          As filed with the Securities and Exchange Commission on April 10, 2008

                                            1933 Act Registration No. 333-40937

                                            1940 Act Registration No. 811-08517
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION


                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 28 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                             AMENDMENT NO. 144 /X/

                    Lincoln Life Variable Annuity Account N
                           (Exact Name of Registrant)

                Lincoln ChoicePlus, Lincoln ChoicePlus II, and
                     Lincoln ChoicePlus Assurance (B Share)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                          Mary Jo Ardington, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                             Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to paragraph (b) of Rule 485

/x/  on April 30, 2008, pursuant to paragraph (b) of Rule 485

/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /  on ______________, pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

                             Prospectus 1

Lincoln ChoicePlusSM
Lincoln Life Variable Annuity Account N
Individual Variable Annuity Contracts

Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802-7866
www.LFG.com
1-888-868-2583

This prospectus describes the individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life). It is primarily for use with nonqualified plans and qualified retirement plans under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount, if available, or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you generally may choose to receive a death benefit upon the death of the annuitant.

The minimum initial purchase payment for the contract is $10,000 for a nonqualified plan or Section 403(b) transfer/rollovers; and $2,000 for any other qualified plan. Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually. Purchase payments allocated to any subaccount or to the fixed side of the contract must be at least $100 or $2,000 respectively.

Except as noted below, you choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time. If your purchase payments are in the fixed account, we guarantee your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. Also, a market value adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a guaranteed period.

All purchase payments for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the contract value and the retirement income for amounts placed into one or more of the contract's variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.

The available funds are listed below:

AIM Variable Insurance Funds (Series I):
     AIM V.I. Capital Appreciation Fund
     AIM V.I. Core Equity Fund
     AIM V.I. International Growth Fund
AllianceBernstein Variable Products Series Fund (Class B):

     AllianceBernstein VPS Global Technology Portfolio
     AllianceBernstein VPS Growth and Income Portfolio
     AllianceBernstein VPS International Value Portfolio
     AllianceBernstein VPS Large Cap Growth Portfolio
     AllianceBernstein VPS Small/Mid Cap Value Portfolio


American Century Investments Variable Products (Class II):
     American Century Investments VP Inflation Protection Fund
American Funds Insurance SeriesSM (Class 2):
   American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
     American Funds International Fund

Delaware VIP Trust (Service Class):
     Delaware VIP Capital Reserves Series

   Delaware VIP Diversified Income Series
     Delaware VIP Emerging Markets Series
     Delaware VIP U.S. Growth Series
Delaware VIP Trust (Standard Class):
     Delaware VIP High Yield Series
   Delaware VIP International Value Equity Series*
     Delaware VIP REIT Series
     Delaware VIP Small Cap Value Series
     Delaware VIP Trend Series
     Delaware VIP Value Series
DWS Investments VIT Funds (Class A):
     DWS Equity 500 Index VIP
     DWS Small Cap Index VIP
Fidelity (Reg. TM) Variable Insurance Products (Service Class 2):
     Fidelity (Reg. TM) VIP Contrafund Portfolio
     Fidelity (Reg. TM) VIP Mid Cap Portfolio
Fidelity (Reg. TM) Variable Insurance Products (Initial Class):
     Fidelity (Reg. TM) VIP Equity-Income Portfolio
     Fidelity (Reg. TM) VIP Growth Portfolio
     Fidelity (Reg. TM) VIP Overseas Portfolio
Franklin Templeton Variable Insurance Products Trust (Class 2):
     FTVIPT Franklin Income Securities Fund
     FTVIPT Franklin Small-Mid Cap Growth Securities Fund
     FTVIPT Mutual Shares Securities Fund
     FTVIPT Templeton Global Income Securities Fund
     FTVIPT Templeton Growth Securities Fund
Janus Aspen Series (Service Class):
     Janus Aspen Balanced Portfolio
     Janus Aspen Mid Cap Growth Portfolio
     Janus Aspen Worldwide Growth Portfolio
Lincoln Variable Insurance Products Trust (Service Class):

     LVIP Baron Growth Opportunities Fund
     LVIP Capital Growth Fund
     LVIP Cohen & Steers Global Real Estate Fund
     LVIP Columbia Value Opportunities Fund
     (formerly Value Opportunities Fund)

     LVIP Delaware Growth and Income Fund
     (formerly Growth and Income Fund)

     LVIP Delaware Special Opportunities Fund
     LVIP Janus Capital Appreciation Fund
     LVIP Marsico International Growth Fund
     LVIP MFS Value Fund
     LVIP Mid-Cap Value Fund
     LVIP SSgA Bond Index Fund*
     LVIP SSgA Developed International 150 Fund*
     LVIP SSgA Emerging Markets 100 Fund*
     LVIP SSgA International Index Fund*
     LVIP SSgA Large Cap 100 Fund*
     LVIP SSgA Small/Mid Cap 200*
     LVIP SSgA Small-Cap Index Fund
     (formerly Small-Cap Index Fund)


Lincoln Variable Insurance Products Trust (Service Class):

     LVIP T. Rowe Price Growth Stock Fund
     LVIP T. Rowe Price Structured Mid-Cap Growth Fund
     LVIP Templeton Growth Fund
     LVIP Turner Mid-Cap Growth Fund
     (formerly Mid-Cap Growth Fund)
     LVIP UBS Global Asset Allocation Fund
     LVIP Wilshire 2010 Profile Fund
     LVIP Wilshire 2020 Profile Fund
     LVIP Wilshire 2030 Profile Fund
     LVIP Wilshire 2040 Profile Fund
     LVIP Wilshire Aggressive Profile Fund
     LVIP Wilshire Conservative Profile Fund
     LVIP Wilshire Moderate Profile Fund
     LVIP Wilshire Moderately Aggressive Profile Fund

Lincoln Variable Insurance Products Trust (Standard Class):

     LVIP Delaware Bond Fund
     LVIP Delaware Social Awareness Fund
     LVIP Mondrian International Value Fund

     LVIP Money Market Fund

     LVIP SSgA S&P 500 Index Fund**
     (formerly S&P 500 Index Fund)

MFS (Reg. TM) Variable Insurance TrustSM (Service Class):

     MFS (Reg. TM) VIT Core Equity Series

MFS (Reg. TM) Variable Insurance TrustSM (Initial Class):

     MFS (Reg. TM) VIT Growth Series
     (formerly Emerging Growth Series)

     MFS (Reg. TM) VIT Total Return Series
     MFS (Reg. TM) VIT Utilities Series
Neuberger Berman Advisers Management Trust (I Class):
     Neuberger Berman AMT Mid-Cap Growth Portfolio
     Neuberger Berman AMT Regency Portfolio
Putnam Variable Trust (Class IB):
     Putnam VT Growth & Income Fund
     Putnam VT Health Sciences Fund

* Not all funds are available in all contracts. Refer to Description of Funds for specific information regarding the availability of funds.

**"S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product. (Please see the Statement of Additional Information which sets forth additional disclaimers and limitations of liability on behalf of S&P.)

This prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that accompany this prospectus, and keep all prospectuses for future reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

More information about the contracts is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, IN 46802-7866, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.


April 30, 2008

Table of Contents



Item                                                          Page
Special Terms                                                  5
Expense Tables                                                 6
Summary of Common Questions                                    9
The Lincoln National Life Insurance Company                   11
Variable Annuity Account (VAA)                                11
Investments of the Variable Annuity Account                   12
Charges and Other Deductions                                  17
The Contracts                                                 22
 Purchase Payments                                            23
 Transfers On or Before the Annuity Commencement Date         24
 Surrenders and Withdrawals                                   26
 Death Benefit                                                28
 Investment Requirements - Option 1                           32
 Investment Requirements - Option 2                           33
 Lincoln Lifetime IncomeSM Advantage                          34
 Lincoln SmartSecurity (Reg. TM) Advantage                    44
 i4LIFE (Reg. TM) Advantage                                   49
 Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage    53
 4LATER (Reg. TM) Advantage                                   56
 Annuity Payouts                                              60
 Fixed Side of the Contract                                   61
Distribution of the Contracts                                 64
Federal Tax Matters                                           65
Additional Information                                        69
 Voting Rights                                                69
 Return Privilege                                             70
 Other Information                                            70
 Legal Proceedings                                            70
Contents of the Statement of Additional Information (SAI)
for Lincoln Life Variable Annuity Account N                   71
Appendix A - Condensed Financial Information                  A-1

Special Terms
In this prospectus, the following terms have the indicated meanings:

4LATER (Reg. TM) Advantage or 4LATER (Reg. TM) - An option that provides an Income Base during the accumulation period, which can be used to establish a Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage in the future.

Account or variable annuity account (VAA) - The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.

Accumulation unit - A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.

Annuitant - The person upon whose life the annuity benefit payments are based, and upon whose life a death benefit may be paid.

Annuity commencement date - The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout - An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit - A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date. See Annuity Payouts.

Beneficiary - The person you choose to receive any death benefit paid if you die before the annuity commencement date.

Contractowner (you, your, owner) - The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the contractowner is the annuitant.

Contract value (may be referenced to as account value in marketing materials) - At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract, if any.

Contract year - Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit - Before the annuity commencement date, the amount payable to your designated beneficiary if the contractowner dies or, if selected, to the contractowner if the annuitant dies. See The Contracts - Death Benefit for a description of the various death benefit options.

Guaranteed Income Benefits - Options that each provide a guaranteed minimum payout floor for the i4LIFE (Reg. TM) Advantage regular income payments.

i4LIFE (Reg. TM) Advantage - An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period.

Lincoln Life (we, us, our) - The Lincoln National Life Insurance Company.


Lincoln Lifetime IncomeSM Advantage - Provides minimum guaranteed lifetime periodic withdrawals that may increase. The Lincoln Lifetime IncomeSM Advantage Plus may provide an amount equal to the excess of the initial Guaranteed Amount over the current contract value.

Lincoln SmartSecurity (Reg. TM) Advantage - Provides minimum guaranteed periodic withdrawals (for life, if the 1 Year Automatic Step-Up option is chosen), regardless of the investment performance of the contract and provided certain conditions are met, that may increase due to subsequent purchase payments and step-ups.

Living Benefit - A general reference to certain riders that may be available for purchase that provide some type of a minimum guarantee while you are alive. These riders are the Lincoln Smart Security (Reg. TM) Advantage, Lincoln Lifetime Income AdvantageSM, 4LATER (Reg. TM) Advantage and i4LIFE (Reg. TM) Advantage (with or without the Guaranteed Income Benefit).


Purchase payments - Amounts paid into the contract.

Selling group individuals - A contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract without the assistance of a sales representative under contract with us:
 o Employees and registered representatives of any member of the selling group (broker-dealers who have selling agreements with us) and their spouses and minor children.
 o Officers, directors, trustees or bona-fide full-time employees and their spouses and minor children, of Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.

Subaccount - The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date - Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period - The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options and/or the fixed account. State premium taxes may also be deducted.


Contractowner Transaction Expenses:



  o   Surrender charge (as a percentage of purchase payments surrendered/withdrawn):      7.00%*
  o   Transfer charge:                                                                    $ 10**

* The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and Other Deductions-Surrender Charge

** The transfer charge will not be imposed on the first 12 transfers during a contract year. We reserve the right to charge a $10 fee for the 13th and each additional transfer during any contract year, excluding automatic dollar cost averaging, portfolio rebalancing and cross reinvestment transfers.



We may apply the market value adjustment to amounts being withdrawn, surrendered or transferred from a guaranteed period account only (except for dollar cost averaging, portfolio rebalancing, cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal limit under the Lincoln SmartSecurity (Reg.
TM) Advantage and regular income payments under i4LIFE (Reg. TM) Advantage). See Fixed Side of the Contract.


The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Annual Account Fee: $35*

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts):


                                                                        With Enhanced
                                           With Estate Enhancement      Guaranteed Minimum
                                           Benefit Rider (EEB)          Death Benefit (EGMDB)
                                           -------------------------    ----------------------
o   Mortality and expense risk charge               1.45%                       1.25%
o   Administrative charge                           0.15%                       0.15%
                                                     ----                        ----
o   Total annual charge for each
    subaccount                                      1.60%                       1.40%

*The account fee will be waived if your contract value is $100,000 or more at the end of any particular contract year. This account fee may be less in some states and will be waived after the fifteenth contract year.


Optional Rider Charges:



Lincoln Lifetime IncomeSMAdvantage:



                                             Lincoln Lifetime IncomeSM
                                                     Advantage
                                            Single or Joint Life Option
                                           ----------------------------
o   Guaranteed maximum annual
    percentage charge*                                1.50%
o   Current annual percentage charge*                 0.75%
o   Additional charge for Lincoln
    Lifetime IncomeSM Advantage
    Plus*                                             0.15%



*The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% Step-up and decreased for withdrawals. These changes to the Guaranteed Amount are discussed below. This charge is deducted from the contract value on a quarterly basis. See Charges and Other Deductions for further information.

Lincoln SmartSecurity (Reg. TM) Advantage:


o   Guaranteed maximum annual
    percentage charge*
o   Current annual percentage charge*



                                        Lincoln SmartSecurity (Reg. TM)    Lincoln SmartSecurity (Reg. TM)
     Lincoln SmartSecurity (Reg. TM)      Advantage - 1 Year Automatic      Advantage - 1 Year Automatic
       Advantage - 5 Year Elective               Step-Up option                    Step-Up option
              Step-Up option           - Single Life (and prior version)            - Joint Life
    --------------------------------- ----------------------------------- --------------------------------
o
                 0.95%                              1.50%                              1.50%
o                0.45%                              0.65%                              0.80%


*The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, and step-ups and decreased for withdrawals. This charge is deducted from the contract value on a quarterly basis. See Charges and Other Deductions for further information.




4LATER (Reg. TM) Advantage:




  o   Guaranteed maximum annual percentage charge*      1.50%
  o   Current annual percentage charge*                 0.50%


*The annual percentage charge for the 4LATER (Reg. TM) Advantage is multiplied by the Income Base (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, automatic 15% Enhancements, and Resets and decreased for withdrawals. The 4LATER (Reg. TM) charge is deducted from the subaccounts on a quarterly basis.


The next table describes charges that apply only when i4LIFE (Reg. TM) Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE (Reg. TM) Advantage charge and the total is deducted from your average daily account value.

i4LIFE (Reg. TM) Advantage Payout Phase (On and After the Periodic Income Commencement Date):


i4LIFE (Reg. TM) Advantage (as a daily percentage of average account value):


                        Enhanced Guaranteed
                        Minimum Death
                        Benefit (EGMDB)                Account Value Death Benefit
                        --------------------           ----------------------------
o   Annual charge*             1.85%                              1.65%



*During the Lifetime Income Period, the charge will be the same rate as the i4LIFE (Reg. TM) Advantage Account Value Death Benefit.

Optional Rider Charges :


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (as a daily percentage of average account value):





  o   Guaranteed maximum annual percentage charge      1.50%
  o   Current annual percentage charge                 0.50%



4LATERSM Advantage Guaranteed Income Benefit (as a daily percentage of average account value):





  o   Guaranteed maximum annual percentage charge      1.50%
  o   Current annual percentage charge                 0.50%



Lincoln Lifetime IncomeSM Advantage Guaranteed Income Benefit (as a daily percentage of average account value):





  o   Guaranteed maximum annual percentage charge      1.50%
  o   Current annual percentage charge                 0.50%



For example, if you purchase the i4LIFE (Reg. TM) Advantage EGMDB for 1.85% with the 4LATERSM Advantage Guaranteed Income Benefit at a maximum charge of 1.50%, your total annual charge is 3.35%.


The next table describes the separate account annual expenses you pay on and after the Annuity Commencement Date:





  o   Mortality and expense risk charge and Administrative charge      1.40%

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2007. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.





                                                    Maximum      Minimum
                                                   ---------    --------
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses):         6.31%        0.31%
Net Total Annual Fund Operating Expenses
(after contractual waivers/reimbursements*):       1.73%        0.28%



* 35 of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2009.

EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.


The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year the maximum fees and expenses of any of the funds and that the EEB death benefit and Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Step-up option are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



1) If you surrender your contract at the end of the applicable time period:




   1 year    3 years   5 years   10 years
----------- --------- --------- ---------
   $1,633    $3,254    $4,821    $8,757


2) If you annuitize or do not surrender your contract at the end of the applicable time period:




 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $933   $2,754    $4,521    $8,757


For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The Contracts - i4LIFE (Reg. TM) Advantage including the Guaranteed Income Benefit Rider, 4LATER (Reg. TM) Advantage and Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.


For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.




Summary of Common Questions
What kind of contract am I buying? It is an individual variable or fixed and/or market value adjusted, if applicable, annuity contract between you and Lincoln Life. This prospectus primarily describes the variable side of the contract. See The Contracts. The contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. You should refer to your contract for any state specific provisions. Please check with your investment representative regarding their availability.

What is the variable annuity account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.


What are Investment Requirements? If you elect one of the following riders:
Lincoln Lifetime IncomeSM Advantage, 4LATER (Reg. TM) Advantage, the Lincoln SmartSecurity (Reg. TM) Advantage, or i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit, you will be subject to certain requirements for your subaccount investments. You may be limited in how much you can invest in certain subaccounts. Different Investment Requirements apply to different riders. See The Contracts - Investment Requirements.

What are my investment choices? Based upon your instruction for purchase payments, the VAA applies your purchase payments to buy shares in one or more of the investment options. In turn, each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account - Description of the Funds.


Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account - Description of the Funds.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you buy accumulation units. If you decide to receive an annuity payout, your accumulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The Contracts.

What charges do I pay under the contract? If you withdraw purchase payments, you pay a surrender charge from 0% to 7.00% of the surrendered or withdrawn purchase payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and Other Deductions-Surrender Charge.

We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.

See Expense Tables and Charges and Other Deductions for additional fees and expenses in these contracts.

The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.

The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the market value adjustment, if applicable. See Fixed Side of the Contract.

Charges may also be imposed during the regular income or annuity payout period, including i4LIFE (Reg. TM) Advantage, if elected. See The Contracts and Annuity Payouts.

For information about the compensation we pay for sales of contracts, see The Contracts - Distribution of the Contracts.

What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The Contracts - Purchase Payments.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if I die before I annuitize? Your beneficiary will receive death benefit proceeds based upon the death benefit you select. Your beneficiary has options as to how the death benefit is paid. In the alternative, you may choose to receive a death benefit on the death of the annuitant. See The Contracts - Death Benefit.

May I transfer contract value between variable options and between the variable and fixed sides of the contract? Yes, subject to currently effective restrictions. For example, transfers made before the annuity commencement date are generally restricted to no more than twelve (12) per contract year. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts - Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date.


What is Lincoln Lifetime IncomeSM Advantage? Lincoln Lifetime IncomeSM Advantage is a rider that you may purchase for an additional charge and which provides minimum guaranteed, periodic withdrawals for your life (Single Life Option) or for the lives of you and your spouse (Joint Life Option) regardless of the investment performance of the contract provided certain conditions are met. Withdrawals are based on the Guaranteed Amount which is equal to the initial purchase payment (or contract value if elected after contract issue). The Guaranteed Amount is not available as a separate benefit upon death or surrender and is increased by subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and the step-up to 200% of the initial Guaranteed Amount and is decreased by withdrawals in accordance with provisions described later in this prospectus. See The Contracts-Lincoln Lifetime IncomeSM Advantage. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage and another one of the living benefit riders. By electing this rider you will be subject to Investment Requirements. See The Contracts - Investment Requirements.

What is Lincoln Lifetime IncomeSM Advantage Plus? Lincoln Lifetime IncomeSM Advantage Plus is available for an additional fee and provides an amount equal to the excess of the initial Guaranteed Amount over the current contract value on the seventh benefit year anniversary so long as no withdrawals have been taken and you adhere to certain Investment Requirements. Lincoln Lifetime IncomeSM Advantage Plus may only be purchased in addition to Lincoln Lifetime IncomeSM Advantage.

What are Living Benefit Riders? Living benefit riders are optional riders available to purchase for an additional fee. These riders provide a type of minimum guarantee if you meet certain conditions. These riders are discussed in detail in this prospectus. In addition, there is an overview of these riders at the end of this prospectus.

What is the Lincoln SmartSecurity (Reg. TM) Advantage? This benefit, which may be available for purchase at an additional charge, provides a Guaranteed Amount equal to the initial purchase payment (or contract value at the time of election) as adjusted. You may access this benefit through periodic withdrawals. Excess withdrawals will adversely affect the Guaranteed Amount. There are two options available to reset the Guaranteed Amount to the current contract value. You cannot simultaneously elect Lincoln SmartSecurity (Reg. TM) Advantage with any other living benefit rider. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - Lincoln SmartSecurity (Reg. TM) Advantage.


What is i4LIFE (Reg. TM) Advantage? i4LIFE (Reg. TM) Advantage is an income program, available for purchase at an additional charge, that provides periodic variable lifetime income payments, a death benefit, and the ability to make withdrawals during a defined period of time (Access Period). For an additional charge, you may purchase a minimum payout floor, the Guaranteed Income Benefit. We assess a charge, imposed only during the i4LIFE (Reg. TM) Advantage payout phase, based on the i4LIFE (Reg. TM) Advantage death benefit you choose and whether or not the Guaranteed Income Benefit is in effect.


What are the Guaranteed Income Benefits? The Guaranteed Income Benefits provide a minimum payout floor for your i4LIFE (Reg. TM) regular income payments. They are available either through 4LATER (Reg. TM) Advantage, Lincoln Lifetime IncomeSM Advantage or may be purchased at the time you elect i4LIFE (Reg. TM) Advantage. 4LATER (Reg. TM) Advantage is purchased prior to the time you elect i4LIFE (Reg. TM) Advantage and provides a guaranteed value, the Income Base, which can be used to establish the Guaranteed Income Benefit floor in the future. The i4LIFE (Reg. TM) Guaranteed Income Benefit or Lincoln Lifetime IncomeSM Advantage Guaranteed Income Benefit is purchased at the time you elect i4LIFE (Reg. TM) Advantage or any time during the Access Period. The i4LIFE (Reg. TM) Guaranteed Income Benefit does not have an Income Base; the minimum floor is based on the contract value at the time you elect i4LIFE (Reg. TM) with the Guaranteed Income Benefit. By electing one of these benefits, you will be subject to Investment Requirements. See The Contracts - i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit and 4LATER (Reg. TM) Advantage Guaranteed Income Benefit.

What is 4LATER (Reg. TM) Advantage? 4LATER (Reg. TM) Advantage, which may be available for purchase at an additional charge, is a way to guarantee today a minimum payout floor (a Guaranteed Income Benefit) in the future for the i4LIFE (Reg. TM) Advantage regular income payments. 4LATER (Reg. TM) Advantage provides an initial Income Base that is guaranteed to increase at a specified percentage over the accumulation period of the annuity. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - 4LATER (Reg. TM) Advantage.


May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts - Surrenders and Withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and Other Deductions. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 591/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal Tax Matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home office. In most states you assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. See Return Privilege.

Where may I find more information about accumulation unit values? Appendix A to this prospectus provides more information about accumulation unit values.



Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges. Results calculated without contingent deferred sales charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.

During extended periods of low interest rates, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative.

The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance.




The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies. Guarantees provided within death benefit options and living benefit riders are backed by the claims-paying ability of Lincoln Life.


Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Lincoln Financial Group sells a wide variety of financial products and solutions through financial advisors: mutual funds, managed accounts, retirement solutions, life insurance, 401(k) and 403(b) plans, savings plans, institutional investments and comprehensive financial planning and advisory services.



Variable Annuity Account (VAA)

On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their subaccounts, and they offer different benefits.




Financial Statements
The financial statements of the VAA and the consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.




Investments of the Variable Annuity Account
You decide the subaccount(s) to which you allocate purchase payments. There is a separate subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.


Investment Advisers

As compensation for its services to the fund, the investment adviser receives a fee from the fund which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectus for the fund.


Certain Payments We Receive with Regard to the Funds


With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate). It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the Contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some funds may pay us significantly more than other funds and the amount we receive may be substantial. These percentages currently range up to 0.46%, and as of the date of this prospectus, we were receiving payments from each fund family. We (or our affiliates) may profit from these payments or use these payments for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contracts and, in our role as intermediary, the funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.

The AllianceBernstein, American Century, American Funds, Delaware, Fidelity, Franklin, Janus, Lincoln, MFS and Putnam Funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans). The payment rates range up to 0.35% based on the amount of assets invested in those Funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.



Description of the Funds

Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.

We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional purchase payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.

Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.


Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for the fund. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.



AIM Variable Insurance Funds, advised by AIM Advisors, Inc.

  o Capital Appreciation Fund (Series I): Capital appreciation.

  o Core Equity Fund (Series I): Long-term growth.

  o International Growth Fund (Series I): Long-term growth.


AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.

  o AllianceBernstein Global Technology Portfolio (Class B): Maximum capital appreciation.

  o AllianceBernstein Growth and Income Portfolio (Class B): Growth and income.


  o AllianceBernstein International Value Portfolio (Class B): Long-term growth.

  o AllianceBernstein Large Cap Growth Portfolio (Class B): Maximum capital appreciation.

  o AllianceBernstein Small/Mid Cap Value Portfolio (Class B): Long-term growth.


American Century Investments Variable Products, advised by American Century

  o Inflation Protection Fund (Class II): Long-term total return.


American Funds Insurance SeriesSM, advised by Capital Research and Management Company

  o Global Growth Fund (Class 2): Long-term growth.

  o Global Small Capitalization Fund (Class 2): Long-term growth.

  o Growth Fund (Class 2): Long-term growth.

  o Growth-Income Fund (Class 2): Growth and income.

  o International Fund (Class 2): Long-term growth.



Delaware VIP Trust, advised by Delaware Management Company


  o Capital Reserves Series (Service Class): Current income.

  o Diversified Income Series (Service Class): Total return.


  o Emerging Markets Series (Service Class): Capital appreciation.


  o High Yield Series (Standard Class): Capital appreciation.

  o International Value Equity Series (Standard Class): Long- term growth. This fund is not offered in contracts issued on or after February 22,
2000.

  o REIT Series (Standard Class): Total return.

  o Small Cap Value Series (Standard Class): Capital appreciation.

  o Trend Series (Standard Class): Capital appreciation.

  o U.S. Growth Series (Service Class): Capital appreciation.

  o Value Series (Standard Class): Long-term capital appreciation.


DWS Investments VIT Funds, advised by Deutsche Asset Management Inc. and subadvised by Northern Trust Investments, Inc.


  o DWS Equity 500 Index VIP (Class A): Capital appreciation.
     (Subadvised by Northern Trust Investments, Inc.)


  o DWS Small Cap Index VIP (Class A): Capital appreciation.

     (Subadvised by Northern Trust Investments, Inc.)



Fidelity (Reg. TM) Variable Insurance Products, advised by Fidelity Management and Research Company

  o Contrafund (Reg. TM) Portfolio (Service Class 2): Long-term capital appreciation.

  o Equity-Income Portfolio (Initial Class): Reasonable income.

  o Growth Portfolio (Initial Class): Capital appreciation.

  o Mid Cap Portfolio (Service Class 2): Long-term growth.

  o VIP Overseas Portfolio (Initial Class): Long-term growth.


Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income Securities Fund and the Franklin Small-Mid Cap Growth Securities Fund, by Templeton Global Advisors Limited for the Templeton Global Income Securities Fund and the Templeton Growth Securities Fund, and by Franklin Mutual Advisors, LLC for the Mutual Shares Securities Fund.

  o Franklin Income Securities Fund (Class 2): Current income.


  o Franklin Small-Mid Cap Growth Securities Fund (Class 2): Long-term capital growth.


  o Mutual Shares Securities Fund (Class 2): Capital appreciation.

  o Templeton Global Income Securities Fund (Class 2): Total return.

  o Templeton Growth Securities Fund (Class 2): Long-term growth.
     (Subadvised by Templeton Asset Management Ltd.)


Janus Aspen Series, advised by Janus Capital Management LLC

  o Balanced Portfolio (Service Class): Long-term growth and current income.

  o Mid Cap Growth Portfolio (Service Class): Long-term growth.

  o Worldwide Growth Portfolio (Service Class): Long-term growth.


Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.


  o LVIP Baron Growth Opportunities Fund (Service Class): Long-term growth. (Subadvised by BAMCO, Inc.)

  o LVIP Capital Growth Fund (Service Class): Capital appreciation. (Subadvised by Wellington Management)

  o LVIP Cohen & Steers Global Real Estate Fund (Service Class): Total Return. (Subadvised by Cohen & Steers Capital Management)

  o LVIP Columbia Value Opportunities Fund (Service Class): Long-term capital appreciation.
     (Subadvised by Columbia Management Advisors, LLC)
     (formerly LVIP Value Opportunities Fund)

  o LVIP Delaware Bond Fund (Standard Class): Current income.
     (Subadvised by Delaware Management Company)

  o LVIP Delaware Growth and Income Fund (Service Class): Capital appreciation.

     (Subadvised by Delaware Management Company)

  o LVIP Delaware Social Awareness Fund (Standard Class): Capital appreciation.

     (Subadvised by Delaware Management Company)

  o LVIP Delaware Special Opportunities Fund (Service Class): Capital appreciation.
     (Subadvised by Delaware Management Company)

  o LVIP Janus Capital Appreciation Fund (Service Class): Long-term growth. (Subadvised by Janus Capital Management LLC)

  o LVIP Marsico International Growth Fund (Service Class): Long-term capital appreciation.
     (Subadvised by Marsico Capital Management, LLC)

  o LVIP MFS (Reg. TM) Value Fund (Service Class): Capital appreciation. (Subadvised by Massachusetts Financial Services Company)

  o LVIP Mid-Cap Value Fund (Service Class): Long-term capital appreciation. (Subadvised by Wellington Management)

  o LVIP Mondrian International Value Fund (Standard Class): Long-term capital appreciation.
     (Subadvised by Mondrian Investment Partners Limited)

  o LVIP Money Market Fund (Standard Class): Preservation of capital. (Subadvised by Delaware Management Company)

  o LVIP SSgA Bond Index Fund (Service Class): Current income.
    (Sub-advised by SSgA Funds Management, Inc.)
     This fund will be available on or about June 16, 2008. Consult your financial adviser.

  o LVIP SSgA Developed International 150 Fund (Service Class): Long-term capital appreciation.
    (Sub-advised by SSgA Funds Management, Inc.)
     This fund will be available on or about June 16, 2008. Consult your financial adviser.

  o LVIP SSgA Emerging Markets 100 Fund (Service Class): Long-term capital appreciation.
    (Sub-advised by SSgA Funds Management, Inc.)
     This fund will be available on or about June 16, 2008. Consult your financial adviser.

  o LVIP SSgA International Index Fund (Service Class): Long-term capital appreciation.
    (Sub-advised by SSgA Funds Management, Inc.)
     This fund will be available on or about June 16, 2008. Consult your financial adviser.

  o LVIP SSgA Large Cap 100 Fund (Service Class): Long-term capital appreciation.
    (Sub-advised by SSgA Funds Management, Inc.)
     This fund will be available on or about June 16, 2008. Consult your financial adviser.

  o LVIP SSgA Small/Mid Cap 200 Fund (Service Class): Long-term capital appreciation.
    (Sub-advised by SSgA Funds Management, Inc.)
     This fund will be available on or about June 16, 2008. Consult your financial adviser.

  o LVIP SSgA S&P 500 Index Fund (Standard Class): Capital appreciation. (Sub-advised by SSgA Funds Management, Inc
     (formerly LVIP S&P 500 Index Fund)

  o LVIP SSgA Small-Cap Index Fund (Service Class): Capital appreciation. (Sub-advised by SSgA Funds Management, Inc
     (formerly LVIP Small-Cap Index Fund)

  o LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term growth of capital.
     (Subadvised by T. Rowe Price Associates, Inc.)

  o LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Service Class): Maximum capital appreciation.
     (Subadvised by T. Rowe Price Associates, Inc.)

  o LVIP Templeton Growth Fund (Service Class): Long-term growth of capital. (Subadvised by Templeton Investment Counsel, LLC)

  o LVIP Turner Mid-Cap Growth Fund (Service Class): Capital appreciation. (Subadvised by Turner Investment Partners)
     (formerly LVIP Mid-Cap Growth Fund)

  o LVIP UBS Global Asset Allocation Fund (Service Class): Total return. (Subadvised by UBS Global Asset Management (Americas) Inc. (UBS Global AM)

  o LVIP Wilshire 2010 Profile Fund (Service Class): Total return; a fund of funds.*
     (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire 2020 Profile Fund (Service Class): Total return; a fund of funds.*
     (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire 2030 Profile Fund (Service Class): Total return; a fund of funds.*
     (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire 2040 Profile Fund (Service Class): Total return; a fund of funds.*
     (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire Aggressive Profile Fund (Service Class): Capital appreciation; a fund of funds.*
     (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire Conservative Profile Fund (Service Class): Current income; a fund of funds.*
     (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire Moderate Profile Fund (Service Class): Total return; a fund of funds.*
     (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire Moderately Aggressive Profile Fund (Service Class): Growth and income; a fund of funds.*
     (Subadvised by Wilshire Associates Incorporated)

*Funds offered in a fund of funds structure may have higher expenses than funds that invest directly in debt or equity securities.



MFS (Reg. TM) Variable Insurance TrustSM, advised by Massachusetts Financial Services Company


  o Core Equity Series (Service Class): Capital appreciation.

  o Growth Series (Initial Class): Capital appreciation.
     (formerly Emerging Growth Series)

  o Total Return Series (Initial Class): Total return.

  o Utilities Series (Initial Class): Total return.



Neuberger Berman Advisers Management Trust, advised by Neuberger Berman
    Management, Inc.


  o Mid-Cap Growth Portfolio (I Class): Capital appreciation.
     (Subadvised by Neuberger Berman, LLC)

  o Regency Portfolio (I Class): Long-term growth.
     (Subadvised by Neuberger Berman, LLC)



Putnam Variable Trust, advised by Putnam Investment Management, LLC

  o Growth & Income Fund (Class IB): Capital growth and current income.

  o Health Sciences Fund (Class IB): Capital appreciation.


Fund Shares

We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.


Reinvestment of Dividends and Capital Gain Distributions

All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.


Addition, Deletion or Substitution of Investments

We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all contractowners or only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.

Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion.

We also may:
 o remove, combine, or add subaccounts and make the new subaccounts available to you at our discretion;
 o transfer assets supporting the contracts from one subaccount to another or from the VAA to another separate account;
 o combine the VAA with other separate accounts and/or create new separate accounts;
 o deregister the VAA under the 1940 Act; and
 o operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.

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

We may modify the provisions of the contracts to reflect changes to the subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.



Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.

Our administrative services include:
 o processing applications for and issuing the contracts;
 o processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services - See Additional Services and the SAI for more information on these programs);
 o maintaining records;
 o administering annuity payouts;
 o furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values);
 o reconciling and depositing cash receipts;
 o providing contract confirmations;
 o providing toll-free inquiry services; and
 o furnishing telephone and electronic fund transfer services.

The risks we assume include:
 o the risk that annuitants receiving annuity payouts under contracts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
 o the risk that death benefits paid will exceed the actual contract value;
 o the risk that more owners than expected will qualify for waivers of the surrender charge;

 o the risk that lifetime payments to individuals from Lincoln Smart Security (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage will exceed the contract value;

 o the risk that, if the i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit or 4LATER (Reg. TM) Guaranteed Income Benefit is in effect, the required income payments will exceed the account value; and
 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the contingent deferred sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.


Deductions from the VAA

We apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:


                                                                        With Enhanced
                                           With Estate Enhancement      Guaranteed Minimum
                                           Benefit Rider (EEB)          Death Benefit (EGMDB)
                                           -------------------------    ----------------------
o   Mortality and expense risk charge               1.45%                       1.25%
o   Administrative charge                           0.15%                       0.15%
                                                     ----                        ----
o   Total annual charge for each
    subaccount                                      1.60%                       1.40%

Surrender Charge

A surrender charge applies (except as described below) to surrenders and withdrawals of purchase payments that have been invested for the periods indicated as follows:

                                                               Number of contract anniversaries since
                                                                    purchase payment was invested
                                                               ---------------------------------------
                                                                0    1    2    3    4    5    6    7+
      Surrender charge as a percentage of the surrendered or   7%   6%   5%   4%   3%   2%   1%   0
      withdrawn purchase payments

An account fee will be deducted and any market value adjustment will be made before the deduction of the surrender charge.


A surrender charge does not apply to:
 o A surrender or withdrawal of a purchase payment beyond the seventh anniversary since the purchase payment was invested;
 o Withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed the free amount which is equal to 15% of the total purchase payments (this does not apply upon surrender of the contract);
 o When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;
 o A surrender or withdrawal equal to a maximum of 75% of the contract value as a result of admittance of the contractowner into an accredited nursing home or equivalent health care facility, where the admittance into such facility occurs after the effective date of the contract and the owner has been confined for at least 180 consecutive days;
 o A surrender of the contract as a result of the death of the contractowner, joint owner or annuitant;
 o Purchase payments when used in the calculation of the initial periodic income payment and the initial Account Value under the i4LIFE (Reg. TM) Advantage option or the contract value applied to calculate the benefit amount under any annuity payout option made available by us;
 o Regular income payments made under i4LIFE (Reg. TM) Advantage, including any payments to provide 4LATERSM or i4LIFE (Reg. TM) Guaranteed Income benefits, or periodic payments made under any annuity payout option made available by us;
 o A surrender of a contract or withdrawal of a contract value from contracts issued to selling group individuals;

 o Withdrawals up to the Maximum Annual Withdrawal amount under the Lincoln SmartSecurity (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage, subject to certain conditions.


For purposes of calculating the surrender charge on withdrawals, we assume that:

1. The free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.

2. Prior to the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
  o from purchase payments (on a FIFO basis) until exhausted; then
  o from earnings until exhausted.

3. On or after the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
  o from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
  o from earnings until exhausted; then
  o from purchase payments (on a FIFO basis) to which a surrender charge still applies until exhausted.

We apply the surrender charge as a percentage of purchase payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your contract value has increased or decreased. The surrender charge is calculated separately for each purchase payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.

If the contractowner is a corporation or other non-individual (non-natural person), the annuitant or joint annuitant will be considered the contractowner or joint owner for purposes of determining when a surrender charge does not apply.


Transfer Fee

We reserve the right to charge a $10 fee for the 13th and each additional transfer during any contract year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during the contract year.


Account Fee

During the accumulation period, we will deduct $35 from the contract value on each contract anniversary to compensate us for the administrative services provided to you; this $35 account fee will also be deducted from the contract value upon surrender. This fee may be lower in certain states, if required, and will be waived after the fifteenth contract year. The account fee will be waived for any contract with a contract value that is equal to or greater than $100,000 on the contract anniversary. There is no account fee on contracts issued to selling group individuals.



Rider Charges

A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement.


Lincoln Lifetime IncomeSM Advantage Charge. While this Rider is in effect, there is a charge for the Lincoln Lifetime IncomeSM Advantage, if elected. The Rider charge is currently equal to an annual rate of 0.75% (0.1875% quarterly) for the Lincoln Lifetime IncomeSM Advantage Single Life or Joint Life option. If the Lincoln Lifetime IncomeSM Advantage Plus is purchased, an additional 0.15% is added, for a total current cost of 0.90%.

The charge is applied to the Guaranteed Amount as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% Step-up and decreased for withdrawals. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount of the contract on the valuation date the Rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Lincoln Lifetime IncomeSM Advantage Guaranteed Amount section for a discussion and example of the impact of the changes to the Guaranteed Amount.

The annual Rider percentage charge may increase each time the Guaranteed Amount increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 1.50%. Therefore, your percentage charge for this Rider could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. This opt out will only apply for this particular Automatic Annual Step-up and is not available if additional purchase payments would cause your charge to increase (see below). You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.

An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% Step-up will not cause an increase in the annual Rider percentage charge but will increase the dollar amount of charge.

Once cumulative additional purchase payments into your annuity contract after the first Benefit Year exceed $100,000, any additional purchase payment will potentially cause the charge for your Rider to change to the current charge for new purchases in effect on the next Benefit Year anniversary, but the charge will never exceed the guaranteed maximum annual charge. The new charge will become effective on the Benefit Year anniversary.

The Rider charge will be discontinued upon termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider (except for death) or surrender of the contract.

If the Guaranteed Amount is reduced to zero while the contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.

If you purchase Lincoln Lifetime IncomeSM Advantage Plus Option, an additional 0.15% charge will be added to the Lincoln Lifetime IncomeSM Advantage charge for a total current charge of 0.90% applied to the Guaranteed Amount. This total charge (which may change as discussed above) is in effect until the 7th Benefit Year anniversary. If you exercise your Plus Option, this entire rider and its charge will terminate. If you do not exercise the Plus Option, after the 7th Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed and the Lincoln Lifetime IncomeSM Advantage rider and charge will continue. If you make a withdrawal prior to the 7th Benefit Year anniversary, you will not be able to exercise the Plus option, but the additional 0.15% charge will remain on your contract until the 7th Benefit Year anniversary.


Lincoln SmartSecurity (Reg. TM) Advantage Charge. While this Rider is in effect, there is a charge for the Lincoln SmartSecurity (Reg. TM) Advantage, if elected. The Rider charge is currently equal to an annual rate of:

1) 0.45% (0.1125% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage
-  5 Year Elective Step-up option; or

2) 0.65% (0.1625% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage
- 1 Year Automatic Step-up, Single Life option (and also the prior version of Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up); or

3) 0.80% (0.2000% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage
-  1 Year Automatic Step-up, Joint Life option.

Once the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, Single Life option is available in your state, the prior version will not be available. If you purchase this Rider in the future, the percentage charge will be the current charge in effect at the time of purchase.

The charge is applied to the Guaranteed Amount as adjusted. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount of the contract on the valuation date the Rider charge is assessed. In Lincoln SmartSecurity (Reg. TM) Advantage
- 5 Year Elective Step-up option and the Lincoln SmartSecurity (Reg. TM)

Advantage - 1 Year Automatic Step-up (without the Single or Joint Life option), the charge may be deducted in proportion to the value in the fixed account as well. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Lincoln SmartSecurity (Reg. TM) Advantage, Guaranteed Amount section, for a discussion and example of the impact of changes to the Guaranteed Amount.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the annual Rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.

Under both options, if you elect to step-up the Guaranteed Amount for another 10 year period (including if we administer the step-up election for you or if you make a change from a Joint Life to a Single Life option after a death or divorce), a pro-rata deduction of the Rider charge based on the Guaranteed Amount immediately prior to the step-up will be made on the valuation date of the step-up. This deduction covers the cost of the Rider from the time of the previous deduction to the date of the step-up. After a contractowner's step-up, we will deduct the Rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the valuation date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the Rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge of 0.95% for the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option or 1.50% for the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your Rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The Rider charge will be discontinued upon the earlier of the annuity commencement date, election of i4LIFE (Reg. TM) Advantage or termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider or surrender of the contract.

Rider Charge Waiver. For the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the Rider charge may be waived. For the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, no Rider charge waiver is available with the Single Life and Joint Life options. The earlier version of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.

Whenever the above conditions are met, on each valuation date the Rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this Rider or on the most recent step-up date; and (2) purchase payments made after the step-up, then the quarterly Rider charge will be waived. If the withdrawals have been more than 10%, then the Rider charge will not be waived.


4LATER (Reg. TM) Advantage Charge. Prior to the periodic income commencement date (which is defined as the valuation date the initial regular income payment under i4LIFE (Reg. TM) Advantage is determined), the annual 4LATER (Reg. TM) charge is currently 0.50% of the Income Base. The Income Base (an amount equal to the initial purchase payment or contract value at the time of election), as adjusted, is a value that will be used to calculate the 4LATER (Reg. TM) Guaranteed Income Benefit. An amount equal to the quarterly 4LATER (Reg. TM) Rider charge multiplied by the Income Base will be deducted from the subaccounts on every third month anniversary of the later of the 4LATER (Reg.
TM) Rider Effective Date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each subaccount on the valuation date the 4LATER (Reg. TM) Rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional purchase payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a Reset to the current Account Value. If you purchase 4LATER (Reg. TM) in the future, the percentage charge will be the charge in effect at the time you elect 4LATER (Reg. TM).


Upon a reset of the Income Base, a pro-rata deduction of the 4LATER (Reg. TM) Rider charge based on the Income Base immediately prior to the reset will be made on the valuation date of the reset. This deduction covers the cost of the 4LATER (Reg. TM) Rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER (Reg. TM) Rider charge for the reset Income Base on a quarterly basis, beginning on the valuation date on or next following the three month anniversary of the reset. At the time of the reset, the annual charge will be the current charge in effect for new purchases of 4LATER (Reg. TM) at the time of reset, not to exceed the guaranteed maximum charge of 1.50%. If you never elect to reset your Income Base, your 4LATER (Reg. TM) Rider percentage charge will never change, although the amount we deduct will change as your Income Base changes.

Prior to the periodic income commencement date, a pro-rata amount of the 4LATER (Reg. TM) Rider charge will be deducted upon termination of the 4LATER (Reg.
TM) Rider for any reason other than death.


i4LIFE (Reg. TM) Advantage Charge. i4LIFE (Reg. TM) Advantage is subject to a charge (imposed during the i4LIFE (Reg. TM) Advantage payout phase), computed daily of the net asset value of the Account Value in the VAA. The annual rate of the i4LIFE (Reg. TM) Advantage charge is: 1.65% for the i4LIFE (Reg. TM) Advantage Account Value death benefit; and 1.85% for the i4LIFE (Reg. TM) Advantage EGMDB. This charge consists of a mortality and expense risk and administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). If i4LIFE (Reg. TM) Advantage is elected at issue of the contract, i4LIFE (Reg. TM) Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE (Reg. TM) Advantage and the charge will begin on the periodic income commencement date which is the valuation date on which the regular income payment is determined. After the Access Period ends, the charge will be the same rate as the cost of the i4LIFE (Reg. TM) Advantage Account Value death benefit.

i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Charge.

The Guaranteed Income Benefit which is purchased with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of 0.50%, which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage of the net asset value of the Account Value in the VAA computed daily as follows: 2.15% for the i4LIFE (Reg. TM) Advantage Account Value death benefit; and 2.35% for the i4LIFE (Reg. TM) Advantage EGMDB.

The Guaranteed Income Benefit percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the Guaranteed Income Benefit (described later) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50%.

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.


4LATER (Reg. TM) Guaranteed Income Benefit Charge. The 4LATER (Reg. TM) Guaranteed Income Benefit which is purchased with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of .50% which is added to the i4LIFE (Reg.
TM) Advantage charge for a total current percentage of the net asset value of the Account Value in the VAA computed daily as follows: 2.15% for the Account Value death benefit; and 2.35% for the EGMDB. These charges apply only during the i4LIFE (Reg. TM) Advantage payout phase.

On the periodic income commencement date, a pro-rata deduction of the 4LATER (Reg. TM) Rider charge will be made to cover the cost of 4LATER (Reg. TM) since the previous deduction. On and after the periodic income commencement date, the 4LATER (Reg. TM) Rider charge will be added to the i4LIFE (Reg. TM) charge as a daily percentage of average account value. This is a change to the calculation of the 4LATER (Reg. TM) charge because after the periodic income commencement date, when the 4LATER (Reg. TM) Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER (Reg. TM) charge is the same immediately before and after the periodic income commencement date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the periodic income commencement date and then multiplied by the average daily account value after the periodic income commencement date.


After the periodic income commencement date, the 4LATER (Reg. TM) percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the 4LATER (Reg. TM) Guaranteed Income Benefit (described later) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the 4LATER (Reg. TM) percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50%.

After the periodic income commencement date, if the 4LATER (Reg. TM) Guaranteed Income Benefit is terminated, the 4LATER (Reg. TM) Rider annual charge will also terminate.


Lincoln Lifetime Income (Reg. TM) Advantage Guaranteed Income Benefit Charge.

The Guaranteed Income Benefit which is purchased with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of 0.50%, which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage of the net asset value of the Account Value in the VAA computed daily as follows: 2.15% for the i4LIFE (Reg. TM) Advantage Account Value death benefit; and 2.35% for the i4LIFE (Reg. TM) Advantage EGMDB.

The Guaranteed Income Benefit percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the Guaranteed Income Benefit (described later) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50%.

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.




Deductions for Premium Taxes

Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from zero to 3.5%.


Other Charges and Deductions

The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the market value adjustment if applicable. See Fixed Side of the Contract.


The mortality and expense risk and administrative charge of 1.40% will be assessed on all variable annuity payouts (except for the i4LIFE (Reg. TM) Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk.

There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.


Additional Information

The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
 o the use of mass enrollment procedures,
 o the performance of administrative or sales functions by the employer,
 o the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
 o any other circumstances which reduce distribution or administrative expenses.

The exact amount of charges and fees applicable to a particular contract will be stated in that contract.



The Contracts

Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the Contracts.


When a completed application and all other information necessary for processing a purchase order is received at our Home office, an initial purchase payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial purchase payment to your agent, we will not begin processing your purchase order until we receive the application and initial purchase payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is complete, we will allocate your initial purchase payment within two business days.



Who Can Invest

To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the contractowner, joint owner and annuitant must be under age 86. Certain death benefit options may not be available at all ages. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.

In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a purchase payment and/or freeze a contractowner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or death benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the contractowner, and held in that account until instructions are received from the appropriate regulator.


If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.



Replacement of Existing Insurance

Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.

Purchase Payments

Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $10,000 for a non-qualified plan or Section 403(b) transfer/rollovers; and $2,000 for any other qualified plan. The minimum annual amount for additional purchase payments is $100. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a minimum purchase payment is not submitted, we will contact you to see if additional money will be sent, or if we should return the purchase payment to you. Purchase payments in total may not exceed $2 million without our approval. If you stop making purchase payments, the contract will remain in force as a paid-up contract. However, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. Purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract, or the death of the contractowner, whichever comes first. Upon advance written notice, we reserve the right to limit purchase payments made to the contract.


Valuation Date

Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.


Allocation of Purchase Payments


Purchase payments allocated to the variable account are placed into the VAA's subaccounts, according to your instructions. You may also allocate purchase payments in the fixed account, if available.

The minimum amount of any purchase payment which can be put into any one subaccount is $50. The minimum amount of any purchase payment which can be put into a fixed account guaranteed period is $2,000, subject to state approval.

If we receive your purchase payment from you or your broker-dealer in good order at our Home office prior to 4:00 p.m., New York time, we will use the accumulation unit value computed on that valuation date when processing your purchase payment. If we receive your purchase payment at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. If you submit your purchase payment to your representative, we will generally not begin processing the purchase payment until we receive it from your representative's broker-dealer. If your broker-dealer submits your purchase payment to us through the Depository Trust and Clearing Corporation
(DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your purchase payment to us, and your purchase payment was placed with your broker-dealer prior to 4:00 p.m., New York time, then we will use the accumulation unit value computed on that valuation date when processing your purchase payment. If your purchase payment was placed with your broker-dealer at or after 4:00 p.m. New York time, then we will use the accumulation unit value computed on the next valuation date.

The number of accumulation units determined in this way is not impacted by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.



Valuation of Accumulation Units

Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the purchase payments are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

1. The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

2. The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3. The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Contracts with different features have different daily charges, and therefore, will have different corresponding accumulation unit values on any given day. In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.

Transfers On or Before the Annuity Commencement Date

You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. We reserve the right to charge a $10 fee for the 13th and each additional transfer during any contract year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during a contract year.

The minimum amount which may be transferred between subaccounts is $50 (or the entire amount in the subaccount, if less than $50). If the transfer from a subaccount would leave you with less than $50 in the subaccount, we may transfer the total balance of the subaccount. Transfers will also be subject to any restrictions that may be imposed by the funds themselves.

A transfer request may be made to our Home office using written, telephone, fax, or electronic instructions, if the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home office.

Requests for transfers will be processed on the valuation date that they are received when they are received at our Home office before the end of the valuation date (normally 4:00 p.m. New York time). If we receive a transfer request at or after 4:00p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date.

If your contract offers a fixed account, you also may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a subaccount would leave you with less than $50 in the subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer part of the contract value from a fixed account to the various subaccount(s) except that the sum of the percentages of a fixed account transferred is limited to 15% of the value of that fixed account in any contract year.

Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE (Reg. TM) Advantage transfers) may be subject to market value adjustments, if applicable.

Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.


Market Timing

Frequent, large, or short-term transfers among subaccounts and the fixed account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the subaccounts and the fixed account that may affect other contractowners or fund shareholders.

In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among subaccounts. While we reserve the right to enforce these policies and procedures, contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contractowners who violate the excessive trading policies established by the fund.

You should be aware that the purchase and redemption orders received by the funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from policy owners engaged in disruptive trading activity, the fund may reject the entire omnibus order.

Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from subaccount to subaccount to comply with specific fund policies and procedures.

We may increase our monitoring of contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same contractowner if that contractowner has been identified as a market timer. For each contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.

Once a contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the contractowner in writing that future transfers (among the subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, standard delivery for the remainder of the contract year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this "original signature" restriction on that contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that contractowner's particular transfers.

Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of contractowners determined to be engaged in such transfer activity that may adversely affect other contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.

Our Market Timing Procedures are applied consistently to all contractowners. An exception for any contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all contractowners or as applicable to all contractowners investing in underlying funds. We also reserve the right to implement and administer redemption fees imposed by one or more of the funds in the future.

Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.

Transfers After the Annuity Commencement Date


You may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per contract year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment.

If you select i4LIFE (Reg. TM) Advantage your transfer rights and restrictions for the variable subaccounts and the fixed account during the Access Period are the same as stated in the section of this prospectus called Transfers On or Before the Annuity Commencement Date. During the i4LIFE (Reg. TM) Advantage Lifetime Income Period, you are subject to the rights set forth in the prior paragraph.



Ownership

The owner on the date of issue will be the person or entity designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a joint owner.

As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Non-qualified contracts may not be collaterally assigned. An assignment affects the death benefit and living benefits calculated under the contract. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.


Joint Ownership

If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.


Annuitant

The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are a tax-exempt entity, then you can name two joint annuitants]. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying us of the change. The new annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the death benefit on the death of the annuitant. See The Contracts - Death Benefit. A contingent annuitant may be named or changed by notifying us in writing. Contingent annuitants are not allowed on contracts owned by non-natural owners. On or after the annuity commencement date, the annuitant or joint annuitants may not be changed and contingent annuitant designations are no longer applicable.


Surrenders and Withdrawals


Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request on an approved Lincoln distribution request form (available from the Home office), subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend on the annuity payout option selected.


The amount available upon the surrender/withdrawal is the cash surrender value (contract value, plus or minus any market value adjustment, less any applicable surrender charges, account fees and premium tax charges) at the end of the valuation period during which the written request for surrender/withdrawal is received at the Home office. If we receive a surrender or withdrawal request at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. Surrenders and withdrawals from the fixed account may be subject to a market value adjustment. The maximum amount which can be withdrawn without incurring any surrender charges is explained under Charges and other deductions. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home office. The payment may be postponed as permitted by the 1940 Act.

If you request a lump sum surrender and your surrender value is over $10,000, your money will be placed into a SecureLine (Reg. TM) account in your name. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may begin writing checks immediately.

The SecureLine (Reg. TM) account is a special service that we offer in which your surrender proceeds are placed into an interest-bearing account. Instead of mailing you a check, we will send a checkbook so that you will have access to the account simply by writing a check for all or any part of the proceeds. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account.

There are charges associated with surrender of a contract or withdrawal of contract value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining contract value. If the charges are deducted from the remaining contract value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.


The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal Tax Matters - Taxation of Withdrawals and Surrenders.


Additional Services

These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home office. For further detailed information on these services, please see Additional Services in the SAI.

Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain variable subaccounts into the variable subaccounts on a monthly basis. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value.

The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.

Only one of the three additional services (DCA, cross reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross reinvestment running simultaneously.



Asset Allocation Models

Your registered representative may discuss asset allocation models with you to assist you in deciding how to allocate your purchase payments among the various subaccounts and/or the fixed account. The models listed below, available on or about June 16, 2008, were designed and prepared by SSgA Funds Management, Inc., a registered investment advisory firm for use by Lincoln Financial Distributors, Inc., (LFD) the principal underwriter of the contracts. LFD provides models to broker dealers who may offer the models to their own clients. The models do not constitute investment advice and you should consult with your broker dealer representative to determine whether you should utilize a model or which model is suitable for you based upon your goals, risk tolerance and time horizon.

Each model invests different percentages of contract value in some or all of the LVIPT subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your contract value (and any additional purchase payments you make) will be allocated among certain subaccounts in accordance with the model's asset allocation strategy. You may not make transfers among the subaccounts. We will deduct any withdrawals you make from the subaccounts in the asset allocation model on a pro rata basis. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.

Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help reduce volatility and boost returns over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably not appropriate for you.

The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.

In order to maintain the model's specified subaccount allocation percentages, you agree to be automatically enrolled in and you thereby authorize us to automatically rebalance your contract value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each allocation. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.


The models are static asset allocation models. This means that that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you desire to change your contract value or purchase payment allocation or percentages to reflect a revised or different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no charge from Lincoln for participating in a model.

Certain living benefit riders may require that you allocate purchase payments in accordance with Investment Requirements that may be satisfied by choosing one of the asset allocation models. Different requirements and/or restrictions may apply under the individual rider. See The Contracts - Investment Requirements.

The following models have been prepared by SSgA Funds Management, Inc., a registered investment advisor. The models are comprised of funds from the LVIP that are offered within your contract. Your registered representative will have more information on the specific investments of each model.
 o The SSgA Conservative Index Model is composed of specified underlying subaccounts representing a target allocation of approximately 40% in three equity subaccounts and 60% in one fixed income subaccount. This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes index funds exclusively.
 o The SSgA Moderate Index Model is composed of specified underlying subaccounts representing a target allocation of approximately 60% in three equity subaccounts and 40% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes index funds exclusively.
 o The SSgA Moderately Aggressive Index Model is composed of specified underlying subaccounts representing a target allocation of approximately
   80% in three equity subaccounts and 20% in one fixed income subaccount.
   This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively.
 o The SSgA Aggressive Index Model is composed of specified underlying subaccounts representing a target allocation of approximately 90% in three equity subaccounts and 10% in one fixed income subaccount. This model seeks long term growth of capital. The model utilizes index funds exclusively.
 o The SSgA Structured Conservative Model is composed of specified underlying subaccounts representing a target allocation of approximately 40% in seven equity subaccounts and 60% in one fixed income subaccount. This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The SSgA Structured Moderate Model is composed of specified underlying subaccounts representing a target allocation of approximately 60% in seven equity subaccounts and 40% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The SSgA Structured Moderately Aggressive Model is composed of specified underlying subaccounts representing a target allocation of approximately
   80% in seven equity subaccounts and 20% fixed one income subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The SSgA Structured Aggressive Model is composed of specified underlying subaccounts representing a target allocation of approximately 90% in seven equity subaccounts and 10% in one fixed income subaccount. This model seeks long term growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.

Franklin Templeton Founding Investment Strategy: Through the Franklin Templeton Founding Investment Strategy you may allocate purchase payments and/or contract values to three underlying funds as listed below. This is not an asset allocation model. Upon selection of this program you agree to be automatically enrolled in portfolio rebalancing and authorize us to automatically rebalance your contract value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each allocation. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.





  o   FTVIPT Franklin Income Securities      34%
  o   FTVIPT Mutual Shares Securities        33%
  o   LVIP Templeton Growth Fund             33%


Death Benefit

The chart below provides a brief overview of how the death benefit proceeds will be distributed, if death occurs prior to i4LIFE (Reg. TM) Advantage elections or to the annuity commencement date. Refer to your contract for the specific provisions applicable upon death.

 UPON DEATH OF:    AND...
contractowner     There is a surviving joint owner
 contractowner     There is no surviving joint owner
contractowner     There is no surviving joint owner
                  and the beneficiary predeceases the
                  contractowner
 annuitant         The contractowner is living
annuitant         The contractowner is living
 annuitant**       The contractowner is a trust or other
                  non-natural person



 UPON DEATH OF:    AND...                                 DEATH BENEFIT PROCEEDS PASS TO:
contractowner     The annuitant is living or deceased    joint owner
 contractowner     The annuitant is living or deceased    designated beneficiary
contractowner     The annuitant is living or deceased    contractowner's estate
 annuitant         There is no contingent annuitant       The youngest contractowner
                                                         becomes the contingent annuitant
                                                         and the contract continues. The
                                                         contractowner may waive* this
                                                         continuation and receive the death
                                                         benefit proceeds.
annuitant         The contingent annuitant is living     contingent annuitant becomes the
                                                         annuitant and the contract continues
 annuitant**       No contingent annuitant allowed        designated beneficiary
                  with non-natural contractowner

* Notification from the contractowner to select the death benefit proceeds must be received within 75 days of the death of the annuitant.

** Death of annuitant is treated like death of the contractowner.


If the contractowner (or a joint owner) or annuitant dies prior to the annuity commencement date, a death benefit may be payable. You can choose the death benefit. Only one death benefit may be in effect at any one time and this election terminates if you elect i4LIFE (Reg. TM) Advantage or any annuitization option. Generally, the more expensive the death benefit the greater the protection.

You should consider the following provisions carefully when designating the beneficiary, annuitant, any contingent annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the death benefit or other amount paid upon a contractowner's or annuitant's death.

You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our Home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

Upon the death of the contractowner, a death benefit will be paid to the beneficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner.

If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alternatively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this death benefit must be received by us within 75 days of the death of the annuitant. The contract terminates when any death benefit is paid due to the death of the annuitant.

A death benefit payable on the death of the annuitant will not be paid if the annuitant has been changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior annuitant.

Enhanced Guaranteed Minimum Death Benefit (EGMDB). If the EGMDB is in effect, the death benefit paid will be the greatest of:
 o the contract value as of the valuation date we approve the payment of the claim; or

 o the sum of all purchase payments less the sum of all withdrawals, partial annuitizations and premium tax incurred (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all purchase payments amount on a dollar for dollar basis. See The Contracts - Lincoln Lifetime IncomeSM Advantage); or

 o the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) for ages up to, and including, the deceased's age 80. The highest contract value is increased by purchase payments and is decreased by partial withdrawals, partial annuitizations, and any premium taxes incurred on or subsequent to the anniversary date on which the highest contract value is obtained.

Estate Enhancement Benefit Rider (EEB Rider). The amount of death benefit payable under this Rider is the greatest of the following amounts:
 o The contract value as of the valuation date we approve the payment of the claim; or

 o The sum of all purchase payments reduced by the sum of all withdrawals (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all purchase payments amount on a dollar for dollar basis. See The Contracts - Lincoln Lifetime IncomeSM Advantage); or

 o The highest contract value on any contract anniversary (including the inception date) prior to the 81st birthday of the deceased contractowner, joint owner (if applicable), or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom a death claim is approved for payment. The highest contract value is adjusted for certain transactions. It is increased by purchase payments made on or after that contract anniversary on which the highest contract value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date; or
 o The current contract value as of the valuation date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:
  o the contract earnings; or
  o the covered earnings limit.

Note: If there are no contract earnings, there will not be an amount provided under this item.

All references to withdrawals include deductions for applicable charges and premium taxes, if any.

The Enhancement Rate is based on the age of the oldest contractowner, joint owner (if applicable), or annuitant on the date when the Rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB Rider is not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the Rider would become effective.

Contract earnings equal:
 o the contract value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
 o the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); minus
 o each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus
 o the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The covered earnings limit equals 200% of:
 o the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); plus
 o each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the contractowner, joint owner (if applicable) or annuitant; minus
 o the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.


Only the contract value as of the valuation date we approve the payment of the death claim is available as a death benefit if a contractowner, joint owner or annuitant was added or changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior contractowner, joint owner or annuitant. If your contract value equals zero, no death benefit will be paid.


The EEB Rider may not be available in all states. Please check with your investment representative regarding availability of this rider. Contracts purchased after the Rider becomes available in your state may only elect the Rider at the time of purchase.

The EEB Rider may not be terminated unless you surrender the contract or the contract is in the annuity payout period.

Accumulated Benefit Enhancement (ABE). This is no longer available unless you had elected this death benefit option prior to January 15, 2003. An Accumulated Benefit Enhancement may also be available for non-qualified i4LIFE (Reg. TM) Advantage contracts. See i4LIFE (Reg. TM) Advantage. There is no additional charge for this benefit.

Whenever this ABE Death Benefit is in effect, the death benefit amount will be the greater of the death benefit chosen under the contract and this ABE Death Benefit. Any death benefit will be paid in the manner defined within the contract (see the discussions on Death Benefits Before the Annuity Commencement Date and General Death Benefit Information in the prospectus).

Upon the death of any contractowner, joint owner or annuitant, the ABE Death Benefit will be equal to the sum of all purchase payments made under the new contract, plus the Enhancement Amount minus all withdrawals, including any applicable charges and any premium tax incurred. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount will be used to calculate the ABE Death Benefit.

The Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract's death benefit equal to the lesser of:
 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.

In addition, if the actual cash surrender value received by us is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.

For the ABE Death Benefit to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include:
 o the prior company's periodic customer statement;
 o a statement on the prior company's letterhead;
 o or a printout from the prior company's website.

This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.

If more than one annuity contract is exchanged to us, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount. Under the new contract, upon the death of any contractowner, joint owner or annuitant who was not a contractowner or annuitant on the effective date of the new contract, the ABE Death Benefit will be equal to the contract value under the new contract as of the date the death claim is approved by us for payment (unless the change occurred because of the death of a contractowner, joint owner or annuitant). If any contractowner, joint owner or annuitant is changed due to a death and the new contractowner, joint owner or annuitant is age 76 or older when added to the contract, then the ABE Death Benefit for this new contractowner, joint owner or annuitant will be equal to the contract value as of the date the death claim is approved by us for payment.

The ABE Death Benefit will terminate on the earliest of:
 o the valuation date the selected death benefit option of the contract is changed; or
 o the annuity commencement date.

It is important to realize that even with the ABE Enhancement Amount, your death benefit will in many cases be less than the death benefit from your prior company. This is always true in the first year, when only 75% of the Enhancement Amount is available.


General Death Benefit Information

Only one of these death benefit elections may be in effect at any one time and these elections terminate if you elect i4LIFE (Reg. TM) Advantage.

If there are joint owners, upon the death of the first contractowner, we will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, we will pay a death benefit to the designated beneficiary(s).

If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Should the surviving spouse elect to continue the contract, a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value on the date the surviving spouse elects to continue will be added to the contract value. If the contract is continued in this way the death benefit in effect at the time the beneficiary elected to continue the contract will remain as the death benefit. If the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current contract value (after crediting any death benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving annuitant is 76 or older the death benefit payable will become the EGMDB and the total annual charge will be reduced to, 1.40%.

The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal Tax Matters.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:
 o If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or
 o If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

If the beneficiary is a minor, court documents appointing the guardian/custodian may be required.

Unless the contractowner has already selected a settlement option, the beneficiary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.

Upon the death of the annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If the death benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an annuity payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

In the case of a death of one of the parties to the annuity contract, if the recipient of the death benefit has elected a lump sum settlement and the contract value is over $10,000, the proceeds will be placed into the interest-bearing account in the recipient's name as the owner of the account. The SecureLine (Reg. TM) account allows the recipient additional time to decide how to manage death benefit proceeds with the balance earning interest from the day the account is opened. SecureLine (Reg. TM) is not a method of deferring taxation.

The SecureLine (Reg. TM) account is a special service that we offer in which the death benefit proceeds are placed into an interest-bearing account. Instead of mailing you (or the recipient of the death proceeds) a check, we will send a checkbook so that you (or the death proceeds recipient) will have access to the account simply by writing a check for all or any part of the proceeds. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account.



Investment Requirements - Option 1

Contractowners who have elected 4LATER (Reg. TM) Advantage, the Lincoln SmartSecurity (Reg. TM) Advantage, or i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit will be subject to the following requirements on variable subaccount investments. You will be subject to different Investment Requirements if you elect the Lincoln Lifetime IncomeSM Advantage rider. If you do not elect any of these benefits, the Investment Requirements will not apply to your contract.

For 4LATER (Reg. TM) Advantage, Lincoln SmartSecurity (Reg. TM) Advantage, and i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit, we do not intend to enforce these Investment Requirements at this time. We will notify you at least 30 days in advance of when the Investment Requirements will be enforced. Our decision to enforce these requirements will be based on our review of the subaccount investments of the contractowners who have these riders and market conditions.

No more than 35% of your contract value (includes account value if i4LIFE (Reg.
TM) Advantage is in effect) can be invested in the following subaccounts ("Limited Subaccounts"):

o AIM V.I. International Growth Fund
o AllianceBernstein Global Technology Portfolio
o AllianceBernstein International Value Portfolio

o AllianceBernstein Small/Mid Cap Value Portfolio
o American Funds Global Growth Fund
o American Funds Global Small Capitalization Fund
o American Funds International Fund

o Delaware VIP Emerging Markets Series
o Delaware VIP International Value Equity Series
o Delaware VIP REIT Series
o Delaware VIP Small Cap Value Series
o Delaware VIP Trend Series
o DWS Small Cap Index VIP
o Fidelity (Reg. TM) VIP Overseas Portfolio
o FTVIPT Franklin Small-Mid Cap Growth Securities Fund

o FTVIPT Templeton Growth Securities Fund
o Janus Aspen Mid Cap Growth Portfolio
o Janus Aspen Worldwide Growth Portfolio
o LVIP Baron Growth Opportunities Fund Fund
o LVIP Cohen & Steers Global Real Estate Fund
o LVIP Marsico International Growth Fund
o LVIP Mondrian International Value Fund
o LVIP SSgA Developed International 150 Fund
o LVIP SSgA Emerging Markets 100 Fund
o LVIP SSgA International Index Fund
o LVIP SSgA Small/Mid Cap 200 Fund
o LVIP SSgA Small-Cap Index Fund

o LVIP T. Rowe Price Structured Mid-Cap Growth Fund
o LVIP Templeton Growth Fund

o LVIP Turner Mid-Cap Growth Fund

o Neuberger Berman AMT Mid-Cap Growth Portfolio

All other variable subaccounts will be referred to as "Non-Limited
Subaccounts".

You can select the percentages of contract value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total contract value. On each quarterly anniversary of the effective date of any of these benefits, if the contract value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your contract value so that the contract value in the Limited Subaccounts is 30%.


If rebalancing is required, the contract value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the contract value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no contract value in the Non-Limited Subaccounts at that time, all contract value removed from the Limited Subaccounts will be placed in the LVIP Money Market subaccount.

We may move subaccounts on or off the Limited Subaccount list, change the percentages of contract value allowed in the Limited Subaccounts or change the frequency of the contract value rebalancing, at any time, in our sole discretion, but we will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.


At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements;

2. submit your own reallocation instructions for the contract value in excess of 35% in the Limited Subaccounts; or

3. take no action and be subject to the quarterly rebalancing as described above.



Investment Requirements - Option 2

Contractowners who have elected the Lincoln Lifetime IncomeSM Advantage will be subject to the following Investment Requirements-Option 2 on the investments in their contracts. These Investment Requirements are different from the Investment Requirements-Option 1 that apply to purchases of other optional riders. Contractowners with an active Lincoln Lifetime IncomeSM Advantage who terminate Lincoln Lifetime IncomeSM Advantage to purchase i4LIFE (Reg. TM) Advantage with the Lincoln Lifetime Income (Reg. TM) Advantage Guaranteed Income Benefit are also subject to Investment Requirements-Option 2. We have divided the subaccounts of your contract into two groups. We will specify the minimum or maximum percentages of your contract value that must be in each group at the time you purchase the Rider. In addition, you may allocate your contract value and purchase payments in accordance with certain asset allocation models. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase this Rider. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.

You can select the percentages of contract value to allocate to individual funds within each group, but the total investment for all funds in a group must comply with the specified minimum or maximum percentages for that group.

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your contract value on a periodic basis. On each quarterly anniversary of the effective date of the Rider, we will rebalance your contract value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion, but we will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.

We may change the list of subaccounts in a group, change the number of groups, change the minimum or maximum percentages of contract value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion, but we will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these Riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.

At the time you receive notice of a change to the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements;

2. submit your own reallocation instructions for the contract value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or

3. if you take no action, such changes will apply only to additional deposits or to future transfers of contract value. You will not be required to change allocations to existing subaccounts, but you will not be allowed to add money, by either an additional deposit or a contract transfer, in excess of the new percentage applicable to a fund or fund group.

At this time, the subaccount groups are as follows:





Group 1                                             Group 2
Investments must be at least 25%                    Investments cannot exceed 75%
--------------------------------------------------- --------------------------------------------------------
1. American Century VIP Inflation Protection        All other investment options except as discussed below.
2. Delaware VIP High Yield Series
3. LVIP Delaware Bond Fund
4. Delaware VIP Capital Reserves Series
5. Delaware VIP Diversified Series
6. FTVIPT Templeton Global Income Securities Fund
7. LVIP SSgA Bond Index Fund



To satisfy the Investment Requirements for the Lincoln Lifetime Income (Reg.
TM) Advantage, you may allocate 100% of your contract value to or among the MFS VIT Total Return Fund, the FTVIPT Franklin Income Securities Fund, or the LVIP Wilshire Profile Funds that are available in your contract except not more than 75% can be allocated to the LVIP Wilshire Aggressive Profile Fund. If you allocate less than 100% to these funds, then these funds will be considered as part of Group 2 above and you will be subject to the Group 2 restrictions. In addition, you can allocate 100% of your contract value to the Founding Investment Strategy (FTVIPT Franklin Income Securities Fund 34%, LVIP Templeton Growth Fund 33% and FTVIPT Mutual Shares Securities Fund 33%). The LVIP SSgA Emerging Markets 100 Fund and the fixed accounts (except for dollar cost averaging) are not available with Lincoln Lifetime Income (Reg. TM) Advantage.

To satisfy the Investment Requirements of Lincoln Lifetime Income (Reg. TM) Advantage, contract value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. On or about June 16, 2008, 100% of the contract value can be allocated to one of the following models: SSgA Structured Conservative Model, SSgA Structured Moderate Model, SSgA Structured Moderately Aggressive Model, SSgA Conservative Index Model, SSgA Moderate Index Model and SSgA Moderately Aggressive Index Model.

As discussed in the Lincoln Lifetime IncomeSM Advantage Plus section, if you purchase the Lincoln Lifetime IncomeSM Advantage Plus rider, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your contract value to the LVIP Wilshire Moderate Profile Fund, the LVIP Wilshire Conservative Profile Fund (both are funds of funds) or the FTVIPT Franklin Income Securities Fund. On or about June 16, 2008, you may also allocate 100% of your contract value to one of the following models: SSgA Structured Conservative Model, SSgA Structured Moderate Model, SSgA Conservative Index Model and SSgA Moderate Index Model.


Lincoln Lifetime IncomeSM Advantage

The Lincoln Lifetime IncomeSM Advantage is a Rider that is available for purchase with your variable annuity contract if the purchase payment or contract value (if purchased after the contract is issued) is at least $50,000. This Rider provides minimum, guaranteed, periodic withdrawals for your life as contract owner/annuitant (Single Life Option) or for the lives of you as contract owner/annuitant and your spouse as joint owner or primary beneficiary (Joint Life Option) regardless of the investment performance of the contract, provided that certain conditions are met. A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract but, is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial purchase payment (or contract value if elected after contract issue) increased by subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and the Step-up to 200% of the initial Guaranteed Amount and decreased by withdrawals in accordance with the provisions set forth below. No additional purchase payments are allowed if the contract value decreases to zero for any reason.

This Rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. With the Single Life option, you may receive Maximum Annual Withdrawal amounts for your lifetime. If you purchase the Joint Life option, Maximum Annual Withdrawal amounts for the lifetimes of you and your spouse will be available. Withdrawals in excess of the Maximum Annual Withdrawal amount and any withdrawals prior to age 591/2 (for the Single Life Option) or age 65 (for the Joint Life Option) may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement, the 200% Step-up and the Lincoln Lifetime IncomeSM Advantage Plus. These options are discussed below in detail.

An additional option, available for purchase with your Lincoln Lifetime IncomeSM Advantage provides that on the seventh Benefit Year anniversary, provided you have not made any withdrawals, you may choose to cancel your Lincoln Lifetime IncomeSM Advantage rider and receive an increase in your contract value of an amount equal to the excess of your initial Guaranteed Amount (and purchase payments made within 90 days of rider election) over your contract value. This option is called Lincoln Lifetime IncomeSM Advantage Plus and is discussed in detail below. You may consider purchasing this option if you want to guarantee at least a return of your initial purchase payment after 7 years. Lincoln Lifetime IncomeSM Advantage Plus must be purchased with the Lincoln Lifetime IncomeSM Advantage.

By purchasing the Lincoln Lifetime IncomeSM Advantage Rider, you will be limited in how you can invest in the subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts - Investment Requirements - Option 2. If you purchase the Lincoln Lifetime IncomeSM Advantage Plus option, your only investment options until the seventh Benefit Year anniversary are the following: the LVIP Wilshire Moderate Profile Fund, the LVIP Wilshire Conservative Profile Fund, both funds of funds, the FTVIPT Franklin Income Securities Fund or one of the following models: SSgA Structured Conservative Model, SSgA Structured Moderate Model, SSgA Conservative Index Model and SSgA Moderate Index Model.

Lincoln Life offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your contract value and may provide certain guarantees. These riders are fully discussed in this prospectus. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. Information about the relationship between Lincoln Lifetime IncomeSM Advantage and these other riders is included later in this prospectus. Not all riders will be available at all times.

We have designed the rider to protect you from outliving your contract value. If the rider terminates or you (or your spouse, if applicable) die before your contract value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your contract value will be reduced to zero before your (or your spouse's) death. Accordingly, a significant risk against which the rider protects, i.e., that your contract value will be reduced to zero (due to poor market performance or charges) while you are still alive, may be minimal.

If the Rider is elected at contract issue, then the Rider will be effective on the contract's effective date. If the Rider is elected after the contract is issued (by sending a written request to our Home Office), the Rider will be effective on the next valuation date following approval by us. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage with any other living benefit rider.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that.

Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this Rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a death benefit. The initial Guaranteed Amount varies based on when you elect the Rider. If you elect the Rider at the time you purchase the contract, the initial Guaranteed Amount will equal your initial purchase payment. If you elect the Rider after we issue the contract, the initial Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $10,000,000. This maximum takes into consideration the total Guaranteed Amounts from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if Joint Life Option) are the covered lives under either the Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity (Reg. TM) Advantage.

Additional purchase payments automatically increase the Guaranteed Amount by the amount of the purchase payment (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional purchase payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the Rider effective date, each time a purchase payment is made after the cumulative purchase payments equal or exceed $100,000, the charge for your Rider may change on the next Benefit Year anniversary. The charge will be the current charge in effect on that next Benefit Year Anniversary, for new purchases of the Rider. The charge will never exceed the guaranteed maximum annual charge. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge in this prospectus. Additional purchase payments will not be allowed if the contract value decreases to zero for any reason including market loss.

The following example demonstrates the impact of additional purchase payments on the Lincoln Lifetime IncomeSM Advantage charge:





         Initial purchase payment                   $100,000
         Additional purchase payment in Year 2      $ 95,000   No change to charge
         Additional purchase payment in Year 3      $ 75,000   Charge will be the current charge
         Additional purchase payment in Year 4      $ 25,000   Charge will be the current charge



Each withdrawal reduces the Guaranteed Amount as discussed below.

Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount. In addition, the percentage charge may change when cumulative purchase payments exceed $100,000 and also when Automatic Annual Step-ups occur as discussed below. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus purchase payments received in that year, will be increased by 5% if the contract owner/annuitant (as well as the spouse if the Joint Life option is in effect) are under age 86. Additional purchase payments must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that purchase payment. Any purchase payments made within the first 90 days after the effective date of the Rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.


Note: The 5% Enhancement is not available in any year there is a withdrawal from contract value including a Maximum Annual Withdrawal Amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.

The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount:

Initial purchase payment = $100,000; Guaranteed Amount = $100,000

Additional purchase payment on day 30 = $15,000; Guaranteed Amount = $115,000

Additional purchase payment on day 95 = $10,000; Guaranteed Amount = $125,000

On the first Benefit Year Anniversary, the Guaranteed Amount is $130,750 ($115,000 times 1.05%=$120,750 plus $10,000). The $10,000 purchase payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year Anniversary.

The 5% Enhancement will be in effect for 15 years from the effective date of the Rider. The 5% Enhancement will cease upon the death of the contract owner/annuitant or upon the death of the survivor of the contractowner or spouse (if Joint Life option is in effect) or when the oldest of these individuals reaches age 86. A new 15-year period will begin each time an Automatic Annual Step-up to the contract value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10,000,000.

Any withdrawal from the contract value limits the 5% Enhancement as follows:

   a. The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the Rider is within the 15-year period as long as the contract owner/ annuitant (Single Life Option) is 591/2or older or the contractowner and spouse (Joint Life Option) are age 65 or older.

   b. If the contractowner/annuitant (Single Life Option) is under age 591/2 or the contractowner or spouse (Joint Life Option) is under age 65, and a withdrawal is made from the contract, the 5% Enhancement will not occur again until an Automatic Annual Step-Up to the contract value (as described below) occurs.

An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.

If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your percentage charge for the Rider will not change. However, the amount you pay for the Rider will increase since the charge for the Rider is based on the Guaranteed Amount. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary if:

   a. the contractowner/annuitant (Single Life Option), or the contractowner and spouse (Joint Life option) are both still living and under age 86; and


   b. the contract value on that Benefit Year anniversary is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% Step-up (if any, as described below).

Each time the Guaranteed Amount is stepped up to the current contract value as described above, your percentage charge for the Rider will be the current charge for the Rider, not to exceed the guaranteed maximum charge. Therefore, your percentage charge for this Rider could increase every Benefit Year anniversary. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

If your percentage rider charge is increased upon an Automatic Annual Step-up, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the Rider to change. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. If you decline the Automatic Annual Step-up, you will receive the 200% Step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 15-year period for 5% Enhancements will not begin. You may not decline the Automatic Annual Step-up, if applicable, if your additional purchase payments would cause your charge to increase. See the earlier Guaranteed Amount section.

Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional purchase payments and issue age above 591/2(Single Life) or 65 (Joint Life):





                                                                             Potential for   Length of 5%
                                                                Guaranteed     Charge to     Enhancement
                                               Contract Value     Amount         Change         Period
                                              ---------------- ------------ --------------- -------------
         Initial Purchase Payment $50,000....      $50,000        $50,000         No             15
         1st Benefit Year Anniversary .......      $54,000        $54,000        Yes             15
         2nd Benefit Year Anniversary .......      $53,900        $56,700         No             14
         3rd Benefit Year Anniversary .......      $57,000        $59,535         No             13
         4th Benefit Year Anniversary .......      $64,000        $64,000        Yes             15



On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Guaranteed Amount to the contract value of $54,000 since the increase in the contract value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700=$2,835). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the contract value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535).

An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.

Step-up to 200% of the initial Guaranteed Amount. On the Benefit Year anniversary after you (Single Life) or the younger of you and your spouse (Joint Life) reach age 70, or the rider has been in effect for 10 years, whichever event is later, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any purchase payments made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% Step-up applies.) This Step-up will not occur if:

     1) any withdrawal was made prior to age 591/2 (Single Life) or age 65 (Joint Life);

     2) An Excess Withdrawal (defined below) has occurred; or

   3) Cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus purchase payments within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).

   For example, assume the initial Guaranteed Amount is $200,000. A $10,000 Maximum Annual Withdrawal was made at age 65 and at age 66. If one more $10,000 Maximum Annual Withdrawal was made at age 67, the Step-up would not be available since withdrawals cannot exceed $20,000 (10% of $200,000).

This Step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus purchase payments within 90 days of rider election). Required minimum distributions from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amounts section below.

This Step-up will not cause a change to the percentage charge for your rider. However, the amount you pay for the rider will increase since the charge is based on the Guaranteed Amount. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

The following example demonstrates the impact of this Step-up on the Guaranteed
Amount:

Initial purchase payment at age 60 = $200,000; Guaranteed Amount =$200,000; Maximum Annual Withdrawal amount = $10,000.

After 10 years, at age 70, the Guaranteed Amount is $272,339 (after applicable 5% Enhancements and two $10,000 Maximum Annual Withdrawal Amounts) and the contract value is $250,000. Since the Guaranteed Amount is less than $360,000 ($200,000 initial Guaranteed Amount reduced by the two $10,000 withdrawals times 200%), the Guaranteed Amount is increased to $360,000.

The 200% Step-up cannot increase the Guaranteed Amount beyond the Maximum Guaranteed Amount of $10,000,000.

Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your (contractowner) lifetime (Single Life Option) or the lifetimes of you and your spouse (Joint Life Option)as long as you are at least age 591/2 (Single Life Option) or you and your spouse are both at least age 65 (Joint Life Option) and your Maximum Annual Withdrawal amount is greater than zero.

On the effective date of the Rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.

If your contract value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue automatically for your life (and your spouse if applicable) under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.

Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year and the Lincoln Lifetime IncomeSM Advantage Plus is not available (see below). Withdrawals may also negatively impact the 200% Step-up (see above).

The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your contract value.

The Maximum Annual Withdrawal amount will be doubled, called the Nursing Home Enhancement, during a Benefit Year when the contractowner/annuitant is age 591/2 or older or the contractowner and spouse (Joint Life option), are both age 65 or older, and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 36 months or more after the effective date of the Rider, the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Maximum Annual Withdrawal amount will be reduced by 50% starting after the next Benefit Year anniversary.

The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility.

The remaining references to the 5% Maximum Annual Withdrawal amount also include the Nursing Home Enhancement Maximum Annual Withdrawal amount.

The Maximum Annual Withdrawal amount is increased by 5% of any additional purchase payments. For example, if the Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional purchase payment of $10,000 is made, the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000).

5% Enhancements, Automatic Annual Step-ups and the 200% Step-up will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:

   a. the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% Step-up; or

     b. 5% of the Guaranteed Amount on the Benefit Year anniversary.

See the chart below for examples of the recalculation.

The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity (Reg. TM) Advantage under all Lincoln Life contracts (or contracts issued by our affiliates) applicable to you (or your spouse if Joint Life Option) can never exceed 5% of the maximum Guaranteed Amount.

Withdrawals after age 591/2 (Single Life Option) or age 65 (Joint Life Option). If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) after age 591/2 (Single Life) or age 65 (Joint Life) are within the Maximum Annual Withdrawal amount, then:

     1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

     2. the Maximum Annual Withdrawal amount will remain the same.

The impact of withdrawals prior to age 591/2 or age 65 will be discussed later in this section. The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional purchase payments and the contractowner (Single Life) is older than 591/2 and the contractowner and spouse (Joint Life) are both older than 65):





                                                                Guaranteed    Maximum Annual
                                               Contract Value     Amount     Withdrawal Amount
                                              ---------------- ------------ ------------------
         Initial Purchase Payment $50,000....      $50,000        $50,000         $2,500
         1st Benefit Year Anniversary .......      $54,000        $54,000         $2,700
         2nd Benefit Year Anniversary .......      $51,000        $51,300         $2,700
         3rd Benefit Year Anniversary .......      $57,000        $57,000         $2,850
         4th Benefit Year Anniversary .......      $64,000        $64,000         $3,200



The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (1st, 3rd and 4th anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.

Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges. Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic monthly or quarterly installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:

     1. Lincoln's monthly or quarterly automatic withdrawal service is used to calculate and pay the RMD;

     2. The RMD calculation must be based only on the value in this contract;
   and

     3. No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph).

If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal Amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).

Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of contract value that exceed purchase payments are taxed as ordinary income. See Federal Tax Matters.

Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:

   1. The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the contract value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.

   2. The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the pro rata reduction for the Excess Withdrawal); and

     3. The 200% Step-up will never occur.

The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,182 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal amount = $5,000 (5% of the initial Guaranteed Amount of $100,000)

After a $12,000 Withdrawal ($5,000 is within the Maximum Annual Withdrawal amount, $7,000 is the Excess Withdrawal):

The contract value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,000:

Contract Value = $55,000
Guaranteed Amount = $80,000

The contract value is reduced by the $7,000 Excess Withdrawal and the Guaranteed Amount is reduced by 12.72%, the same proportion that the Excess Withdrawal reduced the $55,000 contract value ($7,000 \d $55,000)

Contract value = $48,000

Guaranteed Amount = $69,818 ($80,000 X 12.72% = $10,181; $80,000 - $10,181 =
$69,818)
Maximum Annual Withdrawal amount = $3,491.00 (5% of $69,818)

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.

Excess Withdrawals will be subject to surrender charges unless one of the waiver of surrender charge provisions set forth in your prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $5,000 Maximum Annual Withdrawal amount is not subject to surrender charges; the $7,000 Excess Withdrawal may be subject to surrender charges. See Charges and Other Deductions - Surrender Charges.

Withdrawals before age 591/2/65. If any withdrawal is made prior to the time the contractowner, is age 591/2 (Single Life) or the contractowner and spouse (Joint Life) are both age 65, including withdrawals equal to Maximum Annual Withdrawal amounts, the following will occur:

   1. The Guaranteed Amount will be reduced in the same proportion that the entire withdrawal reduced the contract value (this means that the reduction in the Guaranteed amount could be more than a dollar-for-dollar reduction);

     2. The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount;

   3. The 5% Enhancement to the Guaranteed Amount is not available until after an Automatic Annual Step-up to the contract value occurs. This Automatic Annual Step-up will not occur until the contract value exceeds the Guaranteed Amount on a Benefit Year anniversary.See the 5% Enhancement section above), and

     4. The 200% Step-up will never occur.

The following is an example of the impact of a withdrawal prior to age 591/2 for single or age 65 for joint:
 o $100,000 purchase payment
 o $100,000 Guaranteed Amount
 o A 10% market decline results in a contract value of $90,000
 o $5,000 Maximum Annual Withdrawal amount

If a $5,000 withdrawal is made before age 591/2, the Guaranteed Amount will be $94,444 ($100,000 reduced by 5.56% ($5,000/
$90,000) and the new Maximum Annual Withdrawal amount is $4,722 (5% times $94,444). Surrender charges will apply unless one of the waiver of surrender charge provisions is applicable. See Charges and Other Deductions - Surrender Charges.

In a declining market, withdrawals prior to age 591/2 (or 65 if Joint Life) may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.

Lincoln Lifetime IncomeSM Advantage Plus. If you have purchased Lincoln Lifetime IncomeSM Advantage Plus, ("Plus Option"), on the seventh Benefit Year anniversary, you may elect to receive an increase in your contract value equal to the excess of your initial Guaranteed Amount, (plus any purchase payments made within 90 days of the rider effective date) over your current contract value. Making this election will terminate the Plus Option as well as the Lincoln Lifetime IncomeSM Advantage and the total charge for this rider and you will have no further rights to Maximum Annual Withdrawal amounts or any other benefits under this rider. You have 30 days after the seventh Benefit Year anniversary to make this election, but you will receive no more than the difference between the contract value and the initial Guaranteed Amount (plus any purchase payments within 90 days of the rider effective date) on the seventh Benefit Year anniversary. If you choose to surrender your contract at this time, any applicable surrender charges will apply.

You may not elect to receive an increase in contract value if any withdrawal is made, including Maximum Annual Withdrawal amounts or required minimum distributions, prior to the seventh Benefit Year anniversary. If you make a withdrawal prior to the seventh Benefit Year anniversary, the charge for this Plus Option (in addition to the Lincoln Lifetime IncomeSM Advantage charge) will continue until the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed from your contract and the charge for your Lincoln Lifetime IncomeSM Advantage will continue.

If you do not elect to exercise the Plus Option, after the seventh Benefit Year anniversary, your Lincoln Lifetime IncomeSM Advantage and its charge will continue and the Plus Option 0.15% charge will be removed from your contract.

The following example illustrates the Plus Option upon the seventh Benefit Year anniversary:

Initial purchase payment of $100,000; Initial Guaranteed Amount of $100,000.

On the seventh Benefit Year anniversary, if the current contract value is $90,000; the contractowner may choose to have $10,000 placed in the contract and the Plus Option (including the right to continue the Lincoln Lifetime IncomeSM Advantage) will terminate at that time.

If you decide to purchase the Plus Option, your only investment options until the seventh Benefit Year anniversary are the: LVIP Wilshire Moderate Profile Fund, the LVIP Wilshire Conservative Profile Fund, both funds of funds, the FTVIPT Franklin Income Securities Fund or one of the following models: SSgA Structured Conservative Model, SSgA Structured Moderate Model, SSgA Conservative Index Model and SSgA Moderate Index Model. You may not transfer contract value out of these funds to any other funds before the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, you may invest in other subaccounts in your contract, subject to the Investment Requirements.

Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal Amount, because you have reached the Maturity Date of the Contract, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.

The Maximum Annual Withdrawal Amount Annuity Payment Option is a fixed annuitization in which the contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE (Reg. TM) Advantage, which are based on your contract value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount (including the Nursing Home Enhancement if you qualify) for your life or the life of you and your spouse for the Joint Life option.

If the contract value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.

If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, you may be eligible for a final payment upon death of the Single Life or surviving Joint Life. To be eligible the death benefit option in effect immediately prior to the Maximum Annual Withdrawal Amount Annuity Payout Option must not be the Account Value Death Benefit.

The final payment is equal to the sum of all purchase payments, decreased by withdrawals in the same proportion as the withdrawals reduce the contract value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the purchase payments dollar for dollar. If your death benefit option in effect immediately prior to the Maximum Annual Withdrawal Amount Annuity Payout Option provided for deduction for withdrawals on a dollar for dollar basis, then any withdrawals that occurred prior to the election of the Lincoln Lifetime Income (Reg. TM) Advantage will reduce the sum of all purchase payments on a dollar for dollar basis.

Death Prior to the Annuity Commencement Date. The Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount or any other death benefit upon death of the contractowners or annuitant. At the time of death, if the contract value equals zero, no death benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of the Lincoln Lifetime IncomeSM Advantage does not impact the death benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the Single Life, the Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). The Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect. If the beneficiary elects to continue the contract after the death of the Single Life (through a separate provision of the contract), the beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage Rider if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Guaranteed Amount.

Upon the first death under the Joint Life option, the lifetime payout of the Maximum Annual Withdrawal amount will continue for the life of the surviving spouse. The 5% Enhancement, 200% Step-up, Lincoln Lifetime IncomeSM Advantage Plus and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, the Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). The Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.

As an alternative, after the first death, the surviving spouse may choose to terminate the Joint Life option and purchase a new Single Life option, if available, under the terms and charge in effect at the time for a new purchase. The surviving spouse must be under age 65. In deciding whether to make this change, the surviving spouse should consider: 1) if the change will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the Single Life Rider option for new issues will provide an earlier age (591/2) to receive Maximum Annual Withdrawal amounts.

Impact of Divorce on Joint Life Option. In the event of a divorce, the contractowner may terminate the Joint Life Option and purchase a Single Life Option, if available, (if the contractowner is under age 65) at the current Rider charge and the terms in effect for new sales of the Single Life Option.

After a divorce, the contractowner may keep the Joint Life Option to have the opportunity to receive lifetime payouts for the lives of the contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the Rider up to and including the date the new spouse is added to the Rider.

General Provisions.

Termination. After the seventh anniversary of the effective date of the Rider, the contractowner may terminate the Rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
 o Upon exercise of the Lincoln Lifetime IncomeSM Advantage Plus option to receive an increase in the contract value equal to the excess of your initial Guaranteed Amount over the contract value;
 o on the annuity commencement date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
 o if the contractowner or annuitant is changed (except if the surviving spouse under the Joint Life option assumes ownership of the contract upon death of the contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
 o upon the death under the Single Life option or the death of the surviving spouse under the Joint Life option;
 o when the Maximum Annual Withdrawal amount is reduced to zero; or
 o upon termination of the underlying annuity contract.

The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.

If you terminate the Rider, you must wait one year before you can re-elect any Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity (Reg. TM) Advantage, 4LATER (Reg. TM) Advantage or any other living benefits we may offer in the future. The one-year wait does not apply to the election of a new rider after the exercise (and resulting termination) of the Lincoln Lifetime IncomeSM Advantage Plus.

Compare to Lincoln SmartSecurity (Reg. TM) Advantage. If a contractowner is interested in purchasing a rider that provides guaranteed minimum withdrawals, the following factors should be considered when comparing Lincoln Lifetime IncomeSM Advantage and the Lincoln SmartSecurity (Reg. TM) Advantage (only one of these riders can be added to a contract at any one time): the Lincoln Lifetime IncomeSM Advantage has the opportunity to provide a higher Guaranteed Amount because of the 5% Enhancement, Automatic Annual Step-up or 200% Step-up and this benefit also provides the potential for lifetime withdrawals from an earlier age for the Single Life Option only (59 1/2 rather than age 65 with the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-Up). However, the percentage charge for the Lincoln Lifetime IncomeSM Advantage is higher for the Single Life (lower for the Joint Life) and has the potential to increase on every Benefit Year Anniversary if the increase in contract value exceeds the 5% Enhancement. Another factor to consider is that immediate withdrawals from your contract, under the Lincoln Lifetime IncomeSM Advantage, will adversely impact the 5% Enhancement and 200% Step-up. In addition, if the withdrawal is made before age 591/2 (Single Life) or age 65 (Joint Life), the 5% Enhancement is further limited and the 200% Step-up is not available. The Lincoln SmartSecurity (Reg. TM) Advantage provides that Maximum Annual Withdrawal amounts can continue to a beneficiary to the extent of any remaining Guaranteed Amount while the Lincoln Lifetime IncomeSM Advantage does not offer this feature. The Investment Requirements and Termination provisions are different between these two riders.

i4LIFE (Reg. TM) Advantage Option. i4LIFE (Reg. TM) Advantage is an income program, available for purchase at an additional charge, that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a death benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for purchase at the time you elect i4LIFE (Reg. TM) Advantage. Depending on a person's age and the selected length of the Access Period, i4LIFE (Reg. TM) Advantage may provide a higher payout than the Maximum Annual Withdrawal amounts under Lincoln Lifetime IncomeSM Advantage. You cannot have both i4LIFE (Reg. TM)Advantage and Lincoln Lifetime IncomeSM Advantage in effect on your contract at the same time.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage may decide to drop Lincoln Lifetime IncomeSM Advantage and purchase i4LIFE (Reg. TM) Advantage if i4LIFE (Reg. TM) Advantage will provide a higher payout amount. If this decision is made, the contractowner can use any remaining Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Lincoln Lifetime Income (Reg. TM) Advantage Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage at the terms in effect for owners of the Lincoln Lifetime Income (Reg. TM) Advantage rider. i4LIFE (Reg. TM) Advantage with the Lincoln Lifetime Income (Reg. TM) Advantage Guaranteed Income Benefit must be elected before the Annuity Commencement Date and by age 99 for nonqualified contracts or age 85 for qualified contracts. See i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit sections of your prospectus. The charges for these benefits will be the current charges in effect for the i4LIFE (Reg. TM) Advantage and Lincoln Lifetime Income (Reg. TM) Advantage Guaranteed Income Benefit at the time of election of these benefits. If you use your Lincoln Lifetime Income (Reg. TM) Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit in effect for at least 3 years. In addition, Option 2 of the Investment Requirements applicable to Lincoln Lifetime IncomeSM Advantage will also apply to i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit

Below is an example of how the Guaranteed Amount from the Lincoln Lifetime IncomeSM Advantage is used to establish the Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage.

Prior to i4LIFE (Reg. TM) Advantage election:

Contract Value = $100,000

Guaranteed Amount = $100,000

After i4LIFE (Reg. TM)Advantage election:

Regular Income Payment = $6,700 per year = Contract Value divided by the i4LIFE (Reg. TM) Advantage annuity factor

Guaranteed Income Benefit = $5,020 per year = Guaranteed Amount divided by Guaranteed Income Benefit Table factor applicable to owners of the Lincoln Lifetime Income (Reg. TM) Advantage rider.

Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The death benefit calculation for certain death benefit options in effect prior to the annuity commencement date may change for contractowners with an active Lincoln Lifetime IncomeSM Advantage. Certain death benefit options provide that all withdrawals reduce the death benefit in the same proportion that the withdrawals reduce the contract value. If you elect the Lincoln Lifetime IncomeSM Advantage, withdrawals less than or equal to the Maximum Annual Withdrawal amount, after age 591/2 for the Single Life Option or age 65 for Joint Life Option, will reduce the sum of all purchase payments option of the death benefit on a dollar for dollar basis. This applies to the sum of all purchase payments alternative of the Enhanced Guaranteed Minimum Death Benefit or the Estate Enhancement Benefit, whichever is in effect. See Death Benefits in your prospectus. Any Excess Withdrawals and all withdrawals prior to age 591/2 for Single Life or age 65 for Joint Life will reduce the sum of all purchase payments in the same proportion that the withdrawals reduced the contract value under any death benefit option in which proportionate withdrawals are in effect. This change has no impact on death benefit options in which all withdrawals reduce the death benefit calculation on a dollar for dollar basis. The terms of your contract will describe which method is in effect for your contract.

The following example demonstrates how a withdrawal will reduce the death benefit if both the Enhanced Guaranteed Minimum Death Benefit (EGMDB) and the Lincoln Lifetime IncomeSM Advantage are in effect when the contractowner dies. Note that this calculation applies only to the sum of all purchase payments calculation and not for purposes of reducing the highest anniversary contract value under the EGMDB:

Contract value before withdrawal $80,000

Maximum Annual Withdrawal Amount $ 5,000

Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:

     a) Contract value $80,000

     b) Sum of purchase payments $100,000

     c) Highest anniversary contract value $150,000

Withdrawal of $9,000 will impact the death benefit calculations as follows:

     a) $80,000 - $9,000 = $71,000 (Reduction $9,000)

     b) $100,000 - $5,000 = $95,000 (dollar for dollar reduction of Maximum Annual Withdrawal amount)
     $95,000 - $5,067 = $89,933 [$95,000 times ($4,000/$75,000) = $5,067] Pro rata reduction of Excess Withdrawal. Total reduction = $10,067.

   c) $150,000 - $16,875 = $133,125 [$150,000 times $9,000/$80,000 = $16,875]
     The entire $9,000 withdrawal reduces the death benefit option pro rata. Total reduction = $16,875.

Item c) provides the largest death benefit of $133,125.

Availability.

The Lincoln Lifetime IncomeSM Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts, for existing contractowners, on or about May 19, 2008. The contractowner/annuitant as well as the spouse under the Joint Life option must be under age 86 at the time this Rider is elected. You cannot elect the Rider on or after the purchase of i4LIFE (Reg. TM) Advantage or on or after the Annuity Commencement Date and must wait at least 12 months after terminating 4LATER (Reg. TM) Advantage, Lincoln SmartSecurity (Reg. TM) Advantage or any other living benefits we may offer in the future. The 12 month wait will be waived until the later of July 31, 2008 or 60 days after the Lincoln Lifetime IncomeSM Advantage is available for sale in your state. If you decide to drop a rider to add Lincoln Lifetime IncomeSM Advantage, your Guaranteed Amount will equal the current contract value on the effective date of the change. Before you make this change, you should consider that no guarantees or fee waiver provisions carry over from the previous rider. The Lincoln Lifetime IncomeSM Advantage terminates after the death of a covered life and the Guaranteed Amount is not available to a benefiicary. You will be subject to additional Investment Requirements. See the comparison to Lincoln SmartSecurity (Reg. TM) Advantage for other factors to consider before making a change.

There is no guarantee that the Lincoln Lifetime IncomeSM Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. The availability of this Rider will depend upon your state's approval of this Rider. In addition, certain features of the Rider may not be available in some states. Check with your investment representative regarding availability.


Lincoln SmartSecurity (Reg. TM) Advantage


The Lincoln SmartSecurity (Reg. TM) Advantage is a Rider that is available for purchase with your variable annuity contract. This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial purchase payment (or contract value if elected after contract issue) adjusted for subsequent purchase payments, step-ups and withdrawals in accordance with the provisions set forth below. Two different options are available to step-up the Guaranteed Amount to a higher level (the contract value at the time of the step-up). You must choose one of these two options:

     Lincoln SmartSecurity (Reg. TM) Advantage -  5 Year Elective Step-up or

     Lincoln SmartSecurity (Reg. TM) Advantage -  1 Year Automatic Step-up

when you purchase the benefit. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up, the contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value, if higher, on each Benefit Year anniversary through the 10th anniversary. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, the contractowner can also initiate additional ten-year periods of automatic step-ups.

You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up Single Life or Joint Life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse (when available in your state). These options are discussed below in detail.


By purchasing this Rider, you may be limited in how much you can invest in certain subaccounts. See The Contracts - Investment Requirements. We offer other optional riders available for purchase with its variable annuity contracts. These riders, which are fully discussed in this prospectus, provide different methods to take income from your contract value and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. In particular, before you elect the Lincoln SmartSecurity (Reg. TM) Advantage, you may want to compare it to Lincoln Lifetime IncomeSM Advantage, which provides minimum guaranteed, periodic withdrawals for life. See The Contracts - Lincoln Lifetime IncomeSM Advantage - Compare to Lincoln SmartSecurity (Reg. TM) Advantage.


If the benefit is elected at contract issue, then the Rider will be effective on the contract's effective date. If the benefit is elected after the contract is issued (by sending a written request to our Home office), the Rider will be effective on the next valuation date following approval by us.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that. If the contractowner elects to step-up the Guaranteed Amount (this does not include automatic annual step-ups within a ten-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next valuation date after notice of the step-up is approved by us.


Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this Rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a death benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elect the benefit at the time you purchase the contract, the Guaranteed Amount will equal your initial purchase payment. If you elect the benefit after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option. This maximum takes into consideration the combined Guaranteed Amount of all Lincoln Life contracts (or contracts issued by our affiliates) owned by you (or on which you or your spouse if joint owner are the annuitant) under either the Lincoln SmartSecuritySM Advantage or the Lincoln Lifetime IncomeSM Advantage.

Additional purchase payments automatically increase the Guaranteed Amount by the amount of the purchase payment (not to exceed the maximum); for example, a $10,000 additional purchase payment will increase the Guaranteed Amount by $10,000. For the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option we may restrict purchase payments to your annuity contract in the future. We will notify you if we restrict additional purchase payments. For the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, we will allow purchase payments into your annuity contract after the first anniversary of the Rider effective date if the cumulative additional purchase payments exceed $100,000 only with prior Home Office approval. Additional purchase payments will not be allowed if the contract value is zero.



Each withdrawal reduces the Guaranteed Amount as discussed below.

Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments and step-ups are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.

Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary up to and including the tenth Benefit Year if:

a. the contractowner or joint owner is still living; and


b. the contract value as of the valuation date, after the deduction of any withdrawals (including surrender charges and interest adjustments), the Rider charge and account fee plus any purchase payments made on that date is greater than the Guaranteed Amount immediately preceding the valuation date.


After the tenth Benefit Year anniversary, you may initiate another ten-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:

a. each contractowner and annuitant is under age 81; and

b. the contractowner or joint owner is still living.

If you choose, we will administer this election for you automatically, so that a new ten-year period of step-ups will begin at the end of each prior ten-year step-up period.

Following is an example of how the step-ups work in the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, (assuming no withdrawals or additional purchase payments):



                                             Contract Value   Guaranteed Amount
         o Initial Deposit $50,000               $50,000     $50,000
         o 1st Benefit Year Anniversary          $54,000     $54,000
         o 2nd Benefit Year Anniversary          $53,900     $54,000
         o 3rd Benefit Year Anniversary          $57,000     $57,000

Annual step-ups, if the conditions are met, will continue until (and including) the 10th Benefit Year Anniversary. If you had elected to have the next ten-year period of step-ups begin automatically after the prior ten-year period, annual step-ups, if conditions are met, will continue beginning on the 11th Benefit Year Anniversary.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, after the fifth anniversary of the Rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the contract value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.

Under both the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up and the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up options, contractowner elected step-ups (other than automatic step-ups) will be effective on the next valuation date after we receive your request and a new Benefit Year will begin. Purchase payments and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.

A contractowner elected step-up (including contractowner step-ups that we administer for you to begin a new ten-year step-up period) may cause a change in the percentage charge for this benefit. There is no change in the percentage charge when automatic, annual step-ups occur during a ten-year period. See Charges and Other Deductions - Rider Charges - Lincoln SmartSecurity (Reg. TM) Advantage Charge.

Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero.

On the effective date of the Rider, the Maximum Annual Withdrawal amount is:
 o 7% of the Guaranteed Amount under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and
 o 5% of the Guaranteed Amount under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option.

If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional purchase payments. For example, if the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional purchase payment of $10,000 is made, the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal amount to the greater of:

a. the Maximum Annual Withdrawal amount immediately prior to the step-up; or

b. 7% or 5% (depending on your option) of the new (stepped-up) Guaranteed
Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:

1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

2. the Maximum Annual Withdrawal amount will remain the same.

Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges or the market value adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts - Fixed Side of the Contract. If the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in the form of systematic monthly or quarterly installments, as calculated by Lincoln, of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this contract value. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of contract value that exceed purchase payments are taxed as ordinary income. See Federal Tax Matters.

When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:


1. The Guaranteed Amount is reduced to the lesser of:
  o the contract value immediately following the withdrawal, or
  o the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

2. The Maximum Annual Withdrawal amount will be the least of:
  o the Maximum Annual Withdrawal amount immediately prior to the withdrawal;
or
  o the greater of:
   o 7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
   o 7% or 5% (depending on your option) of the contract value immediately following the withdrawal; or
  o the new Guaranteed Amount.

The following example of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option demonstrates the impact of a withdrawal in excess of the Maximum Annual Withdrawal amount on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 withdrawal caused a $32,000 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of $100,000)

After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650

The Guaranteed Amount was reduced to the lesser of the contract value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000
- $7,000 = $78,000).

The Maximum Annual Withdrawal amount was reduced to the least of:
1) Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or
2) The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the contract value following the withdrawal ($2,650); or
3) The new Guaranteed Amount ($53,000).

The least of these three items is $2,650.

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.


Withdrawals in excess of the Maximum Annual Withdrawal amount will be subject to surrender charges (to the extent that total withdrawals exceed the free amount of withdrawals allowed during a contract year) and an market value adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the interest adjustment calculation.


Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up Single or Joint Life options and not the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (contractowner) lifetime (if you purchase the Single Life option) or for the lifetimes of you (contractowner) and your spouse (if the Joint Life option is purchased), as long as:

1) No withdrawals are made before you (and your spouse if a Joint Life) are age 65; and

2) An excess withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.

If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.

If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:


1) If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the contract value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or


2) The contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first valuation date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that valuation date. This will reduce your Maximum Annual Withdrawal amount. A contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:

a. the contractowner (and spouse if applicable) is age 65;

b. the contract is currently within a ten-year automatic step-up period described above (or else a contractowner submits a step-up request to start a new ten-year automatic step-up period) (the contractowner must be eligible to elect a step-up; i.e., all contractowners and the annuitant must be alive and under age 81); and

c. you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.

As an example of these two situations, if you purchased the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up Single Life with $100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum Annual Withdrawal amount is $5,000. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or owner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a ten-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless excess withdrawals are made.

The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your contract value. If the contract is surrendered, the contractowner will receive the contract value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.

If your contract value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.

Guaranteed Amount Annuity Payout Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payout Option is available.

The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum

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Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE (Reg. TM) Advantage, which are based on your contract value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your contract value is less than the Guaranteed Amount (and you don't believe the contract value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero.


If the contract value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.

Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the contractowners or annuitant. At the time of death, if the contract value equals zero, no death benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the Single Life under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up-Single Life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new Single Life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the contract value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the Rider will become the current charge in effect for new purchases of the Single Life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider: 1) the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount ; 2) whether it is important to have Maximum Annual Withdrawal amounts for life versus the remainder of the prior Guaranteed Amount and 3) the cost of the Single Life option.

Upon the first death under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up-Joint Life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's beneficiary elects to take the annuity death benefit in installments, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the Joint Life option to the Single Life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the contract value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the Rider will become the current charge in effect for new purchases of the Single Life option. In deciding whether to make this change, the surviving spouse should consider: 1) if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the cost of the Single Life option is less than the cost of the Joint Life option.

If the surviving spouse of the deceased contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, will apply to the spouse as the new contractowner. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, the new contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new contractowner must meet all conditions for a step-up.

If a non-spouse beneficiary elects to receive the death benefit in installments (thereby keeping the contract in force), the beneficiary may continue the Lincoln SmartSecurity (Reg. TM) Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the contract value declines below the Guaranteed Amount (as adjusted for withdrawals of death benefit payments), the beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the Rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the death benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this Rider. If there are multiple beneficiaries, each beneficiary will be entitled to continue a share of the Lincoln SmartSecurity (Reg. TM) Advantage equal to his or her share of the death benefit.

Impact of Divorce on Joint Life Option. In the event of a divorce, the contractowner may change from a Joint Life Option to a Single Life Option (if the contractowner is under age 81) at the current Rider charge for new sales of the Single Life Option. At the time of the change, the Guaranteed Amount will be reset to the current contract value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.


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

After a divorce, the contractowner may keep the Joint Life Option to have the opportunity to receive lifetime payouts for the lives of the contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the Rider up to and including the date the new spouse is added to the Rider.

Termination. After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the contractowner may terminate the Rider by notifying us in writing. Lincoln SmartSecurity (Reg. TM) Advantage will automatically terminate:
 o on the annuity commencement date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
 o upon the election of i4LIFE (Reg. TM) Advantage;
 o if the contractowner or annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
 o upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
 o when a withdrawal in excess of the Maximum Annual Withdrawal amount reduces the Guaranteed Amount to zero; or

 o upon termination of the underlying annuity contract.


The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.


If you terminate the Rider, you must wait one year before you can re-elect any Lincoln SmartSecurity (Reg. TM) Advantage, Lincoln Lifetime IncomeSM Advantage or 4LATER (Reg. TM) Advantage or any other living benefit we are offering in the future.


i4LIFE (Reg. TM) Advantage Option. Contractowners with an active Lincoln SmartSecurity (Reg. TM) Advantage who decide to drop Lincoln SmartSecurity (Reg. TM) Advantage and purchase i4LIFE (Reg. TM) Advantage can use any remaining Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage terms and charge in effect at the time of the i4LIFE (Reg. TM) Advantage election. See i4LIFE (Reg. TM) Advantage.

Availability. The Lincoln SmartSecurity (Reg. TM) Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. All contractowners and the annuitant of the contracts with the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option and contractowners of qualified annuity contracts with the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option must be under age 81 at the time this Rider is elected. You cannot elect the Rider on or after the purchase of i4LIFE (Reg. TM) Advantage or 4LATER (Reg. TM) Advantage or on or after the Annuity Commencement Date.


There is no guarantee that the Lincoln SmartSecurity (Reg. TM) Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. The availability of this Rider will depend upon your state's approval of this Rider. Check with your investment representative regarding availability.



i4LIFE (Reg. TM) Advantage


i4LIFE (Reg. TM) Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional annuity payout rider you may purchase at an additional cost and is separate and distinct from other annuity payout options offered under your contract and described later in this prospectus. You may also purchase either the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit or the 4LATER Guaranteed Income Benefit (described below) for an additional charge. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Charges.

i4LIFE (Reg. TM) Advantage is a payout option that provides you with variable, periodic regular income payments for life. These payouts are made during an Access Period, where you have access to the Account Value. After the Access Period ends, payouts continue for the rest of your life, during the Lifetime Income Period. i4LIFE (Reg. TM) is different from other annuity payout options provided by Lincoln because with i4LIFE (Reg. TM) Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. You may also purchase the Guaranteed Income Benefit which provides a minimum payout floor for your regular income payments. The initial regular income payment is calculated from the Account Value on the periodic income commencement date, a date no more than 14 days prior to the date you select to begin receiving the regular income payments. This option is available on non-qualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP markets). This option, when available in your state, is subject to a charge (imposed only during the i4LIFE (Reg. TM) Advantage payout phase) computed daily on the average account value. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage charges.

i4LIFE (Reg. TM) Advantage is available for contracts with a contract value of at least $50,000 and may be elected at the time of application or at any time before an annuity payout option is elected by sending a written request to our Home Office. If you purchased 4LATER (Reg. TM) Advantage, you must wait at least one year before you can purchase i4LIFE (Reg. TM) Advantage. When you elect i4LIFE (Reg. TM) Advantage, you must choose the annuitant, secondary life, if applicable, and make several choices about your regular income payments. The annuitant and secondary life may not be changed after i4LIFE (Reg. TM) Advantage is elected. For qualified contracts the secondary life must be the spouse. See i4LIFE (Reg. TM) Advantage Death Benefits regarding the impact of a change to the annuitant prior to the i4LIFE (Reg. TM) Advantage election.


i4LIFE (Reg. TM) Advantage for IRA annuity contracts is only available if the annuitant and secondary life, if applicable, is age 591/2 or older at the time the option is elected. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional purchase payments may be made during the Access Period for an IRA annuity contract, unless the 4LATERSM Advantage Guaranteed Income Benefit or i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit has been elected.

Additional purchase payments will not be accepted once i4LIFE (Reg. TM) Advantage becomes effective for a non-qualified annuity contract.

If i4LIFE (Reg. TM) Advantage is selected, the applicable transfer provisions among subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once i4LIFE (Reg. TM) Advantage begins, any automatic withdrawal service will terminate. See The contracts - Transfers on or before the annuity commencement date.


When you elect i4LIFE (Reg. TM) Advantage you must select a death benefit option. Once i4LIFE (Reg. TM) Advantage begins, any prior death benefit election will terminate and the i4LIFE (Reg. TM) Advantage death benefit will be in effect. The amount paid under the new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE (Reg. TM) Advantage began. See The Contracts - i4LIFE (Reg. TM) Advantage death benefits.

Access Period. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period, which begins on the periodic income commencement date. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make regular income payments for the rest of your life (or the Secondary Life if applicable) and you will no longer be able to make withdrawals or surrenders or receive a death benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.


We will establish the minimum (currently 5 years) and maximum (currently to age 115 for non-qualified contracts; to age 100 for qualified contracts) Access Periods at the time you elect i4LIFE (Reg. TM) Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE (Reg. TM) Advantage contracts in order to keep the regular income payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE (Reg. TM) Advantage without a Guaranteed Income Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See The Contracts - Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage.


Account Value. The initial Account Value is the contract value on the valuation date i4LIFE (Reg. TM) Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses including interest credited on the fixed account, and will be reduced by regular income payments made and any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero.

Regular income payments during the Access Period. i4LIFE (Reg. TM) Advantage provides for variable, periodic regular income payments for as long as an annuitant (or secondary life, if applicable) is living and access to your Account Value during the Access Period is living. When you elect i4LIFE (Reg.
TM) Advantage, you will have to choose the date you will receive the initial regular income payment, the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the assumed investment return. These choices will influence the amount of your regular income payments. Regular income payments must begin within one year of the date you elect i4LIFE (Reg. TM) Advantage.

If you do not choose a payment frequency, the default is a monthly frequency. In most states, you may also elect to have regular income payments from non-qualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level regular income payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the assumed investment return. Return rates of 3%, 4%, 5%, or 6% may be available. The higher the assumed investment return you choose, the higher your initial regular income payment will be and the higher the return must be to increase subsequent regular income payments. You also choose the length of the Access Period. At this time, changes can only be made on periodic income commencement date anniversaries.

Regular income payments are not subject to any surrender charges or applicable market value adjustments. See Charges and other deductions. For information regarding income tax consequences of regular income payments, see Federal tax matters.

The amount of the initial regular income payment is determined on the periodic income commencement date by dividing the contract value (or purchase payment if elected at contract issue), less applicable premium taxes by 1000 and multiplying the result by an annuity factor. The annuity factor is based upon:
  o the age and sex of the annuitant and secondary life, if applicable;
  o the length of the Access Period selected;
  o the frequency of the regular income payments;
  o the assumed investment return you selected; and

  o the Individual Annuity Mortality table specified in your contract.

The annuity factor used to determine the regular income payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a death benefit of the entire Account Value will be paid to your beneficiary upon your death. These benefits during the Access Period result in a slightly lower regular income payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum death benefit of the full Account Value was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your regular income payments for the remainder of your life (and/or the secondary life if applicable), during the Lifetime Income Period, with no further access or death benefit.

The Account Value will vary with the actual net investment return of the subaccounts selected and the interest credited on the fixed account, which then determines the subsequent regular income payments during the Access Period. Each subsequent regular income payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable valuation date by 1000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the assumed investment return to determine subsequent regular income payments. If the actual net investment return (annualized) for the contract exceeds the assumed investment return, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the assumed investment return, the regular income payment will decrease. For example, if net investment return is 3% higher (annualized) than the assumed investment return, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the assumed investment return, the regular income payment will decrease by approximately 3%.

Withdrawals made during the Access Period will also reduce the Account Value that is available for regular income payments, and subsequent regular income payments will be reduced in the same proportion that withdrawals reduce the Account Value.

For a joint life option, if either the annuitant or secondary life dies during the Access Period, regular income payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher regular income payment.

For nonqualified contracts, if the annuitant and secondary life, if applicable, both die during the Access Period, the annuity factor will be revised for a non-life contingent regular income payment and regular income payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the annuitant and secondary life, if applicable, both die during the Access Period, i4LIFE (Reg. TM) Advantage (and the Guaranteed Income Benefit if applicable) will terminate.

Regular income payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the annuitant or secondary life is living. Your earlier elections regarding the frequency of regular income payments, assumed investment return and the frequency of the recalculation do not change. The initial regular income payment during the Lifetime Income Period is determined by dividing the Account Value on the last valuation date of the Access Period by 1000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
  o the age the age and sex of the annuitant and secondary life (if living);
  o the frequency of the regular income payments;
  o the assumed investment return you selected; and
  o the Individual Annuity Mortality table specified in your contract.

The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the regular income payments during the Lifetime Income Period. To determine subsequent regular income payments, the contract is credited with a fixed number of annuity units equal to the initial regular income payment (during the Lifetime Income Period) divided by the annuity unit value (by subaccount). Subsequent regular income payments are determined by multiplying the number of annuity units per subaccount by the annuity unit value. Your regular income payments will vary based on the value of your annuity units. If your regular income payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your regular income payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of annuity units.

Regular income payments will continue for as long as the annuitant or secondary life, if applicable, is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in (and the fixed account if applicable). Regular income payments vary with investment performance.

During the lifetime income period, there is no longer an Account Value; therefore, no withdrawals are available and no death benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.


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i4LIFE (Reg. TM) Advantage Death Benefits

i4LIFE (Reg. TM) Advantage Account Value Death Benefit. The i4LIFE (Reg. TM) Advantage Account Value death benefit is available during the Access Period. This death benefit is equal to the Account Value as of the valuation date on which we approve the payment of the death claim. You may not change this death benefit once it is elected.

i4LIFE (Reg. TM) Advantage EGMDB. The i4LIFE (Reg. TM) Advantage EGMDB is only available during the Access Period. This benefit is the greatest of:
  o the Account Value as of the valuation date on which we approve the payment of the claim; or
  o the sum of all purchase payments, less the sum of regular income payments and other withdrawals, if any. Regular income payments, including withdrawals to provide the Guaranteed Income Benefit, and other withdrawals, if any, reduce the death benefit on a dollar for dollar basis.

References to purchase payments and withdrawals include purchase payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage; or
  o the highest Account Value or contract value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Regular income payments and withdrawals are deducted on a dollar for dollar basis.

If your contract has the ABE Enhancement Amount (if elected at the time of application) (see discussion under Accumulated Benefit Enhancement ABE) specified in your contract benefit data pages as applicable on the date of death, this Enhancement Amount will be added to the sum of the purchase payments, but will be reduced by the regular income payments and withdrawals on either a dollar for dollar basis or in the same proportion that the regular income payment or withdrawal reduced the contract value or Account Value, depending on the terms of your contract.

We will look at the contract value before i4LIFE (Reg. TM) Advantage and the Account Value after the i4LIFE (Reg. TM) Advantage election to determine the highest anniversary value.

All references to withdrawals include deductions for applicable charges and premium taxes, if any.

Contracts with the i4LIFE (Reg. TM) Advantage EGMDB may elect to change to the i4LIFE (Reg. TM) Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg. TM) Advantage EGMDB.

General Death Benefit Provisions. For all death benefit options, following the Access Period, there is no death benefit. The death benefits also terminate when the Account Value equals zero, because the Access Period terminates.

If there is a change in the contractowner, joint owner or annuitant during the life of the contract, for any reason other than death, the only death benefit payable for the new person will be the i4LIFE (Reg. TM) Advantage Account Value death benefit.


For non-qualified contracts, upon the death of the contractowner, joint owner or annuitant, the contractowner (or beneficiary) may elect to terminate the contract and receive full payment of the death benefit or may elect to continue the contract and receive regular income payments. Upon the death of the secondary life, who is not also an owner, only the surrender value is paid.


If you are the owner of an IRA annuity contract, and there is no secondary life, and you die during the Access Period, the i4LIFE (Reg. TM) Advantage will terminate. A spouse beneficiary may start a new i4LIFE (Reg. TM) Advantage program.

The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters.

Upon notification to us of the death, regular income payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and regular income payments will continue, if applicable. The excess, if any, of the death benefit over the Account Value will be credited into the contract at that time.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

Accumulated Benefit Enhancement (ABESM) (Non-qualified contracts only). This benefit is no longer available to contract purchasers after November 1, 2005. We provide to eligible contractowners of non-qualified i4LIFE (Reg. TM) Advantage contracts only an ABE Enhancement Amount, if requested at the time of application, at no additional charge. You are eligible to receive the ABE Enhancement Amount if:
 o you are purchasing i4LIFE (Reg. TM) Advantage with the EGMDB death benefit;
 o you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with us to purchase the contract. Prior contracts with loans or collateral assignments are not eligible for this benefit;
 o the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2,000,000 will require our approval);

 o all contractowners, joint owners and annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit; or
 o the contractowners, joint owners and annuitants of this contract must have been owner(s) or annuitants of the prior contract(s).

Upon the death of any contractowner, joint owner or annuitant, the ABE Enhancement Amount will be payable in accordance with the terms of the i4LIFE (Reg. TM) Advantage EGMDB death benefit. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount is available.

The ABE Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract's death benefit equal to the lesser of:
 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.

In addition, if the actual cash surrender value we receive is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.

For the ABE Enhancement Amount to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.

If more than one annuity contract is exchanged to a contract with us, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount.

Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the i4LIFE (Reg. TM) Advantage EGMDB death benefit, the ABE Enhancement Amount will be equal to zero (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the new contractowner or joint owner is age 76 or older when added to the contract, then the ABE Enhancement Amount for this new contractowner or joint owner will be equal to zero.

The ABE Enhancement Amount will terminate on the valuation date the i4LIFE (Reg. TM) Advantage EGMDB death benefit option of the contract is changed or terminated.

It is important to realize that even with the ABE Enhancement Amount, your death benefit will in many cases be less than the death benefit from your prior company. This is always true in the first year, when only 75% of the ABE Enhancement Amount is available.


Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage


There is a Guaranteed Income Benefit available for purchase when you elect i4LIFE (Reg. TM) Advantage which ensures that your regular income payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. See Charges and Other Deductions for a discussion of the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit charge.

As discussed below, certain features of the Guaranteed Income Benefit may be impacted if you purchased Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage prior to electing i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit. Refer to the 4LATER (Reg. TM) section of this prospectus for a discussion of the 4LATER (Reg. TM) Guaranteed Income Benefit.

Once the Guaranteed Income Benefit is elected, additional purchase payments cannot be made to the contract. Election of this rider may limit how much you can invest in certain subaccounts. See the Contracts - Investment Requirements
- Option 1.

There is no guarantee that the i4LIFE (Reg. TM) Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option for new elections at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various living benefit riders. However, a contractowner with the Lincoln Lifetime IncomeSM Advantage who decides to drop Lincoln Lifetime IncomeSM Advantage to purchase i4LIFE (Reg.
TM) Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the Lincoln Lifetime IncomeSM Advantage rider.

i4LIFE (Reg. TM) Guaranteed Income Benefit, if available, is purchased when you elect i4LIFE (Reg. TM) Advantage or anytime during the Access Period. If you intend to use the Guaranteed Amount from either the Lincoln SmartSecurity (Reg.
TM) Advantage or the Lincoln Lifetime IncomeSM Advantage riders to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE (Reg. TM) Advantage.

The Guaranteed Income Benefit is initially equal to 75% of the regular income payment (which is based on your i4LIFE (Reg. TM) Advantage Account Value) in effect at the time the Guaranteed Income Benefit is elected. Contractowners who purchased the Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage can use the remaining Guaranteed Amount (if greater than the contract value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit. The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the contract value at the time the initial i4LIFE (Reg. TM) Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial regular income payment times the remaining Guaranteed Amount divided by the contract value, if the Guaranteed Amount is greater than the contract value.

If the amount of your i4LIFE (Reg. TM) Advantage regular income payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your regular income payment. If your regular income payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the Guaranteed Income Benefit. This withdrawal will be made from the variable subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

If your Account Value reaches zero as a result of withdrawals to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. If your Account Value equals zero, no death benefit will be paid. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your death benefit. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the annuitant (or the secondary life, if applicable) is living. If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment affects the i4LIFE (Reg. TM) Account Value:

Guaranteed Income Benefit = $5,692; i4LIFE regular income payment = $5,280





         i4LIFE (Reg. TM) Account Value before payment            $80,000
         Regular Income Payment                                   -$5,280
         Additional withdrawal for Guaranteed Income Benefit        -$412
         i4LIFE (Reg. TM) Account Value after payouts             $74,308



In the current version of the Guaranteed Income Benefit option ("Version 2") the Guaranteed Income Benefit will automatically step-up every three years to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third periodic income commencement date anniversary during a 15-year step-up period. At the end of a 15-year step-up period, you may elect a new 15-year step-up period by submitting a written request to the Home office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you. At the time of a reset of the 15 year period, the Guaranteed Income Benefit charge may increase subject to the guaranteed maximum charge of 1.50%. (i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charges.) After we administer this election, you have 30 days to notify us if you wish to reverse the election.

If you have an older version of the Guaranteed Income Benefit ("Version 1"), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for sale.


The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. See General i4LIFE (Reg. TM) Provisions for an example.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. When you select the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:

  o A 4% assumed investment return (AIR) will be used to calculate the regular income payments.

  o The minimum Access Period required for this benefit is the longer of 15 years or the difference between your age (nearest birthday) and age 85.
  o The maximum Access Period available for this benefit is to age 115 for non-qualified contracts; to age 100 for qualified contracts.

If you choose to lengthen your Access Period, (which must be increased by a minimum of 5 years) thereby reducing your regular income payment, your i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will also be reduced. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be reduced in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate. Refer to the Example in the 4LATER (Reg. TM) Guaranteed Income Benefit section.


The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate due to any of the following events:
  o the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint payout was elected); or
  o a contractowner requested decrease in the Access Period or a change to the periodic income payment frequency; or
  o upon written notice to us; or
  o assignment of the contract.


A termination due to a decrease in the Access Period, a change in the periodic income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified. If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit in effect for at least 3 years.

If you terminate the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE (Reg. TM) Advantage regular income payments will be recalculated. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.

Lincoln Lifetime Income (Reg. TM) Advantage Guaranteed Income Benefit. Contractowners with the Lincoln Lifetime IncomeSM Advantage rider who purchase the Guaranteed Income Benefit are subject to the following guarantees which are set forth in the Lincoln Lifetime IncomeSM Advantage rider:

     a) Maximum charge for the Guaranteed Income Benefit

     b) guaranteed annuity factors.



General i4LIFE (Reg. TM) Provisions

Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments and Guaranteed Income Benefit payments, if applicable, will be reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The market value adjustment may apply.

The following example demonstrates the impact of a withdrawal on the regular income payments and the Guaranteed Income Benefit Payments:



         o i4LIFE (Reg. TM) Regular Income Payment before Withdrawal      $  1,200
         o Guaranteed Income Benefit before Withdrawal                    $    750
         o Account Value at time of Additional Withdrawal                 $150,000
         o Additional Withdrawal                                          $ 15,000   (a 10% withdrawal)

     Reduction in i4LIFE (Reg. TM) Regular Income payment for Withdrawal = $1,200 X 10 % = $120
     i4LIFE (Reg. TM) Regular Income payment after Withdrawal = $1,200 - $120 = $1,080

     Reduction in Guaranteed Income Benefit for Withdrawal = $750 X 10% = $75 Guaranteed Income Benefit after Withdrawal = $750 - $75 = $675

Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The market value adjustment may apply.

Termination. For IRA annuity contracts, you may terminate i4LIFE (Reg. TM) Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice and your contract will return to the accumulation phase. Your i4LIFE (Reg. TM) Advantage death benefit will terminate and you will receive the EGMDB option. Upon termination, we will stop assessing the charge for i4LIFE (Reg. TM) Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with the new death benefit option. Your contract value upon termination will be equal to the Account Value on the valuation date we terminate i4LIFE (Reg. TM) Advantage.

For non-qualified contracts, you may not terminate i4LIFE (Reg. TM) Advantage once you have elected it.


4LATER (Reg. TM) Advantage

4LATER (Reg. TM) Advantage is a rider that is available to protect against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. If you elect 4LATER (Reg. TM) Advantage, you must elect i4LIFE (Reg. TM) with the 4LATER (Reg. TM) Guaranteed Income Benefit to receive a benefit from 4LATER (Reg. TM) Advantage. Election of these riders may limit how much you can invest in certain subaccounts. See The Contracts-Investment Requirements. See Charges and Other Deductions for a

discussion of the 4LATER (Reg. TM) Advantage charge.



4LATER (Reg. TM) Advantage Before Payouts Begin

The following discussion applies to 4LATER (Reg. TM) Advantage during the accumulation phase of your annuity, referred to as 4LATER (Reg. TM). This is prior to the time any payouts begin under i4LIFE (Reg. TM) Advantage with the 4LATER (Reg. TM) Guaranteed Income Benefit.

Income Base. The Income Base is a value established when you purchase 4LATER (Reg. TM) and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a death benefit. If you elect 4LATER (Reg. TM) at the time you purchase the contract, the Income Base initially equals the purchase payments. If you elect 4LATER (Reg. TM) after we issue the contract, the Income Base will initially equal the contract value on the 4LATER (Reg. TM) Effective Date. Additional purchase payments automatically increase the Income Base by the amount of the purchase payments. Additional purchase payments will not be allowed if the contract value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional purchase payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current contract value if your contract value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln Life automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE (Reg. TM) Advantage and establish the 4LATER (Reg. TM) Guaranteed Income Benefit, the Income Base (if higher than the contract value) is used in the 4LATER (Reg. TM) Advantage Guaranteed Income Benefit calculation.

Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER (Reg. TM) Effective Date, or on the date of any reset of the Income Base to the contract value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for purchase payments and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current contract value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.

Future Income Base. 4LATER (Reg. TM) provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE (Reg. TM) Advantage is elected, you terminate 4LATER (Reg. TM) or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income Base. The 4LATER (Reg. TM) charge will then be assessed on this newly adjusted Income Base, but the percentage charge will not change.

Any purchase payment made after the 4LATER (Reg. TM) Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the purchase payment, plus 15% of that purchase payment.


Example:


         Initial Purchase Payment                                $100,000
         Purchase Payment 60 days later                          $ 10,000
                                                                 --------
         Income Base                                             $110,000
         Future Income Base (during the 1st Waiting Period)      $126,500   ($110,000 x 115%)
         Income Base (after 1st Waiting Period)                  $126,500
         New Future Income Base (during 2nd Waiting Period)      $145,475   ($126,500 x 115%)

Any purchase payments made after the 4LATER (Reg. TM) Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the purchase payment plus 15% of that purchase payment on a pro-rata basis for the number of full years remaining in the current Waiting Period.

Example:


         Income Base                                                $100,000
         Purchase Payment in Year 2                                 $ 10,000
         New Income Base                                            $110,000
                                                                    --------
         Future Income Base (during 1st Waiting Period-Year 2)      $125,500   ($100,000 x 115%) + ($10,000 x 100%) +
                                                                               (10,000 x 15% x 1/3)
         Income Base (after 1st Waiting Period)                     $125,500
         New Future Income Base (during 2nd Waiting Period)         $144,325   (125,500 x 115%)

Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

During any subsequent Waiting Periods, if you elect to reset the Income Base to the contract value, the Future Income Base will equal 115% of the contract value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current contract value below.

In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the contractowner to establish a 4LATER (Reg. TM) Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.

Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER (Reg. TM) Effective Date. The Maximum Income Base will be increased by 200% of any additional purchase payments. In all circumstances, the Maximum Income Base can never exceed $10,000,000. This maximum takes into consideration the combined Income Bases for all Lincoln Life contracts (or contracts issued by our affiliates) owned by you or on which you are the annuitant.

After a reset to the current contract value, the Maximum Income Base will equal 200% of the contract value on the valuation date of the reset not to exceed $10,000,000.

Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.


Example:


      Income Base                             $100,000      Maximum Income Base                   $200,000
      Purchase Payment in Year 2              $ 10,000      Increase to Maximum Income Base       $ 20,000
      New Income Base                         $110,000      New Maximum Income Base               $220,000
      Future Income Base after Purchase       $125,500      Maximum Income Base                   $220,000
       Payment

      Income Base (after 1st Waiting          $125,500
       Period)
      Future Income Base (during 2nd          $144,325      Maximum Income Base                   $220,000
       Waiting Period)

      Contract Value in Year 4                $112,000
      Withdrawal of 10%                       $ 11,200

      After Withdrawal (10% adjustment)
-----------------------------------------
      Contract Value                          $100,800
      Income Base                             $112,950
      Future Income Base                      $129,892      Maximum Income Base                   $198,000

Resets of the Income Base to the current contract value ("Resets"). You may elect to reset the Income Base to the current contract value at any time after the initial Waiting Period following: (a) the 4LATER (Reg. TM) Effective Date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10,000,000 and the annuitant must be under age 81. You might consider resetting the Income Base if your contract value has increased above the Income Base (including the 15% automatic Enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the contract value, the 15% automatic Enhancement will not apply until the end of the next Waiting Period.


This reset may be elected by sending a written request to our Home office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the contract value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the contract value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE (Reg. TM) Advantage, the annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the contract value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home office.


At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge will change to the current charge in effect at the time of the reset, not to exceed the guaranteed maximum charge. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next valuation date after notice of the reset is approved by us.

We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER (Reg. TM) Effective Date and starting with each anniversary of the 4LATER (Reg. TM) Effective Date after that. If the contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.


Eligibility. To purchase 4LATER (Reg. TM) Advantage, the annuitant must be age 80 or younger. If you plan to elect i4LIFE (Reg. TM) Advantage within three years of the issue date of 4LATER (Reg. TM) Advantage, you will not receive the benefit of the Future Income Base.

4LATER (Reg. TM) Rider Effective Date. If 4LATER (Reg. TM) is elected at contract issue, then it will be effective on the contract's effective date. If 4LATER (Reg. TM) is elected after the contract is issued (by sending a written request to our Home office), then it will be effective on the next valuation date following approval by us.



4LATER (Reg. TM) Guaranteed Income Benefit


When you are ready to elect i4LIFE (Reg. TM) Advantage regular income payments, the greater of the Income Base accumulated under 4LATER (Reg. TM) or the contract value will be used to calculate the 4LATER (Reg. TM) Guaranteed Income Benefit. The 4LATER (Reg. TM) Guaranteed Income Benefit is a minimum payout floor for your i4LIFE (Reg. TM) Advantage regular income payments. See Charges and Other Deductions for a discussion of the 4LATER (Reg. TM) Guaranteed Income Benefit charge.


The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or contract value (or Guaranteed Amount if applicable) on the periodic income commencement date, by 1000 and multiplying the result by the rate per $1000 from the Guaranteed Income Benefit Table in your 4LATER (Reg.
TM) Rider. If the contract value is used to establish the 4LATER (Reg. TM) Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE (Reg. TM) Advantage regular income payment (which is also based on the contract value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the contract value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE (Reg. TM) Advantage regular income payment.

If the amount of your i4LIFE (Reg. TM) Advantage regular income payment (which is based on your i4LIFE (Reg. TM) Advantage Account Value) has fallen below the 4LATER (Reg. TM) Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER (Reg. TM) Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER (Reg. TM) Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE (Reg.
TM) Advantage regular income payment. If your regular income payment is less than the 4LATER (Reg. TM) Guaranteed Income Benefit, we will reduce your i4LIFE (Reg. TM) Advantage Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the 4LATER (Reg. TM) Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM) Account Value:


      4LATER (Reg. TM) Guaranteed Income       $ 5,692      i4LIFE (Reg. TM) regular income payment       $ 5,280
       Benefit



         i4LIFE (Reg. TM) Account Value before payment                             $80,000
         Regular Income Payment                                               -    $ 5,280
         Additional payment for 4LATER (Reg. TM) Guaranteed Income Benefit    -    $   412
----------------------------------------------------------------------------       -------
         i4LIFE (Reg. TM) Account Value after payment                              $74,308


If your Account Value reaches zero as a result of withdrawals to provide the 4LATER (Reg. TM) Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER (Reg. TM) Guaranteed Income Benefit.

When your Account Value reaches zero, your i4LIFE (Reg. TM) Advantage Access Period will end and the i4LIFE (Reg. TM) Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER (Reg. TM) Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your death benefit. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER (Reg. TM) Guaranteed Income Benefit for as long as the annuitant (or the secondary life, if applicable) is living (i.e., the i4LIFE (Reg. TM) Advantage Lifetime Income Period). If your Account Value equals zero, no death benefit will be paid.


If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the 4LATER (Reg. TM) Guaranteed Income Benefit, the 4LATER (Reg. TM) Guaranteed Income Benefit will never come into effect.


The 4LATER (Reg. TM) Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current regular income payment, if that result is greater than the immediately prior 4LATER (Reg. TM) Guaranteed Income Benefit. The step-up will occur on every third periodic income commencement date anniversary for 15 years. At the end of a 15-year step-up period, the contractowner may elect a new 15-year step-up period by submitting a written request to the Home office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln Life administer this election for you. At the time of a reset of the 15 year period, the charge for the 4LATER (Reg. TM) Guaranteed Income Benefit will become the current charge up to the guaranteed maximum charge of 1.50% (i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charge). After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost).


Additional purchase payments cannot be made to your contract after the periodic income commencement date. The 4LATER (Reg. TM) Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period. See i4LIFE (Reg. TM) Advantage - Access Period. Generally, shorter Access Periods will produce a higher initial i4LIFE (Reg. TM) Advantage regular income payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATER (Reg. TM) Guaranteed Income Benefit is the longer of 15 years or the difference between your current age (nearest birthday) and age 85. (Note: i4LIFE (Reg. TM) Advantage may allow a shorter Access Period if a Guaranteed Income Benefit is not provided.)

If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your regular income payment, your 4LATER (Reg. TM) Guaranteed Income Benefit will also be recalculated and reduced. The 4LATER (Reg. TM) Guaranteed Income Benefit will be adjusted in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the 4LATER (Reg. TM) Rider will terminate.

When you make your 4LATER (Reg. TM) Guaranteed Income Benefit and i4LIFE (Reg.
TM) Advantage elections, you must also choose an assumed investment return of 4% to calculate your i4LIFE (Reg. TM) Advantage regular income payments. Once you have elected 4LATER (Reg. TM), the assumed investment return rate will not change; however, we may change the required assumed investment return rate in the future for new purchasers only.

The following is an example of what happens when you extend the Access Period:

     Assume:
     i4LIFE (Reg. TM) Advantage remaining Access Period = 10 years Current i4LIFE (Reg. TM) Advantage regular income payment = $6375 Current 4LATER (Reg. TM) Guaranteed Income Benefit = $5692

     Extend Access Period 5 years:
     i4LIFE (Reg. TM) Advantage regular income payment after extension = $5355 Percentage change in i4LIFE (Reg. TM) Advantage regular income payment =
 $5355 \d $6375 = 84%
     New 4LATER (Reg. TM) Guaranteed Income Benefit = $5692 x 84% = $4781


General Provisions of 4LATER (Reg. TM) Advantage

Termination. After the later of the third anniversary of the 4LATER (Reg. TM) Rider Effective Date or the most recent Reset, the 4LATER (Reg. TM) Rider may be terminated upon written notice to us. Prior to the periodic income commencement date, 4LATER (Reg. TM) will automatically terminate upon any of the following events:
 o termination of the contract to which the 4LATER (Reg. TM) Rider is attached;
 o the change of or the death of the annuitant (except if the surviving spouse assumes ownership of the contract and the role of the annuitant upon death of the contractowner); or
 o the change of contractowner (except if the surviving spouse assumes ownership of the contract and the role of annuitant upon the death of the contractowner), including the assignment of the contract.

After the periodic income commencement date, the 4LATER (Reg. TM) Rider will terminate due to any of the following events:
 o the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint payout was elected); or
 o a contractowner requested decrease in the Access Period or a change to the regular income payment frequency.

A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the 4LATER (Reg. TM) Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified.


If you terminate 4LATER (Reg. TM) prior to the periodic income commencement date, you must wait one year before you can re-elect 4LATER (Reg. TM) or purchase the Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage. If you terminate the 4LATER (Reg. TM) Rider on or after the periodic income commencement date, you cannot re-elect it. You may be able to elect the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, if available, after one year. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.

Availability. The availability of 4LATER (Reg. TM) will depend upon your state's approval of the 4LATER (Reg. TM) Rider. Check with your registered representative regarding availability. You cannot elect 4LATER (Reg. TM) after an annuity payout option or i4LIFE (Reg. TM) Advantage has been elected, and it cannot be elected on contracts that currently have Lincoln SmartSecurity (Reg.
TM) Advantage or Lincoln Lifetime IncomeSM Advantage.

Contractowners who drop Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage and elect 4LATER (Reg. TM) will not carry their Guaranteed Amount over into the new 4LATER (Reg. TM). The 4LATER (Reg. TM) Income Base will be established based on the contractowner's contract value on the Effective Date of 4LATER (Reg. TM). Contractowners who drop Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage will have to wait one year before they can elect 4LATER (Reg. TM). See The Contracts
- Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage.



Annuity Payouts


When you apply for a contract, you may select any annuity commencement date permitted by law, which is usually on or before the annuitant's 90th birthday. However, you must elect to receive annuity payouts by the annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, contractowners with Lincoln SmartSecurity (Reg. TM) Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payout Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout option.



The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity payout option.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.


Annuity Options


The annuity options outlined below do not apply to contractowners who have elected i4LIFE (Reg. TM) Advantage, the Maximum Annual Withdrawal Amount Annuity Payout option or the Guaranteed Amount Annuity Payout option.


Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable Annuity Payouts) equal to the excess, if any, of:
 o the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus
 o the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death.

The value of the number of annuity units is computed on the date the death claim is approved for payment by the Home office.

Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the annuitant with the guarantee that upon death, should
(a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.


Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option. You may change or revoke in writing to our Home office, any such selection, unless such selection was made irrevocable. If you have not already chosen an annuity payout option, the beneficiary may choose any annuity payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.


General Information

Any previously selected death benefit in effect before the annuity commencement date will no longer be available on and after the annuity commencement date. You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the Home office. You must give us at least 30 days notice before the date on which you want payouts to begin.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to you or your beneficiary as payouts become due after we are in receipt of:
 o proof, satisfactory to us, of the death;
 o written authorization for payment; and
 o all claim forms, fully completed.


Variable Annuity Payouts

Variable annuity payouts will be determined using:
 o The contract value on the annuity commencement date, less applicable premium taxes;
 o The annuity tables contained in the contract;
 o The annuity option selected; and
 o The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

We assume an investment return of 4% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the 4% assumed rate. If the actual net investment rate (annualized) exceeds 4%, the annuity payout will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than 4% annuity payouts will decrease. There is a more complete explanation of this calculation in the SAI.


Fixed Side of the Contract

Purchase payments allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

We guarantee an effective interest rate of not less than 3.00% per year on amounts held in a fixed account. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to the market value adjustment (see Market Value Adjustment and Charges and Other Deductions). The market value adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer below the value it would have had if 3.00% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed subaccount.

ANY INTEREST IN EXCESS OF 3.00% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.

Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time.


Guaranteed Periods

The portion of the fixed account which accepts allocations for a guaranteed period at a guaranteed interest rate is called a fixed subaccount. There is a fixed subaccount for each particular guaranteed period.

You may allocate purchase payments to one or more fixed subaccounts with guaranteed periods of 1 to 10 years. We may add guaranteed periods or discontinue accepting purchase payments into one or more guaranteed periods at any time. The minimum amount of any purchase payment that can be allocated to a fixed subaccount is $2,000. Each purchase payment allocated to a fixed subaccount will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed subaccount. A fixed subaccount guarantee period ends on the date after the number of calendar years in the fixed subaccount's guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the fixed subaccount guaranteed period. Amounts surrendered, transferred or withdrawn from a fixed subaccount prior to the end of the guaranteed period will be subject to the market value adjustment. Each guaranteed period purchase payment will be treated separately for purposes of determining any applicable market value adjustment. Any amount withdrawn from a fixed subaccount may be subject to any applicable surrender charges, account fees and premium taxes.

We will notify the contractowner in writing at least 60 days prior to the expiration date for any guaranteed period amount. A new fixed subaccount guaranteed period of the same duration as the previous fixed subaccount guaranteed period will begin automatically at the end of the previous guaranteed period, unless we receive, prior to the end of a guaranteed period, a written election by the contractowner. The written election may request the transfer of the guaranteed period amount to a different fixed subaccount or to a variable subaccount from among those being offered by us. Transfers of any guaranteed period amount which become effective upon the date of expiration of the applicable guaranteed period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.


Market Value Adjustment

Any surrender, withdrawal or transfer of a fixed subaccount guaranteed period amount before the end of the guaranteed period (other than dollar cost averaging, cross-reinvestment, portfolio rebalancing transfers, regular income payments under i4LIFE (Reg. TM) Advantage or withdrawals within the Maximum Annual Withdrawal Limit in Lincoln SmartSecurity (Reg. TM) Advantage) will be subject to the market value adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the guaranteed period will not be subject to the market value adjustment. The market value adjustment will be applied to the amount being surrendered, withdrawn or transferred. The market value adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. In general, the market value adjustment reflects the relationship between the yield rate in effect at the time a purchase payment is allocated to a fixed subaccount's guaranteed period under the contract and the yield rate in effect at the time of the purchase payment's surrender, withdrawal or transfer. It also reflects the time remaining in the fixed subaccount's guaranteed period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the purchase payment was allocated, then the application of the market value adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the purchase payment, then the application of the market value adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.

The market value adjustment is calculated by multiplying the transaction amount by:


   (1+A)n    -1
----------
  (1+B )n

     where:

   A = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.

   B = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the subaccount's guaranteed period, determined at the time of surrender or transfer, plus a 0.50% adjustment (unless otherwise limited by applicable state law). If Index Rates "A" and "B" are within .25% of each other when the index rate is determined, no such percentage adjusted to "B" will be made, unless required by state law. This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.50% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no market value adjustment.

     N = the number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)

     Straight-Line iterpolation is used for periods to maturity not quoted.

     See the SAI for examples of the application of the market value adjustment.


Small Contract Surrenders

We may surrender your contract, in accordance with the laws of your state if:
 o your contract value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your contract value decreases due to the performance of the subaccounts you selected;
 o no purchase payments have been received for three (3) full, consecutive contract years; and
 o the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states).

At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional purchase payments to bring your contract value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge.


Delay of Payments

Contract proceeds from the VAA will be paid within seven days, except:
 o when the NYSE is closed (other than weekends and holidays);
 o times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
 o when the SEC so orders to protect contractowners.

Payment of contract proceeds from the fixed account may be delayed for up to six months.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a purchase payment and/or deny payment of a request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a contractowner's account to government regulators.


Reinvestment Privilege

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.

This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.


Amendment of Contract

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required).



Distribution of the Contracts

Lincoln Financial Distributors ("LFD") serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation ("LFA"), also an affiliate of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us. While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The following paragraphs describe how payments are made by us and The Principal Underwriter to various parties.

Compensation Paid to LFA. The maximum commission the Principal Underwriter pays to LFA is 6.50% of purchase payments. LFA may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFA is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.


Lincoln Life also pays for the operating and other expenses of LFA, including the following sales expenses: sales representative training allowances; compensation and bonuses for LFA's management team; advertising expenses; and all other expenses of distributing the contracts. LFA pays its sales representatives a portion of the commissions received for their sales of contracts. LFA sales representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with LFA. Non-cash compensation items may include conferences, seminars, trips, entertainment, merchandise and other similar items. In addition, LFA sales representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFA sales representatives and/or their managers qualify for such benefits. LFA sales representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFA, is 6.50% of purchase payments. Some Selling Firms may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.


LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.


Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards. These additional payments are not offered to all Selling Firms, and the terms of any particular agreement governing the payments may vary among Selling Firms.


These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2007 is contained in the SAI.

Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain "wholesalers", who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. A marketing expense allowance is paid to American Funds Distributors (AFD) in consideration of the marketing assistance AFD provides to LFD. This allowance, which ranges from 0.10% to 0.16% is based on the amount of purchase payments initially allocated to the American Funds Insurance Series underlying the variable annuity. Commissions and other incentives or payments described above are not charged directly to contract owners or the Separate Account. All compensation is paid from our resources, which include fees and charges imposed on your contract.



Contractowner Questions

The obligations to purchasers under the contracts are those of Lincoln Life. Contracts, endorsements and riders may vary as required by state law. This prospectus provides a general description of the contract. Questions about your contract should be directed to us at 1-888-868-2583.



Federal Tax Matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.


Nonqualified Annuities

This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.


Tax Deferral On Earnings


The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
 o An individual must own the contract (or the tax law must treat the contract as owned by an individual).
 o The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.
 o Your right to choose particular investments for a contract must be limited.
 o The annuity commencement date must not occur near the end of the annuitant's life expectancy.


Contracts Not Owned By An Individual


If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
 o Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
 o Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the annuity payout period;
 o Contracts acquired by an estate of a decendent;
 o Certain qualified contracts;
 o Contracts purchased by employers upon the termination of certain qualified plans; and
 o Certain contracts used in connection with structured settlement agreements.


Investments In The VAA Must Be Diversified

For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

Restrictions

Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.

Loss Of Interest Deduction


After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.


Age At Which Annuity Payouts Begin


Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.


Tax Treatment Of Payments


We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.


Taxation Of Withdrawals And Surrenders

You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage, and if your Guaranteed Amount immediately before a withdrawal exceeds your contract value, the tax law could require that an additional amount be included in income. Please consult your tax adviser.

Taxation Of Regular Income Payments


The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than regular income payments, are taken from i4LIFE (Reg. TM) Advantage during the access period, they are taxed in the same manner as a withdrawal during the deferral period.


Taxation Of Death Benefits


We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

Death prior to the annuity commencement date:
 o If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.
 o If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.

Death after the annuity commencement date:
 o If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.
 o If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.

Penalty Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts


The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:
 o you receive on or after you reach 591/2,
 o you receive because you became disabled (as defined in the tax law),
 o you receive from an immediate annuity,
 o a beneficiary receives on or after your death, or
 o you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).


Special Rules If You Own More Than One Annuity Contract


In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.


Loans and Assignments


Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your contract value, as a withdrawal of such amount or portion.


Gifting A Contract


If you transfer ownership of your contract, other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.


Charges for Additional Benefits


Your contract automatically includes a basic death benefit and may include other optional riders. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit charge and charges for other optional riders, if any, as a contract withdrawal.


Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.

Types of Qualified Contracts and Terms of Contracts

Qualified plans include the following:
 o Individual Retirement Accounts and Annuities ("Traditional IRAs")
 o Roth IRAs
 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)

 o 401(a) plans (qualified corporate employee pension and profit-sharing plans)
 o 403(a) plans (qualified annuity plans)
 o 403(b) plans (public school system and tax-exempt organization annuity plans)

 o H.R. 10 or Keogh Plans (self-employed individual plans)
 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
 o Roth 403(b) plans

We do not offer certain types of qualified plans for all of our annuity products. Check with your representative concerning qualified plan availability for this product.

We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

Tax Treatment of Qualified Contracts


The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example:

 o Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.
 o Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.

Tax Treatment of Payments

The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.


Required Minimum Distributions

Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by the later of age 701/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 701/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

The IRS has issued new regulations concerning required minimum distributions. The regulations may impact the distribution method you have chosen and the amount of your distributions. Under new regulations, the presence of an enhanced death benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced death benefit is any death benefit that has the potential to pay more than the contract value or a return of purchase payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.

Federal Penalty Taxes Payable on Distributions

The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:
 o received on or after the annuitant reaches 591/2,
 o received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),
 o received as a series of substantially equal periodic payments based on the annuitant's life (or life expectancy), or
 o received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Transfers and Direct Rollovers

As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. The Pension Plan Act permits direct conversions from certain qualified, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.

Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.


Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.


Our Tax Status


Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under Federal tax law, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.



Changes in the Law

The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.



Additional Information

Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.


Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a "quorum"), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the Separate Account are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instruction which we receive, it is important that each contractowner provide their voting instructions to us. Even though contractowners may choose not to provide voting instruction, the shares of a fund to which such contractowners would have been entitled to provide voting instruction will, subject to fair representation requirements, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.


Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account - Fund Shares.

Return Privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the Home office at PO Box 7866, 1300 South Clinton Street, Fort Wayne, IN 46802-7866. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the contract value as of the valuation date on which we receive the cancellation request, plus any premium taxes which had been deducted. No surrender charges or market value adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the contract value during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the purchase payment(s). IRA purchasers will receive purchase payments only.


State Regulation


As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.



Records and Reports


As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with Mellon Bank, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home office, at least semi-annually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.



Other Information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LFG.com, select service centers and continue on through the Internet Service Center.


Legal Proceedings

In the ordinary course of its business, Lincoln Life, the VAA, and the principal underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of Lincoln Life, the VAA, or the principal underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is possible that an adverse outcome in certain matters could be material to our operating results for any particular reporting period.

Contents of the Statement of Additional Information (SAI) for Lincoln Life Variable Annuity Account N


Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Examples of Regular Income Payment
Calculations
Determination of Accumulation and Annuity Unit
Value
Advertising
Additional Services
Other Information
Financial Statements

For a free copy of the SAI complete the form below.











                Statement of Additional Information Request Card

                              Lincoln ChoicePlusSM

                    Lincoln Life Variable Annuity Account N











Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N.


                                 (Please Print)


Name: -------------------------------------------------------------------------






Address: ----------------------------------------------------------------------














City ---------------------------------------------------  State ---------
Zip ---------


Mail to The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, Indiana 46801.

Appendix A - Condensed Financial Information

Accumulation Unit Values

The following information relates to accumulation unit values and accumulation units for funds in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.




                                    with EEB                                         with EGMDB
                 -----------------------------------------------    --------------------------------------------
                    Accumulation unit value                           Accumulation unit value
                 ------------------------------      Number of      ---------------------------      Number of
                  Beginning          End of         accumulation     Beginning        End of        accumulation
                  of period          period            units         of period        period           units
                 -----------    ---------------    -------------    -----------    ------------    -------------
                       (Accumulation unit value in dollars and Number of accumulation units in thousands)
AIM V.I. Capital Appreciation
2006.........       11.266           11.113               5             8.055          7.957             959
2007.........       11.113           12.251               5             7.957          8.789             711
-------------       ------           ------               -             -----          -----             ---
AIM V.I. Core Equity
2006.........       10.151           10.962              11             9.843         10.644           1,906
2007.........       10.962           11.664              11            10.644         11.348           1,405
-------------       ------           ------              --            ------         ------           -----
AIM V.I. International Growth Fund
1998.........                                                          10.000         10.278*              7
1999.........                                                          10.278         15.710             686
2000.........                                                          15.710         11.401           1,579
2001.........       10.000           10.620(1)            1***         11.401          8.597           1,503
2002.........        N/A             N/A               N/A              8.597          7.148           1,161
2003.........        N/A             N/A               N/A              7.148          9.098           1,014
2004.........        N/A             N/A               N/A              9.098         11.125             830
2005.........        N/A             N/A               N/A             11.125         12.937             693
2006.........        N/A             N/A               N/A             12.937         16.359             558
2007.........       19.697           22.584               1            16.359         18.506             422
-------------       ------           --------          ----            ------         ------           -----
AllianceBernstein VPS Global Technology
1998.........                                                           N/A
1999.........                                                           N/A
2000.........                                                          10.000          6.961**         1,898
2001.........       10.000           12.876(1)            1***          6.961          5.117           2,652
2002.........       12.876            7.374               5             5.117          2.936           2,062
2003.........        7.374           10.435               5             2.936          4.163           1,949
2004.........       10.435           10.791               5             4.163          4.314           1,548
2005.........       10.791           11.007               4             4.314          4.410           1,123
2006.........       11.007           11.740               4             4.410          4.713           1,321
2007.........       11.740           13.854               5             4.713          5.572           1,071
-------------       ------           --------          ----            ------         ------           -----
AllianceBernstein VPS Growth and Income
2000.........                                                          10.000         12.485**           763
2001.........       10.000           10.350(2)           12            12.485         12.330           2,870
2002.........       10.350            7.918              53            12.330          9.451           3,415
2003.........        7.918           10.300              32             9.451         12.320           2,871
2004.........       10.300           11.274              28            12.320         13.512           2,455
2005.........       11.274           11.605              27            13.512         13.936           2,083
2006.........       11.605           13.361              25            13.936         16.076           1,718
2007.........       13.361           13.788              23            16.076         16.624           1,330
-------------       ------           --------          ----            ------         ------           -----
AllianceBernstein VPS International Value
2006.........       10.661           11.846               4             9.596         11.861              68
2007.........       11.846           12.309               6            11.861         12.348             143
-------------       ------           --------          ----            ------         ------           -----
AllianceBernstein VPS Large Cap Growth
1998.........                                                           N/A
1999.........                                                           N/A
2000.........                                                          10.000          8.941**           898
2001.........       10.000           11.007(2)            3             8.941          7.282           1,902
2002.........       11.007            7.492               9             7.282          4.966           2,049
2003.........        7.492            9.096               6             4.966          6.042           1,692
2004.........        9.096            9.698               3             6.042          6.455           1,415
2005.........        9.698           10.961               3             6.455          7.310           1,160
2006.........       10.961           10.718               3             7.310          7.162             953
2007.........       10.718           11.984               3             7.162          8.024             728
-------------       ------           --------          ----            ------         ------           -----

                                    with EEB                                         with EGMDB
                 -----------------------------------------------    --------------------------------------------
                    Accumulation unit value                           Accumulation unit value
                 ------------------------------      Number of      ---------------------------      Number of
                  Beginning          End of         accumulation     Beginning        End of        accumulation
                  of period          period            units         of period        period           units
                 -----------    ---------------    -------------    -----------    ------------    -------------
                       (Accumulation unit value in dollars and Number of accumulation units in thousands)
AllianceBernstein VPS Small/Mid Cap Value
2003.........       10.943           15.174               1            10.971         15.243               81
2004.........        N/A             N/A               N/A             15.243         17.898               75
2005.........       17.781           18.659               1***         17.898         18.820               77
2006.........       18.659           20.971               1            18.820         21.194              103
2007.........       20.971           20.954               3            21.194         21.219              113
-------------       ------           ------            ----            ------         ------              ---
American Century Investments VP Inflation Protection Fund
2004.........        N/A             N/A               N/A             10.000         10.420              299
2005.........        N/A             N/A               N/A             10.420         10.435              504
2006.........        N/A             N/A               N/A             10.435         10.452              398
2007.........        N/A             N/A               N/A             10.452         11.287              313
-------------       ------           ------            ----            ------         ------              ---
American Funds Global Growth Fund
2004.........        N/A             N/A               N/A             10.221         11.283               32
2005.........       11.269           12.652               1            11.283         12.692               88
2006.........       12.652           14.994               1            12.692         15.072              179
2007.........       14.994           16.947               2            15.072         17.070              217
-------------       ------           ------            ----            ------         ------              ---
American Funds Global Small Capitalization Fund
2000.........                                                          10.000           6.92**            687
2001.........       10.000           11.134(2)            2             6.920          5.946            1,070
2002.........       11.134            8.870              11             5.946          4.746            1,260
2003.........        8.870           13.402               6             4.746          7.186            1,260
2004.........       13.402           15.943               7             7.186          8.566            1,485
2005.........       15.943           19.668               9             8.566         10.588            1,397
2006.........       19.668           24.011              12            10.588         12.952            1,178
2007.........       24.011           28.694              12            12.952         15.509              893
-------------       ------           --------          ----            ------         ------            -----
American Funds Growth Fund
2000.........                                                          10.000          9.691**          2,845
2001.........       10.000           10.820(2)           20             9.691          7.821            7,187
2002.........       10.820            8.044             140             7.821          5.826           10,157
2003.........        8.044           10.830              72             5.826          7.860           12,954
2004.........       10.830           11.990              77             7.860          8.720           12,415
2005.........       11.990           13.711              76             8.720          9.991           11,142
2006.........       13.711           14.872              71             9.991         10.858            9,262
2007.........       14.872           16.443              69            10.858         12.029            6,907
-------------       ------           --------          ----            ------         ------           ------
American Funds Growth-Income Fund
2000.........                                                          10.000         11.279**          1,269
2001.........       10.000           10.535(2)           48            11.279         11.407            4,314
2002.........       10.535            8.466             279            11.407          9.185            7,545
2003.........        8.466           11.033             209             9.185         11.994            8,781
2004.........       11.033           11.984             221            11.994         13.055            8,425
2005.........       11.984           12.482             216            13.055         13.624            7,340
2006.........       12.482           14.151             194            13.624         15.477            6,098
2007.........       14.151           14.629             180            15.477         16.031            4,757
-------------       ------           --------          ----            ------         ------           ------
American Funds International Fund
2000.........                                                          10.000          6.845**          1,907
2001.........       10.000           10.224(2)            3             6.845          5.407            3,660
2002.........       10.224            8.568              26             5.407          4.541            4,553
2003.........        8.568           11.371              12             4.541          6.038            6,117
2004.........       11.371           13.353              17             6.038          7.104            6,101
2005.........       13.353           15.966              19             7.104          8.512            6,102
2006.........       15.966           18.695              20             8.512          9.987            5,394
2007.........       18.695           22.082              20             9.987         11.820            4,184
-------------       ------           --------          ----            ------         ------           ------
Delaware VIP Capital Reserves
2005.........        N/A             N/A               N/A              9.922          9.936               21
2006.........        N/A             N/A               N/A              9.936         10.222                8
2007.........       10.493           10.504               2            10.222         10.506               34
-------------       ------           --------          ----            ------         ------           ------
Delaware VIP Diversified Income Series
2004.........        N/A             N/A               N/A             10.000         10.888              306
2005.........       10.875           10.639               5            10.888         10.673              546
2006.........       10.639           11.263               2            10.673         11.321              581
2007.........       11.263           11.906              10            11.321         11.992              621
-------------       ------           --------          ----            ------         ------           ------

                                    with EEB                                        with EGMDB
                 -----------------------------------------------    -------------------------------------------
                    Accumulation unit value                          Accumulation unit value
                 ------------------------------      Number of      --------------------------      Number of
                  Beginning          End of         accumulation     Beginning        End of       accumulation
                  of period          period            units         of period        period          units
                 -----------    ---------------    -------------    -----------    -----------    -------------
                       (Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP Emerging Markets Series(4)
2004.........        N/A             N/A               N/A             10.103         13.584            206
2005.........       19.378           24.241               2            13.584         17.027            300
2006.........       24.241           30.253               2            17.027         21.293            198
2007.........       30.253           41.238               3            21.293         29.082            188
-------------       ------           ------            ----            ------         ------            ---
Delaware VIP High Yield Series
1998.........                                                          10.000          9.970*            41
1999.........                                                           9.970          9.575            637
2000.........                                                           9.575          7.902            960
2001.........       10.000           10.331(1)            1***          7.902          7.472          1,213
2002.........       10.331           10.354               1             7.472          7.504          1,719
2003.........       10.354           13.119               3             7.504          9.527          2,489
2004.........       13.119           14.750               9             9.527         10.733          1,765
2005.........       14.750           15.036               8            10.733         10.963          1,340
2006.........       15.036           16.639               6            10.963         12.156          1,150
2007.........       16.639           16.833               4            12.156         12.322          1,248
-------------       ------           --------          ----            ------         ------          -----
Delaware VIP International Value Equity Series
1998.........                                                          10.000         10.152*             2
1999.........                                                          10.152         11.574            314
2000.........                                                          11.574         11.474            208
2001.........       10.000           10.964(1)            1***         11.474          9.862            172
2002.........        N/A             N/A               N/A              9.862          8.713            157
2003.........        N/A             N/A               N/A              8.713         12.325            175
2004.........        N/A             N/A               N/A             12.325         14.802            148
2005.........        N/A             N/A               N/A             14.802         16.475            170
2006.........        N/A             N/A               N/A             16.475         20.078            136
2007.........        N/A             N/A               N/A             20.078         20.836             77
-------------       ------           --------          ----            ------         ------          -----
Delaware VIP REIT Series
1998.........                                                          10.000         10.119*             9
1999.........                                                          10.119          9.718             73
2000.........                                                           9.718         12.585            286
2001.........       10.000           10.734(3)            2            12.585         13.501            610
2002.........       10.734           11.041               9            13.501         13.915          1,281
2003.........       11.041           14.563              12            13.915         18.391          1,249
2004.........       14.563           18.829              11            18.391         23.826          1,194
2005.........       18.829           19.859               9            23.826         25.179            883
2006.........       19.859           25.921               7            25.179         32.931            713
2007.........       25.921           21.954               7            32.931         27.946            448
-------------       ------           --------          ----            ------         ------          -----
Delaware VIP Small Cap Value Series
1998.........                                                          10.000         10.489*            17
1999.........                                                          10.489          9.841            319
2000.........                                                           9.841         11.468            625
2001.........       10.000           10.992(2)            3            11.468         12.648          1,319
2002.........       10.992           10.212               7            12.648         11.773          1,862
2003.........       10.212           14.269              15            11.773         16.483          1,885
2004.........       14.269           17.059              13            16.483         19.746          1,722
2005.........       17.059           18.369              14            19.746         21.305          1,491
2006.........       18.369           21.004              13            21.305         24.410          1,230
2007.........       21.004           19.302               9            24.410         22.476            886
-------------       ------           --------          ----            ------         ------          -----
Delaware VIP Trend Series
1998.........                                                          10.000         10.854*             7
1999.........                                                          10.854         18.244            878
2000.........                                                          18.244         16.751          3,196
2001.........       10.000           11.350(2)            5            16.751         13.984          3,573
2002.........       11.350            8.942               6            13.984         11.040          2,900
2003.........        8.942           11.890               7            11.040         14.708          2,667
2004.........       11.890           13.176               7            14.708         16.332          2,346
2005.........       13.176           13.726               6            16.332         17.049          1,785
2006.........       13.726           14.534               3            17.049         18.088          1,362
2007.........       14.534           15.841               4            18.088         19.754            946
-------------       ------           --------          ----            ------         ------          -----

                                    with EEB                                         with EGMDB
                 -----------------------------------------------    --------------------------------------------
                    Accumulation unit value                           Accumulation unit value
                 ------------------------------      Number of      ---------------------------      Number of
                  Beginning          End of         accumulation     Beginning        End of        accumulation
                  of period          period            units         of period        period           units
                 -----------    ---------------    -------------    -----------    ------------    -------------
                       (Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP US Growth Series
2003.........        N/A             N/A               N/A              8.127           9.886             30
2004.........        N/A             N/A               N/A              9.886          10.044             41
2005.........        N/A             N/A               N/A             10.044          11.331             74
2006.........        N/A             N/A               N/A             11.331          11.404             48
2007.........        N/A             N/A               N/A             11.404          12.637             60
-------------        --              ----              ---             ------          ------             --
Delaware VIP Value Series(5)
1998.........                                                          10.000          10.021*            23
1999.........                                                          10.021           9.580            800
2000.........                                                           9.580          10.517          1,143
2001.........       10.000           10.327(2)            4            10.517           9.968          1,478
2002.........       10.327            8.265               8             9.968           7.993          1,340
2003.........        8.265           10.435               7             7.993          10.112          1,624
2004.........       10.435           11.803               7            10.112          11.461          1,483
2005.........       11.803           12.315               7            11.461          11.983          1,452
2006.........       12.315           15.041               9            11.983          14.664          1,236
2007.........       15.041           14.399              10            14.664          14.066          1,024
-------------       ------           --------          ----            ------          ------          -----
DWS VIP Equity 500 Index
1998.........                                                          10.000          10.353*            91
1999.........                                                          10.353          12.299          3,761
2000.........                                                          12.299          11.008          5,910
2001.........       10.000           10.491(2)           12            11.008           9.533          6,274
2002.........       10.491            8.020              30             9.533           7.302          5,366
2003.........        8.020           10.116              26             7.302           9.229          6,076
2004.........       10.116           11.010              24             9.229          10.064          4,840
2005.........       11.010           11.342               8            10.064          10.388          3,557
2006.........       11.342           12.894               6            10.388          11.834          2,494
2007.........       12.894           13.361               6            11.834          12.287          1,832
-------------       ------           --------          ----            ------          ------          -----
DWS VIP Small Cap Index (7)
1998.........                                                          10.000          11.014*             4
1999.........                                                          11.014          14.602            405
2000.........                                                          14.602          12.857            513
2001.........       10.000           12.225(1)            1***         12.857           9.026            370
2002.........        N/A             N/A               N/A              9.026           5.922            268
2003.........        9.470           13.647               1***          9.494          13.708            424
2004.........       13.647           15.815               1            13.708          15.918            422
2005.........       15.815           16.227               1            15.918          16.366            324
2006.........       16.227           18.763               1***         16.366          18.961            245
2007.........       18.763           18.114               1***         18.961          18.342            173
-------------       ------           --------          ----            ------          ------          -----
Fidelity VIP Contrafund Portfolio
2003.........        N/A             N/A               N/A              9.757          12.334             69
2004.........        N/A             N/A               N/A             12.334          14.007            287
2005.........       13.912           15.972               2            14.007          16.113            656
2006.........       15.972           17.515               9            16.113          17.705            646
2007.........       17.515           20.219               9            17.705          20.480            465
-------------       ------           --------          ----            ------          ------          -----
Fidelity VIP Equity-Income Portfolio
1998.........                                                          10.000          10.101*            37
1999.........                                                          10.101          10.588          1,464
2000.........                                                          10.588          11.320          2,574
2001.........       10.000           10.304(2)            6            11.320          10.609          3,121
2002.........       10.304            8.422              24            10.609           8.689          3,153
2003.........        8.422           10.802              26             8.689          11.166          2,884
2004.........       10.802           11.857              28            11.166          12.281          2,659
2005.........       11.857           12.353              27            12.281          12.820          2,145
2006.........       12.353           14.612              18            12.820          15.195          1,685
2007.........       14.612           14.600              20            15.195          15.213          1,256
-------------       ------           --------          ----            ------          ------          -----

                                    with EEB                                         with EGMDB
                 -----------------------------------------------    --------------------------------------------
                    Accumulation unit value                           Accumulation unit value
                 ------------------------------      Number of      ---------------------------      Number of
                  Beginning          End of         accumulation     Beginning        End of        accumulation
                  of period          period            units         of period        period           units
                 -----------    ---------------    -------------    -----------    ------------    -------------
                       (Accumulation unit value in dollars and Number of accumulation units in thousands)
Fidelity VIP Growth Portfolio
1998.........                                                          10.000         10.605*             43
1999.........                                                          10.605         14.360           2,642
2000.........                                                          14.360         12.605           4,685
2001.........       10.000           11.426(3)            2            12.605         10.236           4,843
2002.........       11.426            7.859               3            10.236          7.055           3,533
2003.........        7.859           10.275               3             7.055          9.242           3,043
2004.........       10.275           10.454               3             9.242          9.421           2,542
2005.........       10.454           10.884               2             9.421          9.829           1,950
2006.........       10.884           11.445               1***          9.829         10.356           1,411
2007.........       11.445           14.300               1***         10.356         12.966           1,036
-------------       ------           --------             -            ------         ------           -----
Fidelity VIP Mid Cap
2005.........       10.000           11.568               2            10.000         11.581             128
2006.........       11.568           12.796               8            11.581         12.836             357
2007.........       12.796           14.524               8            12.836         14.599             293
-------------       ------           --------             -            ------         ------           -----
Fidelity VIP Overseas Portfolio
1998.........                                                          10.000         10.106*             13
1999.........                                                          10.106         14.210             628
2000.........                                                          14.210         11.335           1,037
2001.........       10.000           10.871(3)            1***         11.335          8.811             897
2002.........       10.871            8.528               1***          8.811          6.926             723
2003.........        8.528           12.033               1***          6.926          9.793             711
2004.........       12.033           13.457               1             9.793         10.973             676
2005.........       13.457           15.766               1            10.973         12.882             588
2006.........       15.766           18.320               1***         12.882         14.999             466
2007.........       18.320           21.152               1***         14.999         17.351             356
-------------       ------           --------             -            ------         ------           -----
FTVIPT Franklin Income Securities
2006.........       10.581           11.225               5            10.183         11.239             127
2007.........       11.225           11.462               5            11.239         11.499             285
-------------       ------           --------             -            ------         ------           -----
FTVIPT Franklin Small-Mid Cap Growth Securities Fund
1998.........                                                           N/A
1999.........                                                           N/A
2000.........                                                          10.000          7.540**           834
2001.........       10.000           12.298(1)            4             7.540          6.301           1,471
2002.........       12.298            8.631              10             6.301          4.431           1,735
2003.........        8.631           11.658               6             4.431          5.997           1,519
2004.........       11.658           12.789               6             5.997          6.592           1,253
2005.........       12.789           13.189               2             6.592          6.812           1,081
2006.........       13.189           14.108               3             6.812          7.301             868
2007.........       14.108           15.445               2             7.301          8.009             666
-------------       ------           --------            --            ------         ------           -----
FTVIPT Mutual Shares Securities
2006.........       10.492           11.270               3            10.234         11.284             142
2007.........       11.270           11.477               5            11.284         11.514             262
-------------       ------           --------            --            ------         ------           -----
FTVIPT Templeton Global Income Securities
2005.........        N/A             N/A               N/A              9.952          9.887              13
2006.........       10.526           10.960               7             9.887         10.995             465
2007.........       10.960           11.973               8            10.995         12.035             168
-------------       ------           --------          ----            ------         ------           -----
FTVIPT Templeton Growth Securities Fund
1998.........                                                           N/A
1999.........                                                           N/A
2000.........                                                          10.000         11.029**           155
2001.........       10.000           11.172(1)            2            11.029         10.733             376
2002.........       11.172            8.962               8            10.733          8.627             609
2003.........        8.962           11.654               5             8.627         11.241             511
2004.........       11.654           13.307               5            11.241         12.861             514
2005.........       13.307           14.256               8            12.861         13.806             569
2006.........       14.256           17.090               4            13.806         16.583             479
2007.........       17.090           17.213               4            16.583         16.737             363
-------------       ------           --------          ----            ------         ------           -----

                                    with EEB                                         with EGMDB
                 -----------------------------------------------    --------------------------------------------
                    Accumulation unit value                           Accumulation unit value
                 ------------------------------      Number of      ---------------------------      Number of
                  Beginning          End of         accumulation     Beginning        End of        accumulation
                  of period          period            units         of period        period           units
                 -----------    ---------------    -------------    -----------    ------------    -------------
                       (Accumulation unit value in dollars and Number of accumulation units in thousands)
Janus Aspen Balanced Portfolio
2003.........        N/A             N/A               N/A              N/A            N/A              N/A
2004.........       10.960           11.680               1            11.011          11.758              56
2005.........       11.680           12.376               1            11.758          12.483              97
2006.........       12.376           13.448               1            12.483          13.591              64
2007.........       13.448           14.596               1            13.591          14.781              81
-------------       ------           ------            ----            ------          ------           -----
Janus Aspen Mid Cap Growth Portfolio
2003.........        8.052           10.679               1***          8.073          10.729              10
2004.........       10.679           12.662               1***         10.729          12.746              58
2005.........       12.662           13.959               1            12.746          14.080              88
2006.........       13.959           15.566               1            14.080          15.732              75
2007.........       15.566           18.649               1***         15.732          18.886              75
-------------       ------           ------            ----            ------          ------           -----
Janus Aspen Worldwide Growth Portfolio
2003.........        N/A             N/A               N/A              8.439          10.292               6
2004.........        N/A             N/A               N/A             10.292          10.609               6
2005.........        N/A             N/A               N/A             10.609          11.044               9
2006.........        N/A             N/A               N/A             11.044          12.843               6
2007.........        N/A             N/A               N/A             12.843          13.851               7
-------------       ------           ------            ----            ------          ------           -----
Lincoln VIP Core Fund(8)
2005.........        N/A             N/A               N/A             10.095          10.275              13
2006.........        N/A             N/A               N/A             10.275          11.545              12
-------------       ------           ------            ----            ------          ------           -----
Lincoln VIP Growth Fund(9)
2005.........        N/A             N/A               N/A             10.093          10.849               1
2006.........        N/A             N/A               N/A             10.849          11.358               6
-------------       ------           ------            ----            ------          ------           -----
Lincoln VIP Growth Opportunities(10)
2005.........        N/A             N/A               N/A             10.494          11.456              16
2006.........        N/A             N/A               N/A             11.456          12.414               3
-------------       ------           ------            ----            ------          ------           -----
Lincoln VIP Money Market Fund
1998.........                                                          10.000          10.034*            348
1999.........                                                          10.034          10.364           1,721
2000.........                                                          10.364          10.840           2,790
2001.........       10.000           10.029(2)           27            10.840          11.119           5,801
2002.........       10.029           10.009              52            11.119          11.119           6,446
2003.........       10.009            9.917              27            11.119          11.039           3,443
2004.........        9.917            9.845              23            11.039          10.981           2,773
2005.........        9.845            9.959              20            10.981          11.131           2,440
2006.........        9.959           10.260              22            11.131          11.490           1,755
2007.........       10.260           10.598              36            11.490          11.892           2,055
-------------       ------           --------          ----            ------          ------           -----
Lincoln VIPT Baron Growth Opportunities(11)
2006.........        9.758           10.619               2            10.172          10.632              28
2007.........       10.619           10.808               3            10.632          10.843              52
-------------       ------           --------          ----            ------          ------           -----
Lincoln VIPT Capital Growth
2007.........        N/A             N/A               N/A              9.772          10.717               1
-------------       ------           --------          ----            ------          ------           -----
Lincoln VIPT Cohen & Steers Global Real Estate
2007.........        N/A             N/A               N/A              9.558           8.231              50
-------------       ------           --------          ----            ------          ------           -----
Lincoln VIPT Delaware Bond
1998.........                                                          10.000          10.095*             46
1999.........                                                          10.095           9.631           1,260
2000.........                                                           9.631          10.530           2,348
2001.........       10.000           10.101(2)           15            10.530          11.334           5,439
2002.........       10.101           10.951             114            11.334          12.312          10,002
2003.........       10.951           11.561              46            12.312          13.025           8,138
2004.........       11.561           11.981              44            13.025          13.525           6,719
2005.........       11.981           12.102              42            13.525          13.689           5,626
2006.........       12.102           12.472              32            13.689          14.135           4,174
2007.........       12.472           12.942              25            14.135          14.697           3,175
-------------       ------           --------          ----            ------          ------          ------
Lincoln VIPT Delaware Growth and Income
2005.........        N/A             N/A               N/A             10.058          10.379              14
2006.........        N/A             N/A               N/A             10.379          11.471              20
2007.........        N/A             N/A               N/A             11.471          11.973              29
-------------       ------           --------          ----            ------          ------          ------

                                    with EEB                                        with EGMDB
                 -----------------------------------------------    -------------------------------------------
                    Accumulation unit value                          Accumulation unit value
                 ------------------------------      Number of      --------------------------      Number of
                  Beginning          End of         accumulation     Beginning        End of       accumulation
                  of period          period            units         of period        period          units
                 -----------    ---------------    -------------    -----------    -----------    -------------
                       (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln VIPT Delaware Social Awareness(6)
1998.........                                                          10.000         10.659*           55
1999.........                                                          10.659         11.870           611
2000.........                                                          11.870         10.607           715
2001.........       10.000           11.535(1)            1***         10.607          9.462           635
2002.........       11.535            8.758               1***          9.462          7.199           575
2003.........        9.248           11.466               1***          8.845         11.501           424
2004.........       11.466           12.717               1***         11.501         12.782           427
2005.........       12.717           14.021               1***         12.782         14.120           420
2006.........       14.021           15.496               1***         14.120         15.638           307
2007.........       15.496           15.703               1***         15.638         15.878           220
-------------       ------           --------             -            ------         ------           ---
Lincoln VIPT Delaware Special Opportunities
2007.........        N/A             N/A               N/A             10.033          9.154            10
-------------       ------           --------          ----            ------         ------           ---
Lincoln VIPT Janus Capital Appreciation
2003.........        N/A             N/A               N/A             10.332         12.207             9
2004.........        N/A             N/A               N/A             12.207         12.641            21
2005.........        N/A             N/A               N/A             12.641         12.957            34
2006.........        N/A             N/A               N/A             12.957         13.978            27
2007.........        N/A             N/A               N/A             13.978         16.556            36
-------------       ------           --------          ----            ------         ------           ---
Lincoln VIPT Marsico International Growth
2007.........        N/A             N/A               N/A              9.717         11.163            29
-------------       ------           --------          ----            ------         ------           ---
Lincoln VIPT MFS Value
2007.........        N/A             N/A               N/A              9.710          9.721             1
-------------       ------           --------          ----            ------         ------           ---
Lincoln VIPT Mid-Cap Growth
2007.........        N/A             N/A               N/A              9.907         10.853            10
-------------       ------           --------          ----            ------         ------           ---
Lincoln VIPT Mid-Cap Value
2007.........        N/A             N/A               N/A              9.785          8.649             6
-------------       ------           --------          ----            ------         ------           ---
Lincoln VIPT Mondrian International Value
2003.........        N/A             N/A               N/A              9.706         13.554            69
2004.........        N/A             N/A               N/A             13.554         16.164           173
2005.........       16.060           17.788               1***         16.164         17.939           239
2006.........       17.788           22.758               1***         17.939         22.998           266
2007.........       22.758           24.970               1            22.998         25.283           197
-------------       ------           --------          ----            ------         ------           ---
Lincoln VIPT S&P 500 Index
2007.........        N/A             N/A               N/A             11.551         11.468            20
-------------       ------           --------          ----            ------         ------           ---
Lincoln VIPT Small Cap Index
2007.........        N/A             N/A               N/A              9.914          9.158             8
-------------       ------           --------          ----            ------         ------           ---
Lincoln VIPT T. Rowe Price Growth Stock
2007.........        N/A             N/A               N/A              9.841          9.936            17
-------------       ------           --------          ----            ------         ------           ---
Lincoln VIPT T. Rowe Price Structured Mid-Cap Growth
2003.........        N/A             N/A               N/A             11.106         12.339             3
2004.........        N/A             N/A               N/A             12.339         13.795             2
2005.........        N/A             N/A               N/A             13.795         14.902            15
2006.........        N/A             N/A               N/A             14.902         16.017             5
2007.........        N/A             N/A               N/A             16.017         17.895             6
-------------       ------           --------          ----            ------         ------           ---
Lincoln VIPT Templeton Growth
2007.........        N/A             N/A               N/A              9.811          9.807            14
-------------       ------           --------          ----            ------         ------           ---
Lincoln VIPT UBS Global Asset Allocation
2003.........       10.612           11.346               1            10.588         11.360             4
2004.........       11.346           12.648               1            11.360         12.688            46
2005.........       12.648           13.260               2            12.688         13.329            74
2006.........       13.260           14.905               2            13.329         15.014            67
2007.........       14.905           15.566               3            15.014         15.710            72
-------------       ------           --------          ----            ------         ------           ---
Lincoln VIPT Value Opportunities
2007.........        N/A             N/A               N/A              N/A            N/A             N/A
-------------       ------           --------          ----            ------         ------           ---
Lincoln VIPT Wilshire 2010 Profile
2007.........        N/A             N/A               N/A              9.815         10.450            20
-------------       ------           --------          ----            ------         ------           ---

                                    with EEB                                         with EGMDB
                 -----------------------------------------------    --------------------------------------------
                    Accumulation unit value                           Accumulation unit value
                 ------------------------------      Number of      ---------------------------      Number of
                  Beginning          End of         accumulation     Beginning        End of        accumulation
                  of period          period            units         of period        period           units
                 -----------    ---------------    -------------    -----------    ------------    -------------
                       (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln VIPT Wilshire 2020 Profile
2007.........        N/A             N/A                N/A             9.551          10.296             17
-------------        --              ----                               -----          ------             --
Lincoln VIPT Wilshire 2030 Profile
2007.........        N/A             N/A                N/A             N/A            N/A              N/A
-------------        --              ----                               -----          ------           ----
Lincoln VIPT Wilshire 2040 Profile
2007.........        N/A             N/A                N/A             N/A            N/A              N/A
-------------        --              ----                               -----          ------           ----
Lincoln VIPT Wilshire Aggressive Profile
2005.........        N/A             N/A                N/A            10.102          10.897             82
2006.........        N/A             N/A                N/A            10.897          12.492            171
2007.........        N/A             N/A                N/A            12.492          13.642            116
-------------        --              ----                              ------          ------           ----
Lincoln VIPT Wilshire Conservative Profile
2005.........        N/A             N/A                N/A             9.991          10.266            113
2006.........        N/A             N/A                N/A            10.266          11.041            183
2007.........        N/A             N/A                N/A            11.041          11.705            228
-------------        --              ----                              ------          ------           ----
Lincoln VIPT Wilshire Moderate Profile
2005.........        N/A             N/A                N/A            10.041          10.484             93
2006.........        N/A             N/A                N/A            10.484          11.555            348
2007.........        N/A             N/A                N/A            11.555          12.420            386
-------------        --              ----                              ------          ------           ----
Lincoln VIPT Wilshire Moderately Aggressive Profile
2005.........        N/A             N/A                N/A             9.989          10.661             99
2006.........        N/A             N/A                N/A            10.661          11.970            124
2007.........        N/A             N/A                N/A            11.970          12.929            177
-------------        --              ----                              ------          ------           ----
MFS VIT Core Equity
2003.........        N/A             N/A                N/A             8.235          10.322              1
2004.........        N/A             N/A                N/A            10.322          11.408              7
2005.........        N/A             N/A                N/A            11.408          11.414              5
2006.........        N/A             N/A                N/A            11.414          12.776              4
2007.........        N/A             N/A                N/A            12.776          13.968              2
-------------        --              ----                              ------          ------           ----
MFS VIT Emerging Growth Series
1998.........                                                          10.000          11.242*             6
1999.........                                                          11.242          19.557          1,212
2000.........                                                          19.557          15.504          2,387
2001.........       10.000           12.135(1)            1            15.504          10.169          2,292
2002.........       12.135            7.911               2            10.169           6.642          1,506
2003.........        7.911           10.139               3             6.642           8.529          1,322
2004.........       10.139           11.271               3             8.529           9.501          1,088
2005.........       11.271           12.111               4             9.501          10.230            879
2006.........       12.111           12.860               3            10.230          10.884            671
2007.........       12.860           15.335               1            10.884          13.005            503
-------------       ------           --------           ---            ------          ------          -----
MFS VIT Total Return Series
1998.........                                                          10.000          10.136*            51
1999.........                                                          10.136          10.303          1,271
2000.........                                                          10.303          11.787          2,204
2001.........       10.000           10.288(2)           12            11.787          11.652          3,653
2002.........       10.288            9.602              42            11.652          10.896          4,271
2003.........        9.602           10.992              49            10.896          12.499          3,965
2004.........       10.992           12.042              50            12.499          13.720          3,555
2005.........       12.042           12.185              46            13.720          13.911          3,177
2006.........       12.185           13.418              42            13.911          15.349          2,489
2007.........       13.418           13.761              40            15.349          15.774          1,910
-------------       ------           --------           ---            ------          ------          -----

                                    with EEB                                      with EGMDB
                 ----------------------------------------------    -----------------------------------------
                    Accumulation unit value                        Accumulation unit value
                 -----------------------------      Number of      ------------------------      Number of
                  Beginning         End of         accumulation     Beginning       End of      accumulation
                  of period         period            units         of period       period         units
                 -----------    --------------    -------------    -----------    ---------    -------------
                     (Accumulation unit value in dollars and Number of accumulation units in thousands)
MFS VIT Utilities Series
1998.........                                                         10.000        10.244*           67
1999.........                                                         10.244        13.213         1,273
2000.........                                                         13.213        13.950         3,275
2001.........       10.000           9.375(2)            3            13.950        10.426         3,697
2002.........        9.375           7.126              15            10.426         7.942         2,732
2003.........        7.126           9.531              22             7.942        10.642         2,491
2004.........        9.531          12.212              16            10.642        13.664         2,202
2005.........       12.212          14.042              16            13.664        15.743         2,081
2006.........       14.042          18.140              17            15.743        20.377         1,653
2007.........       18.140          22.832              17            20.377        25.700         1,226
-------------       ------          --------            --            ------        ------         -----
Neuberger Berman AMT Mid-Cap Growth Portfolio
2003.........        N/A            N/A               N/A              8.370        10.570            84
2004.........       10.522          12.044               1***         10.570        12.123           114
2005.........       12.044          13.482               1            12.123        13.597           145
2006.........       13.482          15.218               4            13.597        15.378           126
2007.........       15.218          18.350               2            15.378        18.581           121
-------------       ------          --------          ----            ------        ------         -----
Neuberger Berman AMT Regency Portfolio
2003.........        N/A            N/A               N/A              9.842        13.184            48
2004.........       13.123          15.802               1***         13.184        15.907           145
2005.........       15.802          17.418               1***         15.907        17.569           225
2006.........       17.418          19.055               1***         17.569        19.259           163
2007.........       19.055          19.372               1***         19.259        19.618            98
-------------       ------          --------          ----            ------        ------         -----
Putnam VT Growth and Income Fund
2003.........        N/A            N/A               N/A              8.684        10.908            12
2004.........        N/A            N/A               N/A             10.908        11.952            18
2005.........        N/A            N/A               N/A             11.952        12.402            24
2006.........        N/A            N/A               N/A             12.402        14.175            16
2007.........        N/A            N/A               N/A             14.175        13.134            15
-------------       ------          --------          ----            ------        ------         -----
Putnam VT Health Sciences Fund
2003.........        N/A            N/A               N/A              8.306         9.697            16
2004.........        N/A            N/A               N/A              9.697        10.244            32
2005.........        N/A            N/A               N/A             10.244        11.434           225
2006.........        N/A            N/A               N/A             11.434        11.590            51
2007.........        N/A            N/A               N/A             11.590        11.361            33
-------------       ------          --------          ----            ------        ------         -----


* These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts (November 20, 1998) through December 31, 1998.

** These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts (February 22, 2000) through December 31, 2000.

*** All numbers less than 500 were rounded up to 1,000.

(1) Commenced business on 9/19/01 with an initial unit value of $10.

(2) Commenced business on 9/10/01 with an initial unit value of $10.

(3) Commenced business on 9/17/01 with an initial unit value of $10.

(4) Effective following the close of business on May 19, 2003 shares of the American Funds International Fund were substituted for shares of the Delaware VIP Emerging Market Series. In 2004, the Delaware VIP Emerging Markets Series subaccount was added to the product.

(5) Effective following the close of business on or about April 30, 2003, the Delaware VIP Devon Series merged with and into the Delaware Large Cap Value Series, which changed its name to the Delaware Value Series in 2004.


(6) Effective following the close of business on May 19, 2003, shares of the Lincoln VIP Social Awareness Series were substituted for shares of the Delaware VIP Social Awareness Series. The values in the table for periods prior to the substitution reflect investment in the Delaware VIP Social Awareness Series.

(7) Effective following the close of business on May 19, 2003, shares of the Scudder VIT Small Cap Index Fund were substituted for shares of the Scudder SVS Small Cap Growth Portfolio. The values in the table for periods prior to the substitution reflect investment in the Scudder SVS Small Cap Growth Portfolio.


(8)Effective April 30, 2007, the Lincoln Core Fund was reorganized into the LVIP S&P 500 Index Fund, a series of Lincoln Variable Insurance Products Trust.

(9) Effective April 30, 2007, the Lincoln Growth Fund, was reorganized into the LVIP Janus Capital Appreciation Fund, a series of Lincoln Variable Insurance Products Trust.

(10) Effective June 11, 2007, the Lincoln Growth Opportunities Fund was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust.

(11)Effective June 5, 2007, the Baron Capital Asset Fund, a series of Baron Capital Funds Trust, was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Baron Capital Asset Fund.

OVERVIEW OF LIVING BENEFIT RIDERS

We offer a number of optional living benefit riders that, for an additional fee, offer certain guarantees, if certain conditions are met. These living benefit riders are described briefly below. Please see the more detailed description in the prospectus discussion for each rider, as well as the Charges and Other Deductions section of the prospectus, for important information on the costs, restrictions, and availability of each rider. Please consult your registered representative as to whether any living benefit rider is appropriate for you based on factors such as your investment objectives, risk tolerance, liquidity needs, and time horizon. Not all riders or features are available in all states.

                                                                                                                    1) 4LATER(R)
                                                                                                                      ADVANTAGE
                                                                                                                     GUARANTEED
                                                                                                                       INCOME
                                                                                                                       BENEFIT

                                                                                                                     2) LINCOLN
                                                                                                                      LIFETIME
                                                                                                                     INCOME(SM)
                                                                                                                      ADVANTAGE
                                                                                                                     GUARANTEED
                                                                                                                       INCOME
                                                                 LINCOLN                                               BENEFIT
                                               LINCOLN           LIFETIME
                                                SMART           INCOME(SM)                                          3) i4LIFE(R)
                                             SECURITY(R)        ADVANTAGE                                             ADVANTAGE
                             LINCOLN          ADVANTAGE          (WITH OR                                            GUARANTEED
                              SMART             1-YR.            WITHOUT                                               INCOME
                           SECURITY(R)       AUTOMATIC           LINCOLN                                               BENEFIT
                            ADVANTAGE          STEP-UP           LIFETIME                                            (VERSION 2)
                              5-YR.            (PRIOR           INCOME(SM)                                             (PRIOR
                             ELECTIVE         VERSIONS          ADVANTAGE         i4LIFE(R)         4LATER(R)         VERSIONS
                             STEP-UP          MAY VARY)           PLUS)           ADVANTAGE         ADVANTAGE         MAY VARY)
------------------------------------------------------------------------------------------------------------------------------------
1.  Overview            Designed to       Designed to       Designed to       Designed to       Designed to       Designed to use
                        guarantee that at guarantee that if guarantee that if provide an        guarantee today a the Income Base
                        least the entire  you make your     you make your     income program    future minimum    established under
                        amount of your    first withdrawal  first withdrawal  that combines     payout floor for  4LATER(R)
                        purchase payments on or after the   on or after the   variable lifetime i4LIFE(R)         Advantage (if
                        will be returned  date you reach    date you reach    income payments   Advantage regular 4LATER(R)
                        to you through    age 65, you are   age 59 1/2 (age   and a death       income payments,  Advantage
                        periodic          guaranteed        65 under Joint    benefit with the  regardless of     Guaranteed Income
                        withdrawals,      income            Life), you are    ability to make   investment        Benefit is
                        regardless of the for your life     guaranteed income withdrawals       performance, by   elected) or the
                        investment        (and your         for your life     during a defined  providing an      Guaranteed Amount
                        performance of    spouse's, under   (and your         period.           Income Base       under LINCOLN
                        the contract.     Joint Life        spouse's, under   .                 during the        Lifetime
                                          version), even    Joint Life                          accumulation      INCOME(SM)
                                          after the entire  version).                           period that can   Advantage (if
                                          amount of         .                                   be used to        LINCOLN LIFETIME
                                          purchase payments LINCOLN LIFETIME                    establish in the  INCOME(SM)
                                          has been returned INCOME(SM)                          future a          Advantage
                                          to you through    Advantage Plus is                   Guaranteed Income Guaranteed Income
                                          periodic          designed to                         Benefit with      Benefit is
                                          withdrawals. If   guarantee that                      i4LIFE(R)         elected) or the
                                          lifetime          contract value                      Advantage.        Account Value*
                                          withdrawals are   will not be less                    .                 established under
                                          not in effect,    than the initial                                      i4LIFE(R)
                                          you may make      purchase payment                                      Advantage (if
                                          periodic          (or contract                                          i4LIFE(R)
                                          withdrawals of    value on rider                                        Advantage
                                          the Guaranteed    date) at the end                                      Guaranteed Income
                                          Amount.           of a 7-year                                           Benefit is
                                                            period IF you                                         elected) to
                                                            make no                                               provide a minimum
                                                            withdrawals and                                       payout floor for
                                                            cancel the                                            i4LIFE(R)
                                                            LINCOLN LIFETIME                                      Advantage regular
                                                            INCOME(SM)                                            income payments,
                                                            Advantage at that                                     regardless of
                                                            time.                                                 investment
                                                                                                                  performance.

                                                                                                                  * Can instead
                                                                                                                    use the
                                                                                                                    remaining
                                                                                                                    Guaranteed
                                                                                                                    Amount under
                                                                                                                    LINCOLN
                                                                                                                    SMARTSECURITY(R)
                                                                                                                    Advantage

2.  Current Fee         0.45% of          0.65% (Single     0.75% of          Varies based on   0.50% of Income   0.50% added to
                        Guaranteed Amount Life) or 0.80%    Guaranteed Amount product and death Base              the i4LIFE(R)
                                          (Joint Life) of                     benefit option                      Advantage charge
                                          Guaranteed        (0.90% with
                                          Amount            LINCOLN LIFETIME  (assessed as a %                    (assessed as a %
                                                            INCOME(SM)        of account value,                   of account value,
                                                            Advantage Plus)   and only during                     and only during
                                                                              annuity payout                      annuity payout
                                                                              phase)                              phase)

3.  Guaranteed          0.95% of          1.50% of          1.50% of          Same as current   1.50% of Income   1.50% added to
    Maximum Fee         Guaranteed Amount Guaranteed Amount Guaranteed Amount fee               Base              the i4LIFE(R)
                                                                                                                  Advantage charge

                                                                                                                  (assessed as a %
                                                                                                                  of account value,
                                                                                                                  and only during
                                                                                                                  annuity payout
                                                                                                                  phase)

4.  Withdrawals         Yes-7% annually   Yes-5% annually   Yes-5% annually   Yes, during       Yes, only after   No
    Permitted                                                                 Access Period     you elect
                                                            Withdrawals                         i4LIFE(R)
                                                            negate LINCOLN                      Advantage
                                                            Lifetime
                                                            INCOME(SM)
                                                            Advantage Plus

5.  Payments for Life   No                Yes (if           Yes (if           Yes (if           If elect          Yes (if
                                          conditions are    conditions are    conditions are    i4LIFE(R)         conditions are
                                          met)              met)              met)              Advantage         met)

6.  Potential Increases Purchase Payments Purchase Payments Purchase Payments N/A               Purchase Payments Automatic 3-Year
    to Guaranteed                                                                                                 Step-Ups
    Amount, Income      Optional 5-Year   Automatic Annual  5% Enhancements                     15% Enhancements
    Base, or            Step-Ups          Step-Ups                                              (every 3 years)   (if conditions
    Guaranteed Income                                       Automatic Annual                                      are met)
    Benefit (as         (if conditions    (if conditions    Step-Ups                            Resets to
    applicable)         are met)          are met)                                              contract value
                                                            200% Step-Up
                                                                                                (if conditions
                                                            (if conditions                      are met)
                                                            are met)

7.  Investment          Option 1          Option 1          Option 2          None              Option 1          Option 1
    Requirements
                                                                                                                  Option 2 for
                                                                                                                  LINCOLN LIFETIME
                                                                                                                  INCOME(SM)
                                                                                                                  Advantage
                                                                                                                  Guaranteed Income
                                                                                                                  Benefit

8.  Ability to Make     Yes               Yes, after the    Yes--may impact   No (non-qualified Yes               No
    Additional                            first rider       the charge        contracts)
    Purchase                              anniversary, if
    Payments if                           cumulative                          Yes, during
    Contract Value is                     payments are over                   Access Period,
    greater than zero                     $100,000 and                        unless 4LATER(R)
                                          prior Home Office                   Advantage
                                          approval is                         Guaranteed
                                          provided                            Income Benefit or
                                                                              i4LIFE(R)
                                                                              Advantage
                                                                              Guaranteed Income
                                                                              Benefit has been
                                                                              elected
                                                                              (qualified
                                                                              contracts)

9.  Spousal             Yes               Yes               No                No                Yes (prior to     No
    Continuation                                                                                Periodic Income
                                                                                                Commencement
                                                                                                Date)

10. Ability to Cancel   Yes, after 5      Yes, after 5      Yes, after 7      No (non-qualified Yes, after 3      Yes, after 3
    Rider               years following   years following   Years             contracts)        years following   years following
                        the later of      the later of                                          the later of      the later of
                        rider effective   rider effective                     Yes, at any time  rider effective   rider effective
                        date or           date or                             (qualified        date or most      date or most
                        contractowner-    contractowner-                      contracts)        recent Reset      recent Reset (if
                        elected step-up   elected step-up                                                         4LATER(R)
                                                                                                                  Advantage
                                                                                                                  Guaranteed
                                                                                                                  Income Benefit or
                                                                                                                  LINCOLN LIFETIME
                                                                                                                  INCOME(SM)
                                                                                                                  Advantage
                                                                                                                  Guaranteed Income
                                                                                                                  Benefit is
                                                                                                                  elected)

                                                                                                                  Yes, at any time
                                                                                                                  (if i4LIFE(R)
                                                                                                                  Advantage
                                                                                                                  Guaranteed Income
                                                                                                                  Benefit is
                                                                                                                  elected)

11. Nursing Home        No                No                Yes               No                No                No
    Benefit

12. May Elect Other     No                No                No                Limited to        No (prior to the  Limited to
    Living Benefit                                                            Guaranteed Income Periodic Income   i4LIFE(R)
    Riders                                                                    Benefit           Commencement      Advantage
                                                                                                Date)

Lincoln ChoicePlusSM

Lincoln Life Variable Annuity Account N   (Registrant)

The Lincoln National Life Insurance Company   (Depositor)



Statement of Additional Information (SAI)

This SAI should be read in conjunction with the Lincoln ChoicePlusSM prospectus of Lincoln Life Variable Annuity Account N dated April 30, 2008. You may obtain a copy of the Lincoln ChoicePlusSM prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, IN 46802-7866, or call 1-888-868-2583.




Table of Contents




Item                                             Page
Special Terms                                   B-2
Services                                        B-2
Principal Underwriter                           B-2
Purchase of Securities Being Offered            B-2
Interest Adjustment Example                     B-2
Annuity Payouts                                 B-4
Examples of Regular Income Payment
Calculations                                    B-5


Item                                             Page
Determination of Accumulation and Annuity Unit
Value                                           B-5
Advertising                                     B-5
Additional Services                             B-6
Other Information                               B-7
Financial Statements                            B-7

This SAI is not a prospectus.

The date of this SAI is April 30, 2008.

Special Terms
The special terms used in this SAI are the ones defined in the Prospectus.


Services

Independent Registered Public Accounting Firm

The financial statements of the VAA and the consolidated financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports, also appearing in this SAI and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.



Keeper of Records


All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with Mellon Bank, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.




Principal Underwriter

Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of Lincoln Life, serves as principal underwriter (the "Principal Underwriter") for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives, who are associated with Lincoln Financial Advisors Corporation, our affiliate. The Principal Underwriter also may enter into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. Lincoln Life (prior to May 1, 2007) and LFD (on or after May 1, 2007) acting as Principal Underwriter paid, $115,249,891, $162,288,944 and $223,104,195 to LFA and Selling Firms in 2005, 2006 and 2007, respectively, as sales compensation with respect to the contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.



Purchase of Securities Being Offered

The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.

Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.



Interest Adjustment Example
Note: This example is intended to show how the interest adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the interest adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The interest adjustment may be referred to as a market value adjustment in your contract.

                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE

                             CASH SURRENDER VALUES



         Single Premium ...................    $50,000
         Premium taxes ....................    None
         Withdrawals ......................    None
         Guaranteed Period ................    5 years
         Guaranteed Interest Rate .........    3.50%
         Annuity Date .....................    Age 70
         Index Rate A .....................    3.50%
         Index Rate B .....................    4.00% End of contract year 1
                                               3.50% End of contract year 2
                                               3.00% End of contract year 3
                                               2.00% End of contract year 4
         Percentage adjustment to B .......    0.50%



  Formula                     (1 + Index A)n
                      ------------------------------
                                                     -1
                      (1 + Index B + % Adjustment)n

                          SURRENDER VALUE CALCULATION



                                       (3)
                (1)       (2)          Adjusted   (4)       (5)          (6)         (7)
                Annuity   Interest     Annuity    Minimum   Greater of   Surrender   Surrender
Contract Year   Value     Adjustment   Value      Value     (3) & (4)    Charge      Value
--------------- --------- ------------ ---------- --------- ------------ ----------- ----------
  1 ........... $51,710    0.962268    $49,759    $50,710   $50,710      $4,250      $46,460
  2 ........... $53,480    0.985646    $52,712    $51,431   $52,712      $4,250      $48,462
  3 ........... $55,312    1.000000    $55,312    $52,162   $55,312      $4,000      $51,312
  4 ........... $57,208    1.009756    $57,766    $52,905   $57,766      $3,500      $54,266
  5 ........... $59,170       N/A      $59,170    $53,658   $59,170      $3,000      $56,170

                           ANNUITY VALUE CALCULATION



                     BOY*                              Annual        EOY**
                     Annuity       Guaranteed          Account       Annuity
Contract Year        Value         Interest Rate       Fee           Value
-------------------- ---------     ---------------     ---------     ----------
  1 ................ $50,000   x       1.035       -   $40       =   $51,710
  2 ................ $51,710   x       1.035       -   $40       =   $53,480
  3 ................ $53,480   x       1.035       -   $40       =   $55,312
  4 ................ $55,312   x       1.035       -   $40       =   $57,208
  5 ................ $57,208   x       1.035       -   $40       =   $59,170

                         SURRENDER CHARGE CALCULATION



                     Surrender
                     Charge                       Surrender
Contract Year        Factor         Deposit       Charge
-------------------- ----------     ---------     ----------
  1 ................      8.5%  x   $50,000   =   $4,250
  2 ................      8.5%  x   $50,000   =   $4,250
  3 ................      8.0%  x   $50,000   =   $4,000
  4 ................      7.0%  x   $50,000   =   $3,500
  5 ................      6.0%  x   $50,000   =   $3,000

                           INTEREST ADJUSTMENT CALCULATION



Contract Year         Index A      Index B      Adj Index B      N        Result
------------------    ---------    ---------    -------------    -----    ---------
  1 ..............     3.50%        4.00%          4.50%          4       0.962268
  2 ..............     3.50%        3.50%          4.00%          3       0.985646
  3 ..............     3.50%        3.00%          3.50%          2       1.000000
  4 ..............     3.50%        2.00%          2.50%          1       1.009756
  5 ..............     3.50%         N/A            N/A          N/A         N/A

                           MINIMUM VALUE CALCULATION



                                    Minimum             Annual
                                    Guaranteed          Account       Minimum
Contract Year                       Interest Rate       Fee           Value
--------------------                ---------------     ---------     ----------
  1 ................ $50,000    x       1.015       -   $40       =   $50,710
  2 ................ $50,710    x       1.015       -   $40       =   $51,431
  3 ................ $51,431    x       1.015       -   $40       =   $52,162
  4 ................ $52,162    x       1.015       -   $40       =   $52,905
  5 ................ $52,905    x       1.015       -   $40       =   $53,658

                               * BOY = beginning of year

                                          ** EOY = end of year



Annuity Payouts

Variable Annuity Payouts
Variable annuity payouts will be determined on the basis of:
 o the dollar value of the contract on the annuity commencement date less any applicable premium tax;
 o the annuity tables contained in the contract;
 o the type of annuity option selected; and
 o the investment results of the fund(s) selected.

In order to determine the amount of variable annuity payouts, we make the following calculation:
 o first, we determine the dollar amount of the first payout;
 o second, we credit the contract with a fixed number of annuity units based on the amount of the first payout; and
 o third, we calculate the value of the annuity units each period thereafter.

These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 4% per annum, depending on the terms of your contract. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.

Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:
 o The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and
 o A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.


Proof of Age, Sex and Survival

We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.



Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the access period and the impact of a withdrawal on the regular income payments. These examples assume that the investment return is the same as the assumed investment return
(AIR) to make the regular income payment calculations simpler to understand. The regular income payments will vary based on the investment performance of the underlying funds.


         Annuitant ........................... Male, Age 65
         Secondary Life ...................... Female, Age 63
         Purchase Payment .................... $200,000.00
         Regular Income Payment Frequency .... Annual
         AIR ................................. 4.0%
         Hypothetical Investment Return ...... 4.0%

                                               15-year Access Period    30-Year Access Period
         Regular Income Payment .............. $ 10,813.44              $10,004.94

A 10% withdrawal from the account value will reduce the regular income payments by 10% to $9,732.10 with the 15-year access period and $9,004.45 with the 30-year access period.

At the end of the 15-year access period, the remaining account value of $135,003.88 (assuming no withdrawals) will be used to continue the $10,813.44 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. At the end of the 30-year access period, the remaining account value of $65,108.01 (assuming no withdrawals) will be used to continue the $10,004.94 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. (Note: the regular income payments during the lifetime income period will vary with the investment performance of the underlying funds).



Determination of Accumulation and Annuity Unit Value
A description of the days on which accumulation and annuity units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.

Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.



Advertising
The Lincoln National Life Insurance Company (Lincoln Life) is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Lincoln Life. The ratings are not intended to reflect the investment experience or financial strength of the VAA.

We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

More About the S&P 500 Index. Investors look to indexes as a standard of market performance. Indexes are model portfolios, that is, groups of stocks or bonds selected to represent an entire market. The S&P 500 Index is a widely used measure of large US company stock performance. It consists of the common stocks of 500 major corporations selected according to size, frequency and ease by which their stocks trade, and range and diversity of the American economy.


The LVIP SSgA S&P 500 Index Fund seeks to approximate as closely as possible, before fees and expenses, the total return of the S&P 500 Index. To accomplish this objective the fund's sub-adviser, SSgA Funds Management, Inc. ("SFM"), attempts to buy and sell all of the index's securities in the same proportion as they are reflected in the S&P 500 Index, although the fund reserves the right not to invest in every security in the S&P 500 Index if it is not practical to do so under the circumstances. SFM does not seek to beat the S&P 500 Index and does not seek temporary defensive positions when markets appear to be overvalued. SFM makes no attempt to apply economic, financial or market analysis when managing the fund. Including a security among the fund's holdings implies no opinion as to its attractiveness as an investment.


The fund may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates one party to deliver (and the other party to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Instead, the buyer and seller settle the difference in cash between the contract price and the market price on the agreed upon date. The buyer pays the difference if the actual price is lower than the contract price and the seller pays the difference if the actual price is higher. There can be no assurance that a liquid market will exist at the time when the fund seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the fund. S&P has no obligation to take the needs of the fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the fund or the timing of the issuance or sale of the fund or in the determination or calculation of the equation by which the fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND OR ITS SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.



Additional Services
Dollar Cost Averaging (DCA) - You may systematically transfer, on a monthly basis, amounts from certain subaccounts, or the fixed side (if available) of the contract into the subaccounts. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
 o the annuity commencement date;
 o the value of the amount being DCA'd is depleted; or
 o you cancel the program by written request or by telephone if we have your telephone authorization on file. Currently, there is no charge for this service. However, we reserve the right to impose one.

A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or market value adjustment which may apply to transfers. Upon receipt of an additional purchase payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional purchase payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

Automatic Withdrawal Service (AWS) - AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to us. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Contingent deferred sales charges.

Cross Reinvestment Program/Earnings Sweep Program - Under this option, account value in a designated variable subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the annuity commencement date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.

The minimum holding account value required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.


Portfolio Rebalancing - Portfolio rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the contract value, allocated to each variable subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all purchase payments allocated to the variable subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. Once the portfolio rebalancing option is activated, any variable subaccount transfers executed outside of the portfolio rebalancing program will terminate the portfolio rebalancing program. Any subsequent purchase payment or withdrawal that modifies the account balance within each variable subaccount may also cause termination of the portfolio rebalancing program. Any such termination will be confirmed to the contractowner. The contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the contractowner may make these elections by phone. The portfolio rebalancing program is not available following the annuity commencement date. Currently, there is no charge for this service. However, we reserve the right to impose one.



Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.



Financial Statements

Financial statements of the VAA and the consolidated financial statements of Lincoln Life appear on the following pages.

                             Prospectus 2

Lincoln ChoicePlus IISM
Lincoln Life Variable Annuity Account N

Individual Variable Annuity Contracts
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802-7866
www.LFG.com
1-888-868-2583

This prospectus describes the individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life). It is primarily for use with nonqualified plans and qualified retirement plans under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount, if available, or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you generally may choose to receive a death benefit upon the death of the annuitant.

The minimum initial purchase payment for the contract is $10,000. Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.

Except as noted below, you choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time. If your purchase payments are in the fixed account, we guarantee your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. Also, an interest adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a guaranteed period.

All purchase payments for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the contract value and the retirement income for amounts placed into one or more of the contract's variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.

The available funds are listed below:

AIM Variable Insurance Funds (Series II):
     AIM V.I. Capital Appreciation Fund*
     AIM V.I. Core Equity Fund*
     AIM V.I. International Growth Fund*
AllianceBernstein Variable Products Series Fund (Class B):

     AllianceBernstein VPS Global Technology Portfolio
     AllianceBernstein VPS Growth and Income Portfolio
     AllianceBernstein VPS International Value Portfolio
     AllianceBernstein VPS Large Cap Growth Portfolio*
     AllianceBernstein VPS Small/Mid Cap Value Portfolio


American Century Investments Variable Products (Class II):
     American Century Investments VP Inflation Protection Fund
American Funds Insurance SeriesSM (Class 2):
   American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
     American Funds International Fund

Delaware VIP Trust (Service Class):
     Delaware VIP Capital Reserves Series

   Delaware VIP Diversified Income Series
   Delaware VIP Emerging Markets Series
     Delaware VIP High Yield Series
     Delaware VIP REIT Series
     Delaware VIP Small Cap Value Series
     Delaware VIP Trend Series
     Delaware VIP U.S. Growth Series
     Delaware VIP Value Series
DWS Investments VIT Funds (Class A):
     DWS Equity 500 Index VIP
     DWS Small Cap Index VIP
Fidelity (Reg. TM) Variable Insurance Products (Service Class 2):
     Fidelity (Reg. TM) VIP Contrafund Portfolio
     Fidelity (Reg. TM) VIP Equity-Income Portfolio*
     Fidelity (Reg. TM) VIP Growth Portfolio
     Fidelity (Reg. TM) VIP Mid Cap Portfolio
     Fidelity (Reg. TM) VIP Overseas Portfolio
Franklin Templeton Variable Insurance Products Trust (Class 2):
     FTVIPT Franklin Income Securities Fund
     FTVIPT Franklin Small-Mid Cap Growth Securities Fund
     FTVIPT Mutual Shares Securities Fund
     FTVIPT Templeton Global Income Securities Fund
     FTVIPT Templeton Growth Securities Fund
Janus Aspen Series (Service Class):
     Janus Aspen Balanced Portfolio*
     Janus Aspen Mid Cap Growth Portfolio*
     Janus Aspen Worldwide Growth Portfolio*
Lincoln Variable Insurance Products Trust (Standard Class):

     LVIP Delaware Bond Fund
     LVIP Delaware Social Awareness Fund
     LVIP Janus Capital Appreciation Fund
     LVIP Mondrian International Value Fund

     LVIP Money Market Fund

     LVIP T. Rowe Price Structured Mid-Cap Growth Fund

     LVIP UBS Global Asset Allocation Fund


Lincoln Variable Insurance Products Trust (Service Class):
     LVIP Baron Growth Opportunities Fund
     LVIP Capital Growth Fund
     LVIP Cohen & Steers Global Real Estate Fund
     LVIP Columbia Value Opportunities Fund
     (formerly Value Opportunities Fund)
     LVIP Delaware Growth and Income Fund
     LVIP Delaware Special Opportunities Fund
     LVIP FI Equity-Income Fund*
     LVIP Marsico International Growth Fund
     LVIP MFS Value Fund
     LVIP Mid-Cap Value Fund
     LVIP SSgA Bond Index Fund*
     LVIP SSgA Developed International 150 Fund*
     LVIP SSgA Emerging Markets 100 Fund*
     LVIP SSgA International Index Fund*
     LVIP SSgA Large Cap 100 Fund*
     LVIP SSgA Small/Mid Cap 200 Fund*
     LVIP SSgA S&P 500 Index Fund**
     (formerly S&P 500 Index Fund)
     LVIP SSgA Small-Cap Index Fund
     (formerly Small-Cap Index Fund)
     LVIP T. Rowe Price Growth Stock Fund
     LVIP Templeton Growth Fund
     LVIP Turner Mid-Cap Growth Fund
     (formerly Mid-Cap Growth Fund)
     LVIP Wilshire 2010 Profile Fund
     LVIP Wilshire 2020 Profile Fund
     LVIP Wilshire 2030 Profile Fund
     LVIP Wilshire 2040 Profile Fund
     LVIP Wilshire Aggressive Profile Fund
     LVIP Wilshire Conservative Profile Fund
     LVIP Wilshire Moderate Profile Fund
     LVIP Wilshire Moderately Aggressive Profile Fund

MFS (Reg. TM) Variable Insurance TrustSM (Service Class):

     MFS (Reg. TM) VIT Core Equity Series*
     MFS (Reg. TM) VIT Growth Series*
     (formerly Emerging Growth Series)

     MFS (Reg. TM) VIT Total Return Series
     MFS (Reg. TM) VIT Utilities Series
Neuberger Berman Advisers Management Trust (I Class):
     Neuberger Berman AMT Mid-Cap Growth Portfolio
     Neuberger Berman AMT Regency Portfolio
Putnam Variable Trust (Class IB):
     Putnam VT Growth & Income Fund*
     Putnam VT Health Sciences Fund*

*Not all funds are available in all contracts. Refer to Description of Funds for specific information regarding the availability of funds.

**"S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product. (Please see the Statement of Additional Information which sets forth additional disclaimers and limitations of liability on behalf of S&P.)


This prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that accompany this prospectus, and keep all prospectuses for future reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

More information about the contracts is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, IN 46802-7866, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.


April 30, 2008

Table of Contents



Item                                                          Page
Special Terms                                                  5
Expense Tables                                                 6
Summary of Common Questions                                    8
The Lincoln National Life Insurance Company                   10
Variable Annuity Account (VAA)                                10
Investments of the Variable Annuity Account                   11
Charges and Other Deductions                                  16
The Contracts                                                 21
 Purchase Payments                                            22
 Transfers On or Before the Annuity Commencement Date         23
 Surrenders and Withdrawals                                   26
 Death Benefit                                                28
 Investment Requirements - Option 1                           32
 Investment Requirements - Option 2                           34
 Lincoln Lifetime IncomeSM Advantage                          35
 Lincoln SmartSecurity (Reg. TM) Advantage                    44
 i4LIFE (Reg. TM) Advantage                                   50
 Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage    55
 4LATER (Reg. TM) Advantage                                   57
 Annuity Payouts                                              61
 Fixed Side of the Contract                                   63
Distribution of the Contracts                                 66
Federal Tax Matters                                           67
Additional Information                                        71
 Voting Rights                                                71
 Return Privilege                                             72
 Other Information                                            72
 Legal Proceedings                                            72
Contents of the Statement of Additional Information (SAI)
for Lincoln Life Variable Annuity Account N                   73
Appendix A - Condensed Financial Information                  A-1

Special Terms
In this prospectus, the following terms have the indicated meanings:

4LATER (Reg. TM) Advantage or 4LATER (Reg. TM) - An option that provides an Income Base during the accumulation period, which can be used to establish a Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage in the future.

Account or variable annuity account (VAA) - The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.

Accumulation unit - A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.

Annuitant - The person upon whose life the annuity benefit payments are based, and upon whose life a death benefit may be paid.

Annuity commencement date - The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout - An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit - A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date. See Annuity Payouts.

Beneficiary - The person you choose to receive any death benefit paid if you die before the annuity commencement date.

Contractowner (you, your, owner) - The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the contractowner is the annuitant.

Contract value (may be referenced to as account value in marketing materials) - At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract, if any.

Contract year - Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit - Before the annuity commencement date, the amount payable to your designated beneficiary if the contractowner dies or, if selected, to the contractowner if the annuitant dies. See The Contracts - Death Benefit for a description of the various death benefit options.

Guaranteed Income Benefits - Options that each provide a guaranteed minimum payout floor for the i4LIFE (Reg. TM) Advantage regular income payments.

i4LIFE (Reg. TM) Advantage - An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period.

Lincoln Life (we, us, our) - The Lincoln National Life Insurance Company.


Lincoln Lifetime IncomeSM Advantage - Provides minimum guaranteed lifetime periodic withdrawals that may increase. The Lincoln Lifetime IncomeSM Advantage Plus may provide an amount equal to the excess of the initial Guaranteed Amount over the current contract value.

Lincoln SmartSecurity (Reg. TM) Advantage - Provides minimum guaranteed periodic withdrawals (for life, if the 1 Year Automatic Step-Up option is chosen), regardless of the investment performance of the contract and provided certain conditions are met, that may increase due to subsequent purchase payments and step-ups.

Living Benefit - A general reference to certain riders that may be available for purchase that provide some type of a minimum guarantee while you are alive. These riders are the Lincoln Smart Security (Reg. TM) Advantage, Lincoln Lifetime Income AdvantageSM, 4LATER (Reg. TM) Advantage and i4LIFE (Reg. TM) Advantage (with or without the Guaranteed Income Benefit).


Purchase payments - Amounts paid into the contract.

Selling group individuals - A contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract without the assistance of a sales representative under contract with us:
 o Employees and registered representatives of any member of the selling group (broker-dealers who have selling agreements with us) and their spouses and minor children.
 o Officers, directors, trustees or bona-fide full-time employees and their spouses and minor children, of Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.

Subaccount - The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date - Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period - The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options and/or the fixed account. State premium taxes may also be deducted.


Contractowner Transaction Expenses:



  o   Surrender charge (as a percentage of purchase payments surrendered/withdrawn):      7.00%*

* The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and Other Deductions - Surrender Charge.



We may apply the interest adjustment to amounts being withdrawn, surrendered or transferred from a guaranteed period account only (except for dollar cost averaging, portfolio rebalancing, cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal amount under the Lincoln SmartSecurity (Reg. TM) Advantage and regular income payments under i4LIFE (Reg. TM) Advantage). See Fixed Side of the Contract.


The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Annual Account Fee: $35*

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts):


                                        Estate Enhancement
                                        Benefit Rider (EEB)
                                        in combination
                                        with 5% Step Up
                                        ---------------------
o   Mortality and expense risk charge          1.50%
o   Administrative charge                      0.15%
                                                ----
o   Total annual charge for each
    subaccount                                 1.65%



    Estate Enhancement
    Benefit Rider (EEB)                   Enhanced Guaranteed   Guarantee of
    without 5%            5% Step Up      Minimum Death         Principal death
    Step Up               death benefit   Benefit (EGMDB)       benefit (GOP)
    --------------------- --------------- --------------------- ----------------
o          1.45%              1.40%              1.25%               1.15%
o          0.15%              0.15%              0.15%               0.15%
            ----               ----               ----                ----
o
           1.60%              1.55%              1.40%               1.30%

*The account fee will be waived if your contract value is $100,000 or more at the end of any particular contract year. This account fee may be less in some states and will be waived after the fifteenth contract year.


Optional Rider Charges:



Lincoln Lifetime IncomeSMAdvantage:



                                             Lincoln Lifetime IncomeSM
                                                     Advantage
                                            Single or Joint Life Option
                                           ----------------------------
o   Guaranteed maximum annual
    percentage charge*                                1.50%
o   Current annual percentage charge*                 0.75%
o   Additional charge for Lincoln
    Lifetime IncomeSM Advantage
    Plus*                                             0.15%



*The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% Step-up and decreased for withdrawals. These changes to the Guaranteed Amount are discussed below. This charge is deducted from the contract value on a quarterly basis. See Charges and Other Deductions for further information.



Lincoln SmartSecurity (Reg. TM) Advantage:


o   Guaranteed maximum annual
    percentage charge*
o   Current annual percentage charge*



                                        Lincoln SmartSecurity (Reg. TM)    Lincoln SmartSecurity (Reg. TM)
     Lincoln SmartSecurity (Reg. TM)      Advantage - 1 Year Automatic      Advantage - 1 Year Automatic
       Advantage - 5 Year Elective               Step-Up option                    Step-Up option
              Step-Up option           - Single Life (and prior version)            - Joint Life
    --------------------------------- ----------------------------------- --------------------------------
o
                 0.95%                              1.50%                              1.50%
o                0.45%                              0.65%                              0.80%

*The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, and step-ups and decreased for withdrawals. This charge is deducted from the contract value on a quarterly basis. See Charges and Other Deductions for further information.




4LATER (Reg. TM) Advantage:




  o   Guaranteed maximum annual percentage charge*      1.50%
  o   Current annual percentage charge*                 0.50%


*The annual percentage charge for the 4LATER (Reg. TM) Advantage is multiplied by the Income Base (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, automatic 15% Enhancements, and Resets and decreased for withdrawals. The 4LATER (Reg. TM) charge is deducted from the subaccounts on a quarterly basis.


The next table describes charges that apply only when i4LIFE (Reg. TM) Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE (Reg. TM) Advantage charge and the total is deducted from your average daily account value.

i4LIFE (Reg. TM) Advantage Payout Phase (On and After the Periodic Income Commencement Date):


i4LIFE (Reg. TM) Advantage (as a daily percentage of average account value):



                        Enhanced Guaranteed      Guarantee of
                        Minimum Death            Principal Death
                        Benefit (EGMDB)          Benefit             Account Value Death Benefit
                        ---------------------    ----------------    ----------------------------
o   Annual charge*             1.85%                  1.70%                     1.65%



*During the Lifetime Income Period, the charge will be the same rate as the i4LIFE (Reg. TM) Advantage Account Value Death Benefit.

Optional Rider Charges :


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (as a daily percentage of average account value):





  o   Guaranteed maximum annual percentage charge      1.50%
  o   Current annual percentage charge                 0.50%



4LATERSM Advantage Guaranteed Income Benefit (as a daily percentage of average account value):





  o   Guaranteed maximum annual percentage charge      1.50%
  o   Current annual percentage charge                 0.50%



Lincoln Lifetime IncomeSM Advantage Guaranteed Income Benefit (as a daily percentage of average account value):





  o   Guaranteed maximum annual percentage charge      1.50%
  o   Current annual percentage charge                 0.50%



For example, if you purchase the i4LIFE (Reg. TM) Advantage EGMDB for 1.85% with the 4LATERSM Advantage Guaranteed Income Benefit at a maximum charge of 1.50%, your total annual charge is 3.35%.


The next table describes the separate account annual expenses you pay on and after the Annuity Commencement Date:





  o   Mortality and expense risk charge and Administrative charge      1.40%



The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2007. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.





                                                    Maximum      Minimum
                                                   ---------    --------
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses):         6.31%        0.31%
Net Total Annual Fund Operating Expenses
(after contractual waivers/reimbursements*):       1.73%        0.28%



* 40 of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2009.

EXAMPLES


This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.


The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year the maximum fees and expenses of any of the funds and that the EEB with 5% Step-Up death benefit and the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Step-up option are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



1) If you surrender your contract at the end of the applicable time period:




   1 year    3 years   5 years   10 years
----------- --------- --------- ---------
   $1,637    $3,264    $4,836    $8,778


2) If you annuitize or do not surrender your contract at the end of the applicable time period:




 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $937   $2,764    $4,536    $8,778


For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The Contracts - i4LIFE (Reg. TM) Advantage including the Guaranteed Income Benefit Rider, 4LATER (Reg. TM) Advantage and Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.


For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.




Summary of Common Questions
What kind of contract am I buying? It is an individual variable or fixed and/or interest adjusted, if applicable, annuity contract between you and Lincoln Life. This prospectus primarily describes the variable side of the contract. See The Contracts. The contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. You should refer to your contract for any state specific provisions. Please check with your investment representative regarding their availability.

What is the variable annuity account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.


What are Investment Requirements? If you elect one of the following riders:
Lincoln Lifetime IncomeSM Advantage, 4LATER (Reg. TM) Advantage, the Lincoln SmartSecurity (Reg. TM) Advantage, or i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit, you will be subject to certain requirements for your subaccount investments. You may be limited in how much you can invest in certain subaccounts. Different Investment Requirements apply to different riders. See The Contracts - Investment Requirements.

What are my investment choices? Based upon your instruction for purchase payments, the VAA applies your purchase payments to buy shares in one or more of the investment options. In turn, each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account - Description of the Funds.


Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account - Description of the Funds.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you buy accumulation units. If you decide to receive an annuity payout, your accumulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The Contracts.

What charges do I pay under the contract? If you withdraw purchase payments, you pay a surrender charge from 0% to 7.00% of the surrendered or withdrawn purchase payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and Other Deductions-Surrender Charge.

We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.

See Expense Tables and Charges and Other Deductions for additional fees and expenses in these contracts.

The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.

The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the interest adjustment, if applicable. See Fixed Side of the Contract.

Charges may also be imposed during the regular income or annuity payout period, including i4LIFE (Reg. TM) Advantage, if elected. See The Contracts and Annuity Payouts.

For information about the compensation we pay for sales of contracts, see The Contracts - Distribution of the Contracts.

What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The Contracts - Purchase Payments.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if I die before I annuitize? Your beneficiary will receive death benefit proceeds based upon the death benefit you select. Your beneficiary has options as to how the death benefit is paid. In the alternative, you may choose to receive a death benefit on the death of the annuitant. See The Contracts - Death Benefit.

May I transfer contract value between variable options and between the variable and fixed sides of the contract? Yes, subject to currently effective restrictions. For example, transfers made before the annuity commencement date are generally restricted to no more than twelve (12) per contract year. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts - Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date.


What is Lincoln Lifetime IncomeSM Advantage? Lincoln Lifetime IncomeSM Advantage is a rider that you may purchase for an additional charge and which provides minimum guaranteed, periodic withdrawals for your life (Single Life Option) or for the lives of you and your spouse (Joint Life Option) regardless of the investment performance of the contract provided certain conditions are met. Withdrawals are based on the Guaranteed Amount which is equal to the initial purchase payment (or contract value if elected after contract issue). The Guaranteed Amount is not available as a separate benefit upon death or surrender and is increased by subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and the step-up to 200% of the initial Guaranteed Amount and is decreased by withdrawals in accordance with provisions described later in this prospectus. See The Contracts-Lincoln Lifetime IncomeSM Advantage. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage and another one of the living benefit riders. By electing this rider you will be subject to Investment Requirements. See The Contracts - Investment Requirements.

What is Lincoln Lifetime IncomeSM Advantage Plus? Lincoln Lifetime IncomeSM Advantage Plus is available for an additional fee and provides an amount equal to the excess of the initial Guaranteed Amount over the current contract value on the seventh benefit year anniversary so long as no withdrawals have been taken and you adhere to certain Investment Requirements. Lincoln Lifetime IncomeSM Advantage Plus may only be purchased in addition to Lincoln Lifetime IncomeSM Advantage.

What are Living Benefit Riders? Living benefit riders are optional riders available to purchase for an additional fee. These riders provide a type of minimum guarantee if you meet certain conditions. These riders are discussed in detail in this prospectus. In addition, there is an overview of these riders at the end of this prospectus.

What is the Lincoln SmartSecurity (Reg. TM) Advantage? This benefit, which may be available for purchase at an additional charge, provides a Guaranteed Amount equal to the initial purchase payment (or contract value at the time of election) as adjusted. You may access this benefit through periodic withdrawals. Excess withdrawals will adversely affect the Guaranteed Amount. There are two options available to reset the Guaranteed Amount to the current contract value. You cannot simultaneously elect Lincoln SmartSecurity (Reg. TM) Advantage with any other living benefit rider. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - Lincoln SmartSecurity (Reg. TM) Advantage.


What is i4LIFE (Reg. TM) Advantage? i4LIFE (Reg. TM) Advantage is an income program, available for purchase at an additional charge, that provides periodic variable lifetime income payments, a death benefit, and the ability to make withdrawals during a defined period of time (Access Period). For an additional charge, you may purchase a minimum payout floor, the Guaranteed Income Benefit. We assess a charge, imposed only during the i4LIFE (Reg. TM) Advantage payout phase, based on the i4LIFE (Reg. TM) Advantage death benefit you choose and whether or not the Guaranteed Income Benefit is in effect.


What are the Guaranteed Income Benefits? The Guaranteed Income Benefits provide a minimum payout floor for your i4LIFE (Reg. TM) regular income payments. They are available either through 4LATER (Reg. TM) Advantage, Lincoln Lifetime IncomeSM Advantage or may be purchased at the time you elect i4LIFE (Reg. TM) Advantage. 4LATER (Reg. TM) Advantage is purchased prior to the time you elect i4LIFE (Reg. TM) Advantage and provides a guaranteed value, the Income Base, which can be used to establish the Guaranteed Income Benefit floor in the future. The i4LIFE (Reg. TM) Guaranteed Income Benefit or Lincoln Lifetime IncomeSM Advantage Guaranteed Income Benefit is purchased at the time you elect i4LIFE (Reg. TM) Advantage or any time during the Access Period. The i4LIFE (Reg. TM) Guaranteed Income Benefit does not have an Income Base; the minimum floor is based on the contract value at the time you elect i4LIFE (Reg. TM) with the Guaranteed Income Benefit. By electing one of these benefits, you will be subject to Investment Requirements. See The Contracts - i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit and 4LATER (Reg. TM) Advantage Guaranteed Income Benefit.

What is 4LATER (Reg. TM) Advantage? 4LATER (Reg. TM) Advantage, which may be available for purchase at an additional charge, is a way to guarantee today a minimum payout floor (a Guaranteed Income Benefit) in the future for the i4LIFE (Reg. TM) Advantage regular income payments. 4LATER (Reg. TM) Advantage provides an initial Income Base that is guaranteed to increase at a specified percentage over the accumulation period of the annuity. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - 4LATER (Reg. TM) Advantage.


May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts - Surrenders and Withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and Other Deductions. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 591/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal Tax Matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home office. In most states you assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. See Return Privilege.

Where may I find more information about accumulation unit values? Appendix A to this prospectus provides more information about accumulation unit values.



Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges. Results calculated without contingent deferred sales charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.

During extended periods of low interest rates, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative.

The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance.




The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies. Guarantees provided within death benefit options and living benefit riders are backed by the claims-paying ability of Lincoln Life.


Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Lincoln Financial Group sells a wide variety of financial products and solutions through financial advisors: mutual funds, managed accounts, retirement solutions, life insurance, 401(k) and 403(b) plans, savings plans, institutional investments and comprehensive financial planning and advisory services.



Variable Annuity Account (VAA)

On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their subaccounts, and they offer different benefits.




Financial Statements
The financial statements of the VAA and the consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.




Investments of the Variable Annuity Account
You decide the subaccount(s) to which you allocate purchase payments. There is a separate subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.


Investment Advisers

As compensation for its services to the fund, the investment adviser receives a fee from the fund which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectus for the fund.


Certain Payments We Receive with Regard to the Funds


With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate). It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the Contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some funds may pay us significantly more than other funds and the amount we receive may be substantial. These percentages currently range up to 0.46%, and as of the date of this prospectus, we were receiving payments from each fund family. We (or our affiliates) may profit from these payments or use these payments for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contracts and, in our role as intermediary, the funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.

The AIM, AllianceBernstein, American Century, American Funds, Delaware, Fidelity, Franklin Templeton, Janus, Lincoln, MFS and Putnam Funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans). The payment rates range up to 0.35% based on the amount of assets invested in those Funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.



Description of the Funds

Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.

We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional purchase payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.

Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.


Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for the fund. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.



AIM Variable Insurance Funds, advised by AIM Advisors, Inc.

  o Capital Appreciation Fund (Series II): Capital appreciation.
     This fund is not offered in contracts issued on or after May 24, 2004.

  o Core Equity Fund (Series II): Long-term growth.
     This fund is not offered in contracts issued on or after May 24, 2004.

  o International Growth Fund (Series II): Long-term growth.
     This fund is not offered in contracts issued on or after May 24, 2004.


AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein,
    L.P.

  o AllianceBernstein Global Technology Portfolio (Class B): Maximum capital appreciation.

  o AllianceBernstein Growth and Income Portfolio (Class B): Growth and income.


  o AllianceBernstein International Value Portfolio (Class B): Long-term growth.

  o AllianceBernstein Large Cap Growth Portfolio (Class B): Maximum capital appreciation.
     This fund is not offered in contracts issued on or after June 6, 2005.

  o AllianceBernstein Small/Mid Cap Value Portfolio (Class B): Long-term growth.


American Century Investments Variable Products, advised by American Century

  o Inflation Protection Fund (Class II): Long-term total return.


American Funds Insurance SeriesSM, advised by Capital Research and Management Company

  o Global Growth Fund (Class 2): Long-term growth.

  o Global Small Capitalization Fund (Class 2): Long-term growth.

  o Growth Fund (Class 2): Long-term growth.

  o Growth-Income Fund (Class 2): Growth and income.

  o International Fund (Class 2): Long-term growth.



Delaware VIP Trust, advised by Delaware Management Company


  o Capital Reserves Series (Service Class): Current income.

  o Diversified Income Series (Service Class): Total return.


  o Emerging Markets Series (Service Class): Capital appreciation.

  o High Yield Series (Service Class): Total return.


  o REIT Series (Service Class): Total return.

  o Small Cap Value Series (Service Class): Capital appreciation.

  o Trend Series (Service Class): Capital appreciation.

  o U.S. Growth Series (Service Class): Capital appreciation.


  o Value Series (Service Class): Capital appreciation.



DWS Investments VIT Funds, advised by Deutsche Asset Management Inc. and subadvised by Northern Trust Investments, Inc.


  o DWS Equity 500 Index VIP (Class A): Capital appreciation.
     (Subadvised by Northern Trust Investments, Inc.)


  o DWS Small Cap Index VIP (Class A): Capital appreciation.

     (Subadvised by Northern Trust Investments, Inc.)



Fidelity (Reg. TM) Variable Insurance Products, advised by Fidelity Management and Research Company

  o Contrafund (Reg. TM) Portfolio (Service Class 2): Long-term capital appreciation.

  o Equity-Income Portfolio (Service Class 2): Reasonable income.
     This fund is not offered in contracts issued on or after June 6, 2005.

  o Growth Portfolio (Service Class 2): Capital appreciation.

  o Mid Cap Portfolio (Service Class 2): Long-term growth.


  o Overseas Portfolio (Service Class 2): Long-term growth.



Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income Securities Fund and the Franklin Small-Mid Cap Growth Securities Fund, by Templeton Global Advisors Limited for the Templeton Global Income Securities Fund and the Templeton Growth Securities Fund, and by Franklin Mutual Advisors, LLC for the Mutual Shares Securities Fund.

  o Franklin Income Securities Fund (Class 2): Current income.


  o Franklin Small-Mid Cap Growth Securities Fund (Class 2): Long-term capital growth.


  o Mutual Shares Securities Fund (Class 2): Capital appreciation.


  o Templeton Global Income Securities Fund (Class 2): High current income.

  o Templeton Growth Securities Fund (Class 2): Long-term capital growth. (Subadvised by Templeton Asset Management Ltd.)



Janus Aspen Series, advised by Janus Capital Management LLC

  o Balanced Portfolio (Service Class): Long-term growth and current income. This fund is not offered in contracts issued on or after June 6, 2005.

  o Mid Cap Growth Portfolio (Service Class): Long-term growth.
     This fund is not offered in contracts issued on or after June 6, 2005.

  o Worldwide Growth Portfolio (Service Class): Long-term growth.
     This fund is not offered in contracts issued on or after May 24, 2004.


Lincoln Variable Insurance Products Trust, advised by Lincoln Investment
    Advisors Corporation.


  o LVIP Baron Growth Opportunities Fund (Service Class): Long-term Growth. (Subadvised by BAMCO, Inc.)

  o LVIP Capital Growth Fund (Service Class): Capital appreciation. (Subadvised by Wellington Management Company, LLP)

  o LVIP Cohen & Steers Global Real Estate Fund (Service Class): Total Return. (Subadvised by Cohen & Steers Capital Management)

  o LVIP Columbia Value Opportunities Fund (Service Class): Long-term capital appreciation.
     (formerly LVIP Value Opportunities Fund)
     (Subadvised by Columbia Management Advisors, LLC)

  o LVIP Delaware Bond Fund (Standard Class): Current income.
     (Subadvised by Delaware Management Company)

  o LVIP Delaware Growth and Income Fund (Service Class): Capital appreciation.

     (Subadvised by Delaware Management Company)

  o LVIP Delaware Social Awareness Fund (Standard Class): Capital appreciation.

     (Subadvised by Delaware Management Company)

  o LVIP Delaware Special Opportunities Fund (Service Class): Capital appreciation.
     (Subadvised by Delaware Management Company)


  o LVIP FI Equity-Income Fund (Service Class): Income.

    (Subadvised by Pyramis Global Advisors LLC)
     This fund is not offered in contracts issued before June 6, 2005.

  o LVIP Janus Capital Appreciation Fund (Standard Class): Long-term growth. (Subadvised by Janus Capital Management LLC)

  o LVIP Marsico International Growth Fund (Service Class): Long-term capital appreciation.
     (Subadvised by Marsico Capital Management, LLC)

  o LVIP MFS (Reg. TM) Value Fund (Service Class): Capital appreciation. (Subadvised by Massachusetts Financial Services Company)

  o LVIP Mid-Cap Value Fund (Service Class): Long-term capital appreciation. (Subadvised by Wellington Management)

  o LVIP Mondrian International Value Fund (Standard Class): Long-term capital appreciation.
     (Subadvised by Mondrian Investment Partners, Limited)

  o LVIP Money Market Fund (Standard Class): Current income/Preservation of capital.
     (Subadvised by Delaware Management Company)

  o LVIP SSgA Bond Index Fund (Service Class): Current income.
    (Sub-advised by SSgA Funds Management, Inc.)
     This fund will be available on or about June 16, 2008. Consult your financial adviser.

  o LVIP SSgA Developed International 150 Fund (Service Class): Long-term capital appreciation.
    (Sub-advised by SSgA Funds Management, Inc.)
     This fund will be available on or about June 16, 2008. Consult your financial adviser.

  o LVIP SSgA Emerging Markets 100 Fund (Service Class): Long-term capital appreciation.
    (Sub-advised by SSgA Funds Management, Inc.)
     This fund will be available on or about June 16, 2008. Consult your financial adviser.

  o LVIP SSgA International Index Fund (Service Class): Long-term capital appreciation.
    (Sub-advised by SSgA Funds Management, Inc.)
     This fund will be available on or about June 16, 2008. Consult your financial adviser.

  o LVIP SSgA Large Cap 100 Fund (Service Class): Long-term capital appreciation.
    (Sub-advised by SSgA Funds Management, Inc.)
     This fund will be available on or about June 16, 2008. Consult your financial adviser.

  o LVIP SSgA Small/Mid Cap 200 Fund (Service Class): Long-term capital appreciation.
    (Sub-advised by SSgA Funds Management, Inc.)
     This fund will be available on or about June 16, 2008. Consult your financial adviser.

  o LVIP SSgA S&P 500 Index Fund (Service Class): Capital appreciation. (formerly S&P 500 Index Fund)
     (Subadvised by SSgA Funds Management, Inc.)

  o LVIP SSgA Small-Cap Index Fund (Service Class): Capital appreciation. (formerly Small-Cap Index Fund)
     (Subadvised by SSgA Funds Management, Inc.)

  o LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term growth of capital.
     (Subadvised by T. Rowe Price Associates, Inc.)

  o LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Standard Class): Maximum capital appreciation.
     (Subadvised by T. Rowe Price Associates, Inc.)

  o LVIP Templeton Growth Fund (Service Class): Long-term growth of capital. (Subadvised by Templeton Investment Counsel, LLC)

  o LVIP Turner Mid-Cap Growth Fund (Service Class): Capital appreciation. (formerly Mid-Cap Growth Fund)
     (Subadvised by Turner Investment Partners)

  o LVIP UBS Global Asset Allocation Fund (Standard Class): Total return. (Subadvised by UBS Global Asset Management (Americas) Inc. (UBS Global AM)

  o LVIP Wilshire 2010 Profile Fund (Service Class): Total return; a fund of funds.*
     (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire 2020 Profile Fund (Service Class): Total return; a fund of funds.*
     (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire 2030 Profile Fund (Service Class): Total return; a fund of funds.*
     (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire 2040 Profile Fund (Service Class): Total return; a fund of funds.*
     (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire Aggressive Profile Fund (Service Class): Capital appreciation; a fund of funds.*
     (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire Conservative Profile Fund (Service Class): Current income; a fund of funds.*
     (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire Moderate Profile Fund (Service Class): Total return; a fund of funds.*
     (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire Moderately Aggressive Profile Fund (Service Class): Growth and income; a fund of funds.*
     (Subadvised by Wilshire Associates Incorporated)

*Funds offered in a fund of funds structure may have higher expenses than funds that invest directly in debt or equity securities.



MFS (Reg. TM) Variable Insurance TrustSM, advised by Massachusetts Financial
    Services Company


  o Core Equity Series (Service Class): Capital appreciation.
     This fund is not offered in contracts issued on or after June 6, 2005.

  o Growth Series (Service Class): Capital appreciation.
     (formerly Emerging Growth Series)
     This fund will be available in all contracts on or about June 16, 2008.

  o Total Return Series (Service Class): Total return.

  o Utilities Series (Service Class): Total return.



Neuberger Berman Advisers Management Trust, advised by Neuberger Berman
    Management, Inc.


  o Mid-Cap Growth Portfolio (I Class): Capital appreciation.
     (Subadvised by Neuberger Berman, LLC)

  o Regency Portfolio (I Class): Long-term growth.
     (Subadvised by Neuberger Berman, LLC)



Putnam Variable Trust, advised by Putnam Investment Management, LLC

  o Growth & Income Fund (Class IB): Capital growth and current income. This fund is not offered in contracts issued on or after May 24, 2004.

  o Health Sciences Fund (Class IB): Capital appreciation.
     This fund is not offered in contracts issued on or after May 24, 2004.


Fund Shares

We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.


Reinvestment of Dividends and Capital Gain Distributions

All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.


Addition, Deletion or Substitution of Investments

We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all contractowners or only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.

Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion.

We also may:
 o remove, combine, or add subaccounts and make the new subaccounts available to you at our discretion;
 o transfer assets supporting the contracts from one subaccount to another or from the VAA to another separate account;
 o combine the VAA with other separate accounts and/or create new separate accounts;
 o deregister the VAA under the 1940 Act; and
 o operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.

We may modify the provisions of the contracts to reflect changes to the subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.



Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.

Our administrative services include:
 o processing applications for and issuing the contracts;
 o processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services - See Additional Services and the SAI for more information on these programs);
 o maintaining records;
 o administering annuity payouts;
 o furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values);
 o reconciling and depositing cash receipts;
 o providing contract confirmations;
 o providing toll-free inquiry services; and
 o furnishing telephone and electronic fund transfer services.

The risks we assume include:
 o the risk that annuitants receiving annuity payouts under contracts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
 o the risk that death benefits paid will exceed the actual contract value;
 o the risk that more owners than expected will qualify for waivers of the surrender charge;

 o the risk that lifetime payments to individuals from Lincoln Smart Security (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage will exceed the contract value;

 o the risk that, if the i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit or 4LATER (Reg. TM) Guaranteed Income Benefit is in effect, the required income payments will exceed the account value; and
 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the contingent deferred sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.

Deductions from the VAA

We apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:


                                        Estate Enhancement
                                        Benefit Rider (EEB)
                                        in combination
                                        with 5% Step Up
                                        ---------------------
o   Mortality and expense risk charge          1.50%
o   Administrative charge                      0.15%
                                                ----
o   Total annual charge for each
    subaccount                                 1.65%



    Estate Enhancement
    Benefit Rider (EEB)                   Enhanced Guaranteed   Guarantee of
    without 5%            5% Step Up      Minimum Death         Principal death
    Step Up               death benefit   Benefit (EGMDB)       benefit (GOP)
    --------------------- --------------- --------------------- ----------------
o          1.45%              1.40%              1.25%               1.15%
o          0.15%              0.15%              0.15%               0.15%
            ----               ----               ----                ----
o
           1.60%              1.55%              1.40%               1.30%

Surrender Charge

A surrender charge applies (except as described below) to surrenders and withdrawals of purchase payments that have been invested for the periods indicated as follows:


                                                               Number of contract anniversaries since
                                                                    purchase payment was invested
                                                               ---------------------------------------
                                                                0    1    2    3    4    5    6    7+
      Surrender charge as a percentage of the surrendered or   7%   6%   5%   4%   3%   2%   1%   0
      withdrawn purchase payments

A surrender charge does not apply to:
 o A surrender or withdrawal of a purchase payment beyond the seventh anniversary since the purchase payment was invested;
 o Withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed the free amount which is equal to 15% of the total purchase payments (this does not apply upon surrender of the contract);
 o When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;
 o A surrender or withdrawal of any purchase payments as a result of admittance of the contractowner into an accredited nursing home or equivalent health care facility, where the admittance into such facility occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days;
 o A surrender of the contract as a result of the death of the contractowner, joint owner or annuitant;
 o Purchase payments when used in the calculation of the initial periodic income payment and the initial Account Value under the i4LIFE (Reg. TM) Advantage option or the contract value applied to calculate the benefit amount under any annuity payout option made available by us;
 o Regular income payments made under i4LIFE (Reg. TM) Advantage, including any payments to provide the 4LATER (Reg. TM) or i4LIFE (Reg. TM) Guaranteed Income Benefits, or periodic payments made under any annuity payout option made available by us;
 o A surrender of a contract or withdrawal of a contract value from contracts issued to selling group individuals;
 o A surrender or withdrawal of any purchase payments after the onset of a permanent and total disability of the contractowner as defined in Section 22(e)(3) of the tax code, if the disability occurred after the effective date of the contract and before the 65th birthday of the contractowner. For contracts issued in the State of New Jersey, a different definition of permanent and total disability applies;
 o A surrender or withdrawal of any purchase payments as a result of the diagnosis of a terminal illness that is after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;

 o Withdrawals up to the Maximum Annual Withdrawal amount under the Lincoln SmartSecurity (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage, subject to certain conditions.


For purposes of calculating the surrender charge on withdrawals, we assume that:

1. The free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.

2. Prior to the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
  o from purchase payments (on a FIFO basis) until exhausted; then
  o from earnings until exhausted.

3. On or after the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

  o from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
  o from earnings until exhausted; then
  o from purchase payments (on a FIFO basis) to which a surrender charge still applies until exhausted.

We apply the surrender charge as a percentage of purchase payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your contract value has increased or decreased. The surrender charge is calculated separately for each purchase payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.

If the contractowner is a corporation or other non-individual (non-natural person), the annuitant or joint annuitant will be considered the contractowner or joint owner for purposes of determining when a surrender charge does not apply.


Account Fee


During the accumulation period, we will deduct $35 from the contract value on each contract anniversary to compensate us for the administrative services provided to you; this $35 account fee will also be deducted from the contract value upon surrender. This fee may be lower in certain states, if required, and will be waived after the fifteenth contract year. The account fee will be waived for any contract with a contract value that is equal to or greater than $100,000 on the contract anniversary. There is no account fee on contracts issued to selling group individuals.



Rider Charges

A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement.


Lincoln Lifetime IncomeSM Advantage Charge. While this Rider is in effect, there is a charge for the Lincoln Lifetime IncomeSM Advantage, if elected. The Rider charge is currently equal to an annual rate of 0.75% (0.1875% quarterly) for the Lincoln Lifetime IncomeSM Advantage Single Life or Joint Life option. If the Lincoln Lifetime IncomeSM Advantage Plus is purchased, an additional 0.15% is added, for a total current cost of 0.90%.

The charge is applied to the Guaranteed Amount as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% Step-up and decreased for withdrawals. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount of the contract on the valuation date the Rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Lincoln Lifetime IncomeSM Advantage Guaranteed Amount section for a discussion and example of the impact of the changes to the Guaranteed Amount.

The annual Rider percentage charge may increase each time the Guaranteed Amount increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 1.50%. Therefore, your percentage charge for this Rider could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. This opt out will only apply for this particular Automatic Annual Step-up and is not available if additional purchase payments would cause your charge to increase (see below). You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.

An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% Step-up will not cause an increase in the annual Rider percentage charge but will increase the dollar amount of charge.

Once cumulative additional purchase payments into your annuity contract after the first Benefit Year exceed $100,000, any additional purchase payment will potentially cause the charge for your Rider to change to the current charge for new purchases in effect on the next Benefit Year anniversary, but the charge will never exceed the guaranteed maximum annual charge. The new charge will become effective on the Benefit Year anniversary.

The Rider charge will be discontinued upon termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider (except for death) or surrender of the contract.

If the Guaranteed Amount is reduced to zero while the contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.

If you purchase Lincoln Lifetime IncomeSM Advantage Plus Option, an additional 0.15% charge will be added to the Lincoln Lifetime IncomeSM Advantage charge for a total current charge of 0.90% applied to the Guaranteed Amount. This total charge (which may change as discussed above) is in effect until the 7th Benefit Year anniversary. If you exercise your Plus Option, this entire rider and its charge will terminate. If you do not exercise the Plus Option, after the 7th Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed and the Lincoln Lifetime IncomeSM Advantage rider and charge will continue. If you make a withdrawal prior to the 7th Benefit Year anniversary, you will not be able to exercise the Plus option, but the additional 0.15% charge will remain on your contract until the 7th Benefit Year anniversary.


Lincoln SmartSecurity (Reg. TM) Advantage Charge. While this Rider is in effect, there is a charge for the Lincoln SmartSecurity (Reg. TM) Advantage, if elected. The Rider charge is currently equal to an annual rate of:

1) 0.45% (0.1125% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage
-  5 Year Elective Step-up option; or

2) 0.65% (0.1625% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage
- 1 Year Automatic Step-up, Single Life option (and also the prior version of Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up); or

3) 0.80% (0.2000% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage
-  1 Year Automatic Step-up, Joint Life option.

Once the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, Single Life option is available in your state, the prior version will not be available. If you purchase this Rider in the future, the percentage charge will be the current charge in effect at the time of purchase.

The charge is applied to the Guaranteed Amount as adjusted. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount of the contract on the valuation date the Rider charge is assessed. In Lincoln SmartSecurity (Reg. TM) Advantage
- 5 Year Elective Step-up option and the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up (without the Single or Joint Life option), the charge may be deducted in proportion to the value in the fixed account as well. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Lincoln SmartSecurity (Reg. TM) Advantage, Guaranteed Amount section, for a discussion and example of the impact of changes to the Guaranteed Amount.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the annual Rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.

Under both options, if you elect to step-up the Guaranteed Amount for another 10 year period (including if we administer the step-up election for you or if you make a change from a Joint Life to a Single Life option after a death or divorce), a pro-rata deduction of the Rider charge based on the Guaranteed Amount immediately prior to the step-up will be made on the valuation date of the step-up. This deduction covers the cost of the Rider from the time of the previous deduction to the date of the step-up. After a contractowner's step-up, we will deduct the Rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the valuation date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the Rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge of 0.95% for the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option or 1.50% for the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your Rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The Rider charge will be discontinued upon the earlier of the annuity commencement date, election of i4LIFE (Reg. TM) Advantage or termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider or surrender of the contract.

Rider Charge Waiver. For the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the Rider charge may be waived. For the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, no Rider charge waiver is available with the Single Life and Joint Life options. The earlier version of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.

Whenever the above conditions are met, on each valuation date the Rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this Rider or on the most recent step-up date; and (2) purchase payments made after the step-up, then the quarterly Rider charge will be waived. If the withdrawals have been more than 10%, then the Rider charge will not be waived.


4LATER (Reg. TM) Advantage Charge. Prior to the periodic income commencement date (which is defined as the valuation date the initial regular income payment under i4LIFE (Reg. TM) Advantage is determined), the annual 4LATER (Reg. TM) charge is currently 0.50% of the Income Base. The Income Base (an amount equal to the initial purchase payment or contract value at the time of election), as adjusted, is a value that will be used to calculate the 4LATER (Reg. TM) Guaranteed Income Benefit. An amount equal to the quarterly 4LATER (Reg. TM) Rider charge multiplied by the Income Base will be deducted from the subaccounts on every third month anniversary of the later of the 4LATER (Reg.
TM) Rider Effective Date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each subaccount on the valuation date the 4LATER (Reg. TM) Rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional purchase payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a Reset to the current Account Value. If you purchase 4LATER (Reg. TM) in the future, the percentage charge will be the charge in effect at the time you elect 4LATER (Reg. TM).

Upon a reset of the Income Base, a pro-rata deduction of the 4LATER (Reg. TM) Rider charge based on the Income Base immediately prior to the reset will be made on the valuation date of the reset. This deduction covers the cost of the 4LATER (Reg. TM) Rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER (Reg. TM) Rider charge for the reset Income Base on a quarterly basis, beginning on the valuation date on or next following the three month anniversary of the reset. At the time of the reset, the annual charge will be the current charge in effect for new purchases of 4LATER (Reg. TM) at the time of reset, not to exceed the guaranteed maximum charge of 1.50%. If you never elect to reset your Income Base, your 4LATER (Reg. TM) Rider percentage charge will never change, although the amount we deduct will change as your Income Base changes.

Prior to the periodic income commencement date, a pro-rata amount of the 4LATER (Reg. TM) Rider charge will be deducted upon termination of the 4LATER (Reg.
TM) Rider for any reason other than death.


i4LIFE (Reg. TM) Advantage Charge. i4LIFE (Reg. TM) Advantage is subject to a charge (imposed during the i4LIFE (Reg. TM) Advantage payout phase), computed daily of the net asset value of the Account Value in the VAA. The annual rate of the i4LIFE (Reg. TM) Advantage charge is: 1.65% for the i4LIFE (Reg. TM) Advantage Account Value death benefit; 1.70% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit; and 1.85% for the i4LIFE (Reg. TM) Advantage EGMDB. This charge consists of a mortality and expense risk and administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). If i4LIFE (Reg. TM) Advantage is elected at issue of the contract, i4LIFE (Reg. TM) Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE (Reg. TM) Advantage and the charge will begin on the periodic income commencement date which is the valuation date on which the regular income payment is determined. After the Access Period ends, the charge will be the same rate as the cost of the i4LIFE (Reg. TM) Advantage Account Value death benefit.

i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Charge.

The Guaranteed Income Benefit which is purchased with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of 0.50%, which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage of the net asset value of the Account Value in the VAA computed daily as follows: 2.15% for the i4LIFE (Reg. TM) Advantage Account Value death benefit; 2.20% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit; and 2.35% for the i4LIFE (Reg. TM) Advantage EGMDB.

The Guaranteed Income Benefit percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the Guaranteed Income Benefit (described later) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50%.

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.


4LATER (Reg. TM) Guaranteed Income Benefit Charge. The 4LATER (Reg. TM) Guaranteed Income Benefit which is purchased with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of .50% which is added to the i4LIFE (Reg.
TM) Advantage charge for a total current percentage of the net asset value of the Account Value in the VAA computed daily as follows: 2.15% for the Account Value death benefit; 2.20% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit; and 2.35% for the EGMDB. These charges apply only during the i4LIFE (Reg. TM) Advantage payout phase.

On the periodic income commencement date, a pro-rata deduction of the 4LATER (Reg. TM) Rider charge will be made to cover the cost of 4LATER (Reg. TM) since the previous deduction. On and after the periodic income commencement date, the 4LATER (Reg. TM) Rider charge will be added to the i4LIFE (Reg. TM) charge as a daily percentage of average account value. This is a change to the calculation of the 4LATER (Reg. TM) charge because after the periodic income commencement date, when the 4LATER (Reg. TM) Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER (Reg. TM) charge is the same immediately before and after the periodic income commencement date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the periodic income commencement date and then multiplied by the average daily account value after the periodic income commencement date.


After the periodic income commencement date, the 4LATER (Reg. TM) percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the 4LATER (Reg. TM) Guaranteed Income Benefit (described later) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the 4LATER (Reg. TM) percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50%.

After the periodic income commencement date, if the 4LATER (Reg. TM) Guaranteed Income Benefit is terminated, the 4LATER (Reg. TM) Rider annual charge will also terminate.


Lincoln Lifetime Income (Reg. TM) Advantage Guaranteed Income Benefit Charge.

The Guaranteed Income Benefit which is purchased with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of 0.50%, which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage of the net asset value of the Account Value in the VAA computed daily as follows: 2.15% for the i4LIFE (Reg. TM) Advantage Account Value death benefit; 2.20% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit; and 2.35% for the i4LIFE (Reg. TM) Advantage EGMDB.

The Guaranteed Income Benefit percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the Guaranteed Income Benefit (described later) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50%.

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.




Deductions for Premium Taxes

Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from zero to 3.5%.


Other Charges and Deductions

The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the interest adjustment if applicable. See Fixed Side of the Contract.


The mortality and expense risk and administrative charge of 1.40% will be assessed on all variable annuity payouts (except for the i4LIFE (Reg. TM) Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk.


There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.


Additional Information

The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
 o the use of mass enrollment procedures,
 o the performance of administrative or sales functions by the employer,
 o the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
 o any other circumstances which reduce distribution or administrative expenses.

The exact amount of charges and fees applicable to a particular contract will be stated in that contract.



The Contracts

Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the Contracts.


When a completed application and all other information necessary for processing a purchase order is received at our Home office, an initial purchase payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial purchase payment to your agent, we will not begin processing your purchase order until we receive the application and initial purchase payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is complete, we will allocate your initial purchase payment within two business days.



Who Can Invest

To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the contractowner, joint owner and annuitant must be under age 86. Certain death benefit options may not be available at all ages. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.

In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a purchase payment and/or freeze a contractowner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or death benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the contractowner, and held in that account until instructions are received from the appropriate regulator.


If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.



Replacement of Existing Insurance

Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.


Purchase Payments

Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $10,000. The minimum for selling group individuals is $1500. The minimum annual amount for additional purchase payments is $300. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a minimum purchase payment is not submitted, we will contact you to see if additional money will be sent, or if we should return the purchase payment to you. Purchase payments in total may not exceed $2 million without our approval. If you stop making purchase payments, the contract will remain in force as a paid-up contract. However, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. Purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract, or the death of the contractowner, whichever comes first. Upon advance written notice, we reserve the right to limit purchase payments made to the contract.


Valuation Date

Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.


Allocation of Purchase Payments


Purchase payments allocated to the variable account are placed into the VAA's subaccounts, according to your instructions. You may also allocate purchase payments in the fixed account, if available.

The minimum amount of any purchase payment which can be put into any one subaccount is $20. The minimum amount of any purchase payment which can be put into a fixed account guaranteed period is $2,000, subject to state approval.

If we receive your purchase payment from you or your broker-dealer in good order at our Home office prior to 4:00 p.m., New York time, we will use the accumulation unit value computed on that valuation date when processing your purchase payment. If we receive your purchase payment at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. If you submit your purchase payment to your representative, we will generally not begin processing the purchase payment until we receive it from your representative's broker-dealer. If your broker-dealer submits your purchase payment to us through the Depository Trust and Clearing Corporation
(DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your purchase payment to us, and your purchase payment was placed with your broker-dealer prior to 4:00 p.m., New York time, then we will use the accumulation unit value computed on that valuation date when processing your purchase payment. If your purchase payment was placed with your broker-dealer at or after 4:00 p.m. New York time, then we will use the accumulation unit value computed on the next valuation date.

The number of accumulation units determined in this way is not impacted by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.

Valuation of Accumulation Units

Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the purchase payments are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

1. The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

2. The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3. The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Contracts with different features have different daily charges, and therefore, will have different corresponding accumulation unit values on any given day. In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.


Transfers On or Before the Annuity Commencement Date

You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. There is no charge for a transfer.

Transfers (among the variable subaccounts and as permitted between the variable and fixed accounts) are limited to twelve (12) per contract year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross re-investment or portfolio rebalancing elected on forms available from us. See Additional Services and the SAI for more information on these programs.

The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.

A transfer request may be made to our Home office using written, telephone, fax, or electronic instructions, if the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home office.

Requests for transfers will be processed on the valuation date that they are received when they are received at our Home office before the end of the valuation date (normally 4:00 p.m. New York time). If we receive a transfer request at or after 4:00p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date.

If your contract offers a fixed account, you also may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer part of the contract value from a fixed account to the various subaccount(s) subject to the following restrictions:

 o the sum of the percentages of fixed value transferred is limited to 25% of the value of that fixed account in any twelve month period; and
 o the minimum amount which can be transferred is $300 or the amount in the fixed account.

Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE (Reg. TM) Advantage transfers) may be subject to interest adjustments, if applicable.

Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.


Market Timing

Frequent, large, or short-term transfers among subaccounts and the fixed account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the subaccounts and the fixed account that may affect other contractowners or fund shareholders.

In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among subaccounts. While we reserve the right to enforce these policies and procedures, contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contractowners who violate the excessive trading policies established by the fund.

You should be aware that the purchase and redemption orders received by the funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from policy owners engaged in disruptive trading activity, the fund may reject the entire omnibus order.

Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from subaccount to subaccount to comply with specific fund policies and procedures.

We may increase our monitoring of contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same contractowner if that contractowner has been identified as a market timer. For each contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.

Once a contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the contractowner in writing that future transfers (among the subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, standard delivery for the remainder of the contract year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this "original signature" restriction on that contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that contractowner's particular transfers.

Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of contractowners determined to be engaged in such transfer activity that may adversely affect other contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.

Our Market Timing Procedures are applied consistently to all contractowners. An exception for any contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all contractowners or as applicable to all contractowners investing in underlying funds. We also reserve the right to implement and administer redemption fees imposed by one or more of the funds in the future.

Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.


Transfers After the Annuity Commencement Date


You may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per contract year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment.

If you select i4LIFE (Reg. TM) Advantage your transfer rights and restrictions for the variable subaccounts and the fixed account during the Access Period are the same as stated in the section of this prospectus called Transfers On or Before the Annuity Commencement Date. During the i4LIFE (Reg. TM) Advantage Lifetime Income Period, you are subject to the rights set forth in the prior paragraph.



Ownership

The owner on the date of issue will be the person or entity designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a joint owner.

As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Non-qualified contracts may not be collaterally assigned. An assignment affects the death benefit and living benefits calculated under the contract. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.


Joint Ownership

If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.


Annuitant

The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are a tax-exempt entity, then you can name two joint annuitants]. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying us of the change. The new annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the death benefit on the death of the annuitant. See The Contracts - Death Benefit. A contingent annuitant may be named or changed by notifying us in writing. Contingent annuitants are not allowed on contracts owned by non-natural owners. On or after the annuity commencement date, the annuitant or joint annuitants may not be changed and contingent annuitant designations are no longer applicable.


Surrenders and Withdrawals


Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request on an approved Lincoln distribution request form (available from the Home office), subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend on the annuity payout option selected.


The amount available upon surrender/withdrawal is the contract value less any applicable charges, fees, and taxes at the end of the valuation period during which the written request for surrender/withdrawal is received at the Home office. If we receive a surrender or withdrawal request at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. Surrenders and withdrawals from the fixed account may be subject to the interest adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home office. The payment may be postponed as permitted by the 1940 Act.

If you request a lump sum surrender and your surrender value is over $10,000, your money will be placed into a SecureLine (Reg. TM) account in your name. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may begin writing checks immediately.

The SecureLine (Reg. TM) account is a special service that we offer in which your surrender proceeds are placed into an interest-bearing account. Instead of mailing you a check, we will send a checkbook so that you will have access to the account simply by writing a check for all or any part of the proceeds. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account.


There are charges associated with surrender of a contract or withdrawal of contract value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining contract value. If the charges are deducted from the remaining contract value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.


The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal Tax Matters - Taxation of Withdrawals and Surrenders.


Additional Services

These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home office. For further detailed information on these services, please see Additional Services in the SAI.

Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain variable subaccounts into the variable subaccounts on a monthly basis. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value.

The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.

Only one of the three additional services (DCA, cross reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross reinvestment running simultaneously.



Asset Allocation Models

Your registered representative may discuss asset allocation models with you to assist you in deciding how to allocate your purchase payments among the various subaccounts and/or the fixed account. The models listed below, available on or about June 16, 2008, were designed and prepared by SSgA Funds Management, Inc., a registered investment advisory firm for use by Lincoln Financial Distributors, Inc., (LFD) the principal underwriter of the contracts. LFD provides models to broker dealers who may offer the models to their own clients. The models do not constitute investment advice and you should consult with your broker dealer representative to determine whether you should utilize a model or which model is suitable for you based upon your goals, risk tolerance and time horizon.

Each model invests different percentages of contract value in some or all of the LVIPT subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your contract value (and any additional purchase payments you make) will be allocated among certain subaccounts in accordance with the model's asset allocation strategy. You may not make transfers among the subaccounts. We will deduct any withdrawals you make from the subaccounts in the asset allocation model on a pro rata basis. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.

Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help reduce volatility and boost returns over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably not appropriate for you.

The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.

In order to maintain the model's specified subaccount allocation percentages, you agree to be automatically enrolled in and you thereby authorize us to automatically rebalance your contract value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each allocation. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.


The models are static asset allocation models. This means that that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you desire to change your contract value or purchase payment allocation or percentages to reflect a revised or different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no charge from Lincoln for participating in a model.

Certain living benefit riders may require that you allocate purchase payments in accordance with Investment Requirements that may be satisfied by choosing one of the asset allocation models. Different requirements and/or restrictions may apply under the individual rider. See The Contracts - Investment Requirements.

The following models have been prepared by SSgA Funds Management, Inc., a registered investment advisor. The models are comprised of funds from the LVIP that are offered within your contract. Your registered representative will have more information on the specific investments of each model.
 o The SSgA Conservative Index Model is composed of specified underlying subaccounts representing a target allocation of approximately 40% in three equity subaccounts and 60% in one fixed income subaccount. This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes index funds exclusively.
 o The SSgA Moderate Index Model is composed of specified underlying subaccounts representing a target allocation of approximately 60% in three equity subaccounts and 40% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes index funds exclusively.
 o The SSgA Moderately Aggressive Index Model is composed of specified underlying subaccounts representing a target allocation of approximately
   80% in three equity subaccounts and 20% in one fixed income subaccount.
   This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively.
 o The SSgA Aggressive Index Model is composed of specified underlying subaccounts representing a target allocation of approximately 90% in three equity subaccounts and 10% in one fixed income subaccount. This model seeks long term growth of capital. The model utilizes index funds exclusively.
 o The SSgA Structured Conservative Model is composed of specified underlying subaccounts representing a target allocation of approximately 40% in seven equity subaccounts and 60% in one fixed income subaccount. This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The SSgA Structured Moderate Model is composed of specified underlying subaccounts representing a target allocation of approximately 60% in seven equity subaccounts and 40% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.

 o The SSgA Structured Moderately Aggressive Model is composed of specified underlying subaccounts representing a target allocation of approximately 80% in seven equity subaccounts and 20% fixed one income subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The SSgA Structured Aggressive Model is composed of specified underlying subaccounts representing a target allocation of approximately 90% in seven equity subaccounts and 10% in one fixed income subaccount. This model seeks long term growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.

Franklin Templeton Founding Investment Strategy: Through the Franklin Templeton Founding Investment Strategy you may allocate purchase payments and/or contract values to three underlying funds as listed below. This is not an asset allocation model. Upon selection of this program you agree to be automatically enrolled in portfolio rebalancing and authorize us to automatically rebalance your contract value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each allocation. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.





  o   FTVIPT Franklin Income Securities      34%
  o   FTVIPT Mutual Shares Securities        33%
  o   LVIP Templeton Growth Fund             33%


Death Benefit

The chart below provides a brief overview of how the death benefit proceeds will be distributed, if death occurs prior to i4LIFE (Reg. TM) Advantage elections or to the annuity commencement date. Refer to your contract for the specific provisions applicable upon death.



 UPON DEATH OF:    AND...
contractowner     There is a surviving joint owner
 contractowner     There is no surviving joint owner
contractowner     There is no surviving joint owner
                  and the beneficiary predeceases the
                  contractowner
 annuitant         The contractowner is living
annuitant         The contractowner is living
 annuitant**       The contractowner is a trust or other
                  non-natural person



 UPON DEATH OF:    AND...                                 DEATH BENEFIT PROCEEDS PASS TO:
contractowner     The annuitant is living or deceased    joint owner
 contractowner     The annuitant is living or deceased    designated beneficiary
contractowner     The annuitant is living or deceased    contractowner's estate
 annuitant         There is no contingent annuitant       The youngest contractowner
                                                         becomes the contingent annuitant
                                                         and the contract continues. The
                                                         contractowner may waive* this
                                                         continuation and receive the death
                                                         benefit proceeds.
annuitant         The contingent annuitant is living     contingent annuitant becomes the
                                                         annuitant and the contract continues
 annuitant**       No contingent annuitant allowed        designated beneficiary
                  with non-natural contractowner

* Notification from the contractowner to select the death benefit proceeds must be received within 75 days of the death of the annuitant.

** Death of annuitant is treated like death of the contractowner.


If the contractowner (or a joint owner) or annuitant dies prior to the annuity commencement date, a death benefit may be payable. You can choose the death benefit. Only one death benefit may be in effect at any one time and this election terminates if you elect i4LIFE (Reg. TM) Advantage or any annuitization option. Generally, the more expensive the death benefit the greater the protection.

You should consider the following provisions carefully when designating the beneficiary, annuitant, any contingent annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the death benefit or other amount paid upon a contractowner's or annuitant's death.

You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our Home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

Upon the death of the contractowner, a death benefit will be paid to the beneficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner.

If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alternatively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this death benefit must be received by us within 75 days of the death of the annuitant. The contract terminates when any death benefit is paid due to the death of the annuitant.


Only the contract value as of the valuation date we approve the payment of the death claim is available as a death benefit if a contractowner, joint owner or annuitant was added or changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior contractowner, joint owner or annuitant. If your contract value equals zero, no death benefit will be paid.


Guarantee of Principal Death Benefit. Check with your representative regarding state availability. If you do not select a death benefit, the Guarantee of Principal Death Benefit will apply to your contract. If the Guarantee of Principal Death Benefit is in effect, the death benefit will be equal to the greater of:
 o The current contract value as of the valuation date we approve the payment of the claim; or

 o The sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all purchase payments amount on a dollar for dollar basis. See The Contracts - Lincoln Lifetime IncomeSM Advantage).


For contracts purchased prior to the time a state approves the above Guarantee of Principal Death Benefit calculation, the sum of all purchase payments will be reduced by the sum of all withdrawals.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable.

All references to withdrawals include deductions for applicable withdrawal charges (surrender charges for example) and premium taxes, if any.

Enhanced Guaranteed Minimum Death Benefit (EGMDB).

If the EGMDB is in effect, the death benefit paid will be the greatest of:
 o the current contract value as of the valuation date we approve the payment of the claim; or

 o the sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all purchase payments amount on a dollar for dollar basis. See The Contracts - Lincoln Lifetime IncomeSM Advantage); or

 o the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the contractowner, joint owner or annuitant for whom the death claim is approved for payment. The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the contract value.

For contracts purchased prior to June 2, 2003 (or later, depending on your state) withdrawals will be deducted on a dollar for dollar basis.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.

For contracts purchased after June 2, 2003 (or later in some states), the contractowner may discontinue the EGMDB at any time by completing the Enhanced Guaranteed Minimum Death Benefit Discontinuance form and sending it to our Home office. The benefit will be discontinued as of the valuation date we receive the request, and the Guarantee of Principal Death Benefit will apply. We will deduct the charge for the Guarantee of Principal Death Benefit as of that date. See Charges and Other Deductions.

The EGMDB is not available under contracts issued to a contractowner, or joint owner or annuitant, who is age 80 or older at the time of issuance.

5% Step-Up Death Benefit. This death benefit option is no longer available unless you had elected it prior to January 15, 2003. If the 5% Step-Up death benefit is in effect, the death benefit paid will be the greater of the death benefit under the EGMDB or the accumulation of all purchase payments minus the accumulation of all withdrawals. These purchase payments and withdrawals are accumulated at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased contractowner, joint owner or annuitant will then be increased by purchase payments made on or subsequent to that contract anniversary and decreased by withdrawals on or subsequent to the contract anniversary.

After a contract is issued, the contractowner may discontinue the 5% Step-Up death benefit at any time by completing the Death Benefit Discontinuance form and sending it to us. The benefit will be discontinued as of the valuation date we receive the request, and the death benefit will be the EGMDB. We will stop deducting the charge for the 5% Step-Up as of that date. See Charges and Other Deductions. If you discontinue the benefit, it cannot be reinstated.

All references to withdrawals include deductions for applicable charges and premium taxes, if any.

Estate Enhancement Benefit Rider (EEB Rider). The amount of death benefit payable under this Rider is the greatest of the following amounts:
 o The contract value as of the valuation date we approve the payment of the claim; or

 o The sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value For contracts purchased prior to June 2, 2003 (or later, depending on your state) the sum of all purchase payments will be reduced by the sum of all withdrawals. (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all purchase payments amount on a dollar for dollar basis. See The Contracts - Lincoln Lifetime IncomeSM Advantage); or

 o The highest contract value on any contract anniversary (including the inception date) prior to the 81st birthday of the deceased contractowner, joint owner (if applicable), or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom a death claim is approved for payment. The highest contract value is adjusted for certain transactions. It is increased by purchase payments made on or after that contract anniversary on which the highest contract value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date in the same proportion that withdrawals reduced the contract value For contracts purchased prior to June 2, 2003 (or later, depending on your state) the highest contract value will be reduced by the sum of all withdrawals; or
 o (Only if this Rider is elected in combination with the 5% Step Up death benefit): The accumulation of all purchase payments minus the accumulation of all withdrawals at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased contractowner, joint owner or annuitant will then be increased by purchase payments made on or subsequent to that contract anniversary and decreased by withdrawals on or subsequent to the contract anniversary. This EEB death benefit option is no longer available unless you had elected it prior to January 15, 2003; or
 o The current contract value as of the valuation date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:
  o the contract earnings; or
  o the covered earnings limit.

Note: If there are no contract earnings, there will not be an amount provided under this item.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable.

All references to withdrawals include deductions for applicable charges and premium taxes, if any.

The Enhancement Rate is based on the age of the oldest contractowner, joint owner (if applicable), or annuitant on the date when the Rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB Rider is not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the Rider would become effective.

Contract earnings equal:
 o the contract value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
 o the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); minus
 o each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus
 o the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The covered earnings limit equals 200% of:

 o the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); plus
 o each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the contractowner, joint owner (if applicable) or annuitant; minus
 o the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The EEB Rider may not be available in all states. Please check with your investment representative regarding availability of this rider. Contracts purchased after the Rider becomes available in your state may only elect the Rider at the time of purchase.

The EEB Rider may not be terminated unless you surrender the contract or the contract is in the annuity payout period.

Accumulated Benefit Enhancement (ABE). This is no longer available unless you had elected this death benefit option prior to January 15, 2003. An Accumulated Benefit Enhancement may also be available for non-qualified i4LIFE (Reg. TM) Advantage contracts. See i4LIFE (Reg. TM) Advantage. There is no additional charge for this benefit.

Whenever this ABE Death Benefit is in effect, the death benefit amount will be the greater of the death benefit chosen under the contract and this ABE Death Benefit. Any death benefit will be paid in the manner defined within the contract (see the discussions on Death Benefits Before the Annuity Commencement Date and General Death Benefit Information in the prospectus).

Upon the death of any contractowner, joint owner or annuitant, the ABE Death Benefit will be equal to the sum of all purchase payments made under the new contract, plus the Enhancement Amount minus all withdrawals, including any applicable charges and any premium tax incurred. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount will be used to calculate the ABE Death Benefit.

The Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract's death benefit equal to the lesser of:
 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.

In addition, if the actual cash surrender value received by us is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.

For the ABE Death Benefit to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include:
 o the prior company's periodic customer statement;
 o a statement on the prior company's letterhead;
 o or a printout from the prior company's website.

This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.

If more than one annuity contract is exchanged to us, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount. Under the new contract, upon the death of any contractowner, joint owner or annuitant who was not a contractowner or annuitant on the effective date of the new contract, the ABE Death Benefit will be equal to the contract value under the new contract as of the date the death claim is approved by us for payment (unless the change occurred because of the death of a contractowner, joint owner or annuitant). If any contractowner, joint owner or annuitant is changed due to a death and the new contractowner, joint owner or annuitant is age 76 or older when added to the contract, then the ABE Death Benefit for this new contractowner, joint owner or annuitant will be equal to the contract value as of the date the death claim is approved by us for payment.

The ABE Death Benefit will terminate on the earliest of:
 o the valuation date the selected death benefit option of the contract is changed; or
 o the annuity commencement date.

It is important to realize that even with the ABE Enhancement Amount, your death benefit will in many cases be less than the death benefit from your prior company. This is always true in the first year, when only 75% of the Enhancement Amount is available.


General Death Benefit Information

Only one of these death benefit elections may be in effect at any one time (in addition to ABE), and these elections terminate if you elect i4LIFE (Reg. TM) Advantage.

If there are joint owners, upon the death of the first contractowner, we will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, we will pay a death benefit to the designated beneficiary(s).

If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Should the surviving spouse elect to continue the contract, a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value on the date the surviving spouse elects to continue will be added to the contract value. If the contract is continued in this way the death benefit in effect at the time the beneficiary elected to continue the contract will remain as the death benefit. If the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current contract value (after crediting any death benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving annuitant is 76 or older the EEB Rider with 5% Step-Up death benefit will be reduced to the 5% Step-Up death benefit for an annual charge of 1.55%, and the EEB Rider death benefit will be reduced to the EGMDB death benefit for an annual charge of 1.40%.

The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal Tax Matters.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:
 o If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or
 o If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

If the beneficiary is a minor, court documents appointing the guardian/custodian may be required.

Unless the contractowner has already selected a settlement option, the beneficiary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.

Upon the death of the annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If the death benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an annuity payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

In the case of a death of one of the parties to the annuity contract, if the recipient of the death benefit has elected a lump sum settlement and the contract value is over $10,000, the proceeds will be placed into the interest-bearing account in the recipient's name as the owner of the account. The SecureLine (Reg. TM) account allows the recipient additional time to decide how to manage death benefit proceeds with the balance earning interest from the day the account is opened. SecureLine (Reg. TM) is not a method of deferring taxation.

The SecureLine (Reg. TM) account is a special service that we offer in which the death benefit proceeds are placed into an interest-bearing account. Instead of mailing you (or the recipient of the death proceeds) a check, we will send a checkbook so that you (or the death proceeds recipient) will have access to the account simply by writing a check for all or any part of the proceeds. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account.



Investment Requirements - Option 1

Contractowners who have elected 4LATER (Reg. TM) Advantage, the Lincoln SmartSecurity (Reg. TM) Advantage, or i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit will be subject to the following requirements on variable subaccount investments. You will be subject to different

Investment Requirements if you elect the Lincoln Lifetime IncomeSM Advantage rider. If you do not elect any of these benefits, the Investment Requirements will not apply to your contract.

For 4LATER (Reg. TM) Advantage, Lincoln SmartSecurity (Reg. TM) Advantage, and i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit, we do not intend to enforce these Investment Requirements at this time. We will notify you at least 30 days in advance of when the Investment Requirements will be enforced. Our decision to enforce these requirements will be based on our review of the subaccount investments of the contractowners who have these riders and market conditions.

No more than 35% of your contract value (includes account value if i4LIFE (Reg.
TM) Advantage is in effect) can be invested in the following subaccounts ("Limited Subaccounts"):

o AIM V.I. International Growth Fund
o AllianceBernstein Global Technology Portfolio
o AllianceBernstein International Value Portfolio

o AllianceBernstein Small/Mid Cap Value Portfolio
o American Funds Global Growth Fund
o American Funds Global Small Capitalization Fund
o American Funds International Fund

o Delaware VIP Emerging Markets Series
o Delaware VIP REIT Series
o Delaware VIP Small Cap Value Series
o Delaware VIP Trend Series
o DWS Small Cap Index VIP
o Fidelity (Reg. TM) VIP Overseas Portfolio
o FTVIPT Franklin Small-Mid Cap Growth Securities Fund
o FTVIPT Templeton Growth Securities Fund

o Janus Aspen Mid Cap Growth Portfolio
o Janus Aspen Worldwide Growth Portfolio
o LVIP Baron Growth Opportunities Fund
o LVIP Cohen & Steers Global Real Estate Fund
o LVIP Marsico International Growth Fund
o LVIP Mondrian International Value Fund
o LVIP SSgA Developed International 150 Fund
o LVIP SSgA Emerging Markets 100 Fund
o LVIP SSgA International Index Fund
o LVIP SSgA Small/Mid Cap 200 Fund
o LVIP SSgA Small-Cap Index Fund

o LVIP T. Rowe Price Structured Mid-Cap Growth Fund
o LVIP Templeton Growth Fund

o LVIP Turner Mid-Cap Growth Fund

o Neuberger Berman AMT Mid-Cap Growth Portfolio

All other variable subaccounts will be referred to as "Non-Limited
Subaccounts".

You can select the percentages of contract value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total contract value. On each quarterly anniversary of the effective date of any of these benefits, if the contract value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your contract value so that the contract value in the Limited Subaccounts is 30%.


If rebalancing is required, the contract value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the contract value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no contract value in the Non-Limited Subaccounts at that time, all contract value removed from the Limited Subaccounts will be placed in the LVIP Money Market subaccount.

We may move subaccounts on or off the Limited Subaccount list, change the percentages of contract value allowed in the Limited Subaccounts or change the frequency of the contract value rebalancing, at any time, in our sole discretion, but we will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.


At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements;

2. submit your own reallocation instructions for the contract value in excess of 35% in the Limited Subaccounts; or

3. take no action and be subject to the quarterly rebalancing as described above.



Investment Requirements - Option 2

Contractowners who have elected the Lincoln Lifetime IncomeSM Advantage will be subject to the following Investment Requirements-Option 2 on the investments in their contracts. These Investment Requirements are different from the Investment Requirements-Option 1 that apply to purchases of other optional riders. Contractowners with an active Lincoln Lifetime IncomeSM Advantage who terminate Lincoln Lifetime IncomeSM Advantage to purchase i4LIFE (Reg. TM) Advantage with the Lincoln Lifetime Income (Reg. TM) Advantage Guaranteed Income Benefit are also subject to Investment Requirements-Option 2. We have divided the subaccounts of your contract into two groups. We will specify the minimum or maximum percentages of your contract value that must be in each group at the time you purchase the Rider. In addition, you may allocate your contract value and purchase payments in accordance with certain asset allocation models. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase this Rider. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.

You can select the percentages of contract value to allocate to individual funds within each group, but the total investment for all funds in a group must comply with the specified minimum or maximum percentages for that group.

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your contract value on a periodic basis. On each quarterly anniversary of the effective date of the Rider, we will rebalance your contract value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion, but we will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.

We may change the list of subaccounts in a group, change the number of groups, change the minimum or maximum percentages of contract value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion, but we will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these Riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.

At the time you receive notice of a change to the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements;

2. submit your own reallocation instructions for the contract value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or

3. if you take no action, such changes will apply only to additional deposits or to future transfers of contract value. You will not be required to change allocations to existing subaccounts, but you will not be allowed to add money, by either an additional deposit or a contract transfer, in excess of the new percentage applicable to a fund or fund group.

At this time, the subaccount groups are as follows:





Group 1                                             Group 2
Investments must be at least 25%                    Investments cannot exceed 75%
--------------------------------------------------- --------------------------------------------------------
1. American Century VIP Inflation Protection        All other investment options except as discussed below.
2. Delaware VIP High Yield Series
3. LVIP Delaware Bond Fund
4. Delaware VIP Capital Reserves Series
5. Delaware VIP Diversified Series
6. FTVIPT Templeton Global Income Securities Fund
7. LVIP SSgA Bond Index Fund



To satisfy the Investment Requirements for the Lincoln Lifetime Income (Reg.
TM) Advantage, you may allocate 100% of your contract value to or among the MFS VIT Total Return Fund, the FTVIPT Franklin Income Securities Fund, or the LVIP Wilshire Profile Funds that are available in your contract except not more than 75% can be allocated to the LVIP Wilshire Aggressive Profile Fund. If you allocate less than 100% to these funds, then these funds will be considered as part of Group 2 above and you will be subject to the Group 2 restrictions. In addition, you can allocate 100% of your contract value to the Founding Investment Strategy (FTVIPT Franklin Income Securities Fund 34%, LVIP Templeton Growth Fund 33% and FTVIPT Mutual Shares Securities Fund 33%). The LVIP SSgA Emerging Markets 100 Fund and the fixed accounts (except for dollar cost averaging) are not available with Lincoln Lifetime Income (Reg. TM) Advantage.

To satisfy the Investment Requirements of Lincoln Lifetime Income (Reg. TM) Advantage, contract value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. On or about June 16, 2008, 100% of the contract value can be allocated to one of the following models: SSgA Structured Conservative Model, SSgA Structured Moderate Model, SSgA Structured Moderately Aggressive Model, SSgA Conservative Index Model, SSgA Moderate Index Model and SSgA Moderately Aggressive Index Model.

As discussed in the Lincoln Lifetime IncomeSM Advantage Plus section, if you purchase the Lincoln Lifetime IncomeSM Advantage Plus rider, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your contract value to the LVIP Wilshire Moderate Profile Fund, the LVIP Wilshire Conservative Profile Fund (both are funds of funds) or the FTVIPT Franklin Income Securities Fund. On or about June 16, 2008, you may also allocate 100% of your contract value to one of the following models: SSgA Structured Conservative Model, SSgA Structured Moderate Model, SSgA Conservative Index Model and SSgA Moderate Index Model.


Lincoln Lifetime IncomeSM Advantage

The Lincoln Lifetime IncomeSM Advantage is a Rider that is available for purchase with your variable annuity contract if the purchase payment or contract value (if purchased after the contract is issued) is at least $50,000. This Rider provides minimum, guaranteed, periodic withdrawals for your life as contract owner/annuitant (Single Life Option) or for the lives of you as contract owner/annuitant and your spouse as joint owner or primary beneficiary (Joint Life Option) regardless of the investment performance of the contract, provided that certain conditions are met. A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract but, is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial purchase payment (or contract value if elected after contract issue) increased by subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and the Step-up to 200% of the initial Guaranteed Amount and decreased by withdrawals in accordance with the provisions set forth below. No additional purchase payments are allowed if the contract value decreases to zero for any reason.

This Rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. With the Single Life option, you may receive Maximum Annual Withdrawal amounts for your lifetime. If you purchase the Joint Life option, Maximum Annual Withdrawal amounts for the lifetimes of you and your spouse will be available. Withdrawals in excess of the Maximum Annual Withdrawal amount and any withdrawals prior to age 591/2 (for the Single Life Option) or age 65 (for the Joint Life Option) may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement, the 200% Step-up and the Lincoln Lifetime IncomeSM Advantage Plus. These options are discussed below in detail.

An additional option, available for purchase with your Lincoln Lifetime IncomeSM Advantage provides that on the seventh Benefit Year anniversary, provided you have not made any withdrawals, you may choose to cancel your Lincoln Lifetime IncomeSM Advantage rider and receive an increase in your contract value of an amount equal to the excess of your initial Guaranteed Amount (and purchase payments made within 90 days of rider election) over your contract value. This option is called Lincoln Lifetime IncomeSM Advantage Plus and is discussed in detail below. You may consider purchasing this option if you want to guarantee at least a return of your initial purchase payment after 7 years. Lincoln Lifetime IncomeSM Advantage Plus must be purchased with the Lincoln Lifetime IncomeSM Advantage.

By purchasing the Lincoln Lifetime IncomeSM Advantage Rider, you will be limited in how you can invest in the subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts - Investment Requirements - Option 2. If you purchase the Lincoln Lifetime IncomeSM Advantage Plus option, your only investment options until the seventh Benefit Year anniversary are the following: the LVIP Wilshire Moderate Profile Fund, the LVIP Wilshire Conservative Profile Fund, both funds of funds, the FTVIPT Franklin Income Securities Fund or one of the following models: SSgA Structured Conservative Model, SSgA Structured Moderate Model, SSgA Conservative Index Model and SSgA Moderate Index Model.

Lincoln Life offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your contract value and may provide certain guarantees. These riders are fully discussed in this prospectus. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. Information about the relationship between Lincoln Lifetime IncomeSM Advantage and these other riders is included later in this prospectus. Not all riders will be available at all times.

We have designed the rider to protect you from outliving your contract value. If the rider terminates or you (or your spouse, if applicable) die before your contract value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your contract value will be reduced to zero before your (or your spouse's) death. Accordingly, a significant risk against which the rider protects, i.e., that your contract value will be reduced to zero (due to poor market performance or charges) while you are still alive, may be minimal.

If the Rider is elected at contract issue, then the Rider will be effective on the contract's effective date. If the Rider is elected after the contract is issued (by sending a written request to our Home Office), the Rider will be effective on the next valuation date following approval by us. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage with any other living benefit rider.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that.

Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this Rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a death benefit. The initial Guaranteed Amount varies based on when you elect the Rider. If you elect the Rider at the time you purchase the contract, the initial Guaranteed Amount will equal your initial purchase payment. If you elect the Rider after we issue the contract, the initial Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $10,000,000. This maximum takes into consideration the total Guaranteed Amounts from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if Joint Life Option) are the covered lives under either the Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity (Reg. TM) Advantage.

Additional purchase payments automatically increase the Guaranteed Amount by the amount of the purchase payment (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional purchase payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the Rider effective date, each time a purchase payment is made after the cumulative purchase payments equal or exceed $100,000, the charge for your Rider may change on the next Benefit Year anniversary. The charge will be the current charge in effect on that next Benefit Year Anniversary, for new purchases of the Rider. The charge will never exceed the guaranteed maximum annual charge. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge in this prospectus. Additional purchase payments will not be allowed if the contract value decreases to zero for any reason including market loss.

The following example demonstrates the impact of additional purchase payments on the Lincoln Lifetime IncomeSM Advantage charge:





         Initial purchase payment                   $100,000
         Additional purchase payment in Year 2      $ 95,000   No change to charge
         Additional purchase payment in Year 3      $ 75,000   Charge will be the current charge
         Additional purchase payment in Year 4      $ 25,000   Charge will be the current charge



Each withdrawal reduces the Guaranteed Amount as discussed below.

Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount. In addition, the percentage charge may change when cumulative purchase payments exceed $100,000 and also when Automatic Annual Step-ups occur as discussed below. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus purchase payments received in that year, will be increased by 5% if the contract owner/annuitant (as well as the spouse if the Joint Life option is in effect) are under age 86. Additional purchase payments must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that purchase payment. Any purchase payments made within the first 90 days after the effective date of the Rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.


Note: The 5% Enhancement is not available in any year there is a withdrawal from contract value including a Maximum Annual Withdrawal Amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.

The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount:

Initial purchase payment = $100,000; Guaranteed Amount = $100,000

Additional purchase payment on day 30 = $15,000; Guaranteed Amount = $115,000

Additional purchase payment on day 95 = $10,000; Guaranteed Amount = $125,000

On the first Benefit Year Anniversary, the Guaranteed Amount is $130,750 ($115,000 times 1.05%=$120,750 plus $10,000). The $10,000 purchase payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year Anniversary.

The 5% Enhancement will be in effect for 15 years from the effective date of the Rider. The 5% Enhancement will cease upon the death of the contract owner/annuitant or upon the death of the survivor of the contractowner or spouse (if Joint Life option is in effect) or when the oldest of these individuals reaches age 86. A new 15-year period will begin each time an Automatic Annual Step-up to the contract value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10,000,000.

Any withdrawal from the contract value limits the 5% Enhancement as follows:

   a. The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the Rider is within the 15-year period as long as the contract owner/ annuitant (Single Life Option) is 591/2or older or the contractowner and spouse (Joint Life Option) are age 65 or older.

   b. If the contractowner/annuitant (Single Life Option) is under age 591/2 or the contractowner or spouse (Joint Life Option) is under age 65, and a withdrawal is made from the contract, the 5% Enhancement will not occur again until an Automatic Annual Step-Up to the contract value (as described below) occurs.

An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.

If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your percentage charge for the Rider will not change. However, the amount you pay for the Rider will increase since the charge for the Rider is based on the Guaranteed Amount. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary if:

   a. the contractowner/annuitant (Single Life Option), or the contractowner and spouse (Joint Life option) are both still living and under age 86; and


   b. the contract value on that Benefit Year anniversary is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% Step-up (if any, as described below).

Each time the Guaranteed Amount is stepped up to the current contract value as described above, your percentage charge for the Rider will be the current charge for the Rider, not to exceed the guaranteed maximum charge. Therefore, your percentage charge for this Rider could increase every Benefit Year anniversary. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

If your percentage rider charge is increased upon an Automatic Annual Step-up, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the Rider to change. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. If you decline the Automatic Annual Step-up, you will receive the 200% Step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 15-year period for 5% Enhancements will not begin. You may not decline the Automatic Annual Step-up, if applicable, if your additional purchase payments would cause your charge to increase. See the earlier Guaranteed Amount section.

Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional purchase payments and issue age above 591/2(Single Life) or 65 (Joint Life):





                                                                             Potential for   Length of 5%
                                                                Guaranteed     Charge to     Enhancement
                                               Contract Value     Amount         Change         Period
                                              ---------------- ------------ --------------- -------------
         Initial Purchase Payment $50,000....      $50,000        $50,000         No             15
         1st Benefit Year Anniversary .......      $54,000        $54,000        Yes             15
         2nd Benefit Year Anniversary .......      $53,900        $56,700         No             14
         3rd Benefit Year Anniversary .......      $57,000        $59,535         No             13
         4th Benefit Year Anniversary .......      $64,000        $64,000        Yes             15



On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Guaranteed Amount to the contract value of $54,000 since the increase in the contract value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700=$2,835). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the contract value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535).

An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.

Step-up to 200% of the initial Guaranteed Amount. On the Benefit Year anniversary after you (Single Life) or the younger of you and your spouse (Joint Life) reach age 70, or the rider has been in effect for 10 years, whichever event is later, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any purchase payments made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% Step-up applies.) This Step-up will not occur if:

     1) any withdrawal was made prior to age 591/2 (Single Life) or age 65 (Joint Life);

     2) An Excess Withdrawal (defined below) has occurred; or

   3) Cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus purchase payments within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).

   For example, assume the initial Guaranteed Amount is $200,000. A $10,000 Maximum Annual Withdrawal was made at age 65 and at age 66. If one more $10,000 Maximum Annual Withdrawal was made at age 67, the Step-up would not be available since withdrawals cannot exceed $20,000 (10% of $200,000).

This Step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus purchase payments within 90 days of rider election). Required minimum distributions from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amounts section below.

This Step-up will not cause a change to the percentage charge for your rider. However, the amount you pay for the rider will increase since the charge is based on the Guaranteed Amount. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

The following example demonstrates the impact of this Step-up on the Guaranteed
Amount:

Initial purchase payment at age 60 = $200,000; Guaranteed Amount =$200,000; Maximum Annual Withdrawal amount = $10,000.

After 10 years, at age 70, the Guaranteed Amount is $272,339 (after applicable 5% Enhancements and two $10,000 Maximum Annual Withdrawal Amounts) and the contract value is $250,000. Since the Guaranteed Amount is less than $360,000 ($200,000 initial Guaranteed Amount reduced by the two $10,000 withdrawals times 200%), the Guaranteed Amount is increased to $360,000.

The 200% Step-up cannot increase the Guaranteed Amount beyond the Maximum Guaranteed Amount of $10,000,000.

Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your (contractowner) lifetime (Single Life Option) or the lifetimes of you and your spouse (Joint Life Option)as long as you are at least age 591/2 (Single Life Option) or you and your spouse are both at least age 65 (Joint Life Option) and your Maximum Annual Withdrawal amount is greater than zero.

On the effective date of the Rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.

If your contract value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue automatically for your life (and your spouse if applicable) under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.

Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year and the Lincoln Lifetime IncomeSM Advantage Plus is not available (see below). Withdrawals may also negatively impact the 200% Step-up (see above).

The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your contract value.

The Maximum Annual Withdrawal amount will be doubled, called the Nursing Home Enhancement, during a Benefit Year when the contractowner/annuitant is age 591/2 or older or the contractowner and spouse (Joint Life option), are both age 65 or older, and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 36 months or more after the effective date of the Rider, the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Maximum Annual Withdrawal amount will be reduced by 50% starting after the next Benefit Year anniversary.

The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician;

an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility.

The remaining references to the 5% Maximum Annual Withdrawal amount also include the Nursing Home Enhancement Maximum Annual Withdrawal amount.

The Maximum Annual Withdrawal amount is increased by 5% of any additional purchase payments. For example, if the Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional purchase payment of $10,000 is made, the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000).

5% Enhancements, Automatic Annual Step-ups and the 200% Step-up will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:

   a. the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% Step-up; or

     b. 5% of the Guaranteed Amount on the Benefit Year anniversary.

See the chart below for examples of the recalculation.

The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity (Reg. TM) Advantage under all Lincoln Life contracts (or contracts issued by our affiliates) applicable to you (or your spouse if Joint Life Option) can never exceed 5% of the maximum Guaranteed Amount.

Withdrawals after age 591/2 (Single Life Option) or age 65 (Joint Life Option). If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) after age 591/2 (Single Life) or age 65 (Joint Life) are within the Maximum Annual Withdrawal amount, then:

     1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

     2. the Maximum Annual Withdrawal amount will remain the same.

The impact of withdrawals prior to age 591/2 or age 65 will be discussed later in this section. The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional purchase payments and the contractowner (Single Life) is older than 591/2 and the contractowner and spouse (Joint Life) are both older than 65):





                                                                Guaranteed    Maximum Annual
                                               Contract Value     Amount     Withdrawal Amount
                                              ---------------- ------------ ------------------
         Initial Purchase Payment $50,000....      $50,000        $50,000         $2,500
         1st Benefit Year Anniversary .......      $54,000        $54,000         $2,700
         2nd Benefit Year Anniversary .......      $51,000        $51,300         $2,700
         3rd Benefit Year Anniversary .......      $57,000        $57,000         $2,850
         4th Benefit Year Anniversary .......      $64,000        $64,000         $3,200



The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (1st, 3rd and 4th anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.

Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges. Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic monthly or quarterly installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:

     1. Lincoln's monthly or quarterly automatic withdrawal service is used to calculate and pay the RMD;

     2. The RMD calculation must be based only on the value in this contract;
   and

     3. No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph).

If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal Amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).

Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of contract value that exceed purchase payments are taxed as ordinary income. See Federal Tax Matters.

Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:

   1. The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the contract value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.

   2. The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the pro rata reduction for the Excess Withdrawal); and

     3. The 200% Step-up will never occur.

The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,182 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal amount = $5,000 (5% of the initial Guaranteed Amount of $100,000)

After a $12,000 Withdrawal ($5,000 is within the Maximum Annual Withdrawal amount, $7,000 is the Excess Withdrawal):

The contract value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,000:

Contract Value = $55,000
Guaranteed Amount = $80,000

The contract value is reduced by the $7,000 Excess Withdrawal and the Guaranteed Amount is reduced by 12.72%, the same proportion that the Excess Withdrawal reduced the $55,000 contract value ($7,000 \d $55,000)

Contract value = $48,000

Guaranteed Amount = $69,818 ($80,000 X 12.72% = $10,181; $80,000 - $10,181 =
$69,818)
Maximum Annual Withdrawal amount = $3,491.00 (5% of $69,818)

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.

Excess Withdrawals will be subject to surrender charges unless one of the waiver of surrender charge provisions set forth in your prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $5,000 Maximum Annual Withdrawal amount is not subject to surrender charges; the $7,000 Excess Withdrawal may be subject to surrender charges. See Charges and Other Deductions - Surrender Charges.

Withdrawals before age 591/2/65. If any withdrawal is made prior to the time the contractowner, is age 591/2 (Single Life) or the contractowner and spouse (Joint Life) are both age 65, including withdrawals equal to Maximum Annual Withdrawal amounts, the following will occur:

   1. The Guaranteed Amount will be reduced in the same proportion that the entire withdrawal reduced the contract value (this means that the reduction in the Guaranteed amount could be more than a dollar-for-dollar reduction);

     2. The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount;

   3. The 5% Enhancement to the Guaranteed Amount is not available until after an Automatic Annual Step-up to the contract value occurs. This Automatic Annual Step-up will not occur until the contract value exceeds the Guaranteed Amount on a Benefit Year anniversary.See the 5% Enhancement section above), and

     4. The 200% Step-up will never occur.

The following is an example of the impact of a withdrawal prior to age 591/2 for single or age 65 for joint:
 o $100,000 purchase payment
 o $100,000 Guaranteed Amount
 o A 10% market decline results in a contract value of $90,000
 o $5,000 Maximum Annual Withdrawal amount

If a $5,000 withdrawal is made before age 591/2, the Guaranteed Amount will be $94,444 ($100,000 reduced by 5.56% ($5,000/
$90,000) and the new Maximum Annual Withdrawal amount is $4,722 (5% times $94,444). Surrender charges will apply unless one of the waiver of surrender charge provisions is applicable. See Charges and Other Deductions - Surrender Charges.

In a declining market, withdrawals prior to age 591/2 (or 65 if Joint Life) may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.

Lincoln Lifetime IncomeSM Advantage Plus. If you have purchased Lincoln Lifetime IncomeSM Advantage Plus, ("Plus Option"), on the seventh Benefit Year anniversary, you may elect to receive an increase in your contract value equal to the excess of your initial Guaranteed Amount, (plus any purchase payments made within 90 days of the rider effective date) over your current contract value. Making this election will terminate the Plus Option as well as the Lincoln Lifetime IncomeSM Advantage and the total charge for this rider and you will have no further rights to Maximum Annual Withdrawal amounts or any other benefits under this rider. You have 30 days after the seventh Benefit Year anniversary to make this election, but you will receive no more than the difference between the contract value and the initial Guaranteed Amount (plus any purchase payments within 90 days of the rider effective date) on the seventh Benefit Year anniversary. If you choose to surrender your contract at this time, any applicable surrender charges will apply.

You may not elect to receive an increase in contract value if any withdrawal is made, including Maximum Annual Withdrawal amounts or required minimum distributions, prior to the seventh Benefit Year anniversary. If you make a withdrawal prior to the seventh Benefit Year anniversary, the charge for this Plus Option (in addition to the Lincoln Lifetime IncomeSM Advantage charge) will continue until the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed from your contract and the charge for your Lincoln Lifetime IncomeSM Advantage will continue.

If you do not elect to exercise the Plus Option, after the seventh Benefit Year anniversary, your Lincoln Lifetime IncomeSM Advantage and its charge will continue and the Plus Option 0.15% charge will be removed from your contract.

The following example illustrates the Plus Option upon the seventh Benefit Year anniversary:

Initial purchase payment of $100,000; Initial Guaranteed Amount of $100,000.

On the seventh Benefit Year anniversary, if the current contract value is $90,000; the contractowner may choose to have $10,000 placed in the contract and the Plus Option (including the right to continue the Lincoln Lifetime IncomeSM Advantage) will terminate at that time.

If you decide to purchase the Plus Option, your only investment options until the seventh Benefit Year anniversary are the: LVIP Wilshire Moderate Profile Fund, the LVIP Wilshire Conservative Profile Fund, both funds of funds, the FTVIPT Franklin Income Securities Fund or one of the following models: SSgA Structured Conservative Model, SSgA Structured Moderate Model, SSgA Conservative Index Model and SSgA Moderate Index Model. You may not transfer contract value out of these funds to any other funds before the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, you may invest in other subaccounts in your contract, subject to the Investment Requirements.

Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal Amount, because you have reached the Maturity Date of the Contract, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.

The Maximum Annual Withdrawal Amount Annuity Payment Option is a fixed annuitization in which the contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE (Reg. TM) Advantage, which are based on your contract value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount (including the Nursing Home Enhancement if you qualify) for your life or the life of you and your spouse for the Joint Life option.

If the contract value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.

If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, you may be eligible for a final payment upon death of the Single Life or surviving Joint Life. To be eligible the death benefit option in effect immediately prior to the Maximum Annual Withdrawal Amount Annuity Payout Option must not be the Account Value Death Benefit.

The final payment is equal to the sum of all purchase payments, decreased by withdrawals in the same proportion as the withdrawals reduce the contract value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the purchase payments dollar for dollar. If your death benefit option in effect immediately prior to the Maximum Annual Withdrawal Amount Annuity Payout Option provided for deduction for withdrawals on a dollar for dollar basis, then any withdrawals that occurred prior to the election of the Lincoln Lifetime Income (Reg. TM) Advantage will reduce the sum of all purchase payments on a dollar for dollar basis.

Death Prior to the Annuity Commencement Date. The Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount or any other death benefit upon death of the contractowners or annuitant. At the time of death, if the contract value equals zero, no death benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of the Lincoln Lifetime IncomeSM Advantage does not impact the death benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the Single Life, the Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). The Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect. If the beneficiary elects to continue the contract after the death of the Single Life (through a separate provision of the contract), the beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage Rider if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Guaranteed Amount.

Upon the first death under the Joint Life option, the lifetime payout of the Maximum Annual Withdrawal amount will continue for the life of the surviving spouse. The 5% Enhancement, 200% Step-up, Lincoln Lifetime IncomeSM Advantage Plus and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, the Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). The Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.

As an alternative, after the first death, the surviving spouse may choose to terminate the Joint Life option and purchase a new Single Life option, if available, under the terms and charge in effect at the time for a new purchase. The surviving spouse must be under age 65. In deciding whether to make this change, the surviving spouse should consider: 1) if the change will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the Single Life Rider option for new issues will provide an earlier age (591/2) to receive Maximum Annual Withdrawal amounts.

Impact of Divorce on Joint Life Option. In the event of a divorce, the contractowner may terminate the Joint Life Option and purchase a Single Life Option, if available, (if the contractowner is under age 65) at the current Rider charge and the terms in effect for new sales of the Single Life Option.

After a divorce, the contractowner may keep the Joint Life Option to have the opportunity to receive lifetime payouts for the lives of the contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the Rider up to and including the date the new spouse is added to the Rider.

General Provisions.

Termination. After the seventh anniversary of the effective date of the Rider, the contractowner may terminate the Rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
 o Upon exercise of the Lincoln Lifetime IncomeSM Advantage Plus option to receive an increase in the contract value equal to the excess of your initial Guaranteed Amount over the contract value;
 o on the annuity commencement date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
 o if the contractowner or annuitant is changed (except if the surviving spouse under the Joint Life option assumes ownership of the contract upon death of the contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
 o upon the death under the Single Life option or the death of the surviving spouse under the Joint Life option;
 o when the Maximum Annual Withdrawal amount is reduced to zero; or
 o upon termination of the underlying annuity contract.

The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.

If you terminate the Rider, you must wait one year before you can re-elect any Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity (Reg. TM) Advantage, 4LATER (Reg. TM) Advantage or any other living benefits we may offer in the future. The one-year wait does not apply to the election of a new rider after the exercise (and resulting termination) of the Lincoln Lifetime IncomeSM Advantage Plus.

Compare to Lincoln SmartSecurity (Reg. TM) Advantage. If a contractowner is interested in purchasing a rider that provides guaranteed minimum withdrawals, the following factors should be considered when comparing Lincoln Lifetime IncomeSM Advantage and the Lincoln SmartSecurity (Reg. TM) Advantage (only one of these riders can be added to a contract at any one time): the Lincoln Lifetime IncomeSM Advantage has the opportunity to provide a higher Guaranteed Amount because of the 5% Enhancement, Automatic Annual Step-up or 200% Step-up and this benefit also provides the potential for lifetime withdrawals from an earlier age for the Single Life Option only (59 1/2 rather than age 65 with the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-Up). However, the percentage charge for the Lincoln Lifetime IncomeSM Advantage is higher for the Single Life (lower for the Joint Life) and has the potential to increase on every Benefit Year Anniversary if the increase in contract value exceeds the 5% Enhancement. Another factor to consider is that immediate withdrawals from your contract, under the Lincoln Lifetime IncomeSM Advantage, will adversely impact the 5% Enhancement and 200% Step-up. In addition, if the withdrawal is made before age 591/2 (Single Life) or age 65 (Joint Life), the 5% Enhancement is further limited and the 200% Step-up is not available. The Lincoln SmartSecurity (Reg. TM) Advantage provides that Maximum Annual Withdrawal amounts can continue to a beneficiary to the extent of any remaining Guaranteed Amount while the Lincoln Lifetime IncomeSM Advantage does not offer this feature. The Investment Requirements and Termination provisions are different between these two riders.



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i4LIFE (Reg. TM) Advantage Option. i4LIFE (Reg. TM) Advantage is an income program, available for purchase at an additional charge, that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a death benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for purchase at the time you elect i4LIFE (Reg. TM) Advantage. Depending on a person's age and the selected length of the Access Period, i4LIFE (Reg. TM) Advantage may provide a higher payout than the Maximum Annual Withdrawal amounts under Lincoln Lifetime IncomeSM Advantage. You cannot have both i4LIFE (Reg. TM)Advantage and Lincoln Lifetime IncomeSM Advantage in effect on your contract at the same time.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage may decide to drop Lincoln Lifetime IncomeSM Advantage and purchase i4LIFE (Reg. TM) Advantage if i4LIFE (Reg. TM) Advantage will provide a higher payout amount. If this decision is made, the contractowner can use any remaining Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Lincoln Lifetime Income (Reg. TM) Advantage Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage at the terms in effect for owners of the Lincoln Lifetime Income (Reg. TM) Advantage rider. i4LIFE (Reg. TM) Advantage with the Lincoln Lifetime Income (Reg. TM) Advantage Guaranteed Income Benefit must be elected before the Annuity Commencement Date and by age 99 for nonqualified contracts or age 85 for qualified contracts. See i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit sections of your prospectus. The charges for these benefits will be the current charges in effect for the i4LIFE (Reg. TM) Advantage and Lincoln Lifetime Income (Reg. TM) Advantage Guaranteed Income Benefit at the time of election of these benefits. If you use your Lincoln Lifetime Income (Reg. TM) Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit in effect for at least 3 years. In addition, Option 2 of the Investment Requirements applicable to Lincoln Lifetime IncomeSM Advantage will also apply to i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit

Below is an example of how the Guaranteed Amount from the Lincoln Lifetime IncomeSM Advantage is used to establish the Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage.

Prior to i4LIFE (Reg. TM) Advantage election:

Contract Value = $100,000

Guaranteed Amount = $100,000

After i4LIFE (Reg. TM)Advantage election:

Regular Income Payment = $6,700 per year = Contract Value divided by the i4LIFE (Reg. TM) Advantage annuity factor

Guaranteed Income Benefit = $5,020 per year = Guaranteed Amount divided by Guaranteed Income Benefit Table factor applicable to owners of the Lincoln Lifetime Income (Reg. TM) Advantage rider.

Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The death benefit calculation for certain death benefit options in effect prior to the annuity commencement date may change for contractowners with an active Lincoln Lifetime IncomeSM Advantage. Certain death benefit options provide that all withdrawals reduce the death benefit in the same proportion that the withdrawals reduce the contract value. If you elect the Lincoln Lifetime IncomeSM Advantage, withdrawals less than or equal to the Maximum Annual Withdrawal amount, after age 591/2 for the Single Life Option or age 65 for Joint Life Option, will reduce the sum of all purchase payments option of the death benefit on a dollar for dollar basis. This applies to the Guarantee of Principal Death Benefit, and only the sum of all purchase payments alternative of the Enhanced Guaranteed Minimum Death Benefit or the Estate Enhancement Benefit, whichever is in effect. See Death Benefits in your prospectus. Any Excess Withdrawals and all withdrawals prior to age 591/2 for Single Life or age 65 for Joint Life will reduce the sum of all purchase payments in the same proportion that the withdrawals reduced the contract value under any death benefit option in which proportionate withdrawals are in effect. This change has no impact on death benefit options in which all withdrawals reduce the death benefit calculation on a dollar for dollar basis. The terms of your contract will describe which method is in effect for your contract.

The following example demonstrates how a withdrawal will reduce the death benefit if both the Enhanced Guaranteed Minimum Death Benefit (EGMDB) and the Lincoln Lifetime IncomeSM Advantage are in effect when the contractowner dies. Note that this calculation applies only to the sum of all purchase payments calculation and not for purposes of reducing the highest anniversary contract value under the EGMDB:

Contract value before withdrawal $80,000

Maximum Annual Withdrawal Amount $ 5,000

Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:

     a) Contract value $80,000

     b) Sum of purchase payments $100,000

     c) Highest anniversary contract value $150,000

Withdrawal of $9,000 will impact the death benefit calculations as follows:

     a) $80,000 - $9,000 = $71,000 (Reduction $9,000)

     b) $100,000 - $5,000 = $95,000 (dollar for dollar reduction of Maximum Annual Withdrawal amount)
     $95,000 - $5,067 = $89,933 [$95,000 times ($4,000/$75,000) = $5,067] Pro rata reduction of Excess Withdrawal. Total reduction = $10,067.

   c) $150,000 - $16,875 = $133,125 [$150,000 times $9,000/$80,000 = $16,875]
     The entire $9,000 withdrawal reduces the death benefit option pro rata. Total reduction = $16,875.

Item c) provides the largest death benefit of $133,125.

Availability.

The Lincoln Lifetime IncomeSM Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts, for existing contractowners, on or about May 19, 2008. The contractowner/annuitant as well as the spouse under the Joint Life option must be under age 86 at the time this Rider is elected. You cannot elect the Rider on or after the purchase of i4LIFE (Reg. TM) Advantage or on or after the Annuity Commencement Date and must wait at least 12 months after terminating 4LATER (Reg. TM) Advantage, Lincoln SmartSecurity (Reg. TM) Advantage or any other living benefits we may offer in the future. The 12 month wait will be waived until the later of July 31, 2008 or 60 days after the Lincoln Lifetime IncomeSM Advantage is available for sale in your state. If you decide to drop a rider to add Lincoln Lifetime IncomeSM Advantage, your Guaranteed Amount will equal the current contract value on the effective date of the change. Before you make this change, you should consider that no guarantees or fee waiver provisions carry over from the previous rider. The Lincoln Lifetime IncomeSM Advantage terminates after the death of a covered life and the Guaranteed Amount is not available to a benefiicary. You will be subject to additional Investment Requirements. See the comparison to Lincoln SmartSecurity (Reg. TM) Advantage for other factors to consider before making a change.

There is no guarantee that the Lincoln Lifetime IncomeSM Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. The availability of this Rider will depend upon your state's approval of this Rider. In addition, certain features of the Rider may not be available in some states. Check with your investment representative regarding availability.


Lincoln SmartSecurity (Reg. TM) Advantage


The Lincoln SmartSecurity (Reg. TM) Advantage is a Rider that is available for purchase with your variable annuity contract. This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial purchase payment (or contract value if elected after contract issue) adjusted for subsequent purchase payments, step-ups and withdrawals in accordance with the provisions set forth below. Two different options are available to step-up the Guaranteed Amount to a higher level (the contract value at the time of the step-up). You must choose one of these two options:

     Lincoln SmartSecurity (Reg. TM) Advantage -  5 Year Elective Step-up or

     Lincoln SmartSecurity (Reg. TM) Advantage -  1 Year Automatic Step-up

when you purchase the benefit. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up, the contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value, if higher, on each Benefit Year anniversary through the 10th anniversary. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, the contractowner can also initiate additional ten-year periods of automatic step-ups.

You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up Single Life or Joint Life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse (when available in your state). These options are discussed below in detail.


By purchasing this Rider, you may be limited in how much you can invest in certain subaccounts. See The Contracts - Investment Requirements. We offer other optional riders available for purchase with its variable annuity contracts. These riders, which are fully discussed in this prospectus, provide different methods to take income from your contract value and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. In particular, before you elect the Lincoln SmartSecurity (Reg. TM) Advantage, you may want to compare it to Lincoln Lifetime IncomeSM Advantage, which provides minimum guaranteed, periodic withdrawals for life. See The Contracts - Lincoln Lifetime IncomeSM Advantage - Compare to Lincoln SmartSecurity (Reg. TM) Advantage.


If the benefit is elected at contract issue, then the Rider will be effective on the contract's effective date. If the benefit is elected after the contract is issued (by sending a written request to our Home office), the Rider will be effective on the next valuation date following approval by us.


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

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that. If the contractowner elects to step-up the Guaranteed Amount (this does not include automatic annual step-ups within a ten-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next valuation date after notice of the step-up is approved by us.


Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this Rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a death benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elect the benefit at the time you purchase the contract, the Guaranteed Amount will equal your initial purchase payment. If you elect the benefit after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option. This maximum takes into consideration the combined Guaranteed Amount of all Lincoln Life contracts (or contracts issued by our affiliates) owned by you (or on which you or your spouse if joint owner are the annuitant) under either the Lincoln SmartSecuritySM Advantage or the Lincoln Lifetime IncomeSM Advantage.

Additional purchase payments automatically increase the Guaranteed Amount by the amount of the purchase payment (not to exceed the maximum); for example, a $10,000 additional purchase payment will increase the Guaranteed Amount by $10,000. For the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option we may restrict purchase payments to your annuity contract in the future. We will notify you if we restrict additional purchase payments. For the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, we will allow purchase payments into your annuity contract after the first anniversary of the Rider effective date if the cumulative additional purchase payments exceed $100,000 only with prior Home Office approval. Additional purchase payments will not be allowed if the contract value is zero.



Each withdrawal reduces the Guaranteed Amount as discussed below.

Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments and step-ups are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.

Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary up to and including the tenth Benefit Year if:

a. the contractowner or joint owner is still living; and


b. the contract value as of the valuation date, after the deduction of any withdrawals (including surrender charges and interest adjustments), the Rider charge and account fee plus any purchase payments made on that date is greater than the Guaranteed Amount immediately preceding the valuation date.


After the tenth Benefit Year anniversary, you may initiate another ten-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:

a. each contractowner and annuitant is under age 81; and

b. the contractowner or joint owner is still living.

If you choose, we will administer this election for you automatically, so that a new ten-year period of step-ups will begin at the end of each prior ten-year step-up period.

Following is an example of how the step-ups work in the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, (assuming no withdrawals or additional purchase payments):



                                             Contract Value   Guaranteed Amount
         o Initial Deposit $50,000               $50,000     $50,000
         o 1st Benefit Year Anniversary          $54,000     $54,000
         o 2nd Benefit Year Anniversary          $53,900     $54,000
         o 3rd Benefit Year Anniversary          $57,000     $57,000

Annual step-ups, if the conditions are met, will continue until (and including) the 10th Benefit Year Anniversary. If you had elected to have the next ten-year period of step-ups begin automatically after the prior ten-year period, annual step-ups, if conditions are met, will continue beginning on the 11th Benefit Year Anniversary.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, after the fifth anniversary of the Rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the contract value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.

Under both the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up and the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up options, contractowner elected step-ups (other than automatic step-ups) will be effective on the next valuation date after we receive your request and a new Benefit Year will begin. Purchase payments and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.

A contractowner elected step-up (including contractowner step-ups that we administer for you to begin a new ten-year step-up period) may cause a change in the percentage charge for this benefit. There is no change in the percentage charge when automatic, annual step-ups occur during a ten-year period. See Charges and Other Deductions - Rider Charges - Lincoln SmartSecurity (Reg. TM) Advantage Charge.

Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero.

On the effective date of the Rider, the Maximum Annual Withdrawal amount is:
 o 7% of the Guaranteed Amount under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and
 o 5% of the Guaranteed Amount under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option.

If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional purchase payments. For example, if the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional purchase payment of $10,000 is made, the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal amount to the greater of:

a. the Maximum Annual Withdrawal amount immediately prior to the step-up; or

b. 7% or 5% (depending on your option) of the new (stepped-up) Guaranteed
Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:

1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

2. the Maximum Annual Withdrawal amount will remain the same.

Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges or the interest adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts - Fixed Side of the Contract. If the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in the form of systematic monthly or quarterly installments, as calculated by Lincoln, of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this contract value. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of contract value that exceed purchase payments are taxed as ordinary income. See Federal Tax Matters.

When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:


1. The Guaranteed Amount is reduced to the lesser of:
  o the contract value immediately following the withdrawal, or
  o the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

2. The Maximum Annual Withdrawal amount will be the least of:
  o the Maximum Annual Withdrawal amount immediately prior to the withdrawal;
or
  o the greater of:
   o 7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
   o 7% or 5% (depending on your option) of the contract value immediately following the withdrawal; or
  o the new Guaranteed Amount.

The following example of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option demonstrates the impact of a withdrawal in excess of the Maximum Annual Withdrawal amount on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 withdrawal caused a $32,000 reduction in the Guaranteed Amount.


46
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Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of $100,000)

After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650

The Guaranteed Amount was reduced to the lesser of the contract value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000
- $7,000 = $78,000).

The Maximum Annual Withdrawal amount was reduced to the least of:
1) Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or
2) The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the contract value following the withdrawal ($2,650); or
3) The new Guaranteed Amount ($53,000).

The least of these three items is $2,650.

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.


Withdrawals in excess of the Maximum Annual Withdrawal amount will be subject to an interest adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the interest adjustment calculation.


Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up Single or Joint Life options and not the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (contractowner) lifetime (if you purchase the Single Life option) or for the lifetimes of you (contractowner) and your spouse (if the Joint Life option is purchased), as long as:

1) No withdrawals are made before you (and your spouse if a Joint Life) are age 65; and

2) An excess withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.

If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.

If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:


1) If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the contract value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or


2) The contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first valuation date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that valuation date. This will reduce your Maximum Annual Withdrawal amount. A contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:

a. the contractowner (and spouse if applicable) is age 65;

b. the contract is currently within a ten-year automatic step-up period described above (or else a contractowner submits a step-up request to start a new ten-year automatic step-up period) (the contractowner must be eligible to elect a step-up; i.e., all contractowners and the annuitant must be alive and under age 81); and

c. you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.

As an example of these two situations, if you purchased the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up Single Life with $100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum Annual Withdrawal amount is $5,000. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or owner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a ten-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless excess withdrawals are made.

The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your contract value. If the contract is surrendered, the contractowner will receive the contract value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.

If your contract value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.

Guaranteed Amount Annuity Payout Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payout Option is available.


The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE (Reg. TM) Advantage, which are based on your contract value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your contract value is less than the Guaranteed Amount (and you don't believe the contract value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero.


If the contract value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.

Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the contractowners or annuitant. At the time of death, if the contract value equals zero, no death benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the Single Life under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up-Single Life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new Single Life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the contract value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the Rider will become the current charge in effect for new purchases of the Single Life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider: 1) the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount ; 2) whether it is important to have Maximum Annual Withdrawal amounts for life versus the remainder of the prior Guaranteed Amount and 3) the cost of the Single Life option.

Upon the first death under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up-Joint Life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's beneficiary elects to take the annuity death benefit in installments, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the Joint Life option to the Single Life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the contract value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10


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year period of automatic step-ups. At this time, the charge for the Rider will become the current charge in effect for new purchases of the Single Life option. In deciding whether to make this change, the surviving spouse should consider: 1) if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the cost of the Single Life option is less than the cost of the Joint Life option.

If the surviving spouse of the deceased contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, will apply to the spouse as the new contractowner. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, the new contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new contractowner must meet all conditions for a step-up.

If a non-spouse beneficiary elects to receive the death benefit in installments (thereby keeping the contract in force), the beneficiary may continue the Lincoln SmartSecurity (Reg. TM) Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the contract value declines below the Guaranteed Amount (as adjusted for withdrawals of death benefit payments), the beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the Rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the death benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this Rider. If there are multiple beneficiaries, each beneficiary will be entitled to continue a share of the Lincoln SmartSecurity (Reg. TM) Advantage equal to his or her share of the death benefit.

Impact of Divorce on Joint Life Option. In the event of a divorce, the contractowner may change from a Joint Life Option to a Single Life Option (if the contractowner is under age 81) at the current Rider charge for new sales of the Single Life Option. At the time of the change, the Guaranteed Amount will be reset to the current contract value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.

After a divorce, the contractowner may keep the Joint Life Option to have the opportunity to receive lifetime payouts for the lives of the contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the Rider up to and including the date the new spouse is added to the Rider.

Termination. After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the contractowner may terminate the Rider by notifying us in writing. Lincoln SmartSecurity (Reg. TM) Advantage will automatically terminate:
 o on the annuity commencement date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
 o upon the election of i4LIFE (Reg. TM) Advantage;
 o if the contractowner or annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
 o upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
 o when a withdrawal in excess of the Maximum Annual Withdrawal amount reduces the Guaranteed Amount to zero; or

 o upon termination of the underlying annuity contract.


The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.


If you terminate the Rider, you must wait one year before you can re-elect any Lincoln SmartSecurity (Reg. TM) Advantage, Lincoln Lifetime IncomeSM Advantage or 4LATER (Reg. TM) Advantage or any other living benefit we are offering in the future.


i4LIFE (Reg. TM) Advantage Option. Contractowners with an active Lincoln SmartSecurity (Reg. TM) Advantage who decide to drop Lincoln SmartSecurity (Reg. TM) Advantage and purchase i4LIFE (Reg. TM) Advantage can use any remaining Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage terms and charge in effect at the time of the i4LIFE (Reg. TM) Advantage election. See i4LIFE (Reg. TM) Advantage.

Availability. The Lincoln SmartSecurity (Reg. TM) Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. All contractowners and the annuitant of the contracts with the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option and contractowners of qualified annuity contracts with the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option must be under age 81 at the time this Rider is elected. You cannot elect the Rider on or after the purchase of i4LIFE (Reg. TM) Advantage or 4LATER (Reg. TM) Advantage or on or after the Annuity Commencement Date.


There is no guarantee that the Lincoln SmartSecurity (Reg. TM) Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. The availability of this Rider will depend upon your state's approval of this Rider. Check with your investment representative regarding availability.



                                                                              49
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i4LIFE (Reg. TM) Advantage


i4LIFE (Reg. TM) Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional annuity payout rider you may purchase at an additional cost and is separate and distinct from other annuity payout options offered under your contract and described later in this prospectus. You may also purchase either the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit or the 4LATER Guaranteed Income Benefit (described below) for an additional charge. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Charges.

i4LIFE (Reg. TM) Advantage is a payout option that provides you with variable, periodic regular income payments for life. These payouts are made during an Access Period, where you have access to the Account Value. After the Access Period ends, payouts continue for the rest of your life, during the Lifetime Income Period. i4LIFE (Reg. TM) Advantage is different from other annuity payout options provided by Lincoln because with i4LIFE (Reg. TM) Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. You may also purchase the Guaranteed Income Benefit which provides a minimum payout floor for your regular income payments. The initial regular income payment is calculated from the Account Value on the periodic income commencement date, a date no more than 14 days prior to the date you select to begin receiving the regular income payments. This option is available on non-qualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP markets). This option, when available in your state, is subject to a charge (imposed only during the i4LIFE (Reg. TM) Advantage payout phase) computed daily on the average account value. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Charges.

i4LIFE (Reg. TM) Advantage is available for contracts with a contract value of at least $50,000 and may be elected at the time of application or at any time before an annuity payout option is elected by sending a written request to our Home Office. If you purchased 4LATER (Reg. TM) Advantage, you must wait at least one year before you can purchase i4LIFE (Reg. TM) Advantage. When you elect i4LIFE (Reg. TM) Advantage, you must choose the annuitant, secondary life, if applicable, and make several choices about your regular income payments. The annuitant and secondary life may not be changed after i4LIFE (Reg. TM) Advantage is elected. For qualified contracts, the secondary life must be the spouse. See i4LIFE (Reg. TM) Advantage Death Benefits regarding the impact of a change to the annuitant prior to the i4LIFE (Reg. TM) Advantage election.


i4LIFE (Reg. TM) Advantage for IRA annuity contracts is only available if the annuitant and secondary life, if applicable, is age 591/2 or older at the time the option is elected. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. i4LIFE (Reg. TM) Advantage must be elected by age 85 for qualified contracts. Additional purchase payments may be made during the Access Period for an IRA annuity contract, unless the 4LATERSM Advantage Guaranteed Income Benefit or i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit has been elected.

Additional purchase payments will not be accepted once i4LIFE (Reg. TM) Advantage becomes effective for a non-qualified annuity contract.

If i4LIFE (Reg. TM) Advantage is selected, the applicable transfer provisions among subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once i4LIFE (Reg. TM) Advantage begins, any automatic withdrawal service will terminate. See The Contracts - Transfers on or Before the Annuity Commencement Date.


When you elect i4LIFE (Reg. TM) Advantage you must select a death benefit option. Once i4LIFE (Reg. TM) Advantage begins, any prior death benefit election will terminate and the i4LIFE (Reg. TM) Advantage death benefit will be in effect. The amount paid under the new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE (Reg. TM) Advantage began. See The Contracts - i4LIFE (Reg. TM) Advantage Death Benefits.

Access Period. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period, which begins on the periodic income commencement date. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make regular income payments for the rest of your life (or the Secondary Life if applicable) and you will no longer be able to make withdrawals or surrenders or receive a death benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.


We will establish the minimum (currently 5 years) and maximum (currently to age 115 for non-qualified contracts; to age 100 for qualified contracts) Access Periods at the time you elect i4LIFE (Reg. TM) Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE (Reg. TM) Advantage contracts in order to keep the regular income payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE (Reg. TM) Advantage without a Guaranteed Income Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See The Contracts - Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage.


Account Value. The initial Account Value is the contract value on the valuation date i4LIFE (Reg. TM) Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses including


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

interest credited on the fixed account, and will be reduced by regular income payments made and any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero.

Regular income payments during the Access Period. i4LIFE (Reg. TM) Advantage provides for variable, periodic regular income payments for as long as an annuitant (or secondary life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE (Reg. TM) Advantage, you will have to choose the date you will receive the initial regular income payment, the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the assumed investment return. These choices will influence the amount of your regular income payments. Regular income payments must begin within one year of the date you elect i4LIFE (Reg. TM) Advantage.

If you do not choose a payment frequency, the default is a monthly frequency. In most states, you may also elect to have regular income payments from non-qualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level regular income payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the assumed investment return. Return rates of 3%, 4%, 5%, or 6% may be available. The higher the assumed investment return you choose, the higher your initial regular income payment will be and the higher the return must be to increase subsequent regular income payments. You also choose the length of the Access Period. At this time, changes can only be made on periodic income commencement date anniversaries.

Regular income payments are not subject to any surrender charges or applicable interest adjustments. See Charges and Other Deductions. For information regarding income tax consequences of regular income payments, see Federal Tax Matters.

The amount of the initial regular income payment is determined on the periodic income commencement date by dividing the contract value (or purchase payment if elected at contract issue), less applicable premium taxes by 1000 and multiplying the result by an annuity factor. The annuity factor is based upon:
  o the age and sex of the annuitant and secondary life, if applicable;
  o the length of the Access Period selected;
  o the frequency of the regular income payments;
  o the assumed investment return you selected; and
  o the Individual Annuity Mortality table specified in your contract.

The annuity factor used to determine the regular income payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a death benefit of the entire Account Value will be paid to your beneficiary upon your death. These benefits during the Access Period result in a slightly lower regular income payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum death benefit of the full Account Value was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your regular income payments for the remainder of your life (and/or the secondary life if applicable), during the Lifetime Income Period, with no further access or death benefit.

The Account Value will vary with the actual net investment return of the subaccounts selected and the interest credited on the fixed account, which then determines the subsequent regular income payments during the Access Period. Each subsequent regular income payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable valuation date by 1000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the assumed investment return to determine subsequent regular income payments. If the actual net investment return (annualized) for the contract exceeds the assumed investment return, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the assumed investment return, the regular income payment will decrease. For example, if net investment return is 3% higher (annualized) than the assumed investment return, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the assumed investment return, the regular income payment will decrease by approximately 3%.

Withdrawals made during the Access Period will also reduce the Account Value that is available for regular income payments, and subsequent regular income payments will be reduced in the same proportion that withdrawals reduce the Account Value.

For a joint life option, if either the annuitant or secondary life dies during the Access Period, regular income payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher regular income payment.

For nonqualified contracts, if the annuitant and secondary life, if applicable, both die during the Access Period, the annuity factor will be revised for a non-life contingent regular income payment and regular income payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the annuitant and secondary life, if applicable, both die during the Access Period, i4LIFE (Reg. TM) Advantage (and the Guaranteed Income Benefit if applicable) will terminate.

Regular income payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the annuitant or secondary life is living. Your earlier elections regarding the frequency of regular income payments, assumed investment return and the frequency of the recalculation do not change. The initial regular income payment during the Lifetime Income Period is determined by dividing the Account Value on the last valuation date of the Access Period by 1000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
  o the age the age and sex of the annuitant and secondary life (if living);
  o the frequency of the regular income payments;
  o the assumed investment return you selected; and
  o the Individual Annuity Mortality table specified in your contract.

The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the regular income payments during the Lifetime Income Period. To determine subsequent regular income payments, the contract is credited with a fixed number of annuity units equal to the initial regular income payment (during the Lifetime Income Period) divided by the annuity unit value (by subaccount). Subsequent regular income payments are determined by multiplying the number of annuity units per subaccount by the annuity unit value. Your regular income payments will vary based on the value of your annuity units. If your regular income payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your regular income payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the annuity units.

Regular income payments will continue for as long as the annuitant or secondary life, if applicable, is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in (and the fixed account if applicable). Regular income payments vary with investment performance.

During the lifetime income period, there is no longer an Account Value; therefore, no withdrawals are available and no death benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.


i4LIFE (Reg. TM) Advantage Death Benefits

i4LIFE (Reg. TM) Advantage Account Value Death Benefit. The i4LIFE (Reg. TM) Advantage Account Value death benefit is available during the Access Period. This death benefit is equal to the Account Value as of the valuation date on which we approve the payment of the death claim. You may not change this death benefit once it is elected.

i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit. The i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit is available during the Access Period and will be equal to the greater of:
  o the Account Value as of the valuation date we approve the payment of the claim; or
  o the sum of all purchase payments, less the sum of regular income payments and other withdrawals where:
   o regular income payments, including withdrawals to provide the Guaranteed Income Benefits, reduce the death benefit by the dollar amount of the payment; and
   o all other withdrawals, if any, reduce the death benefit on either a dollar for dollar basis or in the same proportion that withdrawals reduce the contract value or Account Value, depending on the terms of your contract.

 References to purchase payments and withdrawals include purchase payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage if your contract was in force with the Guarantee of Principal or greater death benefit option prior to that election.

In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the contract or Account Value, may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.


The following example demonstrates the impact of a proportionate withdrawal on your death benefit:


         o i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit     $200,000
         o Total i4LIFE (Reg. TM) Regular Income payments                      $ 25,000
         o Additional Withdrawal                                               $15,000 ($15,000/$150,000=10% withdrawal)
         o Account Value at the time of Additional Withdrawal                  $150,000


     Death Benefit Value after i4LIFE (Reg. TM) regular income payment = $200,000 - $25,000 = $175,000

     Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500

     Reduction in Death Benefit Value for Withdrawal = $175,000 X 10% = $17,500

The regular income payments reduce the death benefit by $25,000 and the additional withdrawal causes a 10% reduction in the death benefit, the same percentage that the withdrawal reduced the Account Value.

During the Access Period, contracts with the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit may elect to change to the i4LIFE (Reg.
TM) Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home Office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit.

i4LIFE (Reg. TM) Advantage EGMDB. The i4LIFE (Reg. TM) Advantage EGMDB is only available during the Access Period. This benefit is the greatest of:
  o the Account Value as of the valuation date on which we approve the payment of the claim; or
  o the sum of all purchase payments, less the sum of regular income payments and other withdrawals where:
   o regular income payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the death benefit by the dollar amount of the payment or in the same proportion that regular income payments reduce the Account Value, depending on the terms of your contract; and
   o all other withdrawals, if any, reduce the death benefit on either a dollar for dollar basis or in the same proportion that withdrawals reduce the contract value or Account Value, depending on the terms of your contract.

 References to purchase payments and withdrawals include purchase payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage if your contract was in force with the Guarantee of Principal or greater death benefit option prior to that election; or
  o the highest Account Value or contract value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Regular income payments and withdrawals are deducted on either a dollar for dollar basis or in the same proportion that regular income payments and withdrawals reduce the contract value or Account Value, depending on the terms of your contract.

If your contract has the ABE Enhancement Amount (if elected at the time of application) (see discussion under Accumulated Benefit Enhancement ABE) specified in your contract benefit data pages as applicable on the date of death, this Enhancement Amount will be added to the sum of the purchase payments, but will be reduced by the regular income payments and withdrawals on either a dollar for dollar basis or in the same proportion that the regular income payment or withdrawal reduced the contract value or Account Value, depending on the terms of your contract.

When determining the highest anniversary value, if you elected the EGMDB (or more expensive death benefit option) prior to electing i4LIFE (Reg. TM) Advantage and this death benefit was in effect when you purchased i4LIFE (Reg.
TM) Advantage, we will look at the contract value before i4LIFE (Reg. TM) Advantage and the Account Value after the i4LIFE (Reg. TM) Advantage election to determine the highest anniversary value.

In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.

Contracts with the i4LIFE (Reg. TM) Advantage EGMDB may elect to change to the i4LIFE (Reg. TM) Advantage Guarantee of Principal or i4LIFE (Reg. TM) Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg.
TM) Advantage EGMDB.

General Death Benefit Provisions. For all death benefit options, following the Access Period, there is no death benefit. The death benefits also terminate when the Account Value equals zero, because the Access Period terminates.

If there is a change in the contractowner, joint owner or annuitant during the life of the contract, for any reason other than death, the only death benefit payable for the new person will be the i4LIFE (Reg. TM) Advantage Account Value death benefit.

For non-qualified contracts, upon the death of the contractowner, joint owner or annuitant, the contractowner (or beneficiary) may elect to terminate the contract and receive full payment of the death benefit or may elect to continue the contract and receive regular income payments. Upon the death of the secondary life, who is not also an owner, only the surrender value is paid.

If you are the owner of an IRA annuity contract, and there is no secondary life, and you die during the Access Period, the i4LIFE (Reg. TM) Advantage will terminate. A spouse beneficiary may start a new i4LIFE (Reg. TM) Advantage program.

The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal Tax Matters.

Upon notification to us of the death, regular income payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and regular income payments will continue, if applicable. The excess, if any, of the death benefit over the Account Value will be credited into the contract at that time.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

Accumulated Benefit Enhancement (ABESM) (Non-qualified contracts only). This benefit is no longer available to contract purchasers after November 1, 2005. We provide to eligible contractowners of non-qualified i4LIFE (Reg. TM) Advantage contracts only an ABE Enhancement Amount, if requested at the time of application, at no additional charge. You are eligible to receive the ABE Enhancement Amount if:
 o you are purchasing i4LIFE (Reg. TM) Advantage with the EGMDB death benefit;
 o you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with us to purchase the contract. Prior contracts with loans or collateral assignments are not eligible for this benefit;
 o the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2,000,000 will require our approval);

 o all contractowners, joint owners and annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit; or
 o the contractowners, joint owners and annuitants of this contract must have been owner(s) or annuitants of the prior contract(s).

Upon the death of any contractowner, joint owner or annuitant, the ABE Enhancement Amount will be payable in accordance with the terms of the i4LIFE (Reg. TM) Advantage EGMDB death benefit. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount is available.

The ABE Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract's death benefit equal to the lesser of:
 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.

In addition, if the actual cash surrender value we receive is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.

For the ABE Enhancement Amount to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.

If more than one annuity contract is exchanged to a contract with us, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount.

Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the i4LIFE (Reg. TM) Advantage EGMDB death benefit, the ABE Enhancement Amount will be equal to zero (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the new contractowner or joint owner is age 76 or older when added to the contract, then the ABE Enhancement Amount for this new contractowner or joint owner will be equal to zero.

The ABE Enhancement Amount will terminate on the valuation date the i4LIFE (Reg. TM) Advantage EGMDB death benefit option of the contract is changed or terminated.

It is important to realize that even with the ABE Enhancement Amount, your death benefit will in many cases be less than the death benefit from your prior company. This is always true in the first year, when only 75% of the ABE Enhancement Amount is available.

Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage


There is a Guaranteed Income Benefit available for purchase when you elect i4LIFE (Reg. TM) Advantage which ensures that your regular income payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. See Charges and Other Deductions for a discussion of the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit charge.

As discussed below, certain features of the Guaranteed Income Benefit may be impacted if you purchased Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage prior to electing i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit. Refer to the 4LATER (Reg. TM) section of this prospectus for a discussion of the 4LATER (Reg. TM) Guaranteed Income Benefit.

Once the Guaranteed Income Benefit is elected, additional purchase payments cannot be made to the contract. Election of this rider may limit how much you can invest in certain subaccounts. See the Contracts - Investment Requirements
- Option 1.

There is no guarantee that the i4LIFE (Reg. TM) Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option for new elections at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various living benefit riders. However, a contractowner with the Lincoln Lifetime IncomeSM Advantage who decides to drop Lincoln Lifetime IncomeSM Advantage to purchase i4LIFE (Reg.
TM) Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the Lincoln Lifetime IncomeSM Advantage rider.

i4LIFE (Reg. TM) Guaranteed Income Benefit, if available, is purchased when you elect i4LIFE (Reg. TM) Advantage or anytime during the Access Period. If you intend to use the Guaranteed Amount from either the Lincoln SmartSecurity (Reg.
TM) Advantage or the Lincoln Lifetime IncomeSM Advantage riders to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE (Reg. TM) Advantage.

The Guaranteed Income Benefit is initially equal to 75% of the regular income payment (which is based on your i4LIFE (Reg. TM) Advantage Account Value) in effect at the time the Guaranteed Income Benefit is elected. Contractowners who purchased the Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage can use the remaining Guaranteed Amount (if greater than the contract value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit. The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the contract value at the time the initial i4LIFE (Reg. TM) Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial regular income payment times the remaining Guaranteed Amount divided by the contract value, if the Guaranteed Amount is greater than the contract value.

If the amount of your i4LIFE (Reg. TM) Advantage regular income payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your regular income payment. If your regular income payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the Guaranteed Income Benefit. This withdrawal will be made from the variable subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

If your Account Value reaches zero as a result of withdrawals to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. If your Account Value equals zero, no death benefit will be paid. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your death benefit. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the annuitant (or the secondary life, if applicable) is living. If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment affects the i4LIFE (Reg. TM) Account Value:

Guaranteed Income Benefit = $5,692; i4LIFE regular income payment = $5,280





         i4LIFE (Reg. TM) Account Value before payment            $80,000
         Regular Income Payment                                   -$5,280
         Additional withdrawal for Guaranteed Income Benefit        -$412
         i4LIFE (Reg. TM) Account Value after payouts             $74,308



In the current version of the Guaranteed Income Benefit option ("Version 2") the Guaranteed Income Benefit will automatically step-up every three years to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third periodic income commencement date anniversary during a 15-year step-up period. At the end of a 15-year step-up period, you may elect a new 15-year step-up period by submitting a written request to the Home office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you. At the time of a reset of the 15 year period, the Guaranteed Income Benefit charge may increase subject to the guaranteed maximum charge of 1.50%. (i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charges.) After we administer this election, you have 30 days to notify us if you wish to reverse the election.

If you have an older version of the Guaranteed Income Benefit ("Version 1"), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for sale.


The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. See General i4LIFE (Reg. TM) Provisions for an example.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. When you select the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:

  o A 4% assumed investment return (AIR) will be used to calculate the regular income payments.
  o The minimum Access Period required for this benefit is the longer of 15 years or the difference between your age (nearest birthday) and age 85.
  o The maximum Access Period available for this benefit is to age 115 for non-qualified contracts; to age 100 for qualified contracts.


If you choose to lengthen your Access Period, (which must be increased by a minimum of 5 years) thereby reducing your regular income payment, your i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will also be reduced. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be reduced in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate. Refer to the Example in the 4LATER (Reg. TM) Guaranteed Income Benefit section.


The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate due to any of the following events:

  o the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint payout was elected); or
  o a contractowner requested decrease in the Access Period or a change to the periodic income payment frequency; or
  o upon written notice to us; or
  o assignment of the contract.


A termination due to a decrease in the Access Period, a change in the periodic income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified. If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit in effect for at least 3 years.

If you terminate the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE (Reg. TM) Advantage regular income payments will be recalculated. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.

Lincoln Lifetime Income (Reg. TM) Advantage Guaranteed Income Benefit. Contractowners with the Lincoln Lifetime IncomeSM Advantage rider who purchase the Guaranteed Income Benefit are subject to the following guarantees which are set forth in the Lincoln Lifetime IncomeSM Advantage rider:

     a) Maximum charge for the Guaranteed Income Benefit

     b) guaranteed annuity factors.



General i4LIFE (Reg. TM) Provisions

Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments and Guaranteed Income Benefit payments, if applicable, will be reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The interest adjustment may apply.

The following example demonstrates the impact of a withdrawal on the regular income payments and the Guaranteed Income Benefit Payments:



         o i4LIFE (Reg. TM) Regular Income Payment before Withdrawal      $  1,200
         o Guaranteed Income Benefit before Withdrawal                    $    750
         o Account Value at time of Additional Withdrawal                 $150,000
         o Additional Withdrawal                                          $ 15,000   (a 10% withdrawal)

 Reduction in i4LIFE (Reg. TM) Regular Income payment for Withdrawal = $1,200 X 10 % = $120
     i4LIFE (Reg. TM) Regular Income payment after Withdrawal = $1,200 - $120 = $1,080

     Reduction in Guaranteed Income Benefit for Withdrawal = $750 X 10% = $75 Guaranteed Income Benefit after Withdrawal = $750 - $75 = $675

Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The interest adjustment may apply.

Termination. For IRA annuity contracts, you may terminate i4LIFE (Reg. TM) Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice and your contract will return to the accumulation phase. Your i4LIFE (Reg. TM) Advantage death benefit will terminate and you will receive the Guarantee of Principal death benefit option. Upon termination, we will stop assessing the charge for i4LIFE (Reg. TM) Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with the new death benefit option. Your contract value upon termination will be equal to the Account Value on the valuation date we terminate i4LIFE (Reg. TM) Advantage.

For non-qualified contracts, you may not terminate i4LIFE (Reg. TM) Advantage once you have elected it.


4LATER (Reg. TM) Advantage

4LATER (Reg. TM) Advantage is a rider that is available to protect against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. If you elect 4LATER (Reg. TM) Advantage, you must elect i4LIFE (Reg. TM) with the 4LATER (Reg. TM) Guaranteed Income Benefit to receive a benefit from 4LATER (Reg. TM) Advantage. Election of these riders may limit how much you can invest in certain subaccounts. See The Contracts-Investment Requirements. See Charges and Other Deductions for a

discussion of the 4LATER (Reg. TM) Advantage charge.



4LATER (Reg. TM) Advantage Before Payouts Begin

The following discussion applies to 4LATER (Reg. TM) Advantage during the accumulation phase of your annuity, referred to as 4LATER (Reg. TM). This is prior to the time any payouts begin under i4LIFE (Reg. TM) Advantage with the 4LATER (Reg. TM) Guaranteed Income Benefit.

Income Base. The Income Base is a value established when you purchase 4LATER (Reg. TM) and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a death benefit. If you elect 4LATER (Reg. TM) at the time you purchase the contract, the Income Base initially equals the purchase payments. If you elect 4LATER (Reg. TM) after we issue the contract, the Income Base will initially equal the contract value on the 4LATER (Reg. TM) Effective Date. Additional purchase payments automatically increase the Income Base by the amount of the purchase payments. Additional purchase payments will not be allowed if the contract value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional purchase payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current contract value if your contract value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln Life automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE (Reg. TM) Advantage and establish the 4LATER (Reg. TM) Guaranteed Income Benefit, the Income Base (if higher than the contract value) is used in the 4LATER (Reg. TM) Advantage Guaranteed Income Benefit calculation.

Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER (Reg. TM) Effective Date, or on the date of any reset of the Income Base to the contract value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for purchase payments and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current contract value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.

Future Income Base. 4LATER (Reg. TM) provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE (Reg. TM) Advantage is elected, you terminate 4LATER (Reg. TM) or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income Base. The 4LATER (Reg. TM) charge will then be assessed on this newly adjusted Income Base, but the percentage charge will not change.

Any purchase payment made after the 4LATER (Reg. TM) Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the purchase payment, plus 15% of that purchase payment.

Example:


         Initial Purchase Payment                                $100,000
         Purchase Payment 60 days later                          $ 10,000
                                                                 --------
         Income Base                                             $110,000
         Future Income Base (during the 1st Waiting Period)      $126,500   ($110,000 x 115%)
         Income Base (after 1st Waiting Period)                  $126,500
         New Future Income Base (during 2nd Waiting Period)      $145,475   ($126,500 x 115%)

Any purchase payments made after the 4LATER (Reg. TM) Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the purchase payment plus 15% of that purchase payment on a pro-rata basis for the number of full years remaining in the current Waiting Period.


Example:


         Income Base                                                $100,000
         Purchase Payment in Year 2                                 $ 10,000
         New Income Base                                            $110,000
                                                                    --------
         Future Income Base (during 1st Waiting Period-Year 2)      $125,500   ($100,000 x 115%) + ($10,000 x 100%) +
                                                                               (10,000 x 15% x 1/3)
         Income Base (after 1st Waiting Period)                     $125,500
         New Future Income Base (during 2nd Waiting Period)         $144,325   (125,500 x 115%)

Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

During any subsequent Waiting Periods, if you elect to reset the Income Base to the contract value, the Future Income Base will equal 115% of the contract value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current contract value below.

In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the contractowner to establish a 4LATER (Reg. TM) Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.

Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER (Reg. TM) Effective Date. The Maximum Income Base will be increased by 200% of any additional purchase payments. In all circumstances, the Maximum Income Base can never exceed $10,000,000. This maximum takes into consideration the combined Income Bases for all Lincoln Life contracts (or contracts issued by our affiliates) owned by you or on which you are the annuitant.

After a reset to the current contract value, the Maximum Income Base will equal 200% of the contract value on the valuation date of the reset not to exceed $10,000,000.

Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

Example:


      Income Base                             $100,000      Maximum Income Base                   $200,000
      Purchase Payment in Year 2              $ 10,000      Increase to Maximum Income Base       $ 20,000
      New Income Base                         $110,000      New Maximum Income Base               $220,000
      Future Income Base after Purchase       $125,500      Maximum Income Base                   $220,000
       Payment

      Income Base (after 1st Waiting          $125,500
       Period)
      Future Income Base (during 2nd          $144,325      Maximum Income Base                   $220,000
       Waiting Period)

      Contract Value in Year 4                $112,000
      Withdrawal of 10%                       $ 11,200

      After Withdrawal (10% adjustment)
-----------------------------------------
      Contract Value                          $100,800
      Income Base                             $112,950
      Future Income Base                      $129,892      Maximum Income Base                   $198,000

Resets of the Income Base to the current contract value ("Resets"). You may elect to reset the Income Base to the current contract value at any time after the initial Waiting Period following: (a) the 4LATER (Reg. TM) Effective Date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10,000,000 and the annuitant must be under age 81. You might consider resetting the Income Base if your contract value has increased above the Income Base (including the 15% automatic Enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the contract value, the 15% automatic Enhancement will not apply until the end of the next Waiting Period.


This reset may be elected by sending a written request to our Home office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the contract value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the contract value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE (Reg. TM) Advantage, the annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the contract value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home office.


At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge will change to the current charge in effect at the time of the reset, not to exceed the guaranteed maximum charge. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next valuation date after notice of the reset is approved by us.

We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER (Reg. TM) Effective Date and starting with each anniversary of the 4LATER (Reg. TM) Effective Date after that. If the contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.


Eligibility. To purchase 4LATER (Reg. TM) Advantage, the annuitant must be age 80 or younger. If you plan to elect i4LIFE (Reg. TM) Advantage within three years of the issue date of 4LATER (Reg. TM) Advantage, you will not receive the benefit of the Future Income Base.

4LATER (Reg. TM) Rider Effective Date. If 4LATER (Reg. TM) is elected at contract issue, then it will be effective on the contract's effective date. If 4LATER (Reg. TM) is elected after the contract is issued (by sending a written request to our Home office), then it will be effective on the next valuation date following approval by us.



4LATER (Reg. TM) Guaranteed Income Benefit


When you are ready to elect i4LIFE (Reg. TM) Advantage regular income payments, the greater of the Income Base accumulated under 4LATER (Reg. TM) or the contract value will be used to calculate the 4LATER (Reg. TM) Guaranteed Income Benefit. The 4LATER (Reg. TM) Guaranteed Income Benefit is a minimum payout floor for your i4LIFE (Reg. TM) Advantage regular income payments. See Charges and Other Deductions for a discussion of the 4LATER (Reg. TM) Guaranteed Income Benefit charge.


The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or contract value (or Guaranteed Amount if applicable) on the periodic income commencement date, by 1000 and multiplying the result by the rate per $1000 from the

Guaranteed Income Benefit Table in your 4LATER (Reg. TM) Rider. If the contract value is used to establish the 4LATER (Reg. TM) Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE (Reg. TM) Advantage regular income payment (which is also based on the contract value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the contract value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE (Reg. TM) Advantage regular income payment.

If the amount of your i4LIFE (Reg. TM) Advantage regular income payment (which is based on your i4LIFE (Reg. TM) Advantage Account Value) has fallen below the 4LATER (Reg. TM) Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER (Reg. TM) Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER (Reg. TM) Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE (Reg.
TM) Advantage regular income payment. If your regular income payment is less than the 4LATER (Reg. TM) Guaranteed Income Benefit, we will reduce your i4LIFE (Reg. TM) Advantage Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the 4LATER (Reg. TM) Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM) Account Value:


      4LATER (Reg. TM) Guaranteed Income       $ 5,692      i4LIFE (Reg. TM) regular income payment       $ 5,280
       Benefit



         i4LIFE (Reg. TM) Account Value before payment                             $80,000
         Regular Income Payment                                               -    $ 5,280
         Additional payment for 4LATER (Reg. TM) Guaranteed Income Benefit    -    $   412
----------------------------------------------------------------------------       -------
         i4LIFE (Reg. TM) Account Value after payment                              $74,308


If your Account Value reaches zero as a result of withdrawals to provide the 4LATER (Reg. TM) Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER (Reg. TM) Guaranteed Income Benefit.


When your Account Value reaches zero, your i4LIFE (Reg. TM) Advantage Access Period will end and the i4LIFE (Reg. TM) Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER (Reg. TM) Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your death benefit. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER (Reg. TM) Guaranteed Income Benefit for as long as the annuitant (or the secondary life, if applicable) is living (i.e., the i4LIFE (Reg. TM) Advantage Lifetime Income Period). If your Account Value equals zero, no death benefit will be paid.


If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the 4LATER (Reg. TM) Guaranteed Income Benefit, the 4LATER (Reg. TM) Guaranteed Income Benefit will never come into effect.


The 4LATER (Reg. TM) Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current regular income payment, if that result is greater than the immediately prior 4LATER (Reg. TM) Guaranteed Income Benefit. The step-up will occur on every third periodic income commencement date anniversary for 15 years. At the end of a 15-year step-up period, the contractowner may elect a new 15-year step-up period by submitting a written request to the Home office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln Life administer this election for you. At the time of a reset of the 15 year period, the charge for the 4LATER (Reg. TM) Guaranteed Income Benefit will become the current charge up to the guaranteed maximum charge of 1.50% (i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charge). After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost).


Additional purchase payments cannot be made to your contract after the periodic income commencement date. The 4LATER (Reg. TM) Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period. See i4LIFE (Reg. TM) Advantage - Access Period. Generally, shorter Access Periods will produce a higher initial i4LIFE (Reg. TM) Advantage regular income payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATER (Reg. TM) Guaranteed Income Benefit is the longer of 15 years or the difference between your current age (nearest birthday) and age 85. (Note: i4LIFE (Reg. TM) Advantage may allow a shorter Access Period if a Guaranteed Income Benefit is not provided.)

If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your regular income payment, your 4LATER (Reg. TM) Guaranteed Income Benefit will also be recalculated and reduced. The 4LATER (Reg. TM) Guaranteed Income Benefit will be adjusted in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the 4LATER (Reg. TM) Rider will terminate.

When you make your 4LATER (Reg. TM) Guaranteed Income Benefit and i4LIFE (Reg.
TM) Advantage elections, you must also choose an assumed investment return of 4% to calculate your i4LIFE (Reg. TM) Advantage regular income payments. Once you have elected 4LATER (Reg. TM), the assumed investment return rate will not change; however, we may change the required assumed investment return rate in the future for new purchasers only.

The following is an example of what happens when you extend the Access Period:

     Assume:
     i4LIFE (Reg. TM) Advantage remaining Access Period = 10 years Current i4LIFE (Reg. TM) Advantage regular income payment = $6375 Current 4LATER (Reg. TM) Guaranteed Income Benefit = $5692

     Extend Access Period 5 years:
     i4LIFE (Reg. TM) Advantage regular income payment after extension = $5355 Percentage change in i4LIFE (Reg. TM) Advantage regular income payment =
 $5355 \d $6375 = 84%
     New 4LATER (Reg. TM) Guaranteed Income Benefit = $5692 x 84% = $4781


General Provisions of 4LATER (Reg. TM) Advantage

Termination. After the later of the third anniversary of the 4LATER (Reg. TM) Rider Effective Date or the most recent Reset, the 4LATER (Reg. TM) Rider may be terminated upon written notice to us. Prior to the periodic income commencement date, 4LATER (Reg. TM) will automatically terminate upon any of the following events:
 o termination of the contract to which the 4LATER (Reg. TM) Rider is attached;
 o the change of or the death of the annuitant (except if the surviving spouse assumes ownership of the contract and the role of the annuitant upon death of the contractowner); or
 o the change of contractowner (except if the surviving spouse assumes ownership of the contract and the role of annuitant upon the death of the contractowner), including the assignment of the contract.

After the periodic income commencement date, the 4LATER (Reg. TM) Rider will terminate due to any of the following events:
 o the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint payout was elected); or
 o a contractowner requested decrease in the Access Period or a change to the regular income payment frequency.

A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the 4LATER (Reg. TM) Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified.


If you terminate 4LATER (Reg. TM) prior to the periodic income commencement date, you must wait one year before you can re-elect 4LATER (Reg. TM) or purchase the Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage. If you terminate the 4LATER (Reg. TM) Rider on or after the periodic income commencement date, you cannot re-elect it. You may be able to elect the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, if available, after one year. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.

Availability. The availability of 4LATER (Reg. TM) will depend upon your state's approval of the 4LATER (Reg. TM) Rider. Check with your registered representative regarding availability. You cannot elect 4LATER (Reg. TM) after an annuity payout option or i4LIFE (Reg. TM) Advantage has been elected, and it cannot be elected on contracts that currently have Lincoln SmartSecurity (Reg.
TM) Advantage or Lincoln Lifetime IncomeSM Advantage.

Contractowners who drop Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage and elect 4LATER (Reg. TM) will not carry their Guaranteed Amount over into the new 4LATER (Reg. TM). The 4LATER (Reg. TM) Income Base will be established based on the contractowner's contract value on the Effective Date of 4LATER (Reg. TM). Contractowners who drop Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage will have to wait one year before they can elect 4LATER (Reg. TM). See The Contracts
- Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage.



Annuity Payouts


When you apply for a contract, you may select any annuity commencement date permitted by law, which is usually on or before the annuitant's 90th birthday. However, you must elect to receive annuity payouts by the annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, contractowners with Lincoln SmartSecurity (Reg. TM) Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payout Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout option.



The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity payout option.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.


Annuity Options


The annuity options outlined below do not apply to contractowners who have elected i4LIFE (Reg. TM) Advantage, the Maximum Annual Withdrawal Amount Annuity Payout option or the Guaranteed Amount Annuity Payout option.


Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable Annuity Payouts) equal to the excess, if any, of:
 o the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus
 o the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death.

The value of the number of annuity units is computed on the date the death claim is approved for payment by the Home office.

Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the annuitant with the guarantee that upon death, should
(a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.


Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option. You may change or revoke in writing to our Home office, any such selection, unless such selection was made irrevocable. If you have not already chosen an annuity payout option, the beneficiary may choose any annuity payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.


General Information

Any previously selected death benefit in effect before the annuity commencement date will no longer be available on and after the annuity commencement date. You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the Home office. You must give us at least 30 days notice before the date on which you want payouts to begin.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to you or your beneficiary as payouts become due after we are in receipt of:
 o proof, satisfactory to us, of the death;
 o written authorization for payment; and
 o all claim forms, fully completed.


Variable Annuity Payouts

Variable annuity payouts will be determined using:
 o The contract value on the annuity commencement date, less applicable premium taxes;
 o The annuity tables contained in the contract;
 o The annuity option selected; and
 o The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

Annuity payouts assume an investment return of 3%, 4%, 5% or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your investment representative. You may choose your assumed interest rate at the time you elect a variable annuity payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.


Fixed Side of the Contract


Purchase payments allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.


In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

We guarantee an effective interest rate of not less than 1.50% per year on amounts held in a fixed account. Contracts issued in certain states or those contracts issued prior to June 2, 2003 may guarantee a higher minimum rate of interest. Refer to your contract for the specific guaranteed minimum interest rate applicable to your contract. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to the interest adjustment (see Interest Adjustment and Charges and Other Deductions). The interest adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed subaccount.

ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.

Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time.

Guaranteed Periods

The portion of the fixed account which accepts allocations for a guaranteed period at a guaranteed interest rate is called a fixed subaccount. There is a fixed subaccount for each particular guaranteed period.

You may allocate purchase payments to one or more fixed subaccounts with guaranteed periods of 1 to 10 years. We may add guaranteed periods or discontinue accepting purchase payments into one or more guaranteed periods at any time. The minimum amount of any purchase payment that can be allocated to a fixed subaccount is $2,000. Each purchase payment allocated to a fixed subaccount will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed subaccount. A fixed subaccount guarantee period ends on the date after the number of calendar years in the fixed subaccount's guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the fixed subaccount guaranteed period. Amounts surrendered, transferred or withdrawn from a fixed subaccount prior to the end of the guaranteed period will be subject to the interest adjustment. Each guaranteed period purchase payment will be treated separately for purposes of determining any applicable interest adjustment. Any amount withdrawn from a fixed subaccount may be subject to any applicable surrender charges, account fees and premium taxes.

We will notify the contractowner in writing at least 30 days prior to the expiration date for any guaranteed period amount. A new fixed subaccount guaranteed period of the same duration as the previous fixed subaccount guaranteed period will begin automatically at the end of the previous guaranteed period, unless we receive, prior to the end of a guaranteed period, a written election by the contractowner. The written election may request the transfer of the guaranteed period amount to a different fixed subaccount or to a variable subaccount from among those being offered by us. Transfers of any guaranteed period amount which become effective upon the date of expiration of the applicable guaranteed period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.


Interest Adjustment

Any surrender, withdrawal or transfer of a fixed subaccount guaranteed period amount before the end of the guaranteed period (other than dollar cost averaging, cross-reinvestment, portfolio rebalancing transfers, regular income payments under i4LIFE (Reg. TM) Advantage or withdrawals within the Maximum Annual Withdrawal Limit in Lincoln SmartSecurity (Reg. TM) Advantage) will be subject to the interest adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the guaranteed period will not be subject to the interest adjustment. The interest adjustment will be applied to the amount being surrendered, withdrawn or transferred. The interest adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. Any transfer, withdrawal, or surrender of contract value from a fixed subaccount will be increased or decreased by an interest adjustment, unless the transfer, withdrawal or surrender is effective:


 o during the free look period (See Return Privilege).
 o on the expiration date of a guaranteed period.
 o as a result of the death of the contractowner or annuitant.

 o subsequent to the diagnosis of a terminal illness of the contractowner. Diagnosis of the terminal illness must be after the contract date and result in a life expectancy of less than one year, as determined by a qualified professional medical practitioner.
 o subsequent to the admittance of the contractowner into an accredited nursing home or equivalent health care facility. Admittance into such facility must be after the contract date and continue for 90 consecutive days prior to the surrender or withdrawal.
 o subsequent to the permanent and total disability of the contractowner if such disability begins after the contract date and prior to the 65th birthday of the contractowner.
 o upon annuitization of the contract.

These provisions may not be applicable to your contract or available in your state. Please check with your investment representative regarding the availability of these provisions.

In general, the interest adjustment reflects the relationship between the yield rate in effect at the time a purchase payment is allocated to a fixed subaccount's guaranteed period under the contract and the yield rate in effect at the time of the purchase payment's surrender, withdrawal or transfer. It also reflects the time remaining in the fixed subaccount's guaranteed period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the purchase payment was allocated, then the application of the interest adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the purchase payment, then the application of the interest adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.


The interest adjustment is calculated by multiplying the transaction amount by:


    (1+A)n      -1
-------------
  (1+B +K )n

     where:

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

   A = yield rate for a U.S. Treasury security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.

   B = yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the subaccount's guaranteed period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.

   K = a 0.25% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no interest adjustment.

     n = The number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)

     Straight-Line interpolation is used for periods to maturity not quoted.

See the SAI for examples of the application of the interest adjustment.


Small Contract Surrenders

We may surrender your contract, in accordance with the laws of your state if:
 o your contract value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your contract value decreases due to the performance of the subaccounts you selected;
 o no purchase payments have been received for two (2) full, consecutive contract years; and
 o the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states).

At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional purchase payments to bring your contract value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge.


Delay of Payments

Contract proceeds from the VAA will be paid within seven days, except:
 o when the NYSE is closed (other than weekends and holidays);
 o times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
 o when the SEC so orders to protect contractowners.

Payment of contract proceeds from the fixed account may be delayed for up to six months.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a purchase payment and/or deny payment of a request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a contractowner's account to government regulators.


Reinvestment Privilege

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.

This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.

Amendment of Contract

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required).



Distribution of the Contracts

Lincoln Financial Distributors ("LFD") serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation ("LFA"), also an affiliate of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us. While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The following paragraphs describe how payments are made by us and The Principal Underwriter to various parties.

Compensation Paid to LFA. The maximum commission the Principal Underwriter pays to LFA is 6.50% of purchase payments. LFA may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFA is 6.50% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.


Lincoln Life also pays for the operating and other expenses of LFA, including the following sales expenses: sales representative training allowances; compensation and bonuses for LFA's management team; advertising expenses; and all other expenses of distributing the contracts. LFA pays its sales representatives a portion of the commissions received for their sales of contracts. LFA sales representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with LFA. Non-cash compensation items may include conferences, seminars, trips, entertainment, merchandise and other similar items. In addition, LFA sales representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFA sales representatives and/or their managers qualify for such benefits. LFA sales representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFA, is 6.50% of purchase payments. Some Selling Firms may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 6.50% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.


LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.


Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards. These additional payments are not offered to all Selling Firms, and the terms of any particular agreement governing the payments may vary among Selling Firms.


These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2007 is contained in the SAI.


Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain "wholesalers", who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. A marketing expense allowance is paid to American Funds Distributors (AFD) in consideration of the marketing assistance AFD provides to LFD. This allowance, which ranges from 0.10% to 0.16% is based on the amount of purchase payments initially allocated to the American Funds Insurance Series underlying the variable annuity. Commissions and other incentives or payments described above are not charged directly to contract owners or the Separate Account. All compensation is paid from our resources, which include fees and charges imposed on your contract.



Contractowner Questions

The obligations to purchasers under the contracts are those of Lincoln Life. Contracts, endorsements and riders may vary as required by state law. This prospectus provides a general description of the contract. Questions about your contract should be directed to us at 1-888-868-2583.



Federal Tax Matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.


Nonqualified Annuities

This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.


Tax Deferral On Earnings


The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
 o An individual must own the contract (or the tax law must treat the contract as owned by an individual).
 o The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.
 o Your right to choose particular investments for a contract must be limited.
 o The annuity commencement date must not occur near the end of the annuitant's life expectancy.


Contracts Not Owned By An Individual


If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
 o Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
 o Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the annuity payout period;
 o Contracts acquired by an estate of a decendent;
 o Certain qualified contracts;
 o Contracts purchased by employers upon the termination of certain qualified plans; and
 o Certain contracts used in connection with structured settlement agreements.


Investments In The VAA Must Be Diversified


For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."


Restrictions

Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.


Loss Of Interest Deduction


After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.


Age At Which Annuity Payouts Begin


Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.


Tax Treatment Of Payments


We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.


Taxation Of Withdrawals And Surrenders

You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage, and if your Guaranteed Amount immediately before a withdrawal exceeds your contract value, the tax law could require that an additional amount be included in income. Please consult your tax adviser.

Taxation Of Regular Income Payments


The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than regular income payments, are taken from i4LIFE (Reg. TM) Advantage during the access period, they are taxed in the same manner as a withdrawal during the deferral period.


Taxation Of Death Benefits


We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

Death prior to the annuity commencement date:
 o If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.
 o If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.

Death after the annuity commencement date:
 o If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.
 o If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.


Penalty Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts

The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:
 o you receive on or after you reach 591/2,
 o you receive because you became disabled (as defined in the tax law),
 o you receive from an immediate annuity,
 o a beneficiary receives on or after your death, or
 o you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).


Special Rules If You Own More Than One Annuity Contract


In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.


Loans and Assignments


Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your contract value, as a withdrawal of such amount or portion.


Gifting A Contract


If you transfer ownership of your contract, other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.


Charges for Additional Benefits


Your contract automatically includes a basic death benefit and may include other optional riders. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit charge and charges for other optional riders, if any, as a contract withdrawal.


Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.

Types of Qualified Contracts and Terms of Contracts

Qualified plans include the following:
 o Individual Retirement Accounts and Annuities ("Traditional IRAs")
 o Roth IRAs
 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)

 o 401(a) plans (qualified corporate employee pension and profit-sharing plans)
 o 403(a) plans (qualified annuity plans)
 o 403(b) plans (public school system and tax-exempt organization annuity plans)

 o H.R. 10 or Keogh Plans (self-employed individual plans)
 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
 o Roth 403(b) plans

We do not offer certain types of qualified plans for all of our annuity products. Check with your representative concerning qualified plan availability for this product.

We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

Tax Treatment of Qualified Contracts


The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example:

 o Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.
 o Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.

Tax Treatment of Payments

The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.


Required Minimum Distributions

Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by the later of age 701/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 701/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

The IRS has issued new regulations concerning required minimum distributions. The regulations may impact the distribution method you have chosen and the amount of your distributions. Under new regulations, the presence of an enhanced death benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced death benefit is any death benefit that has the potential to pay more than the contract value or a return of purchase payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.

Federal Penalty Taxes Payable on Distributions

The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:
 o received on or after the annuitant reaches 591/2,
 o received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),
 o received as a series of substantially equal periodic payments based on the annuitant's life (or life expectancy), or
 o received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Transfers and Direct Rollovers

As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. The Pension Plan Act permits direct conversions from certain qualified, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will


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

provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.

Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.


Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.


Our Tax Status


Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under Federal tax law, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.



Changes in the Law

The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.



Additional Information

Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.


Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a "quorum"), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the Separate Account are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instruction which we receive, it is important that each contractowner provide their voting instructions to us. Even though contractowners may choose not to provide voting instruction, the shares of a fund to which such contractowners would have been entitled to provide voting instruction will, subject to fair representation requirements, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.


Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account - Fund Shares.

Return Privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the Home office at PO Box 7866, 1300 South Clinton Street, Fort Wayne, IN 46802-7866. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the contract value as of the valuation date on which we receive the cancellation request, plus any premium taxes which had been deducted. No surrender charges or interest adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the contract value during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the purchase payment(s). IRA purchasers will receive purchase payments only.


State Regulation


As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.



Records and Reports


As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with Mellon Bank, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home office, at least semi-annually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.



Other Information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LFG.com, select service centers and continue on through the Internet Service Center.


Legal Proceedings

In the ordinary course of its business, Lincoln Life, the VAA, and the principal underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of Lincoln Life, the VAA, or the principal underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is possible that an adverse outcome in certain matters could be material to our operating results for any particular reporting period.

Contents of the Statement of Additional Information (SAI) for Lincoln Life Variable Annuity Account N


Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Examples of Regular Income Payment
Calculations
Determination of Accumulation and Annuity Unit
Value
Advertising
Additional Services
Other Information
Financial Statements

For a free copy of the SAI complete the form below.











                Statement of Additional Information Request Card

                            Lincoln ChoicePlus IISM

                    Lincoln Life Variable Annuity Account N











Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N.


                                 (Please Print)


Name: -------------------------------------------------------------------------






Address: ----------------------------------------------------------------------














City ---------------------------------------------------  State ---------
Zip ---------


Mail to The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, Indiana 46801.

                      (This page intentionally left blank)

Appendix A - Condensed Financial Information

Accumulation Unit Values

The following information relates to accumulation unit values and accumulation units for funds in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.




                        with EEB and Step-Up                            with EEB                         with Step-Up
              ----------------------------------------- ----------------------------------------- ---------------------------
                Accumulation unit value                   Accumulation unit value                   Accumulation unit value
              ---------------------------   Number of   ---------------------------   Number of   ---------------------------
               Beginning       End of      accumulation  Beginning       End of      accumulation  Beginning       End of
               of period       period         units      of period       period         units      of period       period
              ----------- --------------- ------------- ----------- --------------- ------------- ----------- ---------------
                            (Accumulation unit value in dollars and Number of accumulation units in thousands)
AIM V.I. Capital Appreciation
2006.........    11.581        11.401            1         11.608        11.431            3         11.636        11.462
2007.........    11.401        12.530            1         11.431        12.570            3         11.462        12.610
-------------    ------        ------            -         ------        ------            -         ------        ------
AIM V.I. Core Equity
2006.........    10.725        11.561           17         10.749        11.590            7         10.774        11.621
2007.........    11.561        12.267           13         11.590        12.305            6         11.621        12.344
-------------    ------        ------           --         ------        ------            -         ------        ------
AIM V.I. International Growth Fund
1998.........
1999.........
2000.........
2001.........    10.000        10.613(1)         1***      10.000        10.614(1)         1***      10.000        10.619(1)
2002.........    10.613         8.779            1***      10.614         8.782            1***      10.619         8.792
2003.........     8.779        11.104            2          8.782        11.113            2          8.792        11.133
2004.........    11.104        13.512            1         11.113        13.530            3         11.133        13.560
2005.........    13.512        15.643            1         13.530        15.672            4         13.560        15.715
2006.........    15.643        19.678            1         15.672        19.723            6         15.715        19.788
2007.........    19.678        22.152            1         19.723        22.215            6         19.788        22.298
-------------    ------        --------         --         ------        --------          -         ------        --------
AllianceBernstein VPS Global Technology
1998.........
1999.........
2000.........
2001.........    10.000        12.874(1)         1***      10.000        12.876(1)         1         10.000        12.882(1)
2002.........    12.874         7.369            1         12.876         7.374            5         12.882         7.379
2003.........     7.369        10.423            3          7.374        10.435            5          7.379        10.447
2004.........    10.423        10.774            4         10.435        10.791            6         10.447        10.810
2005.........    10.774        10.984            4         10.791        11.007            3         10.810        11.032
2006.........    10.984        11.710            4         11.007        11.740            3         11.032        11.773
2007.........    11.710        13.810            7         11.740        13.854            3         11.773        13.898
-------------    ------        --------         --         ------        --------          -         ------        --------
AllianceBernstein VPS Growth and Income
1998.........
1999.........
2000.........
2001.........    10.000        11.320(1)        16         10.000        10.350(2)        12         10.000        11.324(1)
2002.........    11.320         8.655           51         10.350         7.918           53         11.324         8.667
2003.........     8.655        11.254           91          7.918        10.300           39          8.667        11.281
2004.........    11.254        12.312           83         10.300        11.274           48         11.281        12.354
2005.........    12.312        12.667           77         11.274        11.605           47         12.354        12.723
2006.........    12.667        14.576           72         11.605        13.361           42         12.723        14.655
2007.........    14.576        15.035           59         13.361        13.788           38         14.655        15.130
-------------    ------        --------         --         ------        --------         --         ------        --------
AllianceBernstein VPS International Value
2006.........    11.399        11.842            3         11.780        11.846            1          N/A          N/A
2007.........    11.842        12.297            3         11.846        12.309           14          N/A          N/A
-------------    ------        --------         --         ------        --------         --         ------        --------
AllianceBernstein VPS Large Cap Growth
1998.........
1999.........
2000.........
2001.........    10.000        11.952(1)         8         10.000        11.007(2)         3         10.000        11.958(1)
2002.........    11.952         8.130           15         11.007         7.492            9         11.958         8.142
2003.........     8.130         9.866           25          7.492         9.096           11          8.142         9.891
2004.........     9.866        10.514           24          9.096         9.698           18          9.891        10.551
2005.........    10.514        11.878           23          9.698        10.961           18         10.551        11.931
2006.........    11.878        11.608           22         10.961        10.718           15         11.931        11.672
2007.........    11.608        12.973           19         10.718        11.984           11         11.672        13.057
-------------    ------        --------         --         ------        --------         --         ------        --------



              with Step-Up                             with GOP
              -------------               ----------------------------------
                                                                       Accumulation unit
                              Accumulation unit value                        value
                Number of   ---------------------------   Number of   --------------------   Number of
               accumulation  Beginning       End of      accumulation  Beginning   End of   accumulation
                  units      of period       period         units      of period   period      units
              ------------- ----------- --------------- ------------- ----------- -------- -------------
                  (Accumulation unit value in dollars and Number of accumulation units in thousands)
AIM V.I. Capital Appreciation
2006.........        3         11.718        11.555          115        14.693    14.498          6
2007.........        3         11.555        12.731           91        14.498    15.990          5
-------------        -         ------        ------          ----       ------    ------          -
AIM V.I. Core Equity
2006.........       41         10.850        11.714          161        13.391    14.467         18
2007.........       36         11.714        12.461          125        14.467    15.406         17
-------------       --         ------        ------          ----       ------    ------         --
AIM V.I. International Growth Fund
1998.........                   N/A          N/A            N/A
1999.........                   N/A          N/A            N/A
2000.........                   N/A          N/A            N/A
2001.........        1***      10.000        10.621(1)         1***
2002.........        5         10.621         8.808           40
2003.........       14          8.808        11.169           84        10.562    12.496          3
2004.........       14         11.169        13.625           96        12.496    15.258          3
2005.........       13         13.625        15.814           98        15.258    17.727          3
2006.........       15         15.814        19.942          101        17.727    22.377          3
2007.........       15         19.942        22.506           88        22.377    25.279          5
-------------       --         ------        --------       -----       ------    ------         --
AllianceBernstein VPS Global Technology
1998.........                   N/A          N/A            N/A
1999.........                   N/A          N/A            N/A
2000.........                  10.000         6.961**       1,898
2001.........        1***       6.961         5.117         2,652
2002.........        7          5.117         2.936         2,062
2003.........       10          2.936         4.163          111        10.970    13.012         11
2004.........        7          4.163         4.314          143        13.012    13.497         23
2005.........        6          4.314         4.410          125        13.497    13.809         19
2006.........        5          4.410         4.713           75        13.809    14.773         19
2007.........        4          4.713         5.572           79        14.773    17.483         18
-------------       --         ------        --------       -----       ------    ------         --
AllianceBernstein VPS Growth and Income
1998.........                   N/A          N/A            N/A
1999.........                   N/A          N/A            N/A
2000.........                  10.000        12.485**        763
2001.........       15         12.485        12.330         2,870
2002.........      121         12.330         9.451         3,415
2003.........      159          9.451        12.320          872        10.654    12.033        140
2004.........      109         12.320        13.512         1,095       12.033    13.210        296
2005.........       96         13.512        13.936         1,070       13.210    13.639        286
2006.........       79         13.936        16.076          950        13.639    15.749        287
2007.........       65         16.076        16.624          813        15.749    16.302        272
-------------      ---         ------        --------       -----       ------    ------        ---
AllianceBernstein VPS International Value
2006.........     N/A          10.256        11.861           37        10.497    11.868         10
2007.........     N/A          11.861        12.348          122        11.868    12.367         20
-------------     ----         ------        --------       -----       ------    ------        ---
AllianceBernstein VPS Large Cap Growth
1998.........                   N/A          N/A            N/A
1999.........                   N/A          N/A            N/A
2000.........                  10.000         8.941**        898
2001.........        2          8.941         7.282         1,902
2002.........       23          7.282         4.966         2,049
2003.........       30          4.966         6.042          457        10.400    11.512         60
2004.........       27          6.042         6.455          540        11.512    12.312        118
2005.........       24          6.455         7.310          536        12.312    13.957        112
2006.........       22          7.310         7.162          444        13.957    13.688        107
2007.........       18          7.162         8.024          441        13.688    15.351         97
-------------     ----         ------        --------       -----       ------    ------        ---

                        with EEB and Step-Up                            with EEB                         with Step-Up
              ----------------------------------------- ----------------------------------------- ---------------------------
                Accumulation unit value                   Accumulation unit value                   Accumulation unit value
              ---------------------------   Number of   ---------------------------   Number of   ---------------------------
               Beginning       End of      accumulation  Beginning       End of      accumulation  Beginning       End of
               of period       period         units      of period       period         units      of period       period
              ----------- --------------- ------------- ----------- --------------- ------------- ----------- ---------------
                            (Accumulation unit value in dollars and Number of accumulation units in thousands)
AllianceBernstein VPS Small/Mid Cap Value
1998.........
1999.........
2000.........
2001.........    10.000        11.875(1)         1***      10.000        11.876(1)         1***      10.000        11.878(1)
2002.........    11.875        10.937           11         11.876        10.943           10         11.878        10.950
2003.........    10.937        15.158           15         10.943        15.174           11         10.950        15.191
2004.........    15.158        17.754           13         15.174        17.781           21         15.191        17.811
2005.........    17.754        18.621           15         17.781        18.659           19         17.811        18.700
2006.........    18.621        20.918           14         18.659        20.971           15         18.700        21.027
2007.........    20.918        20.890           11         20.971        20.954           14         21.027        21.020
-------------    ------        --------         --         ------        --------         --         ------        --------
American Century Investments VP Inflation Protection Fund
2004.........     9.905        10.404            2         10.000        10.407            1         10.042        10.410
2005.........    10.404        10.393            8         10.407        10.402           12         10.410        10.410
2006.........    10.393        10.384           11         10.402        10.398           12         10.410        10.411
2007.........    10.384        11.185            6         10.398        11.206           10         10.411        11.226
-------------    ------        --------         --         ------        --------         --         ------        --------
American Funds Global Growth Fund
2004.........     N/A          N/A            N/A          10.000        11.269           20          N/A          N/A
2005.........    11.266        12.641            2         11.269        12.652           27         11.273        12.662
2006.........    12.641        14.975            5         12.652        14.994           28         12.662        15.014
2007.........    14.975        16.917            9         14.994        16.947           39         15.014        16.978
-------------    ------        --------       ----         ------        --------         --         ------        --------
American Funds Global Small Capitalization Fund
1998.........
1999.........
2000.........
2001.........    10.000        12.502(1)         1***      10.000        11.134(2)         2         10.000        12.508(1)
2002.........    12.502         9.954            8         11.134         8.870           11         12.508         9.969
2003.........     9.954        15.032           29          8.870        13.402           28          9.969        15.071
2004.........    15.032        17.874           33         13.402        15.943           43         15.071        17.937
2005.........    17.874        22.039           37         15.943        19.668           43         17.937        22.139
2006.........    22.039        26.893           32         19.668        24.011           44         22.139        27.042
2007.........    26.893        32.121           26         24.011        28.694           47         27.042        32.332
-------------    ------        --------       ----         ------        --------         --         ------        --------
American Funds Growth Fund
1998.........
1999.........
2000.........
2001.........    10.000        12.315(1)         7         10.000        10.820(2)        20         10.000        12.320(1)
2002.........    12.315         9.151          107         10.820         8.044          140         12.320         9.164
2003.........     9.151        12.314          224          8.044        10.830          307          9.164        12.344
2004.........    12.314        13.627          233         10.830        11.990          443         12.344        13.673
2005.........    13.627        15.574          265         11.990        13.711          467         13.673        15.643
2006.........    15.574        16.884          230         13.711        14.872          460         15.643        16.976
2007.........    16.884        18.659          203         14.872        16.443          423         16.976        18.779
-------------    ------        --------       ----         ------        --------        ---         ------        --------
American Funds Growth-Income Fund
1998.........
1999.........
2000.........
2001.........    10.000        11.314(1)         7         10.000        10.535(2)        48         10.000        11.320(1)
2002.........    11.314         9.088          199         10.535         8.466          279         11.320         9.101
2003.........     9.088        11.838          365          8.466        11.033          385          9.101        11.867
2004.........    11.838        12.852          372         11.033        11.984          581         11.867        12.897
2005.........    12.852        13.379          378         11.984        12.482          604         12.897        13.439
2006.........    13.379        15.161          327         12.482        14.151          577         13.439        15.244
2007.........    15.161        15.665          285         14.151        14.629          524         15.244        15.767
-------------    ------        --------       ----         ------        --------        ---         ------        --------



              with Step-Up                             with GOP
              -------------               ----------------------------------
                                                                       Accumulation unit
                              Accumulation unit value                        value
                Number of   ---------------------------   Number of   --------------------   Number of
               accumulation  Beginning       End of      accumulation  Beginning   End of   accumulation
                  units      of period       period         units      of period   period      units
              ------------- ----------- --------------- ------------- ----------- -------- -------------
                  (Accumulation unit value in dollars and Number of accumulation units in thousands)
AllianceBernstein VPS Small/Mid Cap Value
1998.........                   N/A          N/A             N/A
1999.........                   N/A          N/A             N/A
2000.........                   N/A          N/A             N/A
2001.........        4         10.000        11.883(1)           1
2002.........       40         11.883        10.971             98
2003.........       50         10.971        15.243            198       10.878   13.147          23
2004.........       54         15.243        17.898            221       13.147   15.452          55
2005.........       27         17.898        18.820            227       15.452   16.264          43
2006.........       21         18.820        21.194            210       16.264   18.334          37
2007.........       22         21.194        21.219            205       18.334   18.374          41
-------------       --         ------        --------        -----       ------   ------          --
American Century Investments VP Inflation Protection Fund
2004.........        7         10.000        10.420            121        9.910   10.426          17
2005.........       87         10.420        10.435            255       10.426   10.452          91
2006.........      109         10.435        10.452            270       10.452   10.479          88
2007.........      107         10.452        11.287            234       10.479   11.328          81
-------------      ---         ------        --------        -----       ------   ------          --
American Funds Global Growth Fund
2004.........      N/A         10.221        11.283             52       10.131   11.290          41
2005.........        3         11.283        12.692            125       11.290   12.713         123
2006.........        6         12.692        15.072            223       12.713   15.112         132
2007.........        9         15.072        17.070            242       15.112   17.131         106
-------------      ---         ------        --------        -----       ------   ------         ---
American Funds Global Small Capitalization Fund
1998.........                   N/A          N/A             N/A
1999.........                   N/A          N/A             N/A
2000.........                  10.000         6.920**          687
2001.........        1          6.920         5.946          1,070
2002.........       32          5.946         4.746          1,260
2003.........       55          4.746         7.186            421       11.382   14.156          41
2004.........       54          7.186         8.566          1,110       14.156   16.891         123
2005.........       30          8.566        10.588          1,257       16.891   20.900         162
2006.........       31         10.588        12.952          1,225       20.900   25.593         160
2007.........       25         12.952        15.509          1,133       25.593   30.675         140
-------------      ---         ------        --------        -----       ------   ------         ---
American Funds Growth Fund
1998.........                   N/A          N/A             N/A
1999.........                   N/A          N/A             N/A
2000.........                  10.000         9.691**        2,845
2001.........       21          9.691         7.821          7,187
2002.........      225          7.821         5.826         10,157
2003.........      311          5.826         7.860          5,111       10.694   12.337         441
2004.........      297          7.860         8.720          7,627       12.337   13.700       1,530
2005.........      256          8.720         9.991          7,686       13.700   15.712       1,627
2006.........      247          9.991        10.858          7,419       15.712   17.094       1,571
2007.........      236         10.858        12.029          6,813       17.094   18.957       1,389
-------------      ---         ------        --------       ------       ------   ------       -----
American Funds Growth-Income Fund
1998.........                   N/A          N/A             N/A
1999.........                   N/A          N/A             N/A
2000.........                  10.000        11.279**        1,269
2001.........       21         11.279        11.407          4,314
2002.........      333         11.407         9.185          7,545
2003.........      526          9.185        11.994          4,400       10.817   12.312         751
2004.........      546         11.994        13.055          6,929       12.312   13.413       2,255
2005.........      498         13.055        13.624          6,890       13.413   14.012       2,484
2006.........      455         13.624        15.477          6,695       14.012   15.934       2,323
2007.........      428         15.477        16.031          5,983       15.934   16.521       2,115
-------------      ---         ------        --------       ------       ------   ------       -----

                        with EEB and Step-Up                            with EEB                         with Step-Up
              ----------------------------------------- ----------------------------------------- ---------------------------
                Accumulation unit value                   Accumulation unit value                   Accumulation unit value
              ---------------------------   Number of   ---------------------------   Number of   ---------------------------
               Beginning       End of      accumulation  Beginning       End of      accumulation  Beginning       End of
               of period       period         units      of period       period         units      of period       period
              ----------- --------------- ------------- ----------- --------------- ------------- ----------- ---------------
                            (Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds International Fund
1998.........
1999.........
2000.........
2001.........    10.000        10.840(1)         3         10.000        10.224(2)         3         10.000        10.846(1)
2002.........    10.840         9.080           45         10.224         8.568           26         10.846         9.094
2003.........     9.080        12.045           97          8.568        11.371           82          9.094        12.075
2004.........    12.045        14.136           86         11.371        13.353          125         12.075        14.186
2005.........    14.136        16.895          102         13.353        15.966          129         14.186        16.972
2006.........    16.895        19.773           87         15.966        18.695          131         16.972        19.882
2007.........    19.773        23.344           76         18.695        22.082          125         19.882        23.496
-------------    ------        --------        ---         ------        --------        ---         ------        --------
Delaware VIP Capital Reserves
2005.........     N/A          N/A             N/A          N/A          N/A            N/A           N/A          N/A
2006.........     N/A          N/A             N/A          N/A          N/A            N/A           N/A          N/A
2007.........     N/A          N/A             N/A          N/A          N/A            N/A          10.323        10.466
-------------    ------        --------        ---         ------        --------       ----         ------        --------
Delaware VIP Diversified Income Series
2004.........    10.207        10.872            2         10.000        10.875            3         10.080        10.878
2005.........    10.872        10.631            4         10.875        10.639           10         10.878        10.648
2006.........    10.631        11.248            9         10.639        11.263            8         10.648        11.277
2007.........    11.248        11.884            9         11.263        11.906           10         11.277        11.927
-------------    ------        --------        ---         ------        --------       ----         ------        --------
Delaware VIP Emerging Markets Series(4)
2004.........     N/A          N/A             N/A         14.430        19.378            1         10.243        13.572
2005.........    19.360        24.206            8         19.378        24.241            2         13.572        16.986
2006.........    24.206        30.194            8         24.241        30.253            7         16.986        21.209
2007.........    30.194        41.137            8         30.253        41.238            9         21.209        28.925
-------------    ------        --------        ---         ------        --------       ----         ------        --------
Delaware VIP High Yield Series
1998.........
1999.........
2000.........
2001.........    10.000        10.309(1)         1         10.000        10.311(1)         1***      10.000        10.313(1)
2002.........    10.309        10.307           13         10.311        10.315            2         10.313        10.322
2003.........    10.307        13.039           51         10.315        13.055           42         10.322        13.071
2004.........    13.039        14.625           46         13.055        14.650           50         13.071        14.675
2005.........    14.625        14.866           46         14.650        14.899           48         14.675        14.932
2006.........    14.866        16.406           38         14.899        16.451           23         14.932        16.495
2007.........    16.406        16.549           24         16.451        16.602           23         16.495        16.655
-------------    ------        --------        ---         ------        --------       ----         ------        --------
Delaware VIP REIT Series
1998.........
1999.........
2000.........
2001.........    10.000        10.704(1)         1         10.000        10.707(1)         1***      10.000        10.708(1)
2002.........    10.704        10.989           18         10.707        10.997           11         10.708        11.006
2003.........    10.989        14.455           57         10.997        14.473           37         11.006        14.491
2004.........    14.455        18.639           48         14.473        18.671           55         14.491        18.704
2005.........    18.639        19.592           49         18.671        19.635           55         18.704        19.679
2006.........    19.592        25.500           41         19.635        25.569           52         19.679        25.640
2007.........    25.500        21.527           22         25.569        21.596           43         25.640        21.666
-------------    ------        --------        ---         ------        --------       ----         ------        --------
Delaware VIP Small Cap Value Series
1998.........
1999.........
2000.........
2001.........    10.000        11.798(1)         1         10.000        11.799(1)         2         10.000        11.801(1)
2002.........    11.798        10.940           28         11.799        10.947           15         11.801        10.954
2003.........    10.940        15.245           50         10.947        15.262           35         10.954        15.280
2004.........    15.245        18.169           49         15.262        18.199           46         15.280        18.229
2005.........    18.169        19.507           58         18.199        19.548           45         18.229        19.590
2006.........    19.507        22.235           49         19.548        22.294           44         19.590        22.353
2007.........    22.235        20.376           42         22.294        20.440           34         22.353        20.504
-------------    ------        --------        ---         ------        --------       ----         ------        --------



              with Step-Up                             with GOP
              -------------               ----------------------------------
                                                                       Accumulation unit
                              Accumulation unit value                        value
                Number of   ---------------------------   Number of   --------------------   Number of
               accumulation  Beginning       End of      accumulation  Beginning   End of   accumulation
                  units      of period       period         units      of period   period      units
              ------------- ----------- --------------- ------------- ----------- -------- -------------
                  (Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds International Fund
1998.........                   N/A          N/A             N/A
1999.........                   N/A          N/A             N/A
2000.........                  10.000         6.845**       1,907
2001.........        9          6.845         5.407         3,660
2002.........      128          5.407         4.541         4,553
2003.........      196          4.541         6.038         1,896        10.748    13.219       108
2004.........      201          6.038         7.104         3,302        13.219    15.569       425
2005.........      117          7.104         8.512         3,720        15.569    18.673       478
2006.........      118          8.512         9.987         3,826        18.673    21.930       466
2007.........      117          9.987        11.820         3,591        21.930    25.981       450
-------------      ---         ------        ------         -----        ------    ------       ---
Delaware VIP Capital Reserves
2005.........      N/A          9.922         9.936            11        10.015     9.940         1***
2006.........      N/A          9.936        10.222            17         9.940    10.237         7
2007.........        1         10.222        10.506            23        10.237    10.532         7
-------------      ---         ------        ------         -----        ------    ------       ---
Delaware VIP Diversified Income Series
2004.........       18         10.000        10.888           204        10.041    10.895        63
2005.........       21         10.888        10.673           337        10.895    10.690       113
2006.........       68         10.673        11.321           459        10.690    11.351       131
2007.........       71         11.321        11.992           545        11.351    12.035       119
-------------      ---         ------        ------         -----        ------    ------       ---
Delaware VIP Emerging Markets Series(4)
2004.........        4         10.103        13.584            32        10.271    13.592         4
2005.........       21         13.584        17.027           147        13.592    17.054        22
2006.........       23         17.027        21.293           153        17.054    21.347        29
2007.........       22         21.293        29.082           167        21.347    29.186        35
-------------      ---         ------        ------         -----        ------    ------       ---
Delaware VIP High Yield Series
1998.........                   N/A          N/A             N/A
1999.........                   N/A          N/A             N/A
2000.........                   N/A          N/A             N/A
2001.........        2         10.000        10.317(1)          1
2002.........       24         10.317        10.341           153
2003.........       68         10.341        13.114           600        10.208    11.092       104
2004.........       71         13.114        14.746           752        11.092    12.484       292
2005.........       71         14.746        15.027           642        12.484    12.734       288
2006.........       49         15.027        16.625           582        12.734    14.103       243
2007.........       42         16.625        16.811           531        14.103    14.275       213
-------------      ---         ------        --------       -----        ------    ------       ---
Delaware VIP REIT Series
1998.........                   N/A          N/A             N/A
1999.........                   N/A          N/A             N/A
2000.........                   N/A          N/A             N/A
2001.........        3         10.000        10.711(1)          4
2002.........       63         10.711        11.025           229
2003.........       81         11.025        14.539           506        10.399    12.212        68
2004.........       84         14.539        18.793           700        12.212    15.802       153
2005.........       68         18.793        19.803           644        15.802    16.668       157
2006.........       48         19.803        25.840           606        16.668    21.771       142
2007.........       41         25.840        21.868           443        21.771    18.442       117
-------------      ---         ------        --------       -----        ------    ------       ---
Delaware VIP Small Cap Value Series
1998.........                   N/A          N/A             N/A
1999.........                   N/A          N/A             N/A
2000.........                   N/A          N/A             N/A
2001.........        2         10.000        11.807(1)          8
2002.........       71         11.807        10.976           299
2003.........       95         10.976        15.333           667        10.703    13.184        76
2004.........       97         15.333        18.319           878        13.184    15.767       194
2005.........       64         18.319        19.717           866        15.767    16.988       213
2006.........       52         19.717        22.532           829        16.988    19.432       217
2007.........       43         22.532        20.699           724        19.432    17.869       190
-------------      ---         ------        --------       -----        ------    ------       ---

                        with EEB and Step-Up                            with EEB                         with Step-Up
              ----------------------------------------- ----------------------------------------- ---------------------------
                Accumulation unit value                   Accumulation unit value                   Accumulation unit value
              ---------------------------   Number of   ---------------------------   Number of   ---------------------------
               Beginning       End of      accumulation  Beginning       End of      accumulation  Beginning       End of
               of period       period         units      of period       period         units      of period       period
              ----------- --------------- ------------- ----------- --------------- ------------- ----------- ---------------
                            (Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP Trend Series
1998.........
1999.........
2000.........
2001.........    10.000        12.792(1)         2         10.000        12.794(1)         1         10.000        12.795(1)
2002.........    12.792        10.058           15         12.794        10.064           10         12.795        10.070
2003.........    10.058        13.335           39         10.064        13.351           37         10.070        13.365
2004.........    13.335        14.733           43         13.351        14.757           39         13.365        14.780
2005.........    14.733        15.305           31         14.757        15.338           32         14.780        15.370
2006.........    15.305        16.159           28         15.338        16.202           31         15.370        16.244
2007.........    16.159        17.557           23         16.202        17.613           25         16.244        17.666
-------------    ------        --------         --         ------        --------         --         ------        --------
Delaware VIP US Growth Series
1998.........
1999.........
2000.........
2001.........    10.000        11.643(1)         1***      10.000        11.645(1)         1***      10.000        11.646(1)
2002.........    11.643         8.101            2          N/A          N/A            N/A          11.646         8.110
2003.........     8.101         9.830            3          8.511         9.851           12          8.110         9.851
2004.........     9.830         9.962            3          9.851         9.988           15          9.851         9.993
2005.........     9.962        11.211            6          9.988        11.246           14          9.993        11.257
2006.........    11.211        11.254            3         11.246        11.296           13         11.257        11.313
2007.........    11.254        12.440            3         11.296        12.492           11         11.313        12.517
-------------    ------        --------         --         ------        --------       ----         ------        --------
Delaware VIP Value Series
1998.........
1999.........
2000.........
2001.........    10.000        11.099(1)         1***      10.000        11.100(1)         1***      10.000        11.103(1)
2002.........    11.099         8.864            3         11.100         8.869            1         11.103         8.875
2003.........     8.864        11.169           11          8.869        11.182           14          8.875        11.195
2004.........    11.169        12.589           11         11.182        12.610           17         11.195        12.631
2005.........    12.589        13.100           28         12.610        13.128           20         12.631        13.157
2006.........    13.100        15.952           20         13.128        15.994           22         13.157        16.037
2007.........    15.952        15.221           13         15.994        15.269           21         16.037        15.317
-------------    ------        --------         --         ------        --------       ----         ------        --------
DWS VIP Equity 500 Index
1998.........
1999.........
2000.........
2001.........    10.000        11.280(1)         1***      10.000        10.491(2)        12         10.000        11.285(1)
2002.........    11.280         8.620           11         10.491         8.020           30         11.285         8.631
2003.........     8.620        10.866           15          8.020        10.116           22          8.631        10.891
2004.........    10.866        11.820           21         10.116        11.010           25         10.891        11.859
2005.........    11.820        12.170           15         11.010        11.342           27         11.859        12.223
2006.........    12.170        13.829           13         11.342        12.894           29         12.223        13.903
2007.........    13.829        14.324            8         12.894        13.361           29         13.903        14.414
-------------    ------        --------         --         ------        --------       ----         ------        --------
DWS VIP Small Cap Index
1998.........
1999.........
2000.........
2001.........    10.000        12.116(1)         1***      10.000        12.117(1)         1***      10.000        12.118(1)
2002.........    12.116         9.464            3         12.117         9.470            1***      12.118         9.475
2003.........     9.464        13.632            4          9.470        13.647            3          9.475        13.661
2004.........    13.632        15.790            3         13.647        15.815            5         13.661        15.840
2005.........    15.790        16.193            4         15.815        16.227            4         15.840        16.261
2006.........    16.193        18.714            4         16.227        18.763            8         16.261        18.811
2007.........    18.714        18.058            4         18.763        18.114            5         18.811        18.170
-------------    ------        --------         --         ------        --------       ----         ------        --------



              with Step-Up                              with GOP
              -------------                ----------------------------------
                                                                        Accumulation unit
                              Accumulation unit value                         value
                Number of   ---------------------------    Number of   --------------------   Number of
               accumulation  Beginning       End of      accumulation   Beginning   End of   accumulation
                  units      of period       period          units      of period   period      units
              ------------- ----------- --------------- -------------- ----------- -------- -------------
                  (Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP Trend Series
1998.........                   N/A          N/A            N/A
1999.........                   N/A          N/A            N/A
2000.........                   N/A          N/A            N/A
2001.........        5         10.000        12.801(1)         6
2002.........       47         12.801        10.090          229
2003.........       53         10.090        13.412          524         11.056    12.566         52
2004.........       63         13.412        14.854          735         12.566    13.931        160
2005.........       50         14.854        15.470          628         13.931    14.523        160
2006.........       42         15.470        16.374          614         14.523    15.387        146
2007.........       38         16.374        17.835          524         15.387    16.777        132
-------------       --         ------        --------       -----        ------    ------        ---
Delaware VIP US Growth Series
1998.........                   N/A          N/A            N/A
1999.........                   N/A          N/A            N/A
2000.........                   N/A          N/A            N/A
2001.........        1***      10.000        11.652(1)         1***
2002.........        3         11.652         8.127            7
2003.........        8          8.127         9.886           65         10.337    11.484          4
2004.........        9          9.886        10.044          198         11.484    11.679         55
2005.........        8         10.044        11.331          195         11.679    13.189         48
2006.........        8         11.331        11.404          175         13.189    13.287         44
2007.........       10         11.404        12.637          163         13.287    14.738         37
-------------       --         ------        --------       -----        ------    ------        ---
Delaware VIP Value Series
1998.........                   N/A          N/A            N/A
1999.........                   N/A          N/A            N/A
2000.........                   N/A          N/A            N/A
2001.........        1***      10.000        11.107(1)         1***
2002.........       17         11.107         8.893           36
2003.........       28          8.893        11.234           92         11.097    12.064         27
2004.........       30         11.234        12.694          197         12.064    13.645         83
2005.........       51         12.694        13.242          268         13.645    14.249         83
2006.........       55         13.242        16.166          360         14.249    17.411         85
2007.........       54         16.166        15.463          406         17.411    16.672         77
-------------       --         ------        --------       -----        ------    ------        ---
DWS VIP Equity 500 Index
1998.........                  10.000        10.353*          91
1999.........                  10.353        12.299         3,761
2000.........                  12.299        11.008         5,905
2001.........        1***      11.008         9.533         6,274
2002.........       10          9.533         7.302         5,366
2003.........       48          7.302         9.229          310         10.693    12.078         27
2004.........       32          9.229        10.064          371         12.078    13.185         88
2005.........       31         10.064        10.388          339         13.185    13.623         76
2006.........       36         10.388        11.834          325         13.623    15.534         68
2007.........       28         11.834        12.287          293         15.534    16.146         66
-------------       --         ------        --------       -----        ------    ------        ---
DWS VIP Small Cap Index
1998.........                   N/A          N/A            N/A
1999.........                   N/A          N/A            N/A
2000.........                   N/A          N/A            N/A
2001.........        1***      10.000        12.124(1)         1***
2002.........        5         12.124         9.494           17
2003.........        7          9.494        13.708           52         11.993    13.582         11
2004.........        8         13.708        15.918           92         13.582    15.787         20
2005.........        9         15.918        16.366          105         15.787    16.247         26
2006.........       20         16.366        18.961          109         16.247    18.842         28
2007.........       19         18.961        18.342           92         18.842    18.246         27
-------------       --         ------        --------       -----        ------    ------        ---

                        with EEB and Step-Up                            with EEB                         with Step-Up
              ----------------------------------------- ----------------------------------------- ---------------------------
                Accumulation unit value                   Accumulation unit value                   Accumulation unit value
              ---------------------------   Number of   ---------------------------   Number of   ---------------------------
               Beginning       End of      accumulation  Beginning       End of      accumulation  Beginning       End of
               of period       period         units      of period       period         units      of period       period
              ----------- --------------- ------------- ----------- --------------- ------------- ----------- ---------------
                            (Accumulation unit value in dollars and Number of accumulation units in thousands)
Fidelity VIP Contrafund Portfolio
1998.........
1999.........
2000.........
2001.........    10.000        10.938(1)         1***      10.000        10.939(1)         1***      10.000        10.941(1)
2002.........    10.938         9.725            4         10.939         9.730            3         10.941         9.737
2003.........     9.725        12.263           30          9.730        12.275           49          9.737        12.291
2004.........    12.263        13.891           24         12.275        13.912           76         12.291        13.937
2005.........    13.891        15.940           45         13.912        15.972           80         13.937        16.008
2006.........    15.940        17.471           36         15.972        17.515           90         16.008        17.564
2007.........    17.471        20.159           37         17.515        20.219           80         17.564        20.286
-------------    ------        --------         --         ------        --------         --         ------        --------
Fidelity VIP Equity-Income Portfolio
1998.........
1999.........
2000.........
2001.........    10.000        11.098(1)         3         10.000        11.100(1)         1***      10.000        11.102(1)
2002.........    11.098         9.044           21         11.100         9.050            3         11.102         9.056
2003.........     9.044        11.568           46          9.050        11.580           35          9.056        11.595
2004.........    11.568        12.656           53         11.580        12.677           66         11.595        12.699
2005.........    12.657        13.143           59         12.677        13.171           66         12.699        13.200
2006.........    13.143        15.504           51         13.171        15.545           75         13.200        15.587
2007.........    15.504        15.445           40         15.545        15.492           79         15.587        15.543
-------------    ------        --------         --         ------        --------         --         ------        --------
Fidelity VIP Growth Portfolio
1998.........
1999.........
2000.........
2001.........    10.000        11.775(1)         1***      10.000        11.777(1)         1***      10.000        11.778(1)
2002.........    11.775         8.073            4         11.777         8.078            2         11.778         8.083
2003.........     8.073        10.525           17          8.078        10.537            4          8.083        10.549
2004.........    10.525        10.676           25         10.537        10.694            4         10.549        10.711
2005.........    10.676        11.079           25         10.694        11.103            7         10.711        11.126
2006.........    11.079        11.614           24         11.103        11.645            7         11.126        11.675
2007.........    11.614        14.470           15         11.645        14.515            6         11.675        14.560
-------------    ------        --------         --         ------        --------         --         ------        --------
Fidelity VIP Mid Cap
2005.........    10.237        11.564            1         10.000        11.568            1         10.182        11.571
2006.........    11.564        12.786            5         11.568        12.796           17         11.571        12.806
2007.........    12.786        14.506            7         12.796        14.524           13         12.806        14.543
-------------    ------        --------         --         ------        --------         --         ------        --------
Fidelity VIP Overseas Portfolio
1998.........
1999.........
2000.........
2001.........    10.000        10.902(1)         1***      10.000        10.903(1)         1***      10.000        10.905(1)
2002.........    10.902         8.528            1***      10.903         8.534            1***      10.905         8.540
2003.........     8.528        11.999            7         10.476        12.017            1          8.540        12.028
2004.........    11.999        13.374           11         12.017        13.401            9         12.028        13.419
2005.........    13.374        15.626           16         13.401        15.665           13         13.419        15.695
2006.........    15.626        18.102           16         15.665        18.156            9         15.695        18.200
2007.........    18.102        20.843           11         18.156        20.915            7         18.200        20.976
-------------    ------        --------         --         ------        --------         --         ------        --------
FTVIPT Franklin Income Securities
2006.........     N/A          N/A            N/A          10.438        11.225            3          N/A          N/A
2007.........    11.375        11.453           30         11.225        11.462           14         11.474        11.471
-------------    ------        --------       ----         ------        --------         --         ------        --------
FTVIPT Franklin Small-Mid Cap Growth Securities Fund
1998.........
1999.........
2000.........
2001.........    10.000        12.296(1)         2         10.000        12.298(1)         4         10.000        12.301(1)
2002.........    12.296         8.625           12         12.298         8.631           10         12.301         8.637
2003.........     8.625        11.644           29          8.631        11.658           15          8.637        11.672
2004.........    11.644        12.768           21         11.658        12.789           16         11.672        12.811
2005.........    12.768        13.160           20         12.789        13.189           15         12.811        13.218
2006.........    13.160        14.070           19         13.189        14.108           15         13.218        14.146
2007.........    14.070        15.396           17         14.108        15.445           15         14.146        15.494
-------------    ------        --------       ----         ------        --------         --         ------        --------



              with Step-Up                             with GOP
              -------------               ----------------------------------
                                                                       Accumulation unit
                              Accumulation unit value                        value
                Number of   ---------------------------   Number of   --------------------   Number of
               accumulation  Beginning       End of      accumulation  Beginning   End of   accumulation
                  units      of period       period         units      of period   period      units
              ------------- ----------- --------------- ------------- ----------- -------- -------------
                  (Accumulation unit value in dollars and Number of accumulation units in thousands)
Fidelity VIP Contrafund Portfolio
1998.........                   N/A          N/A             N/A
1999.........                   N/A          N/A             N/A
2000.........                   N/A          N/A             N/A
2001.........        1***      10.000        10.946(1)          1
2002.........       17         10.946         9.757           121
2003.........       37          9.757        12.334           384       10.435    12.276         62
2004.........       69         12.334        14.007           727       12.276    13.954        226
2005.........       88         14.007        16.113           878       13.954    16.069        313
2006.........      101         16.113        17.705           957       16.069    17.674        312
2007.........       94         17.705        20.480           887       17.674    20.465        268
-------------      ---         ------        --------        ----       ------    ------        ---
Fidelity VIP Equity-Income Portfolio
1998.........                   N/A          N/A             N/A
1999.........                   N/A          N/A             N/A
2000.........                   N/A          N/A             N/A
2001.........        1***      10.000        11.107(1)          4
2002.........       22         11.107         9.074           225
2003.........       54          9.074        11.635           559       10.739    12.419         51
2004.........       57         11.635        12.762           721       12.419    13.636        307
2005.........       50         12.762        13.285           682       13.636    14.209        306
2006.........       56         13.285        15.711           655       14.209    16.821        299
2007.........       43         15.711        15.690           600       16.821    16.815        274
-------------      ---         ------        --------        ----       ------    ------        ---
Fidelity VIP Growth Portfolio
1998.........                   N/A          N/A             N/A
1999.........                   N/A          N/A             N/A
2000.........                   N/A          N/A             N/A
2001.........        1***      10.000        11.783(1)         12
2002.........        6         11.783         8.099            84
2003.........       15          8.099        10.585           167       10.891    12.308          7
2004.........       18         10.585        10.764           190       12.308    12.528         53
2005.........       23         10.764        11.198           187       12.528    13.047         42
2006.........       23         11.198        11.768           164       13.047    13.725         44
2007.........       15         11.768        14.699           158       13.725    17.159         39
-------------      ---         ------        --------        ----       ------    ------        ---
Fidelity VIP Mid Cap
2005.........       15         10.000        11.581            72       10.145    11.587         32
2006.........       10         11.581        12.836           211       11.587    12.856         77
2007.........       10         12.836        14.599           181       12.856    14.637         78
-------------      ---         ------        --------        ----       ------    ------        ---
Fidelity VIP Overseas Portfolio
1998.........                   N/A          N/A             N/A
1999.........                   N/A          N/A             N/A
2000.........                   N/A          N/A             N/A
2001.........        1***      10.000        10.910(1)          5
2002.........        8         10.910         8.557            23
2003.........       16          8.557        12.069            63       11.430    14.211          4
2004.........       12         12.069        13.486           194       14.211    15.895         57
2005.........        9         13.486        15.796           227       15.895    18.637         60
2006.........       13         15.796        18.345           220       18.637    21.665         56
2007.........       11         18.345        21.175           183       21.665    25.033         54
-------------      ---         ------        --------        ----       ------    ------        ---
FTVIPT Franklin Income Securities
2006.........     N/A           9.990        11.239           103       10.106    11.246         16
2007.........        3         11.239        11.499           353       11.246    11.518         37
-------------     ----         ------        --------        ----       ------    ------        ---
FTVIPT Franklin Small-Mid Cap Growth Securities Fund
1998.........                   N/A          N/A             N/A
1999.........                   N/A          N/A             N/A
2000.........                  10.000         7.540**         834
2001.........        1          7.540         6.301         1,471
2002.........       14          6.301         4.431         1,735
2003.........       25          4.431         5.997           495       10.959    12.971         19
2004.........       19          5.997         6.592           747       12.971    14.273         55
2005.........       13          6.592         6.812           787       14.273    14.763         51
2006.........       12          6.812         7.301           760       14.763    15.839         51
2007.........        9          7.301         8.009           678       15.839    17.392         44
-------------     ----         ------        --------       -----       ------    ------        ---

                        with EEB and Step-Up                            with EEB                         with Step-Up
              ----------------------------------------- ----------------------------------------- ---------------------------
                Accumulation unit value                   Accumulation unit value                   Accumulation unit value
              ---------------------------   Number of   ---------------------------   Number of   ---------------------------
               Beginning       End of      accumulation  Beginning       End of      accumulation  Beginning       End of
               of period       period         units      of period       period         units      of period       period
              ----------- --------------- ------------- ----------- --------------- ------------- ----------- ---------------
                            (Accumulation unit value in dollars and Number of accumulation units in thousands)
FTVIPT Mutual Shares Securities
2006.........    10.492        11.267            4         10.134        11.270            5         11.151        11.274
2007.........    11.267        11.467            5         11.270        11.477           12         11.274        11.486
-------------    ------        ------            -         ------        ------           --         ------        ------
FTVIPT Templeton Global Income Securities
2005.........     9.944         9.873            4          N/A          N/A            N/A           9.763         9.879
2006.........     9.873        10.952            5         10.217        10.960            2          9.879        10.969
2007.........    10.952        11.958            5         10.960        11.973            6         10.969        11.988
-------------    ------        ------            -         ------        ------         ----         ------        ------
FTVIPT Templeton Growth Securities Fund
1998.........
1999.........
2000.........
2001.........    10.000        11.171(1)         1***      10.000        11.172(1)         2         10.000        11.177(1)
2002.........    11.171         8.956            6         11.172         8.962            8         11.177         8.969
2003.........     8.956        11.641           18          8.962        11.654           25          8.969        11.670
2004.........    11.641        13.285           19         11.654        13.307           34         11.670        13.332
2005.........    13.285        14.226           20         13.307        14.256           35         13.332        14.290
2006.........    14.226        17.045           17         14.256        17.090           36         14.290        17.139
2007.........    17.045        17.160           15         17.090        17.213           31         17.139        17.271
-------------    ------        --------         --         ------        --------       ----         ------        --------
Janus Aspen Balanced Portfolio
1998.........
1999.........
2000.........
2001.........    10.000        10.661(1)         1***      10.000        10.662(1)         1***      10.000        10.665(1)
2002.........    10.661         9.786            7         10.662         9.793            1         10.665         9.800
2003.........     9.786        10.947           38          9.793        10.960           20          9.800        10.973
2004.........    10.947        11.660           24         10.960        11.680           46         10.973        11.701
2005.........    11.660        12.348           31         11.680        12.376           43         11.701        12.403
2006.........    12.348        13.411           26         12.376        13.448           43         12.403        13.484
2007.........    13.411        14.549           22         13.448        14.596           35         13.484        14.643
-------------    ------        --------         --         ------        --------       ----         ------        --------
Janus Aspen Mid Cap Growth Portfolio
1998.........
1999.........
2000.........
2001.........    10.000        11.386(1)         1***      10.000        11.387(1)         1***      10.000        11.389(1)
2002.........    11.386         8.047            2         11.387         8.052            2         11.389         8.058
2003.........     8.047        10.667            2          8.052        10.679            5          8.058        10.692
2004.........    10.667        12.640            2         10.679        12.662           10         10.692        12.683
2005.........    12.640        13.929            2         12.662        13.959           10         12.683        13.990
2006.........    13.929        15.524            2         13.959        15.566            8         13.990        15.608
2007.........    15.524        18.590            2         15.566        18.649            9         15.608        18.709
-------------    ------        --------         --         ------        --------       ----         ------        --------
Janus Aspen Worldwide Growth Portfolio
1998.........
1999.........
2000.........
2001.........    10.000        11.512(1)         1***      10.000        11.513(1)         1***      10.000        11.514(1)
2002.........    11.512         8.412            1         11.513         8.417            6         11.514         8.422
2003.........     8.412        10.234            3          8.417        10.245            5          8.422        10.256
2004.........    10.234        10.522            2         10.245        10.539            5         10.256        10.556
2005.........    10.522        10.926            3         10.539        10.949            5         10.556        10.972
2006.........    10.926        12.675            3         10.949        12.708            4         10.972        12.741
2007.........    12.675        13.635            1         12.708        13.678            4         12.741        13.720
-------------    ------        --------         --         ------        --------       ----         ------        --------
Lincoln VIP Core Fund(3)
2005.........     N/A          N/A            N/A           N/A          N/A            N/A           N/A          N/A
2006.........    10.629        11.454            1          N/A          N/A            N/A           N/A          N/A
-------------    ------        --------       ----         ------        --------       ----         ------        --------
Lincoln VIP Growth Fund(4)
2005.........     N/A          N/A            N/A           N/A          N/A            N/A           N/A          N/A
2006.........     N/A          N/A            N/A          11.350        11.279            1***       N/A          N/A
-------------    ------        --------       ----         ------        --------       ----         ------        --------
Lincoln VIP Growth Opportunities(5)
2005.........     N/A          N/A            N/A           N/A          N/A            N/A           N/A          N/A
2006.........     N/A          N/A            N/A          12.505        12.375            1*         N/A          N/A
-------------    ------        --------       ----         ------        --------       ----         ------        --------



              with Step-Up                             with GOP
              -------------               ----------------------------------
                                                                      Accumulation unit
                             Accumulation unit value                        value
                Number of   --------------------------   Number of   --------------------   Number of
               accumulation  Beginning      End of      accumulation  Beginning   End of   accumulation
                  units      of period      period         units      of period   period      units
              ------------- ----------- -------------- ------------- ----------- -------- -------------
                 (Accumulation unit value in dollars and Number of accumulation units in thousands)
FTVIPT Mutual Shares Securities
2006.........        1***       9.899       11.284           68         10.057    11.291        24
2007.........       18         11.284       11.514          223         11.291    11.532        45
-------------       --         ------       ------          ---         ------    ------        --
FTVIPT Templeton Global Income Securities
2005.........        4          9.952        9.887           26          9.912     9.893        11
2006.........        8          9.887       10.995           95          9.893    11.012        20
2007.........       18         10.995       12.035          153         11.012    12.066        24
-------------       --         ------       ------          ---         ------    ------        --
FTVIPT Templeton Growth Securities Fund
1998.........                   N/A         N/A             N/A
1999.........                   N/A         N/A             N/A
2000.........                  10.000       11.029**        155
2001.........        1***      11.029       10.733          376
2002.........       18         10.733        8.627          609
2003.........       24          8.627       11.241          326         10.803    12.709        44
2004.........       25         11.241       12.861          451         12.709    14.555       104
2005.........       23         12.861       13.806          508         14.555    15.641       105
2006.........       21         13.806       16.583          528         15.641    18.806       112
2007.........       17         16.583       16.737          495         18.806    18.998       103
-------------       --         ------       ------          ---         ------    ------       ---
Janus Aspen Balanced Portfolio
1998.........                   N/A         N/A             N/A
1999.........                   N/A         N/A             N/A
2000.........                   N/A         N/A             N/A
2001.........        3         10.000       10.669(1)         3
2002.........       41         10.669        9.819          310
2003.........       90          9.819       11.011          659         10.208    10.863        47
2004.........       85         11.011       11.758          668         10.863    11.612       115
2005.........       82         11.758       12.483          593         11.612    12.340       119
2006.........       58         12.483       13.591          503         12.340    13.450       107
2007.........       48         13.591       14.781          428         13.450    14.642       104
-------------       --         ------       --------        ---         ------    ------       ---
Janus Aspen Mid Cap Growth Portfolio
1998.........                   N/A         N/A             N/A
1999.........                   N/A         N/A             N/A
2000.........                   N/A         N/A             N/A
2001.........        1***      10.000       11.394(1)         1
2002.........        4         11.394        8.073           14
2003.........        4          8.073       10.729           35         10.848    12.428         7
2004.........        5         10.729       12.746           94         12.428    14.780        16
2005.........        5         12.746       14.080           93         14.780    16.343        12
2006.........        4         14.080       15.732           81         16.343    18.279        10
2007.........        4         15.732       18.886           74         18.279    21.966        10
-------------       --         ------       --------        ---         ------    ------       ---
Janus Aspen Worldwide Growth Portfolio
1998.........                   N/A         N/A             N/A
1999.........                   N/A         N/A             N/A
2000.........                   N/A         N/A             N/A
2001.........        1***      10.000       11.520(1)         2
2002.........       11         11.520        8.439           89
2003.........       11          8.439       10.292          124         11.070    12.228         4
2004.........        5         10.292       10.609          122         12.228    12.617        11
2005.........        4         10.609       11.044          110         12.617    13.147         8
2006.........        3         11.044       12.843          105         13.147    15.305         8
2007.........        3         12.843       13.851          101         15.305    16.522         7
-------------       --         ------       --------        ---         ------    ------       ---
Lincoln VIP Core Fund(3)
2005.........     N/A          10.047       10.259            6          N/A        N/A        N/A
2006.........     N/A          10.259       11.499           24          N/A        N/A        N/A
-------------     ----         ------       --------        ---         ------    ------       ---
Lincoln VIP Growth Fund(4)
2005.........     N/A          10.126       10.834            1          N/A        N/A        N/A
2006.........     N/A          10.834       11.315            3         11.073    11.333         1
-------------     ----         ------       --------        ---         ------    ------       ---
Lincoln VIP Growth Opportunities(5)
2005.........     N/A           N/A         N/A             N/A         10.243    11.462         3
2006.........     N/A          12.692       12.414            1         11.462    12.434         3
-------------     ----         ------       --------        ---         ------    ------       ---

                        with EEB and Step-Up                            with EEB                         with Step-Up
              ----------------------------------------- ----------------------------------------- ---------------------------
                Accumulation unit value                   Accumulation unit value                   Accumulation unit value
              ---------------------------   Number of   ---------------------------   Number of   ---------------------------
               Beginning       End of      accumulation  Beginning       End of      accumulation  Beginning       End of
               of period       period         units      of period       period         units      of period       period
              ----------- --------------- ------------- ----------- --------------- ------------- ----------- ---------------
                            (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln VIP Money Market Fund
1998.........
1999.........
2000.........
2001.........    10.000        10.022(1)        9          10.000        10.029(2)       27          10.000        10.027(1)
2002.........    10.022         9.997          24          10.029        10.009          52          10.027        10.012
2003.........     9.997         9.900          27          10.009         9.917          61          10.012         9.925
2004.........     9.900         9.823          73           9.917         9.845          31           9.925         9.858
2005.........     9.823         9.932          39           9.845         9.959          53           9.858         9.977
2006.........     9.932        10.227          67           9.959        10.260          77           9.977        10.284
2007.........    10.227        10.559          37          10.260        10.598          83          10.284        10.628
-------------    ------        --------        --          ------        --------        --          ------        --------
Lincoln VIPT Baron Growth Opportunities(6)
2006.........     N/A          N/A            N/A           N/A          N/A            N/A          10.764        10.623
2007.........    11.522        10.800           1*         11.133        10.808           1          10.623        10.817
-------------    ------        --------       ---          ------        --------       ---          ------        --------
Lincoln VIPT Capital Growth
2007.........     N/A          N/A            N/A          10.195        10.704           1*          N/A          N/A
-------------    ------        --------       ---          ------        --------       ---          ------        --------
Lincoln VIPT Cohen & Steers Global Real Estate
2007.........     9.557         8.218           6           9.275         8.221           2           9.509         8.223
-------------    ------        --------       ---          ------        --------       ---          ------        --------
Lincoln VIPT Delaware Bond
1998.........
1999.........
2000.........
2001.........    10.000        10.118(1)       21          10.000        10.101(2)       15          10.000        10.124(1)
2002.........    10.118        10.963         115          10.101        10.951         114          10.124        10.980
2003.........    10.963        11.569         189          10.951        11.561         203          10.980        11.599
2004.........    11.569        11.983         228          11.561        11.981         217          11.599        12.026
2005.........    11.983        12.098         191          11.981        12.102         224          12.026        12.154
2006.........    12.098        12.461         176          12.102        12.472         176          12.154        12.531
2007.........    12.461        12.925         136          12.472        12.942         174          12.531        13.010
-------------    ------        --------       ---          ------        --------       ---          ------        --------
Lincoln VIPT Delaware Growth and Income
2005.........     N/A          N/A            N/A           N/A          N/A            N/A           N/A          N/A
2006.........     N/A          N/A            N/A           N/A          N/A            N/A          10.784        11.444
2007.........     N/A          N/A            N/A           N/A          N/A            N/A          11.444        11.928
-------------    ------        --------       ---          ------        --------       ---          ------        --------
Lincoln VIPT Delaware Social Awareness
1998.........
1999.........
2000.........
2001.........    10.000        11.512(1)        1***       10.000        11.513(1)        1***       10.000        11.515(1)
2002.........    11.512         8.817           3           N/A          N/A            N/A          11.515         8.827
2003.........     8.817        11.436           7           9.248        11.466           2           8.827        11.460
2004.........    11.436        12.678           7          11.466        12.717           9          11.460        12.717
2005.........    12.678        13.970          12          12.717        14.021           7          12.717        14.028
2006.........    13.970        15.433          11          14.021        15.496           7          14.028        15.512
2007.........    15.433        15.631           5          15.496        15.703           6          15.512        15.726
-------------    ------        --------       ---          ------        --------       ---          ------        --------
Lincoln VIPT Delaware Special Opportunities
2007.........     N/A          N/A            N/A           N/A          N/A            N/A           N/A          N/A
-------------    ------        --------       ---          ------        --------       ---          ------        --------
Lincoln VIPT FI Equity-Income
2005.........     N/A          N/A            N/A           N/A          N/A            N/A           N/A          N/A
2006.........     N/A          N/A            N/A           N/A          N/A            N/A           N/A          N/A
2007.........     N/A          N/A            N/A           N/A          N/A            N/A           N/A          N/A
-------------    ------        --------       ---          ------        --------       ---          ------        --------
Lincoln VIPT Janus Capital Appreciation
1998.........
1999.........
2000.........
2001.........    10.000        11.623(1)        1***       10.000        11.625(1)        1***       10.000        11.626(1)
2002.........    11.623         8.348           1          11.625         8.353           1          11.626         8.358
2003.........     8.348        10.877           1           8.353        10.889           1           8.358        10.901
2004.........    10.877        11.264           1          10.889        11.282           2          10.901        11.300
2005.........    11.264        11.546           3          11.282        11.569           2          11.300        11.594
2006.........    11.546        12.455           2          11.569        12.487           3          11.594        12.520
2007.........     N/A          N/A            N/A          12.487        14.798           2          12.520        14.844
-------------    ------        --------       ---          ------        --------       ---          ------        --------



              with Step-Up                             with GOP
              -------------               ----------------------------------
                                                                       Accumulation unit
                              Accumulation unit value                        value
                Number of   ---------------------------   Number of   --------------------   Number of
               accumulation  Beginning       End of      accumulation  Beginning   End of   accumulation
                  units      of period       period         units      of period   period      units
              ------------- ----------- --------------- ------------- ----------- -------- -------------
                  (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln VIP Money Market Fund
1998.........                  10.000        10.034*          348
1999.........                  10.034        10.364         1,721
2000.........                  10.364        10.840         2,790
2001.........       27         10.840        11.119         5,801
2002.........      117         11.119        11.119         6,446
2003.........       79         11.119        11.039           723         9.994     9.956         58
2004.........      137         11.039        10.981           753         9.956     9.914        156
2005.........      144         10.981        11.131           839         9.914    10.058        174
2006.........      157         11.131        11.490         1,011        10.058    10.393        305
2007.........      149         11.490        11.892         1,153        10.393    10.768        385
-------------      ---         ------        ------         -----        ------    ------        ---
Lincoln VIPT Baron Growth Opportunities(6)
2006.........        1***       9.473        10.632             4         N/A        N/A        N/A
2007.........        1         10.632        10.843            23        11.264    10.861          3
-------------      ---         ------        ------         -----        ------    ------       ----
Lincoln VIPT
Capital
Growth
2007.........     N/A          10.601        10.717             2         N/A        N/A        N/A
-------------     ----         ------        ------         -----        ------    ------       ----
Lincoln VIPT
Cohen &
Steers Global
Real Estate
2007.........        1          9.510         8.231            48         9.403     8.236          2
-------------     ----         ------        ------         -----        ------    ------       ----
Lincoln VIPT Delaware Bond
1998.........                  10.000        10.095*           46
1999.........                  10.095         9.631         1,260
2000.........                   9.631        10.530         2,348
2001.........       19         10.530        11.334         5,439
2002.........      302         11.334        12.312        10,002
2003.........      398         12.312        13.025         2,682        10.165    10.049        286
2004.........      356         13.025        13.525         3,237        10.049    10.445        897
2005.........      343         13.525        13.689         3,147        10.445    10.582      1,024
2006.........      295         13.689        14.135         2,837        10.582    10.938      1,006
2007.........      297         14.135        14.697         2,630        10.938    11.384        955
-------------     ----         ------        ------        ------        ------    ------      -----
Lincoln VIPT Delaware Growth and Income
2005.........     N/A          10.058        10.379             1         N/A        N/A        N/A
2006.........        8         10.379        11.471            10        10.569    11.489          5
2007.........        9         11.471        11.973            18        11.489    12.005          6
-------------     ----         ------        ------        ------        ------    ------      -----
Lincoln VIPT Delaware Social Awareness
1998.........                   N/A          N/A            N/A
1999.........                   N/A          N/A            N/A
2000.........                   N/A          N/A            N/A
2001.........        1***      10.000        11.520(1)          1***
2002.........        9         11.520         8.845            11
2003.........       11          8.845        11.501            72        10.740    12.305         11
2004.........       11         11.501        12.782           205        12.305    13.689         81
2005.........       11         12.782        14.120           234        13.689    15.137         90
2006.........       11         14.120        15.638           204        15.137    16.781         83
2007.........       11         15.638        15.878           187        16.781    17.055         77
-------------     ----         ------        --------      ------        ------    ------      -----
Lincoln VIPT
Delaware
Special
Opportunities
2007.........     N/A           N/A          N/A            N/A           N/A        N/A        N/A
-------------     ----         ------        --------      ------        ------    ------      -----
Lincoln VIPT FI Equity-Income
2005.........     N/A          10.039        10.487             9        10.040    10.493         15
2006.........     N/A          10.487        11.478            18        10.493    11.496         15
2007.........     N/A          11.478        11.782            18        11.496    11.812         14
-------------     ----         ------        --------      ------        ------    ------      -----
Lincoln VIPT Janus Capital Appreciation
1998.........                   N/A          N/A            N/A
1999.........                   N/A          N/A            N/A
2000.........                   N/A          N/A            N/A
2001.........        1***      10.000        11.631(1)          1***
2002.........        4         11.631         8.374            12
2003.........        5          8.374        10.939            29        10.658    12.233          5
2004.........        4         10.939        11.357            43        12.233    12.713         14
2005.........        4         11.357        11.669            50        12.713    13.076         14
2006.........        3         11.669        12.620            44        13.076    14.155         14
2007.........        1         12.620        14.985            42        14.155    16.825         15
-------------     ----         ------        --------      ------        ------    ------      -----

                        with EEB and Step-Up                            with EEB                         with Step-Up
              ----------------------------------------- ----------------------------------------- ---------------------------
                Accumulation unit value                   Accumulation unit value                   Accumulation unit value
              ---------------------------   Number of   ---------------------------   Number of   ---------------------------
               Beginning       End of      accumulation  Beginning       End of      accumulation  Beginning       End of
               of period       period         units      of period       period         units      of period       period
              ----------- --------------- ------------- ----------- --------------- ------------- ----------- ---------------
                            (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln VIPT Marsico International Growth
2007.........     N/A          N/A            N/A          11.369        11.149           1           9.732        11.153
-------------     --           ----           ---          ------        ------           -           -----        ------
Lincoln VIPT MFS Value
2007.........     N/A          N/A            N/A          10.025         9.710           1*          N/A          N/A
-------------     --           ----           ---          ------        ------           -           -----        ------
Lincoln VIPT Mid-Cap Growth
2007.........     N/A          N/A            N/A           N/A          N/A            N/A           N/A          N/A
-------------     --           ----           ---          ------        ------         ---           -----        ------
Lincoln VIPT Mid-Cap Value
2007.........     N/A          N/A            N/A           9.601         8.638           1*          9.948         8.641
-------------     --           ----           ---          ------        ------         ---           -----        ------
Lincoln VIPT Mondrian International Value
1998.........
1999.........
2000.........
2001.........    10.000        11.026(1)         1***      10.000        11.027(1)        1***       10.000        11.029(1)
2002.........    11.026         9.676            2         11.027         9.682           1          11.029         9.686
2003.........     9.676        13.478            7          9.682        13.494          10           9.686        13.506
2004.........    13.478        16.033            7         13.494        16.060          14          13.506        16.083
2005.........    16.033        17.749           12         16.060        17.788          16          16.083        17.822
2006.........    17.749        22.698           15         17.788        22.758          14          17.822        22.814
2007.........    22.698        24.891           14         22.758        24.970          14          22.814        25.043
-------------    ------        --------       ----         ------        --------       ---          ------        --------
Lincoln VIPT S&P 500 Index
2007.........    11.442        11.320            1          N/A          N/A            N/A           N/A          N/A
-------------    ------        --------       ----         ------        --------       ---          ------        --------
Lincoln VIPT Small Cap Index
2007.........     N/A          N/A            N/A           N/A          N/A            N/A           N/A          N/A
-------------    ------        --------       ----         ------        --------       ---          ------        --------
Lincoln VIPT T. Rowe Price Growth Stock
2007.........     N/A          N/A            N/A          10.386         9.924           1*          N/A          N/A
-------------    ------        --------       ----         ------        --------       ---          ------        --------
Lincoln VIPT T. Rowe Price Structured Mid-Cap Growth
1998.........
1999.........
2000.........
2001.........    10.000        12.414(1)         1***      10.000        12.416(1)        1***       10.000        12.417(1)
2002.........    12.414         8.510            1          N/A          N/A            N/A           N/A          N/A
2003.........     8.510        11.103            2          8.985        11.139           3           9.908        11.132
2004.........    11.103        12.414            2         11.139        12.461           3           N/A          N/A
2005.........    12.414        13.408            1         12.461        13.465           3           N/A          N/A
2006.........    13.408        14.412            1         13.465        14.481           1          14.510        14.493
2007.........    14.412        16.103            1         14.481        16.187           1          14.493        16.209
-------------    ------        --------       ----         ------        --------       ---          ------        --------
Lincoln VIPT Templeton Growth
2007.........     N/A          N/A            N/A           N/A          N/A            N/A           N/A          N/A
-------------    ------        --------       ----         ------        --------       ---          ------        --------
Lincoln VIPT UBS Global Asset Allocation
1998.........
1999.........
2000.........
2001.........    10.000        10.969(1)         1***      10.000        10.970(1)        1***       10.000        10.973(1)
2002.........    10.969         9.494            1***      10.970         9.499           1***       10.973         9.506
2003.........     9.494        11.244            2          9.499        11.255           4           9.506        11.270
2004.........    11.244        12.558            2         11.255        12.577           7          11.270        12.599
2005.........    12.558        13.192            2         12.577        13.219           9          12.599        13.249
2006.........    13.192        14.859            3         13.219        14.897           8          13.249        14.938
2007.........    14.859        15.548            3         14.897        15.595           8          14.938        15.646
-------------    ------        --------       ----         ------        --------       ---          ------        --------
Lincoln VIPT Value Opportunities
2007.........     N/A          N/A            N/A           N/A          N/A            N/A           N/A          N/A
-------------    ------        --------       ----         ------        --------       ---          ------        --------
Lincoln VIPT Wilshire 2010 Profile
2007.........     N/A          N/A            N/A           N/A          N/A            N/A           N/A          N/A
-------------    ------        --------       ----         ------        --------       ---          ------        --------
Lincoln VIPT Wilshire 2020 Profile
2007.........     N/A          N/A            N/A           N/A          N/A            N/A           N/A          N/A
-------------    ------        --------       ----         ------        --------       ---          ------        --------
Lincoln VIPT Wilshire 2030 Profile
2007.........     N/A          N/A            N/A           N/A          N/A            N/A           N/A          N/A
-------------    ------        --------       ----         ------        --------       ---          ------        --------



              with Step-Up                             with GOP
              -------------               ----------------------------------
                                                                       Accumulation unit
                              Accumulation unit value                        value
                Number of   ---------------------------   Number of   --------------------   Number of
               accumulation  Beginning       End of      accumulation  Beginning   End of   accumulation
                  units      of period       period         units      of period   period      units
              ------------- ----------- --------------- ------------- ----------- -------- -------------
                  (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln VIPT
Marsico
International
Growth
2007.........        4          9.838        11.163          18          11.383    11.170         1
-------------        -          -----        ------          --          ------    ------         -
Lincoln VIPT
MFS Value
2007.........     N/A           9.683         9.721           1*          9.458     9.727         1
-------------     ----          -----        ------          --          ------    ------         -
Lincoln VIPT
Mid-Cap
Growth
2007.........     N/A          10.046        10.853           6           N/A        N/A        N/A
-------------     ----         ------        ------          --          ------    ------       ---
Lincoln VIPT
Mid-Cap Value
2007.........        4          9.949         8.649          29           N/A        N/A        N/A
-------------     ----         ------        ------          --          ------    ------       ---
Lincoln VIPT Mondrian International Value
1998.........                   N/A          N/A            N/A
1999.........                   N/A          N/A            N/A
2000.........                   N/A          N/A            N/A
2001.........        1***      10.000        11.034(1)        1***
2002.........        2         11.034         9.706          39
2003.........        7          9.706        13.554         132          11.006    13.177        19
2004.........       14         13.554        16.164         320          13.177    15.730       106
2005.........       30         16.164        17.939         355          15.730    17.474       118
2006.........       30         17.939        22.998         352          17.474    22.424       115
2007.........       29         22.998        25.283         294          22.424    24.678       101
-------------     ----         ------        --------       ---          ------    ------       ---
Lincoln VIPT
S&P 500 Index
2007.........     N/A          11.496        11.394          27           N/A        N/A        N/A
-------------     ----         ------        --------       ---          ------    ------       ---
Lincoln VIPT
Small Cap
Index
2007.........     N/A           9.746         9.158           2           N/A        N/A        N/A
-------------     ----         ------        --------       ---          ------    ------       ---
Lincoln VIPT
T. Rowe Price
Growth Stock
2007.........     N/A          10.087         9.936           1           N/A        N/A        N/A
-------------     ----         ------        --------       ---          ------    ------       ---
Lincoln VIPT T. Rowe Price Structured Mid-Cap Growth
1998.........                   N/A          N/A            N/A
1999.........                   N/A          N/A            N/A
2000.........                   N/A          N/A            N/A
2001.........        1***      10.000        12.422(1)        1***
2002.........     N/A          12.422         8.535           2
2003.........        1***       8.535        11.163          48          11.363    12.364         2
2004.........     N/A          11.163        12.512          11          12.364    13.872         5
2005.........     N/A          12.512        13.548          19          13.872    15.036        16
2006.........        1         13.548        14.599          25          15.036    16.219        17
2007.........        1         14.599        16.352          25          16.219    18.184        17
-------------     ----         ------        --------       ---          ------    ------       ---
Lincoln VIPT
Templeton
Growth
2007.........     N/A           9.688         9.807           3           9.472     9.813         1*
-------------     ----         ------        --------       ---          ------    ------       ---
Lincoln VIPT UBS Global Asset Allocation
1998.........                   N/A          N/A            N/A
1999.........                   N/A          N/A            N/A
2000.........                   N/A          N/A            N/A
2001.........        1***      10.000        10.978(1)        1***
2002.........        1         10.978         9.527          11
2003.........        3          9.527        11.311          68          10.577    11.385         8
2004.........        5         11.311        12.664         131          11.385    12.760        54
2005.........        5         12.664        13.338         165          12.760    13.452       150
2006.........       12         13.338        15.060         159          13.452    15.205       151
2007.........       16         15.060        15.797         159          15.205    15.965       138
-------------     ----         ------        --------       ---          ------    ------       ---
Lincoln VIPT
Value
Opportunities
2007.........     N/A          10.204         9.370           3           9.371     9.375         1
-------------     ----         ------        --------       ---          ------    ------       ---
Lincoln VIPT
Wilshire 2010
Profile
2007.........     N/A           N/A          N/A            N/A           N/A        N/A        N/A
-------------     ----         ------        --------       ---          ------    ------       ---
Lincoln VIPT
Wilshire 2020
Profile
2007.........     N/A           N/A          N/A            N/A           N/A        N/A        N/A
-------------     ----         ------        --------       ---          ------    ------       ---
Lincoln VIPT
Wilshire 2030
Profile
2007.........     N/A           N/A          N/A            N/A           N/A        N/A        N/A
-------------     ----         ------        --------       ---          ------    ------       ---

                        with EEB and Step-Up                            with EEB                         with Step-Up
              ----------------------------------------- ----------------------------------------- ---------------------------
                Accumulation unit value                   Accumulation unit value                   Accumulation unit value
              ---------------------------   Number of   ---------------------------   Number of   ---------------------------
               Beginning       End of      accumulation  Beginning       End of      accumulation  Beginning       End of
               of period       period         units      of period       period         units      of period       period
              ----------- --------------- ------------- ----------- --------------- ------------- ----------- ---------------
                            (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln VIPT Wilshire 2040 Profile
2007.........     N/A          N/A            N/A           N/A          N/A            N/A           N/A          N/A
-------------     --           ----           ---           --           ----           ---           --           ----
Lincoln VIPT Wilshire Aggressive Profile
2005.........     N/A          N/A            N/A           N/A          N/A            N/A           N/A          N/A
2006.........     N/A          N/A            N/A           N/A          N/A            N/A           N/A          N/A
2007.........    12.733        13.555            2          N/A          N/A            N/A           N/A          N/A
-------------    ------        ------         ----          --           ----           ---           --           ----
Lincoln VIPT Wilshire Conservative Profile
2005.........     N/A          N/A            N/A           N/A          N/A            N/A           N/A          N/A
2006.........    10.443        10.998            4          N/A          N/A            N/A           N/A          N/A
2007.........    10.998        11.630           17         11.296        11.645            5         11.064        11.660
-------------    ------        ------         ----         ------        ------         ----         ------        ------
Lincoln VIPT Wilshire Moderate Profile
2005.........    10.008        10.469            9         10.031        10.472           15         10.000        10.475
2006.........    10.469        11.510            9         10.472        11.519           15         10.475        11.528
2007.........     N/A          N/A            N/A          11.519        12.356           24         11.528        12.372
-------------    ------        ------         ----         ------        ------         ----         ------        ------
Lincoln VIPT Wilshire Moderately Aggressive Profile
2005.........     N/A          N/A            N/A           N/A          N/A            N/A          10.122        10.652
2006.........     N/A          N/A            N/A           N/A          N/A            N/A          10.652        11.941
2007.........    11.994        12.847            2         12.801        12.863            1          N/A          N/A
-------------    ------        ------         ----         ------        ------         ----         ------        ------
MFS VIT Core Equity
1998.........
1999.........
2000.........
2001.........    10.000        11.893(1)         2         10.000        11.895(1)         1***      10.000        11.896(1)
2002.........    11.893         8.208            1         11.895         8.212            1***      11.896         8.218
2003.........     8.208        10.263           16          8.212        10.273            9          8.218        10.285
2004.........    10.263        11.315            6         10.273        11.332            8         10.285        11.351
2005.........    11.315        11.293            5         11.332        11.316            8         11.351        11.340
2006.........    11.293        12.608            4         11.316        12.640            8         11.340        12.673
2007.........    12.608        13.750            4         12.640        13.792            8         12.673        13.835
-------------    ------        --------       ----         ------        --------       ----         ------        --------
MFS VIT Emerging Growth Series
1998.........
1999.........
2000.........
2001.........    10.000        12.136(1)         1***      10.000        12.137(1)         1***      10.000        12.139(1)
2002.........    12.136         7.893            3         12.137         7.899            1***      12.139         7.904
2003.........     7.893        10.089            5          7.899        10.101            1          7.904        10.112
2004.........    10.089        11.186            7         10.101        11.205            6         10.112        11.223
2005.........    11.186        11.985            7         11.205        12.011            6         11.223        12.037
2006.........    11.985        12.686            6         12.011        12.720            5         12.037        12.754
2007.........    12.686        15.083            3         12.720        15.131            5         12.754        15.179
-------------    ------        --------       ----         ------        --------       ----         ------        --------
MFS VIT Total Return Series
1998.........
1999.........
2000.........
2001.........    10.000        10.636(1)         1***      10.000        10.637(1)         1***      10.000        10.642(1)
2002.........    10.636         9.902           44         10.637         9.908            7         10.642         9.918
2003.........     9.902        11.298           84          9.908        11.312           82          9.918        11.328
2004.........    11.298        12.339           85         11.312        12.360          137         11.328        12.384
2005.........    12.339        12.453          100         12.360        12.479          139         12.384        12.510
2006.........    12.453        13.673           77         12.479        13.709          139         12.510        13.750
2007.........    13.673        13.978           63         13.709        14.022          131         13.750        14.071
-------------    ------        --------       ----         ------        --------       ----         ------        --------



              with Step-Up                             with GOP
              -------------               ----------------------------------
                                                                       Accumulation unit
                              Accumulation unit value                        value
                Number of   ---------------------------   Number of   --------------------   Number of
               accumulation  Beginning       End of      accumulation  Beginning   End of   accumulation
                  units      of period       period         units      of period   period      units
              ------------- ----------- --------------- ------------- ----------- -------- -------------
                  (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln VIPT
Wilshire 2040
Profile
2007.........     N/A           N/A          N/A            N/A           N/A       N/A         N/A
-------------     ---           --           ----           -----         --      ------        ---
Lincoln VIPT Wilshire Aggressive Profile
2005.........     N/A          10.102        10.897           13         10.294   10.903          1*
2006.........     N/A          10.897        12.492           15         10.903   12.512         24
2007.........     N/A          12.492        13.642           19         12.512   13.677         20
-------------     ---          ------        ------         -----        ------   ------        ---
Lincoln VIPT Wilshire Conservative Profile
2005.........     N/A           9.991        10.266           29         10.030   10.272         17
2006.........     N/A          10.266        11.041           67         10.272   11.059         26
2007.........        2         11.041        11.705          162         11.059   11.735         26
-------------     ----         ------        ------         -----        ------   ------        ---
Lincoln VIPT Wilshire Moderate Profile
2005.........       24         10.041        10.484          106          9.991   10.490         87
2006.........       37         10.484        11.555          523         10.490   11.573        295
2007.........       13         11.555        12.420          545         11.573   12.452        360
-------------     ----         ------        ------         -----        ------   ------        ---
Lincoln VIPT Wilshire Moderately Aggressive Profile
2005.........        2          9.989        10.661           89          9.989   10.667         87
2006.........        2         10.661        11.970          172         10.667   11.988        107
2007.........     N/A          11.970        12.929          360         11.988   12.963         94
-------------     ----         ------        ------         -----        ------   ------        ---
MFS VIT Core Equity
1998.........                   N/A          N/A            N/A
1999.........                   N/A          N/A            N/A
2000.........                   N/A          N/A            N/A
2001.........        1***      10.000        11.902(1)         1***
2002.........        1         11.902         8.235           31
2003.........        6          8.235        10.322           43         10.967   11.930         20
2004.........        6         10.322        11.408           54         11.930   13.199         24
2005.........        1         11.408        11.414           46         13.199   13.219         24
2006.........        1         11.414        12.776           42         13.219   14.811         22
2007.........        1         12.776        13.968           36         14.811   16.209         22
-------------     ----         ------        --------       -----        ------   ------        ---
MFS VIT Emerging Growth Series
1998.........                   N/A          N/A            N/A
1999.........                   N/A          N/A            N/A
2000.........                   N/A          N/A            N/A
2001.........        1***      10.000        12.144(1)         1***
2002.........        8         12.144         7.919           17
2003.........       12          7.919        10.147           41         10.900   11.878          8
2004.........       17         10.147        11.279           71         11.878   13.216         14
2005.........       15         11.279        12.114           73         13.216   14.209         13
2006.........       14         12.114        12.855           69         14.209   15.093         10
2007.........       13         12.855        15.322           58         15.093   18.008         11
-------------     ----         ------        --------       -----        ------   ------        ---
MFS VIT Total Return Series
1998.........                   N/A          N/A            N/A
1999.........                   N/A          N/A            N/A
2000.........                   N/A          N/A            N/A
2001.........        1***      10.000        10.644(1)        11
2002.........       84         10.644         9.935          460
2003.........      143          9.935        11.364         1,164        10.413   11.115        185
2004.........      143         11.364        12.442         1,698        11.115   12.181        602
2005.........      131         12.442        12.588         1,685        12.181   12.336        692
2006.........      126         12.588        13.856         1,562        12.336   13.592        667
2007.........      106         13.856        14.201         1,394        13.592   13.945        632
-------------     ----         ------        --------       -----        ------   ------        ---

                        with EEB and Step-Up                           with EEB                        with Step-Up
              ---------------------------------------- ---------------------------------------- --------------------------
               Accumulation unit value                  Accumulation unit value                  Accumulation unit value
              --------------------------   Number of   --------------------------   Number of   --------------------------
               Beginning      End of      accumulation  Beginning      End of      accumulation  Beginning      End of
               of period      period         units      of period      period         units      of period      period
              ----------- -------------- ------------- ----------- -------------- ------------- ----------- --------------
                           (Accumulation unit value in dollars and Number of accumulation units in thousands)
MFS VIT Utilities Series
1998.........
1999.........
2000.........
2001.........    10.000        9.848(1)         1***      10.000        9.851(1)         1         10.000        9.851(1)
2002.........     9.848        7.470            1          9.851        7.474            1          9.851        7.478
2003.........     7.470        9.962            6          7.474        9.972           12          7.478        9.983
2004.........     9.962       12.723            5          9.972       12.743           15          9.983       12.763
2005.........    12.723       14.589           11         12.743       14.619           27         12.763       14.649
2006.........    14.589       18.793           17         14.619       18.842           28         14.649       18.890
2007.........    18.793       23.580           17         18.842       23.652           23         18.890       23.725
-------------    ------       --------         --         ------       --------         --         ------       --------
Neuberger Berman AMT Mid-Cap Growth Portfolio
1998.........
1999.........
2000.........
2001.........    10.000       12.004(1)         1***      10.000       12.007(1)         1***      10.000       12.007(1)
2002.........    12.004        8.343            5         12.007        8.349            8         12.007        8.353
2003.........     8.343       10.510           14          8.349       10.522           20          8.353       10.534
2004.........    10.510       12.024           10         10.522       12.044           36         10.534       12.063
2005.........    12.024       13.452           12         12.044       13.482           34         12.063       13.510
2006.........    13.452       15.177           13         13.482       15.218           35         13.510       15.256
2007.........    15.177       18.291           13         15.218       18.350           34         15.256       18.406
-------------    ------       --------         --         ------       --------         --         ------       --------
Neuberger Berman AMT Regency Portfolio
1998.........
1999.........
2000.........
2001.........    10.000       11.150(1)         1***      10.000       11.152(1)         1***      10.000       11.155(1)
2002.........    11.150        9.810            1***      11.152        9.816            1***      11.155        9.823
2003.........     9.810       13.108            7          9.816       13.123            6          9.823       13.139
2004.........    13.108       15.777            9         13.123       15.802           11         13.139       15.830
2005.........    15.777       17.381           13         15.802       17.418           14         15.830       17.457
2006.........    17.381       19.005           14         17.418       19.055           14         17.457       19.108
2007.........    19.005       19.311            7         19.055       19.372           10         19.108       19.435
-------------    ------       --------         --         ------       --------         --         ------       --------
Putnam VT Growth and Income Fund
1998.........
1999.........
2000.........
2001.........    10.000       10.862(1)         1***      10.000       10.864(1)         1***      10.000       10.867(1)
2002.........    10.862        8.655            5          N/A         N/A            N/A          10.867        8.668
2003.........     8.655       10.844            2          9.115       10.872           16          8.668       10.871
2004.........    10.844       11.852            2         10.872       11.888           14         10.871       11.894
2005.........    11.852       12.268            2         11.888       12.311           14         11.894       12.323
2006.........    12.268       13.987            2         12.311       14.043           13         12.323       14.064
2007.........    13.987       12.927            2         14.043       12.986           12         14.064       13.011
-------------    ------       --------         --         ------       --------       ----         ------       --------
Putnam VT Health Sciences Fund
1998.........
1999.........
2000.........
2001.........    10.000       10.567(1)         1***      10.000       10.568(1)         1***      10.000       10.571(1)
2002.........    10.567        8.279            1         10.568        8.283           10         10.571        8.291
2003.........     8.279        9.641            2          8.283        9.651           12          8.291        9.664
2004.........     9.641       10.159            2          9.651       10.174            8          9.664       10.193
2005.........    10.159       11.312            2         10.174       11.334            8         10.193       11.361
2006.........    11.312       11.437            3         11.334       11.466            7         11.361       11.499
2007.........    11.437       11.183            2         11.466       11.216            8         11.499       11.254
-------------    ------       --------         --         ------       --------       ----         ------       --------



              with Step-Up                             with GOP
              -------------               ----------------------------------
                                                                      Accumulation unit
                             Accumulation unit value                        value
                Number of   --------------------------   Number of   --------------------   Number of
               accumulation  Beginning      End of      accumulation  Beginning   End of   accumulation
                  units      of period      period         units      of period   period      units
              ------------- ----------- -------------- ------------- ----------- -------- -------------
                 (Accumulation unit value in dollars and Number of accumulation units in thousands)
MFS VIT Utilities Series
1998.........                   N/A         N/A            N/A
1999.........                   N/A         N/A            N/A
2000.........                   N/A         N/A            N/A
2001.........        5         10.000        9.854(1)         3
2002.........       14          9.854        7.492          109
2003.........       25          7.492       10.016          200        10.751    11.953         28
2004.........       30         10.016       12.825          253        11.953    15.320         72
2005.........       54         12.825       14.742          314        15.320    17.629        125
2006.........       45         14.742       19.038          309        17.629    22.788        103
2007.........       37         19.038       23.947          330        22.788    28.693         97
-------------       --         ------       --------       ----        ------    ------        ---
Neuberger Berman AMT Mid-Cap Growth Portfolio
1998.........                   N/A         N/A            N/A
1999.........                   N/A         N/A            N/A
2000.........                   N/A         N/A            N/A
2001.........        1***      10.000       12.013(1)         5
2002.........       22         12.013        8.370          117
2003.........       36          8.370       10.570          299        10.839    12.166         24
2004.........       38         10.570       12.123          401        12.166    13.967         99
2005.........       34         12.123       13.597          417        13.967    15.681        105
2006.........       37         13.597       15.378          402        15.681    17.753        101
2007.........       33         15.378       18.581          429        17.753    21.472         95
-------------       --         ------       --------       ----        ------    ------        ---
Neuberger Berman AMT Regency Portfolio
1998.........                   N/A         N/A            N/A
1999.........                   N/A         N/A            N/A
2000.........                   N/A         N/A            N/A
2001.........        1***      10.000       11.159(1)         1***
2002.........       49         11.159        9.842           42
2003.........       66          9.842       13.184          120        10.627    12.827         10
2004.........       71         13.184       15.907          221        12.827    15.493         61
2005.........       17         15.907       17.569          257        15.493    17.128         73
2006.........       23         17.569       19.259          239        17.128    18.794         69
2007.........       20         19.259       19.618          199        18.794    19.164         66
-------------       --         ------       --------       ----        ------    ------        ---
Putnam VT Growth and Income Fund
1998.........                   N/A         N/A            N/A
1999.........                   N/A         N/A            N/A
2000.........                   N/A         N/A            N/A
2001.........        1***      10.000       10.871(1)         1
2002.........        4         10.871        8.684           57
2003.........        8          8.684       10.908          154        10.926    12.163         10
2004.........        5         10.908       11.952          155        12.163    13.340         13
2005.........        5         11.952       12.402          150        13.340    13.857         10
2006.........        4         12.402       14.175          146        13.857    15.854         10
2007.........        3         14.175       13.134          122        15.854    14.704          9
-------------       --         ------       --------       ----        ------    ------        ---
Putnam VT Health Sciences Fund
1998.........                   N/A         N/A            N/A
1999.........                   N/A         N/A            N/A
2000.........                   N/A         N/A            N/A
2001.........        1         10.000       10.575(1)         1
2002.........       11         10.575        8.306           54
2003.........       20          8.306        9.697           90        10.679    11.003         13
2004.........       15          9.697       10.244          104        11.003    11.635         27
2005.........       11         10.244       11.434          103        11.635    13.000         23
2006.........       13         11.434       11.590           96        13.000    13.191         22
2007.........       10         11.590       11.361           73        13.191    12.942         22
-------------       --         ------       --------       ----        ------    ------        ---


* These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts (November 20, 1998) through December 31, 1998.

** These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts (February 22, 2000) through December 31, 2000.


*** All numbers less than 500 were rounded up to 1,000.


(1) Commenced business on 9/19/01 with an initial unit value of $10.

(2) Commenced business on 9/10/01 with an initial unit value of $10.


(3) Effective April 30, 2007, the Lincoln Core Fund was reorganized into the LVIP S&P 500 Index Fund, a series of Lincoln Variable Insurance Products Trust.

(4) Effective April 30, 2007, the Lincoln Growth Fund, was reorganized into the LVIP Janus Capital Appreciation Fund, a series of Lincoln Variable Insurance Products Trust.

(5) Effective June 11, 2007, the Lincoln Growth Opportunities Fund was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust.

(6)Effective June 5, 2007, the Baron Capital Asset Fund, a series of Baron Capital Funds Trust, was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Baron Capital Asset Fund.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

OVERVIEW OF LIVING BENEFIT RIDERS

We offer a number of optional living benefit riders that, for an additional fee, offer certain guarantees, if certain conditions are met. These living benefit riders are described briefly below. Please see the more detailed description in the prospectus discussion for each rider, as well as the Charges and Other Deductions section of the prospectus, for important information on the costs, restrictions, and availability of each rider. Please consult your registered representative as to whether any living benefit rider is appropriate for you based on factors such as your investment objectives, risk tolerance, liquidity needs, and time horizon. Not all riders or features are available in all states.

                                                                                                                    1) 4LATER(R)
                                                                                                                      ADVANTAGE
                                                                                                                     GUARANTEED
                                                                                                                       INCOME
                                                                                                                       BENEFIT

                                                                                                                     2) LINCOLN
                                                                                                                      LIFETIME
                                                                                                                     INCOME(SM)
                                                                                                                      ADVANTAGE
                                                                                                                     GUARANTEED
                                                                                                                       INCOME
                                                                 LINCOLN                                               BENEFIT
                                               LINCOLN           LIFETIME
                                                SMART           INCOME(SM)                                          3) i4LIFE(R)
                                             SECURITY(R)        ADVANTAGE                                             ADVANTAGE
                             LINCOLN          ADVANTAGE          (WITH OR                                            GUARANTEED
                              SMART             1-YR.            WITHOUT                                               INCOME
                           SECURITY(R)       AUTOMATIC           LINCOLN                                               BENEFIT
                            ADVANTAGE          STEP-UP           LIFETIME                                            (VERSION 2)
                              5-YR.            (PRIOR           INCOME(SM)                                             (PRIOR
                             ELECTIVE         VERSIONS          ADVANTAGE         i4LIFE(R)         4LATER(R)         VERSIONS
                             STEP-UP          MAY VARY)           PLUS)           ADVANTAGE         ADVANTAGE         MAY VARY)
------------------------------------------------------------------------------------------------------------------------------------
1.  Overview            Designed to       Designed to       Designed to       Designed to       Designed to       Designed to use
                        guarantee that at guarantee that if guarantee that if provide an        guarantee today a the Income Base
                        least the entire  you make your     you make your     income program    future minimum    established under
                        amount of your    first withdrawal  first withdrawal  that combines     payout floor for  4LATER(R)
                        purchase payments on or after the   on or after the   variable lifetime i4LIFE(R)         Advantage (if
                        will be returned  date you reach    date you reach    income payments   Advantage regular 4LATER(R)
                        to you through    age 65, you are   age 59 1/2 (age   and a death       income payments,  Advantage
                        periodic          guaranteed        65 under Joint    benefit with the  regardless of     Guaranteed Income
                        withdrawals,      income            Life), you are    ability to make   investment        Benefit is
                        regardless of the for your life     guaranteed income withdrawals       performance, by   elected) or the
                        investment        (and your         for your life     during a defined  providing an      Guaranteed Amount
                        performance of    spouse's, under   (and your         period.           Income Base       under LINCOLN
                        the contract.     Joint Life        spouse's, under   .                 during the        Lifetime
                                          version), even    Joint Life                          accumulation      INCOME(SM)
                                          after the entire  version).                           period that can   Advantage (if
                                          amount of         .                                   be used to        LINCOLN LIFETIME
                                          purchase payments LINCOLN LIFETIME                    establish in the  INCOME(SM)
                                          has been returned INCOME(SM)                          future a          Advantage
                                          to you through    Advantage Plus is                   Guaranteed Income Guaranteed Income
                                          periodic          designed to                         Benefit with      Benefit is
                                          withdrawals. If   guarantee that                      i4LIFE(R)         elected) or the
                                          lifetime          contract value                      Advantage.        Account Value*
                                          withdrawals are   will not be less                    .                 established under
                                          not in effect,    than the initial                                      i4LIFE(R)
                                          you may make      purchase payment                                      Advantage (if
                                          periodic          (or contract                                          i4LIFE(R)
                                          withdrawals of    value on rider                                        Advantage
                                          the Guaranteed    date) at the end                                      Guaranteed Income
                                          Amount.           of a 7-year                                           Benefit is
                                                            period IF you                                         elected) to
                                                            make no                                               provide a minimum
                                                            withdrawals and                                       payout floor for
                                                            cancel the                                            i4LIFE(R)
                                                            LINCOLN LIFETIME                                      Advantage regular
                                                            INCOME(SM)                                            income payments,
                                                            Advantage at that                                     regardless of
                                                            time.                                                 investment
                                                                                                                  performance.

                                                                                                                  * Can instead
                                                                                                                    use the
                                                                                                                    remaining
                                                                                                                    Guaranteed
                                                                                                                    Amount under
                                                                                                                    LINCOLN
                                                                                                                    SMARTSECURITY(R)
                                                                                                                    Advantage

2.  Current Fee         0.45% of          0.65% (Single     0.75% of          Varies based on   0.50% of Income   0.50% added to
                        Guaranteed Amount Life) or 0.80%    Guaranteed Amount product and death Base              the i4LIFE(R)
                                          (Joint Life) of                     benefit option                      Advantage charge
                                          Guaranteed        (0.90% with
                                          Amount            LINCOLN LIFETIME  (assessed as a %                    (assessed as a %
                                                            INCOME(SM)        of account value,                   of account value,
                                                            Advantage Plus)   and only during                     and only during
                                                                              annuity payout                      annuity payout
                                                                              phase)                              phase)

3.  Guaranteed          0.95% of          1.50% of          1.50% of          Same as current   1.50% of Income   1.50% added to
    Maximum Fee         Guaranteed Amount Guaranteed Amount Guaranteed Amount fee               Base              the i4LIFE(R)
                                                                                                                  Advantage charge

                                                                                                                  (assessed as a %
                                                                                                                  of account value,
                                                                                                                  and only during
                                                                                                                  annuity payout
                                                                                                                  phase)

4.  Withdrawals         Yes-7% annually   Yes-5% annually   Yes-5% annually   Yes, during       Yes, only after   No
    Permitted                                                                 Access Period     you elect
                                                            Withdrawals                         i4LIFE(R)
                                                            negate LINCOLN                      Advantage
                                                            Lifetime
                                                            INCOME(SM)
                                                            Advantage Plus

5.  Payments for Life   No                Yes (if           Yes (if           Yes (if           If elect          Yes (if
                                          conditions are    conditions are    conditions are    i4LIFE(R)         conditions are
                                          met)              met)              met)              Advantage         met)

6.  Potential Increases Purchase Payments Purchase Payments Purchase Payments N/A               Purchase Payments Automatic 3-Year
    to Guaranteed                                                                                                 Step-Ups
    Amount, Income      Optional 5-Year   Automatic Annual  5% Enhancements                     15% Enhancements
    Base, or            Step-Ups          Step-Ups                                              (every 3 years)   (if conditions
    Guaranteed Income                                       Automatic Annual                                      are met)
    Benefit (as         (if conditions    (if conditions    Step-Ups                            Resets to
    applicable)         are met)          are met)                                              contract value
                                                            200% Step-Up
                                                                                                (if conditions
                                                            (if conditions                      are met)
                                                            are met)

7.  Investment          Option 1          Option 1          Option 2          None              Option 1          Option 1
    Requirements
                                                                                                                  Option 2 for
                                                                                                                  LINCOLN LIFETIME
                                                                                                                  INCOME(SM)
                                                                                                                  Advantage
                                                                                                                  Guaranteed Income
                                                                                                                  Benefit

8.  Ability to Make     Yes               Yes, after the    Yes--may impact   No (non-qualified Yes               No
    Additional                            first rider       the charge        contracts)
    Purchase                              anniversary, if
    Payments if                           cumulative                          Yes, during
    Contract Value is                     payments are over                   Access Period,
    greater than zero                     $100,000 and                        unless 4LATER(R)
                                          prior Home Office                   Advantage
                                          approval is                         Guaranteed
                                          provided                            Income Benefit or
                                                                              i4LIFE(R)
                                                                              Advantage
                                                                              Guaranteed Income
                                                                              Benefit has been
                                                                              elected
                                                                              (qualified
                                                                              contracts)

9.  Spousal             Yes               Yes               No                No                Yes (prior to     No
    Continuation                                                                                Periodic Income
                                                                                                Commencement
                                                                                                Date)

10. Ability to Cancel   Yes, after 5      Yes, after 5      Yes, after 7      No (non-qualified Yes, after 3      Yes, after 3
    Rider               years following   years following   Years             contracts)        years following   years following
                        the later of      the later of                                          the later of      the later of
                        rider effective   rider effective                     Yes, at any time  rider effective   rider effective
                        date or           date or                             (qualified        date or most      date or most
                        contractowner-    contractowner-                      contracts)        recent Reset      recent Reset (if
                        elected step-up   elected step-up                                                         4LATER(R)
                                                                                                                  Advantage
                                                                                                                  Guaranteed
                                                                                                                  Income Benefit or
                                                                                                                  LINCOLN LIFETIME
                                                                                                                  INCOME(SM)
                                                                                                                  Advantage
                                                                                                                  Guaranteed Income
                                                                                                                  Benefit is
                                                                                                                  elected)

                                                                                                                  Yes, at any time
                                                                                                                  (if i4LIFE(R)
                                                                                                                  Advantage
                                                                                                                  Guaranteed Income
                                                                                                                  Benefit is
                                                                                                                  elected)

11. Nursing Home        No                No                Yes               No                No                No
    Benefit

12. May Elect Other     No                No                No                Limited to        No (prior to the  Limited to
    Living Benefit                                                            Guaranteed Income Periodic Income   i4LIFE(R)
    Riders                                                                    Benefit           Commencement      Advantage
                                                                                                Date)

Lincoln ChoicePlus IISM

Lincoln Life Variable Annuity Account N   (Registrant)

The Lincoln National Life Insurance Company   (Depositor)



Statement of Additional Information (SAI)

This SAI should be read in conjunction with the Lincoln ChoicePlus IISM prospectus of Lincoln Life Variable Annuity Account N dated April 30, 2008. You may obtain a copy of the Lincoln ChoicePlus IISM prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, IN 46802-7866, or call 1-888-868-2583.




Table of Contents




Item                                             Page
Special Terms                                   B-2
Services                                        B-2
Principal Underwriter                           B-2
Purchase of Securities Being Offered            B-2
Interest Adjustment Example                     B-2
Annuity Payouts                                 B-4
Examples of Regular Income Payment
Calculations                                    B-5


Item                                             Page
Determination of Accumulation and Annuity Unit
Value                                           B-5
Advertising                                     B-5
Additional Services                             B-6
Other Information                               B-7
Financial Statements                            B-7

This SAI is not a prospectus.

The date of this SAI is April 30, 2008.

Special Terms
The special terms used in this SAI are the ones defined in the Prospectus.


Services

Independent Registered Public Accounting Firm

The financial statements of the VAA and the consolidated financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports, also appearing in this SAI and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.



Keeper of Records


All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with Mellon Bank, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.




Principal Underwriter

Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of Lincoln Life, serves as principal underwriter (the "Principal Underwriter") for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives, who are associated with Lincoln Financial Advisors Corporation, our affiliate. The Principal Underwriter also may enter into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. Lincoln Life (prior to May 1, 2007) and LFD (on or after May 1, 2007) acting as Principal Underwriter paid, $115,249,891, $162,288,944 and $223,104,195 to LFA and Selling Firms in 2005, 2006 and 2007, respectively, as sales compensation with respect to the contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.



Purchase of Securities Being Offered

The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.

Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.



Interest Adjustment Example
Note: This example is intended to show how the interest adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the interest adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The interest adjustment may be referred to as a market value adjustment in your contract.

                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE

                             CASH SURRENDER VALUES



         Single Premium ...................    $50,000
         Premium taxes ....................    None
         Withdrawals ......................    None
         Guaranteed Period ................    5 years
         Guaranteed Interest Rate .........    3.50%
         Annuity Date .....................    Age 70
         Index Rate A .....................    3.50%
         Index Rate B .....................    4.00% End of contract year 1
                                               3.50% End of contract year 2
                                               3.00% End of contract year 3
                                               2.00% End of contract year 4
         Percentage adjustment to B .......    0.50%



  Formula                     (1 + Index A)n
                      ------------------------------
                                                     -1
                      (1 + Index B + % Adjustment)n

                          SURRENDER VALUE CALCULATION



                                       (3)
                (1)       (2)          Adjusted   (4)       (5)          (6)         (7)
                Annuity   Interest     Annuity    Minimum   Greater of   Surrender   Surrender
Contract Year   Value     Adjustment   Value      Value     (3) & (4)    Charge      Value
--------------- --------- ------------ ---------- --------- ------------ ----------- ----------
  1 ........... $51,710    0.962268    $49,759    $50,710   $50,710      $4,250      $46,460
  2 ........... $53,480    0.985646    $52,712    $51,431   $52,712      $4,250      $48,462
  3 ........... $55,312    1.000000    $55,312    $52,162   $55,312      $4,000      $51,312
  4 ........... $57,208    1.009756    $57,766    $52,905   $57,766      $3,500      $54,266
  5 ........... $59,170       N/A      $59,170    $53,658   $59,170      $3,000      $56,170

                           ANNUITY VALUE CALCULATION



                     BOY*                              Annual        EOY**
                     Annuity       Guaranteed          Account       Annuity
Contract Year        Value         Interest Rate       Fee           Value
-------------------- ---------     ---------------     ---------     ----------
  1 ................ $50,000   x       1.035       -   $40       =   $51,710
  2 ................ $51,710   x       1.035       -   $40       =   $53,480
  3 ................ $53,480   x       1.035       -   $40       =   $55,312
  4 ................ $55,312   x       1.035       -   $40       =   $57,208
  5 ................ $57,208   x       1.035       -   $40       =   $59,170

                         SURRENDER CHARGE CALCULATION



                     Surrender
                     Charge                       Surrender
Contract Year        Factor         Deposit       Charge
-------------------- ----------     ---------     ----------
  1 ................      8.5%  x   $50,000   =   $4,250
  2 ................      8.5%  x   $50,000   =   $4,250
  3 ................      8.0%  x   $50,000   =   $4,000
  4 ................      7.0%  x   $50,000   =   $3,500
  5 ................      6.0%  x   $50,000   =   $3,000

                           INTEREST ADJUSTMENT CALCULATION



Contract Year         Index A      Index B      Adj Index B      N        Result
------------------    ---------    ---------    -------------    -----    ---------
  1 ..............     3.50%        4.00%          4.50%          4       0.962268
  2 ..............     3.50%        3.50%          4.00%          3       0.985646
  3 ..............     3.50%        3.00%          3.50%          2       1.000000
  4 ..............     3.50%        2.00%          2.50%          1       1.009756
  5 ..............     3.50%         N/A            N/A          N/A         N/A

                           MINIMUM VALUE CALCULATION



                                    Minimum             Annual
                                    Guaranteed          Account       Minimum
Contract Year                       Interest Rate       Fee           Value
--------------------                ---------------     ---------     ----------
  1 ................ $50,000    x       1.015       -   $40       =   $50,710
  2 ................ $50,710    x       1.015       -   $40       =   $51,431
  3 ................ $51,431    x       1.015       -   $40       =   $52,162
  4 ................ $52,162    x       1.015       -   $40       =   $52,905
  5 ................ $52,905    x       1.015       -   $40       =   $53,658

                               * BOY = beginning of year

                                          ** EOY = end of year



Annuity Payouts

Variable Annuity Payouts
Variable annuity payouts will be determined on the basis of:
 o the dollar value of the contract on the annuity commencement date less any applicable premium tax;
 o the annuity tables contained in the contract;
 o the type of annuity option selected; and
 o the investment results of the fund(s) selected.

In order to determine the amount of variable annuity payouts, we make the following calculation:
 o first, we determine the dollar amount of the first payout;
 o second, we credit the contract with a fixed number of annuity units based on the amount of the first payout; and
 o third, we calculate the value of the annuity units each period thereafter.

These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5% or 6% per annum, depending on the terms of your contract. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.

Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:
 o The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and
 o A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.


Proof of Age, Sex and Survival

We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.



Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the access period and the impact of a withdrawal on the regular income payments. These examples assume that the investment return is the same as the assumed investment return
(AIR) to make the regular income payment calculations simpler to understand. The regular income payments will vary based on the investment performance of the underlying funds.


         Annuitant ........................... Male, Age 65
         Secondary Life ...................... Female, Age 63
         Purchase Payment .................... $200,000.00
         Regular Income Payment Frequency .... Annual
         AIR ................................. 4.0%
         Hypothetical Investment Return ...... 4.0%

                                               15-year Access Period    30-Year Access Period
         Regular Income Payment .............. $ 10,813.44              $10,004.94

A 10% withdrawal from the account value will reduce the regular income payments by 10% to $9,732.10 with the 15-year access period and $9,004.45 with the 30-year access period.

At the end of the 15-year access period, the remaining account value of $135,003.88 (assuming no withdrawals) will be used to continue the $10,813.44 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. At the end of the 30-year access period, the remaining account value of $65,108.01 (assuming no withdrawals) will be used to continue the $10,004.94 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. (Note: the regular income payments during the lifetime income period will vary with the investment performance of the underlying funds).



Determination of Accumulation and Annuity Unit Value
A description of the days on which accumulation and annuity units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.

Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.



Advertising
The Lincoln National Life Insurance Company (Lincoln Life) is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Lincoln Life. The ratings are not intended to reflect the investment experience or financial strength of the VAA.

We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

More About the S&P 500 Index. Investors look to indexes as a standard of market performance. Indexes are model portfolios, that is, groups of stocks or bonds selected to represent an entire market. The S&P 500 Index is a widely used measure of large US company stock performance. It consists of the common stocks of 500 major corporations selected according to size, frequency and ease by which their stocks trade, and range and diversity of the American economy.


The LVIP SSgA S&P 500 Index Fund seeks to approximate as closely as possible, before fees and expenses, the total return of the S&P 500 Index. To accomplish this objective the fund's sub-adviser, SSgA Funds Management, Inc. ("SFM"), attempts to buy and sell all of the index's securities in the same proportion as they are reflected in the S&P 500 Index, although the fund reserves the right not to invest in every security in the S&P 500 Index if it is not practical to do so under the circumstances. SFM does not seek to beat the S&P 500 Index and does not seek temporary defensive positions when markets appear to be overvalued. SFM makes no attempt to apply economic, financial or market analysis when managing the fund. Including a security among the fund's holdings implies no opinion as to its attractiveness as an investment.


The fund may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates one party to deliver (and the other party to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Instead, the buyer and seller settle the difference in cash between the contract price and the market price on the agreed upon date. The buyer pays the difference if the actual price is lower than the contract price and the seller pays the difference if the actual price is higher. There can be no assurance that a liquid market will exist at the time when the fund seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the fund. S&P has no obligation to take the needs of the fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the fund or the timing of the issuance or sale of the fund or in the determination or calculation of the equation by which the fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND OR ITS SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.



Additional Services
Dollar Cost Averaging (DCA) - You may systematically transfer, on a monthly basis, amounts from certain subaccounts, or the fixed side (if available) of the contract into the subaccounts. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
 o the annuity commencement date;
 o the value of the amount being DCA'd is depleted; or
 o you cancel the program by written request or by telephone if we have your telephone authorization on file.

A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or interest adjustment which may apply to transfers. Upon receipt of an additional purchase payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program.

However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional purchase payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

Automatic Withdrawal Service (AWS) - AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to us. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Contingent deferred sales charges.

Cross Reinvestment Program/Earnings Sweep Program - Under this option, account value in a designated variable subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the annuity commencement date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.

The minimum holding account value required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.


Portfolio Rebalancing - Portfolio rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the contract value, allocated to each variable subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all purchase payments allocated to the variable subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. Once the portfolio rebalancing option is activated, any variable subaccount transfers executed outside of the portfolio rebalancing program will terminate the portfolio rebalancing program. Any subsequent purchase payment or withdrawal that modifies the account balance within each variable subaccount may also cause termination of the portfolio rebalancing program. Any such termination will be confirmed to the contractowner. The contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the contractowner may make these elections by phone. The portfolio rebalancing program is not available following the annuity commencement date.



Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.



Financial Statements

Financial statements of the VAA and the consolidated financial statements of Lincoln Life appear on the following pages.

                           Prospectus 3

Lincoln ChoicePlus AssuranceSM (B Share)
Lincoln Life Variable Annuity Account N
Individual Variable Annuity Contracts

Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802-7866
www.LFG.com
1-888-868-2583

This prospectus describes the individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life). It is primarily for use with nonqualified plans and qualified retirement plans under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount, if available, or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you generally may choose to receive a death benefit upon the death of the annuitant.

The minimum initial purchase payment for the contract is $10,000. Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.

Except as noted below, you choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time. If your purchase payments are in the fixed account, we guarantee your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. Also, an interest adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a guaranteed period.

We do offer variable annuity contracts that have lower fees.

You should carefully consider whether or not this contract is the best product for you.

All purchase payments for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the contract value and the retirement income for amounts placed into one or more of the contract's variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.

The available funds are listed below:

AIM Variable Insurance Funds (Series II):
     AIM V.I. Capital Appreciation Fund*
     AIM V.I. Core Equity Fund*
     AIM V.I. International Growth Fund*
AllianceBernstein Variable Products Series Fund (Class B):

     AllianceBernstein VPS Global Technology Portfolio
     AllianceBernstein VPS Growth and Income Portfolio
     AllianceBernstein VPS International Value Portfolio
     AllianceBernstein VPS Large Cap Growth Portfolio*
     AllianceBernstein VPS Small/Mid Cap Value Portfolio


American Century Investments Variable Products (Class II):
     American Century Investments VP Inflation Protection Fund
American Funds Insurance SeriesSM (Class 2):
   American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
     American Funds International Fund

Delaware VIP Trust (Service Class):
     Delaware VIP Capital Reserves Series

   Delaware VIP Diversified Income Series
   Delaware VIP Emerging Markets Series
     Delaware VIP High Yield Series
     Delaware VIP REIT Series*
     Delaware VIP Small Cap Value Series
     Delaware VIP Trend Series
     Delaware VIP U.S. Growth Series
     Delaware VIP Value Series
DWS Investments VIT Funds (Class B):
     DWS Equity 500 Index VIP*
     DWS Small Cap Index VIP*
Fidelity (Reg. TM) Variable Insurance Products (Service Class 2):
     Fidelity (Reg. TM) VIP Contrafund Portfolio
     Fidelity (Reg. TM) VIP Equity-Income Portfolio*
     Fidelity (Reg. TM) VIP Growth Portfolio
     Fidelity (Reg. TM) VIP Mid Cap Portfolio
     Fidelity (Reg. TM) VIP Overseas Portfolio
Franklin Templeton Variable Insurance Products Trust (Class 2):
     FTVIPT Franklin Income Securities Fund
     FTVIPT Franklin Small-Mid Cap Growth Securities Fund
     FTVIPT Mutual Shares Securities Fund
     FTVIPT Templeton Global Income Securities Fund
     FTVIPT Templeton Growth Securities Fund*
Janus Aspen Series (Service Class):
     Janus Aspen Balanced Portfolio*
     Janus Aspen Mid Cap Growth Portfolio*
     Janus Aspen Worldwide Growth Portfolio*
Lincoln Variable Insurance Products Trust (Service Class):

     LVIP Baron Growth Opportunities Fund
     LVIP Capital Growth Fund
     LVIP Cohen & Steers Global Real Estate Fund
     LVIP Columbia Value Opportunities Fund
     (formerly Value Opportunities Fund)
     LVIP Delaware Bond Fund
     LVIP Delaware Growth and Income Fund
     LVIP Delaware Social Awareness Fund
     LVIP Delaware Special Opportunities Fund
     LVIP FI Equity-Income Fund*
     LVIP Janus Capital Appreciation Fund
     LVIP Marsico International Growth Fund
     LVIP MFS Value Fund
     LVIP Mid-Cap Value Fund
     LVIP Mondrian International Value Fund

     LVIP Money Market Fund


     LVIP SSgA Bond Index Fund*
     LVIP SSgA Developed International 150 Fund*
     LVIP SSgA Emerging Markets 100 Fund*
     LVIP SSgA International Index Fund*
     LVIP SSgA Large Cap 100 Fund*
     LVIP SSgA Small/Mid Cap 200 Fund*
     LVIP SSgA S&P 500 Index Fund**
     (formerly S&P 500 Index Fund)
     LVIP SSgA Small-Cap Index Fund
     (formerly Small-Cap Index Fund)
     LVIP T. Rowe Price Growth Stock Fund
     LVIP T. Rowe Price Structured Mid-Cap Growth Fund
     LVIP Templeton Growth Fund
     LVIP Turner Mid-Cap Growth Fund
     (formerly Mid-Cap Growth Fund)
     LVIP UBS Global Asset Allocation Fund
     LVIP Wilshire 2010 Profile Fund
     LVIP Wilshire 2020 Profile Fund
     LVIP Wilshire 2030 Profile Fund
     LVIP Wilshire 2040 Profile Fund
     LVIP Wilshire Aggressive Profile Fund
     LVIP Wilshire Conservative Profile Fund
     LVIP Wilshire Moderate Profile Fund
     LVIP Wilshire Moderately Aggressive Profile Fund

MFS (Reg. TM) Variable Insurance TrustSM (Service Class):

     MFS (Reg. TM) VIT Core Equity Series*
     MFS (Reg. TM) VIT Growth Series*
     (formerly Emerging Growth Series)

     MFS (Reg. TM) VIT Total Return Series
     MFS (Reg. TM) VIT Utilities Series
Neuberger Berman Advisers Management Trust (I Class):
     Neuberger Berman AMT Mid-Cap Growth Portfolio*
     Neuberger Berman AMT Regency Portfolio*
Putnam Variable Trust (Class IB):
     Putnam VT Growth & Income Fund*
     Putnam VT Health Sciences Fund*

* Not all funds are available in all contracts. Refer to Description of Funds for specific information regarding the availability of funds.

**"S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product. (Please see the Statement of Additional Information which sets forth additional disclaimers and limitations of liability on behalf of S&P.)

This prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that accompany this prospectus, and keep all prospectuses for future reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

More information about the contracts is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, IN 46802-7866, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.


April 30, 2008

Table of Contents




Item                                                          Page
Special Terms                                                  4
Expense Tables                                                 5
Summary of Common Questions                                   13
The Lincoln National Life Insurance Company                   15
Variable Annuity Account (VAA)                                15
Investments of the Variable Annuity Account                   16
Charges and Other Deductions                                  21
The Contracts                                                 26
 Purchase Payments                                            27
 Transfers On or Before the Annuity Commencement Date         28
 Surrenders and Withdrawals                                   31
 Death Benefit                                                33
 Investment Requirements - Option 1                           36
 Investment Requirements - Option 2                           38
 Lincoln Lifetime IncomeSM Advantage                          39
 Lincoln SmartSecurity (Reg. TM) Advantage                    48
 i4LIFE (Reg. TM) Advantage                                   54
 Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage    59
 4LATER (Reg. TM) Advantage                                   61
 Annuity Payouts                                              65
 Fixed Side of the Contract                                   67
Distribution of the Contracts                                 70
Federal Tax Matters                                           71
Additional Information                                        75
 Voting Rights                                                75
 Return Privilege                                             75
 Other Information                                            76
 Legal Proceedings                                            76
Contents of the Statement of Additional Information (SAI)
for Lincoln Life Variable Annuity Account N                   77
Appendix A - Condensed Financial Information                  A-1
Appendix B - Condensed Financial Information                  B-1

Special Terms
In this prospectus, the following terms have the indicated meanings:

4LATER (Reg. TM) Advantage or 4LATER (Reg. TM) - An option that provides an Income Base during the accumulation period, which can be used to establish a Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage in the future.

Account or variable annuity account (VAA) - The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.

Accumulation unit - A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.

Annuitant - The person upon whose life the annuity benefit payments are based, and upon whose life a death benefit may be paid.

Annuity commencement date - The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout - An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit - A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date. See Annuity Payouts.

Beneficiary - The person you choose to receive any death benefit paid if you die before the annuity commencement date.

Contractowner (you, your, owner) - The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the contractowner is the annuitant.

Contract value (may be referenced to as account value in marketing materials) - At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract, if any.

Contract year - Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit - Before the annuity commencement date, the amount payable to your designated beneficiary if the contractowner dies or, if selected, to the contractowner if the annuitant dies. See The Contracts - Death Benefit for a description of the various death benefit options.

Guaranteed Income Benefits - Options that each provide a guaranteed minimum payout floor for the i4LIFE (Reg. TM) Advantage regular income payments.

i4LIFE (Reg. TM) Advantage - An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period.

Lincoln Life (we, us, our) - The Lincoln National Life Insurance Company.


Lincoln Lifetime IncomeSM Advantage - Provides minimum guaranteed lifetime periodic withdrawals that may increase. The Lincoln Lifetime IncomeSM Advantage Plus may provide an amount equal to the excess of the initial Guaranteed Amount over the current contract value.

Lincoln SmartSecurity (Reg. TM) Advantage - Provides minimum guaranteed periodic withdrawals (for life, if the 1 Year Automatic Step-Up option is chosen), regardless of the investment performance of the contract and provided certain conditions are met, that may increase due to subsequent purchase payments and step-ups.

Living Benefit - A general reference to certain riders that may be available for purchase that provide some type of a minimum guarantee while you are alive. These riders are the Lincoln Smart Security (Reg. TM) Advantage, Lincoln Lifetime Income AdvantageSM, 4LATER (Reg. TM) Advantage and i4LIFE (Reg. TM) Advantage (with or without the Guaranteed Income Benefit).


Purchase payments - Amounts paid into the contract.

Selling group individuals - A contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract without the assistance of a sales representative under contract with us:
 o Employees and registered representatives of any member of the selling group (broker-dealers who have selling agreements with us) and their spouses and minor children.
 o Officers, directors, trustees or bona-fide full-time employees and their spouses and minor children, of Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.

Subaccount - The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date - Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period - The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options and/or the fixed account. State premium taxes may also be deducted.


Contractowner Transaction Expenses:



  o   Surrender charge (as a percentage of purchase payments surrendered/withdrawn):      7.00%*

* The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and Other Deductions - Surrender Charge.



We may apply the interest adjustment to amounts being withdrawn, surrendered or transferred from a guaranteed period account only (except for dollar cost averaging, portfolio rebalancing, cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal amount under the Lincoln SmartSecurity (Reg. TM) Advantage and regular income payments under i4LIFE (Reg. TM) Advantage). See Fixed Side of the Contract.


The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Annual Account Fee: $35*

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts):


                                        With Estate Enhancement
                                        Benefit Rider (EEB)
                                        -------------------------
o   Mortality and expense risk charge            1.65%
o   Administrative charge                        0.10%
                                                  ----
o   Total annual charge for each
    subaccount**                                 1.75%



    Enhanced Guaranteed   Guarantee of
    Minimum Death         Principal Death
    Benefit (EGMDB)       Benefit          Account Value Death Benefit
    --------------------- ---------------- ----------------------------
o          1.45%               1.20%                  1.15%
o          0.10%               0.10%                  0.10%
            ----                ----                   ----             --
o
           1.55%               1.30%                  1.25%

*The account fee will be waived if your contract value is $100,000 or more at the end of any particular contract year. This account fee may be less in some states and will be waived after the fifteenth contract year.

**For contracts purchased before June 6, 2005, (or later in those states that have not approved the contract changes), the total annual charges are as follows: EEB 1.65%; EGMDB 1.45%; Guarantee of Principal 1.35%; Account Value N/A.


In the event of a subsequent death benefit change, the charge will be based on the charges in effect at the time the contract was purchased.

Optional Rider Charges:



Lincoln Lifetime IncomeSMAdvantage:



                                             Lincoln Lifetime IncomeSM
                                                     Advantage
                                            Single or Joint Life Option
                                           ----------------------------
o   Guaranteed maximum annual
    percentage charge*                                1.50%
o   Current annual percentage charge*                 0.75%
o   Additional charge for Lincoln
    Lifetime IncomeSM Advantage
    Plus*                                             0.15%



*The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% Step-up and decreased for withdrawals. These changes to the Guaranteed Amount are discussed below. This charge is deducted from the contract value on a quarterly basis. See Charges and Other Deductions for further information.

Lincoln SmartSecurity (Reg. TM) Advantage:


o   Guaranteed maximum annual
    percentage charge*
o   Current annual percentage charge*



                                        Lincoln SmartSecurity (Reg. TM)    Lincoln SmartSecurity (Reg. TM)
     Lincoln SmartSecurity (Reg. TM)      Advantage - 1 Year Automatic      Advantage - 1 Year Automatic
       Advantage - 5 Year Elective               Step-Up option                    Step-Up option
              Step-Up option           - Single Life (and prior version)            - Joint Life
    --------------------------------- ----------------------------------- --------------------------------
o
                 0.95%                              1.50%                              1.50%
o                0.45%                              0.65%                              0.80%


*The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, and step-ups and decreased for withdrawals. This charge is deducted from the contract value on a quarterly basis. See Charges and Other Deductions for further information.




4LATER (Reg. TM) Advantage:




  o   Guaranteed maximum annual percentage charge*      1.50%
  o   Current annual percentage charge*                 0.50%


*The annual percentage charge for the 4LATER (Reg. TM) Advantage is multiplied by the Income Base (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, automatic 15% Enhancements, and Resets and decreased for withdrawals. The 4LATER (Reg. TM) charge is deducted from the subaccounts on a quarterly basis.


The next table describes charges that apply only when i4LIFE (Reg. TM) Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE (Reg. TM) Advantage charge and the total is deducted from your average daily account value.

i4LIFE (Reg. TM) Advantage Payout Phase (On and After the Periodic Income Commencement Date):


i4LIFE (Reg. TM) Advantage (as a daily percentage of average account value):



                        Enhanced Guaranteed      Guarantee of
                        Minimum Death            Principal Death
                        Benefit (EGMDB)          Benefit             Account Value Death Benefit
                        ---------------------    ----------------    ----------------------------
o   Annual charge*             1.95%                  1.70%                     1.65%



*During the Lifetime Income Period, the charge will be the same rate as the i4LIFE (Reg. TM) Advantage Account Value Death Benefit.

Optional Rider Charges :


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (as a daily percentage of average account value):





  o   Guaranteed maximum annual percentage charge      1.50%
  o   Current annual percentage charge                 0.50%



4LATERSM Advantage Guaranteed Income Benefit (as a daily percentage of average account value):





  o   Guaranteed maximum annual percentage charge      1.50%
  o   Current annual percentage charge                 0.50%



Lincoln Lifetime IncomeSM Advantage Guaranteed Income Benefit (as a daily percentage of average account value):





  o   Guaranteed maximum annual percentage charge      1.50%
  o   Current annual percentage charge                 0.50%



For example, if you purchase the i4LIFE (Reg. TM) Advantage EGMDB for 1.95% with the 4LATERSM Advantage Guaranteed Income Benefit at a maximum charge of 1.50%, your total annual charge is 3.45%.


The next table describes the separate account annual expenses you pay on and after the Annuity Commencement Date:





  o   Mortality and expense risk charge and Administrative charge      1.40%



The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2007. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

                                                    Maximum      Minimum
                                                   ---------    --------
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses):         6.31%        0.52%
Net Total Annual Fund Operating Expenses
(after contractual waivers/reimbursements*):       1.73%        0.52%



* 38 of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2009.


The following table shows the expenses charged by each fund for the year ended
   December 31, 2007:



(as a percentage of each fund's average net assets):


                                                                         Management                      Other
                                                                            Fees        12b-1 Fees      Expenses
                                                                          (before        (before        (before
                                                                            any            any            any
                                                                          waivers/       waivers/       waivers/
                                                                         reimburse-     reimburse-     reimburse-
                                                                           ments)   +     ments)   +     ments)   +
AIM V.I. Capital Appreciation Fund (Series II)(1)                        0.61   %       0.25   %       0.27   %
AIM V.I. Core Equity Fund (Series II Shares)(2)                          0.60           0.25           0.28
AIM V.I. International Growth Fund (Series II)(2)                        0.71           0.25           0.36
AllianceBernstein VPS Global Technology Portfolio (Class B)              0.75           0.25           0.17
AllianceBernstein VPS Growth and Income Portfolio (Class B)              0.55           0.25           0.04
AllianceBernstein VPS International Value Portfolio (Class B)            0.75           0.25           0.06
AllianceBernstein VPS Large Cap Growth Portfolio (Class B)               0.75           0.25           0.07
AllianceBernstein VPS Small/Mid Cap Value Portfolio (Class B)            0.75           0.25           0.08
American Century VP Inflation Protection Fund (Class II)(3)(4)           0.49           0.25           0.01
American Funds Global Growth Fund (Class 2)*                             0.53           0.25           0.02
American Funds Global Small Capitalization Fund (Class 2)*               0.70           0.25           0.03
American Funds Growth Fund (Class 2)*                                    0.32           0.25           0.01
American Funds Growth-Income Fund (Class 2)*                             0.26           0.25           0.01
American Funds International Fund (Class 2)*                             0.49           0.25           0.03
Delaware VIP Capital Reserves Series (Service Class)(5)                  0.50           0.30           0.18
Delaware VIP Diversified Income Series (Service Class) (6)               0.64           0.30           0.09
Delaware VIP Emerging Markets Series (Service Class)(7)                  1.25           0.30           0.23
Delaware VIP High Yield Series (Service Class)(8)                        0.65           0.30           0.10
Delaware VIP REIT Series (Service Class)(9)                              0.73           0.30           0.10
Delaware VIP Small Cap Value Series (Service Class)(10)                  0.71           0.30           0.10
Delaware VIP Trend Series (Service Class)(11)                            0.75           0.30           0.11
Delaware VIP U.S. Growth Series (Service Class)(12)                      0.65           0.30           0.09
Delaware VIP Value Series (Service Class)(13)                            0.64           0.30           0.09
DWS Equity 500 Index VIP (Class B)(14)(15)                               0.19           0.25           0.12
DWS Small Cap Index VIP (Class B)(15)                                    0.35           0.25           0.15
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service Class 2)(16)        0.56           0.25           0.09
Fidelity VIP Equity-Income Portfolio (Service Class 2)                   0.46           0.25           0.09
Fidelity (Reg. TM) VIP Growth Portfolio (Service Class 2)(17)            0.56           0.25           0.09
Fidelity (Reg. TM) VIP Mid Cap Portfolio (Service Class 2)(18)           0.56           0.25           0.10
Fidelity (Reg. TM) VIP Overseas Portfolio (Service Class 2)(19)          0.71           0.25           0.14
FTVIPT Franklin Income Sercurities Fund (Class 2)                        0.45           0.25           0.02
FTVIPT Franklin Small-Mid Cap Growth Securities Fund (Class
 2)(20)                                                                  0.47           0.25           0.28



                                                                                                                 Total
                                                                                                               Expenses
                                                                                          Total                 (after
                                                                                         Expenses     Total    Contractu
                                                                                         (before   Contractual    ua
                                                                          Acquired         any      waivers/   waivers/
                                                                            Fund         waivers/  reimburse-  reimburse
                                                                          Fees and      reimburse-    ments       e-
                                                                          Expenses  =     ments)    (if any)    ments)
AIM V.I. Capital Appreciation Fund (Series II)(1)                        0.00   %       1.13   %
AIM V.I. Core Equity Fund (Series II Shares)(2)                          0.02           1.15       -0.01   %   1.14   %
AIM V.I. International Growth Fund (Series II)(2)                        0.01           1.33       -0.01       1.32
AllianceBernstein VPS Global Technology Portfolio (Class B)              0.00           1.17
AllianceBernstein VPS Growth and Income Portfolio (Class B)              0.00           0.84
AllianceBernstein VPS International Value Portfolio (Class B)            0.00           1.06
AllianceBernstein VPS Large Cap Growth Portfolio (Class B)               0.00           1.07
AllianceBernstein VPS Small/Mid Cap Value Portfolio (Class B)            0.00           1.08
American Century VP Inflation Protection Fund (Class II)(3)(4)           0.00           0.75
American Funds Global Growth Fund (Class 2)*                             0.00           0.80
American Funds Global Small Capitalization Fund (Class 2)*               0.00           0.98
American Funds Growth Fund (Class 2)*                                    0.00           0.58
American Funds Growth-Income Fund (Class 2)*                             0.00           0.52
American Funds International Fund (Class 2)*                             0.00           0.77
Delaware VIP Capital Reserves Series (Service Class)(5)                  0.00           0.98       -0.11       0.87
Delaware VIP Diversified Income Series (Service Class) (6)               0.00           1.03       -0.05       0.98
Delaware VIP Emerging Markets Series (Service Class)(7)                  0.00           1.78       -0.05       1.73
Delaware VIP High Yield Series (Service Class)(8)                        0.00           1.05       -0.06       0.99
Delaware VIP REIT Series (Service Class)(9)                              0.00           1.13       -0.05       1.08
Delaware VIP Small Cap Value Series (Service Class)(10)                  0.00           1.11       -0.05       1.06
Delaware VIP Trend Series (Service Class)(11)                            0.00           1.16       -0.05       1.11
Delaware VIP U.S. Growth Series (Service Class)(12)                      0.00           1.04       -0.05       0.99
Delaware VIP Value Series (Service Class)(13)                            0.00           1.03       -0.05       0.98
DWS Equity 500 Index VIP (Class B)(14)(15)                               0.00           0.56       -0.03       0.53
DWS Small Cap Index VIP (Class B)(15)                                    0.00           0.75
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service Class 2)(16)        0.00           0.90
Fidelity VIP Equity-Income Portfolio (Service Class 2)                   0.00           0.80
Fidelity (Reg. TM) VIP Growth Portfolio (Service Class 2)(17)            0.00           0.90
Fidelity (Reg. TM) VIP Mid Cap Portfolio (Service Class 2)(18)           0.00           0.91
Fidelity (Reg. TM) VIP Overseas Portfolio (Service Class 2)(19)          0.00           1.10
FTVIPT Franklin Income Sercurities Fund (Class 2)                        0.00           0.72
FTVIPT Franklin Small-Mid Cap Growth Securities Fund (Class
 2)(20)                                                                  0.01           1.01       -0.01       1.00

                                                                  Management                      Other
                                                                     Fees        12b-1 Fees      Expenses
                                                                   (before        (before        (before
                                                                     any            any            any
                                                                   waivers/       waivers/       waivers/
                                                                  reimburse-     reimburse-     reimburse-
                                                                    ments)   +     ments)   +     ments)   +
FTVIPT Mutual Shares Securities Fund (Class 2)                    0.59   %       0.25   %       0.13   %
FTVIPT Templeton Global Income Sercurities Fund (Class 2)         0.50           0.25           0.14
FTVIPT Templeton Growth Securities Fund (Class 2)                 0.73           0.25           0.03
Janus Aspen Balanced Portfolio (Service Class)(21)(22)            0.55           0.25           0.02
Janus Aspen Mid Cap Growth Portfolio (Service Class)(21)(22)      0.64           0.25           0.04
Janus Aspen Worldwide Growth Portfolio (Service
 Class)(21)(22)(23)                                               0.65           0.25           0.02
LVIP Baron Growth Opportunities Fund (Service Class)(24)          1.00           0.25           0.08
LVIP Capital Growth Fund (Service Class)(25)                      0.73           0.25           0.07
LVIP Cohen & Steers Global Real Estate Fund (Service
 Class)(26)(27)                                                   0.95           0.25           0.15
LVIP Columbia Value Opportunities Fund (Service Class)(28)        1.05           0.25           0.12
LVIP Delaware Bond Fund (Service Class)                           0.34           0.35           0.06
LVIP Delaware Growth and Income Fund (Service Class)              0.33           0.35           0.07
LVIP Delaware Social Awareness Fund (Service Class)               0.35           0.35           0.06
LVIP Delaware Special Opportunities Fund (Service Class)          0.37           0.35           0.07
LVIP FI Equity-Income Fund (Service Class)(29)                    0.73           0.25           0.08
LVIP Janus Capital Appreciation Fund (Service Class)(30)          0.74           0.25           0.08
LVIP Marsico International Growth Fund (Service Class)(31)        0.93           0.25           0.11
LVIP MFS Value Fund (Service Class)(32)                           0.70           0.25           0.08
LVIP Mid-Cap Value Fund (Service Class)(33)                       0.93           0.25           0.10
LVIP Mondrian International Value Fund (Service Class)            0.68           0.25           0.12
LVIP Money Market Fund (Service Class)                            0.37           0.25           0.07
LVIP SSgA Bond Index Fund (Service Class)(34)                     0.40           0.25           0.13
LVIP SSgA Developed International 150 Fund (Service
 Class)(35)                                                       0.75           0.25           0.17
LVIP SSgA Emerging Markets 100 Fund (Service Class)(36)           1.09           0.25           0.36
LVIP SSgA International Index Fund (Service Class)(37)            0.40           0.25           0.24
LVIP SSgA Large Cap 100 Fund (Service Class)(38)                  0.52           0.25           0.12
LVIP SSgA Small/Mid Cap 200 Fund (Service Class)(39)              0.69           0.25           0.12
LVIP SSgA S&P 500 Index Fund (Service Class)(40)                  0.24           0.25           0.08
LVIP SSgA Small-Cap Index Fund (Service Class)(41)                0.32           0.25           0.16
LVIP T. Rowe Price Growth Stock Fund (Service Class)(42)          0.74           0.25           0.09
LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Service
 Class)                                                           0.73           0.25           0.09
LVIP Templeton Growth Fund (Service Class)(43)(44)                0.74           0.25           0.10
LVIP Turner Mid-Cap Growth Fund (Service Class)(45)(46)           0.89           0.25           0.17
LVIP UBS Global Asset Allocation Fund (Service Class)(47)         0.73           0.25           0.14
LVIP Wilshire 2010 Profile Fund (Service Class)(48)(49)           0.25           0.25           3.18
LVIP Wilshire 2020 Profile Fund (Service Class)(48)(49)           0.25           0.25           1.45
LVIP Wilshire 2030 Profile Fund (Service Class)(48)(49)           0.25           0.25           2.61
LVIP Wilshire 2040 Profile Fund (Service Class)(48)(49)           0.25           0.25           4.89
LVIP Wilshire Aggressive Profile Fund (Service Class)(48)(49)     0.25           0.25           0.09
LVIP Wilshire Conservative Profile Fund (Service Class)(48)(49)   0.25           0.25           0.08
LVIP Wilshire Moderate Profile Fund (Service Class)(48)(49)       0.25           0.25           0.04



                                                                                                          Total
                                                                                                        Expenses
                                                                                   Total                 (after
                                                                                  Expenses     Total    Contractu
                                                                                  (before   Contractual    ua
                                                                   Acquired         any      waivers/   waivers/
                                                                     Fund         waivers/  reimburse-  reimburse
                                                                   Fees and      reimburse-    ments       e-
                                                                   Expenses  =     ments)    (if any)    ments)
FTVIPT Mutual Shares Securities Fund (Class 2)                    0.00   %       0.97   %
FTVIPT Templeton Global Income Sercurities Fund (Class 2)         0.00           0.89
FTVIPT Templeton Growth Securities Fund (Class 2)                 0.00           1.01
Janus Aspen Balanced Portfolio (Service Class)(21)(22)            0.00           0.82
Janus Aspen Mid Cap Growth Portfolio (Service Class)(21)(22)      0.00           0.93
Janus Aspen Worldwide Growth Portfolio (Service
 Class)(21)(22)(23)                                               0.00           0.92
LVIP Baron Growth Opportunities Fund (Service Class)(24)          0.00           1.33       -0.04   %   1.29   %
LVIP Capital Growth Fund (Service Class)(25)                      0.00           1.05       -0.02       1.03
LVIP Cohen & Steers Global Real Estate Fund (Service
 Class)(26)(27)                                                   0.00           1.35       -0.25       1.10
LVIP Columbia Value Opportunities Fund (Service Class)(28)        0.00           1.42
LVIP Delaware Bond Fund (Service Class)                           0.00           0.75
LVIP Delaware Growth and Income Fund (Service Class)              0.00           0.75
LVIP Delaware Social Awareness Fund (Service Class)               0.00           0.76
LVIP Delaware Special Opportunities Fund (Service Class)          0.00           0.79
LVIP FI Equity-Income Fund (Service Class)(29)                    0.00           1.06       -0.07       0.99
LVIP Janus Capital Appreciation Fund (Service Class)(30)          0.00           1.07       -0.13       0.94
LVIP Marsico International Growth Fund (Service Class)(31)        0.00           1.29       -0.01       1.28
LVIP MFS Value Fund (Service Class)(32)                           0.00           1.03
LVIP Mid-Cap Value Fund (Service Class)(33)                       0.00           1.28
LVIP Mondrian International Value Fund (Service Class)            0.00           1.05
LVIP Money Market Fund (Service Class)                            0.00           0.69
LVIP SSgA Bond Index Fund (Service Class)(34)                     0.00           0.78       -0.08       0.70
LVIP SSgA Developed International 150 Fund (Service
 Class)(35)                                                       0.00           1.17       -0.41       0.76
LVIP SSgA Emerging Markets 100 Fund (Service Class)(36)           0.00           1.70       -0.75       0.95
LVIP SSgA International Index Fund (Service Class)(37)            0.00           0.89       -0.19       0.70
LVIP SSgA Large Cap 100 Fund (Service Class)(38)                  0.00           0.89       -0.18       0.71
LVIP SSgA Small/Mid Cap 200 Fund (Service Class)(39)              0.00           1.06       -0.35       0.71
LVIP SSgA S&P 500 Index Fund (Service Class)(40)                  0.00           0.57       -0.04       0.53
LVIP SSgA Small-Cap Index Fund (Service Class)(41)                0.00           0.73       -0.02       0.71
LVIP T. Rowe Price Growth Stock Fund (Service Class)(42)          0.00           1.08
LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Service
 Class)                                                           0.00           1.07
LVIP Templeton Growth Fund (Service Class)(43)(44)                0.00           1.09       -0.07       1.02
LVIP Turner Mid-Cap Growth Fund (Service Class)(45)(46)           0.00           1.31       -0.07       1.24
LVIP UBS Global Asset Allocation Fund (Service Class)(47)         0.05           1.17
LVIP Wilshire 2010 Profile Fund (Service Class)(48)(49)           0.76           4.44       -3.18       1.26
LVIP Wilshire 2020 Profile Fund (Service Class)(48)(49)           0.79           2.74       -1.45       1.29
LVIP Wilshire 2030 Profile Fund (Service Class)(48)(49)           0.88           3.99       -2.61       1.38
LVIP Wilshire 2040 Profile Fund (Service Class)(48)(49)           0.92           6.31       -4.89       1.42
LVIP Wilshire Aggressive Profile Fund (Service Class)(48)(49)     1.02           1.61       -0.09       1.52
LVIP Wilshire Conservative Profile Fund (Service Class)(48)(49)   0.77           1.35       -0.08       1.27
LVIP Wilshire Moderate Profile Fund (Service Class)(48)(49)       0.89           1.43       -0.04       1.39

                                                                    Management                      Other
                                                                       Fees        12b-1 Fees      Expenses
                                                                     (before        (before        (before
                                                                       any            any            any
                                                                     waivers/       waivers/       waivers/
                                                                    reimburse-     reimburse-     reimburse-
                                                                      ments)   +     ments)   +     ments)   +
LVIP Wilshire Moderately Aggressive Profile Fund (Service
 Class)(48)(49)                                                     0.25   %       0.25   %       0.04   %
MFS (Reg. TM) VIT Core Equity Fund (Service Class)(50)(51)(52)      0.75           0.25           0.27
MFS (Reg. TM) VIT Growth Fund (Service Class)(50)(52)               0.75           0.25           0.12
MFS (Reg. TM) VIT Total Return Series (Service Class)(50)(52)(53)   0.75           0.25           0.08
MFS (Reg. TM) VIT Utilities Series (Service Class)(50)(52)(54)      0.75           0.25           0.10
Neuberger Berman AMT Mid-Cap Growth Portfolio (I Class)(55)         0.82           0.00           0.07
Neuberger Berman AMT Regency Portfolio (I Class)(55)                0.84           0.00           0.11
Putnam VT Growth & Income Fund (Class 1B)(56)                       0.50           0.25           0.05
Putnam VT Health Sciences Fund (Class 1B)(56)(57)                   0.70           0.25           0.13



                                                                                                            Total
                                                                                                          Expenses
                                                                                     Total                 (after
                                                                                    Expenses     Total    Contractu
                                                                                    (before   Contractual    ua
                                                                     Acquired         any      waivers/   waivers/
                                                                       Fund         waivers/  reimburse-  reimburse
                                                                     Fees and      reimburse-    ments       e-
                                                                     Expenses  =     ments)    (if any)    ments)
LVIP Wilshire Moderately Aggressive Profile Fund (Service
 Class)(48)(49)                                                     0.92   %       1.46   %   -0.04   %   1.42   %
MFS (Reg. TM) VIT Core Equity Fund (Service Class)(50)(51)(52)      0.00           1.27       -0.12       1.15
MFS (Reg. TM) VIT Growth Fund (Service Class)(50)(52)               0.00           1.12
MFS (Reg. TM) VIT Total Return Series (Service Class)(50)(52)(53)   0.00           1.08       -0.03       1.05
MFS (Reg. TM) VIT Utilities Series (Service Class)(50)(52)(54)      0.00           1.10       -0.03       1.07
Neuberger Berman AMT Mid-Cap Growth Portfolio (I Class)(55)         0.00           0.89
Neuberger Berman AMT Regency Portfolio (I Class)(55)                0.00           0.95
Putnam VT Growth & Income Fund (Class 1B)(56)                       0.00           0.80
Putnam VT Health Sciences Fund (Class 1B)(56)(57)                   0.00           1.08



(*) The investment adviser is voluntarily waiving up to 10% of its management fee. The waiver may be disconintued at any time in consultation with the Series' board, but it is expected to continue at its current level until further review. Total annual fund operating expenses do not reflect this waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in the Series' prospectus and in the audited financial statements in the Series' annual report.

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes;
    (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.) of Series II shares to 1.45% of average daily net assets. The expense limitation agreement is in effect through at least April 30, 2009.

(2) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expense are included in the total returns of the Fund. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes;
    (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.) of Series II shares to 1.45% of average daily net assets. The expense limitation agreement is in effect through at least April 30, 2009. Effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the fund in such affiliated money market funds. Fee Waiver reflects this agreement. This waiver agreement is in effect through at least April 30, 2009.

(3) The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate. The fee shown is based on assets during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's unified management fee rate generally decreases as assets increase and increases as assets decrease.

(4) Other expenses include the fees and expenses of the fund's independent directors and their legal counsel, interest and fees and expenses incurred indirectly by the fund as a result of investment in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.

(5) The investment advisor for the Delaware VIP Capital Reserves Series is Delaware Management Company ("DMC"). For the period May 1, 2008 through April 30, 2009, the advisor has contracted to waive all or a portion of its investment advisory fees and/or reimburse expenses in order to prevent total annual series operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations (collectively, "non-routine expenses")) from exceeding, in an aggregate amount, 0.62% of average daily net assets. Under its Management Agreement, the Series pays an annual management fee based on average daily net assets as follows: 0.50% on the first $500 million, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on assets in excess of $2.5 billion. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2007 through April 30, 2009, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(6) The investment advisor for the Delaware VIP Diversified Income Series is Delaware Management Company ("DMC"). Under its Management Agreement, the Series pays an annual management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on assets in excess of $2.5 billion. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2007 through April 30, 2009, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(7) The investment advisor for the Delaware VIP Emerging Markets Series is Delaware Management Company ("DMC"). For the period May 1, 2007 through April 30, 2008, the advisor contracted to waive all or a portion of its investment advisory fees and/or reimburse expenses in order to prevent total annual series operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations (collectively, "non-routine expenses")) from exceeding, in an aggregate amount, 1.50% of average daily net assets. Under its Management Agreement, the Series pays an annual management fee based on average daily net assets as follows: 1.25% on the first $500 million, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on assets in excess of $2.5 billion. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2007 through April 30, 2009, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(8) The investment advisor for the Delaware VIP High Yield Series is Delaware Management Company ("DMC"). For the period May 1, 2007 through April 30, 2009, the advisor has contracted to waive all or a portion of its investment advisory fees and/or reimburse expenses in order to prevent total annual series operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations (collectively, "non-routine expenses"))from exceeding, in an aggregate amount, 0.74% of average daily net assets. Under its Management Agreement, the Series pays an annual management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on assets in excess of $2.5 billion. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2007 through April 30, 2009, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(9) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2007 through April 30, 2008, the advisor contracted to waive all or a portion of its investment advisory fees and/or reimburse expenses in order to prevent total annual operating series expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations (collectively, "non-routine expenses")) from exceeding, in an aggregate amount, 1.00% of average daily net assets. Under its Management Agreement, the Series pays an annual management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on assets in excess of $2.5 billion. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2007 through April 30, 2009, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(10) The investment advisor for the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). Under its Management Agreement, the Series pays an annual management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on assets in excess of $2.5 billion. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2007 through April 30, 2009, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(11) The investment advisor for the Delaware VIP Trend Series is Delaware Management Company ("DMC"). Under its Management Agreement, the Series pays an annual management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on assets in excess of $2.5 billion. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2007 through April 30, 2009, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(12) The investment advisor for the Delaware VIP US Growth Series is Delaware Management Company ("DMC"). Under its Management Agreement, the Series pays an annual management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on assets in excess of $2.5 billion. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2007 through April 30, 2009, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(13) The investment advisor for the Delaware VIP Value Series is Delaware Management Company ("DMC"). For the period May 1, 2007 until such time as the waiver is discontinued, the advisor has agreed to voluntarily waive all or a portion of its investment advisory fees and/or reimburse expenses in order to prevent total annual series operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations (collectively, "non-routine expenses")) from exceeding, in an aggregate amount, 0.60% of average daily net assets. Under its Management Agreement, the Series pays an annual management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on assets in excess of $2.5 billion. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2007 through April 30, 2009, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(14) Through April 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 0.53% for Class B, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

(15) "Other Expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be different. Includes 0.10% administration fee.


(16) Contrafund - A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.89% for Service Class 2. These offsets may be discontinued at any time.

(17) Growth. A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.89% for Service Class 2. These offsets may be discontinued at any time.

(18) Mid Cap. A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90% for Service Class 2. These offsets may be discontinued at any time.

(19) Overseas. A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 1.07% for Service Class 2. These offsets may be discontinued at any time.

(20) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is "the acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission (SEC); this arrangement will continue as long as the exemptive order is relied upon. This reduction is not reflected in Net Annual Fund operating expenses, which would be lower if it were.

(21) All expenses are shown without the effect of expense offset arrangements. Pursuant to such offset arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

(22) The "Management Fee" is the investment advisory fee rate paid by each Portfolio to Janus Capital as of the end of the fiscal year. For Worldwide Growth Portfolio, this fee may go up or down monthly based on the Portfolio's performance relative to its benchmark index..

(23) Worldwide Growth Portfolio pays an investment advisory fee rate that adjusts up or down based upon the Portfolio's performance relative to its benchmark index during the measuring period. This fee rate, prior to any performance adjustment, is 0.60% for Worldwide Growth Portfolio; and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to the fee rate commenced February 2007 for Worldwide Growth Portfolio may increase or decrease the Management Fee. Refer to the "Management Expenses" section in the Fund's Prospectus for additional information with further description in the Statement of Additional Information.

(24) The adviser has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.29% of average daily net assets. The Agreement will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

(25) The adviser has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.03% of average daily net assets. The Agreement will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

(26) The adviser has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.10% of average daily net assets. The Agreement will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

(27) The adviser has contractually agreed to waive the following portion of its advisory fee for the fund: 0.22% on the first $250,000,000 of average daily net assets of the fund and 0.32% on the excess over $250,000,000 of average daily net assets of the fund. The fee waiver will continue at least through April 30, 2009, and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

(28) The adviser has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.59% of average daily net assets. The Agreement will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

(29) The adviser has contractually agreed to waive a portion of its advisory fee through April 30, 2009. The waiver amount is: 0.03% on the first $250,000,000 of average daily net assets of the fund; 0.08% on the next $500,000,000 of average daily net assets of the fund; and 0.13% of average daily net assets of the fund in excess of $750,000,000. The waiver will renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

(30) The adviser has contractually agreed to waive a portion of its advisory fee through April 30, 2009. The waiver amount is: 0.15% on the first $100,000,000 of average daily net assets of the fund; 0.10% of the next $150,000,000 of average daily net assets of the fund; 0.15% on the next $250,000,000 of average daily net assets of the fund; 0.10% on the next $250,000,000 of average daily net assets of the fund; 0.15% on the next $750,000,000 of average daily net assets of the fund; and 0.20% on the excess of $1.5 billion of average daily net assets of the fund. The waiver will renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

(31) The adviser has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.29% of average daily net assets. The Agreement will continue at least through April 30, 2009 and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.

(32) The adviser has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.05% of average daily net assets. The Agreement will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

(33) The adviser has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.29% of average daily net assets. The Agreement will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

(34) Other expenses are based on estimated amounts for the current fiscal year. LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Fund's total Annual Fund Operating Expenses exceed 0.70% of average daily net assets. The Agreement will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund. LIA has contractually agreed to waive the following portion of its advisory fee for the fund: 0.07% of the first $500,000,000 of average daily net assets of the fund and 0.12% of the excess over $500,000,000 of average daily net assets of the fund. The fee waiver will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

(35) Other expenses are based on estimated amounts for the current fiscal year. LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Fund's total Annual Fund Operating Expenses exceed 0.76% of average daily net assets. The Agreement will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination tot he Fund. LIA has contractually agreed to waive the following portion of its advisory fee for the fund: 0.35% of the first $100,000,000 of average daily net assets of the fund and 0.43% of the excess over $100,000,000 of average daily net assets of the fund. The fee waiver will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

(36) Other expenses are based on estimated amounts for the current fiscal year. LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Fund's total Annual Fund Operating Expenses exceed 0.95% of average daily net assets. The Agreement will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund. LIA has contractually agreed to waive the following portion of its advisory fee for the fund: 0.69% of the first $100,000,000 of average daily net assets of the fund and 0.76% of the excess over $100,000,000 of average daily net assets of the fund. The fee waiver will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

(37) Other expenses are based on estimated amounts for the current fiscal year. LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Fund's total Annual Fund Operating Expenses exceed 0.70% of average daily net assets. The Agreement will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund. LIA has contractually agreed to waive the following portion of its advisory fee for the fund: 0.06% of the first $500,000,000 of average daily net assets of the fund and 0.09% of the excess over $500,000,000 of average daily net assets of the fund. The fee waiver will continue at least through April
    30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

(38) Other expenses are based on estimated amounts for the current fiscal year. LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Fund's total Annual Fund Operating Expenses exceed 0.71% of average daily net assets. The Agreement will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund. LIA has contractually agreed to waive the following portion of its advisory fee for the fund: 0.12% of the first $100,000,000 of average daily net assets of the fund and 0.22% of the excess over $100,000,000 of average daily net assets of the fund. The fee waiver will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

(39) Other expenses are based on estimated amounts for the current fiscal year. LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Fund's total Annual Fund Operating Expenses exceed 0.71% of average daily net assets. The Agreement will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund. LIA has contractually agreed to waive the following portion of its advisory fee for the fund: 0.29% of the first $100,000,000 of average daily net assets of the fund and 0.39% of the excess over $100,000,000 of average daily net assets of the fund. The fee waiver will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

(40) The adviser has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 0.53% of average daily net assets. The Agreement will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

(41) The adviser has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 0.71% of average daily net assets. The Agreement will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

(42) The adviser has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.11% of average daily net assets. The Agreement will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

(43) The adviser has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.06% of average daily net assets. The Agreement will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

(44) Lincoln Financial Distributors, Inc. (LFD) has contractually agreed to waive 0.04% of the 0.25% 12b-1 fee payable to LFD under the Distribution Services Agreement between the fund and LFD, in connection with the Service Class shares of the fund. The Agreement will continue through April 30, 2009 and will terminate on that date unless the parties agree otherwise.

(45) The adviser has contractually agreed to waive a portion of its advisory fee through April 30, 2009. The waiver amount is: 0.10% on the first $25 million and 0.05% on the next $50 million. The waiver will renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

(46) The adviser has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.27% of average daily net assets. The Agreement will continue at least through April 30, 2009 and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.

(47) Acquired Fund Fees and Expenses (AFFE) in the chart are based on the 2007 fees and expenses of the UBS Relationship Funds owned by the fund during 2007 and are provided to show you an estimate of the underlying fee and expenses attributable to the fund.

(48) The ""Acquired Fund Fees and Expenses (AFFE)"" in the chart are based on the 2007 fees and expenses of the underlying funds that were owned by each Profile fund during 2007 and are provided to show you an estimate of the underlying fees and expenses attributable to each fund. Each funds' expense ratio will vary based on the actual allocations to the underlying funds that occurred through the year.

(49) The adviser has contractually agreed to reimburse each fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.50% of average daily net assets. The agreement will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

(50) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.

(51) MFS has agreed in writing to bear the series' expenses, such that "Other Expenses", determined without giving effect to the expense offset arrangements described above, do not exceed 0.15% annually. This written agreement excludes management fees, distribution and service fees, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses and will continue until at least April 30, 2009.

(52) The funds' Rule 12b-1 plan permits it to pay distribution and/or service fees to support the sale and distribution of the funds' Service Class shares and the services provided by financial intermediaries. The maximum rates that may be charged under the plan, together with details of any fee reduction arrangements, are set forth under "12b-1 fee."

(53) MFS has agreed in writing to reduce its management fee to 0.65% annually on average daily net assets in excess of $3 billion. This written agreement will remain in effect until modified by the funds' Board of Trustees.

(54) MFS has agreed in writing to reduce its management fee to 0.70% annually on average daily net assets in excess of $1 billion. This written agreement will remain in effect until modified by the funds' Board of Trustees.

(55) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2011 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI (except with respect to Balanced, Lehman Brothers Short Duration Bond, Mid-Cap Growth, and Partners Portfolios) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of average daily net asset value of the Balanced, Lehman Brothers Short Duration Bond, Mid-Cap Growth and Partners Portfolios; and 1.50% of the average daily net asset value of the Regency Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

(56) Includes estimated expenses attributable to the fund's investments in other investment companies that the fund bears indirectly.

(57) Reflects Putnam Management's contractual agreement to limit fund expenses through December 31, 2008. In order to further limit expenses of the fund to the extent necessary to ensure that the fund pays total fund operating expenses at an annual rate that does not exceed the simple average of the expenses of a custom group of competitive funds selected by Lipper Inc. based on the size of the applicable fund. For these purposes, total fund operating expenses of both the applicable fund and the Lipper custom group average are calculated without giving effect to 12b-1 fees or any expense offset and brokerage service arrangements that may reduce fund expenses. The expense limitation that resulted in the greater reduction in expenses of the fund at the end of the period was applied to the fund for that period. During the year ended December 31, 2007 this limitation decreased expenses by 0.02%.



For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.

EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.


The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year the maximum fees and expenses of any of the funds and that the EEB death benefit and Lincoln Lifetime IncomeSM Advantage Plus at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



1) If you surrender your contract at the end of the applicable time period:




   1 year    3 years   5 years   10 years
----------- --------- --------- ---------
   $1,647    $3,391    $5,075    $8,833


2) If you annuitize or do not surrender your contract at the end of the applicable time period:




 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $947   $2,791    $4,575    $8,833


For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The Contracts - i4LIFE (Reg. TM) Advantage including the Guaranteed Income Benefit Rider, 4LATER (Reg. TM) Advantage and Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.



Summary of Common Questions
What kind of contract am I buying? It is an individual variable or fixed and/or interest adjusted, if applicable, annuity contract between you and Lincoln Life. This prospectus primarily describes the variable side of the contract. See The Contracts. The contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. You should refer to your contract for any state specific provisions. Please check with your investment representative regarding their availability.

What is the variable annuity account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.


What are Investment Requirements? If you elect one of the following riders:
Lincoln Lifetime IncomeSM Advantage, 4LATER (Reg. TM) Advantage, the Lincoln SmartSecurity (Reg. TM) Advantage, or i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit, you will be subject to certain requirements for your subaccount investments. You may be limited in how much you can invest in certain subaccounts. Different Investment Requirements apply to different riders. See The Contracts - Investment Requirements.

What are my investment choices? Based upon your instruction for purchase payments, the VAA applies your purchase payments to buy shares in one or more of the investment options. In turn, each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account - Description of the Funds.


Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account - Description of the Funds.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you buy accumulation units. If you decide to receive an annuity payout, your accumulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The Contracts.

What charges do I pay under the contract? If you withdraw purchase payments, you pay a surrender charge from 0% to 7.00% of the surrendered or withdrawn purchase payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and Other Deductions-Surrender Charge.

We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.

See Expense Tables and Charges and Other Deductions for additional fees and expenses in these contracts.

The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.

The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the interest adjustment, if applicable. See Fixed Side of the Contract.

Charges may also be imposed during the regular income or annuity payout period, including i4LIFE (Reg. TM) Advantage, if elected. See The Contracts and Annuity Payouts.

For information about the compensation we pay for sales of contracts, see The Contracts - Distribution of the Contracts.

What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The Contracts - Purchase Payments.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if I die before I annuitize? Your beneficiary will receive death benefit proceeds based upon the death benefit you select. Your beneficiary has options as to how the death benefit is paid. In the alternative, you may choose to receive a death benefit on the death of the annuitant. See The Contracts - Death Benefit.

May I transfer contract value between variable options and between the variable and fixed sides of the contract? Yes, subject to currently effective restrictions. For example, transfers made before the annuity commencement date are generally restricted to no more than twelve (12) per contract year. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts - Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date.


What is Lincoln Lifetime IncomeSM Advantage? Lincoln Lifetime IncomeSM Advantage is a rider that you may purchase for an additional charge and which provides minimum guaranteed, periodic withdrawals for your life (Single Life Option) or for the lives of you and your spouse (Joint Life Option) regardless of the investment performance of the contract provided certain conditions are met. Withdrawals are based on the Guaranteed Amount which is equal to the initial purchase payment (or contract value if elected after contract issue). The Guaranteed Amount is not available as a separate benefit upon death or surrender and is increased by subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and the step-up to 200% of the initial Guaranteed Amount and is decreased by withdrawals in accordance with provisions described later in this prospectus. See The Contracts-Lincoln Lifetime IncomeSM Advantage. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage and another one of the living benefit riders. By electing this rider you will be subject to Investment Requirements. See The Contracts - Investment Requirements.

What is Lincoln Lifetime IncomeSM Advantage Plus? Lincoln Lifetime IncomeSM Advantage Plus is available for an additional fee and provides an amount equal to the excess of the initial Guaranteed Amount over the current contract value on the seventh benefit year anniversary so long as no withdrawals have been taken and you adhere to certain Investment Requirements. Lincoln Lifetime IncomeSM Advantage Plus may only be purchased in addition to Lincoln Lifetime IncomeSM Advantage.

What are Living Benefit Riders? Living benefit riders are optional riders available to purchase for an additional fee. These riders provide a type of minimum guarantee if you meet certain conditions. These riders are discussed in detail in this prospectus. In addition, there is an overview of these riders at the end of this prospectus.

What is the Lincoln SmartSecurity (Reg. TM) Advantage? This benefit, which may be available for purchase at an additional charge, provides a Guaranteed Amount equal to the initial purchase payment (or contract value at the time of election) as adjusted. You may access this benefit through periodic withdrawals. Excess withdrawals will adversely affect the Guaranteed Amount. There are two options available to reset the Guaranteed Amount to the current contract value. You cannot simultaneously elect Lincoln SmartSecurity (Reg. TM) Advantage with any other living benefit rider. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - Lincoln SmartSecurity (Reg. TM) Advantage.


What is i4LIFE (Reg. TM) Advantage? i4LIFE (Reg. TM) Advantage is an income program, available for purchase at an additional charge, that provides periodic variable lifetime income payments, a death benefit, and the ability to make withdrawals during a defined period of time (Access Period). For an additional charge, you may purchase a minimum payout floor, the Guaranteed Income Benefit. We assess a charge, imposed only during the i4LIFE (Reg. TM) Advantage payout phase, based on the i4LIFE (Reg. TM) Advantage death benefit you choose and whether or not the Guaranteed Income Benefit is in effect.


What are the Guaranteed Income Benefits? The Guaranteed Income Benefits provide a minimum payout floor for your i4LIFE (Reg. TM) regular income payments. They are available either through 4LATER (Reg. TM) Advantage, Lincoln Lifetime IncomeSM Advantage or may be purchased at the time you elect i4LIFE (Reg. TM) Advantage. 4LATER (Reg. TM) Advantage is purchased prior to the time you elect i4LIFE (Reg. TM) Advantage and provides a guaranteed value, the Income Base, which can be used to establish the Guaranteed Income Benefit floor in the future. The i4LIFE (Reg. TM) Guaranteed Income Benefit or Lincoln Lifetime IncomeSM Advantage Guaranteed Income Benefit is purchased at the time you elect i4LIFE (Reg. TM) Advantage or any time during the Access Period. The i4LIFE (Reg. TM) Guaranteed Income Benefit does not have an Income Base; the minimum floor is based on the contract value at the time you elect i4LIFE (Reg.
TM) with the Guaranteed Income Benefit. By electing one of these benefits, you will be subject to Investment Requirements. See The Contracts - i4LIFE (Reg.
TM) Advantage Guaranteed Income Benefit and 4LATER (Reg. TM) Advantage Guaranteed Income Benefit.

What is 4LATER (Reg. TM) Advantage? 4LATER (Reg. TM) Advantage, which may be available for purchase at an additional charge, is a way to guarantee today a minimum payout floor (a Guaranteed Income Benefit) in the future for the i4LIFE (Reg. TM) Advantage regular income payments. 4LATER (Reg. TM) Advantage provides an initial Income Base that is guaranteed to increase at a specified percentage over the accumulation period of the annuity. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - 4LATER (Reg. TM) Advantage.


May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts - Surrenders and Withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and Other Deductions. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 591/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal Tax Matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home office. In most states you assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. See Return Privilege.

Where may I find more information about accumulation unit values? Appendix A and B to this prospectus provide more information about accumulation unit values.



Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges. Results calculated without contingent deferred sales charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.

During extended periods of low interest rates, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative.

The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance.




The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies. Guarantees provided within death benefit options and living benefit riders are backed by the claims-paying ability of Lincoln Life.


Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Lincoln Financial Group sells a wide variety of financial products and solutions through financial advisors: mutual funds, managed accounts, retirement solutions, life insurance, 401(k) and 403(b) plans, savings plans, institutional investments and comprehensive financial planning and advisory services.



Variable Annuity Account (VAA)

On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their subaccounts, and they offer different benefits.




Financial Statements
The financial statements of the VAA and the consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.




Investments of the Variable Annuity Account
You decide the subaccount(s) to which you allocate purchase payments. There is a separate subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.


Investment Advisers

As compensation for its services to the fund, the investment adviser receives a fee from the fund which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectus for the fund.


Certain Payments We Receive with Regard to the Funds


With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate). It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the Contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some funds may pay us significantly more than other funds and the amount we receive may be substantial. These percentages currently range up to 0.46%, and as of the date of this prospectus, we were receiving payments from each fund family. We (or our affiliates) may profit from these payments or use these payments for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contracts and, in our role as intermediary, the funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.

The AIM, AllianceBernstein, American Century, American Funds, Delaware, DWS, Fidelity, Franklin Templeton, Janus, Lincoln, MFS and Putnam Funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans). The payment rates range up to 0.35% based on the amount of assets invested in those Funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.



Description of the Funds

Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.

We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional purchase payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.

Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.


Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for the fund. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.



AIM Variable Insurance Funds, advised by AIM Advisors, Inc.

  o Capital Appreciation Fund (Series II): Capital appreciation.
     This fund is not offered in contracts issued on or after May 24, 2004.

  o Core Equity Fund (Series II): Long-term growth.
     This fund is not offered in contracts issued on or after May 24, 2004.

  o International Growth Fund (Series II): Long-term growth.
     This fund is not offered in contracts issued on or after May 24, 2004.


AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein,
    L.P.

  o AllianceBernstein Global Technology Portfolio (Class B): Maximum capital appreciation.

  o AllianceBernstein Growth and Income Portfolio (Class B): Growth and income.


  o AllianceBernstein International Value Portfolio (Class B): Long-term growth.

  o AllianceBernstein Large Cap Growth Portfolio (Class B): Maximum capital appreciation.
     This fund is not offered in contracts issued on or after June 6, 2005.

  o AllianceBernstein Small/Mid Cap Value Portfolio (Class B): Long-term growth.


American Century Investments Variable Products, advised by American Century

  o Inflation Protection Fund (Class II): Long-term total return.


American Funds Insurance SeriesSM, advised by Capital Research and Management Company

  o Global Growth Fund (Class 2): Long-term growth.

  o Global Small Capitalization Fund (Class 2): Long-term growth.

  o Growth Fund (Class 2): Long-term growth.

  o Growth-Income Fund (Class 2): Growth and income.

  o International Fund (Class 2): Long-term growth.



Delaware VIP Trust, advised by Delaware Management Company


  o Capital Reserves Series (Service Class): Current income.

  o Diversified Income Series (Service Class): Total return.


  o Emerging Markets Series (Service Class): Capital appreciation.


  o High Yield Series (Service Class): Capital appreciation.

  o REIT Series (Service Class): Total return.
     This fund will not be offered in contracts issued on or after June 4, 2007.

  o Small Cap Value Series (Service Class): Capital appreciation.

  o Trend Series (Service Class): Capital appreciation.

  o U.S. Growth Series (Service Class): Capital appreciation.

  o Value Series (Service Class): Long-term capital appreciation.


DWS Investments VIT Funds, advised by Deutsche Asset Management Inc. and subadvised by Northern Trust Investments, Inc.


  o DWS Equity 500 Index VIP (Class B): Capital appreciation.
     (Subadvised by Northern Trust Investments, Inc.)

     This fund will not be offered in contracts issued on or after June 4, 2007.


  o DWS Small Cap Index VIP (Class B): Capital appreciation.
     (Subadvised by Northern Trust Investments, Inc.)

     This fund will not be offered in contracts issued on or after June 4, 2007.

Fidelity (Reg. TM) Variable Insurance Products, advised by Fidelity Management and Research Company

  o Contrafund (Reg. TM) Portfolio (Service Class 2): Long-term capital appreciation.

  o Equity-Income Portfolio (Service Class 2): Reasonable income.
     This fund is not offered in contracts issued on or after June 6, 2005.

  o Growth Portfolio (Service Class 2): Capital appreciation.

  o Mid Cap Portfolio (Service Class 2): Long-term growth.

  o VIP Overseas Portfolio (Service Class 2): Long-term growth.


Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income Securities Fund and the Franklin Small-Mid Cap Growth Securities Fund, by Templeton Global Advisors Limited for the Templeton Global Income Securities Fund and the Templeton Growth Securities Fund, and by Franklin Mutual Advisors, LLC for the Mutual Shares Securities Fund.

  o Franklin Income Securities Fund (Class 2): Current income.

  o Franklin Small-Mid Cap Growth Securities Fund (Class 2): Long-term growth.

  o Mutual Shares Securities Fund (Class 2): Capital appreciation.

  o Templeton Global Income Securities Fund (Class 2): Total return.

  o Templeton Growth Securities Fund (Class 2): Long-term growth.
    (Subadvised by Templeton Asset Management Ltd.)
    This fund will not be offered in contracts issued on or after June 4, 2007.


Janus Aspen Series, advised by Janus Capital Management LLC

  o Balanced Portfolio (Service Class): Long-term growth and current income. This fund is not offered in contracts issued on or after June 6, 2005.

  o Mid Cap Growth Portfolio (Service Class): Long-term growth.
     This fund is not offered in contracts issued on or after June 6, 2005.

  o Worldwide Growth Portfolio (Service Class): Long-term growth.
     This fund is not offered in contracts issued on or after May 24, 2004.


Lincoln Variable Insurance Products Trust, advised by Lincoln Investment
    Advisors Corporation.


  o LVIP Baron Growth Opportunities Fund (Service Class): Long-term growth. (Subadvised by BAMCO, Inc.)


  o LVIP Capital Growth Fund (Service Class): Capital appreciation.

     (Subadvised by Wellington Management)


  o LVIP Cohen & Steers Global Real Estate Fund (Service Class): Total Return. (Subadvised by Cohen & Steers Capital Management)


  o LVIP Columbia Value Opportunities Fund (Service Class): Long-term capital appreciation.
     (Subadvised by Columbia Management Advisors, LLC)
     (formerly LVIP Value Opportunities Fund)

  o LVIP Delaware Bond Fund (Service Class): Current income.
     (Subadvised by Delaware Management Company)


  o LVIP Delaware Growth and Income Fund (Service Class): Capital appreciation.

     (Subadvised by Delaware Management Company)


  o LVIP Delaware Social Awareness Fund (Service Class): Capital appreciation.

     (Subadvised by Delaware Management Company)

  o LVIP Delaware Special Opportunities Fund (Service Class): Capital appreciation.
     (Subadvised by Delaware Management Company)


  o LVIP FI Equity-Income Fund (Service Class): Income.

    (Subadvised by Pyramis Global Advisors LLC)
     This fund is not offered in contracts issued before June 6, 2005.

  o LVIP Janus Capital Appreciation Fund (Service Class): Long-term growth. (Subadvised by Janus Capital Management LLC)

  o LVIP Marsico International Growth Fund (Service Class): Long-term capital appreciation.
     (Subadvised by Marsico Capital Management, LLC)

  o LVIP MFS (Reg. TM) Value Fund (Service Class): Long-term growth of capital.

     (Subadvised by Massachusetts Financial Services Company)

  o LVIP Mid-Cap Value Fund (Service Class): Long-term capital appreciation. (Subadvised by Wellington Management)

  o LVIP Mondrian International Value Fund (Service Class): Long-term capital appreciation.
     (Subadvised by Mondrian Investment Partners Limited)

  o LVIP Money Market Fund (Service Class): Preservation of capital. (Subadvised by Delaware Management Company)

  o LVIP SSgA Bond Index Fund (Service Class): Current income.
    (Sub-advised by SSgA Funds Management, Inc.)
     This fund will be available on or about June 16, 2008. Consult your financial adviser.

  o LVIP SSgA Developed International 150 Fund (Service Class): Long-term capital appreciation.
    (Sub-advised by SSgA Funds Management, Inc.)
     This fund will be available on or about June 16, 2008. Consult your financial adviser.

  o LVIP SSgA Emerging Markets 100 Fund (Service Class): Long-term capital appreciation.
    (Sub-advised by SSgA Funds Management, Inc.)
     This fund will be available on or about June 16, 2008. Consult your financial adviser.

  o LVIP SSgA International Index Fund (Service Class): Long-term capital appreciation.
    (Sub-advised by SSgA Funds Management, Inc.)
     This fund will be available on or about June 16, 2008. Consult your financial adviser.

  o LVIP SSgA Large Cap 100 Fund (Service Class): Long-term capital appreciation.
    (Sub-advised by SSgA Funds Management, Inc.)
     This fund will be available on or about June 16, 2008. Consult your financial adviser.

  o LVIP SSgA Small/Mid Cap 200 Fund (Service Class): Long-term capital appreciation.
    (Sub-advised by SSgA Funds Management, Inc.)
     This fund will be available on or about June 16, 2008. Consult your financial adviser.

  o LVIP SSgA S&P 500 Index Fund (Service Class): Capital appreciation. (Sub-advised by SSgA Funds Management, Inc.)
     (Subadvised by State Street Global Advisors)

  o LVIP SSgA Small-Cap Index Fund (Service Class): Capital appreciation. (Sub-advised by SSgA Funds Management, Inc.)
     (Subadvised by State Street Global Advisors)

  o LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term growth of capital.
     (Subadvised by T. Rowe Price Associates, Inc.)

  o LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Service Class): Maximum capital appreciation.
     (Subadvised by T. Rowe Price Associates, Inc.)

  o LVIP Templeton Growth Fund (Service Class): Long-term growth of capital. (Subadvised by Templeton Investment Counsel, LLC)

  o LVIP Turner Mid-Cap Growth Fund (Service Class): Capital appreciation. (Subadvised by Turner Investment Partners)
     (formerly LVIP Mid-Cap Growth Fund)

  o LVIP UBS Global Asset Allocation Fund (Service Class): Total return. (Subadvised by UBS Global Asset Management (Americas) Inc. (UBS Global AM)


  o LVIP Wilshire 2010 Profile Fund (Service Class): Total return; a fund of funds.*
     (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire 2020 Profile Fund (Service Class): Total return; a fund of funds.*
     (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire 2030 Profile Fund (Service Class): Total return; a fund of funds.*
     (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire 2040 Profile Fund (Service Class): Total return; a fund of funds.*
     (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire Aggressive Profile Fund (Service Class): Capital appreciation; a fund of funds.*
     (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire Conservative Profile Fund (Service Class): Current income; a fund of funds.*
     (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire Moderate Profile Fund (Service Class): Total return; a fund of funds.*
     (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire Moderately Aggressive Profile Fund (Service Class): Growth and income; a fund of funds.*
     (Subadvised by Wilshire Associates Incorporated)

*Funds offered in a fund of funds structure may have higher expenses than funds that invest directly in debt or equity securities.



MFS (Reg. TM) Variable Insurance TrustSM, advised by Massachusetts Financial
    Services Company

  o Core Equity Series (Service Class): Capital appreciation.
     (formerly Capital Opportunities Series)
     This fund is not offered in contracts issued on or after June 6, 2005.


  o Growth Series (Service Class): Capital appreciation.
     (formerly Emerging Growth Series)
     This fund will be available on or about June 16, 2008. Consult your financial adviser.

  o Total Return Series (Service Class): Total return.

  o Utilities Series (Service Class): Total return.



Neuberger Berman Advisers Management Trust, advised by Neuberger Berman
    Management, Inc.

  o Mid-Cap Growth Portfolio (I Class): Capital appreciation.
     This fund will not be offered in contracts issued on or after June 4, 2007.

  o Regency Portfolio (I Class): Long-term growth.
     This fund will not be offered in contracts issued on or after June 4, 2007.


Putnam Variable Trust, advised by Putnam Investment Management, LLC

  o Growth & Income Fund (Class IB): Capital growth and current income. This fund is not offered in contracts issued on or after May 24, 2004.

  o Health Sciences Fund (Class IB): Capital appreciation.
     This fund is not offered in contracts issued on or after May 24, 2004.


Fund Shares

We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.


Reinvestment of Dividends and Capital Gain Distributions

All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.

Addition, Deletion or Substitution of Investments

We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all contractowners or only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.

Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion.

We also may:
 o remove, combine, or add subaccounts and make the new subaccounts available to you at our discretion;
 o transfer assets supporting the contracts from one subaccount to another or from the VAA to another separate account;
 o combine the VAA with other separate accounts and/or create new separate accounts;
 o deregister the VAA under the 1940 Act; and
 o operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.

We may modify the provisions of the contracts to reflect changes to the subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.



Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.

Our administrative services include:
 o processing applications for and issuing the contracts;
 o processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services - See Additional Services and the SAI for more information on these programs);
 o maintaining records;
 o administering annuity payouts;
 o furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values);
 o reconciling and depositing cash receipts;
 o providing contract confirmations;
 o providing toll-free inquiry services; and
 o furnishing telephone and electronic fund transfer services.

The risks we assume include:
 o the risk that annuitants receiving annuity payouts under contracts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
 o the risk that death benefits paid will exceed the actual contract value;
 o the risk that more owners than expected will qualify for waivers of the surrender charge;

 o the risk that lifetime payments to individuals from Lincoln Smart Security (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage will exceed the contract value;

 o the risk that, if the i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit or 4LATER (Reg. TM) Guaranteed Income Benefit is in effect, the required income payments will exceed the account value; and
 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the contingent deferred sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.

Deductions from the VAA

We apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:


                                        With Estate Enhancement
                                        Benefit Rider (EEB)
                                        -------------------------
o   Mortality and expense risk charge            1.65%
o   Administrative charge                        0.10%
                                                  ----
o   Total annual charge for each
    subaccount**                                 1.75%



    Enhanced Guaranteed   Guarantee of
    Minimum Death         Principal Death
    Benefit (EGMDB)       Benefit          Account Value Death Benefit
    --------------------- ---------------- ----------------------------
o          1.45%               1.20%                  1.15%
o          0.10%               0.10%                  0.10%
            ----                ----                   ----             --
o
           1.55%               1.30%                  1.25%

**For contracts purchased before June 6, 2005, (or later in those states that have not approved the contract changes), the total annual charges are as follows: EEB 1.65%; EGMDB 1.45%; Guarantee of Principal 1.35%; Account Value N/A.


Surrender Charge

A surrender charge applies (except as described below) to surrenders and withdrawals of purchase payments that have been invested for the periods indicated as follows:


                                                                   Number of contract anniversaries since
                                                                       purchase payment was invested
                                                               ----------------------------------------------
                                                                0     1     2     3     4     5     6     7+
      Surrender charge as a percentage of the surrendered or   7 %   7 %   6 %   6 %   5 %   4 %   3 %   0
      withdrawn purchase payments

A surrender charge does not apply to:
 o A surrender or withdrawal of a purchase payment beyond the seventh anniversary since the purchase payment was invested;
 o Withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed the free amount which is equal to 15% of the total purchase payments (this does not apply upon surrender of the contract);
 o When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;
 o A surrender or withdrawal of any purchase payments as a result of admittance of the contractowner into an accredited nursing home or equivalent health care facility, where the admittance into such facility occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days;
 o A surrender of the contract as a result of the death of the contractowner, joint owner or annuitant;
 o Purchase payments when used in the calculation of the initial periodic income payment and the initial Account Value under the i4LIFE (Reg. TM) Advantage option or the contract value applied to calculate the benefit amount under any annuity payout option made available by us;
 o Regular income payments made under i4LIFE (Reg. TM) Advantage, including any payments to provide the 4LATER (Reg. TM) or i4LIFE (Reg. TM) Guaranteed Income Benefits, or periodic payments made under any annuity payout option made available by us;
 o A surrender of a contract or withdrawal of a contract value from contracts issued to selling group individuals;
 o A surrender or withdrawal of any purchase payments after the onset of a permanent and total disability of the contractowner as defined in Section 22(e)(3) of the tax code, if the disability occurred after the effective date of the contract and before the 65th birthday of the contractowner. For contracts issued in the State of New Jersey, a different definition of permanent and total disability applies;
 o A surrender or withdrawal of any purchase payments as a result of the diagnosis of a terminal illness that is after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;

 o Withdrawals up to the Maximum Annual Withdrawal amount under the Lincoln SmartSecurity (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage, subject to certain conditions.


For purposes of calculating the surrender charge on withdrawals, we assume that:

1. The free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.

2. Prior to the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
  o from purchase payments (on a FIFO basis) until exhausted; then
  o from earnings until exhausted.

3. On or after the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
  o from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
  o from earnings until exhausted; then
  o from purchase payments (on a FIFO basis) to which a surrender charge still applies until exhausted.

We apply the surrender charge as a percentage of purchase payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your contract value has increased or decreased. The surrender charge is calculated separately for each purchase payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.

If the contractowner is a corporation or other non-individual (non-natural person), the annuitant or joint annuitant will be considered the contractowner or joint owner for purposes of determining when a surrender charge does not apply.


Account Fee


During the accumulation period, we will deduct $35 from the contract value on each contract anniversary to compensate us for the administrative services provided to you; this $35 account fee will also be deducted from the contract value upon surrender. This fee may be lower in certain states, if required, and will be waived after the fifteenth contract year. The account fee will be waived for any contract with a contract value that is equal to or greater than $100,000 on the contract anniversary. There is no account fee on contracts issued to selling group individuals.



Rider Charges

A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement.


Lincoln Lifetime IncomeSM Advantage Charge. While this Rider is in effect, there is a charge for the Lincoln Lifetime IncomeSM Advantage, if elected. The Rider charge is currently equal to an annual rate of 0.75% (0.1875% quarterly) for the Lincoln Lifetime IncomeSM Advantage Single Life or Joint Life option. If the Lincoln Lifetime IncomeSM Advantage Plus is purchased, an additional 0.15% is added, for a total current cost of 0.90%.

The charge is applied to the Guaranteed Amount as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% Step-up and decreased for withdrawals. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount of the contract on the valuation date the Rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Lincoln Lifetime IncomeSM Advantage Guaranteed Amount section for a discussion and example of the impact of the changes to the Guaranteed Amount.

The annual Rider percentage charge may increase each time the Guaranteed Amount increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 1.50%. Therefore, your percentage charge for this Rider could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. This opt out will only apply for this particular Automatic Annual Step-up and is not available if additional purchase payments would cause your charge to increase (see below). You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.

An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% Step-up will not cause an increase in the annual Rider percentage charge but will increase the dollar amount of charge.

Once cumulative additional purchase payments into your annuity contract after the first Benefit Year exceed $100,000, any additional purchase payment will potentially cause the charge for your Rider to change to the current charge for new purchases in effect on the next Benefit Year anniversary, but the charge will never exceed the guaranteed maximum annual charge. The new charge will become effective on the Benefit Year anniversary.

The Rider charge will be discontinued upon termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider (except for death) or surrender of the contract.

If the Guaranteed Amount is reduced to zero while the contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.

If you purchase Lincoln Lifetime IncomeSM Advantage Plus Option, an additional 0.15% charge will be added to the Lincoln Lifetime IncomeSM Advantage charge for a total current charge of 0.90% applied to the Guaranteed Amount. This total charge (which may change as discussed above) is in effect until the 7th Benefit Year anniversary. If you exercise your Plus Option, this entire rider and its charge will terminate. If you do not exercise the Plus Option, after the 7th Benefit Year anniversary, the 0.15% charge for the Plus

Option will be removed and the Lincoln Lifetime IncomeSM Advantage rider and charge will continue. If you make a withdrawal prior to the 7th Benefit Year anniversary, you will not be able to exercise the Plus option, but the additional 0.15% charge will remain on your contract until the 7th Benefit Year anniversary.


Lincoln SmartSecurity (Reg. TM) Advantage Charge. While this Rider is in effect, there is a charge for the Lincoln SmartSecurity (Reg. TM) Advantage, if elected. The Rider charge is currently equal to an annual rate of:

1) 0.45% (0.1125% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage
-  5 Year Elective Step-up option; or

2) 0.65% (0.1625% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage
- 1 Year Automatic Step-up, Single Life option (and also the prior version of Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up); or

3) 0.80% (0.2000% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage
-  1 Year Automatic Step-up, Joint Life option.

Once the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, Single Life option is available in your state, the prior version will not be available. If you purchase this Rider in the future, the percentage charge will be the current charge in effect at the time of purchase.

The charge is applied to the Guaranteed Amount as adjusted. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount of the contract on the valuation date the Rider charge is assessed. In Lincoln SmartSecurity (Reg. TM) Advantage
- 5 Year Elective Step-up option and the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up (without the Single or Joint Life option), the charge may be deducted in proportion to the value in the fixed account as well. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Lincoln SmartSecurity (Reg. TM) Advantage, Guaranteed Amount section, for a discussion and example of the impact of changes to the Guaranteed Amount.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the annual Rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.

Under both options, if you elect to step-up the Guaranteed Amount for another 10 year period (including if we administer the step-up election for you or if you make a change from a Joint Life to a Single Life option after a death or divorce), a pro-rata deduction of the Rider charge based on the Guaranteed Amount immediately prior to the step-up will be made on the valuation date of the step-up. This deduction covers the cost of the Rider from the time of the previous deduction to the date of the step-up. After a contractowner's step-up, we will deduct the Rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the valuation date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the Rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge of 0.95% for the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option or 1.50% for the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your Rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The Rider charge will be discontinued upon the earlier of the annuity commencement date, election of i4LIFE (Reg. TM) Advantage or termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider or surrender of the contract.

Rider Charge Waiver. For the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the Rider charge may be waived. For the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, no Rider charge waiver is available with the Single Life and Joint Life options. The earlier version of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.

Whenever the above conditions are met, on each valuation date the Rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this Rider or on the most recent step-up date; and (2) purchase payments made after the step-up, then the quarterly Rider charge will be waived. If the withdrawals have been more than 10%, then the Rider charge will not be waived.


4LATER (Reg. TM) Advantage Charge. Prior to the periodic income commencement date (which is defined as the valuation date the initial regular income payment under i4LIFE (Reg. TM) Advantage is determined), the annual 4LATER (Reg. TM) charge is currently 0.50% of the Income Base. The Income Base (an amount equal to the initial purchase payment or contract value at the time of election), as adjusted, is a value that will be used to calculate the 4LATER (Reg. TM) Guaranteed Income Benefit. An amount equal to the quarterly 4LATER (Reg. TM) Rider charge multiplied by the Income Base will be deducted from the subaccounts on every third month anniversary of the later of the 4LATER (Reg.
TM) Rider Effective Date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each subaccount on the valuation date the 4LATER (Reg. TM) Rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional purchase payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a Reset to the current Account Value. If you purchase 4LATER (Reg. TM) in the future, the percentage charge will be the charge in effect at the time you elect 4LATER (Reg. TM).

Upon a reset of the Income Base, a pro-rata deduction of the 4LATER (Reg. TM) Rider charge based on the Income Base immediately prior to the reset will be made on the valuation date of the reset. This deduction covers the cost of the 4LATER (Reg. TM) Rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER (Reg. TM) Rider charge for the reset Income Base on a quarterly basis, beginning on the valuation date on or next following the three month anniversary of the reset. At the time of the reset, the annual charge will be the current charge in effect for new purchases of 4LATER (Reg. TM) at the time of reset, not to exceed the guaranteed maximum charge of 1.50%. If you never elect to reset your Income Base, your 4LATER (Reg. TM) Rider percentage charge will never change, although the amount we deduct will change as your Income Base changes.

Prior to the periodic income commencement date, a pro-rata amount of the 4LATER (Reg. TM) Rider charge will be deducted upon termination of the 4LATER (Reg.
TM) Rider for any reason other than death.


i4LIFE (Reg. TM) Advantage Charge. i4LIFE (Reg. TM) Advantage is subject to a charge (imposed during the i4LIFE (Reg. TM) Advantage payout phase), computed daily of the net asset value of the Account Value in the VAA. The annual rate of the i4LIFE (Reg. TM) Advantage charge is: 1.65% for the i4LIFE (Reg. TM) Advantage Account Value death benefit; 1.70% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit; and 1.95% for the i4LIFE (Reg. TM) Advantage EGMDB. This charge consists of a mortality and expense risk and administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). If i4LIFE (Reg. TM) Advantage is elected at issue of the contract, i4LIFE (Reg. TM) Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE (Reg. TM) Advantage and the charge will begin on the periodic income commencement date which is the valuation date on which the regular income payment is determined. After the Access Period ends, the charge will be the same rate as the cost of the i4LIFE (Reg. TM) Advantage Account Value death benefit.

i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Charge.

The Guaranteed Income Benefit which is purchased with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of 0.50%, which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage of the net asset value of the Account Value in the VAA computed daily as follows: 2.15% for the i4LIFE (Reg. TM) Advantage Account Value death benefit; 2.20% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit; and 2.45% for the i4LIFE (Reg. TM) Advantage EGMDB.

The Guaranteed Income Benefit percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the Guaranteed Income Benefit (described later) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50%.

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.


4LATER (Reg. TM) Guaranteed Income Benefit Charge. The 4LATER (Reg. TM) Guaranteed Income Benefit which is purchased with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of .50% which is added to the i4LIFE (Reg.
TM) Advantage charge for a total current percentage of the net asset value of the Account Value in the VAA computed daily as follows: 2.15% for the Account Value death benefit; 2.20% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit; and 2.45% for the EGMDB. These charges apply only during the i4LIFE (Reg. TM) Advantage payout phase.

On the periodic income commencement date, a pro-rata deduction of the 4LATER (Reg. TM) Rider charge will be made to cover the cost of 4LATER (Reg. TM) since the previous deduction. On and after the periodic income commencement date, the 4LATER (Reg. TM) Rider charge will be added to the i4LIFE (Reg. TM) charge as a daily percentage of average account value. This is a change to the calculation of the 4LATER (Reg. TM) charge because after the periodic income commencement date, when the 4LATER (Reg. TM) Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER (Reg. TM) charge is the same immediately before and after the periodic income commencement date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the periodic income commencement date and then multiplied by the average daily account value after the periodic income commencement date.


After the periodic income commencement date, the 4LATER (Reg. TM) percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the 4LATER (Reg. TM) Guaranteed Income Benefit (described later) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the 4LATER (Reg. TM) percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50%.

After the periodic income commencement date, if the 4LATER (Reg. TM) Guaranteed Income Benefit is terminated, the 4LATER (Reg. TM) Rider annual charge will also terminate.


Lincoln Lifetime Income (Reg. TM) Advantage Guaranteed Income Benefit Charge.

The Guaranteed Income Benefit which is purchased with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of 0.50%, which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage of the net asset value of the Account Value in the VAA computed daily as follows: 2.15% for the i4LIFE (Reg. TM) Advantage Account Value death benefit; 2.20% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit; and 2.45% for the i4LIFE (Reg. TM) Advantage EGMDB.

The Guaranteed Income Benefit percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the Guaranteed Income Benefit (described later) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50%.

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.




Deductions for Premium Taxes

Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from zero to 3.5%.


Other Charges and Deductions

The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the interest adjustment if applicable. See Fixed Side of the Contract.


The mortality and expense risk and administrative charge of 1.40% will be assessed on all variable annuity payouts (except for the i4LIFE (Reg. TM) Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk.


There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.


Additional Information

The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
 o the use of mass enrollment procedures,
 o the performance of administrative or sales functions by the employer,
 o the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
 o any other circumstances which reduce distribution or administrative expenses.

The exact amount of charges and fees applicable to a particular contract will be stated in that contract.



The Contracts

Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the Contracts.


When a completed application and all other information necessary for processing a purchase order is received at our Home office, an initial purchase payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial purchase payment to your agent, we will not begin processing your purchase order until we receive the application and initial purchase payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is complete, we will allocate your initial purchase payment within two business days.

Who Can Invest

To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the contractowner, joint owner and annuitant must be under age 86. Certain death benefit options may not be available at all ages. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.

In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a purchase payment and/or freeze a contractowner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or death benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the contractowner, and held in that account until instructions are received from the appropriate regulator.


If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.



Replacement of Existing Insurance

Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.


Purchase Payments

Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $10,000. The minimum for selling group individuals is $1500. The minimum annual amount for additional purchase payments is $300. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a minimum purchase payment is not submitted, we will contact you to see if additional money will be sent, or if we should return the purchase payment to you. Purchase payments in total may not exceed $2 million without our approval. If you stop making purchase payments, the contract will remain in force as a paid-up contract. However, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. Purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract, or the death of the contractowner, whichever comes first. Upon advance written notice, we reserve the right to limit purchase payments made to the contract.


Valuation Date

Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.


Allocation of Purchase Payments


Purchase payments allocated to the variable account are placed into the VAA's subaccounts, according to your instructions. You may also allocate purchase payments in the fixed account, if available.

The minimum amount of any purchase payment which can be put into any one subaccount is $20. The minimum amount of any purchase payment which can be put into a fixed account guaranteed period is $2,000, subject to state approval.

If we receive your purchase payment from you or your broker-dealer in good order at our Home office prior to 4:00 p.m., New York time, we will use the accumulation unit value computed on that valuation date when processing your purchase payment. If we receive your purchase payment at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. If you submit your purchase payment to your representative, we will generally not begin processing the purchase payment until we receive it from your representative's broker-dealer. If your broker-dealer submits your purchase payment to us through the Depository Trust and Clearing Corporation
(DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your purchase payment to us, and your purchase payment was placed with your broker-dealer prior to 4:00 p.m., New York time, then we will use the accumulation unit value computed on that valuation date when processing your purchase payment. If your purchase payment was placed with your broker-dealer at or after 4:00 p.m. New York time, then we will use the accumulation unit value computed on the next valuation date.

The number of accumulation units determined in this way is not impacted by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.



Valuation of Accumulation Units

Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the purchase payments are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

1. The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

2. The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3. The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Contracts with different features have different daily charges, and therefore, will have different corresponding accumulation unit values on any given day. In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.


Transfers On or Before the Annuity Commencement Date

You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. There is no charge for a transfer.

Transfers (among the variable subaccounts and as permitted between the variable and fixed accounts) are limited to twelve (12) per contract year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross re-investment or portfolio rebalancing elected on forms available from us. See Additional Services and the SAI for more information on these programs.

The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.

A transfer request may be made to our Home office using written, telephone, fax, or electronic instructions, if the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home office.

Requests for transfers will be processed on the valuation date that they are received when they are received at our Home office before the end of the valuation date (normally 4:00 p.m. New York time). If we receive a transfer request at or after 4:00p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date.

If your contract offers a fixed account, you also may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer part of the contract value from a fixed account to the various subaccount(s) subject to the following restrictions:
 o the sum of the percentages of fixed value transferred is limited to 25% of the value of that fixed account in any twelve month period; and
 o the minimum amount which can be transferred is $300 or the amount in the fixed account.

Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE (Reg. TM) Advantage transfers) may be subject to interest adjustments, if applicable.

Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.


Market Timing

Frequent, large, or short-term transfers among subaccounts and the fixed account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the subaccounts and the fixed account that may affect other contractowners or fund shareholders.

In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among subaccounts. While we reserve the right to enforce these policies and procedures, contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contractowners who violate the excessive trading policies established by the fund.

You should be aware that the purchase and redemption orders received by the funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from policy owners engaged in disruptive trading activity, the fund may reject the entire omnibus order.

Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from subaccount to subaccount to comply with specific fund policies and procedures.

We may increase our monitoring of contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same contractowner if that contractowner has been identified as a market timer. For each contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.

Once a contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the contractowner in writing that future transfers (among the subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, standard delivery for the remainder of the contract year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this "original signature" restriction on that contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that contractowner's particular transfers.

Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of contractowners determined to be engaged in such transfer activity that may adversely affect other contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.

Our Market Timing Procedures are applied consistently to all contractowners. An exception for any contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all contractowners or as applicable to all contractowners investing in underlying funds. We also reserve the right to implement and administer redemption fees imposed by one or more of the funds in the future.

Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.


Transfers After the Annuity Commencement Date


You may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per contract year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment.

If you select i4LIFE (Reg. TM) Advantage your transfer rights and restrictions for the variable subaccounts and the fixed account during the Access Period are the same as stated in the section of this prospectus called Transfers On or Before the Annuity Commencement Date. During the i4LIFE (Reg. TM) Advantage Lifetime Income Period, you are subject to the rights set forth in the prior paragraph.



Ownership

The owner on the date of issue will be the person or entity designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a joint owner.

As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Non-qualified contracts may not be collaterally assigned. An assignment affects the death benefit and living benefits calculated under the contract. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.


Joint Ownership

If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.


Annuitant

The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are a tax-exempt entity, then you can name two joint annuitants]. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying us of the change. The new annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the death benefit on the death of the annuitant. See The Contracts - Death Benefit. A contingent annuitant may be named or changed by notifying us in writing. Contingent annuitants are not allowed on contracts owned by non-natural owners. On or after the annuity commencement date, the annuitant or joint annuitants may not be changed and contingent annuitant designations are no longer applicable.


Surrenders and Withdrawals


Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request on an approved Lincoln distribution request form (available from the Home office), subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend on the annuity payout option selected.


The amount available upon surrender/withdrawal is the contract value less any applicable charges, fees, and taxes at the end of the valuation period during which the written request for surrender/withdrawal is received at the Home office. If we receive a surrender or withdrawal request at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. Surrenders and withdrawals from the fixed account may be subject to the interest adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home office. The payment may be postponed as permitted by the 1940 Act.

If you request a lump sum surrender and your surrender value is over $10,000, your money will be placed into a SecureLine (Reg. TM) account in your name. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may begin writing checks immediately.

The SecureLine (Reg. TM) account is a special service that we offer in which your surrender proceeds are placed into an interest-bearing account. Instead of mailing you a check, we will send a checkbook so that you will have access to the account simply by writing a check for all or any part of the proceeds. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account.


There are charges associated with surrender of a contract or withdrawal of contract value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining contract value. If the charges are deducted from the remaining contract value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.


The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal Tax Matters - Taxation of Withdrawals and Surrenders.


Additional Services

These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home office. For further detailed information on these services, please see Additional Services in the SAI.

Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain variable subaccounts into the variable subaccounts on a monthly basis. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value.

The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.

Only one of the three additional services (DCA, cross reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross reinvestment running simultaneously.



Asset Allocation Models

Your registered representative may discuss asset allocation models with you to assist you in deciding how to allocate your purchase payments among the various subaccounts and/or the fixed account. The models listed below, available on or about June 16, 2008, were designed and prepared by SSgA Funds Management, Inc., a registered investment advisory firm for use by Lincoln Financial Distributors, Inc., (LFD) the principal underwriter of the contracts. LFD provides models to broker dealers who may offer the models to their own clients. The models do not constitute investment advice and you should consult with your broker dealer representative to determine whether you should utilize a model or which model is suitable for you based upon your goals, risk tolerance and time horizon.

Each model invests different percentages of contract value in some or all of the LVIPT subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your contract value (and any additional purchase payments you make) will be allocated among certain subaccounts in accordance with the model's asset allocation strategy. You may not make transfers among the subaccounts. We will deduct any withdrawals you make from the subaccounts in the asset allocation model on a pro rata basis. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.

Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help reduce volatility and boost returns over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably not appropriate for you.

The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.

In order to maintain the model's specified subaccount allocation percentages, you agree to be automatically enrolled in and you thereby authorize us to automatically rebalance your contract value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each allocation. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.


The models are static asset allocation models. This means that that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you desire to change your contract value or purchase payment allocation or percentages to reflect a revised or different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no charge from Lincoln for participating in a model.

Certain living benefit riders may require that you allocate purchase payments in accordance with Investment Requirements that may be satisfied by choosing one of the asset allocation models. Different requirements and/or restrictions may apply under the individual rider. See The Contracts - Investment Requirements.

The following models have been prepared by SSgA Funds Management, Inc., a registered investment advisor. The models are comprised of funds from the LVIP that are offered within your contract. Your registered representative will have more information on the specific investments of each model.
 o The SSgA Conservative Index Model is composed of specified underlying subaccounts representing a target allocation of approximately 40% in three equity subaccounts and 60% in one fixed income subaccount. This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes index funds exclusively.
 o The SSgA Moderate Index Model is composed of specified underlying subaccounts representing a target allocation of approximately 60% in three equity subaccounts and 40% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes index funds exclusively.
 o The SSgA Moderately Aggressive Index Model is composed of specified underlying subaccounts representing a target allocation of approximately
   80% in three equity subaccounts and 20% in one fixed income subaccount.
   This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively.
 o The SSgA Aggressive Index Model is composed of specified underlying subaccounts representing a target allocation of approximately 90% in three equity subaccounts and 10% in one fixed income subaccount. This model seeks long term growth of capital. The model utilizes index funds exclusively.
 o The SSgA Structured Conservative Model is composed of specified underlying subaccounts representing a target allocation of approximately 40% in seven equity subaccounts and 60% in one fixed income subaccount. This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The SSgA Structured Moderate Model is composed of specified underlying subaccounts representing a target allocation of approximately 60% in seven equity subaccounts and 40% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.

 o The SSgA Structured Moderately Aggressive Model is composed of specified underlying subaccounts representing a target allocation of approximately 80% in seven equity subaccounts and 20% fixed one income subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The SSgA Structured Aggressive Model is composed of specified underlying subaccounts representing a target allocation of approximately 90% in seven equity subaccounts and 10% in one fixed income subaccount. This model seeks long term growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.

Franklin Templeton Founding Investment Strategy: Through the Franklin Templeton Founding Investment Strategy you may allocate purchase payments and/or contract values to three underlying funds as listed below. This is not an asset allocation model. Upon selection of this program you agree to be automatically enrolled in portfolio rebalancing and authorize us to automatically rebalance your contract value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each allocation. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.





  o   FTVIPT Franklin Income Securities      34%
  o   FTVIPT Mutual Shares Securities        33%
  o   LVIP Templeton Growth Fund             33%


Death Benefit

The chart below provides a brief overview of how the death benefit proceeds will be distributed, if death occurs prior to i4LIFE (Reg. TM) Advantage elections or to the annuity commencement date. Refer to your contract for the specific provisions applicable upon death.



 UPON DEATH OF:    AND...
contractowner     There is a surviving joint owner
 contractowner     There is no surviving joint owner
contractowner     There is no surviving joint owner
                  and the beneficiary predeceases the
                  contractowner
 annuitant         The contractowner is living
annuitant         The contractowner is living
 annuitant**       The contractowner is a trust or other
                  non-natural person



 UPON DEATH OF:    AND...                                 DEATH BENEFIT PROCEEDS PASS TO:
contractowner     The annuitant is living or deceased    joint owner
 contractowner     The annuitant is living or deceased    designated beneficiary
contractowner     The annuitant is living or deceased    contractowner's estate
 annuitant         There is no contingent annuitant       The youngest contractowner
                                                         becomes the contingent annuitant
                                                         and the contract continues. The
                                                         contractowner may waive* this
                                                         continuation and receive the death
                                                         benefit proceeds.
annuitant         The contingent annuitant is living     contingent annuitant becomes the
                                                         annuitant and the contract continues
 annuitant**       No contingent annuitant allowed        designated beneficiary
                  with non-natural contractowner

* Notification from the contractowner to select the death benefit proceeds must be received within 75 days of the death of the annuitant.

** Death of annuitant is treated like death of the contractowner.


If the contractowner (or a joint owner) or annuitant dies prior to the annuity commencement date, a death benefit may be payable. You can choose the death benefit. Only one death benefit may be in effect at any one time and this election terminates if you elect i4LIFE (Reg. TM) Advantage or any annuitization option. Generally, the more expensive the death benefit the greater the protection.

You should consider the following provisions carefully when designating the beneficiary, annuitant, any contingent annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the death benefit or other amount paid upon a contractowner's or annuitant's death.

You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our Home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

Upon the death of the contractowner, a death benefit will be paid to the beneficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner.

If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alternatively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this death benefit must be received by us within 75 days of the death of the annuitant. The contract terminates when any death benefit is paid due to the death of the annuitant.


Only the contract value as of the valuation date we approve the payment of the death claim is available as a death benefit if a contractowner, joint owner or annuitant was added or changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior contractowner, joint owner or annuitant. If your contract value equals zero, no death benefit will be paid.


Account Value Death Benefit. Contractowners who purchase their contracts on or after June 6, 2005 , (or later in those states that have not approved the contract changes) may select the Account Value Death Benefit. If you elect the Account Value Death Benefit contract option, we will pay a death benefit equal to the contract value on the valuation date the death benefit is approved by us for payment. Once you have selected this death benefit option, it cannot be changed. (Your contract may refer to this benefit as the Contract Value Death Benefit.)

Guarantee of Principal Death Benefit. If you do not select a death benefit, the Guarantee of Principal Death Benefit will apply to your contract. If the Guarantee of Principal Death Benefit is in effect, the death benefit will be equal to the greater of:
 o The current contract value as of the valuation date we approve the payment of the claim; or

 o The sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all purchase payments amount on a dollar for dollar basis. See The Contracts - Lincoln Lifetime IncomeSM Advantage).


In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable.

All references to withdrawals include deductions for applicable withdrawal charges (surrender charges for example) and premium taxes, if any.


For contracts issued on or after June 6, 2005 (or later in some states), you may discontinue the Guarantee of Principal Death Benefit by completing the Death Benefit Discontinuance form and sending it to our Home Office. The benefit will be discontinued as of the valuation date we receive the request and the Account Value Death Benefit will apply. We will deduct the charge for the Account Value Death Benefit as of that date. See Charges and Other Deductions.


Enhanced Guaranteed Minimum Death Benefit (EGMDB). If the EGMDB is in effect, the death benefit paid will be the greatest of:
 o The current contract value as of the valuation date we approve the payment of the claim; or

 o the sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all purchase payments amount on a dollar for dollar basis. See The Contracts - Lincoln Lifetime IncomeSM Advantage); or

 o the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the contractowner, joint owner (if applicable) or annuitant for whom the death claim is approved for payment. The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the contract value.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.

The EGMDB is not available under contracts issued to a contractowner, or joint owner or annuitant, who is age 80 or older at the time of issuance.

You may discontinue the EGMDB at any time by completing the Death Benefit Discontinuance form and sending it to our Home office. The benefit will be discontinued as of the valuation date we receive the request, and the Guarantee of Principal Death Benefit will apply, or, if your contract was purchased on or after June 6, 2005 (or later in some states) you may instead choose the Account Value Death Benefit. We will deduct the applicable charge for the new death benefit as of that date. See Charges and Other Deductions.

Estate Enhancement Benefit Rider (EEB Rider). The amount of death benefit payable under this Rider is the greatest of the following amounts:
 o The contract value as of the valuation date we approve the payment of the claim; or

 o The sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all purchase payments amount on a dollar for dollar basis. See The Contracts - Lincoln Lifetime IncomeSM Advantage); or

 o The highest contract value on any contract anniversary (including the inception date) prior to the 81st birthday of the deceased contractowner, joint owner (if applicable), or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom a death claim is approved for payment. The highest contract value is adjusted for certain transactions. It is increased by purchase payments made on or after that contract anniversary on which the highest contract value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date in the same proportion that withdrawals reduced the contract value; or
 o The current contract value as of the valuation date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:
  o the contract earnings; or
  o the covered earnings limit.

Note: If there are no contract earnings, there will not be an amount provided under this item.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable.

All references to withdrawals include deductions for applicable charges and premium taxes, if any.

The Enhancement Rate is based on the age of the oldest contractowner, joint owner (if applicable), or annuitant on the date when the Rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB Rider is not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the Rider would become effective.

Contract earnings equal:
 o the contract value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
 o the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); minus
 o each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus
 o the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The covered earnings limit equals 200% of:
 o the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); plus
 o each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the contractowner, joint owner (if applicable) or annuitant; minus
 o the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The EEB Rider may not be available in all states. Please check with your investment representative regarding availability of this rider. Contracts purchased after the Rider becomes available in your state may only elect the Rider at the time of purchase.

The EEB Rider may not be terminated unless you surrender the contract or the contract is in the annuity payout period.


General Death Benefit Information

Only one of these death benefit elections may be in effect at any one time and these elections terminate if you elect i4LIFE (Reg. TM) Advantage.

If there are joint owners, upon the death of the first contractowner, we will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, we will pay a death benefit to the designated beneficiary(s).

If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Should the surviving spouse elect to continue the contract, a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value on the date the surviving spouse elects to continue will be added to the contract value. If the contract is continued in this way, the death benefit in effect at the time the beneficiary elected to continue the contract will remain as the death benefit.

If the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current contract value (after crediting any death benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving annuitant is 76 or older, the EEB death benefit will be reduced to the EGMDB for a total annual charge of 1.55% or 1.60% for contracts issued before June 6, 2005.

The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal Tax Matters.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:
 o If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or
 o If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

If the beneficiary is a minor, court documents appointing the guardian/custodian may be required.

Unless the contractowner has already selected a settlement option, the beneficiary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.

Upon the death of the annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If the death benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an annuity payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

In the case of a death of one of the parties to the annuity contract, if the recipient of the death benefit has elected a lump sum settlement and the contract value is over $10,000, the proceeds will be placed into the interest-bearing account in the recipient's name as the owner of the account. The SecureLine (Reg. TM) account allows the recipient additional time to decide how to manage death benefit proceeds with the balance earning interest from the day the account is opened. SecureLine (Reg. TM) is not a method of deferring taxation.

The SecureLine (Reg. TM) account is a special service that we offer in which the death benefit proceeds are placed into an interest-bearing account. Instead of mailing you (or the recipient of the death proceeds) a check, we will send a checkbook so that you (or the death proceeds recipient) will have access to the account simply by writing a check for all or any part of the proceeds. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account.



Investment Requirements - Option 1

Contractowners who have elected 4LATER (Reg. TM) Advantage, the Lincoln SmartSecurity (Reg. TM) Advantage, or i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit will be subject to the following requirements on variable subaccount investments. You will be subject to different Investment Requirements if you elect the Lincoln Lifetime IncomeSM Advantage rider. If you do not elect any of these benefits, the Investment Requirements will not apply to your contract.

For 4LATER (Reg. TM) Advantage, Lincoln SmartSecurity (Reg. TM) Advantage, and i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit, we do not intend to enforce these Investment Requirements at this time. We will notify you at least 30 days in advance of when the Investment

Requirements will be enforced. Our decision to enforce these requirements will be based on our review of the subaccount investments of the contractowners who have these riders and market conditions.


No more than 35% of your contract value (includes account value if i4LIFE (Reg.
TM) Advantage is in effect) can be invested in the following subaccounts ("Limited Subaccounts"):

o AIM V.I. International Growth Fund
o AllianceBernstein Global Technology Portfolio
o AllianceBernstein International Value Portfolio

o AllianceBernstein Small/Mid Cap Value Portfolio
o American Funds Global Growth Fund
o American Funds Global Small Capitalization Fund
o American Funds International Fund

o Delaware VIP Emerging Markets Series
o Delaware VIP REIT Series
o Delaware VIP Small Cap Value Series
o Delaware VIP Trend Series
o DWS Small Cap Index VIP
o Fidelity (Reg. TM) VIP Overseas Portfolio
o FTVIPT Franklin Small-Mid Cap Growth Securities Fund
o FTVIPT Templeton Growth Securities Fund

o Janus Aspen Mid Cap Growth Portfolio
o Janus Aspen Worldwide Growth Portfolio
o LVIP Baron Growth Opportunities Fund
o LVIP Cohen & Steers Global Real Estate Fund
o LVIP Marsico International Growth Fund
o LVIP Mondrian International Value Fund
o LVIP SSgA Developed International 150 Fund
o LVIP SSgA Emerging Markets 100 Fund
o LVIP SSgA International Index Fund
o LVIP SSgA Small/Mid Cap 200 Fund
o LVIP SSgA Small-Cap Index Fund

o LVIP T. Rowe Price Structured Mid-Cap Growth Fund
o LVIP Templeton Growth Fund

o LVIP Turner Mid-Cap Growth Fund

o Neuberger Berman AMT Mid-Cap Growth Portfolio

All other variable subaccounts will be referred to as "Non-Limited
Subaccounts".

You can select the percentages of contract value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total contract value. On each quarterly anniversary of the effective date of any of these benefits, if the contract value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your contract value so that the contract value in the Limited Subaccounts is 30%.


If rebalancing is required, the contract value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the contract value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no contract value in the Non-Limited Subaccounts at that time, all contract value removed from the Limited Subaccounts will be placed in the LVIP Money Market subaccount.

We may move subaccounts on or off the Limited Subaccount list, change the percentages of contract value allowed in the Limited Subaccounts or change the frequency of the contract value rebalancing, at any time, in our sole discretion, but we will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.


At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements;

2. submit your own reallocation instructions for the contract value in excess of 35% in the Limited Subaccounts; or

3. take no action and be subject to the quarterly rebalancing as described above.

Investment Requirements - Option 2

Contractowners who have elected the Lincoln Lifetime IncomeSM Advantage will be subject to the following Investment Requirements-Option 2 on the investments in their contracts. These Investment Requirements are different from the Investment Requirements-Option 1 that apply to purchases of other optional riders. Contractowners with an active Lincoln Lifetime IncomeSM Advantage who terminate Lincoln Lifetime IncomeSM Advantage to purchase i4LIFE (Reg. TM) Advantage with the Lincoln Lifetime Income (Reg. TM) Advantage Guaranteed Income Benefit are also subject to Investment Requirements-Option 2. We have divided the subaccounts of your contract into two groups. We will specify the minimum or maximum percentages of your contract value that must be in each group at the time you purchase the Rider. In addition, you may allocate your contract value and purchase payments in accordance with certain asset allocation models. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase this Rider. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.

You can select the percentages of contract value to allocate to individual funds within each group, but the total investment for all funds in a group must comply with the specified minimum or maximum percentages for that group.

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your contract value on a periodic basis. On each quarterly anniversary of the effective date of the Rider, we will rebalance your contract value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion, but we will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.

We may change the list of subaccounts in a group, change the number of groups, change the minimum or maximum percentages of contract value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion, but we will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these Riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.

At the time you receive notice of a change to the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements;

2. submit your own reallocation instructions for the contract value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or

3. if you take no action, such changes will apply only to additional deposits or to future transfers of contract value. You will not be required to change allocations to existing subaccounts, but you will not be allowed to add money, by either an additional deposit or a contract transfer, in excess of the new percentage applicable to a fund or fund group.

At this time, the subaccount groups are as follows:





Group 1                                             Group 2
Investments must be at least 25%                    Investments cannot exceed 75%
--------------------------------------------------- --------------------------------------------------------
1. American Century VIP Inflation Protection        All other investment options except as discussed below.
2. Delaware VIP High Yield Series
3. LVIP Delaware Bond Fund
4. Delaware VIP Capital Reserves Series
5. Delaware VIP Diversified Series
6. FTVIPT Templeton Global Income Securities Fund
7. LVIP SSgA Bond Index Fund



To satisfy the Investment Requirements for the Lincoln Lifetime Income (Reg.
TM) Advantage, you may allocate 100% of your contract value to or among the MFS VIT Total Return Fund, the FTVIPT Franklin Income Securities Fund, or the LVIP Wilshire Profile Funds that are available in your contract except not more than 75% can be allocated to the LVIP Wilshire Aggressive Profile Fund. If you allocate less than 100% to these funds, then these funds will be considered as part of Group 2 above and you will be subject to the Group 2 restrictions. In addition, you can allocate 100% of your contract value to the Founding Investment Strategy (FTVIPT Franklin Income

Securities Fund 34%, LVIP Templeton Growth Fund 33% and FTVIPT Mutual Shares Securities Fund 33%). The LVIP SSgA Emerging Markets 100 Fund and the fixed accounts (except for dollar cost averaging) are not available with Lincoln Lifetime Income (Reg. TM) Advantage.

To satisfy the Investment Requirements of Lincoln Lifetime Income (Reg. TM) Advantage, contract value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. On or about June 16, 2008, 100% of the contract value can be allocated to one of the following models: SSgA Structured Conservative Model, SSgA Structured Moderate Model, SSgA Structured Moderately Aggressive Model, SSgA Conservative Index Model, SSgA Moderate Index Model and SSgA Moderately Aggressive Index Model.

As discussed in the Lincoln Lifetime IncomeSM Advantage Plus section, if you purchase the Lincoln Lifetime IncomeSM Advantage Plus rider, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your contract value to the LVIP Wilshire Moderate Profile Fund, the LVIP Wilshire Conservative Profile Fund (both are funds of funds) or the FTVIPT Franklin Income Securities Fund. On or about June 16, 2008, you may also allocate 100% of your contract value to one of the following models: SSgA Structured Conservative Model, SSgA Structured Moderate Model, SSgA Conservative Index Model and SSgA Moderate Index Model.


Lincoln Lifetime IncomeSM Advantage

The Lincoln Lifetime IncomeSM Advantage is a Rider that is available for purchase with your variable annuity contract if the purchase payment or contract value (if purchased after the contract is issued) is at least $50,000. This Rider provides minimum, guaranteed, periodic withdrawals for your life as contract owner/annuitant (Single Life Option) or for the lives of you as contract owner/annuitant and your spouse as joint owner or primary beneficiary (Joint Life Option) regardless of the investment performance of the contract, provided that certain conditions are met. A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract but, is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial purchase payment (or contract value if elected after contract issue) increased by subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and the Step-up to 200% of the initial Guaranteed Amount and decreased by withdrawals in accordance with the provisions set forth below. No additional purchase payments are allowed if the contract value decreases to zero for any reason.

This Rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. With the Single Life option, you may receive Maximum Annual Withdrawal amounts for your lifetime. If you purchase the Joint Life option, Maximum Annual Withdrawal amounts for the lifetimes of you and your spouse will be available. Withdrawals in excess of the Maximum Annual Withdrawal amount and any withdrawals prior to age 591/2 (for the Single Life Option) or age 65 (for the Joint Life Option) may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement, the 200% Step-up and the Lincoln Lifetime IncomeSM Advantage Plus. These options are discussed below in detail.

An additional option, available for purchase with your Lincoln Lifetime IncomeSM Advantage provides that on the seventh Benefit Year anniversary, provided you have not made any withdrawals, you may choose to cancel your Lincoln Lifetime IncomeSM Advantage rider and receive an increase in your contract value of an amount equal to the excess of your initial Guaranteed Amount (and purchase payments made within 90 days of rider election) over your contract value. This option is called Lincoln Lifetime IncomeSM Advantage Plus and is discussed in detail below. You may consider purchasing this option if you want to guarantee at least a return of your initial purchase payment after 7 years. Lincoln Lifetime IncomeSM Advantage Plus must be purchased with the Lincoln Lifetime IncomeSM Advantage.

By purchasing the Lincoln Lifetime IncomeSM Advantage Rider, you will be limited in how you can invest in the subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts - Investment Requirements - Option 2. If you purchase the Lincoln Lifetime IncomeSM Advantage Plus option, your only investment options until the seventh Benefit Year anniversary are the following: the LVIP Wilshire Moderate Profile Fund, the LVIP Wilshire Conservative Profile Fund, both funds of funds, the FTVIPT Franklin Income Securities Fund or one of the following models: SSgA Structured Conservative Model, SSgA Structured Moderate Model, SSgA Conservative Index Model and SSgA Moderate Index Model.

Lincoln Life offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your contract value and may provide certain guarantees. These riders are fully discussed in this prospectus. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. Information about the relationship between Lincoln Lifetime IncomeSM Advantage and these other riders is included later in this prospectus. Not all riders will be available at all times.

We have designed the rider to protect you from outliving your contract value. If the rider terminates or you (or your spouse, if applicable) die before your contract value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your contract value will be reduced to zero before your (or your spouse's) death. Accordingly, a significant risk against which the rider protects, i.e., that your contract value will be reduced to zero (due to poor market performance or charges) while you are still alive, may be minimal.

If the Rider is elected at contract issue, then the Rider will be effective on the contract's effective date. If the Rider is elected after the contract is issued (by sending a written request to our Home Office), the Rider will be effective on the next valuation date following approval by us. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage with any other living benefit rider.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that.

Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this Rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a death benefit. The initial Guaranteed Amount varies based on when you elect the Rider. If you elect the Rider at the time you purchase the contract, the initial Guaranteed Amount will equal your initial purchase payment. If you elect the Rider after we issue the contract, the initial Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $10,000,000. This maximum takes into consideration the total Guaranteed Amounts from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if Joint Life Option) are the covered lives under either the Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity (Reg. TM) Advantage.

Additional purchase payments automatically increase the Guaranteed Amount by the amount of the purchase payment (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional purchase payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the Rider effective date, each time a purchase payment is made after the cumulative purchase payments equal or exceed $100,000, the charge for your Rider may change on the next Benefit Year anniversary. The charge will be the current charge in effect on that next Benefit Year Anniversary, for new purchases of the Rider. The charge will never exceed the guaranteed maximum annual charge. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge in this prospectus. Additional purchase payments will not be allowed if the contract value decreases to zero for any reason including market loss.

The following example demonstrates the impact of additional purchase payments on the Lincoln Lifetime IncomeSM Advantage charge:





         Initial purchase payment                   $100,000
         Additional purchase payment in Year 2      $ 95,000   No change to charge
         Additional purchase payment in Year 3      $ 75,000   Charge will be the current charge
         Additional purchase payment in Year 4      $ 25,000   Charge will be the current charge



Each withdrawal reduces the Guaranteed Amount as discussed below.

Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount. In addition, the percentage charge may change when cumulative purchase payments exceed $100,000 and also when Automatic Annual Step-ups occur as discussed below. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus purchase payments received in that year, will be increased by 5% if the contract owner/annuitant (as well as the spouse if the Joint Life option is in effect) are under age 86. Additional purchase payments must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that purchase payment. Any purchase payments made within the first 90 days after the effective date of the Rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.


Note: The 5% Enhancement is not available in any year there is a withdrawal from contract value including a Maximum Annual Withdrawal Amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.

The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount:

Initial purchase payment = $100,000; Guaranteed Amount = $100,000

Additional purchase payment on day 30 = $15,000; Guaranteed Amount = $115,000

Additional purchase payment on day 95 = $10,000; Guaranteed Amount = $125,000

On the first Benefit Year Anniversary, the Guaranteed Amount is $130,750 ($115,000 times 1.05%=$120,750 plus $10,000). The $10,000 purchase payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year Anniversary.

The 5% Enhancement will be in effect for 15 years from the effective date of the Rider. The 5% Enhancement will cease upon the death of the contract owner/annuitant or upon the death of the survivor of the contractowner or spouse (if Joint Life option is in effect) or when the oldest of these individuals reaches age 86. A new 15-year period will begin each time an Automatic Annual Step-up to the contract value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10,000,000.

Any withdrawal from the contract value limits the 5% Enhancement as follows:

   a. The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the Rider is within the 15-year period as long as the contract owner/ annuitant (Single Life Option) is 591/2or older or the contractowner and spouse (Joint Life Option) are age 65 or older.

   b. If the contractowner/annuitant (Single Life Option) is under age 591/2 or the contractowner or spouse (Joint Life Option) is under age 65, and a withdrawal is made from the contract, the 5% Enhancement will not occur again until an Automatic Annual Step-Up to the contract value (as described below) occurs.

An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.

If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your percentage charge for the Rider will not change. However, the amount you pay for the Rider will increase since the charge for the Rider is based on the Guaranteed Amount. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary if:

   a. the contractowner/annuitant (Single Life Option), or the contractowner and spouse (Joint Life option) are both still living and under age 86; and


   b. the contract value on that Benefit Year anniversary is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% Step-up (if any, as described below).

Each time the Guaranteed Amount is stepped up to the current contract value as described above, your percentage charge for the Rider will be the current charge for the Rider, not to exceed the guaranteed maximum charge. Therefore, your percentage charge for this Rider could increase every Benefit Year anniversary. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

If your percentage rider charge is increased upon an Automatic Annual Step-up, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the Rider to change. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. If you decline the Automatic Annual Step-up, you will receive the 200% Step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 15-year period for 5% Enhancements will not begin. You may not decline the Automatic Annual Step-up, if applicable, if your additional purchase payments would cause your charge to increase. See the earlier Guaranteed Amount section.

Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional purchase payments and issue age above 591/2(Single Life) or 65 (Joint Life):





                                                                             Potential for   Length of 5%
                                                                Guaranteed     Charge to     Enhancement
                                               Contract Value     Amount         Change         Period
                                              ---------------- ------------ --------------- -------------
         Initial Purchase Payment $50,000....      $50,000        $50,000         No             15
         1st Benefit Year Anniversary .......      $54,000        $54,000        Yes             15
         2nd Benefit Year Anniversary .......      $53,900        $56,700         No             14
         3rd Benefit Year Anniversary .......      $57,000        $59,535         No             13
         4th Benefit Year Anniversary .......      $64,000        $64,000        Yes             15



On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Guaranteed Amount to the contract value of $54,000 since the increase in the contract value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700=$2,835). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the contract value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535).

An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.

Step-up to 200% of the initial Guaranteed Amount. On the Benefit Year anniversary after you (Single Life) or the younger of you and your spouse (Joint Life) reach age 70, or the rider has been in effect for 10 years, whichever event is later, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any purchase payments made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% Step-up applies.) This Step-up will not occur if:

     1) any withdrawal was made prior to age 591/2 (Single Life) or age 65 (Joint Life);

     2) An Excess Withdrawal (defined below) has occurred; or

   3) Cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus purchase payments within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).

   For example, assume the initial Guaranteed Amount is $200,000. A $10,000 Maximum Annual Withdrawal was made at age 65 and at age 66. If one more $10,000 Maximum Annual Withdrawal was made at age 67, the Step-up would not be available since withdrawals cannot exceed $20,000 (10% of $200,000).

This Step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus purchase payments within 90 days of rider election). Required minimum distributions from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amounts section below.

This Step-up will not cause a change to the percentage charge for your rider. However, the amount you pay for the rider will increase since the charge is based on the Guaranteed Amount. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

The following example demonstrates the impact of this Step-up on the Guaranteed
Amount:

Initial purchase payment at age 60 = $200,000; Guaranteed Amount =$200,000; Maximum Annual Withdrawal amount = $10,000.

After 10 years, at age 70, the Guaranteed Amount is $272,339 (after applicable 5% Enhancements and two $10,000 Maximum Annual Withdrawal Amounts) and the contract value is $250,000. Since the Guaranteed Amount is less than $360,000 ($200,000 initial Guaranteed Amount reduced by the two $10,000 withdrawals times 200%), the Guaranteed Amount is increased to $360,000.

The 200% Step-up cannot increase the Guaranteed Amount beyond the Maximum Guaranteed Amount of $10,000,000.

Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your (contractowner) lifetime (Single Life Option) or the lifetimes of you and your spouse (Joint Life Option)as long as you are at least age 591/2 (Single Life Option) or you and your spouse are both at least age 65 (Joint Life Option) and your Maximum Annual Withdrawal amount is greater than zero.

On the effective date of the Rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.

If your contract value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue automatically for your life (and your spouse if applicable) under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.

Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year and the Lincoln Lifetime IncomeSM Advantage Plus is not available (see below). Withdrawals may also negatively impact the 200% Step-up (see above).

The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your contract value.

The Maximum Annual Withdrawal amount will be doubled, called the Nursing Home Enhancement, during a Benefit Year when the contractowner/annuitant is age 591/2 or older or the contractowner and spouse (Joint Life option), are both age 65 or older, and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 36 months or more after the effective date of the Rider, the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Maximum Annual Withdrawal amount will be reduced by 50% starting after the next Benefit Year anniversary.

The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician;

an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility.

The remaining references to the 5% Maximum Annual Withdrawal amount also include the Nursing Home Enhancement Maximum Annual Withdrawal amount.

The Maximum Annual Withdrawal amount is increased by 5% of any additional purchase payments. For example, if the Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional purchase payment of $10,000 is made, the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000).

5% Enhancements, Automatic Annual Step-ups and the 200% Step-up will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:

   a. the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% Step-up; or

     b. 5% of the Guaranteed Amount on the Benefit Year anniversary.

See the chart below for examples of the recalculation.

The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity (Reg. TM) Advantage under all Lincoln Life contracts (or contracts issued by our affiliates) applicable to you (or your spouse if Joint Life Option) can never exceed 5% of the maximum Guaranteed Amount.

Withdrawals after age 591/2 (Single Life Option) or age 65 (Joint Life Option). If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) after age 591/2 (Single Life) or age 65 (Joint Life) are within the Maximum Annual Withdrawal amount, then:

     1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

     2. the Maximum Annual Withdrawal amount will remain the same.

The impact of withdrawals prior to age 591/2 or age 65 will be discussed later in this section. The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional purchase payments and the contractowner (Single Life) is older than 591/2 and the contractowner and spouse (Joint Life) are both older than 65):





                                                                Guaranteed    Maximum Annual
                                               Contract Value     Amount     Withdrawal Amount
                                              ---------------- ------------ ------------------
         Initial Purchase Payment $50,000....      $50,000        $50,000         $2,500
         1st Benefit Year Anniversary .......      $54,000        $54,000         $2,700
         2nd Benefit Year Anniversary .......      $51,000        $51,300         $2,700
         3rd Benefit Year Anniversary .......      $57,000        $57,000         $2,850
         4th Benefit Year Anniversary .......      $64,000        $64,000         $3,200



The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (1st, 3rd and 4th anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.

Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges. Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic monthly or quarterly installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:

     1. Lincoln's monthly or quarterly automatic withdrawal service is used to calculate and pay the RMD;

     2. The RMD calculation must be based only on the value in this contract;
   and

     3. No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph).

If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal Amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).

Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of contract value that exceed purchase payments are taxed as ordinary income. See Federal Tax Matters.

Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:

   1. The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the contract value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.

   2. The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the pro rata reduction for the Excess Withdrawal); and

     3. The 200% Step-up will never occur.

The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,182 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal amount = $5,000 (5% of the initial Guaranteed Amount of $100,000)

After a $12,000 Withdrawal ($5,000 is within the Maximum Annual Withdrawal amount, $7,000 is the Excess Withdrawal):

The contract value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,000:

Contract Value = $55,000
Guaranteed Amount = $80,000

The contract value is reduced by the $7,000 Excess Withdrawal and the Guaranteed Amount is reduced by 12.72%, the same proportion that the Excess Withdrawal reduced the $55,000 contract value ($7,000 \d $55,000)

Contract value = $48,000

Guaranteed Amount = $69,818 ($80,000 X 12.72% = $10,181; $80,000 - $10,181 =
$69,818)
Maximum Annual Withdrawal amount = $3,491.00 (5% of $69,818)

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.

Excess Withdrawals will be subject to surrender charges unless one of the waiver of surrender charge provisions set forth in your prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $5,000 Maximum Annual Withdrawal amount is not subject to surrender charges; the $7,000 Excess Withdrawal may be subject to surrender charges. See Charges and Other Deductions - Surrender Charges.

Withdrawals before age 591/2/65. If any withdrawal is made prior to the time the contractowner, is age 591/2 (Single Life) or the contractowner and spouse (Joint Life) are both age 65, including withdrawals equal to Maximum Annual Withdrawal amounts, the following will occur:

   1. The Guaranteed Amount will be reduced in the same proportion that the entire withdrawal reduced the contract value (this means that the reduction in the Guaranteed amount could be more than a dollar-for-dollar reduction);

     2. The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount;

   3. The 5% Enhancement to the Guaranteed Amount is not available until after an Automatic Annual Step-up to the contract value occurs. This Automatic Annual Step-up will not occur until the contract value exceeds the Guaranteed Amount on a Benefit Year anniversary.See the 5% Enhancement section above), and

     4. The 200% Step-up will never occur.

The following is an example of the impact of a withdrawal prior to age 591/2 for single or age 65 for joint:
 o $100,000 purchase payment
 o $100,000 Guaranteed Amount
 o A 10% market decline results in a contract value of $90,000
 o $5,000 Maximum Annual Withdrawal amount

If a $5,000 withdrawal is made before age 591/2, the Guaranteed Amount will be $94,444 ($100,000 reduced by 5.56% ($5,000/
$90,000) and the new Maximum Annual Withdrawal amount is $4,722 (5% times $94,444). Surrender charges will apply unless one of the waiver of surrender charge provisions is applicable. See Charges and Other Deductions - Surrender Charges.

In a declining market, withdrawals prior to age 591/2 (or 65 if Joint Life) may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.

Lincoln Lifetime IncomeSM Advantage Plus. If you have purchased Lincoln Lifetime IncomeSM Advantage Plus, ("Plus Option"), on the seventh Benefit Year anniversary, you may elect to receive an increase in your contract value equal to the excess of your initial Guaranteed Amount, (plus any purchase payments made within 90 days of the rider effective date) over your current contract value. Making this election will terminate the Plus Option as well as the Lincoln Lifetime IncomeSM Advantage and the total charge for this rider and you will have no further rights to Maximum Annual Withdrawal amounts or any other benefits under this rider. You have 30 days after the seventh Benefit Year anniversary to make this election, but you will receive no more than the difference between the contract value and the initial Guaranteed Amount (plus any purchase payments within 90 days of the rider effective date) on the seventh Benefit Year anniversary. If you choose to surrender your contract at this time, any applicable surrender charges will apply.

You may not elect to receive an increase in contract value if any withdrawal is made, including Maximum Annual Withdrawal amounts or required minimum distributions, prior to the seventh Benefit Year anniversary. If you make a withdrawal prior to the seventh Benefit Year anniversary, the charge for this Plus Option (in addition to the Lincoln Lifetime IncomeSM Advantage charge) will continue until the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed from your contract and the charge for your Lincoln Lifetime IncomeSM Advantage will continue.

If you do not elect to exercise the Plus Option, after the seventh Benefit Year anniversary, your Lincoln Lifetime IncomeSM Advantage and its charge will continue and the Plus Option 0.15% charge will be removed from your contract.

The following example illustrates the Plus Option upon the seventh Benefit Year anniversary:

Initial purchase payment of $100,000; Initial Guaranteed Amount of $100,000.

On the seventh Benefit Year anniversary, if the current contract value is $90,000; the contractowner may choose to have $10,000 placed in the contract and the Plus Option (including the right to continue the Lincoln Lifetime IncomeSM Advantage) will terminate at that time.

If you decide to purchase the Plus Option, your only investment options until the seventh Benefit Year anniversary are the: LVIP Wilshire Moderate Profile Fund, the LVIP Wilshire Conservative Profile Fund, both funds of funds, the FTVIPT Franklin Income Securities Fund or one of the following models: SSgA Structured Conservative Model, SSgA Structured Moderate Model, SSgA Conservative Index Model and SSgA Moderate Index Model. You may not transfer contract value out of these funds to any other funds before the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, you may invest in other subaccounts in your contract, subject to the Investment Requirements.

Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal Amount, because you have reached the Maturity Date of the Contract, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.

The Maximum Annual Withdrawal Amount Annuity Payment Option is a fixed annuitization in which the contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE (Reg. TM) Advantage, which are based on your contract value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount (including the Nursing Home Enhancement if you qualify) for your life or the life of you and your spouse for the Joint Life option.

If the contract value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.

If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, you may be eligible for a final payment upon death of the Single Life or surviving Joint Life. To be eligible the death benefit option in effect immediately prior to the Maximum Annual Withdrawal Amount Annuity Payout Option must not be the Account Value Death Benefit.

The final payment is equal to the sum of all purchase payments, decreased by withdrawals in the same proportion as the withdrawals reduce the contract value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the purchase payments dollar for dollar. If your death benefit option in effect immediately prior to the Maximum Annual Withdrawal Amount Annuity Payout Option provided for deduction for withdrawals on a dollar for dollar basis, then any withdrawals that occurred prior to the election of the Lincoln Lifetime Income (Reg. TM) Advantage will reduce the sum of all purchase payments on a dollar for dollar basis.

Death Prior to the Annuity Commencement Date. The Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount or any other death benefit upon death of the contractowners or annuitant. At the time of death, if the contract value equals zero, no death benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of the Lincoln Lifetime IncomeSM Advantage does not impact the death benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the Single Life, the Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). The Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect. If the beneficiary elects to continue the contract after the death of the Single Life (through a separate provision of the contract), the beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage Rider if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Guaranteed Amount.

Upon the first death under the Joint Life option, the lifetime payout of the Maximum Annual Withdrawal amount will continue for the life of the surviving spouse. The 5% Enhancement, 200% Step-up, Lincoln Lifetime IncomeSM Advantage Plus and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, the Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). The Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.

As an alternative, after the first death, the surviving spouse may choose to terminate the Joint Life option and purchase a new Single Life option, if available, under the terms and charge in effect at the time for a new purchase. The surviving spouse must be under age 65. In deciding whether to make this change, the surviving spouse should consider: 1) if the change will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the Single Life Rider option for new issues will provide an earlier age (591/2) to receive Maximum Annual Withdrawal amounts.

Impact of Divorce on Joint Life Option. In the event of a divorce, the contractowner may terminate the Joint Life Option and purchase a Single Life Option, if available, (if the contractowner is under age 65) at the current Rider charge and the terms in effect for new sales of the Single Life Option.

After a divorce, the contractowner may keep the Joint Life Option to have the opportunity to receive lifetime payouts for the lives of the contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the Rider up to and including the date the new spouse is added to the Rider.

General Provisions.

Termination. After the seventh anniversary of the effective date of the Rider, the contractowner may terminate the Rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
 o Upon exercise of the Lincoln Lifetime IncomeSM Advantage Plus option to receive an increase in the contract value equal to the excess of your initial Guaranteed Amount over the contract value;
 o on the annuity commencement date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
 o if the contractowner or annuitant is changed (except if the surviving spouse under the Joint Life option assumes ownership of the contract upon death of the contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
 o upon the death under the Single Life option or the death of the surviving spouse under the Joint Life option;
 o when the Maximum Annual Withdrawal amount is reduced to zero; or
 o upon termination of the underlying annuity contract.

The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.

If you terminate the Rider, you must wait one year before you can re-elect any Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity (Reg. TM) Advantage, 4LATER (Reg. TM) Advantage or any other living benefits we may offer in the future. The one-year wait does not apply to the election of a new rider after the exercise (and resulting termination) of the Lincoln Lifetime IncomeSM Advantage Plus.

Compare to Lincoln SmartSecurity (Reg. TM) Advantage. If a contractowner is interested in purchasing a rider that provides guaranteed minimum withdrawals, the following factors should be considered when comparing Lincoln Lifetime IncomeSM Advantage and the Lincoln SmartSecurity (Reg. TM) Advantage (only one of these riders can be added to a contract at any one time): the Lincoln Lifetime IncomeSM Advantage has the opportunity to provide a higher Guaranteed Amount because of the 5% Enhancement, Automatic Annual Step-up or 200% Step-up and this benefit also provides the potential for lifetime withdrawals from an earlier age for the Single Life Option only (59 1/2 rather than age 65 with the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-Up). However, the percentage charge for the Lincoln Lifetime IncomeSM Advantage is higher for the Single Life (lower for the Joint Life) and has the potential to increase on every Benefit Year Anniversary if the increase in contract value exceeds the 5% Enhancement. Another factor to consider is that immediate withdrawals from your contract, under the Lincoln Lifetime IncomeSM Advantage, will adversely impact the 5% Enhancement and 200% Step-up. In addition, if the withdrawal is made before age 591/2 (Single Life) or age 65 (Joint Life), the 5% Enhancement is further limited and the 200% Step-up is not available. The Lincoln SmartSecurity (Reg. TM) Advantage provides that Maximum Annual Withdrawal amounts can continue to a beneficiary to the extent of any remaining Guaranteed Amount while the Lincoln Lifetime IncomeSM Advantage does not offer this feature. The Investment Requirements and Termination provisions are different between these two riders.

i4LIFE (Reg. TM) Advantage Option. i4LIFE (Reg. TM) Advantage is an income program, available for purchase at an additional charge, that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a death benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for purchase at the time you elect i4LIFE (Reg. TM) Advantage. Depending on a person's age and the selected length of the Access Period, i4LIFE (Reg. TM) Advantage may provide a higher payout than the Maximum Annual Withdrawal amounts under Lincoln Lifetime IncomeSM Advantage. You cannot have both i4LIFE (Reg. TM)Advantage and Lincoln Lifetime IncomeSM Advantage in effect on your contract at the same time.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage may decide to drop Lincoln Lifetime IncomeSM Advantage and purchase i4LIFE (Reg. TM) Advantage if i4LIFE (Reg. TM) Advantage will provide a higher payout amount. If this decision is made, the contractowner can use any remaining Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Lincoln Lifetime Income (Reg. TM) Advantage Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage at the terms in effect for owners of the Lincoln Lifetime Income (Reg. TM) Advantage rider. i4LIFE (Reg. TM) Advantage with the Lincoln Lifetime Income (Reg. TM) Advantage Guaranteed Income Benefit must be elected before the Annuity Commencement Date and by age 99 for nonqualified contracts or age 85 for qualified contracts. See i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit sections of your prospectus. The charges for these benefits will be the current charges in effect for the i4LIFE (Reg. TM) Advantage and Lincoln Lifetime Income (Reg. TM) Advantage Guaranteed Income Benefit at the time of election of these benefits. If you use your Lincoln Lifetime Income (Reg. TM) Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit in effect for at least 3 years. In addition, Option 2 of the Investment Requirements applicable to Lincoln Lifetime IncomeSM Advantage will also apply to i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit

Below is an example of how the Guaranteed Amount from the Lincoln Lifetime IncomeSM Advantage is used to establish the Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage.

Prior to i4LIFE (Reg. TM) Advantage election:

Contract Value = $100,000

Guaranteed Amount = $100,000

After i4LIFE (Reg. TM)Advantage election:

Regular Income Payment = $6,700 per year = Contract Value divided by the i4LIFE (Reg. TM) Advantage annuity factor

Guaranteed Income Benefit = $5,020 per year = Guaranteed Amount divided by Guaranteed Income Benefit Table factor applicable to owners of the Lincoln Lifetime Income (Reg. TM) Advantage rider.

Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The death benefit calculation for certain death benefit options in effect prior to the annuity commencement date may change for contractowners with an active Lincoln Lifetime IncomeSM Advantage. Certain death benefit options provide that all withdrawals reduce the death benefit in the same proportion that the withdrawals reduce the contract value. If you elect the Lincoln Lifetime IncomeSM Advantage, withdrawals less than or equal to the Maximum Annual Withdrawal amount, after age 591/2 for the Single Life Option or age 65 for Joint Life Option, will reduce the sum of all purchase payments option of the death benefit on a dollar for dollar basis. This applies to the Guarantee of Principal Death Benefit, and only the sum of all purchase payments alternative of the Enhanced Guaranteed Minimum Death Benefit or the Estate Enhancement Benefit, whichever is in effect. See Death Benefits in your prospectus. Any Excess Withdrawals and all withdrawals prior to age 591/2 for Single Life or age 65 for Joint Life will reduce the sum of all purchase payments in the same proportion that the withdrawals reduced the contract value under any death benefit option in which proportionate withdrawals are in effect. This change has no impact on death benefit options in which all withdrawals reduce the death benefit calculation on a dollar for dollar basis. The terms of your contract will describe which method is in effect for your contract.

The following example demonstrates how a withdrawal will reduce the death benefit if both the Enhanced Guaranteed Minimum Death Benefit (EGMDB) and the Lincoln Lifetime IncomeSM Advantage are in effect when the contractowner dies. Note that this calculation applies only to the sum of all purchase payments calculation and not for purposes of reducing the highest anniversary contract value under the EGMDB:

Contract value before withdrawal $80,000

Maximum Annual Withdrawal Amount $ 5,000

Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:

     a) Contract value $80,000

     b) Sum of purchase payments $100,000

     c) Highest anniversary contract value $150,000

Withdrawal of $9,000 will impact the death benefit calculations as follows:

     a) $80,000 - $9,000 = $71,000 (Reduction $9,000)

     b) $100,000 - $5,000 = $95,000 (dollar for dollar reduction of Maximum Annual Withdrawal amount)
     $95,000 - $5,067 = $89,933 [$95,000 times ($4,000/$75,000) = $5,067] Pro rata reduction of Excess Withdrawal. Total reduction = $10,067.

   c) $150,000 - $16,875 = $133,125 [$150,000 times $9,000/$80,000 = $16,875]
     The entire $9,000 withdrawal reduces the death benefit option pro rata. Total reduction = $16,875.

Item c) provides the largest death benefit of $133,125.

Availability.

The Lincoln Lifetime IncomeSM Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts, for existing contractowners, on or about May 19, 2008. The contractowner/annuitant as well as the spouse under the Joint Life option must be under age 86 at the time this Rider is elected. You cannot elect the Rider on or after the purchase of i4LIFE (Reg. TM) Advantage or on or after the Annuity Commencement Date and must wait at least 12 months after terminating 4LATER (Reg. TM) Advantage, Lincoln SmartSecurity (Reg. TM) Advantage or any other living benefits we may offer in the future. The 12 month wait will be waived until the later of July 31, 2008 or 60 days after the Lincoln Lifetime IncomeSM Advantage is available for sale in your state. If you decide to drop a rider to add Lincoln Lifetime IncomeSM Advantage, your Guaranteed Amount will equal the current contract value on the effective date of the change. Before you make this change, you should consider that no guarantees or fee waiver provisions carry over from the previous rider. The Lincoln Lifetime IncomeSM Advantage terminates after the death of a covered life and the Guaranteed Amount is not available to a benefiicary. You will be subject to additional Investment Requirements. See the comparison to Lincoln SmartSecurity (Reg. TM) Advantage for other factors to consider before making a change.

There is no guarantee that the Lincoln Lifetime IncomeSM Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. The availability of this Rider will depend upon your state's approval of this Rider. In addition, certain features of the Rider may not be available in some states. Check with your investment representative regarding availability.


Lincoln SmartSecurity (Reg. TM) Advantage


The Lincoln SmartSecurity (Reg. TM) Advantage is a Rider that is available for purchase with your variable annuity contract. This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial purchase payment (or contract value if elected after contract issue) adjusted for subsequent purchase payments, step-ups and withdrawals in accordance with the provisions set forth below. Two different options are available to step-up the Guaranteed Amount to a higher level (the contract value at the time of the step-up). You must choose one of these two options:

     Lincoln SmartSecurity (Reg. TM) Advantage -  5 Year Elective Step-up or

     Lincoln SmartSecurity (Reg. TM) Advantage -  1 Year Automatic Step-up

when you purchase the benefit. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up, the contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value, if higher, on each Benefit Year anniversary through the 10th anniversary. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, the contractowner can also initiate additional ten-year periods of automatic step-ups.

You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up Single Life or Joint Life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse (when available in your state). These options are discussed below in detail.


By purchasing this Rider, you may be limited in how much you can invest in certain subaccounts. See The Contracts - Investment Requirements. We offer other optional riders available for purchase with its variable annuity contracts. These riders, which are fully discussed in this prospectus, provide different methods to take income from your contract value and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. In particular, before you elect the Lincoln SmartSecurity (Reg. TM) Advantage, you may want to compare it to Lincoln Lifetime IncomeSM Advantage, which provides minimum guaranteed, periodic withdrawals for life. See The Contracts - Lincoln Lifetime IncomeSM Advantage - Compare to Lincoln SmartSecurity (Reg. TM) Advantage.


If the benefit is elected at contract issue, then the Rider will be effective on the contract's effective date. If the benefit is elected after the contract is issued (by sending a written request to our Home office), the Rider will be effective on the next valuation date following approval by us.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that. If the contractowner elects to step-up the Guaranteed Amount (this does not include automatic annual step-ups within a ten-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next valuation date after notice of the step-up is approved by us.


Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this Rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a death benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elect the benefit at the time you purchase the contract, the Guaranteed Amount will equal your initial purchase payment. If you elect the benefit after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option. This maximum takes into consideration the combined Guaranteed Amount of all Lincoln Life contracts (or contracts issued by our affiliates) owned by you (or on which you or your spouse if joint owner are the annuitant) under either the Lincoln SmartSecuritySM Advantage or the Lincoln Lifetime IncomeSM Advantage.

Additional purchase payments automatically increase the Guaranteed Amount by the amount of the purchase payment (not to exceed the maximum); for example, a $10,000 additional purchase payment will increase the Guaranteed Amount by $10,000. For the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option we may restrict purchase payments to your annuity contract in the future. We will notify you if we restrict additional purchase payments. For the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, we will allow purchase payments into your annuity contract after the first anniversary of the Rider effective date if the cumulative additional purchase payments exceed $100,000 only with prior Home Office approval. Additional purchase payments will not be allowed if the contract value is zero.



Each withdrawal reduces the Guaranteed Amount as discussed below.

Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments and step-ups are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.

Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary up to and including the tenth Benefit Year if:

a. the contractowner or joint owner is still living; and


b. the contract value as of the valuation date, after the deduction of any withdrawals (including surrender charges and interest adjustments), the Rider charge and account fee plus any purchase payments made on that date is greater than the Guaranteed Amount immediately preceding the valuation date.


After the tenth Benefit Year anniversary, you may initiate another ten-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:

a. each contractowner and annuitant is under age 81; and

b. the contractowner or joint owner is still living.

If you choose, we will administer this election for you automatically, so that a new ten-year period of step-ups will begin at the end of each prior ten-year step-up period.

Following is an example of how the step-ups work in the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, (assuming no withdrawals or additional purchase payments):



                                             Contract Value   Guaranteed Amount
         o Initial Deposit $50,000               $50,000     $50,000
         o 1st Benefit Year Anniversary          $54,000     $54,000
         o 2nd Benefit Year Anniversary          $53,900     $54,000
         o 3rd Benefit Year Anniversary          $57,000     $57,000

Annual step-ups, if the conditions are met, will continue until (and including) the 10th Benefit Year Anniversary. If you had elected to have the next ten-year period of step-ups begin automatically after the prior ten-year period, annual step-ups, if conditions are met, will continue beginning on the 11th Benefit Year Anniversary.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, after the fifth anniversary of the Rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the contract value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.

Under both the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up and the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up options, contractowner elected step-ups (other than automatic step-ups) will be effective on the next valuation date after we receive your request and a new Benefit Year will begin. Purchase payments and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.

A contractowner elected step-up (including contractowner step-ups that we administer for you to begin a new ten-year step-up period) may cause a change in the percentage charge for this benefit. There is no change in the percentage charge when automatic, annual step-ups occur during a ten-year period. See Charges and Other Deductions - Rider Charges - Lincoln SmartSecurity (Reg. TM) Advantage Charge.

Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero.

On the effective date of the Rider, the Maximum Annual Withdrawal amount is:
 o 7% of the Guaranteed Amount under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and
 o 5% of the Guaranteed Amount under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option.

If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional purchase payments. For example, if the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional purchase payment of $10,000 is made, the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal amount to the greater of:

a. the Maximum Annual Withdrawal amount immediately prior to the step-up; or

b. 7% or 5% (depending on your option) of the new (stepped-up) Guaranteed
Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:

1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

2. the Maximum Annual Withdrawal amount will remain the same.

Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges or the interest adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts - Fixed Side of the Contract. If the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in the form of systematic monthly or quarterly installments, as calculated by Lincoln, of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this contract value. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of contract value that exceed purchase payments are taxed as ordinary income. See Federal Tax Matters.

When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:


1. The Guaranteed Amount is reduced to the lesser of:
  o the contract value immediately following the withdrawal, or
  o the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

2. The Maximum Annual Withdrawal amount will be the least of:
  o the Maximum Annual Withdrawal amount immediately prior to the withdrawal;
or
  o the greater of:
   o 7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
   o 7% or 5% (depending on your option) of the contract value immediately following the withdrawal; or
  o the new Guaranteed Amount.

The following example of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option demonstrates the impact of a withdrawal in excess of the Maximum Annual Withdrawal amount on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 withdrawal caused a $32,000 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of $100,000)

After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650

The Guaranteed Amount was reduced to the lesser of the contract value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000
- $7,000 = $78,000).

The Maximum Annual Withdrawal amount was reduced to the least of:
1) Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or
2) The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the contract value following the withdrawal ($2,650); or
3) The new Guaranteed Amount ($53,000).

The least of these three items is $2,650.

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.


Withdrawals in excess of the Maximum Annual Withdrawal amount will be subject to surrender charges (to the extent that total withdrawals exceed the free amount of withdrawals allowed during a contract year) and an interest adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the interest adjustment calculation.


Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up Single or Joint Life options and not the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (contractowner) lifetime (if you purchase the Single Life option) or for the lifetimes of you (contractowner) and your spouse (if the Joint Life option is purchased), as long as:

1) No withdrawals are made before you (and your spouse if a Joint Life) are age 65; and

2) An excess withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.

If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.

If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:


1) If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the contract value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or


2) The contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first valuation date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that valuation date. This will reduce your Maximum Annual Withdrawal amount. A contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:

a. the contractowner (and spouse if applicable) is age 65;

b. the contract is currently within a ten-year automatic step-up period described above (or else a contractowner submits a step-up request to start a new ten-year automatic step-up period) (the contractowner must be eligible to elect a step-up; i.e., all contractowners and the annuitant must be alive and under age 81); and

c. you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.

As an example of these two situations, if you purchased the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up Single Life with $100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum Annual Withdrawal amount is $5,000. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or owner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a ten-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless excess withdrawals are made.

The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your contract value. If the contract is surrendered, the contractowner will receive the contract value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.

If your contract value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.

Guaranteed Amount Annuity Payout Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payout Option is available.


The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE (Reg. TM) Advantage, which are based on your contract value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your contract value is less than the Guaranteed Amount (and you don't believe the contract value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero.


If the contract value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.

Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the contractowners or annuitant. At the time of death, if the contract value equals zero, no death benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the Single Life under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up-Single Life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new Single Life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the contract value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the Rider will become the current charge in effect for new purchases of the Single Life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider: 1) the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount ; 2) whether it is important to have Maximum Annual Withdrawal amounts for life versus the remainder of the prior Guaranteed Amount and 3) the cost of the Single Life option.

Upon the first death under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up-Joint Life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's beneficiary elects to take the annuity death benefit in installments, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the Joint Life option to the Single Life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the contract value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the Rider will become the current charge in effect for new purchases of the Single Life option. In deciding whether to make this change, the surviving spouse should consider: 1) if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the cost of the Single Life option is less than the cost of the Joint Life option.

If the surviving spouse of the deceased contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, will apply to the spouse as the new contractowner. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, the new contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new contractowner must meet all conditions for a step-up.

If a non-spouse beneficiary elects to receive the death benefit in installments (thereby keeping the contract in force), the beneficiary may continue the Lincoln SmartSecurity (Reg. TM) Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the contract value declines below the Guaranteed Amount (as adjusted for withdrawals of death benefit payments), the beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the Rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the death benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this Rider. If there are multiple beneficiaries, each beneficiary will be entitled to continue a share of the Lincoln SmartSecurity (Reg. TM) Advantage equal to his or her share of the death benefit.

Impact of Divorce on Joint Life Option. In the event of a divorce, the contractowner may change from a Joint Life Option to a Single Life Option (if the contractowner is under age 81) at the current Rider charge for new sales of the Single Life Option. At the time of the change, the Guaranteed Amount will be reset to the current contract value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.

After a divorce, the contractowner may keep the Joint Life Option to have the opportunity to receive lifetime payouts for the lives of the contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the Rider up to and including the date the new spouse is added to the Rider.

Termination. After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the contractowner may terminate the Rider by notifying us in writing. Lincoln SmartSecurity (Reg. TM) Advantage will automatically terminate:
 o on the annuity commencement date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
 o upon the election of i4LIFE (Reg. TM) Advantage;
 o if the contractowner or annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
 o upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
 o when a withdrawal in excess of the Maximum Annual Withdrawal amount reduces the Guaranteed Amount to zero; or

 o upon termination of the underlying annuity contract.


The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.


If you terminate the Rider, you must wait one year before you can re-elect any Lincoln SmartSecurity (Reg. TM) Advantage, Lincoln Lifetime IncomeSM Advantage or 4LATER (Reg. TM) Advantage or any other living benefit we are offering in the future.


i4LIFE (Reg. TM) Advantage Option. Contractowners with an active Lincoln SmartSecurity (Reg. TM) Advantage who decide to drop Lincoln SmartSecurity (Reg. TM) Advantage and purchase i4LIFE (Reg. TM) Advantage can use any remaining Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage terms and charge in effect at the time of the i4LIFE (Reg. TM) Advantage election. See i4LIFE (Reg. TM) Advantage.

Availability. The Lincoln SmartSecurity (Reg. TM) Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. All contractowners and the annuitant of the contracts with the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option and contractowners of qualified annuity contracts with the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option must be under age 81 at the time this Rider is elected. You cannot elect the Rider on or after the purchase of i4LIFE (Reg. TM) Advantage or 4LATER (Reg. TM) Advantage or on or after the Annuity Commencement Date.


There is no guarantee that the Lincoln SmartSecurity (Reg. TM) Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. The availability of this Rider will depend upon your state's approval of this Rider. Check with your investment representative regarding availability.

i4LIFE (Reg. TM) Advantage


i4LIFE (Reg. TM) Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional annuity payout rider you may purchase at an additional cost and is separate and distinct from other annuity payout options offered under your contract and described later in this prospectus. You may also purchase either the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit or the 4LATER (Reg. TM) Guaranteed Income Benefit (described below) for an additional charge. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Charges.

i4LIFE (Reg. TM) Advantage is a payout option that provides you with variable, periodic regular income payments for life. These payouts are made during an Access Period, where you have access to the Account Value. After the Access Period ends, payouts continue for the rest of your life, during the Lifetime Income Period. i4LIFE (Reg. TM) Advantage is different from other annuity payout options provided by Lincoln because with i4LIFE (Reg. TM) Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. You may also purchase the Guaranteed Income Benefit which provides a minimum payout floor for your regular income payments. The initial regular income payment is calculated from the Account Value on the periodic income commencement date, a date no more than 14 days prior to the date you select to begin receiving the regular income payments. This option is available on non-qualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). This option, when available in your state, is subject to a charge (imposed only during the i4LIFE (Reg. TM) Advantage payout phase) computed daily on the average account value. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Charges.

i4LIFE (Reg. TM) Advantage is available for contracts with a contract value of at least $50,000 and may be elected at the time of application or at any time before an annuity payout option is elected by sending a written request to our Home Office. If you purchased 4LATER (Reg. TM) Advantage, you must wait at least one year before you can purchase i4LIFE (Reg. TM) Advantage. When you elect i4LIFE (Reg. TM) Advantage, you must choose the annuitant, secondary life, if applicable, and make several choices about your regular income payments. The annuitant and secondary life may not be changed after i4LIFE (Reg. TM) Advantage is elected. For qualified contracts, the secondary life must be the spouse. See i4LIFE (Reg. TM) Advantage Death Benefits regarding the impact of a change to the annuitant prior to the i4LIFE (Reg. TM) Advantage election.

i4LIFE (Reg. TM) Advantage for IRA annuity contracts is only available if the annuitant and secondary life, if applicable, are age 591/2 or older at the time the option is elected. i4LIFE (Reg. TM) Advantage must be elected by age 85 on qualified contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional purchase payments may be made during the Access Period for an IRA annuity contract, unless the 4LATER (Reg. TM) Advantage Guaranteed Income Benefit or i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit has been elected.


Additional purchase payments will not be accepted once i4LIFE (Reg. TM) Advantage becomes effective for a non-qualified annuity contract.

If i4LIFE (Reg. TM) Advantage is selected, the applicable transfer provisions among subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once i4LIFE (Reg. TM) Advantage begins, any automatic withdrawal service will terminate. See The Contracts - Transfers on or Before the Annuity Commencement Date.


When you elect i4LIFE (Reg. TM) Advantage you must select a death benefit option. Once i4LIFE (Reg. TM) Advantage begins, any prior death benefit election will terminate and the i4LIFE (Reg. TM) Advantage death benefit will be in effect. Existing contractowners, with the Account Value death benefit, who elect i4LIFE (Reg. TM) Advantage must choose the i4LIFE (Reg. TM) Advantage Account Value death benefit. The amount paid under the new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE (Reg. TM) Advantage began. See The Contracts - i4LIFE (Reg. TM) Advantage Death Benefits.

Access Period. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period, which begins on the periodic income commencement date. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make regular income payments for the rest of your life (or the Secondary Life if applicable) and you will no longer be able to make withdrawals or surrenders or receive a death benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.


We will establish the minimum (currently 5 years) and maximum (currently to age 115 for non-qualified contracts; to age 100 for qualified contracts) Access Periods at the time you elect i4LIFE (Reg. TM) Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE (Reg. TM) Advantage contracts in order to keep the regular income payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE (Reg. TM) Advantage without a Guaranteed Income Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See The Contracts - Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage.


Account Value. The initial Account Value is the contract value on the valuation date i4LIFE (Reg. TM) Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses including interest credited on the fixed account, and will be reduced by regular income payments made and any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero.

Regular income payments during the Access Period. i4LIFE (Reg. TM) Advantage provides for variable, periodic regular income payments for as long as an annuitant (or secondary life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE (Reg. TM) Advantage, you will have to choose the date you will receive the initial regular income payment, the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the assumed investment return. These choices will influence the amount of your regular income payments. Regular income payments must begin within one year of the date you elect i4LIFE (Reg. TM) Advantage.

If you do not choose a payment frequency, the default is a monthly frequency. In most states, you may also elect to have regular income payments from non-qualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level regular income payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the assumed investment return. Return rates of 3%, 4%, 5%, or 6% may be available. The higher the assumed investment return you choose, the higher your initial regular income payment will be and the higher the return must be to increase subsequent regular income payments. You also choose the length of the Access Period. At this time, changes can only be made on periodic income commencement date anniversaries.

Regular income payments are not subject to any surrender charges or applicable interest adjustments. See Charges and Other Deductions. For information regarding income tax consequences of regular income payments, see Federal Tax Matters.

The amount of the initial regular income payment is determined on the periodic income commencement date by dividing the contract value (or purchase payment if elected at contract issue), less applicable premium taxes by 1000 and multiplying the result by an annuity factor. The annuity factor is based upon:
 o the age and sex of the annuitant and secondary life, if applicable;
 o the length of the Access Period selected;
 o the frequency of the regular income payments;
 o the assumed investment return you selected; and
 o the Individual Annuity Mortality table specified in your contract.

The annuity factor used to determine the regular income payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a death benefit of the entire Account Value will be paid to your beneficiary upon your death. These benefits during the Access Period result in a slightly lower regular income payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum death benefit of the full Account Value was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your regular income payments for the remainder of your life (and/or the secondary life if applicable), during the Lifetime Income Period, with no further access or death benefit.

The Account Value will vary with the actual net investment return of the subaccounts selected and the interest credited on the fixed account, which then determines the subsequent regular income payments during the Access Period. Each subsequent regular income payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable valuation date by 1000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the assumed investment return to determine subsequent regular income payments. If the actual net investment return (annualized) for the contract exceeds the assumed investment return, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the assumed investment return, the regular income payment will decrease. For example, if net investment return is 3% higher (annualized) than the assumed investment return, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the assumed investment return, the regular income payment will decrease by approximately 3%.

Withdrawals made during the Access Period will also reduce the Account Value that is available for regular income payments, and subsequent regular income payments will be reduced in the same proportion that withdrawals reduce the Account Value.

For a joint life option, if either the annuitant or secondary life dies during the Access Period, regular income payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher regular income payment.

For nonqualified contracts, if the annuitant and secondary life, if applicable, both die during the Access Period, the annuity factor will be revised for a non-life contingent regular income payment and regular income payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the annuitant and secondary life, if applicable, both die during the Access Period, i4LIFE (Reg. TM) Advantage (and the Guaranteed Income Benefit if applicable) will terminate.

Regular income payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the annuitant or secondary life is living. Your earlier elections regarding the frequency of regular income payments, assumed investment return and the frequency of the recalculation do not change. The initial regular income payment during the Lifetime Income Period is determined by dividing the Account Value on the last valuation date of the Access Period by 1000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
 o the age and sex of the annuitant and secondary life (if living);
 o the frequency of the regular income payments;
 o the assumed investment return you selected; and
 o the Individual Annuity Mortality table specified in your contract.

The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the regular income payments during the Lifetime Income Period. To determine subsequent regular income payments, the contract is credited with a fixed number of annuity units equal to the initial regular income payment (during the Lifetime Income Period) divided by the annuity unit value (by subaccount). Subsequent regular income payments are determined by multiplying the number of annuity units per subaccount by the annuity unit value. Your regular income payments will vary based on the value of your annuity units. If your regular income payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your regular income payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the annuity units.

Regular income payments will continue for as long as the annuitant or secondary life, if applicable, is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in (and the fixed account if applicable). Regular income payments vary with investment performance.

During the lifetime income period, there is no longer an Account Value; therefore, no withdrawals are available and no death benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.


i4LIFE (Reg. TM) Advantage Death Benefits

i4LIFE (Reg. TM) Advantage Account Value Death Benefit. The i4LIFE (Reg. TM) Advantage Account Value death benefit is available during the Access Period. This death benefit is equal to the Account Value as of the valuation date on which we approve the payment of the death claim. You may not change this death benefit once it is elected.

i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit. The i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit is available during the Access Period and will be equal to the greater of:
 o the Account Value as of the valuation date we approve the payment of the claim; or
 o the sum of all purchase payments, less the sum of regular income payments and other withdrawals where:
  o regular income payments, including withdrawals to provide the Guaranteed Income Benefits, reduce the death benefit by the dollar amount of the payment; and
  o all other withdrawals, if any, reduce the death benefit in the same proportion that withdrawals reduce the contract value or Account Value.

References to purchase payments and withdrawals include purchase payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage if your contract was in force with the Guarantee of Principal or greater death benefit option prior to that election.

In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the contract or Account Value, may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.

The following example demonstrates the impact of a proportionate withdrawal on your death benefit:



         o i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit     $200,000
         o Total i4LIFE (Reg. TM) Regular Income payments                      $ 25,000
         o Additional Withdrawal                                               $15,000 ($15,000/$150,000=10% withdrawal)
         o Account Value at the time of Additional Withdrawal                  $150,000


     Death Benefit Value after i4LIFE (Reg. TM) regular income payment = $200,000 - $25,000 = $175,000

     Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
     Reduction in Death Benefit Value for Withdrawal = $175,000 X 10% = $17,500

The regular income payments reduce the death benefit by $25,000 and the additional withdrawal causes a 10% reduction in the death benefit, the same percentage that the withdrawal reduced the Account Value.

During the Access Period, contracts with the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit may elect to change to the i4LIFE (Reg.
TM) Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit.


i4LIFE (Reg. TM) Advantage EGMDB. The i4LIFE (Reg. TM) Advantage EGMDB is only available during the Access Period. This benefit is the greatest of:
 o the Account Value as of the valuation date on which we approve the payment of the claim; or
 o the sum of all purchase payments, less the sum of regular income payments and other withdrawals where:
  o regular income payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the death benefit by the dollar amount of the payment or in the same proportion that regular income payments reduce the Account Value, depending on the terms of your contract; and
  o all other withdrawals, if any, reduce the death benefit in the same proportion that withdrawals reduce the contract value or Account Value.

References to purchase payments and withdrawals include purchase payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage if your contract was in force with the Guarantee of Principal or greater death benefit option prior to that election; or
 o the highest Account Value or contract value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Regular income payments and withdrawals are deducted in the same proportion that regular income payments and withdrawals reduce the contract value or Account Value.

If your contract has the ABE Enhancement Amount (if elected at the time of application) (see discussion under Accumulated Benefit Enhancement ABE) specified in your contract benefit data pages as applicable on the date of death, this Enhancement Amount will be added to the sum of the purchase payments, but will be reduced by the regular income payments and withdrawals on either a dollar for dollar basis or in the same proportion that the regular income payment or withdrawal reduced the contract value or Account Value, depending on the terms of your contract.

When determining the highest anniversary value, if you elected the EGMDB (or more expensive death benefit option) prior to electing i4LIFE (Reg. TM) Advantage and this death benefit was in effect when you purchased i4LIFE (Reg.
TM) Advantage, we will look at the contract value before i4LIFE (Reg. TM) Advantage and the Account Value after the i4LIFE (Reg. TM) Advantage election to determine the highest anniversary value.

In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.

Contracts with the i4LIFE (Reg. TM) Advantage EGMDB may elect to change to the i4LIFE (Reg. TM) Advantage Guarantee of Principal or i4LIFE (Reg. TM) Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg.
TM) Advantage EGMDB.

General Death Benefit Provisions. For all death benefit options, following the Access Period, there is no death benefit. The death benefits also terminate when the Account Value equals zero, because the Access Period terminates.

If there is a change in the contractowner, joint owner or annuitant during the life of the contract, for any reason other than death, the only death benefit payable for the new person will be the i4LIFE (Reg. TM) Advantage Account Value death benefit.


For non-qualified contracts, upon the death of the contractowner, joint owner or annuitant, the contractowner (or beneficiary) may elect to terminate the contract and receive full payment of the death benefit or may elect to continue the contract and receive regular income payments. Upon the death of the secondary life, who is not also an owner, only the surrender value is paid.


If you are the owner of an IRA annuity contract, and there is no secondary life, and you die during the Access Period, the i4LIFE (Reg. TM) Advantage will terminate. A spouse beneficiary may start a new i4LIFE (Reg. TM) Advantage program.

The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters.

Upon notification to us of the death, regular income payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and regular income payments will continue, if applicable. The excess, if any, of the death benefit over the Account Value will be credited into the contract at that time.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

Accumulated Benefit Enhancement (ABESM) (Non-qualified contracts only). This benefit is no longer available to contract purchasers after November 1, 2005. We provide to eligible contractowners of non-qualified i4LIFE (Reg. TM) Advantage contracts only an ABE Enhancement Amount, if requested at the time of application, at no additional charge. You are eligible to receive the ABE Enhancement Amount if:
 o you are purchasing i4LIFE (Reg. TM) Advantage with the EGMDB death benefit;
 o you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with us to purchase the contract. Prior contracts with loans or collateral assignments are not eligible for this benefit;
 o the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2,000,000 will require our approval);

 o all contractowners, joint owners and annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit; or
 o the contractowners, joint owners and annuitants of this contract must have been owner(s) or annuitants of the prior contract(s).

Upon the death of any contractowner, joint owner or annuitant, the ABE Enhancement Amount will be payable in accordance with the terms of the i4LIFE (Reg. TM) Advantage EGMDB death benefit. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount is available.

The ABE Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract's death benefit equal to the lesser of:
 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.

In addition, if the actual cash surrender value we receive is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.

For the ABE Enhancement Amount to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.

If more than one annuity contract is exchanged to a contract with us, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount.

Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the i4LIFE (Reg. TM) Advantage EGMDB death benefit, the ABE Enhancement Amount will be equal to zero (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the new contractowner or joint owner is age 76 or older when added to the contract, then the ABE Enhancement Amount for this new contractowner or joint owner will be equal to zero.

The ABE Enhancement Amount will terminate on the valuation date the i4LIFE (Reg. TM) Advantage EGMDB death benefit option of the contract is changed or terminated.

It is important to realize that even with the ABE Enhancement Amount, your death benefit will in many cases be less than the death benefit from your prior company. This is always true in the first year, when only 75% of the ABE Enhancement Amount is available.

Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage


There is a Guaranteed Income Benefit available for purchase when you elect i4LIFE (Reg. TM) Advantage which ensures that your regular income payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. See Charges and Other Deductions for a discussion of the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit charge.

As discussed below, certain features of the Guaranteed Income Benefit may be impacted if you purchased Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage prior to electing i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit. Refer to the 4LATER (Reg. TM) section of this prospectus for a discussion of the 4LATER (Reg. TM) Guaranteed Income Benefit.

Once the Guaranteed Income Benefit is elected, additional purchase payments cannot be made to the contract. Election of this rider may limit how much you can invest in certain subaccounts. See the Contracts - Investment Requirements
- Option 1.

There is no guarantee that the i4LIFE (Reg. TM) Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option for new elections at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various living benefit riders. However, a contractowner with the Lincoln Lifetime IncomeSM Advantage who decides to drop Lincoln Lifetime IncomeSM Advantage to purchase i4LIFE (Reg.
TM) Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the Lincoln Lifetime IncomeSM Advantage rider.

i4LIFE (Reg. TM) Guaranteed Income Benefit, if available, is purchased when you elect i4LIFE (Reg. TM) Advantage or anytime during the Access Period. If you intend to use the Guaranteed Amount from either the Lincoln SmartSecurity (Reg.
TM) Advantage or the Lincoln Lifetime IncomeSM Advantage riders to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE (Reg. TM) Advantage.

The Guaranteed Income Benefit is initially equal to 75% of the regular income payment (which is based on your i4LIFE (Reg. TM) Advantage Account Value) in effect at the time the Guaranteed Income Benefit is elected. Contractowners who purchased the Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage can use the remaining Guaranteed Amount (if greater than the contract value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit. The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the contract value at the time the initial i4LIFE (Reg. TM) Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial regular income payment times the remaining Guaranteed Amount divided by the contract value, if the Guaranteed Amount is greater than the contract value.

If the amount of your i4LIFE (Reg. TM) Advantage regular income payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your regular income payment. If your regular income payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the Guaranteed Income Benefit. This withdrawal will be made from the variable subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

If your Account Value reaches zero as a result of withdrawals to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. If your Account Value equals zero, no death benefit will be paid. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your death benefit. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the annuitant (or the secondary life, if applicable) is living. If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment affects the i4LIFE (Reg. TM) Account Value:

Guaranteed Income Benefit = $5,692; i4LIFE regular income payment = $5,280





         i4LIFE (Reg. TM) Account Value before payment            $80,000
         Regular Income Payment                                   -$5,280
         Additional withdrawal for Guaranteed Income Benefit        -$412
         i4LIFE (Reg. TM) Account Value after payouts             $74,308



In the current version of the Guaranteed Income Benefit option ("Version 2") the Guaranteed Income Benefit will automatically step-up every three years to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third periodic income commencement date anniversary during a 15-year step-up period. At the end of a 15-year step-up period, you may elect a new 15-year step-up period by submitting a written request to the Home office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you. At the time of a reset of the 15 year period, the Guaranteed Income Benefit charge may increase subject to the guaranteed maximum charge of 1.50%. (i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charges.) After we administer this election, you have 30 days to notify us if you wish to reverse the election.

If you have an older version of the Guaranteed Income Benefit ("Version 1"), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for sale.


The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. See General i4LIFE (Reg. TM) Provisions for an example.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. When you select the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:

  o A 4% assumed investment return (AIR) will be used to calculate the regular income payments.
  o The minimum Access Period required for this benefit is the longer of 15 years or the difference between your age (nearest birthday) and age 85.
  o The maximum Access Period available for this benefit is to age 115 for non-qualified contracts; to age 100 for qualified contracts.

If you choose to lengthen your Access Period, (which must be increased by a minimum of 5 years) thereby reducing your regular income payment, your i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will also be reduced. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be reduced in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate. Refer to the Example in the 4LATER (Reg. TM) Guaranteed Income Benefit section.


The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate due to any of the following events:
  o the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint payout was elected); or
  o a contractowner requested decrease in the Access Period or a change to the periodic income payment frequency; or
  o upon written notice to us; or
  o assignment of the contract.


A termination due to a decrease in the Access Period, a change in the periodic income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified. If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit in effect for at least 3 years.

If you terminate the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE (Reg. TM) Advantage regular income payments will be recalculated. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.

Lincoln Lifetime Income (Reg. TM) Advantage Guaranteed Income Benefit. Contractowners with the Lincoln Lifetime IncomeSM Advantage rider who purchase the Guaranteed Income Benefit are subject to the following guarantees which are set forth in the Lincoln Lifetime IncomeSM Advantage rider:

     a) Maximum charge for the Guaranteed Income Benefit

     b) guaranteed annuity factors.



General i4LIFE (Reg. TM) Provisions

Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments and Guaranteed Income Benefit payments, if applicable, will be reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The interest adjustment may apply.

The following example demonstrates the impact of a withdrawal on the regular income payments and the Guaranteed Income Benefit Payments:



         o i4LIFE (Reg. TM) Regular Income Payment before Withdrawal      $  1,200
         o Guaranteed Income Benefit before Withdrawal                    $    750
         o Account Value at time of Additional Withdrawal                 $150,000
         o Additional Withdrawal                                          $ 15,000   (a 10% withdrawal)

 Reduction in i4LIFE (Reg. TM) Regular Income payment for Withdrawal = $1,200 X 10 % = $120
     i4LIFE (Reg. TM) Regular Income payment after Withdrawal = $1,200 - $120 = $1,080

     Reduction in Guaranteed Income Benefit for Withdrawal = $750 X 10% = $75 Guaranteed Income Benefit after Withdrawal = $750 - $75 = $675

Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The interest adjustment may apply.

Termination. For IRA annuity contracts, you may terminate i4LIFE (Reg. TM) Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice and your contract will return to the accumulation phase. Your i4LIFE (Reg. TM) Advantage death benefit will terminate and you may choose the Guarantee of Principal (if you had the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit) or Account Value death benefit options. Upon termination, we will stop assessing the charge for i4LIFE (Reg. TM) Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with the new death benefit option. Your contract value upon termination will be equal to the Account Value on the valuation date we terminate i4LIFE (Reg. TM) Advantage.

For non-qualified contracts, you may not terminate i4LIFE (Reg. TM) Advantage once you have elected it.


4LATER (Reg. TM) Advantage

4LATER (Reg. TM) Advantage is a rider that is available to protect against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. If you elect 4LATER (Reg. TM) Advantage, you must elect i4LIFE (Reg. TM) with the 4LATER (Reg. TM) Guaranteed Income Benefit to receive a benefit from 4LATER (Reg. TM) Advantage. Election of these riders may limit how much you can invest in certain subaccounts. See The Contracts-Investment Requirements. See Charges and Other Deductions for a

discussion of the 4LATER (Reg. TM) Advantage charge.



4LATER (Reg. TM) Advantage Before Payouts Begin

The following discussion applies to 4LATER (Reg. TM) Advantage during the accumulation phase of your annuity, referred to as 4LATER (Reg. TM). This is prior to the time any payouts begin under i4LIFE (Reg. TM) Advantage with the 4LATER (Reg. TM) Guaranteed Income Benefit.

Income Base. The Income Base is a value established when you purchase 4LATER (Reg. TM) and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a death benefit. If you elect 4LATER (Reg. TM) at the time you purchase the contract, the Income Base initially equals the purchase payments. If you elect 4LATER (Reg. TM) after we issue the contract, the Income Base will initially equal the contract value on the 4LATER (Reg. TM) Effective Date. Additional purchase payments automatically increase the Income Base by the amount of the purchase payments. Additional purchase payments will not be allowed if the contract value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional purchase payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current contract value if your contract value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln Life automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE (Reg. TM) Advantage and establish the 4LATER (Reg. TM) Guaranteed Income Benefit, the Income Base (if higher than the contract value) is used in the 4LATER (Reg. TM) Advantage Guaranteed Income Benefit calculation.

Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER (Reg. TM) Effective Date, or on the date of any reset of the Income Base to the contract value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for purchase payments and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current contract value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.

Future Income Base. 4LATER (Reg. TM) provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE (Reg. TM) Advantage is elected, you terminate 4LATER (Reg. TM) or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income Base. The 4LATER (Reg. TM) charge will then be assessed on this newly adjusted Income Base, but the percentage charge will not change.

Any purchase payment made after the 4LATER (Reg. TM) Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the purchase payment, plus 15% of that purchase payment.

Example:


         Initial Purchase Payment                                $100,000
         Purchase Payment 60 days later                          $ 10,000
                                                                 --------
         Income Base                                             $110,000
         Future Income Base (during the 1st Waiting Period)      $126,500   ($110,000 x 115%)
         Income Base (after 1st Waiting Period)                  $126,500
         New Future Income Base (during 2nd Waiting Period)      $145,475   ($126,500 x 115%)

Any purchase payments made after the 4LATER (Reg. TM) Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the purchase payment plus 15% of that purchase payment on a pro-rata basis for the number of full years remaining in the current Waiting Period.


Example:


         Income Base                                                $100,000
         Purchase Payment in Year 2                                 $ 10,000
         New Income Base                                            $110,000
                                                                    --------
         Future Income Base (during 1st Waiting Period-Year 2)      $125,500   ($100,000 x 115%) + ($10,000 x 100%) +
                                                                               (10,000 x 15% x 1/3)
         Income Base (after 1st Waiting Period)                     $125,500
         New Future Income Base (during 2nd Waiting Period)         $144,325   (125,500 x 115%)

Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

During any subsequent Waiting Periods, if you elect to reset the Income Base to the contract value, the Future Income Base will equal 115% of the contract value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current contract value below.

In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the contractowner to establish a 4LATER (Reg. TM) Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.

Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER (Reg. TM) Effective Date. The Maximum Income Base will be increased by 200% of any additional purchase payments. In all circumstances, the Maximum Income Base can never exceed $10,000,000. This maximum takes into consideration the combined Income Bases for all Lincoln Life contracts (or contracts issued by our affiliates) owned by you or on which you are the annuitant.

After a reset to the current contract value, the Maximum Income Base will equal 200% of the contract value on the valuation date of the reset not to exceed $10,000,000.

Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

Example:


      Income Base                             $100,000      Maximum Income Base                   $200,000
      Purchase Payment in Year 2              $ 10,000      Increase to Maximum Income Base       $ 20,000
      New Income Base                         $110,000      New Maximum Income Base               $220,000
      Future Income Base after Purchase       $125,500      Maximum Income Base                   $220,000
       Payment

      Income Base (after 1st Waiting          $125,500
       Period)
      Future Income Base (during 2nd          $144,325      Maximum Income Base                   $220,000
       Waiting Period)

      Contract Value in Year 4                $112,000
      Withdrawal of 10%                       $ 11,200

      After Withdrawal (10% adjustment)
-----------------------------------------
      Contract Value                          $100,800
      Income Base                             $112,950
      Future Income Base                      $129,892      Maximum Income Base                   $198,000

Resets of the Income Base to the current contract value ("Resets"). You may elect to reset the Income Base to the current contract value at any time after the initial Waiting Period following: (a) the 4LATER (Reg. TM) Effective Date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10,000,000 and the annuitant must be under age 81. You might consider resetting the Income Base if your contract value has increased above the Income Base (including the 15% automatic Enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the contract value, the 15% automatic Enhancement will not apply until the end of the next Waiting Period.


This reset may be elected by sending a written request to our Home office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the contract value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the contract value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE (Reg. TM) Advantage, the annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the contract value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home office.


At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge will change to the current charge in effect at the time of the reset, not to exceed the guaranteed maximum charge. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next valuation date after notice of the reset is approved by us.

We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER (Reg. TM) Effective Date and starting with each anniversary of the 4LATER (Reg. TM) Effective Date after that. If the contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.


Eligibility. To purchase 4LATER (Reg. TM) Advantage, the annuitant must be age 80 or younger. If you plan to elect i4LIFE (Reg. TM) Advantage within three years of the issue date of 4LATER (Reg. TM) Advantage, you will not receive the benefit of the Future Income Base.

4LATER (Reg. TM) Rider Effective Date. If 4LATER (Reg. TM) is elected at contract issue, then it will be effective on the contract's effective date. If 4LATER (Reg. TM) is elected after the contract is issued (by sending a written request to our Home office), then it will be effective on the next valuation date following approval by us.



4LATER (Reg. TM) Guaranteed Income Benefit


When you are ready to elect i4LIFE (Reg. TM) Advantage regular income payments, the greater of the Income Base accumulated under 4LATER (Reg. TM) or the contract value will be used to calculate the 4LATER (Reg. TM) Guaranteed Income Benefit. The 4LATER (Reg. TM) Guaranteed Income Benefit is a minimum payout floor for your i4LIFE (Reg. TM) Advantage regular income payments. See Charges and Other Deductions for a discussion of the 4LATER (Reg. TM) Guaranteed Income Benefit charge.


The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or contract value (or Guaranteed Amount if applicable) on the periodic income commencement date, by 1000 and multiplying the result by the rate per $1000 from the

Guaranteed Income Benefit Table in your 4LATER (Reg. TM) Rider. If the contract value is used to establish the 4LATER (Reg. TM) Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE (Reg. TM) Advantage regular income payment (which is also based on the contract value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the contract value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE (Reg. TM) Advantage regular income payment.

If the amount of your i4LIFE (Reg. TM) Advantage regular income payment (which is based on your i4LIFE (Reg. TM) Advantage Account Value) has fallen below the 4LATER (Reg. TM) Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER (Reg. TM) Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER (Reg. TM) Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE (Reg.
TM) Advantage regular income payment. If your regular income payment is less than the 4LATER (Reg. TM) Guaranteed Income Benefit, we will reduce your i4LIFE (Reg. TM) Advantage Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the 4LATER (Reg. TM) Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM) Account Value:


      4LATER (Reg. TM) Guaranteed Income       $ 5,692      i4LIFE (Reg. TM) regular income payment       $ 5,280
       Benefit



         i4LIFE (Reg. TM) Account Value before payment                             $80,000
         Regular Income Payment                                               -    $ 5,280
         Additional payment for 4LATER (Reg. TM) Guaranteed Income Benefit    -    $   412
----------------------------------------------------------------------------       -------
         i4LIFE (Reg. TM) Account Value after payment                              $74,308


If your Account Value reaches zero as a result of withdrawals to provide the 4LATER (Reg. TM) Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER (Reg. TM) Guaranteed Income Benefit.


When your Account Value reaches zero, your i4LIFE (Reg. TM) Advantage Access Period will end and the i4LIFE (Reg. TM) Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER (Reg. TM) Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your death benefit. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER (Reg. TM) Guaranteed Income Benefit for as long as the annuitant (or the secondary life, if applicable) is living (i.e., the i4LIFE (Reg. TM) Advantage Lifetime Income Period). If your Account Value equals zero, no death benefit will be paid.


If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the 4LATER (Reg. TM) Guaranteed Income Benefit, the 4LATER (Reg. TM) Guaranteed Income Benefit will never come into effect.


The 4LATER (Reg. TM) Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current regular income payment, if that result is greater than the immediately prior 4LATER (Reg. TM) Guaranteed Income Benefit. The step-up will occur on every third periodic income commencement date anniversary for 15 years. At the end of a 15-year step-up period, the contractowner may elect a new 15-year step-up period by submitting a written request to the Home office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln Life administer this election for you. At the time of a reset of the 15 year period, the charge for the 4LATER (Reg. TM) Guaranteed Income Benefit will become the current charge up to the guaranteed maximum charge of 1.50% (i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charge). After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost).


Additional purchase payments cannot be made to your contract after the periodic income commencement date. The 4LATER (Reg. TM) Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period. See i4LIFE (Reg. TM) Advantage - Access Period. Generally, shorter Access Periods will produce a higher initial i4LIFE (Reg. TM) Advantage regular income payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATER (Reg. TM) Guaranteed Income Benefit is the longer of 15 years or the difference between your current age (nearest birthday) and age 85. (Note: i4LIFE (Reg. TM) Advantage may allow a shorter Access Period if a Guaranteed Income Benefit is not provided.)

If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your regular income payment, your 4LATER (Reg. TM) Guaranteed Income Benefit will also be recalculated and reduced. The 4LATER (Reg. TM) Guaranteed Income Benefit will be adjusted in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the 4LATER (Reg. TM) Rider will terminate.

When you make your 4LATER (Reg. TM) Guaranteed Income Benefit and i4LIFE (Reg.
TM) Advantage elections, you must also choose an assumed investment return of 4% to calculate your i4LIFE (Reg. TM) Advantage regular income payments. Once you have elected 4LATER (Reg. TM), the assumed investment return rate will not change; however, we may change the required assumed investment return rate in the future for new purchasers only.

The following is an example of what happens when you extend the Access Period:

     Assume:
     i4LIFE (Reg. TM) Advantage remaining Access Period = 10 years Current i4LIFE (Reg. TM) Advantage regular income payment = $6375 Current 4LATER (Reg. TM) Guaranteed Income Benefit = $5692

     Extend Access Period 5 years:
     i4LIFE (Reg. TM) Advantage regular income payment after extension = $5355 Percentage change in i4LIFE (Reg. TM) Advantage regular income payment =
 $5355 \d $6375 = 84%
     New 4LATER (Reg. TM) Guaranteed Income Benefit = $5692 x 84% = $4781


General Provisions of 4LATER (Reg. TM) Advantage

Termination. After the later of the third anniversary of the 4LATER (Reg. TM) Rider Effective Date or the most recent Reset, the 4LATER (Reg. TM) Rider may be terminated upon written notice to us. Prior to the periodic income commencement date, 4LATER (Reg. TM) will automatically terminate upon any of the following events:
 o termination of the contract to which the 4LATER (Reg. TM) Rider is attached;
 o the change of or the death of the annuitant (except if the surviving spouse assumes ownership of the contract and the role of the annuitant upon death of the contractowner); or
 o the change of contractowner (except if the surviving spouse assumes ownership of the contract and the role of annuitant upon the death of the contractowner), including the assignment of the contract.

After the periodic income commencement date, the 4LATER (Reg. TM) Rider will terminate due to any of the following events:
 o the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint payout was elected); or
 o a contractowner requested decrease in the Access Period or a change to the regular income payment frequency.

A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the 4LATER (Reg. TM) Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified.


If you terminate 4LATER (Reg. TM) prior to the periodic income commencement date, you must wait one year before you can re-elect 4LATER (Reg. TM) or purchase the Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage. If you terminate the 4LATER (Reg. TM) Rider on or after the periodic income commencement date, you cannot re-elect it. You may be able to elect the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, if available, after one year. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.

Availability. The availability of 4LATER (Reg. TM) will depend upon your state's approval of the 4LATER (Reg. TM) Rider. Check with your registered representative regarding availability. You cannot elect 4LATER (Reg. TM) after an annuity payout option or i4LIFE (Reg. TM) Advantage has been elected, and it cannot be elected on contracts that currently have Lincoln SmartSecurity (Reg.
TM) Advantage or Lincoln Lifetime IncomeSM Advantage.

Contractowners who drop Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage and elect 4LATER (Reg. TM) will not carry their Guaranteed Amount over into the new 4LATER (Reg. TM). The 4LATER (Reg. TM) Income Base will be established based on the contractowner's contract value on the Effective Date of 4LATER (Reg. TM). Contractowners who drop Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage will have to wait one year before they can elect 4LATER (Reg. TM). See The Contracts
- Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage.



Annuity Payouts


When you apply for a contract, you may select any annuity commencement date permitted by law, which is usually on or before the annuitant's 90th birthday. However, you must elect to receive annuity payouts by the annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, contractowners with Lincoln SmartSecurity (Reg. TM) Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payout Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout option.



The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity payout option.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.


Annuity Options


The annuity options outlined below do not apply to contractowners who have elected i4LIFE (Reg. TM) Advantage, the Maximum Annual Withdrawal Amount Annuity Payout option or the Guaranteed Amount Annuity Payout option.


Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable Annuity Payouts) equal to the excess, if any, of:
 o the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus
 o the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death.

The value of the number of annuity units is computed on the date the death claim is approved for payment by the Home office.

Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the annuitant with the guarantee that upon death, should
(a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.


Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option. You may change or revoke in writing to our Home office, any such selection, unless such selection was made irrevocable. If you have not already chosen an annuity payout option, the beneficiary may choose any annuity payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.


General Information

Any previously selected death benefit in effect before the annuity commencement date will no longer be available on and after the annuity commencement date. You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the Home office. You must give us at least 30 days notice before the date on which you want payouts to begin.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to you or your beneficiary as payouts become due after we are in receipt of:
 o proof, satisfactory to us, of the death;
 o written authorization for payment; and
 o all claim forms, fully completed.


Variable Annuity Payouts

Variable annuity payouts will be determined using:
 o The contract value on the annuity commencement date, less applicable premium taxes;
 o The annuity tables contained in the contract;
 o The annuity option selected; and
 o The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

Annuity payouts assume an investment return of 3%, 4%, 5% or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your investment representative. You may choose your assumed interest rate at the time you elect a variable annuity payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.


Fixed Side of the Contract


Purchase payments allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.


In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

We guarantee an effective interest rate of not less than 1.50% per year on amounts held in a fixed account. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to the interest adjustment (see Interest Adjustment and Charges and Other Deductions). The interest adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed subaccount.

ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.

Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time.


Guaranteed Periods

The portion of the fixed account which accepts allocations for a guaranteed period at a guaranteed interest rate is called a fixed subaccount. There is a fixed subaccount for each particular guaranteed period.

You may allocate purchase payments to one or more fixed subaccounts with guaranteed periods of 1 to 10 years. We may add guaranteed periods or discontinue accepting purchase payments into one or more guaranteed periods at any time. The minimum amount of any purchase payment that can be allocated to a fixed subaccount is $2,000. Each purchase payment allocated to a fixed subaccount will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed subaccount. A fixed subaccount guarantee period ends on the date after the number of calendar years in the fixed subaccount's guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the fixed subaccount guaranteed period. Amounts surrendered, transferred or withdrawn from a fixed subaccount prior to the end of the guaranteed period will be subject to the interest adjustment. Each guaranteed period purchase payment will be treated separately for purposes of determining any applicable interest adjustment. Any amount withdrawn from a fixed subaccount may be subject to any applicable surrender charges, account fees and premium taxes.

We will notify the contractowner in writing at least 30 days prior to the expiration date for any guaranteed period amount. A new fixed subaccount guaranteed period of the same duration as the previous fixed subaccount guaranteed period will begin automatically at the end of the previous guaranteed period, unless we receive, prior to the end of a guaranteed period, a written election by the contractowner. The written election may request the transfer of the guaranteed period amount to a different fixed subaccount or to a variable subaccount from among those being offered by us. Transfers of any guaranteed period amount which become effective upon the date of expiration of the applicable guaranteed period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.


Interest Adjustment

Any surrender, withdrawal or transfer of a fixed subaccount guaranteed period amount before the end of the guaranteed period (other than dollar cost averaging, cross-reinvestment, portfolio rebalancing transfers, regular income payments under i4LIFE (Reg. TM) Advantage or withdrawals within the Maximum Annual Withdrawal Limit in Lincoln SmartSecurity (Reg. TM) Advantage) will be subject to the interest adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the guaranteed period will not be subject to the interest adjustment. The interest adjustment will be applied to the amount being surrendered, withdrawn or transferred. The interest adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. Any transfer, withdrawal, or surrender of contract value from a fixed subaccount will be increased or decreased by an interest adjustment, unless the transfer, withdrawal or surrender is effective:


 o during the free look period (See Return Privilege).
 o on the expiration date of a guaranteed period.
 o as a result of the death of the contractowner or annuitant.

 o subsequent to the diagnosis of a terminal illness of the contractowner. Diagnosis of the terminal illness must be after the contract date and result in a life expectancy of less than one year, as determined by a qualified professional medical practitioner.
 o subsequent to the admittance of the contractowner into an accredited nursing home or equivalent health care facility. Admittance into such facility must be after the contract date and continue for 90 consecutive days prior to the surrender or withdrawal.
 o subsequent to the permanent and total disability of the contractowner if such disability begins after the contract date and prior to the 65th birthday of the contractowner.
 o upon annuitization of the contract.

These provisions may not be applicable to your contract or available in your state. Please check with your investment representative regarding the availability of these provisions.

In general, the interest adjustment reflects the relationship between the yield rate in effect at the time a purchase payment is allocated to a fixed subaccount's guaranteed period under the contract and the yield rate in effect at the time of the purchase payment's surrender, withdrawal or transfer. It also reflects the time remaining in the fixed subaccount's guaranteed period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the purchase payment was allocated, then the application of the interest adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the purchase payment, then the application of the interest adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.


The interest adjustment is calculated by multiplying the transaction amount by:


    (1+A)n      -1
-------------
  (1+B +K )n

     where:

   A = yield rate for a U.S. Treasury security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.

   B = yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the subaccount's guaranteed period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.

   K = a 0.25% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no interest adjustment.

     n = The number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)

     Straight-Line interpolation is used for periods to maturity not quoted.

See the SAI for examples of the application of the interest adjustment.


Small Contract Surrenders

We may surrender your contract, in accordance with the laws of your state if:
 o your contract value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your contract value decreases due to the performance of the subaccounts you selected;
 o no purchase payments have been received for two (2) full, consecutive contract years; and
 o the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states).

At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional purchase payments to bring your contract value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge.


Delay of Payments

Contract proceeds from the VAA will be paid within seven days, except:
 o when the NYSE is closed (other than weekends and holidays);
 o times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
 o when the SEC so orders to protect contractowners.

Payment of contract proceeds from the fixed account may be delayed for up to six months.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a purchase payment and/or deny payment of a request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a contractowner's account to government regulators.


Reinvestment Privilege

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, (including previously credited bonus credits), and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.

This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.


Amendment of Contract

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required).

Distribution of the Contracts

Lincoln Financial Distributors ("LFD") serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation ("LFA"), also an affiliate of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us. While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The following paragraphs describe how payments are made by us and The Principal Underwriter to various parties.

Compensation Paid to LFA. The maximum commission the Principal Underwriter pays to LFA is 7.50% of purchase payments. LFA may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFA is 7.50% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.


Lincoln Life also pays for the operating and other expenses of LFA, including the following sales expenses: sales representative training allowances; compensation and bonuses for LFA's management team; advertising expenses; and all other expenses of distributing the contracts. LFA pays its sales representatives a portion of the commissions received for their sales of contracts. LFA sales representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with LFA. Non-cash compensation items may include conferences, seminars, trips, entertainment, merchandise and other similar items. In addition, LFA sales representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFA sales representatives and/or their managers qualify for such benefits. LFA sales representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFA, is 7.50% of purchase payments. Some Selling Firms may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 7.50% of annuitized value and/or ongoing annual compensation of up to 1.15% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.


LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.


Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards. These additional payments are not offered to all Selling Firms, and the terms of any particular agreement governing the payments may vary among Selling Firms.


These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2007 is contained in the SAI.

Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain "wholesalers", who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. A marketing expense allowance is paid to American Funds Distributors (AFD) in consideration of the marketing assistance AFD provides to LFD. This allowance, which ranges from 0.10% to 0.16% is based on the amount of purchase payments initially allocated to the American Funds Insurance Series underlying the variable annuity. Commissions and other incentives or payments described above are not charged directly to contract owners or the Separate Account. All compensation is paid from our resources, which include fees and charges imposed on your contract.


Contractowner Questions

The obligations to purchasers under the contracts are those of Lincoln Life. Contracts, endorsements and riders may vary as required by state law. This prospectus provides a general description of the contract. Questions about your contract should be directed to us at 1-888-868-2583.



Federal Tax Matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.


Nonqualified Annuities

This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.


Tax Deferral On Earnings


The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
 o An individual must own the contract (or the tax law must treat the contract as owned by an individual).
 o The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.
 o Your right to choose particular investments for a contract must be limited.
 o The annuity commencement date must not occur near the end of the annuitant's life expectancy.


Contracts Not Owned By An Individual


If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
 o Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
 o Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the annuity payout period;
 o Contracts acquired by an estate of a decendent;
 o Certain qualified contracts;
 o Contracts purchased by employers upon the termination of certain qualified plans; and
 o Certain contracts used in connection with structured settlement agreements.


Investments In The VAA Must Be Diversified


For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."


Restrictions


Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.


Loss Of Interest Deduction


After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.


Age At Which Annuity Payouts Begin


Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.


Tax Treatment Of Payments


We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.


Taxation Of Withdrawals And Surrenders

You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage, and if your Guaranteed Amount immediately before a withdrawal exceeds your contract value, the tax law could require that an additional amount be included in income. Please consult your tax adviser.

Taxation Of Regular Income Payments


The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than regular income payments, are taken from i4LIFE (Reg. TM) Advantage during the access period, they are taxed in the same manner as a withdrawal during the deferral period.


Taxation Of Death Benefits


We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

Death prior to the annuity commencement date:
 o If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.
 o If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.

Death after the annuity commencement date:
 o If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.
 o If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.


Penalty Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts


The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:
 o you receive on or after you reach 591/2,
 o you receive because you became disabled (as defined in the tax law),

 o you receive from an immediate annuity,
 o a beneficiary receives on or after your death, or
 o you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).


Special Rules If You Own More Than One Annuity Contract


In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.


Loans and Assignments


Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your contract value, as a withdrawal of such amount or portion.


Gifting A Contract


If you transfer ownership of your contract, other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.


Charges for Additional Benefits


Your contract automatically includes a basic death benefit and may include other optional riders. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit charge and charges for other optional riders, if any, as a contract withdrawal.


Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.

Types of Qualified Contracts and Terms of Contracts

Qualified plans include the following:
 o Individual Retirement Accounts and Annuities ("Traditional IRAs")
 o Roth IRAs
 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)

 o 401(a) plans (qualified corporate employee pension and profit-sharing plans)
 o 403(a) plans (qualified annuity plans)
 o 403(b) plans (public school system and tax-exempt organization annuity plans)

 o H.R. 10 or Keogh Plans (self-employed individual plans)
 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
 o Roth 403(b) plans

We do not offer certain types of qualified plans for all of our annuity products. Check with your representative concerning qualified plan availability for this product.

We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

Tax Treatment of Qualified Contracts

The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example:

 o Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.
 o Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.

Tax Treatment of Payments

The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.


Required Minimum Distributions

Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by the later of age 701/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 701/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

The IRS has issued new regulations concerning required minimum distributions. The regulations may impact the distribution method you have chosen and the amount of your distributions. Under new regulations, the presence of an enhanced death benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced death benefit is any death benefit that has the potential to pay more than the contract value or a return of purchase payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.

Federal Penalty Taxes Payable on Distributions

The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:
 o received on or after the annuitant reaches 591/2,
 o received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),
 o received as a series of substantially equal periodic payments based on the annuitant's life (or life expectancy), or
 o received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Transfers and Direct Rollovers

As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. The Pension Plan Act permits direct conversions from certain qualified, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.

Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.


Our Tax Status


Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under Federal tax law, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.



Changes in the Law

The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.



Additional Information

Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.


Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a "quorum"), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the Separate Account are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instruction which we receive, it is important that each contractowner provide their voting instructions to us. Even though contractowners may choose not to provide voting instruction, the shares of a fund to which such contractowners would have been entitled to provide voting instruction will, subject to fair representation requirements, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.


Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account - Fund Shares.


Return Privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the Home office at PO Box 7866, 1300 South Clinton Street, Fort Wayne, IN 46802-7866. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the contract value as of the valuation date on which we receive the cancellation request, plus any premium taxes which had been deducted. No surrender charges or interest adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the contract value during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the purchase payment(s). IRA purchasers will receive purchase payments only.


State Regulation


As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.



Records and Reports


As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with Mellon Bank, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home office, at least semi-annually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.



Other Information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LFG.com, select service centers and continue on through the Internet Service Center.


Special Arrangements

At times, we may offer variations of the contracts described in this prospectus to existing owners as part of an exchange program. Contracts purchased through this exchange offer may impose different fees and expenses and provide certain additional benefits from those described in this prospectus.


Legal Proceedings

In the ordinary course of its business, Lincoln Life, the VAA, and the principal underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of Lincoln Life, the VAA, or the principal underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is possible that an adverse outcome in certain matters could be material to our operating results for any particular reporting period.

Contents of the Statement of Additional Information (SAI) for Lincoln Life Variable Annuity Account N


Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Examples of Regular Income Payment
Calculations
Determination of Accumulation and Annuity Unit
Value
Advertising
Additional Services
Other Information
Financial Statements

For a free copy of the SAI complete the form below:











                Statement of Additional Information Request Card

                    Lincoln ChoicePlus AssuranceSM (B Share)

                    Lincoln Life Variable Annuity Account N











Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N.


                                 (Please Print)


Name: -------------------------------------------------------------------------






Address: ----------------------------------------------------------------------














City ---------------------------------------------------  State ---------
Zip ---------


Mail to The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, Indiana 46801.
-

Appendix A - Condensed Financial Information

Accumulation Unit Values

The following information relates to accumulation unit values and accumulation units for contracts purchased before June 5, 2005 for funds in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.




                            with EEB                           with EGMDB                          with GOP
              ------------------------------------ ---------------------------------- ----------------------------------
                Accumulation unit                   Accumulation unit                  Accumulation unit
                      value                               value                              value
              ----------------------   Number of   --------------------   Number of   --------------------   Number of
               Beginning    End of    accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
               of period    period       units      of period   period      units      of period   period      units
              ----------- ---------- ------------- ----------- -------- ------------- ----------- -------- -------------
                  (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
AIM V.I. Capital Appreciation
2006.........    12.095     11.906            2       14.629    14.420           3       14.673   14.473           15
2007.........    11.906     13.086            2       14.420    15.880           3       14.473   15.955           14
-------------    ------     ------            -       ------    ------           -       ------   ------           --
AIM V.I. Core Equity
2006.........    10.725     11.560            1       13.332    14.389           3       13.371   14.442           58
2007.........    11.560     12.267            1       14.389    15.300           3       14.442   15.371           57
-------------    ------     ------            -       ------    ------           -       ------   ------           --
AIM V.I. International Growth Fund
2003.........     N/A         N/A         N/A         10.728    12.485       3,260       10.612   12.492        9,072
2004.........     N/A         N/A         N/A         12.485    15.222           9       12.492   15.246           25
2005.........     N/A         N/A         N/A         15.222    17.659           9       15.246   17.704           29
2006.........     N/A         N/A         N/A         17.659    22.258           8       17.704   22.337           30
2007.........     N/A         N/A         N/A         22.258    25.107           9       22.337   25.221           30
-------------    ------     ------        -----       ------    ------       -----       ------   ------        -----
AllianceBernstein VPS Global Technology
2003.........     2.788      3.944           96       10.996    13.000       2,557       11.495   13.009       23,491
2004.........     N/A         N/A         N/A          3.944     4.076           1*      13.009   13.487           55
2005.........     4.076      4.156            2       13.465    13.757          14       13.487   13.791           50
2006.........     4.156      4.431           18       13.757    14.695          13       13.791   14.747           44
2007.........     4.431      5.226            8       14.695    17.365          14       14.747   17.443           35
-------------    ------     ------        -----       ------    ------       -----       ------   ------       ------
AllianceBernstein VPS Growth and Income
2003.........     7.889     10.257       27,102       10.886    12.021     144,888       10.979   12.029      145,258
2004.........    10.257     11.221           53       12.021    13.178         429       12.029   13.199          804
2005.........    11.221     11.545           81       13.178    13.585         656       13.199   13.621        1,146
2006.........    11.545     13.285           80       13.585    15.664         591       13.621   15.721        1,048
2007.........    13.285     13.703           75       15.664    16.188         511       15.721   16.263          937
-------------    ------     ------       ------       ------    ------     -------       ------   ------      -------
AllianceBernstein VPS International Value
2006.........    10.950     11.842            5       10.298    11.857          21        9.652   11.864           94
2007.........    11.842     12.297            7       11.857    12.337          89       11.864   12.357          166
-------------    ------     ------       ------       ------    ------     -------       ------   ------      -------
AllianceBernstein VPS Large Cap Growth
2003.........     N/A         N/A         N/A         10.498    11.502       3,830       10.400   11.509        4,335
2004.........     5.186      5.527            1       11.502    12.282          38       11.509   12.302           55
2005.........     5.527      6.243           10       12.282    13.902          61       12.302   13.939           69
2006.........     6.243      6.101            2       13.902    13.614          49       13.939   13.664           63
2007.........     6.101      6.819            2       13.614    15.247          49       13.664   15.318           50
-------------    ------     ------       ------       ------    ------     -------       ------   ------      -------
AllianceBernstein VPS Small/Mid Cap Value
2003.........    10.936     15.156          158       11.038    13.135      17,359       10.968   13.143       22,549
2004.........    15.156     17.751            4       13.135    15.415          84       13.143   15.440          180
2005.........    17.751     18.619            4       15.415    16.201         166       15.440   16.243          264
2006.........    18.619     20.915            2       16.201    18.235         182       16.243   18.301          266
2007.........    20.915     20.887            3       18.235    18.247         163       18.301   18.331          247
-------------    ------     ------       ------       ------    ------     -------       ------   ------      -------
American Century Investments VP Inflation Protection Fund
2003.........
2004.........     9.905     10.404            5        9.949    10.417         145       10.000   10.423          350
2005.........    10.404     10.393           21       10.417    10.427         638       10.423   10.443        1,052
2006.........    10.393     10.384           32       10.427    10.439         687       10.443   10.466        1,048
2007.........    10.384     11.185           32       10.439    11.267         524       10.466   11.307          931
-------------    ------     ------       ------       ------    ------     -------       ------   ------      -------
American Funds Global Growth Fund
2003.........
2004.........    10.216     11.266            4       10.199    11.280          99       10.000   11.286          179
2005.........    11.266     12.641           15       11.280    12.682         321       11.286   12.702          413
2006.........    12.641     14.975           17       12.682    15.053         344       12.702   15.092          425
2007.........    14.975     16.917           15       15.053    17.039         371       15.092   17.101          449
-------------    ------     ------       ------       ------    ------     -------       ------   ------      -------

                            with EEB                           with EGMDB                          with GOP
              ------------------------------------ ---------------------------------- ----------------------------------
                Accumulation unit                   Accumulation unit                  Accumulation unit
                      value                               value                              value
              ----------------------   Number of   --------------------   Number of   --------------------   Number of
               Beginning    End of    accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
               of period    period       units      of period   period      units      of period   period      units
              ----------- ---------- ------------- ----------- -------- ------------- ----------- -------- -------------
                  (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
American Funds Global Small Capitalization Fund
2003.........     5.627      8.497        5,265       11.232    14.143      41,776       10.747    14.152      38,793
2004.........     8.497     10.104           18       14.143    16.850         208       14.152    16.878         287
2005.........    10.104     12.458           23       16.850    20.818         309       16.878    20.873         446
2006.........    12.458     15.201           26       20.818    25.454         313       20.873    25.546         454
2007.........    15.201     18.157           20       25.454    30.464         293       25.546    30.605         432
-------------    ------     ------        -----       ------    ------      ------       ------    ------      ------
American Funds Growth Fund
2003.........     5.368      7.224       63,366       10.899    12.326     428,135       10.694    12.333     578,843
2004.........     7.224      7.993          148       12.326    13.666       1,680       12.333    13.689       3,051
2005.........     7.993      9.136          240       13.666    15.651       2,816       13.689    15.692       4,322
2006.........     9.136      9.904          235       15.651    17.001       2,656       15.692    17.063       4,020
2007.........     9.904     10.945          223       17.001    18.826       2,488       17.063    18.913       3,738
-------------    ------     ------       ------       ------    ------     -------       ------    ------     -------
American Funds Growth-Income Fund
2003.........     8.456     11.015       31,468       10.816    12.300     521,408       10.609    12.308     710,289
2004.........    11.015     11.959          106       12.300    13.381       2,087       12.308    13.403       3,755
2005.........    11.959     12.449          166       13.381    13.957       3,277       13.403    13.994       5,239
2006.........    12.449     14.107          192       13.957    15.848       3,178       13.994    15.905       4,799
2007.........    14.107     14.576          191       15.848    16.407       2,930       15.905    16.483       4,378
-------------    ------     ------       ------       ------    ------     -------       ------    ------     -------
American Funds International Fund
2003.........     5.168      6.855       26,676       10.747    13.207      96,534       10.621    13.215     152,661
2004.........     6.855      8.045           65       13.207    15.532         600       13.215    15.557       1,009
2005.........     8.045      9.615           94       15.532    18.600         897       15.557    18.649       1,515
2006.........     9.615     11.253           90       18.600    21.812         896       18.649    21.890       1,517
2007.........    11.253     13.285           81       21.812    25.802         835       21.890    25.921       1,435
-------------    ------     ------       ------       ------    ------     -------       ------    ------     -------
Delaware VIP Capital Reserves
2005.........     N/A         N/A         N/A         10.001     9.933           4        9.904     9.939           4
2006.........     N/A         N/A         N/A          9.933    10.214          11        9.939    10.230          49
2007.........     N/A         N/A         N/A         10.214    10.493          13       10.230    10.520          41
-------------    ------     ------       ------       ------    ------     -------       ------    ------     -------
Delaware VIP Diversified Income Series
2003.........
2004.........    10.207     10.872            4       10.031    10.885         238       10.081    10.891         407
2005.........    10.872     10.631           29       10.885    10.665         592       10.891    10.682       1,114
2006.........    10.631     11.248           28       10.665    11.307         613       10.682    11.336       1,130
2007.........    11.248     11.884           34       11.307    11.970         808       11.336    12.013       1,290
-------------    ------     ------       ------       ------    ------     -------       ------    ------     -------
Delaware VIP Emerging Markets Series(4)
2003.........
2004.........    14.457     19.360            1*      10.279    13.580          26       10.258    13.588          51
2005.........    19.360     24.206            2       13.580    17.013         177       13.588    17.041         255
2006.........    24.206     30.194            2       17.013    21.265         166       17.041    21.320         289
2007.........    30.194     41.137            3       21.265    29.029         163       21.320    29.134         287
-------------    ------     ------       ------       ------    ------     -------       ------    ------     -------
Delaware VIP High Yield Series
2003.........     8.425     10.658        7,097       10.207    11.081     127,137       10.169    11.088     219,400
2004.........    10.658     11.953           28       11.081    12.453         374       11.088    12.473         788
2005.........    11.953     12.151           30       12.453    12.684         529       12.473    12.718       1,049
2006.........    12.151     13.409           28       12.684    14.026         501       12.718    14.077       1,020
2007.........    13.409     13.526           29       14.026    14.176         472       14.077    14.242         907
-------------    ------     ------       ------       ------    ------     -------       ------    ------     -------
Delaware VIP REIT Series
2003.........    11.748     15.453        4,172       10.208    12.201      83,809       10.623    12.209     124,330
2004.........    15.453     19.926           11       12.201    15.764         354       12.209    15.789         622
2005.........    19.926     20.944           17       15.764    16.602         459       15.789    16.646         888
2006.........    20.944     27.260           19       16.602    21.653         434       16.646    21.731         811
2007.........    27.260     23.012           17       21.653    18.315         364       21.731    18.400         646
-------------    ------     ------       ------       ------    ------     -------       ------    ------     -------
Delaware VIP Small Cap Value Series
2003.........    12.061     16.806        6,379       11.155    13.172      98,937       10.703    13.180     111,701
2004.........    16.806     20.029           12       13.172    15.729         345       13.180    15.755         555
2005.........    20.029     21.504           18       15.729    16.921         509       15.755    16.965         864
2006.........    21.504     24.512           20       16.921    19.327         524       16.965    19.397         854
2007.........    24.512     22.462           20       19.327    17.746         437       19.397    17.828         765
-------------    ------     ------       ------       ------    ------     -------       ------    ------     -------

                           with EEB                          with EGMDB                          with GOP
              ---------------------------------- ---------------------------------- ----------------------------------
               Accumulation unit                  Accumulation unit                  Accumulation unit
                     value                              value                              value
              --------------------   Number of   --------------------   Number of   --------------------   Number of
               Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
               of period   period      units      of period   period      units      of period   period      units
              ----------- -------- ------------- ----------- -------- ------------- ----------- -------- -------------
                 (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Delaware VIP Trend Series
2003.........     5.075     6.729      16,177      11.055    12.554      123,911      10.668    12.562      135,197
2004.........     6.729     7.434          44      12.554    13.897          380      12.562    13.920          657
2005.........     7.434     7.723          53      13.897    14.466          461      13.920    14.504          741
2006.........     7.723     8.154          48      14.466    15.304          365      14.504    15.359          695
2007.........     8.154     8.859          46      15.304    16.661          283      15.359    16.738          584
-------------     -----     -----      ------      ------    ------      -------      ------    ------      -------
Delaware VIP US Growth Series
2003.........     8.101     9.830      16,463      10.533    11.473       51,438      10.619    11.480       86,721
2004.........     9.830     9.962          38      11.473    11.650          186      11.480    11.669          447
2005.........     9.962    11.211          38      11.650    13.137          177      11.669    13.171          483
2006.........    11.211    11.254          24      13.137    13.214          148      13.171    13.262          479
2007.........    11.254    12.440          26      13.214    14.636          129      13.262    14.703          417
-------------    ------    ------      ------      ------    ------      -------      ------    ------      -------
Delaware VIP Value Series
2003.........     8.712    10.978       2,552      11.075    12.053       12,322      10.704    12.060       63,785
2004.........    10.978    12.373           7      12.053    13.612           67      12.060    13.634          290
2005.........    12.373    12.876          13      13.612    14.193          193      13.634    14.230          508
2006.........    12.876    15.678          12      14.193    17.317          238      14.230    17.380          604
2007.........    15.678    14.960          12      17.317    16.557          217      17.380    16.633          566
-------------    ------    ------      ------      ------    ------      -------      ------    ------      -------
DWS VIP Equity 500 Index
2003.........    10.870    12.029       5,922      10.775    12.044       62,101      10.931    12.052       79,533
2004.........    12.029    13.053          14      12.044    13.095          158      12.052    13.117          322
2005.........    13.053    13.406          31      13.095    13.477          228      13.117    13.512          410
2006.........    13.406    15.197          30      13.477    15.308          215      13.512    15.363          377
2007.........    15.197    15.701          30      15.308    15.847          185      15.363    15.920          319
-------------    ------    ------      ------      ------    ------      -------      ------    ------      -------
DWS VIP Small Cap Index
2003.........    11.470    13.527       1,879      11.221    13.543       16,399      11.588    13.552       31,979
2004.........    13.527    15.631           2      13.543    15.681           56      13.552    15.707          149
2005.........    15.631    15.989           2      15.681    16.073          106      15.707    16.115          221
2006.........    15.989    18.431           4      16.073    18.565          106      16.115    18.632          227
2007.........    18.431    17.738           4      18.565    17.902           91      18.632    17.985          213
-------------    ------    ------      ------      ------    ------      -------      ------    ------      -------
Fidelity VIP Contrafund Portfolio
2003.........     9.726    12.264       7,863      10.656    12.264       40,036      10.434    12.272       56,255
2004.........    12.264    13.892          23      12.264    13.920          322      12.272    13.942          601
2005.........    13.892    15.941          35      13.920    16.008          660      13.942    16.049        1,109
2006.........    15.941    17.473          43      16.008    17.581          791      16.049    17.644        1,196
2007.........    17.473    20.161          36      17.581    20.326          673      17.644    20.420        1,144
-------------    ------    ------      ------      ------    ------      -------      ------    ------      -------
Fidelity VIP Equity-Income Portfolio
2003.........     8.250    10.552       1,323      10.728    12.407       30,223      10.627    12.415       69,948
2004.........    10.552    11.545           7      12.407    13.602          143      12.415    13.624          361
2005.........    11.545    11.989          18      13.602    14.153          367      13.624    14.190          618
2006.........    11.989    14.143          18      14.153    16.730          364      14.190    16.790          589
2007.........    14.143    14.088          16      16.730    16.699          300      16.790    16.776          527
-------------    ------    ------      ------      ------    ------      -------      ------    ------      -------
Fidelity VIP Growth Portfolio
2003.........     4.630     6.037       2,306      11.147    12.297        6,669      10.614    12.305       22,673
2004.........     6.037     6.123          10      12.297    12.498           72      12.305    12.519          177
2005.........     6.123     6.355          23      12.498    12.996          180      12.519    13.031          316
2006.........     6.355     6.661          32      12.996    13.651          164      13.031    13.701          307
2007.........     6.661     8.299          23      13.651    17.042          135      13.701    17.121          284
-------------    ------    ------      ------      ------    ------      -------      ------    ------      -------
Fidelity VIP Mid Cap
2005.........    10.237    11.564           1*     10.465    11.577           68      10.114    11.584           59
2006.........    11.564    12.786           5      11.577    12.826          188      11.584    12.846          173
2007.........    12.786    14.506           7      12.826    14.580          163      12.846    14.618          224
-------------    ------    ------      ------      ------    ------      -------      ------    ------      -------
Fidelity VIP Overseas Portfolio
2003.........     5.218     7.342      16,838      11.237    14.198       40,179      10.974    14.206       76,691
2004.........     7.342     8.184          40      14.198    15.856          200      14.206    15.882          450
2005.........     8.184     9.562          74      15.856    18.563          361      15.882    18.612          667
2006.........     9.562    11.077          59      18.563    21.548          305      18.612    21.626          597
2007.........    11.077    12.754          55      21.548    24.859          239      21.626    24.974          520
-------------    ------    ------      ------      ------    ------      -------      ------    ------      -------

                            with EEB                           with EGMDB                          with GOP
              ------------------------------------ ---------------------------------- ----------------------------------
                Accumulation unit                   Accumulation unit                  Accumulation unit
                      value                               value                              value
              ----------------------   Number of   --------------------   Number of   --------------------   Number of
               Beginning    End of    accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
               of period    period       units      of period   period      units      of period   period      units
              ----------- ---------- ------------- ----------- -------- ------------- ----------- -------- -------------
                  (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
FTVIPT Franklin Income Securities
2006.........    10.525     11.222            9       10.189    11.236          47       10.184    11.243         122
2007.........    11.222     11.453           16       11.236    11.490         111       11.243    11.509         271
-------------    ------     ------           --       ------    ------         ---       ------    ------         ---
FTVIPT Franklin Small-Mid Cap Growth Securities Fund
2003.........     4.702      6.348       10,500       10.812    12.960      17,276       10.734    12.968      22,352
2004.........     6.348      6.961           25       12.960    14.239          80       12.968    14.262         185
2005.........     6.961      7.175           24       14.239    14.706         133       14.262    14.744         216
2006.........     7.175      7.671           25       14.706    15.754         124       14.744    15.811         214
2007.........     7.671      8.394           19       15.754    17.273         107       15.811    17.353         180
-------------    ------     ------       ------       ------    ------      ------       ------    ------      ------
FTVIPT Mutual Shares Securities
2006.........    10.451     11.267            4       10.202    11.280          44       10.234    11.287          86
2007.........    11.267     11.467            6       11.280    11.502         154       11.287    11.520         190
-------------    ------     ------       ------       ------    ------      ------       ------    ------      ------
FTVIPT Templeton Global Income Securities
2005.........     N/A         N/A         N/A         10.009     9.884           4        9.810     9.890           5
2006.........     N/A         N/A         N/A          9.884    10.986          53        9.890    11.003          21
2007.........    11.526     11.958            6       10.986    12.019         111       11.003    12.050          90
-------------    ------     ------       ------       ------    ------      ------       ------    ------      ------
FTVIPT Templeton Growth Securities Fund
2003.........     N/A         N/A         N/A         10.908    12.697      25,088       10.947    12.705      38,371
2004.........    10.322     11.780            2       12.697    14.520         108       12.705    14.544         213
2005.........    11.780     12.614           10       14.520    15.580         236       14.544    15.620         350
2006.........    12.614     15.114           14       15.580    18.704         250       15.620    18.772         371
2007.........    15.114     15.215           16       18.704    18.868         246       18.772    18.955         350
-------------    ------     ------       ------       ------    ------      ------       ------    ------      ------
Janus Aspen Balanced Portfolio
2003.........     9.786     10.947        5,918       10.056    10.853      58,774       10.311    10.860      47,831
2004.........    10.947     11.660            1       10.853    11.584         111       10.860    11.603         156
2005.........    11.660     12.348            1       11.584    12.292         140       11.603    12.324         191
2006.........    12.348     13.411            1       12.292    13.377         168       12.324    13.425         174
2007.........    13.411     14.549            1       13.377    14.541         168       13.425    14.608         146
-------------    ------     ------       ------       ------    ------      ------       ------    ------      ------
Janus Aspen Mid-Cap Growth Portfolio
2003.........     N/A         N/A         N/A         10.825    12.411       4,426       11.055    12.419      14,502
2004.........    10.668     12.642            1       12.411    14.737          28       12.419    14.761          57
2005.........    12.642     13.930            2       14.737    16.272          51       14.761    16.314          79
2006.........    13.930     15.525            2       16.272    18.171          46       16.314    18.237          73
2007.........    15.525     18.592            2       18.171    21.804          62       18.237    21.904          60
-------------    ------     ------       ------       ------    ------      ------       ------    ------      ------
Janus Aspen Worldwide Growth Portfolio
2003.........     8.412     10.234        1,162       10.857    12.217       6,805       10.586    12.225       8,229
2004.........    10.234     10.522            2       12.217    12.587          11       12.225    12.607          20
2005.........    10.522     10.926            1       12.587    13.096          10       12.607    13.130          16
2006.........    10.926     12.675            1       13.096    15.223           8       13.130    15.278          16
2007.........    12.675     13.635            1       15.223    16.408           6       15.278    16.484          15
-------------    ------     ------       ------       ------    ------      ------       ------    ------      ------
Lincoln VIP Core Fund(1)
2005.........     N/A         N/A         N/A         10.045    10.257           1        9.977    10.263           2
2006.........     N/A         N/A         N/A         10.257    11.490           5       10.263    11.508           3
-------------    ------     ------       ------       ------    ------      ------       ------    ------      ------
Lincoln VIP Growth Fund(2)
2005.........     N/A         N/A         N/A         10.007    10.831           2       10.012    10.837           5
2006.........     N/A         N/A         N/A         10.831    11.306           1       10.837    11.324           5
-------------    ------     ------       ------       ------    ------      ------       ------    ------      ------
Lincoln VIP Growth Opportunities(3)
2005.........     N/A         N/A         N/A         11.468    11.452           2       11.148    11.459           4
2006.........     N/A         N/A         N/A         11.452    12.404           2       11.459    12.424           5
-------------    ------     ------       ------       ------    ------      ------       ------    ------      ------
Lincoln VIP Money Market Fund
2003.........     9.982      9.919       23,059        9.994     9.931      83,571        9.993     9.937     215,198
2004.........     9.919      9.818           33        9.931     9.849         379        9.937     9.865         864
2005.........     9.818      9.902           39        9.849     9.954         634        9.865     9.980       1,447
2006.........     9.902     10.170           57        9.954    10.244         557        9.980    10.281       1,335
2007.........    10.170     10.474           36       10.244    10.571         815       10.281    10.620       1,568
-------------    ------     ------       ------       ------    ------      ------       ------    ------     -------
Lincoln VIPT Baron Growth Opportunities(4)
2006.........     N/A         N/A         N/A          9.284    10.629           2       10.172    10.636           5
2007.........    11.349     10.800           10       10.629    10.835          33       10.636    10.853          35
-------------    ------     ------       ------       ------    ------      ------       ------    ------     -------

                            with EEB                            with EGMDB                           with GOP
              ------------------------------------ ------------------------------------ ----------------------------------
                Accumulation unit                    Accumulation unit                   Accumulation unit
                      value                                value                               value
              ----------------------   Number of   ----------------------   Number of   --------------------   Number of
               Beginning    End of    accumulation  Beginning    End of    accumulation  Beginning   End of   accumulation
               of period    period       units      of period    period       units      of period   period      units
              ----------- ---------- ------------- ----------- ---------- ------------- ----------- -------- -------------
                   (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Lincoln VIPT Capital Growth
2007.........     N/A         N/A         N/A          9.772     10.714            2        9.772    10.721            4
-------------     --          --          -            -----     ------            -        -----    ------            -
Lincoln VIPT Cohen & Steers Global Real Estate
2007.........     8.693      8.218            8        9.558      8.228           90       10.087     8.233           59
-------------     -----      -----        -----        -----     ------           --       ------    ------           --
Lincoln VIPT Delaware Bond
2003.........     9.965     10.014       52,492       10.166     10.026      498,436       10.107    10.033    1,042,567
2004.........    10.014     10.347          152       10.026     10.381        1,805       10.033    10.398        3,914
2005.........    10.347     10.421          221       10.381     10.475        2,951       10.398    10.503        5,210
2006.........    10.421     10.706          217       10.475     10.784        2,808       10.503    10.823        4,889
2007.........    10.706     11.076          208       10.784     11.178        2,561       10.823    11.230        4,605
-------------    ------     ------       ------       ------     ------      -------       ------    ------    ---------
Lincoln VIPT Delaware Growth and Income
2005.........     N/A         N/A         N/A          N/A         N/A         N/A         10.079    10.382            1
2006.........     N/A         N/A         N/A         10.753     11.462            7       10.382    11.481           18
2007.........     N/A         N/A         N/A         11.462     11.958           51       11.481    11.989           53
-------------    ------     ------       ------       ------     ------      -------       ------    ------    ---------
Lincoln VIPT Delaware Social Awareness
2003.........    11.029     12.260       19,777       10.888     12.275       64,861       10.996    12.282      122,171
2004.........    12.260     13.557           45       12.275     13.601          302       12.282    13.623          607
2005.........    13.557     14.902           59       13.601     14.980          465       13.623    15.020          829
2006.........    14.902     16.421           49       14.980     16.540          399       15.020    16.600          752
2007.........    16.421     16.590           41       16.540     16.744          348       16.600    16.821          669
-------------    ------     ------       ------       ------     ------      -------       ------    ------    ---------
Lincoln VIPT Delaware Special Opportunities
2007.........     N/A         N/A         N/A          9.204      9.151            6        9.800     9.156            5
-------------    ------     ------       ------       ------     ------      -------       ------    ------    ---------
Lincoln VIPT FI Equity-Income
2005.........     N/A         N/A         N/A          9.986     10.484            7       10.035    10.490            3
2006.........     N/A         N/A         N/A         10.484     11.469            6       10.490    11.487            2
2007.........     N/A         N/A         N/A         11.469     11.766            5       11.487    11.797            3
-------------    ------     ------       ------       ------     ------      -------       ------    ------    ---------
Lincoln VIPT Janus Capital Appreciation
2003.........    11.419     12.186           88       10.833     12.203        1,011       10.487    12.211       10,769
2004.........    12.186     12.587            1       12.203     12.630           27       12.211    12.651           60
2005.........    12.587     12.869            5       12.630     12.939           83       12.651    12.974          127
2006.........    12.869     13.849            5       12.939     13.952           79       12.974    14.003          109
2007.........    13.849     16.362            4       13.952     16.517           66       14.003    16.594          102
-------------    ------     ------       ------       ------     ------      -------       ------    ------    ---------
Lincoln VIPT Marsico International Growth
2007.........    11.465     11.146           10        9.717     11.159           36        9.718    11.166           11
-------------    ------     ------       ------       ------     ------      -------       ------    ------    ---------
Lincoln VIPT MFS Value
2007.........     N/A         N/A         N/A          9.709      9.718            3        9.710     9.724            5
-------------    ------     ------       ------       ------     ------      -------       ------    ------    ---------
Lincoln VIPT Mid-Cap Growth
2007.........    10.944     10.836            5        9.906     10.936           11        9.907    10.856            6
-------------    ------     ------       ------       ------     ------      -------       ------    ------    ---------
Lincoln VIPT Mid-Cap Value
2007.........     N/A         N/A         N/A          9.785      8.646            6        9.785     8.651           13
-------------    ------     ------       ------       ------     ------      -------       ------    ------    ---------
Lincoln VIPT Mondrian International Value
2003.........    10.919     13.129       28,404       10.999     13.145      102,569       10.713    13.153      158,565
2004.........    13.129     15.580           55       13.145     15.630          366       13.153    15.655          759
2005.........    15.580     17.203           63       15.630     17.294          592       15.655    17.339        1,123
2006.........    17.203     21.945           57       17.294     22.105          538       17.339    22.185        1,046
2007.........    21.945     24.005           50       22.105     24.228          467       22.185    24.340          935
-------------    ------     ------       ------       ------     ------      -------       ------    ------    ---------
Lincoln VIPT S&P 500 Index
2007.........     N/A         N/A         N/A         11.486     11.379            9       11.508    11.408           32
-------------    ------     ------       ------       ------     ------      -------       ------    ------    ---------
Lincoln VIPT Small Cap Index
2007.........     N/A         N/A         N/A          9.913      9.156           42        9.914     9.161            8
-------------    ------     ------       ------       ------     ------      -------       ------    ------    ---------
Lincoln VIPT T. Rowe Price Growth Stock
2007.........     N/A         N/A         N/A          9.841      9.933            3        9.841     9.939            4
-------------    ------     ------       ------       ------     ------      -------       ------    ------    ---------
Lincoln VIPT T. Rowe Price Structured Mid-Cap Growth
2003.........     N/A         N/A         N/A         11.098     12.336        9,123       10.989    12.343        2,985
2004.........    12.722     13.739           24       12.336     13.784           11       12.343    13.806           12
2005.........    13.739     14.805           24       13.784     14.882           52       13.806    14.921           21
2006.........    14.805     15.873           24       14.882     15.988           49       14.921    16.046           23
2007.........    15.873     17.690           24       15.988     17.854           22       16.046    17.937           26
-------------    ------     ------       ------       ------     ------      -------       ------    ------    ---------

                           with EEB                           with EGMDB                            with GOP
              ---------------------------------- ------------------------------------ ------------------------------------
               Accumulation unit                   Accumulation unit                    Accumulation unit
                     value                               value                                value
              --------------------   Number of   ----------------------   Number of   ----------------------   Number of
               Beginning   End of   accumulation  Beginning    End of    accumulation  Beginning    End of    accumulation
               of period   period      units      of period    period       units      of period    period       units
              ----------- -------- ------------- ----------- ---------- ------------- ----------- ---------- -------------
                   (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Lincoln VIPT Templeton Growth
2007.........     N/A        N/A        N/A          9.811      9.804            2        9.811      9.810            6
-------------     --         ---        ---          -----      -----            -        -----      -----            -
Lincoln VIPT UBS Global Asset Allocation
2003.........     N/A        N/A        N/A         10.332     11.357        7,325       10.406     11.364        7,333
2004.........    11.342    12.637          1*       11.357     12.678           29       11.364     12.699           54
2005.........    12.637    13.242          1*       12.678     13.312           81       12.699     13.347           98
2006.........    13.242    14.878          1*       13.312     14.986           81       13.347     15.041          105
2007.........    14.878    15.529          1*       14.986     15.674           65       15.041     15.746          102
-------------    ------    ------       ----        ------     ------        -----       ------     ------        -----
Lincoln VIPT Value Opportunities
2007.........     N/A        N/A        N/A          N/A         N/A         N/A          N/A         N/A         N/A
-------------    ------    ------       ----        ------     ------        -----       ------     ------        -----
Lincoln VIPT Wilshire 2010 Profile
2007.........     N/A        N/A        N/A          N/A         N/A         N/A          9.883     10.453            3
-------------    ------    ------       ----        ------     ------        -----       ------     ------        -----
Lincoln VIPT Wilshire 2020 Profile
2007.........     N/A        N/A        N/A          N/A         N/A         N/A          N/A         N/A         N/A
-------------    ------    ------       ----        ------     ------        -----       ------     ------        -----
Lincoln VIPT Wilshire 2030 Profile
2007.........     N/A        N/A        N/A          N/A         N/A         N/A          N/A         N/A         N/A
-------------    ------    ------       ----        ------     ------        -----       ------     ------        -----
Lincoln VIPT Wilshire 2040 Profile
2007.........     N/A        N/A        N/A          N/A         N/A         N/A          N/A         N/A         N/A
-------------    ------    ------       ----        ------     ------        -----       ------     ------        -----
Lincoln VIPT Wilshire Aggressive Profile
2005.........    10.000    10.881          1        10.578     10.894            9       10.046     10.900           24
2006.........    10.881    12.443          1        10.894     12.482           42       10.900     12.502          255
2007.........    12.443    13.555          3        12.482     13.625           73       12.502     13.660          285
-------------    ------    ------       ----        ------     ------        -----       ------     ------        -----
Lincoln VIPT Wilshire Conservative Profile
2005.........    10.074    10.252         10        10.154     10.263            1        9.984     10.269          117
2006.........    10.252    10.998          7        10.263     11.033           10       10.269     11.050          131
2007.........    10.998    11.630          5        11.033     11.690           73       11.050     11.720          237
-------------    ------    ------       ----        ------     ------        -----       ------     ------        -----
Lincoln VIPT Wilshire Moderate Profile
2005.........    10.008    10.469         20         9.991     10.481          144        9.994     10.487          134
2006.........    10.469    11.510         29        10.481     11.546          353       10.487     11.564          284
2007.........    11.510    12.340         28        11.546     12.404          333       11.564     12.436          426
-------------    ------    ------       ----        ------     ------        -----       ------     ------        -----
Lincoln VIPT Wilshire Moderately Aggressive Profile
2005.........     N/A        N/A        N/A         10.009     10.658           77       10.349     10.664           77
2006.........     N/A        N/A        N/A         10.658     11.960          183       10.664     11.979          319
2007.........     N/A        N/A        N/A         11.960     12.913          186       11.979     12.946          358
-------------    ------    ------       ----        ------     ------        -----       ------     ------        -----
MFS VIT Core Equity
2003.........     N/A        N/A        N/A         11.081     11.919        2,685       10.621     11.927        3,741
2004.........    10.263    11.315          1*       11.919     13.167           14       11.927     13.189           14
2005.........    11.315    11.293          1        13.167     13.168           29       13.189     13.203           25
2006.........    11.293    12.608          1        13.168     14.730           30       13.203     14.785           22
2007.........    12.608    13.750          1        14.730     16.097           25       14.785     16.172           22
-------------    ------    ------       ----        ------     ------        -----       ------     ------        -----
MFS VIT Emerging Growth Series
2003.........     3.471     4.436      4,182        10.849     11.867        3,364       10.883     11.875        4,904
2004.........     4.436     4.918         11        11.867     13.184           29       11.875     13.205           29
2005.........     4.918     5.269         11        13.184     14.154           37       13.205     14.191           42
2006.........     5.269     5.578          3        14.154     15.012           27       14.191     15.066           38
2007.........     5.578     6.632          3        15.012     17.885           22       15.066     17.967           42
-------------    ------    ------      -----        ------     ------        -----       ------     ------        -----
MFS VIT Total Return Series
2003.........    10.193    11.631      7,381        10.529     11.105      109,436       10.406     11.112      157,682
2004.........    11.631    12.702         18        11.105     12.152          326       11.112     12.171          613
2005.........    12.702    12.819         18        12.152     12.288          612       12.171     12.320          945
2006.........    12.819    14.075         17        12.288     13.519          630       12.320     13.568          986
2007.........    14.075    14.389         14        13.519     13.848          598       13.568     13.913          892
-------------    ------    ------      -----        ------     ------      -------       ------     ------      -------
MFS VIT Utilities Series
2003.........     5.579     7.439      3,430        10.752     11.943       13,977       10.744     11.950       17,245
2004.........     7.439     9.502         14        11.943     15.284           62       11.950     15.309          125
2005.........     9.502    10.895         23        15.284     17.560          144       15.309     17.606          280
2006.........    10.895    14.035         28        17.560     22.666          138       17.606     22.748          285
2007.........    14.035    17.610         25        22.666     28.496          174       22.748     28.628          304
-------------    ------    ------      -----        ------     ------      -------       ------     ------      -------

                           with EEB                          with EGMDB                          with GOP
              ---------------------------------- ---------------------------------- ----------------------------------
               Accumulation unit                  Accumulation unit                  Accumulation unit
                     value                              value                              value
              --------------------   Number of   --------------------   Number of   --------------------   Number of
               Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
               of period   period      units      of period   period      units      of period   period      units
              ----------- -------- ------------- ----------- -------- ------------- ----------- -------- -------------
                 (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Neuberger Berman AMT Mid-Cap Growth Portfolio
2003.........     8.343   10.510        5,575      10.964    12.155       23,891      10.536    12.163       48,850
2004.........    10.510   12.024           18      12.155    13.934          105      12.163    13.956          189
2005.........    12.024   13.453           19      13.934    15.620          169      13.956    15.661          304
2006.........    13.453   15.177           19      15.620    17.658          163      15.661    17.722          299
2007.........    15.177   18.292           17      17.658    21.324          146      17.722    21.423          295
-------------    ------   ------        -----      ------    ------       ------      ------    ------       ------
Neuberger Berman AMT Regency Portfolio
2003.........     9.809   13.107       11,037      10.792    12.815       56,235      10.580    12.823      105,781
2004.........    13.107   15.776           19      12.815    15.455          226      12.823    15.480          521
2005.........    15.776   17.380           29      15.455    17.060          376      15.480    17.105          799
2006.........    17.380   19.005           26      17.060    18.692          352      17.105    18.760          732
2007.........    19.005   19.311           23      18.692    19.032          323      18.760    19.120          601
-------------    ------   ------       ------      ------    ------       ------      ------    ------      -------
Putnam VT Growth and Income Fund
2003.........     N/A       N/A         N/A        10.904    12.152        1,467      10.901    12.160           65
2004.........    10.844   11.851            1      12.152    13.308            2      12.160    13.333            1*
2005.........    11.851   12.267            1      13.308    13.802            2      13.333    13.842            4
2006.........    12.267   13.986            1*     13.802    15.768            3      13.842    15.829            4
2007.........     N/A       N/A         N/A        15.768    14.602            2      15.829    14.673            1*
-------------    ------   ------       ------      ------    ------       ------      ------    ------      -------
Putnam VT Health Sciences Fund
2003.........     N/A       N/A         N/A        10.568    10.993        5,923      10.626    11.000       18,836
2004.........     N/A       N/A         N/A        10.993    11.607            6      11.000    11.625           45
2005.........     N/A       N/A         N/A        11.607    12.949            6      11.625    12.983           37
2006.........     N/A       N/A         N/A        12.949    13.119            7      12.983    13.167           24
2007.........     N/A       N/A         N/A        13.119    12.853            5      13.167    12.912            9
-------------    ------   ------       ------      ------    ------       ------      ------    ------      -------


*  All numbers less than 500 were rounded up to one.


(1) Effective April 30, 2007, the Lincoln Core Fund was reorganized into the LVIP S&P 500 Index Fund, a series of Lincoln Variable Insurance Products Trust.

(2) Effective April 30, 2007, the Lincoln Growth Fund, was reorganized into the LVIP Janus Capital Appreciation Fund, a series of Lincoln Variable Insurance Products Trust.

(3) Effective June 11, 2007, the Lincoln Growth Opportunities Fund was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust.

(4)Effective June 5, 2007, the Baron Capital Asset Fund, a series of Baron Capital Funds Trust, was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Baron Capital Asset Fund.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Appendix B - Condensed Financial Information

Accumulation Unit Values

The following information relates to accumulation unit values and number of accumulation units for contracts purchased after June 5, 2005 (or later in those states that have not approved the contract changes) for funds available in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.




                    with EEB                          with EGMDB
       ---------------------------------- ----------------------------------
        Accumulation unit                  Accumulation unit
              value                              value
       --------------------   Number of   --------------------   Number of
        Beginning   End of   accumulation  Beginning   End of   accumulation
        of period   period      units      of period   period      units
       ----------- -------- ------------- ----------- -------- -------------
       (Accumulation unit value in dollars and Number of accumulation units
                                   in thousands)
AllianceBernstein VPS Global Technology
2005..     4.058     4.133         3         10.810    11.032          6
2006..     N/A       4.402        13         11.032    11.773         17
2007..     4.402     5.187        33         11.773    13.898         66
----       -----     -----        --         ------    ------         --
AllianceBernstein VPS Growth and Income
2005..    11.173    11.483         2         12.354    12.723         85
2006..    11.483    13.201        26         12.723    14.655        213
2007..    13.201    13.603        26         14.655    15.130        275
----      ------    ------        --         ------    ------        ---
AllianceBernstein VPS International Value
2006..    10.249    11.836         3         10.038    11.850         94
2007..    11.836    12.279        37         11.850    12.318        461
----      ------    ------        --         ------    ------        ---
AllianceBernstein VPS Small/Mid Cap Value
2005..    17.694    18.540         1         17.811    18.700         47
2006..    18.540    20.806         8         18.700    21.027        179
2007..    20.806    20.758        16         21.027    21.020        215
----      ------    ------        --         ------    ------        ---
American Century Investments VP Inflation Protection Fund
2005..    10.398    10.377         3         10.410    10.410         72
2006..    10.377    10.357        63         10.410    10.411        217
2007..    10.357    11.145        45         10.411    11.226        251
----      ------    ------        --         ------    ------        ---
American Funds Global Growth Fund
2005..    11.039    12.621         3         11.273    12.662        184
2006..    12.621    14.935        39         12.662    15.014        572
2007..    14.935    16.856        53         15.014    16.978      1,125
----      ------    ------        --         ------    ------      -----
American Funds Global Small Capitalization Fund
2005..    10.059    12.390         7         17.937    22.139         42
2006..    12.390    15.104        28         22.139    27.042        220
2007..    15.104    18.022        38         27.042    32.332        448
----      ------    ------        --         ------    ------      -----
American Funds Growth Fund
2005..     7.958     9.087        51         13.673    15.643        775
2006..     9.087     9.841       162         15.643    16.976      2,101
2007..     9.841    10.865       243         16.976    18.779      3,402
----      ------    ------       ---         ------    ------      -----
American Funds Growth-Income Fund
2005..    11.906    12.382        53         12.897    13.439        943
2006..    12.382    14.017       188         13.439    15.244      2,618
2007..    14.017    14.469       206         15.244    15.767      4,316
----      ------    ------       ---         ------    ------      -----
American Funds International Fund
2005..     8.009     9.563        12         14.186    16.972        250
2006..     9.563    11.180        75         16.972    19.882        788
2007..    11.180    13.186       109         19.882    23.496      1,400
----      ------    ------       ---         ------    ------      -----
Delaware VIP Capital Reserves
2005..     9.906     9.916        20          9.971     9.927          2
2006..     9.916    10.166         2          9.927    10.197         46
2007..    10.166    10.412         4         10.197    10.466         79
----      ------    ------       ---         ------    ------      -----
Delaware VIP Diversified Income Series
2005..    10.865    10.614         8         10.878    10.648        183
2006..    10.614    11.219        26         10.648    11.277        502
2007..    11.219    11.842        42         11.277    11.927        834
----      ------    ------       ---         ------    ------      -----



                    with GOP                        Acct Value DB
       ---------------------------------- ----------------------------------
        Accumulation unit                  Accumulation unit
              value                              value
       --------------------   Number of   --------------------   Number of
        Beginning   End of   accumulation  Beginning   End of   accumulation
        of period   period      units      of period   period      units
       ----------- -------- ------------- ----------- -------- -------------
       (Accumulation unit value in dollars and Number of accumulation units
                                   in thousands)
AllianceBernstein VPS Global Technology
2005..    10.070    10.714         11        10.199    10.718         2
2006..    10.714    11.462         39        10.718    11.472         8
2007..    11.462    13.440        127        11.472    13.459        25
----      ------    ------        ---        ------    ------        --
AllianceBernstein VPS Growth and Income
2005..    10.005    10.346        225        10.032    10.349         7
2006..    10.346    11.946        554        10.349    11.956        56
2007..    11.946    12.365        873        11.956    12.381        88
----      ------    ------        ---        ------    ------        --
AllianceBernstein VPS International Value
2006..     9.565    11.868        301        10.302    11.871        14
2007..    11.868    12.367      1,310        11.871    12.382       105
----      ------    ------      -----        ------    ------       ---
AllianceBernstein VPS Small/Mid Cap Value
2005..    10.090    10.657        140        10.803    10.657        17
2006..    10.657    12.013        439        10.657    12.020        50
2007..    12.013    12.038        921        12.020    12.050       114
----      ------    ------      -----        ------    ------       ---
American Century Investments VP Inflation Protection Fund
2005..     9.944     9.898        408         9.985     9.901        33
2006..     9.898     9.924      1,061         9.901     9.932        61
2007..     9.924    10.728      1,373         9.932    10.741        75
----      ------    ------      -----        ------    ------       ---
American Funds Global Growth Fund
2005..    10.027    11.429        204        10.240    11.433        19
2006..    11.429    13.586        915        11.433    13.598        94
2007..    13.586    15.402      1,830        13.598    15.423       189
----      ------    ------      -----        ------    ------       ---
American Funds Global Small Capitalization Fund
2005..    10.027    12.033        182        10.451    12.036        14
2006..    12.033    14.734        978        12.036    14.746        90
2007..    14.734    17.660      1,656        14.746    17.683       139
----      ------    ------      -----        ------    ------       ---
American Funds Growth Fund
2005..    10.049    11.245      1,600        10.049    11.248       135
2006..    11.245    12.234      5,589        11.248    12.244       564
2007..    12.234    13.567      9,468        12.244    13.585       907
----      ------    ------      -----        ------    ------       ---
American Funds Growth-Income Fund
2005..    10.011    10.583      1,833        10.029    10.586       154
2006..    10.583    12.035      5,841        10.586    12.044       670
2007..    12.035    12.478      9,421        12.044    12.494       953
----      ------    ------      -----        ------    ------       ---
American Funds International Fund
2005..    10.025    12.045        629        10.005    12.049        22
2006..    12.045    14.146      2,709        12.049    14.157       219
2007..    14.146    16.760      4,640        14.157    16.781       380
----      ------    ------      -----        ------    ------       ---
Delaware VIP Capital Reserves
2005..    10.015     9.940         33         9.908     9.944         1
2006..     9.940    10.237        195         9.944    10.246        21
2007..    10.237    10.532        218        10.246    10.547        84
----      ------    ------      -----        ------    ------       ---
Delaware VIP Diversified Income Series
2005..     9.933     9.841        442         9.947     9.843         9
2006..     9.841    10.449      1,429         9.843    10.457        75
2007..    10.449    11.079      2,952        10.457    11.092       223
----      ------    ------      -----        ------    ------       ---

                    with EEB                          with EGMDB
       ---------------------------------- ----------------------------------
        Accumulation unit                  Accumulation unit
              value                              value
       --------------------   Number of   --------------------   Number of
        Beginning   End of   accumulation  Beginning   End of   accumulation
        of period   period      units      of period   period      units
       ----------- -------- ------------- ----------- -------- -------------
       (Accumulation unit value in dollars and Number of accumulation units
                                   in thousands)
Delaware VIP Emerging Markets Series(4)
2005..    11.029    12.027        10        10.037    12.040          71
2006..    12.027    14.987        21        12.040    15.034         297
2007..    14.987    20.398        34        15.034    20.503         455
----      ------    ------        --        ------    ------         ---
Delaware VIP High Yield Series
2005..    11.899    12.083         9        14.675    14.932          54
2006..    12.083    13.321        20        14.932    16.495         186
2007..    13.321    13.424        32        16.495    16.655         305
----      ------    ------        --        ------    ------         ---
Delaware VIP REIT Series
2005..    19.839    20.832         1        18.704    19.679          64
2006..    20.832    27.088         5        19.679    25.640         181
2007..    27.088    22.844         8        25.640    21.666         197
----      ------    ------        --        ------    ------         ---
Delaware VIP Small Cap Value Series
2005..    19.944    21.390         9        18.229    19.590         106
2006..    21.390    24.358        22        19.590    22.353         387
2007..    24.358    22.299        30        22.353    20.504         594
----      ------    ------        --        ------    ------         ---
Delaware VIP Trend Series
2005..     7.401     7.681         1*       14.780    15.370          37
2006..     7.681     8.101        14        15.370    16.244         117
2007..     8.101     8.793        14        16.244    17.666         112
----      ------    ------        --        ------    ------         ---
Delaware VIP US Growth Series
2006..    10.937    11.194         2        10.443    11.313           6
2007..    11.194    12.360         2        11.313    12.517          12
----      ------    ------        --        ------    ------         ---
Delaware VIP Value Series
2005..    12.320    12.808         7        12.631    13.157          29
2006..    12.808    15.580        14        13.157    16.037         151
2007..    15.580    14.851        17        16.037    15.317         298
----      ------    ------        --        ------    ------         ---
DWS VIP Equity 500 Index
2005..    10.190    10.401         7        13.074    13.442          44
2006..    10.401    11.779        10        13.442    15.252          78
2007..    11.779    12.157        12        15.252    15.774          85
----      ------    ------        --        ------    ------         ---
DWS VIP Small Cap Index
2005..    10.918    10.761         1        10.103    10.773          54
2006..    10.761    12.392         1        10.773    12.431         146
2007..    12.392    11.914         1        12.431    11.975         161
----      ------    ------        --        ------    ------         ---
Fidelity VIP Contrafund Portfolio
2005..    13.849    15.876        24        13.937    16.008         384
2006..    15.876    17.384        51        16.008    17.564       1,124
2007..    17.384    20.038        94        17.564    20.286       1,595
----      ------    ------        --        ------    ------       -----
Fidelity VIP Growth Portfolio
2005..     6.096     6.320         8        10.711    11.126          24
2006..     6.320     6.619        23        11.126    11.675          77
2007..     6.619     8.238        23        11.675    14.560         196
----      ------    ------        --        ------    ------       -----
Fidelity VIP Mid Cap
2005..    10.991    11.558         3        10.182    11.571         147
2006..    11.558    12.766        24        11.571    12.806         531
2007..    12.766    14.468        44        12.806    14.543         886
----      ------    ------        --        ------    ------       -----
Fidelity VIP Overseas Portfolio
2005..     8.147     9.510         7        13.419    15.695          15
2006..     9.510    11.005        14        15.695    18.200          65
2007..    11.005    12.659        25        18.200    20.976         106
----      ------    ------        --        ------    ------       -----
FTVIPT Franklin Income Securities
2006..     9.986    11.215        27        10.004    11.229         288
2007..    11.215    11.435       103        11.229    11.471       1,209
----      ------    ------       ---        ------    ------       -----
FTVIPT Franklin Small-Mid Cap Growth Securities Fund
2005..     6.930     7.136         2        12.811    13.218          19
2006..     7.136     7.622        17        13.218    14.146          94
2007..     7.622     8.331        40        14.146    15.494         166
----      ------    ------       ---        ------    ------       -----



                    with GOP                        Acct Value DB
       ---------------------------------- ----------------------------------
        Accumulation unit                  Accumulation unit
              value                              value
       --------------------   Number of   --------------------   Number of
        Beginning   End of   accumulation  Beginning   End of   accumulation
        of period   period      units      of period   period      units
       ----------- -------- ------------- ----------- -------- -------------
       (Accumulation unit value in dollars and Number of accumulation units
                                   in thousands)
Delaware VIP Emerging Markets Series(4)
2005..    10.038   12.058         294        10.130   12.061         19
2006..    12.058   15.093         818        12.061   15.105         55
2007..    15.093   20.635       1,329        15.105   20.662         93
----      ------   ------       -----        ------   ------         --
Delaware VIP High Yield Series
2005..     9.981   10.256         236         9.981   10.259         10
2006..    10.256   11.358         778        10.259   11.367         95
2007..    11.358   11.497       1,433        11.367   11.511         89
----      ------   ------       -----        ------   ------         --
Delaware VIP REIT Series
2005..    10.143   10.427         285        10.973   10.430         27
2006..    10.427   13.619       1,108        10.430   13.630        102
2007..    13.619   11.537       1,174        13.630   11.552        106
----      ------   ------       -----        ------   ------        ---
Delaware VIP Small Cap Value Series
2005..    10.034   10.789         447        10.302   10.792         45
2006..    10.789   12.342       1,589        10.792   12.351        178
2007..    12.342   11.349       2,599        12.351   11.364        243
----      ------   ------       -----        ------   ------        ---
Delaware VIP Trend Series
2005..    10.092   11.260         133        10.742   11.263          5
2006..    11.260   11.930         398        11.263   11.939         19
2007..    11.930   13.007         493        11.939   13.024         35
----      ------   ------       -----        ------   ------        ---
Delaware VIP US Growth Series
2006..    12.117   13.287          20         9.929   10.508          3
2007..    13.287   14.738          63        10.508   11.661          4
----      ------   ------       -----        ------   ------        ---
Delaware VIP Value Series
2005..    10.230   10.375         238         9.999   10.378         10
2006..    10.375   12.677         954        10.378   12.687         54
2007..    12.677   12.139       1,404        12.687   12.154        144
----      ------   ------       -----        ------   ------        ---
DWS VIP Equity 500 Index
2005..    10.077   10.428         136        10.203   10.431          4
2006..    10.428   11.862         299        10.431   11.871         12
2007..    11.862   12.298         415        11.871   12.314         36
----      ------   ------       -----        ------   ------        ---
DWS VIP Small Cap Index
2005..    10.343   10.788          75        10.151   10.791          5
2006..    10.788   12.480         272        10.791   12.489         17
2007..    12.480   12.052         380        12.489   12.068         21
----      ------   ------       -----        ------   ------        ---
Fidelity VIP Contrafund Portfolio
2005..    10.045   11.254         824        10.161   11.257         96
2006..    11.254   12.378       3,150        11.257   12.388        318
2007..    12.378   14.332       5,254        12.388   14.351        478
----      ------   ------       -----        ------   ------        ---
Fidelity VIP Growth Portfolio
2005..     9.982   10.639          78        10.025   10.642          7
2006..    10.639   11.192         160        10.642   11.200         10
2007..    11.192   13.992         405        11.200   14.010         29
----      ------   ------       -----        ------   ------        ---
Fidelity VIP Mid Cap
2005..    10.145   11.587         223        10.340   11.592         46
2006..    11.587   12.856       1,179        11.592   12.868        109
2007..    12.856   14.637       2,162        12.868   14.657        221
----      ------   ------       -----        ------   ------        ---
Fidelity VIP Overseas Portfolio
2005..    10.004   12.006         131        10.034   12.009         10
2006..    12.006   13.957         307        12.009   13.968         21
2007..    13.957   16.126         496        13.968   16.147         43
----      ------   ------       -----        ------   ------        ---
FTVIPT Franklin Income Securities
2006..    10.184   11.246         699        10.184   11.249         57
2007..    11.246   11.518       3,478        11.249   11.527        300
----      ------   ------       -----        ------   ------        ---
FTVIPT Franklin Small-Mid Cap Growth Securities Fund
2005..    10.068   10.960          61        10.413   10.963         13
2006..    10.960   11.759         269        10.963   11.768         26
2007..    11.759   12.912         518        11.768   12.928         42
----      ------   ------       -----        ------   ------        ---

                    with EEB                          with EGMDB
       ---------------------------------- ----------------------------------
        Accumulation unit                  Accumulation unit
              value                              value
       --------------------   Number of   --------------------   Number of
        Beginning   End of   accumulation  Beginning   End of   accumulation
        of period   period      units      of period   period      units
       ----------- -------- ------------- ----------- -------- -------------
       (Accumulation unit value in dollars and Number of accumulation units
                                   in thousands)
FTVIPT Mutual Shares Securities
2006..     9.896    11.260        26          9.923    11.274        169
2007..    11.260    11.450        70         11.274    11.486        835
----      ------    ------        --         ------    ------        ---
FTVIPT Templeton Global Income Securities
2005..     9.886     9.867         1          9.763     9.879         40
2006..     9.867    10.934        15          9.879    10.969        242
2007..    10.934    11.927        29         10.969    11.988        646
----      ------    ------        --         ------    ------        ---
FTVIPT Templeton Growth Securities Fund
2005..    11.728    12.547         2         13.332    14.290         72
2006..    12.547    15.018         6         14.290    17.139        300
2007..    15.018    15.104        11         17.139    17.271        404
----      ------    ------        --         ------    ------        ---
Lincoln VIP Core Fund(1)
2005..    10.030    10.239         7         10.077    10.251          2
2006..    10.239    11.436         7         10.251    11.472         16
----      ------    ------        --         ------    ------        ---
Lincoln VIP Growth Fund(2)
2005..     N/A        N/A        N/A         10.198    10.825          2
2006..    11.314    11.253         1         10.825    11.288         13
----      ------    ------       ---         ------    ------        ---
Lincoln VIP Growth Opportunities(3)
2005..     N/A        N/A        N/A         11.161    11.446          5
2006..    13.112    12.346         1         11.446    12.385         21
----      ------    ------       ---         ------    ------        ---
Lincoln VIP Money Market Fund
2005..    10.011    10.067        15         10.002    10.080         44
2006..    10.067    10.329        51         10.080    10.363        485
2007..    10.329    10.628        47         10.363    10.684        824
----      ------    ------       ---         ------    ------        ---
Lincoln VIPT Baron Growth Opportunities(4)
2006..     9.251    10.610         1          9.950    10.623         18
2007..    10.610    10.782         4         10.623    10.817        135
----      ------    ------       ---         ------    ------        ---
Lincoln VIPT Capital Growth
2007..     N/A        N/A        N/A         10.097    10.708          9
----      ------    ------       ---         ------    ------        ---
Lincoln VIPT Cohen & Steers Global Real Estate
2007..     9.237     8.213        18         10.062     8.223        126
----      ------    ------       ---         ------    ------        ---
Lincoln VIPT Delaware Bond
2005..     9.830     9.875        17          9.948     9.886        405
2006..     9.875    10.135        75          9.886    10.167      1,071
2007..    10.135    10.475       109         10.167    10.529      1,543
----      ------    ------       ---         ------    ------      -----
Lincoln VIPT Delaware Growth and Income
2005..     N/A        N/A        N/A         10.305    10.370         29
2006..     N/A        N/A        N/A         10.370    11.444         74
2007..    12.084    11.867         1         11.444    11.928        119
----      ------    ------       ---         ------    ------      -----
Lincoln VIPT Delaware Social Awareness
2005..     N/A        N/A        N/A         10.120    10.773         81
2006..    10.496    11.845         1         10.773    11.883        138
2007..    11.845    11.955         2         11.883    12.017        172
----      ------    ------       ---         ------    ------      -----
Lincoln VIPT Delaware Special Opportunities
2007..     9.215     9.134         9          9.919     9.145         18
----      ------    ------       ---         ------    ------      -----
Lincoln VIPT FI Equity-Income
2005..    10.277    10.466         3         10.009    10.478         18
2006..    10.466    11.415         7         10.478    11.451         96
2007..    11.415    11.676         8         11.451    11.736        124
----      ------    ------       ---         ------    ------      -----
Lincoln VIPT Janus Capital Appreciation
2005..    12.363    12.838         6          9.914    10.468         13
2006..    12.838    13.802         1         10.468    11.276         19
2007..    13.802    16.290         3         11.276    13.335         72
----      ------    ------       ---         ------    ------      -----
Lincoln VIPT Marsico International Growth
2007..    10.340    11.139         8          9.731    11.153         52
----      ------    ------       ---         ------    ------      -----
Lincoln VIPT MFS Value
2007..     9.906     9.701         1          9.935     9.713         38
----      ------    ------       ---         ------    ------      -----



                    with GOP                        Acct Value DB
       ---------------------------------- ----------------------------------
        Accumulation unit                  Accumulation unit
              value                              value
       --------------------   Number of   --------------------   Number of
        Beginning   End of   accumulation  Beginning   End of   accumulation
        of period   period      units      of period   period      units
       ----------- -------- ------------- ----------- -------- -------------
       (Accumulation unit value in dollars and Number of accumulation units
                                   in thousands)
FTVIPT Mutual Shares Securities
2006..    10.234    11.291        505        10.234    11.294        56
2007..    11.291    11.532      2,431        11.294    11.542       194
----      ------    ------      -----        ------    ------       ---
FTVIPT Templeton Global Income Securities
2005..     9.912     9.893         93         9.760     9.895        12
2006..     9.893    11.012        553         9.895    11.020        59
2007..    11.012    12.066      1,560        11.020    12.081       179
----      ------    ------      -----        ------    ------       ---
FTVIPT Templeton Growth Securities Fund
2005..     9.991    10.840        145        10.172    10.843        43
2006..    10.840    13.033        736        10.843    13.044        98
2007..    13.033    13.167      1,032        13.044    13.184       134
----      ------    ------      -----        ------    ------       ---
Lincoln VIP Core Fund(1)
2005..    10.149    10.266          4        10.137    10.269         1
2006..    10.266    11.517         30        10.269    11.526         2
----      ------    ------      -----        ------    ------       ---
Lincoln VIP Growth Fund(2)
2005..    10.124    10.840         17        10.230    10.843         1
2006..    10.840    11.333        100        10.843    11.342        11
----      ------    ------      -----        ------    ------       ---
Lincoln VIP Growth Opportunities(3)
2005..    10.243    11.462         11        10.790    11.465         1
2006..    11.462    12.434         46        11.465    12.443         5
----      ------    ------      -----        ------    ------       ---
Lincoln VIP Money Market Fund
2005..    10.002    10.094        454        10.020    10.097        13
2006..    10.094    10.404        672        10.097    10.412       130
2007..    10.404    10.753      1,522        10.412    10.767       244
----      ------    ------      -----        ------    ------       ---
Lincoln VIPT Baron Growth Opportunities(4)
2006..     9.643    10.639         88         9.134    10.642        17
2007..    10.639    10.861        465        10.642    10.869        63
----      ------    ------      -----        ------    ------       ---
Lincol
VIPT
Capita
Growth
2007..     9.965    10.724         30        10.245    10.730         1*
----      ------    ------      -----        ------    ------       ---
Lincol
VIPT
Cohen
&
Steers
Global
Real
Estate
2007..     9.955     8.236        489         9.552     8.239        49
----      ------    ------      -----        ------    ------       ---
Lincoln VIPT Delaware Bond
2005..     9.988     9.900      1,116         9.988     9.903        57
2006..     9.900    10.207      3,117         9.903    10.216       292
2007..    10.207    10.596      4,751        10.216    10.610       397
----      ------    ------      -----        ------    ------       ---
Lincoln VIPT Delaware Growth and Income
2005..    10.287    10.385         34        10.155    10.388         2
2006..    10.385    11.489        156        10.388    11.498        31
2007..    11.489    12.005        350        11.498    12.020        55
----      ------    ------      -----        ------    ------       ---
Lincoln VIPT Delaware Social Awareness
2005..     9.999    10.788        120        10.044    10.791         7
2006..    10.788    11.929        226        10.791    11.939        19
2007..    11.929    12.094        322        11.939    12.110        29
----      ------    ------      -----        ------    ------       ---
Lincol
VIPT
Delawa
Specia
Opport
2007..    10.023     9.159         62        10.137     9.162         2
----      ------    ------      -----        ------    ------       ---
Lincoln VIPT FI Equity-Income
2005..    10.040    10.493         66        10.075    10.496        16
2006..    10.493    11.496        194        10.496    11.505        37
2007..    11.496    11.812        318        11.505    11.827        64
----      ------    ------      -----        ------    ------       ---
Lincoln VIPT Janus Capital Appreciation
2005..     9.958    10.482         34        10.004    10.486         3
2006..    10.482    11.320         52        10.486    11.329         7
2007..    11.320    13.421        243        11.329    13.439        10
----      ------    ------      -----        ------    ------       ---
Lincol
VIPT
Marsic
Intern
Growth
2007..    10.038    11.170        210        10.343    11.173        10
----      ------    ------      -----        ------    ------       ---
Lincol
VIPT
MFS
Value
2007..     9.710     9.727         93         9.920     9.731         7
----      ------    ------      -----        ------    ------       ---

                    with EEB                          with EGMDB
       ---------------------------------- ----------------------------------
        Accumulation unit                  Accumulation unit
              value                              value
       --------------------   Number of   --------------------   Number of
        Beginning   End of   accumulation  Beginning   End of   accumulation
        of period   period      units      of period   period      units
       ----------- -------- ------------- ----------- -------- -------------
       (Accumulation unit value in dollars and Number of accumulation units
                                   in thousands)
Lincoln VIPT Mid-Cap Growth
2007..    10.148    10.939         1*        10.092    10.843         65
----      ------    ------         -         ------    ------         --
Lincoln VIPT Mid-Cap Value
2007..     9.607     8.630         6          9.870     8.641         61
----      ------    ------         -         ------    ------         --
Lincoln VIPT Mondrian International Value
2005..    10.755    11.091        13         10.086    11.103         72
2006..    11.091    14.134        16         11.103    14.178        265
2007..    14.134    15.445        16         14.178    15.524        307
----      ------    ------        --         ------    ------        ---
Lincoln VIPT S&P 500 Index
2007..    11.421    11.292         7         11.464    11.350         48
----      ------    ------        --         ------    ------        ---
Lincoln VIPT Small Cap Index
2007..     9.535     9.139         3         10.169     9.150         13
----      ------    ------        --         ------    ------        ---
Lincoln VIPT T. Rowe Price Growth Stock
2007..    10.112     9.914         1*         9.980     9.927         26
----      ------    ------        --         ------    ------        ---
Lincoln VIPT T. Rowe Price Structured Mid-Cap Growth
2005..     N/A        N/A        N/A         10.362    10.985         67
2006..    15.536    15.816         1         10.985    11.789        103
2007..    15.816    17.608         1         11.789    13.152        127
----      ------    ------       ---         ------    ------        ---
Lincoln VIPT Templeton Growth
2007..     9.801     9.786         4          9.902     9.798        199
----      ------    ------       ---         ------    ------        ---
Lincoln VIPT UBS Global Asset Allocation
2005..     N/A        N/A        N/A         10.226    10.584         12
2006..    13.465    14.825        13         10.584    11.904         67
2007..    14.825    15.458        12         11.904    12.437        187
----      ------    ------       ---         ------    ------        ---
Lincoln VIPT Value Opportunities
2007..     N/A        N/A        N/A         10.206     9.361          5
----      ------    ------       ---         ------    ------        ---
Lincoln VIPT Wilshire 2010 Profile
2007..     N/A        N/A        N/A          N/A        N/A        N/A
----      ------    ------       ---         ------    ------       ----
Lincoln VIPT Wilshire 2020 Profile
2007..     N/A        N/A        N/A          N/A        N/A        N/A
----      ------    ------       ---         ------    ------       ----
Lincoln VIPT Wilshire 2030 Profile
2007..     N/A        N/A        N/A         10.599    10.393          2
----      ------    ------       ---         ------    ------       ----
Lincoln VIPT Wilshire 2040 Profile
2007..     N/A        N/A        N/A          N/A        N/A        N/A
----      ------    ------       ---         ------    ------       ----
Lincoln VIPT Wilshire Aggressive Profile
2005..    10.569    10.875        19         10.155    10.888         94
2006..    10.875    12.424        39         10.888    12.463        137
2007..    12.424    13.520        47         12.463    13.590        323
----      ------    ------       ---         ------    ------       ----
Lincoln VIPT Wilshire Conservative Profile
2005..     N/A        N/A        N/A         10.012    10.257        136
2006..    10.452    10.981        26         10.257    11.015        294
2007..    10.981    11.600        37         11.015    11.660        464
----      ------    ------       ---         ------    ------       ----
Lincoln VIPT Wilshire Moderate Profile
2005..    10.225    10.463         7         10.000    10.475        605
2006..    10.463    11.492        26         10.475    11.528      1,315
2007..    11.492    12.308        79         11.528    12.372      1,926
----      ------    ------       ---         ------    ------      -----
Lincoln VIPT Wilshire Moderately Aggressive Profile
2005..    10.484    10.640         9         10.122    10.652        287
2006..    10.640    11.904        99         10.652    11.941      1,404
2007..    11.904    12.814       222         11.941    12.880      1,973
----      ------    ------       ---         ------    ------      -----
MFS VIT Total Return Series
2005..    12.647    12.751         6         12.384    12.510        183
2006..    12.751    13.986        29         12.510    13.750        556
2007..    13.986    14.284        32         13.750    14.071        790
----      ------    ------       ---         ------    ------      -----



                    with GOP                        Acct Value DB
       ---------------------------------- ----------------------------------
        Accumulation unit                  Accumulation unit
              value                              value
       --------------------   Number of   --------------------   Number of
        Beginning   End of   accumulation  Beginning   End of   accumulation
        of period   period      units      of period   period      units
       ----------- -------- ------------- ----------- -------- -------------
       (Accumulation unit value in dollars and Number of accumulation units
                                   in thousands)
Lincol
VIPT
Mid-Ca
Growth
2007..    10.218    10.969        112        10.613    10.973        14
----      ------    ------        ---        ------    ------        --
Lincol
VIPT
Mid-Ca
Value
2007..    10.085     8.654        163         9.998     8.657        13
----      ------    ------        ---        ------    ------        --
Lincoln VIPT Mondrian International Value
2005..    10.031    11.119        352        10.032    11.123        19
2006..    11.119    14.234        909        11.123    14.245        95
2007..    14.234    15.624      1,172        14.245    15.645       118
----      ------    ------      -----        ------    ------       ---
Lincol
VIPT
S&P
500
Index
2007..    11.519    11.426        202        11.530    11.438        51
----      ------    ------      -----        ------    ------       ---
Lincol
VIPT
Small
Cap
Index
2007..     9.914     9.164        138         9.193     9.167        32
----      ------    ------      -----        ------    ------       ---
Lincol
VIPT
T.
Rowe
Price
Growth
Stock
2007..     9.964     9.942         62        10.206     9.945        11
----      ------    ------      -----        ------    ------       ---
Lincoln VIPT T. Rowe Price Structured Mid-Cap Growth
2005..    10.386    11.000         18        10.473    11.004         1*
2006..    11.000    11.836         76        11.004    11.845         8
2007..    11.836    13.236        137        11.845    13.254        10
----      ------    ------      -----        ------    ------       ---
Lincol
VIPT
Temple
Growth
2007..    10.006     9.813        797         9.974     9.816        41
----      ------    ------      -----        ------    ------       ---
Lincoln VIPT UBS Global Asset Allocation
2005..     9.983    10.599         59         N/A        N/A        N/A
2006..    10.599    11.951        185        10.915    11.960       125
2007..    11.951    12.517        339        11.960    12.533        80
----      ------    ------      -----        ------    ------       ---
Lincol
VIPT
Value
Opport
2007..    10.083     9.375         13         N/A        N/A        N/A
----      ------    ------      -----        ------    ------       ---
Lincol
VIPT
Wilshi
2010
Profil
2007..     9.918    10.457          7         N/A        N/A        N/A
----      ------    ------      -----        ------    ------       ---
Lincol
VIPT
Wilshi
2020
Profil
2007..    10.016    10.302         91        10.279    10.306         1*
----      ------    ------      -----        ------    ------       ---
Lincol
VIPT
Wilshi
2030
Profil
2007..    10.279    10.409         31         N/A        N/A        N/A
----      ------    ------      -----        ------    ------       ---
Lincol
VIPT
Wilshi
2040
Profil
2007..    10.188    10.234          2         N/A        N/A        N/A
----      ------    ------      -----        ------    ------       ---
Lincoln VIPT Wilshire Aggressive Profile
2005..    10.294    10.903         82        10.114    10.906        14
2006..    10.903    12.512        458        10.906    12.522        65
2007..    12.512    13.677        898        12.522    13.695        82
----      ------    ------      -----        ------    ------       ---
Lincoln VIPT Wilshire Conservative Profile
2005..    10.030    10.272        412        10.163    10.275         1
2006..    10.272    11.059        655        10.275    11.067        37
2007..    11.059    11.735      1,251        11.067    11.750        58
----      ------    ------      -----        ------    ------       ---
Lincoln VIPT Wilshire Moderate Profile
2005..     9.991    10.490        899        10.346    10.493       205
2006..    10.490    11.573      3,142        10.493    11.582       342
2007..    11.573    12.452      6,102        11.582    12.468       521
----      ------    ------      -----        ------    ------       ---
Lincoln VIPT Wilshire Moderately Aggressive Profile
2005..     9.989    10.667        390        10.394    10.671        78
2006..    10.667    11.988      2,369        10.671    11.998       191
2007..    11.988    12.963      4,640        11.998    12.979       426
----      ------    ------      -----        ------    ------       ---
MFS VIT Total Return Series
2005..    10.015    10.144        386        10.050    10.146        22
2006..    10.144    11.177      1,287        10.146    11.185        68
2007..    11.177    11.467      1,803        11.185    11.481       129
----      ------    ------      -----        ------    ------       ---

                    with EEB                          with EGMDB
       ---------------------------------- ----------------------------------
        Accumulation unit                  Accumulation unit
              value                              value
       --------------------   Number of   --------------------   Number of
        Beginning   End of   accumulation  Beginning   End of   accumulation
        of period   period      units      of period   period      units
       ----------- -------- ------------- ----------- -------- -------------
       (Accumulation unit value in dollars and Number of accumulation units
                                   in thousands)
MFS VIT Utilities Series
2005..     9.460   10.836        11         12.763    14.649         62
2006..    10.836   13.945        32         14.649    18.890        243
2007..    13.945   17.479        55         18.890    23.725        476
----      ------   ------        --         ------    ------        ---
Neuberger Berman AMT Mid-Cap Growth Portfolio
2005..    11.983   13.394         2         12.063    13.510         40
2006..    13.394   15.095         4         13.510    15.256        103
2007..    15.095   18.175         3         15.256    18.406        145
----      ------   ------        --         ------    ------        ---
Neuberger Berman AMT Regency Portfolio
2005..    15.728   17.310         1         15.830    17.457         32
2006..    17.310   18.909         1         17.457    19.108         82
2007..    18.909   19.194         1         19.108    19.435         93
----      ------   ------        --         ------    ------        ---



                    with GOP                        Acct Value DB
       ---------------------------------- ----------------------------------
        Accumulation unit                  Accumulation unit
              value                              value
       --------------------   Number of   --------------------   Number of
        Beginning   End of   accumulation  Beginning   End of   accumulation
        of period   period      units      of period   period      units
       ----------- -------- ------------- ----------- -------- -------------
       (Accumulation unit value in dollars and Number of accumulation units
                                   in thousands)
MFS VIT Utilities Series
2005..    10.074   11.078         183        10.416   11.082        12
2006..    11.078   14.321         724        11.082   14.332        39
2007..    14.321   18.032       1,510        14.332   18.055        88
----      ------   ------       -----        ------   ------        --
Neuberger Berman AMT Mid-Cap Growth Portfolio
2005..     9.965   11.215          90         9.965   11.218        10
2006..    11.215   12.697         308        11.218   12.706        33
2007..    12.697   15.356         408        12.706   15.375        47
----      ------   ------       -----        ------   ------        --
Neuberger Berman AMT Regency Portfolio
2005..    10.098   11.035         222        10.059   11.038        14
2006..    11.035   12.109         426        11.038   12.118        34
2007..    12.109   12.347         471        12.118   12.363        36
----      ------   ------       -----        ------   ------        --


* All numbers less than 500 were rounded up to one.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

OVERVIEW OF LIVING BENEFIT RIDERS

We offer a number of optional living benefit riders that, for an additional fee, offer certain guarantees, if certain conditions are met. These living benefit riders are described briefly below. Please see the more detailed description in the prospectus discussion for each rider, as well as the Charges and Other Deductions section of the prospectus, for important information on the costs, restrictions, and availability of each rider. Please consult your registered representative as to whether any living benefit rider is appropriate for you based on factors such as your investment objectives, risk tolerance, liquidity needs, and time horizon. Not all riders or features are available in all states.

                                                                                                                    1) 4LATER(R)
                                                                                                                      ADVANTAGE
                                                                                                                     GUARANTEED
                                                                                                                       INCOME
                                                                                                                       BENEFIT

                                                                                                                     2) LINCOLN
                                                                                                                      LIFETIME
                                                                                                                     INCOME(SM)
                                                                                                                      ADVANTAGE
                                                                                                                     GUARANTEED
                                                                                                                       INCOME
                                                                 LINCOLN                                               BENEFIT
                                               LINCOLN           LIFETIME
                                                SMART           INCOME(SM)                                          3) i4LIFE(R)
                                             SECURITY(R)        ADVANTAGE                                             ADVANTAGE
                             LINCOLN          ADVANTAGE          (WITH OR                                            GUARANTEED
                              SMART             1-YR.            WITHOUT                                               INCOME
                           SECURITY(R)       AUTOMATIC           LINCOLN                                               BENEFIT
                            ADVANTAGE          STEP-UP           LIFETIME                                            (VERSION 2)
                              5-YR.            (PRIOR           INCOME(SM)                                             (PRIOR
                             ELECTIVE         VERSIONS          ADVANTAGE         i4LIFE(R)         4LATER(R)         VERSIONS
                             STEP-UP          MAY VARY)           PLUS)           ADVANTAGE         ADVANTAGE         MAY VARY)
------------------------------------------------------------------------------------------------------------------------------------
1.  Overview            Designed to       Designed to       Designed to       Designed to       Designed to       Designed to use
                        guarantee that at guarantee that if guarantee that if provide an        guarantee today a the Income Base
                        least the entire  you make your     you make your     income program    future minimum    established under
                        amount of your    first withdrawal  first withdrawal  that combines     payout floor for  4LATER(R)
                        purchase payments on or after the   on or after the   variable lifetime i4LIFE(R)         Advantage (if
                        will be returned  date you reach    date you reach    income payments   Advantage regular 4LATER(R)
                        to you through    age 65, you are   age 59 1/2 (age   and a death       income payments,  Advantage
                        periodic          guaranteed        65 under Joint    benefit with the  regardless of     Guaranteed Income
                        withdrawals,      income            Life), you are    ability to make   investment        Benefit is
                        regardless of the for your life     guaranteed income withdrawals       performance, by   elected) or the
                        investment        (and your         for your life     during a defined  providing an      Guaranteed Amount
                        performance of    spouse's, under   (and your         period.           Income Base       under LINCOLN
                        the contract.     Joint Life        spouse's, under   .                 during the        Lifetime
                                          version), even    Joint Life                          accumulation      INCOME(SM)
                                          after the entire  version).                           period that can   Advantage (if
                                          amount of         .                                   be used to        LINCOLN LIFETIME
                                          purchase payments LINCOLN LIFETIME                    establish in the  INCOME(SM)
                                          has been returned INCOME(SM)                          future a          Advantage
                                          to you through    Advantage Plus is                   Guaranteed Income Guaranteed Income
                                          periodic          designed to                         Benefit with      Benefit is
                                          withdrawals. If   guarantee that                      i4LIFE(R)         elected) or the
                                          lifetime          contract value                      Advantage.        Account Value*
                                          withdrawals are   will not be less                    .                 established under
                                          not in effect,    than the initial                                      i4LIFE(R)
                                          you may make      purchase payment                                      Advantage (if
                                          periodic          (or contract                                          i4LIFE(R)
                                          withdrawals of    value on rider                                        Advantage
                                          the Guaranteed    date) at the end                                      Guaranteed Income
                                          Amount.           of a 7-year                                           Benefit is
                                                            period IF you                                         elected) to
                                                            make no                                               provide a minimum
                                                            withdrawals and                                       payout floor for
                                                            cancel the                                            i4LIFE(R)
                                                            LINCOLN LIFETIME                                      Advantage regular
                                                            INCOME(SM)                                            income payments,
                                                            Advantage at that                                     regardless of
                                                            time.                                                 investment
                                                                                                                  performance.

                                                                                                                  * Can instead
                                                                                                                    use the
                                                                                                                    remaining
                                                                                                                    Guaranteed
                                                                                                                    Amount under
                                                                                                                    LINCOLN
                                                                                                                    SMARTSECURITY(R)
                                                                                                                    Advantage

2.  Current Fee         0.45% of          0.65% (Single     0.75% of          Varies based on   0.50% of Income   0.50% added to
                        Guaranteed Amount Life) or 0.80%    Guaranteed Amount product and death Base              the i4LIFE(R)
                                          (Joint Life) of                     benefit option                      Advantage charge
                                          Guaranteed        (0.90% with
                                          Amount            LINCOLN LIFETIME  (assessed as a %                    (assessed as a %
                                                            INCOME(SM)        of account value,                   of account value,
                                                            Advantage Plus)   and only during                     and only during
                                                                              annuity payout                      annuity payout
                                                                              phase)                              phase)

3.  Guaranteed          0.95% of          1.50% of          1.50% of          Same as current   1.50% of Income   1.50% added to
    Maximum Fee         Guaranteed Amount Guaranteed Amount Guaranteed Amount fee               Base              the i4LIFE(R)
                                                                                                                  Advantage charge

                                                                                                                  (assessed as a %
                                                                                                                  of account value,
                                                                                                                  and only during
                                                                                                                  annuity payout
                                                                                                                  phase)

4.  Withdrawals         Yes-7% annually   Yes-5% annually   Yes-5% annually   Yes, during       Yes, only after   No
    Permitted                                                                 Access Period     you elect
                                                            Withdrawals                         i4LIFE(R)
                                                            negate LINCOLN                      Advantage
                                                            Lifetime
                                                            INCOME(SM)
                                                            Advantage Plus

5.  Payments for Life   No                Yes (if           Yes (if           Yes (if           If elect          Yes (if
                                          conditions are    conditions are    conditions are    i4LIFE(R)         conditions are
                                          met)              met)              met)              Advantage         met)

6.  Potential Increases Purchase Payments Purchase Payments Purchase Payments N/A               Purchase Payments Automatic 3-Year
    to Guaranteed                                                                                                 Step-Ups
    Amount, Income      Optional 5-Year   Automatic Annual  5% Enhancements                     15% Enhancements
    Base, or            Step-Ups          Step-Ups                                              (every 3 years)   (if conditions
    Guaranteed Income                                       Automatic Annual                                      are met)
    Benefit (as         (if conditions    (if conditions    Step-Ups                            Resets to
    applicable)         are met)          are met)                                              contract value
                                                            200% Step-Up
                                                                                                (if conditions
                                                            (if conditions                      are met)
                                                            are met)

7.  Investment          Option 1          Option 1          Option 2          None              Option 1          Option 1
    Requirements
                                                                                                                  Option 2 for
                                                                                                                  LINCOLN LIFETIME
                                                                                                                  INCOME(SM)
                                                                                                                  Advantage
                                                                                                                  Guaranteed Income
                                                                                                                  Benefit

8.  Ability to Make     Yes               Yes, after the    Yes--may impact   No (non-qualified Yes               No
    Additional                            first rider       the charge        contracts)
    Purchase                              anniversary, if
    Payments if                           cumulative                          Yes, during
    Contract Value is                     payments are over                   Access Period,
    greater than zero                     $100,000 and                        unless 4LATER(R)
                                          prior Home Office                   Advantage
                                          approval is                         Guaranteed
                                          provided                            Income Benefit or
                                                                              i4LIFE(R)
                                                                              Advantage
                                                                              Guaranteed Income
                                                                              Benefit has been
                                                                              elected
                                                                              (qualified
                                                                              contracts)

9.  Spousal             Yes               Yes               No                No                Yes (prior to     No
    Continuation                                                                                Periodic Income
                                                                                                Commencement
                                                                                                Date)

10. Ability to Cancel   Yes, after 5      Yes, after 5      Yes, after 7      No (non-qualified Yes, after 3      Yes, after 3
    Rider               years following   years following   Years             contracts)        years following   years following
                        the later of      the later of                                          the later of      the later of
                        rider effective   rider effective                     Yes, at any time  rider effective   rider effective
                        date or           date or                             (qualified        date or most      date or most
                        contractowner-    contractowner-                      contracts)        recent Reset      recent Reset (if
                        elected step-up   elected step-up                                                         4LATER(R)
                                                                                                                  Advantage
                                                                                                                  Guaranteed
                                                                                                                  Income Benefit or
                                                                                                                  LINCOLN LIFETIME
                                                                                                                  INCOME(SM)
                                                                                                                  Advantage
                                                                                                                  Guaranteed Income
                                                                                                                  Benefit is
                                                                                                                  elected)

                                                                                                                  Yes, at any time
                                                                                                                  (if i4LIFE(R)
                                                                                                                  Advantage
                                                                                                                  Guaranteed Income
                                                                                                                  Benefit is
                                                                                                                  elected)

11. Nursing Home        No                No                Yes               No                No                No
    Benefit

12. May Elect Other     No                No                No                Limited to        No (prior to the  Limited to
    Living Benefit                                                            Guaranteed Income Periodic Income   i4LIFE(R)
    Riders                                                                    Benefit           Commencement      Advantage
                                                                                                Date)

Lincoln ChoicePlus AssuranceSM (B Share)

Lincoln Life Variable Annuity Account N   (Registrant)

The Lincoln National Life Insurance Company   (Depositor)



Statement of Additional Information (SAI)

This SAI should be read in conjunction with the Lincoln ChoicePlus AssuranceSM (B Share) prospectus of Lincoln Life Variable Annuity Account N dated April 30, 2008. You may obtain a copy of the Lincoln ChoicePlus AssuranceSM (B Share) prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, IN 46802-7866, or call 1-888-868-2583.




Table of Contents




Item                                             Page
Special Terms                                   B-2
Services                                        B-2
Principal Underwriter                           B-2
Purchase of Securities Being Offered            B-2
Interest Adjustment Example                     B-2
Annuity Payouts                                 B-4
Examples of Regular Income Payment
Calculations                                    B-5


Item                                             Page
Determination of Accumulation and Annuity Unit
Value                                           B-5
Advertising                                     B-5
Additional Services                             B-6
Other Information                               B-7
Financial Statements                            B-7

This SAI is not a prospectus.

The date of this SAI is April 30, 2008.

Special Terms
The special terms used in this SAI are the ones defined in the Prospectus.


Services

Independent Registered Public Accounting Firm

The financial statements of the VAA and the consolidated financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports, also appearing in this SAI and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.



Keeper of Records


All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with Mellon Bank, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.




Principal Underwriter

Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of Lincoln Life, serves as principal underwriter (the "Principal Underwriter") for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives, who are associated with Lincoln Financial Advisors Corporation, our affiliate. The Principal Underwriter also may enter into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. Lincoln Life (prior to May 1, 2007) and LFD (on or after May 1, 2007) acting as Principal Underwriter paid, $115,249,891, $162,288,944 and $223,104,195 to LFA and Selling Firms in 2005, 2006 and 2007, respectively, as sales compensation with respect to the contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.



Purchase of Securities Being Offered

The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.

Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.



Interest Adjustment Example
Note: This example is intended to show how the interest adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the interest adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The interest adjustment may be referred to as a market value adjustment in your contract.

                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE

                             CASH SURRENDER VALUES



         Single Premium ...................    $50,000
         Premium taxes ....................    None
         Withdrawals ......................    None
         Guaranteed Period ................    5 years
         Guaranteed Interest Rate .........    3.50%
         Annuity Date .....................    Age 70
         Index Rate A .....................    3.50%
         Index Rate B .....................    4.00% End of contract year 1
                                               3.50% End of contract year 2
                                               3.00% End of contract year 3
                                               2.00% End of contract year 4
         Percentage adjustment to B .......    0.50%



  Formula                     (1 + Index A)n
                      ------------------------------
                                                     -1
                      (1 + Index B + % Adjustment)n

                          SURRENDER VALUE CALCULATION



                                       (3)
                (1)       (2)          Adjusted   (4)       (5)          (6)         (7)
                Annuity   Interest     Annuity    Minimum   Greater of   Surrender   Surrender
Contract Year   Value     Adjustment   Value      Value     (3) & (4)    Charge      Value
--------------- --------- ------------ ---------- --------- ------------ ----------- ----------
  1 ........... $51,710    0.962268    $49,759    $50,710   $50,710      $4,250      $46,460
  2 ........... $53,480    0.985646    $52,712    $51,431   $52,712      $4,250      $48,462
  3 ........... $55,312    1.000000    $55,312    $52,162   $55,312      $4,000      $51,312
  4 ........... $57,208    1.009756    $57,766    $52,905   $57,766      $3,500      $54,266
  5 ........... $59,170       N/A      $59,170    $53,658   $59,170      $3,000      $56,170

                           ANNUITY VALUE CALCULATION



                     BOY*                              Annual        EOY**
                     Annuity       Guaranteed          Account       Annuity
Contract Year        Value         Interest Rate       Fee           Value
-------------------- ---------     ---------------     ---------     ----------
  1 ................ $50,000   x       1.035       -   $40       =   $51,710
  2 ................ $51,710   x       1.035       -   $40       =   $53,480
  3 ................ $53,480   x       1.035       -   $40       =   $55,312
  4 ................ $55,312   x       1.035       -   $40       =   $57,208
  5 ................ $57,208   x       1.035       -   $40       =   $59,170

                         SURRENDER CHARGE CALCULATION



                     Surrender
                     Charge                       Surrender
Contract Year        Factor         Deposit       Charge
-------------------- ----------     ---------     ----------
  1 ................      8.5%  x   $50,000   =   $4,250
  2 ................      8.5%  x   $50,000   =   $4,250
  3 ................      8.0%  x   $50,000   =   $4,000
  4 ................      7.0%  x   $50,000   =   $3,500
  5 ................      6.0%  x   $50,000   =   $3,000

                           INTEREST ADJUSTMENT CALCULATION



Contract Year         Index A      Index B      Adj Index B      N        Result
------------------    ---------    ---------    -------------    -----    ---------
  1 ..............     3.50%        4.00%          4.50%          4       0.962268
  2 ..............     3.50%        3.50%          4.00%          3       0.985646
  3 ..............     3.50%        3.00%          3.50%          2       1.000000
  4 ..............     3.50%        2.00%          2.50%          1       1.009756
  5 ..............     3.50%         N/A            N/A          N/A         N/A

                           MINIMUM VALUE CALCULATION



                                    Minimum             Annual
                                    Guaranteed          Account       Minimum
Contract Year                       Interest Rate       Fee           Value
--------------------                ---------------     ---------     ----------
  1 ................ $50,000    x       1.015       -   $40       =   $50,710
  2 ................ $50,710    x       1.015       -   $40       =   $51,431
  3 ................ $51,431    x       1.015       -   $40       =   $52,162
  4 ................ $52,162    x       1.015       -   $40       =   $52,905
  5 ................ $52,905    x       1.015       -   $40       =   $53,658

                               * BOY = beginning of year

                                          ** EOY = end of year



Annuity Payouts

Variable Annuity Payouts
Variable annuity payouts will be determined on the basis of:
 o the dollar value of the contract on the annuity commencement date less any applicable premium tax;
 o the annuity tables contained in the contract;
 o the type of annuity option selected; and
 o the investment results of the fund(s) selected.

In order to determine the amount of variable annuity payouts, we make the following calculation:
 o first, we determine the dollar amount of the first payout;
 o second, we credit the contract with a fixed number of annuity units based on the amount of the first payout; and
 o third, we calculate the value of the annuity units each period thereafter.

These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5% or 6% per annum, depending on the terms of your contract. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.

Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:
 o The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and
 o A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.


Proof of Age, Sex and Survival

We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.



Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the access period and the impact of a withdrawal on the regular income payments. These examples assume that the investment return is the same as the assumed investment return
(AIR) to make the regular income payment calculations simpler to understand. The regular income payments will vary based on the investment performance of the underlying funds.


         Annuitant ........................... Male, Age 65
         Secondary Life ...................... Female, Age 63
         Purchase Payment .................... $200,000.00
         Regular Income Payment Frequency .... Annual
         AIR ................................. 4.0%
         Hypothetical Investment Return ...... 4.0%

                                               15-year Access Period    30-Year Access Period
         Regular Income Payment .............. $ 10,813.44              $10,004.94

A 10% withdrawal from the account value will reduce the regular income payments by 10% to $9,732.10 with the 15-year access period and $9,004.45 with the 30-year access period.

At the end of the 15-year access period, the remaining account value of $135,003.88 (assuming no withdrawals) will be used to continue the $10,813.44 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. At the end of the 30-year access period, the remaining account value of $65,108.01 (assuming no withdrawals) will be used to continue the $10,004.94 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. (Note: the regular income payments during the lifetime income period will vary with the investment performance of the underlying funds).



Determination of Accumulation and Annuity Unit Value
A description of the days on which accumulation and annuity units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.

Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.



Advertising
The Lincoln National Life Insurance Company (Lincoln Life) is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Lincoln Life. The ratings are not intended to reflect the investment experience or financial strength of the VAA.

We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

More About the S&P 500 Index. Investors look to indexes as a standard of market performance. Indexes are model portfolios, that is, groups of stocks or bonds selected to represent an entire market. The S&P 500 Index is a widely used measure of large US company stock performance. It consists of the common stocks of 500 major corporations selected according to size, frequency and ease by which their stocks trade, and range and diversity of the American economy.


The LVIP SSgA S&P 500 Index Fund seeks to approximate as closely as possible, before fees and expenses, the total return of the S&P 500 Index. To accomplish this objective the fund's sub-adviser, SSgA Funds Management, Inc. ("SFM"), attempts to buy and sell all of the index's securities in the same proportion as they are reflected in the S&P 500 Index, although the fund reserves the right not to invest in every security in the S&P 500 Index if it is not practical to do so under the circumstances. SFM does not seek to beat the S&P 500 Index and does not seek temporary defensive positions when markets appear to be overvalued. SFM makes no attempt to apply economic, financial or market analysis when managing the fund. Including a security among the fund's holdings implies no opinion as to its attractiveness as an investment.


The fund may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates one party to deliver (and the other party to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Instead, the buyer and seller settle the difference in cash between the contract price and the market price on the agreed upon date. The buyer pays the difference if the actual price is lower than the contract price and the seller pays the difference if the actual price is higher. There can be no assurance that a liquid market will exist at the time when the fund seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the fund. S&P has no obligation to take the needs of the fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the fund or the timing of the issuance or sale of the fund or in the determination or calculation of the equation by which the fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND OR ITS SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.



Additional Services
Dollar Cost Averaging (DCA) - You may systematically transfer, on a monthly basis, amounts from certain subaccounts, or the fixed side (if available) of the contract into the subaccounts. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
 o the annuity commencement date;
 o the value of the amount being DCA'd is depleted; or
 o you cancel the program by written request or by telephone if we have your telephone authorization on file.

A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or interest adjustment which may apply to transfers. Upon receipt of an additional purchase payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program.

However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional purchase payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

Automatic Withdrawal Service (AWS) - AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to us. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Contingent deferred sales charges.

Cross Reinvestment Program/Earnings Sweep Program - Under this option, account value in a designated variable subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the annuity commencement date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.

The minimum holding account value required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.


Portfolio Rebalancing - Portfolio rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the contract value, allocated to each variable subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all purchase payments allocated to the variable subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. Once the portfolio rebalancing option is activated, any variable subaccount transfers executed outside of the portfolio rebalancing program will terminate the portfolio rebalancing program. Any subsequent purchase payment or withdrawal that modifies the account balance within each variable subaccount may also cause termination of the portfolio rebalancing program. Any such termination will be confirmed to the contractowner. The contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the contractowner may make these elections by phone. The portfolio rebalancing program is not available following the annuity commencement date.



Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.



Financial Statements

Financial statements of the VAA and the consolidated financial statements of Lincoln Life appear on the following pages.

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                        CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2007, 2006 AND 2005

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                          CONSOLIDATED BALANCE SHEETS
                        (IN MILLIONS, EXCEPT SHARE DATA)

                                                                       AS OF DECEMBER 31,
                                                                      -------------------
                                                                        2007      2006
                                                                      --------  ---------
ASSETS
Investments:
  Available-for-sale securities, at fair value:
    Fixed maturity (amortized cost: 2007 -- $53,250; 2006 -- $53,846) $ 53,405  $ 54,697
    Equity (cost: 2007 -- $132; 2006 -- $205)                              134       218
  Trading securities                                                     2,533     2,820
  Mortgage loans on real estate                                          7,117     7,344
  Real estate                                                              258       409
  Policy loans                                                           2,798     2,755
  Derivative investments                                                   172       245
  Other investments                                                        986       783
                                                                      --------  --------
    Total investments                                                   67,403    69,271
Cash and invested cash                                                   1,395     1,762
Deferred acquisition costs and value of business acquired                8,574     7,609
Premiums and fees receivable                                               382       331
Accrued investment income                                                  801       838
Reinsurance recoverables                                                 7,939     7,949
Goodwill                                                                 3,539     3,514
Other assets                                                             2,030     1,765
Separate account assets                                                 82,263    71,777
                                                                      --------  --------
Total assets                                                          $174,326  $164,816
                                                                      ========  ========
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future contract benefits                                              $ 13,619  $ 13,645
Other contract holder funds                                             58,168    58,718
Short-term debt                                                            173        21
Long-term debt                                                           1,675     1,439
Reinsurance related derivative liability                                   211       218
Funds withheld reinsurance liabilities                                   1,862     1,816
Deferred gain on indemnity reinsurance                                     696       760
Payables for collateral under securities loaned                          1,135     1,504
Other liabilities                                                        2,083     2,073
Separate account liabilities                                            82,263    71,777
                                                                      --------  --------
Total liabilities                                                      161,885   151,971
                                                                      --------  --------
CONTINGENCIES AND COMMITMENTS (SEE NOTE 13)
STOCKHOLDER'S EQUITY
Common stock-- 10,000,000 shares, authorized, issued and outstanding     9,105     9,088
Retained earnings                                                        3,283     3,341
Accumulated other comprehensive income                                      53       416
                                                                      --------  --------
    Total stockholder's equity                                          12,441    12,845
                                                                      --------  --------
    Total liabilities and stockholder's equity                        $174,326  $164,816
                                                                      ========  ========

        See accompanying notes to the Consolidated Financial Statements

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                       CONSOLIDATED STATEMENTS OF INCOME
                                 (IN MILLIONS)

                                                             FOR THE YEARS ENDED
                                                                 DECEMBER 31,
                                                         ---------------------------
                                                           2007      2006      2005
                                                         -------   -------   -------
REVENUES
Insurance premiums                                       $ 1,560   $ 1,118   $    67
Insurance fees                                             2,994     2,439     1,575
Net investment income                                      4,188     3,869     2,592
Realized loss                                               (112)       (2)      (16)
Amortization of deferred gain on indemnity reinsurance        83        76        77
Other revenues and fees                                      325       289       316
                                                         -------   -------   -------
  Total revenues                                           9,038     7,789     4,611
                                                         -------   -------   -------

BENEFITS AND EXPENSES
Interest credited                                          2,398     2,241     1,506
Benefits                                                   2,329     1,757       616
Underwriting, acquisition, insurance and other expenses    2,472     2,086     1,544
Interest and debt expenses                                    96        84        78
                                                         -------   -------   -------
  Total benefits and expenses                              7,295     6,168     3,744
                                                         -------   -------   -------
    Income before taxes                                    1,743     1,621       867
    Federal income taxes                                     504       460       223
                                                         -------   -------   -------
      Net income                                         $ 1,239   $ 1,161   $   644
                                                         =======   =======   =======

        See accompanying notes to the Consolidated Financial Statements

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                                 (IN MILLIONS)

                                                            FOR THE YEARS ENDED
                                                                DECEMBER 31,
                                                      -----------------------------
                                                        2007       2006       2005
                                                      --------   --------   -------
COMMON STOCK
Balance at beginning-of-year                          $  9,088   $  2,125   $ 2,106
Lincoln National Corporation purchase price                 (9)     6,932        --
Stock compensation/issued for benefit plans                 26         31        19
                                                      --------   --------   -------
    Balance at end-of-year                               9,105      9,088     2,125
                                                      --------   --------   -------

RETAINED EARNINGS
Balance at beginning-of-year                             3,341      2,748     2,304
Cumulative effect of adoption of SOP 05-1                  (41)        --        --
Cumulative effect of adoption of FIN 48                    (14)        --        --
Comprehensive income                                       876      1,124       315
Less other comprehensive loss, net of tax                 (363)       (37)     (329)
                                                      --------   --------   -------
  Net income                                             1,239      1,161       644
Dividends declared                                      (1,242)      (568)     (200)
                                                      --------   --------   -------
    Balance at end-of-year                               3,283      3,341     2,748
                                                      --------   --------   -------

NET UNREALIZED GAIN ON AVAILABLE-FOR-SALE SECURITIES
Balance at beginning-of-year                               421        452       781
Change during the year                                    (345)       (31)     (329)
                                                      --------   --------   -------
    Balance at end-of-year                                  76        421       452
                                                      --------   --------   -------

NET UNREALIZED GAIN ON DERIVATIVE INSTRUMENTS
Balance at beginning-of-year                                (9)         7        14
Change during the year                                     (10)       (16)       (7)
                                                      --------   --------   -------
    Balance at end-of-year                                 (19)        (9)        7
                                                      --------   --------   -------

MINIMUM PENSION LIABILITY ADJUSTMENT
Balance at beginning-of-year                                --         (6)      (13)
Change during the year                                      --          6         7
                                                      --------   --------   -------
    Balance at end-of-year                                  --         --        (6)
                                                      --------   --------   -------

FUNDED STATUS OF EMPLOYEE BENEFIT PLANS
Balance at beginning-of-year                                 4         --        --
Change during the year                                      (8)         4        --
                                                      --------   --------   -------
    Balance at end-of-year                                  (4)         4        --
                                                      --------   --------   -------
Total stockholder's equity at end-of-year             $ 12,441   $ 12,845   $ 5,326
                                                      ========   ========   =======

        See accompanying notes to the Consolidated Financial Statements

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (IN MILLIONS)

                                                                                       For the Years Ended
                                                                                          December 31,
                                                                                   ---------------------------
                                                                                    2007      2006      2005
                                                                                   -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                         $ 1,239   $ 1,161   $   644
Adjustments to reconcile net income to net cash provided by operating activities:
  Deferred acquisition costs and value of business acquired deferrals and
   interest, net of amortization                                                    (1,101)     (722)     (430)
  Change in premiums and fees receivable                                               (53)       16        54
  Change in accrued investment income                                                   13        21        (4)
  Change in contract accruals                                                          574       170    (1,082)
  Net trading securities purchases, sales and maturities                               316       165       (72)
  Gain on reinsurance embedded derivative/trading securities                            (2)       (4)       (5)
  Change in contract holder funds                                                      453       741     1,893
  Change in net periodic benefit accruals                                               (5)       (3)      (11)
  Change in amounts recoverable from reinsurers                                       (539)      199       101
  Change in federal income tax accruals                                                310       150       148
  Stock-based compensation expense                                                      26        31        19
  Depreciation, amortization and accretion, net                                         64        54        64
  Increase in funds withheld liability                                                  46       105       131
  Realized loss on investments and derivative instruments                              114         6        21
  Amortization of deferred gain on indemnity reinsurance                               (83)      (76)      (77)
  Other                                                                                (71)     (706)     (601)
                                                                                   -------   -------   -------
    Net adjustments                                                                     62       147       149
                                                                                   -------   -------   -------
      Net cash provided by operating activities                                      1,301     1,308       793
                                                                                   -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-sale securities:
  Purchases                                                                         (8,606)   (9,323)   (5,725)
  Sales                                                                              3,453     5,328     3,767
  Maturities                                                                         4,087     3,326     2,392
Purchases of other investments                                                      (2,018)     (696)   (1,008)
Sales or maturities of other investments                                             1,880       585     1,151
Increase (decrease) in cash collateral on loaned securities                           (369)      538        45
Cash acquired from Jefferson-Pilot merger                                               --       154        --
Other                                                                                  (84)       58         9
                                                                                   -------   -------   -------
      Net cash provided by (used in) investing activities                           (1,657)      (30)      631
                                                                                   -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of long-term debt                                                               --        --       (47)
Issuance of long-term debt                                                             375       140        --
Net increase (decrease) in short-term debt                                              13       (13)        2
Universal life and investment contract deposits                                      9,481     7,444     4,783
Universal life and investment contract withdrawals                                  (6,645)   (6,660)   (3,755)
Investment contract transfers                                                       (2,448)   (1,821)   (1,483)
Dividends paid                                                                        (787)     (568)     (200)
                                                                                   -------   -------   -------
      Net cash used in financing activities                                            (11)   (1,478)     (700)
                                                                                   -------   -------   -------
      Net increase (decrease) in cash and invested cash                               (367)     (200)      724
                                                                                   -------   -------   -------
Cash and invested cash at beginning-of-year                                          1,762     1,962     1,238
                                                                                   -------   -------   -------
      Cash and invested cash at end-of-period                                      $ 1,395   $ 1,762   $ 1,962
                                                                                   =======   =======   =======

        See accompanying notes to the Consolidated Financial Statements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

The Lincoln National Life Insurance Company ("LNL" or the "Company," which also may be referred to as "we," "our" or "us"), a wholly-owned subsidiary of Lincoln National Corporation ("LNC" or the "Parent Company"), is domiciled in the state of Indiana. We own 100% of the outstanding common stock of one insurance company subsidiary, Lincoln Life & Annuity Company of New York ("LLANY"). We also own several non-insurance companies, including Lincoln Financial Distributors ("LFD") and Lincoln Financial Advisors ("LFA"), LNC's wholesaling and retailing business units, respectively. LNL's principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels. LNL is licensed and sells its products throughout the United States and several U.S. territories (see Note 20).

BASIS OF PRESENTATION

The accompanying consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). On April 3, 2006, LNC completed its merger with Jefferson-Pilot Corporation ("Jefferson-Pilot"). On February 15, 2007, the North Carolina Department of Insurance approved the merger of Jefferson-Pilot Life Insurance Company ("JPL") into LNL with LNL being the survivor and Jefferson Pilot LifeAmerica Insurance Company ("JPLA") into LLANY, with JPLA being the survivor. JPLA then changed its name to LLANY. The effective date of these transactions was April 2, 2007. On May 3, 2007, LNL made a dividend to LNC that transferred ownership of our formerly wholly-owned subsidiary, First Penn-Pacific Life Insurance Company ("FPP"), to LNC. On July 2, 2007, the Nebraska Insurance Department approved the merger of Jefferson Pilot Financial Insurance Company ("JPFIC"), formerly a wholly-owned subsidiary of Jefferson-Pilot, into LNL.

Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations" ("SFAS 141"), excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principles Board ("APB") Opinion No. 16, "Business Combinations," provide a source of guidance for such transactions. In accordance with APB Opinion No. 16, the consolidated financial statements are presented as if on April 3, 2006, LNL completed the merger with JPL, JPLA and JPFIC, and has included the results of operations and financial condition of JPL, JPLA and JPFIC in our consolidated financial statements beginning on April 3, 2006 and all comparative financial statements are restated and presented as if the entities had been previously combined, in a manner similar to a pooling-of-interests. The consolidated financial statements for the period from January 1, 2006 through April 2, 2006 and for the year ended December 31, 2005 exclude the results of operations and financial condition of JPL, JPLA and JPFIC. The consolidated financial statements include the results of operations and financial condition of FPP from January 1, 2007 through May 3, 2007 and for the years ended December 31, 2006 and 2005. FPP's results subsequent to May 3, 2007 are excluded from these consolidated financial statements.

The insurance subsidiaries also submit financial statements to insurance industry regulatory authorities. Those financial statements are prepared on the basis of statutory accounting practices ("SAP") and are significantly different from financial statements prepared in accordance with GAAP. See Note 18 for additional discussion on SAP.

Certain amounts reported in prior years' consolidated financial statements have been reclassified to conform to the presentation adopted in the current year including a $2.1 billion increase to common stock offset by a decrease to retained earnings for each of the years ended December 31, 2006, 2005, and 2004 to properly classify historical capital contributions received and stock compensation expense incurred. These reclassifications have no effect on net income or stockholder's equity of the prior years.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION
The accompanying consolidated financial statements include the accounts of LNL and all other entities in which we have a controlling financial interest. All material intercompany accounts and transactions have been eliminated in consolidation.

ACCOUNTING ESTIMATES AND ASSUMPTIONS
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses for the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain invested assets and derivatives, asset valuation allowances, deferred policy acquisition costs ("DAC"), goodwill, value of business acquired ("VOBA"), future contract benefits and other contract holder funds, deferred front-end loads ("DFEL"), pension plans, income taxes and the potential effects of resolving litigated matters.

BUSINESS COMBINATIONS
For all business combination transactions excluding mergers of entities under common control as discussed above initiated after June 30, 2001, the purchase method of accounting has been used, and accordingly, the assets and liabilities of the acquired company have been recorded at their estimated fair values as of the merger date. The fair values are subject to adjustment of the initial allocation for a one-year period as more information relative to the fair values as of the acquisition date becomes available. The consolidated financial statements include the results of operations of any acquired company since the acquisition date.

AVAILABLE-FOR-SALE SECURITIES
Securities classified as available-for-sale consist of fixed maturity and equity securities and are stated at fair value with unrealized gains and losses included as a separate component of accumulated other comprehensive income ("OCI"), net of associated DAC, VOBA, other contract holder funds and deferred income taxes. The fair value of actively traded securities is based on quoted market prices from observable market data or estimates from independent pricing services. In cases where this information is not available, such as for privately placed securities, fair value is estimated using an internal pricing matrix. This matrix relies on management's judgment concerning: 1) the discount rate used in calculating expected future cash flows; 2) credit quality; 3) industry sector performance; and 4) expected maturity.

Dividends and interest income, recorded in net investment income, are recognized when earned. Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield. Realized gains and losses on the sale of investments are determined using the specific identification method.

LNC regularly reviews available-for-sale securities for impairments in value deemed to be other-than-temporary. The cost basis of securities that are determined to be other-than-temporarily impaired is written down to current fair value with a corresponding charge to realized loss in net income. A write-down for impairment can be recognized for both credit-related events and for change in fair value due to changes in interest rates. Once a security is written down to fair value through net income, any subsequent recovery in value cannot be recognized in net income until the security is sold. However, in the event that the security is written down due to an interest-rate related impairment, the write-down is accreted through investment income over the life of the security. In evaluating whether a decline in value is other-than-temporary, LNC considers several factors including, but not limited to: 1) the severity (generally if greater than 20%) and duration (generally if greater than six months) of the decline; 2) our ability and intent to hold the security for a sufficient period of time to allow for a recovery in value; 3) the cause of the decline; and 4) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer.

TRADING SECURITIES
Trading securities consist of fixed maturity and equity securities in designated portfolios, which support modified coinsurance ("Modco") and coinsurance with funds withheld ("CFW") reinsurance arrangements. Investment results for these portfolios, including gains and losses from sales, are passed directly to the reinsurers pursuant to contractual terms of the reinsurance arrangements. Trading securities are carried at fair value and changes in fair value, offset by corresponding changes in the fair value of embedded derivative liabilities associated with the underlying reinsurance arrangements, are recorded in net investment income as they occur.

For asset-backed and mortgage-backed securities, included in the trading and available-for-sale fixed maturity securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from originally anticipated prepayments, the effective yield is recalculated prospectively to reflect actual payments to date plus anticipated future payments. Any adjustments resulting from changes in effective yield are reflected in net investment income.

MORTGAGE LOANS ON REAL ESTATE
Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances. Interest income is accrued on the principal balance of the loan based on the loan's contractual interest rate. Premiums and discounts are amortized using the effective yield method over the life of the loan. Interest income and amortization of premiums and discounts are reported in net investment income along with mortgage loan fees, which are recorded as they are incurred. Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated value. The loan's estimated value is based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's observable market price; or 3) the fair value of the loan's collateral. Valuation allowances are maintained at a level we believe is adequate to absorb estimated probable credit losses. Our periodic evaluation of the adequacy of the allowance for losses is based on our past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. We do not accrue interest on impaired loans and loans 90 days past due and any interest received on these loans is either applied to the principal or recorded in net investment income when received, depending on the assessment of the collectability of the loan. Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries, if any, are credited to the allowance for losses. All mortgage loans that are impaired have an established allowance for credit losses. Changes in valuation allowances are reported in realized loss on our Consolidated Statements of Income.

REAL ESTATE
Real estate includes both real estate held for the production of income and real estate held-for-sale. Real estate held for the production of income is carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the estimated useful life of the asset. We periodically review properties held for the production of income for impairment and properties whose carrying values are greater than their projected undiscounted cash flows are written down to estimated fair value, with impairment losses reported in realized loss on our Consolidated Statements of Income. The estimated fair value of real estate is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks.

Real estate classified as held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs at the time classified as held-for-sale. Real estate is not depreciated while it is classified as held-for-sale. Also, valuation allowances for losses are established, as appropriate, for real estate held-for-sale and any changes to the valuation allowances are reported in realized loss on our Consolidated Statements of Income. Real estate acquired through foreclosure proceedings is recorded at fair value at the settlement date.

POLICY LOANS
Policy loans are carried at unpaid principal balances.

SECURITIES LENDING
Securities loaned are treated as collateralized financing transactions, and a liability is recorded equal to the cash collateral received, which is typically greater than the market value of the related securities loaned. This liability is included within payables for collateral under securities loaned on our Consolidated Balance Sheets. Our pledged securities are included in fixed maturities on our Consolidated Balance Sheets. We generally obtain collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. We value collateral daily and obtain additional collateral when deemed appropriate. The cash received in our securities lending program is typically invested in cash equivalents, short-term investments or fixed maturity securities. Income and expenses associated with these transactions are recorded as investment income and investment expenses within net investment income on our Consolidated Statements of Income.

REVERSE REPURCHASE AGREEMENTS
Reverse repurchase agreements are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received. This liability is included within payables for collateral under securities loaned on our Consolidated Balance Sheets. Our pledged securities are included in fixed maturities on our Consolidated Balance Sheets. We obtain collateral in an amount equal to 95% of the fair value of the securities, and our agreements with third parties contain contractual provisions to allow for additional collateral to be obtained when necessary. The cash received in our reverse repurchase program is typically invested in fixed maturity securities. Income and expenses associated with these transactions are recorded as investment income and investment expenses within net investment income on our Consolidated Statements of Income.

REALIZED LOSS
Realized loss includes realized gains and losses from the sale of investments, derivative gains and losses, gains and losses on the sale of subsidiaries and businesses and net gains and losses on reinsurance embedded derivative and trading securities on Modco and CFW reinsurance arrangements. Realized loss is recognized in net income, net of associated amortization of DAC, VOBA, deferred sales inducements ("DSI") and DFEL and changes in other contract holder funds. Realized loss is also net of allocations of investment gains and losses to certain contract holders and certain reinsurance arrangements for which we have a contractual obligation.

DERIVATIVE INSTRUMENTS
We hedge certain portions of our exposure to interest rate risk, foreign currency exchange risk, equity market risk and credit risk by entering into derivative transactions. All of our derivative instruments are recognized as either assets or liabilities on our Consolidated Balance Sheets at estimated fair value. The accounting for changes in the estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, we must designate the hedging instrument based upon the exposure being hedged: as a cash flow hedge, a fair value hedge or a hedge of a net investment in a foreign operation. As of December 31, 2007 and 2006, we had derivative instruments that were designated and qualified as cash flow hedges and fair value hedges. In addition, we had derivative instruments that were economic hedges but were not designated as hedging instruments under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133").

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of OCI and reclassified into net income in the same period or periods during which the hedged transaction affects net income. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in net income during the period of change in estimated fair values. For derivative instruments not designated as hedging instruments but are economic hedges, the gain or loss is recognized in net income during the period of change in the corresponding income statement line as the transaction being hedged.

See Note 5 for additional discussion of our derivative instruments.

CASH AND CASH EQUIVALENTS
Cash and invested cash are carried at cost and include all highly liquid debt instruments purchased with a maturity of three months or less.

DAC, VOBA, DSI AND DFEL
Commissions and other costs of acquiring universal life insurance, variable universal life insurance, traditional life insurance, annuities and other investment contracts, which vary with and are primarily related to the production of new business, have been deferred (i.e., DAC) to the extent recoverable. The methodology for determining the amortization of DAC varies by product type based on two different accounting pronouncements: SFAS No. 97, "Accounting and Reporting by Insurance

Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("SFAS 97") and SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("SFAS 60"). Under SFAS 97, acquisition costs for universal life and variable universal life insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits ("EGPs") from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain or loss on investments. Contract lives for universal and variable universal life policies are estimated to be 30 years, based on the expected lives of the policies. Contract lives for fixed and variable deferred annuities are 14 to 20 years for the traditional, long surrender charge period products and 8 to 10 years for the more recent short-term or no surrender charge variable products. The front-end load annuity product has an assumed life of 25 years. Longer lives are assigned to those blocks that have demonstrated favorable lapse experience.

Under SFAS 60, acquisition costs for traditional life insurance products, which include individual whole life, group business and term life insurance contracts, are amortized over periods of 10 to 30 years on either a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There is currently no DAC balance or related amortization under SFAS 60 for fixed and variable payout annuities.

For all SFAS 97 and SFAS 60 contracts, amortization is based on assumptions consistent with those used in the development of the underlying contract form adjusted for emerging experience and expected trends.

VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is amortized over the expected lives of the block of insurance business in relation to the incidence of estimated profits expected to be generated on universal life, variable universal life and investment-type products, (i.e., variable deferred annuities) and over the premium paying period for insurance products, (i.e., traditional life insurance products). Amortization is based upon assumptions used in pricing the acquisition of the block of business and is adjusted for emerging experience. Accordingly, amortization periods and methods of amortization for VOBA vary depending upon the particular characteristics of the underlying blocks of acquired insurance business. VOBA is amortized in a manner consistent with DAC. Both DAC and VOBA amortization is reported within underwriting, acquisition, insurance and other expenses on our Consolidated Statements of Income.

The carrying amounts of DAC and VOBA are adjusted for the effect of realized gains and losses and the effects of unrealized gains and losses on debt securities classified as available-for-sale. Amortization expense of DAC and VOBA reflects an assumption for an expected level of credit-related investment losses. When actual credit-related investment losses are realized, we recognize a true-up to our DAC and VOBA amortization within realized gains and losses reflecting the incremental impact of actual versus expected credit-related investment losses. These actual to expected amortization adjustments can create volatility period-to-period in net realized gains and losses.

Bonus credits and excess interest for dollar cost averaging contracts are considered DSI, and the unamortized balance is reported in other assets on our Consolidated Balance Sheets. DSI is amortized over the expected life of the contract as an expense in interest credited on our Consolidated Statements of Income. Amortization is computed using the same methodology and assumptions used in amortizing DAC.

Contract sales charges that are collected in the early years of an insurance contract are deferred (referred to as "DFEL"), and are amortized into income over the life of the contract in a manner consistent with that used for DAC. The deferral and amortization of DFEL is reported within insurance fees on our Consolidated Statements of Income.

See Note 2 for discussion of the adoption and impact of Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1").

On a quarterly basis, LNC may record an adjustment to the amounts included on our Consolidated Balance Sheets for DAC, VOBA, DSI and DFEL with an offsetting benefit or charge to revenues or expenses for the impact of the difference between the estimates of future gross profits used in the prior quarter and the emergence of actual and updated estimates of future gross profits in the current quarter ("retrospective unlocking"). In addition, in the third quarter of each year, LNC conducts an annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for annuity and life insurance products with certain guarantees. These assumptions include investment margins, mortality, retention and rider utilization. Based on LNC's review, the cumulative balances of DAC, VOBA, DSI and DFEL are adjusted with an offsetting benefit or charge to revenues or amortization expense to reflect such change ("prospective unlocking"). The distinction between these two types of unlocking is that retrospective unlocking is driven by the emerging experience period-over-period, while prospective unlocking is driven by changes in assumptions or projection models related to estimated future gross profits.

DAC, VOBA, DSI and DFEL are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. No significant impairments occurred during the three years ended December 31, 2007.

REINSURANCE
Our insurance companies enter into reinsurance agreements with other companies in the normal course of business. Assets and liabilities and premiums and benefits from certain reinsurance contracts that grant statutory surplus relief to other insurance companies are netted on our Consolidated Balance Sheets and Consolidated Statements of Income, respectively, because there is a right of offset. All other reinsurance agreements are reported on a gross basis on our Consolidated Balance Sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to the reinsurers, with the exception of Modco agreements for which the right of offset also exists. Premiums, benefits and DAC are reported net of insurance ceded.

GOODWILL
We recognize the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is reviewed at least annually for indications of value impairment, with consideration given to financial performance and other relevant factors. In addition, certain events, including a significant adverse change in legal factors or the business climate, an adverse action or assessment by a regulator or unanticipated competition, would cause us to review the carrying amounts of goodwill for impairment. When an impairment occurs, the carrying amounts are written down and a charge is recorded against net income using a combination of fair value and discounted cash flows. No impairments occurred during the three years ended December 31, 2007.

SPECIFICALLY IDENTIFIABLE INTANGIBLE ASSETS
Specifically identifiable intangible assets, net of accumulated amortization are reported in other assets. The carrying values of specifically identifiable intangible assets are reviewed periodically for indicators of impairment in value that are other-than-temporary, including unexpected or adverse changes in the following: 1) the economic or competitive environments in which the company operates; 2) profitability analyses; 3) cash flow analyses; and 4) the fair value of the relevant business operation. If there was an indication of impairment, then the cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary.

Sales force intangibles are attributable to the value of the distribution system acquired in the Individual Markets - Life Insurance segment. These assets are amortized on a straight-line basis over their useful life of 25 years.

PROPERTY AND EQUIPMENT
Property and equipment owned for company use is included in other assets on our Consolidated Balance Sheets and is carried at cost less allowances for depreciation. Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets, which include buildings, computer hardware and software and other property and equipment.

IMPAIRMENT OF LONG-LIVED ASSETS
We periodically review the carrying value of our long-lived assets, including property and equipment, for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable. For long-lived assets to be held and used, impairments are recognized when the carrying amount of a long-lived asset is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. An impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

Long-lived assets to be disposed of by abandonment or in an exchange for a similar productive long-lived asset are classified as held-for-use until disposed of.

Long-lived assets to be sold are classified as held-for-sale and are no longer depreciated. Certain criteria have to be met in order for the long-lived asset to be classified as held-for-sale, including that a sale is probable and expected to occur within one year. Long-lived assets classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities represent segregated funds administered and invested by our insurance subsidiaries for the exclusive benefit of pension and variable life and annuity contract holders. Separate account assets are carried at fair value and the related liabilities are measured at an equivalent amount to the separate account assets. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by us with respect to certain accounts. See Note 10 for additional information regarding arrangements with contractual guarantees. The revenues earned by our insurance subsidiaries for administrative and contract holder maintenance services performed for these separate accounts are included in insurance fees on our Consolidated Statements of Income.

FUTURE CONTRACT BENEFITS AND OTHER CONTRACT HOLDER FUNDS
The liabilities for future contract benefits and claim reserves for universal and variable universal life insurance policies consist of contract account balances that accrue to the benefit of the contract holders, excluding surrender charges. The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue. Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.00% depending on the time of contract issue. The investment yield assumptions for immediate and deferred paid-up annuities range from 0.75% to 13.50%. These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing guaranteed minimum death benefit ("GMDB") features are calculated by multiplying the benefit ratio (present value of total expected GMDB payments over the life of the contract divided by the present value of total expected assessments over the life of the contract) by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GMDB payments plus interest. The change in the reserve for a period is the benefit ratio multiplied by the assessments recorded for the period less GMDB claims paid in the period plus interest. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI.

With respect to our future contract benefits and other contract holder funds, we continually review: 1) overall reserve position; 2) reserving techniques; and 3) reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends. The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations. As of December 31, 2007 and 2006, participating policies comprised approximately 1.5% and 1.3%, respectively, of the face amount of insurance in force, and dividend expenses were $85 million for the years ended December 31, 2007 and 2006, and $78 million for the year ended December 31, 2005.

Universal life and variable universal life products with secondary guarantees represented approximately 32% and 34% of permanent life insurance in force as of December 31, 2007 and 2006, respectively, and approximately 73% and 77% of sales for these products for the years ended December 31, 2007 and 2006, respectively. Liabilities for the secondary guarantees on universal life-type products are calculated by multiplying the benefit ratio (present value of total expected secondary guarantee benefits over the life of the contract divided by the present value of total expected assessments over the life of the contract) by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI. The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

BORROWED FUNDS
LNL's short-term borrowings are defined as borrowings with contractual or expected maturities of one year or less. Long-term borrowings have contractual or expected maturities greater than one year. Any premium or discount on borrowed funds is amortized over the term of the borrowings.

COMMITMENTS AND CONTINGENCIES
Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

PREMIUMS AND FEES ON INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS Investment products consist primarily of individual and group variable and fixed deferred annuities. Interest-sensitive life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance. Revenues for investment products and universal life insurance products consist of net investment income, asset-based fees, cost of insurance charges, percent of premium charges, contract administration charges and surrender charges that have been assessed and earned against contract account balances and premiums received during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset based fees cost of insurance and contract administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

PREMIUMS ON TRADITIONAL LIFE INSURANCE PRODUCTS
Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due from the contract holder.

OTHER REVENUES AND FEES
Other revenues and fees primarily consist of amounts earned by our retail distributor, LFA, from sales of third party insurance and investment products. Such revenue is recorded as earned at the time of sale.

BENEFITS
Benefits for universal life and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances. Benefits also includes the change in reserves for life insurance products with secondary guarantee benefits and annuity products with guaranteed benefits, such as GMDB, and the change in fair values of guarantees for annuity products with guaranteed minimum withdrawal benefits ("GMWB") and guaranteed income benefits ("GIB"). For traditional life, group health and disability income products, benefits and expenses, other than DAC and VOBA, are recognized when incurred in a manner consistent with the related premium recognition policies.

INTEREST CREDITED
Interest credited includes interest credited to contract holder account balances. Interest crediting rates associated with funds invested in our general account during 2005 through 2007 ranged from 3.00% to 9.00%.

INTEREST AND DEBT EXPENSES
Interest and debt expenses includes interest on short-term commercial paper, long-term senior debt that we issue and junior subordinated debentures issued to affiliated trusts.

PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS
Pursuant to the accounting rules for LNC's obligations to employees under LNC's various pension and other postretirement benefit plans, LNC is required to make a number of assumptions to estimate related liabilities and expenses. LNC uses assumptions for the weighted-average discount rate and expected return on plan assets. The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans. The expected long-term rate of return on plan assets is initially established at the beginning of the plan year based on historical and projected future rates of return and is the average rate of earnings expected on the funds invested or to be invested in the plan. The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate. See Note 16 for more information on our accounting for employee benefit plans.

STOCK-BASED COMPENSATION
LNC expenses the fair value of stock awards included in LNC's incentive compensation plans. As of the date LNC's Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology. The fair value of other stock awards is based upon the market value of the stock. The fair value of the awards is expensed over the service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder's equity. Stock-based compensation expense is reflected in underwriting, acquisition, insurance and other expenses on our Consolidated Statements of Income. For additional information on stock-based incentive compensation see Note 17.

INCOME TAXES
We and our eligible subsidiaries have elected to file consolidated Federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, we provide for income taxes on a separate return filing basis. The tax sharing agreement also provides that we will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC. Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to the extent required to reduce the deferred tax asset to an amount that we expect, more likely than not, will be realized. See Note 6 for additional information.

--------------------------------------------------------------------------------
2. NEW ACCOUNTING STANDARDS

ADOPTION OF NEW ACCOUNTING STANDARDS

SOP 05-1 -- ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS
In September 2005, the American Institute of Certified Public Accountants issued SOP 05-1, which provides guidance on accounting for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS 97. An internal replacement, defined by SOP 05-1, is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. Contract modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. Contract modifications that result in a substantially changed contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, VOBA, DFEL and DSI from the replaced contract must be written-off. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

We adopted SOP 05-1 effective January 1, 2007 by recording decreases to the following categories (in millions) on our Consolidated Balance Sheets:

ASSETS
DAC                                                                               $31
VOBA                                                                               35
Other assets -- DSI                                                                 3
                                                                                  ---
  Total assets                                                                    $69
                                                                                  ===

LIABILITIES AND STOCKHOLDER'S EQUITY
Future contract benefits -- GMDB annuity reserves                                 $ 4
Other contract holder funds -- DFEL                                                 2
Other liabilities -- income tax liabilities                                        22
                                                                                  ---
  Total liabilities                                                                28
                                                                                  ---
Retained earnings                                                                  41
                                                                                  ---
    Total liabilities and stockholder's equity                                    $69
                                                                                  ===

The adoption of this new guidance primarily impacted our Individual Markets -- Annuities and Employer Markets -- Group Protection businesses and our accounting policies regarding the assumptions for lapsation used in the amortization of DAC and VOBA. In addition, the adoption of SOP 05-1 resulted in an approximately $17 million increase to underwriting, acquisition, insurance and other expenses on our Consolidated Statements of Income for the year ended December 31, 2007, which was attributable to changes in DAC and VOBA deferrals and amortization.

FASB INTERPRETATION NO. 48 -- ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109
In June 2006, the FASB issued FASB Interpretation ("FIN") No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes a comprehensive model for how companies should recognize, measure, present and disclose in their financial statements uncertain tax positions taken or expected to be taken on a tax return. FIN 48 requires companies to determine whether it is "more likely than not" that an individual tax position will be sustained upon examination by the appropriate taxing authority prior to any part of the benefit being recognized in the financial statements. Such tax positions shall initially and subsequently be measured as the largest amount of tax benefit that is greater than fifty percent likely of being realized upon settlement with the tax authority, assuming full knowledge of the position and all relevant facts. In addition, FIN 48 expands disclosure requirements to include additional information related to unrecognized tax benefits, including accrued interest and penalties, and uncertain tax positions where the estimate of the tax benefit may change significantly in the next twelve months. FIN 48 is effective for fiscal years beginning after December 15, 2006. We adopted FIN 48 effective January 1, 2007 by recording an increase in the liability for unrecognized tax benefits of $14 million on our Consolidated Balance Sheets, offset by a reduction to the beginning balance of retained earnings. See Note 6 for more information regarding our adoption of FIN 48.

SFAS NO. 155 -- ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS -- AN AMENDMENT OF FASB STATEMENTS NO. 133 AND 140
In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140" ("SFAS 155"), which permits fair value remeasurement for a hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation. Under SFAS 155, an entity may make an irrevocable election to measure a hybrid financial instrument at fair value, in its entirety, with changes in fair value recognized in earnings. SFAS 155 also: (a) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (b) eliminates the interim guidance in SFAS 133 Implementation Issue No. D1, "Application of Statement 133 to Beneficial Interests in Securitized Financial Assets," and establishes a requirement to evaluate beneficial interests in securitized financial assets to identify interests that are either freestanding derivatives or hybrid financial instruments that contain an embedded derivative requiring bifurcation; (c) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (d) eliminates restrictions on a qualifying special-purpose entity's ability to hold passive derivative financial instruments that pertain to beneficial interests that are or contain a derivative financial instrument.

In December 2006, the FASB issued Derivative Implementation Group ("DIG") Statement 133 Implementation Issue No. B40, "Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets" ("DIG B40"). Since SFAS 155 eliminated the interim guidance related to securitized financial assets, DIG B40 provides a narrow scope exception for securitized interests that contain only an embedded derivative related to prepayment risk. Under DIG B40, a securitized interest in prepayable financial assets would not be subject to bifurcation if: (a) the right to accelerate the settlement of the securitized interest cannot be controlled by the investor and
(b) the securitized interest itself does not contain an embedded derivative for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. Any other terms in the securitized financial asset that may affect cash flow in a manner similar to a derivative instrument would be subject to the requirements of paragraph 13(b) of SFAS 133. The guidance in DIG B40 is to be applied upon the adoption of SFAS 155.

We adopted the provisions of SFAS 155 and DIG B40 on January 1, 2007. Prior period restatement was not permitted. The adoption of SFAS 155 did not have a material impact on our financial condition or results of operations.

SFAS NO. 158 -- EMPLOYERS' ACCOUNTING FOR DEFINED BENEFIT PENSION AND OTHER POSTRETIREMENT PLANS -- AN AMENDMENT OF FASB STATEMENTS NO. 87, 88, 106 AND 132(R)
In September 2006, the FASB issued SFAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans - an amendment of FASB Statements No. 87, 88, 106 and 132(R)" ("SFAS 158"). The guidance requires us to recognize on the balance sheets the funded status of our defined benefit postretirement plans as either an asset or liability, depending on the plans' funded status, with changes in the funded status recognized through OCI. The funded status is measured as the difference between the fair value of the plan assets and the projected benefit obligation, for pension plans, or the accumulated postretirement benefit obligation for postretirement benefit plans. Prior service costs or credits and net gains or losses which are not recognized in current net periodic benefit cost, pursuant to SFAS No. 87, "Employers' Accounting for Pensions" or SFAS No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions," must be recognized in OCI, net of tax, in the period in which they occur. As these items are recognized in net periodic benefit cost, the amounts accumulated in OCI are adjusted. Under SFAS 158, disclosure requirements have also been expanded to separately provide information on the prior service costs or credits and net gains and losses recognized in OCI and their effects on net periodic benefit costs. Retroactive application of SFAS 158 was not permitted. We applied the recognition provisions of SFAS 158 as of December 31, 2006 by recording an increase in the asset of $38 million and an increase in the liability of $34 million, offset by an increase in accumulated OCI of $4 million.

STAFF ACCOUNTING BULLETIN NO. 108 -- CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS
In September 2006, the U.S. Securities and Exchange Commission ("SEC") staff issued Staff Accounting Bulletin ("SAB") No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" ("SAB 108"). SAB 108 provides guidance for evaluating the effects of prior year uncorrected errors when quantifying misstatements in the current year financial statements. Under SAB 108, the impact of correcting misstatements occurring in the current period and those that have accumulated over prior periods must both be considered when quantifying the impact of misstatements in current period financial statements. SAB 108 is effective for fiscal years ending after November 15, 2006, and may be adopted by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006, with an offsetting adjustment to retained earnings. We adopted the provisions of SAB 108 as of December 31, 2006. The adoption of SAB 108 did not have a material effect on our financial statements.

SFAS NO. 123(R) -- SHARE-BASED PAYMENT
In December 2004, the FASB issued SFAS No. 123 (revised 2004), "Share-Based Payment" ("SFAS 123(R)"), which is a revision of SFAS No. 123, "Accounting for Stock-based Compensation" ("SFAS 123"). SFAS 123(R) requires us to recognize at fair value all costs resulting from share-based payments to employees, except for equity instruments held by employee share ownership plans. Similar to SFAS 123, under SFAS 123(R), the fair value of share-based payments is recognized as a reduction to earnings over the period an employee is required to provide service in exchange for the award. We had previously adopted the retroactive restatement method under SFAS No. 148, "Accounting for Stock-based Compensation -Transition and Disclosure," and restated all periods presented to reflect stock-based employee compensation cost under the fair value accounting method for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994.

Effective January 1, 2006, we adopted SFAS 123(R), using the modified prospective transition method. Under that transition method, compensation cost recognized in 2006 includes: (a) compensation cost for all share-based payments granted prior to but not yet vested as of January 1, 2006, based on the grant date fair value estimated in accordance with the original provisions of SFAS 123 and (b) compensation cost for all share-based payments granted subsequent to January 1, 2006, based on the grant date fair value estimated in accordance with the provisions of SFAS 123(R). Results from prior periods have not been restated. The adoption of SFAS 123(R) did not have a material effect on our income before federal income taxes and net income.

SFAS 123(R) eliminates the alternative under SFAS 123 permitting the recognition of forfeitures as they occur. Expected forfeitures, resulting from the failure to satisfy service or performance conditions, must be estimated at the grant date, thereby recognizing compensation expense only for those awards expected to vest. In accordance with SFAS 123(R), we have included estimated forfeitures in the determination of compensation costs for all share-based payments. Estimates of expected forfeitures must be reevaluated at each balance sheet date, and any change in the estimates will be recognized retrospectively in net income in the period of the revised estimates.

Prior to the adoption of SFAS 123(R), we presented all tax benefits of deductions resulting from the exercise of stock options as operating cash flows on our Statements of Cash Flows. SFAS 123(R) requires the cash flows from tax benefits resulting from tax deductions in excess of the compensation costs recognized to be classified as financing cash flows. Our excess tax benefits are classified as financing cash flows, prospectively, on our Statements of Cash Flows for the years ended December 31, 2007 and 2006.

We issue share-based compensation awards under an authorized plan, subject to specific vesting conditions. Generally, compensation expense is recognized ratably over a three-year vesting period, but recognition may be accelerated upon the occurrence of certain events. For awards that specify an employee will vest upon retirement and an employee is eligible to retire before the end of the normal vesting period, we record compensation expense over the period from the grant date to the date of retirement eligibility. As a result of adopting SFAS 123(R), we have revised the prior method of recording unrecognized compensation expense upon retirement and use the non-substantive vesting period approach for all new share-based awards granted after January 1, 2006. Under the non-substantive vesting period approach, we recognize compensation cost immediately for awards granted to retirement-eligible employees, or ratably over a period from the grant date to the date retirement eligibility is achieved. If we would have applied the non-substantive vesting period approach to all share based compensation awards granted prior to January 1, 2006, it would not have a material effect on our results of operations or financial position.

See Note 17 for more information regarding our stock-based compensation plans.

FASB STAFF POSITION SFAS 115-1 AND SFAS 124-1 -- THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS
In November 2005, the FASB issued FASB Staff Position ("FSP") Nos. SFAS 115-1 and SFAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP 115-1"). The guidance in FSP 115-1 nullifies the accounting and measurement provisions of Emerging Issues Task Force ("EITF") No. 03-1 - "The Meaning of Other-Than-Temporary Impairments and Its Application to Certain Investments" and supersedes EITF Topic No. D-44 "Recognition of Other-Than-Temporary Impairment upon the Planned Sale of a Security Whose Cost Exceeds Fair Value."

FSP 115-1 was effective for reporting periods beginning after December 15, 2005, on a prospective basis. Our existing policy for recognizing other-than-temporary impairments is consistent with the guidance in FSP 115-1, and includes the recognition of other-than-temporary impairments of securities resulting from credit related issues as well as declines in fair value related to rising interest rates, where we do not have the intent to hold the securities until either maturity or recovery. We adopted FSP 115-1 effective January 1, 2006. The adoption of FSP 115-1 did not have a material effect on our financial condition or results of operations.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

SFAS NO. 157 -- FAIR VALUE MEASUREMENTS
In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value under current accounting pronouncements that require or permit fair value measurement and enhances disclosures about fair value instruments. SFAS 157 retains the exchange price notion, but clarifies that exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (exit price) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability (entry price). Fair value measurement is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk which would include the reporting entity's own credit risk. SFAS 157 establishes a three-level fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value. The highest priority, Level 1, is given to quoted prices in active markets for identical assets or liabilities. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs, the lowest priority, include unobservable inputs in situations where there is little or no market activity for the asset or liability and the reporting entity makes estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk. We have certain guaranteed benefit features that, prior to January 1, 2008, were recorded using fair value pricing. These benefits will continue to be measured on a fair value basis with the adoption of SFAS 157, utilizing a number for Level 3, with some Level 2 inputs, which are reflective of the hypothetical market participant perspective for fair value measurement. In addition, SFAS 157 expands the disclosure requirements for annual and interim reporting to focus on the inputs used to measure fair value, including those measurements using significant unobservable inputs, and the effects of the measurements on earnings. We adopted SFAS 157 for all of our financial instruments effective January 1, 2008 and expect to record a charge of between $25 million and $75 million to net income attributable to changes in the fair value of guaranteed benefit reserves and indexed annuities reported in our Individual Markets - Annuities segment.

SFAS NO. 159 -- THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES
In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("SFAS 159"), which allows an entity to make an irrevocable election, on specific election dates, to measure eligible items at fair value. The election to measure an item at fair value may be determined on an instrument by instrument basis, with certain exceptions. If the fair value option is elected, unrealized gains and losses will be recognized in earnings at each subsequent reporting date, and any upfront costs and fees related to the item will be recognized in earnings as incurred. In addition, the presentation and disclosure requirements of SFAS 159 are designed to assist in the comparison between entities that select different measurement attributes for similar types of assets and liabilities. SFAS 159 applies to fiscal years beginning after November 15, 2007, with early adoption permitted for an entity that has also elected to apply the provisions of SFAS 157. At the effective date, the fair value option may be elected for eligible items that exist on that date. Effective January 1, 2008, we elected not to adopt the fair value option for any financial assets or liabilities that existed as of January 1, 2008.

SFAS NO. 141(R) -- BUSINESS COMBINATIONS
In December 2007, the FASB issued SFAS No. 141(R) "Business Combinations" ("SFAS 141(R)") - a revision to SFAS 141, which aims to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. SFAS 141(R) retains the fundamental requirements of SFAS 141, broadens its scope by applying the acquisition method to all transactions and other events in which one entity obtains control over one or more other businesses, and requires, among other things, that assets acquired and liabilities assumed be measured at fair value as of the acquisition date, liabilities related to contingent consideration be recognized at the acquisition date and remeasured at fair value in each subsequent reporting period, acquisition-related costs be expensed as incurred and that income be recognized if the fair value of the net assets acquired exceeds the fair value of the consideration transferred. SFAS 141(R) applies to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period on or after December 15, 2008.

SFAS NO. 160 -- NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS -- AN AMENDMENT OF ACCOUNTING RESEARCH BULLETIN NO. 51

In December 2007, the FASB issued SFAS No. 160 "Noncontrolling Interests in Consolidated Financial Statements - an amendment of Accounting Research Bulletin No. 51A" ("SFAS 160"), which aims to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards surrounding noncontrolling interests, or minority interests, which are the portions of equity in a subsidiary not attributable, directly or indirectly, to a parent. The ownership interests in subsidiaries held by parties other than the parent shall be clearly identified, labeled and presented in the consolidated statement of financial position within equity, but separate from the parent's equity. The amount of consolidated net income attributable to the parent and to the noncontrolling interest must be clearly identified and presented on the face of the consolidated statement of income. Changes in a parent's ownership interest while the parent retains its controlling financial interest in its subsidiary must be accounted for consistently as equity transactions. A parent's ownership interest in a subsidiary changes if the parent purchases additional ownership interests in its subsidiary or sells some of its ownership interests in its subsidiary and if the subsidiary reacquires some of its ownership interests or issues additional ownership interests. When a subsidiary is deconsolidated, any retained noncontrolling equity investment in the former subsidiary must be initially measured at fair value. The gain or loss on the deconsolidation of the subsidiary is measured using the fair value of any noncontrolling equity investment rather than the carrying amount of that retained investment. Entities must provide sufficient disclosures that clearly identify and distinguish between the interests of the parent and the interests of the noncontrolling owners. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. We expect to adopt SFAS 160 effective January 1, 2009, and are currently evaluating the effects of SFAS 160 on our consolidated financial condition and results of operations.

DERIVATIVE IMPLEMENTATION GROUP STATEMENT 133 IMPLEMENTATION ISSUE NO. E23 -- ISSUES INVOLVING THE APPLICATION OF THE SHORTCUT METHOD UNDER PARAGRAPH 68

In December 2007, the FASB issued DIG Statement 133 Implementation Issue No. E23, "Issues Involving the Application of the Shortcut Method under Paragraph 68" ("DIG E23"), which gives clarification to the application of the shortcut method of accounting for qualifying fair value hedging relationship involving an interest-bearing financial instrument and/or an interest rate swap, originally outlined in paragraph 68 in SFAS 133. DIG E23 clarifies that the shortcut method may be applied to a qualifying fair value hedge when the relationship is designated on the trade date of both the swap and the hedged item (for example, debt), even though the hedged item is not recognized for accounting purposes until the transaction settles (that is, until its settlement date), provided that the period of time between the trade date and the settlement date of the hedged item is within established conventions for that marketplace. DIG E23 also clarifies that Paragraph 68(b) is met for an interest rate swap that has a non-zero fair value at the inception of the hedging relationship provided that the swap was entered into at the hedge's inception for a transaction price of zero and the non-zero fair value is due solely to the existence of a bid-ask spread in the entity's principal market (or most advantageous market, as applicable) under SFAS 157. The interest rate swap would be reported at its fair value as determined under SFAS 157. DIG E23 is effective for hedging relationships designated on or after January 1, 2008. The adoption of DIG E23 is not expected to have a material impact on our consolidated financial condition or results of operations.

FSP FAS140-3 -- ACCOUNTING FOR TRANSFERS OF FINANCIAL ASSETS AND REPURCHASE FINANCING TRANSACTIONS
In February 2008, the FASB issued FSP No. FAS 140-3, "Accounting for Transfers of Financial Assets and Repurchase Financing Transactions" ("FSP 140-3"). The guidance in FSP 140-3 provides accounting and reporting standards for transfers of financial assets. This FSP applies to a repurchase financing, which is a repurchase agreement that relates to a previously transferred financial asset between the same counterparties (or consolidated affiliates of either counterparty), that is entered into contemporaneously with, or in contemplation of, the initial transfer. FSP 140-3 shall be effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years and shall be applied prospectively to initial transfers and repurchase financings for which the initial transfer is executed on or after the beginning of the fiscal year in which FSP 140-3 is initially applied. We are evaluating the expected effect on our consolidated financial condition and results of operations.

--------------------------------------------------------------------------------
3. ACQUISITION AND DIVIDEND OF FPP

JEFFERSON-PILOT MERGER
On April 3, 2006, LNC completed its merger with Jefferson-Pilot by acquiring 100% of the outstanding shares of Jefferson-Pilot in a transaction accounted for under the purchase method of accounting prescribed by SFAS 141. At that time, JPL, JPLA and JPFIC became wholly-owned by LNC.

SFAS 141 requires that the total purchase price be allocated to the assets acquired and liabilities assumed based on their fair values at the merger date. The associated fair values of JPL, JPLA and JPFIC at April 3, 2006 were "pushed down" to LNL's consolidated financial statements in accordance with push down accounting rules.

The fair value of the specifically identifiable net assets acquired in the merger was $4.3 billion. Goodwill of $2.6 billion resulted from the excess of purchase price over the fair value of the net assets. The amount of goodwill that was expected to be deductible for tax purposes was approximately $23 million. LNC paid a premium over the fair value of the net assets for a number of potential strategic and financial benefits that are expected to be realized as a result of the merger including, but not limited to, the following:

- Greater size and scale with improved earnings diversification and strong financial flexibility;
-    Broader, more balanced product portfolio;
-    Larger distribution organization; and
- Value creation opportunities through expense savings and revenue enhancements across business units.

The following table summarizes the fair values of the net assets acquired (in millions) as of the acquisition date:

                                                           FAIR VALUE
                                                           ----------
Investments                                                $   27,384
Reinsurance recoverables                                        1,193
Value of business acquired                                      2,489
Goodwill                                                        2,622
Other assets                                                    1,135
Separate account assets                                         2,574
Future contract benefits and other
  contract holder funds                                       (26,677)
Income tax liabilities                                           (382)
Accounts payable, accruals and other liabilities                 (841)
Separate accounts liabilities                                  (2,574)
                                                           ----------
  Total purchase price                                     $    6,923
                                                           ==========

The goodwill (in millions) resulting from the merger was allocated to the following segments:

                                                    GOODWILL
                                                    --------
Individual Markets:
  Life Insurance                                    $  1,346
  Annuities                                            1,002
                                                    --------
    Total Individual Markets                           2,348
Employer Markets: Group Protection                       274
                                                    --------
      Total goodwill                                $  2,622
                                                    ========

DIVIDEND OF FPP
On May 3, 2007, LNL made a dividend to LNC that transferred ownership of our formerly wholly-owned subsidiary, FPP, to LNC. The following table summarizes the dividend of FPP to LNC (in millions):

                                                    DIVIDENDED
                                                      VALUE
                                                    ----------
Investments                                         $    1,809
Cash and invested cash                                      20
Deferred acquisition costs and value of
  business acquired                                        246
Premiums and fees receivable                                 2
Accrued investment income                                   24
Reinsurance recoverables                                   669
Goodwill                                                     2
Future contract benefits                                  (705)
Other contract holder funds                             (1,509)
Other liabilities                                          (66)
                                                    ----------
   Total dividend of FPP                            $      492
                                                    ==========

The caption dividends declared, in the accompanying Consolidated Statements of Stockholder's Equity, includes the $492 million dividend of FPP presented above.

4. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES

The amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities (in millions) were as follows:

                                                             AS OF DECEMBER 31, 2007
                                                    ----------------------------------------
                                                                 GROSS UNREALIZED
                                                    AMORTIZED    ----------------     FAIR
                                                       COST      GAINS     LOSSES     VALUE
                                                    ---------    -----     ------    -------
Corporate bonds                                     $  42,041    $1,049    $  904    $42,186
U.S. Government bonds                                     153        14        --        167
Foreign government bonds                                  586        39         4        621
Asset and mortgage-backed securities                   10,224       146       195     10,175
State and municipal bonds                                 143         2        --        145
Redeemable preferred stocks                               103         9         1        111
                                                    ---------    -----     ------    -------
  Total fixed maturity securities                      53,250     1,259     1,104     53,405
Equity securities                                         132         9         7        134
                                                    ---------    -----     ------    -------
  Total available-for-sale securities               $  53,382    $1,268    $1,111    $53,539
                                                    =========    ======    ======    =======

                                                             AS OF DECEMBER 31, 2006
                                                    ----------------------------------------
                                                                 GROSS UNREALIZED
                                                    AMORTIZED    ----------------     FAIR
                                                       COST      GAINS     LOSSES     VALUE
                                                    ---------    ------    ------    -------
Corporate bonds                                     $  44,049    $1,043    $  283    $44,809
U.S. Government bonds                                     218         7        --        225
Foreign government bonds                                  689        58         2        745
Asset and mortgage-backed securities                    8,607        88        69      8,626
State and municipal bonds                                 194         2         2        194
Redeemable preferred stocks                                89         9        --         98
                                                    ---------    ------    ------    -------
  Total fixed maturity securities                      53,846     1,207       356     54,697
Equity securities                                         205        15         2        218
                                                    ---------    ------    ------    -------
    Total available-for-sale securities             $  54,051    $1,222    $  358    $54,915
                                                    =========    ======    ======    =======

The amortized cost and fair value of fixed maturity available-for-sale securities by contractual maturities (in millions) were as follows:

                                                                         AS OF DECEMBER 31, 2007
                                                                        ------------------------
                                                                        AMORTIZED         FAIR
                                                                           COST           VALUE
                                                                        ---------        -------
Due in one year or less                                                 $   2,261        $ 2,267
Due after one year through five years                                      11,217         11,489
Due after five years through ten years                                     15,437         15,315
Due after ten years                                                        14,111         14,159
                                                                        ---------        -------
  Subtotal                                                                 43,026         43,230
Asset and mortgage-backed securities                                       10,224         10,175
                                                                        ---------        -------
  Total available-for-sale fixed  maturity securities                   $  53,250        $53,405
                                                                        =========        =======

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

The fair value and gross unrealized losses of available-for-sale securities (in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

                                                                                        AS OF DECEMBER 31, 2007
                                                                    -----------------------------------------------------------
                                                                        LESS THAN
                                                                       OR EQUAL TO        GREATER THAN
                                                                      TWELVE MONTHS       TWELVE MONTHS            TOTAL
                                                                   -------------------  ------------------  -------------------
                                                                              GROSS               GROSS                GROSS
                                                                    FAIR    UNREALIZED  FAIR    UNREALIZED   FAIR    UNREALIZED
                                                                    VALUE     LOSSES    VALUE     LOSSES     VALUE     LOSSES
                                                                   -------  ----------  ------  ----------  -------  ----------
Corporate bonds                                                    $11,038  $      657  $4,142  $      247  $15,180  $      904
U.S. Government bonds                                                   --          --       3          --        3          --
Foreign government bonds                                                81           4      --          --       81           4
Asset and mortgage-backed securities                                 2,194         142   1,793          53    3,987         195
State and municipal bonds                                               29          --      15          --       44          --
Redeemable preferred stocks                                             13           1      --          --       13           1
                                                                   -------  ----------  ------  ----------  -------  ----------
  Total fixed maturity securities                                   13,355         804   5,953         300   19,308       1,104
Equity securities                                                       61           7      --          --       61           7
                                                                   -------  ----------  ------  ----------  -------  ----------
  Total available-for-sale securities                              $13,416  $      811  $5,953  $      300  $19,369  $    1,111
                                                                   =======  ==========  ======  ==========  =======  ==========
Total number of securities in an unrealized loss position                                                                 2,263
                                                                                                                     ==========

                                                                                     AS OF DECEMBER 31, 2006
                                                                 ------------------------------------------------------------
                                                                      LESS THAN
                                                                     OR EQUAL TO        GREATER THAN
                                                                    TWELVE MONTHS       TWELVE MONTHS           TOTAL
                                                                 -------------------  ------------------  -------------------
                                                                             GROSS              GROSS                GROSS
                                                                  FAIR    UNREALIZED  FAIR    UNREALIZED   FAIR    UNREALIZED
                                                                  VALUE     LOSSES    VALUE     LOSSES     VALUE     LOSSES
                                                                 -------  ----------  ------  ----------  -------  ----------
Corporate bonds                                                  $ 8,643  $      115  $4,892  $      168  $13,535  $      283
U.S. Government bonds                                                 43          --      --          --       43          --
Foreign government bonds                                              56           1      62           1      118           2
Asset and mortgage-backed securities                               1,911          13   2,227          56    4,138          69
State and municipal bonds                                             20           1      44           1       64           2
Redeemable preferred stocks                                           --          --       1          --        1          --
                                                                 -------  ----------  ------  ----------  -------  ----------
  Total fixed maturity securities                                 10,673         130   7,226         226   17,899         356
Equity securities                                                     50           2      --          --       50           2
                                                                 -------  ----------  ------  ----------  -------  ----------
  Total available-for-sale securities                            $10,723  $      132  $7,226  $      226  $17,949  $      358
                                                                 =======  ==========  ======  ==========  =======  ==========
Total number of securities in an unrealized loss position                                                               1,451
                                                                                                                   ==========

The fair value, gross unrealized losses (in millions) and number of available-for-sale securities, where the fair value had declined below amortized cost by greater than 20%, were as follows:

                                                                  AS OF DECEMBER 31, 2007
                                                              ------------------------------
                                                                        GROSS       NUMBER
                                                               FAIR   UNREALIZED      OF
                                                              VALUE     LOSSES    SECURITIES
                                                              ------  ----------  ----------
Less than six months                                          $  133  $       48          22
Six months or greater, but less than nine months                 425         137          30
Nine months or greater, but less than twelve months              363         109          17
Twelve months or greater                                         182          79          57
                                                              ------  ----------  ----------
  Total available-for-sale securities                         $1,103  $      373         126
                                                              ======  ==========  ==========

                                                                 AS OF DECEMBER 31, 2006
                                                              ------------------------------
                                                                        GROSS       NUMBER
                                                              FAIR    UNREALIZED      OF
                                                              VALUE     LOSSES    SECURITIES
                                                              ------  ----------  ----------
Less than six months                                          $  --  $       --   $        5
Six months or greater, but less than nine months                 --          --            2
Nine months or greater, but less than twelve months              --          --            1
Twelve months or greater                                          9           3           12
                                                              -----  ----------   ----------
  Total available-for-sale securities                         $   9  $        3           20
                                                              =====  ==========   ==========

As described more fully in Note 1, LNC regularly reviews our investment holdings for other-than-temporary impairments. Based upon this review, the cause of the decline being principally attributable to changes in interest rates and credit spreads during the holding period and our current ability and intent to hold securities in an unrealized loss position for a period of time sufficient for recovery, LNC believes that these securities were not other-than-temporarily impaired as of December 31, 2007 and 2006.

TRADING SECURITIES

Trading securities at fair value retained in connection with Modco and CFW reinsurance arrangements (in millions) consisted of the following:

                                                AS OF DECEMBER 31,
                                               --------------------
                                                2007          2006
                                               ------        ------
Corporate bonds                                $1,817        $2,140
U.S. Government bonds                             366           331
Foreign government bonds                           45            45
Asset and mortgage-backed securities:
  Mortgage pass-through securities                 21            24
  Collateralized mortgage obligations             153           111
  Commercial mortgage-backed securities           104           133
  Other asset-backed securities                    --             8
State and municipal bonds                          17            18
Redeemable preferred stocks                         8             8
                                               ------        ------
    Total fixed maturity securities             2,531         2,818
Equity securities                                   2             2
                                               ------        ------
      Total trading securities                 $2,533        $2,820
                                               ======        ======

The portion of market adjustment for trading securities still held at December 31, 2007, 2006 and 2005 was a loss of $8 million, $48 million and $70 million, respectively.

MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate principally involve commercial real estate. The commercial loans are geographically diversified throughout the United States, with the largest concentrations in California and Texas, which accounted for approximately 29% of mortgage loans as of December 31, 2007.

NET INVESTMENT INCOME

The major categories of net investment income (in millions) were as follows:

                                                          FOR THE YEARS ENDED
                                                              DECEMBER 31,
                                                         ----------------------
                                                          2007    2006    2005
                                                         ------  ------  ------
Available-for-sale fixed maturity securities             $3,264  $2,979  $1,959
Available-for-sale equity securities                         19      11       7
Trading securities                                          163     181     176
Mortgage loans on real estate                               491     466     288
Real estate                                                  53      37      48
Policy loans                                                172     158     118
Invested cash                                                49      53      46
Other investments                                           155     147      61
                                                         ------  ------  ------
  Investment income                                       4,366   4,032   2,703
Less investment expense                                     178     163     111
                                                         ------  ------  ------
     Net investment income                               $4,188  $3,869  $2,592
                                                         ======  ======  ======

REALIZED LOSS

The detail of the realized loss (in millions) was as follows:

                                                                    FOR THE YEARS ENDED
                                                                        DECEMBER 31,
                                                                   ---------------------
                                                                    2007    2006    2005
                                                                   -----   -----   -----
Available-for-sale fixed maturity securities:
  Gross gains                                                      $ 120   $ 119   $ 111
  Gross losses                                                      (176)    (97)    (89)
Available-for-sale equity securities:
  Gross gains                                                          3       2      10
  Gross losses                                                      (111)     --      --
Gain on other investments                                             22       5       1
Associated amortization of DAC, VOBA, DSI, DFEL and changes
  in other contract holder funds                                      29     (37)    (53)
                                                                   -----   -----   -----
    Total realized loss on investments, excluding trading
      securities                                                    (113)     (8)    (20)
Loss on derivative instruments, excluding reinsurance embedded
  derivatives                                                         (2)      2      (2)
Associated amortization of DAC, VOBA, DSI, DFEL and changes in
  other contract holder funds                                          1      --       1
                                                                   -----   -----   -----
   Total realized loss on investments and derivative instruments    (114)     (6)    (21)
Gain on reinsurance embedded derivative/trading securities             2       4       5
                                                                   -----   -----   -----
    Total realized loss                                            $(112)  $  (2)  $ (16)
                                                                   =====   =====   =====
Write-downs for other-than-temporary impairments included in
  realized loss on investments above                               $(257)  $ (62)  $ (18)
                                                                   =====   =====   =====

SECURITIES LENDING

The carrying values of the securities pledged under securities lending agreements were $655 million and $1.0 billion as of December 31, 2007 and 2006. The fair values of these securities were $634 million and $989 million as of December 31, 2007 and 2006, respectively.

REVERSE REPURCHASE AGREEMENTS

The carrying values of securities pledged under reverse repurchase agreements were $480 million as of December 31, 2007 and 2006. The fair values of these securities were $502 million and $500 million as of December 31, 2007 and 2006, respectively.

INVESTMENT COMMITMENTS

As of December 31, 2007, our investment commitments for fixed maturity securities, limited partnerships, real estate and mortgage loans on real estate were $1.2 billion, which includes $281 million of standby commitments to purchase real estate upon completion and leasing.

CONCENTRATIONS OF FINANCIAL INSTRUMENTS

As of December 31, 2007 and 2006, we did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.

CREDIT-LINKED NOTES

As of December 31, 2007 and 2006, other contract holder funds on our Consolidated Balance Sheets included $1.2 billion and $700 million, respectively, outstanding in funding agreements. We invested the proceeds of $850 million received for issuing three funding agreements in 2006 and 2007 into three separate credit-linked notes originated by third party companies and $300 million of such agreements were assumed as a result of the merger of Jefferson-Pilot into LNL. The $850 million of credit-linked notes are classified as asset-backed securities and are included in our fixed maturity securities on our Consolidated Balance Sheets. The $300 million of investments which were assumed as a result of the merger were classified as corporate bonds and are included in our fixed maturity securities on our Consolidated Balance Sheets.

We earn a spread between the coupon received on the credit-linked note and the interest credited on the funding agreement. Our credit linked notes were created using a trust that combines highly rated assets with credit default swaps to produce a multi-class structured security. The asset backing two of these credit-linked notes is a mid-AA rated asset-backed security secured by a pool of credit card receivables. The third credit-linked note is backed by a pool of assets which are guaranteed by MBIA, Inc, a financial guarantor and are mid-AA rated. Our affiliate, Delaware Investments, actively manages the credit default swaps in the underlying portfolio.

Consistent with other debt market instruments, we are exposed to credit losses within the structure of the credit-linked notes, which could result in principal losses to our investments if the issuers of the debt market instruments default on their obligations. However, we have attempted to protect our investments from credit losses through the multi-tiered class structure of the credit-linked note, which requires the subordinated classes of the investment pool to absorb all of the initial credit losses. We own the mezzanine tranche of these investments, which currently carries a mid-AA rating. To date, there have been no defaults in any of the underlying collateral pools. Similar to other debt market instruments our maximum principal loss is limited to our original investment of $850 million as of December 31, 2007.

The fair market value of these investments has declined, causing unrealized losses. As of December 31, 2007, we had unrealized losses of $190 million on the $850 million in credit linked notes. As described more fully in Note 1, we regularly review our investment holdings for other-than-temporary impairments. Based upon this review, we believe that these securities were not other-than-temporarily impaired as of December 31, 2007 and 2006.

The following summarizes information regarding our investments in these securities (dollars in millions):

                                     AMOUNT AND DATE OF ISSUANCE
                                  ---------------------------------
                                    $400         $200         $250
                                  DECEMBER      APRIL        APRIL
                                    2006         2007         2007
                                  --------     -------      -------
Amount of subordination(1)        $  2,184     $   410      $ 1,167
Maturity                          12/20/16     3/20/17      6/20/17
Current rating of tranche(1)            AA         Aa2           AA
Number of entities(1)                  125         100          102
Number of countries(1)                  20          21           14

----------
(1)  As of December 31, 2007.

--------------------------------------------------------------------------------
5. DERIVATIVE INSTRUMENTS

TYPES OF DERIVATIVE INSTRUMENTS AND DERIVATIVE STRATEGIES

We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk and credit risk. We assess these risks by continually identifying and monitoring changes in interest rate exposure, foreign currency exposure, equity market exposure and credit exposure that may adversely impact expected future cash flows and by evaluating hedging opportunities. Derivative instruments that are currently used as part of our interest rate risk management strategy include interest rate swaps and interest rate caps. Derivative instruments that are used as part of our foreign currency risk management strategy include foreign currency swaps. Call options on LNC stock and call options on the S&P 500 Index(R) are used as part of our equity market risk management strategy. We also use credit default swaps as part of our credit risk management strategy.

As of December 31, 2007 and 2006, we had derivative instruments that were designated and qualified as cash flow hedges. We also had derivative instruments that were economic hedges, but were not designated as hedging instruments under SFAS 133. See Note 1 for a detailed discussion of the accounting treatment for derivative instruments.

Our derivative instruments are monitored by LNC's risk management committee as part of that committee's oversight of our derivative activities. LNC's risk management committee is responsible for implementing various hedging strategies that are developed through its analysis of financial simulation models and other internal and industry sources. The resulting hedging strategies are incorporated into our overall risk management strategies.

Our hedging strategy is designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with the LINCOLN SMARTSECURITY(R) Advantage GMWB feature, the 4LATER(R) Advantage GIB feature and the i4LIFE(R) Advantage GIB feature that is available in our variable annuity products. This GMWB feature offers the contract holder a guarantee equal to the initial deposit adjusted for any subsequent purchase payments or withdrawals. There are one-year and five-year step-up options, which allow the contract holder to step up the guarantee. GMWB features are considered to be derivatives under SFAS 133, resulting in the guarantees being recognized at estimated fair value, with changes in estimated fair value being reported in net income. The hedging strategy is designed such that changes in the value of the hedge contracts move in the opposite direction of changes in the value of the embedded derivative of the GMWB and GIB. As part of our current hedging program, contract holder behavior, available equity, interest rate and volatility in market conditions are monitored on a daily basis. We rebalance our hedge positions based upon changes in these factors as needed. While we actively manage our hedge positions, our hedge positions may not be totally effective to offset changes in assets and liabilities caused by movements in these factors due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments, or our ability to purchase hedging instruments at prices consistent with our desired risk and return trade-off.

We have certain Modco and CFW reinsurance arrangements with embedded derivatives related to the withheld assets of the related funds. These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements. Changes in the estimated fair value of these derivatives are recorded in net income as they occur. Offsetting these amounts are corresponding changes in the estimated fair value of trading securities in portfolios that support these arrangements.

We also distribute indexed annuity contracts. These contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500 Index(R). Contract holders may elect to rebalance index options at renewal dates, either annually or biannually. At each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, subject to minimum guarantees. We purchase S&P 500 Index(R) call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period. The mark-to-market of the options held impacts net investment income and generally offsets the change in value of the embedded derivative within the indexed annuity, which is recorded as a component of interest credited to contract holders. SFAS 133 requires that we calculate fair values of index options we may purchase in the future to hedge contract holder index allocations in future reset periods. These fair values represent an estimate of the cost of the options we will purchase in the future, discounted back to the date of the Consolidated Balance Sheets, using current market indicators of volatility and interest rates. Changes in the fair values of these liabilities are included in interest credited. The notional amounts of contract holder fund balances allocated to the equity-index options were $2.9 billion and $2.4 billion as of December 31, 2007 and 2006, respectively.

We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. Outstanding derivative instruments with off-balance-sheet risks, shown in notional amounts along with their carrying values and estimated fair values (in millions), were as follows:

                                                                 AS OF DECEMBER 31,
                                                    ----------------------------------------------
                                                                             ASSETS  (LIABILITIES)
                                                                            ----------------------
                                                    NOTIONAL AMOUNTS        CARRYING OR FAIR VALUE
                                                    ------------------      ----------------------
                                                     2007        2006        2007            2006
                                                    ------      ------      -----           -----
Cash flow hedges
  Interest rate swap agreements                     $1,372      $1,188      $  (5)          $   8
  Foreign currency swaps                               366          86        (17)             (7)
  Call options (based on LNC stock)                     --          --          1               4
                                                    ------      ------      -----           -----
    Total cash flow hedges                           1,738       1,274        (21)              5
                                                    ------      ------      -----           -----

All other derivative instruments
  Interest rate cap agreements                       4,100       5,950          2               3
  Credit default swaps                                  60          20         --              --
  Call options (based on LNC stock)                      1           1         13              18
  Call options (based on S&P 500 Index(R))           2,858       2,357        149             185
                                                    ------      ------      -----           -----
    Total other derivative instruments               7,019       8,328        164             206

Embedded derivatives per SFAS 133                       --          --       (412)           (132)
                                                    ------      ------      -----           -----
      Total derivative instruments(1)               $8,757      $9,602      $(269)          $  79
                                                    ======      ======      =====           =====

----------
(1) Total derivative instruments as of December 31, 2007 were composed of an asset of $172 million recorded in derivative investments, a $230 million liability recorded in other contract holder funds and a liability of $211 million recorded in reinsurance related derivative liability on our Consolidated Balance Sheets. Total derivative instruments as of December 31, 2006 were composed of an asset of $245 million recorded in derivative investments, a $52 million contra-liability recorded in future contract benefits and a liability of $218 million recorded in reinsurance related derivative liability on our Consolidated Balance Sheets.

DERIVATIVE INSTRUMENTS DESIGNATED AS CASH FLOW HEDGES

We designate and account for the following as cash flow hedges, when they have met the requirements of SFAS 133: 1) interest rate swap agreements; 2) foreign currency swaps; and 3) call options on LNC stock. We recognized a gain (loss) of $1 million and $(1) for the years ended December 31, 2007 and 2006, in net income as a component of realized investment gains and losses, related to the ineffective portion of cash flow hedges. We recognized a loss of $2 million for the year ended December 31, 2007, a gain of $2 million for the year ended December 31, 2006 and a loss of $2 million for the year ended December 31, 2005 in OCI related to the change in market value on derivative instruments that were designated and qualify as cash flow hedges.

Gains and losses on derivative contracts that qualify as cash-flow hedges are reclassified from accumulated OCI to current period earnings. As of December 31, 2007, $4 million of the deferred net gains on derivative instruments in accumulated OCI were expected to be reclassified to earnings during 2008. This reclassification is primarily due to the receipt of interest payments associated with variable rate securities and forecasted purchases, payment of interest on our senior debt, the receipt of interest payments associated with foreign currency securities and the periodic vesting of stock appreciation rights ("SARs").

For the years ended December 31, 2007, 2006 and 2005, there were no material reclassifications to earnings due to hedged firm commitments no longer deemed probable or due to hedged forecasted transactions that had not occurred by the end of the originally specified time period.

INTEREST RATE SWAP AGREEMENTS
We use a portion of our interest rate swap agreements to hedge our exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price level, performance or value of one or more underlying interest rates. We are required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receive a fixed payment from the counterparty, at a predetermined interest rate. The net receipts/payments from these interest rate swaps are recorded in net investment income. Gains or losses on interest rate swaps hedging our interest rate exposure on floating rate bond coupon payments are reclassified from accumulated OCI to net income as the related bond interest is accrued. The open interest rate swap positions as of December 31, 2007 expire in 2008 through 2026.

FOREIGN CURRENCY SWAPS
We use foreign currency swaps, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a specified rate of exchange in the future. Gains or losses on foreign currency swaps hedging foreign exchange risk exposure on foreign currency bond coupon payments are reclassified from accumulated OCI to net income as the related bond interest is accrued. The open foreign currency swap positions as of December 31, 2007 expire in 2014 through 2022.

CALL OPTIONS (BASED ON LNC STOCK)
We use call options on LNC stock to hedge the expected increase in liabilities arising from SARs granted on LNC stock. Upon option expiration, the payment, if any, is the increase in LNC stock price over the strike price of the option applied to the number of contracts. Call options hedging vested SARs are not eligible for hedge accounting and are marked-to-market through net income. Call options hedging non-vested SARs are eligible for hedge accounting and are accounted for as cash flow hedges of the forecasted vesting of the SAR liabilities. To the extent that the cash flow hedges are effective, changes in the fair value of the call options are recorded in accumulated OCI. Amounts recorded in OCI are reclassified to net income upon vesting of the related SARs. Our call option positions will be maintained until such time the related SARs are either exercised or expire and our SARs liabilities are extinguished. The SARs expire five years from the date of grant.

ALL OTHER DERIVATIVE INSTRUMENTS

We use various other derivative instruments for risk management and income generation purposes that either do not qualify for hedge accounting treatment or have not currently been designated by us for hedge accounting treatment.

INTEREST RATE CAP AGREEMENTS
The interest rate cap agreements entitle us to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such quarterly payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of our interest rate cap agreement program is to provide a level of protection from the effect of rising interest rates for our annuity business, within both our Individual Markets and Employer Markets businesses. The interest rate cap agreements provide an economic hedge of the annuity line of business. However, the interest rate cap agreements do not qualify for hedge accounting under SFAS 133. The open interest rate cap agreements as of December 31, 2007 expire in 2008 through 2011.

CREDIT DEFAULT SWAPS
We buy credit default swaps to hedge against a drop in bond prices due to credit concerns of certain bond issuers. A credit default swap allows us to put the bond back to the counterparty at par upon a default event by the bond issuer. A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring. Our credit default swaps are not currently qualified for hedge accounting under SFAS 133, as amounts are insignificant. As of December 31, 2007, we had no outstanding purchased credit default swaps.

We also sell credit default swaps to offer credit protection to investors. The credit default swaps hedge the investor against a drop in bond prices due to credit concerns of certain bond issuers. A credit default swap allows the investor to put the bond back to us at par upon a default event by the bond issuer. A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring. The open credit default swaps as of December 31, 2007 expire in 2010 through 2012.

CALL OPTIONS (BASED ON LNC STOCK)
We use call options on our stock to hedge the expected increase in liabilities arising from SARs granted on our stock. Call options hedging vested SARs are not eligible for hedge accounting treatment under SFAS 133. Mark-to-market changes are recorded in net income in underwriting, acquisition, insurance and other expenses on our Consolidated Statements of Income.

CALL OPTIONS (BASED ON S&P 500 INDEX(R))
We use indexed annuity contracts to permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500 Index(R). Contract holders may elect to rebalance index options at renewal dates, either annually or biannually. At each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, subject to minimum guarantees. We purchase call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period. The mark-to-market of the options held impacts net investment income and generally offsets the change in value of the embedded derivative within the indexed annuity, which is recorded as a component of interest credited on our Consolidated Statements of Income. The open positions as of December 31, 2007 expire in 2008 through 2009.

We also calculate fair values of index options we may purchase in the future to hedge contract holder index allocations in future reset periods. These fair values represent an estimate of the cost of the options we will purchase in the future, discounted back to the date of the Consolidated Balance Sheets, using current market indicators of volatility and interest rates. Changes in the fair values of these liabilities are included as a component of interest credited on our Consolidated Statements of Income.

EMBEDDED DERIVATIVES

DEFERRED COMPENSATION PLANS
We have certain deferred compensation plans that have embedded derivative instruments. The liability related to these plans varies based on the investment options selected by the participants. The liability related to certain investment options selected by the participants is marked-to-market through net income in underwriting, acquisition, insurance and other expenses on our Consolidated Statements of Income.

MODCO AND CFW ARRANGEMENTS
We are involved in various Modco and CFW reinsurance arrangements that have embedded derivatives. The change in fair value of the embedded derivatives, as well as the gains or losses on trading securities supporting these arrangements, are recorded in net income as realized gains or losses on our Consolidated Statements of Income.

VARIABLE ANNUITY PRODUCTS
We have certain variable annuity products with GMWB and GIB features that are embedded derivatives. The change in fair value of the embedded derivatives flows through net income as benefits on our Consolidated Statements of Income. As of December 31, 2007 and 2006, we had approximately $18.9 billion and $13.8 billion, respectively, of separate account values that were attributable to variable annuities with a GMWB feature. As of December 31, 2007 and 2006, we had approximately $4.9 billion and $2.7 billion, respectively, of separate account values that were attributable to variable annuities with a GIB feature. All of the outstanding contracts with a GIB feature are still in the accumulation phase.

We implemented a hedging strategy designed to mitigate the income statement volatility caused by changes in the equity markets, interest rates, and volatility associated with GMWB and GIB features. The hedging strategy is designed such that changes in the value of the hedge contracts move in the opposite direction of changes in the value of the embedded derivatives of the GMWB and GIB contracts subject to the hedging strategy. While we actively manage our hedge positions, these hedge positions may not be totally effective in offsetting changes in the embedded derivative due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and our ability to purchase hedging instruments at prices consistent with our desired risk and return trade-off.

AVAILABLE-FOR-SALE SECURITIES
We own various debt securities that either: 1) contain call options to exchange the debt security for other specified securities of the borrower, usually common stock; or 2) contain call options to receive the return on equity-like indexes. These embedded derivatives have not been qualified for hedge accounting treatment under SFAS 133; therefore, the change in fair value of the embedded derivatives flows through net investment income.

ADDITIONAL DERIVATIVE INFORMATION

Income other than realized gains and losses for the agreements and contracts described above amounted to $7 million, $78 million and $14 million during the years ended December 31, 2007, 2006 and 2005, respectively.

We have used certain other derivative instruments in the past for hedging purposes. Although other derivative instruments may have been used in the past, derivative types that were not outstanding from January 1, 2005 through December 31, 2007 are not discussed in this disclosure.

CREDIT RISK

We are exposed to credit loss in the event of nonperformance by our counterparties on various derivative contracts. However, we do not anticipate nonperformance by any of the counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. Additionally, we maintain a policy of requiring all derivative contracts to be governed by an International Swaps and Derivatives Association ("ISDA") Master Agreement. We and LNC are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements. Under some ISDA agreements we have agreed to maintain certain financial strength or claims-paying ratings. A downgrade below these levels could result in termination of the derivatives contract at which time any amounts payable by us would be dependent on the market value of the underlying derivative contract. In certain transactions, we and the counterparty have entered into a collateral support agreement requiring us to post collateral upon significant downgrade. We do not believe the inclusion of termination or collateralization events pose any material threat to our liquidity position. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor. As of December 31, 2007 and 2006, the exposure was $164 million and $176 million, respectively.

--------------------------------------------------------------------------------
6. FEDERAL INCOME TAXES

The federal income tax expense (in millions) was as follows:

                                            FOR THE YEARS
                                          ENDED DECEMBER 31,
                                          ------------------
                                          2007   2006   2005
                                          ----   ----   ----
Current                                   $372   $244   $111
Deferred                                   132    216    112
                                          ----   ----   ----
  Total federal income tax expense        $504   $460   $223
                                          ====   ====   ====

The effective tax rate on pre-tax income was lower than the prevailing corporate federal income tax rate. Included in tax-preferred investment income was a separate account dividend received deduction benefit of $88 million, $80 million and $55 million for the years ended December 31, 2007, 2006 and 2005, respectively, exclusive of any prior years' tax return resolution.

A reconciliation of the effective tax rate differences (dollars in millions) was as follows:

                                                     FOR THE YEARS
                                                   ENDED DECEMBER 31,
                                               ------------------------
                                                2007     2006     2005
                                               -----    -----    -----
Tax rate of 35% times pre-tax income           $ 610    $ 568    $ 303
Effect of:
  Tax-preferred investment income                (88)     (80)     (63)
  Tax credits                                    (22)     (21)     (14)
  Other                                            4       (7)      (3)
                                               -----    -----    -----
    Provision for income taxes                 $ 504    $ 460    $ 223
                                               =====    =====    =====
  Effective tax rate                              29%      28%      26%
                                               =====    =====    =====

The federal income tax liability (in millions), which is included in other liabilities on our Consolidated Balance Sheets, was as follows:

                                            AS OF DECEMBER 31,
                                            2007          2006
                                            ----          ----
Current                                     $390          $ 13
Deferred                                     239           615
                                            ----          ----
  Total federal income tax liability        $629          $628
                                            ====          ====

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

                                                                     AS OF DECEMBER 31,
                                                                    --------------------
                                                                     2007          2006
                                                                    ------        ------
DEFERRED TAX ASSETS
Future contract benefits and other contract holder funds            $1,904        $1,473
Reinsurance deferred gain                                              244           265
Net operating and capital loss carryforwards                            --            23
Modco embedded derivative                                               74            76
Postretirement benefits other than pensions                              8             7
Compensation and benefit plans                                         175           149
Ceding commission asset                                                  7             9
Other                                                                  139           147
                                                                    ------        ------
    Total deferred tax assets                                        2,551         2,149
                                                                    ------        ------
DEFERRED TAX LIABILITIES
DAC                                                                  1,962         1,555
Net unrealized gain on available-for-sale securities                    47           306
Net unrealized gain on trading securities                               71            74
Present value of business in-force                                     589           619
Other                                                                  121           210
                                                                    ------        ------
    Total deferred tax liabilities                                   2,790         2,764
                                                                    ------        ------
      Net deferred tax liability                                    $  239        $  615
                                                                    ======        ======

LNL and its affiliates, with the exception of JPL, JPFIC and JPLA as noted below, are part of a consolidated federal income tax filing with LNC. JPL filed a separate federal income tax return until its merger with LNL on April 2, 2007. JPFIC filed a separate federal income tax return until its merger into LNL on July 2, 2007. JPLA was part of a consolidated federal income tax filing with JPFIC until its merger into LNL on April 2, 2007.

We are required to establish a valuation allowance for any gross deferred tax assets that are unlikely to reduce taxes payable in future years' tax returns. As of December 31, 2007 and 2006, we concluded that it was more likely than not that all gross deferred tax assets will reduce taxes payable in future years. Accordingly, no valuation allowance was necessary as of December 31, 2007 and 2006.

Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders Surplus." On October 22, 2004, President Bush signed into law the "American Jobs Creation Act of 2004." In 2005 and 2006, the additional tax imposed on distributions from the special tax account, "Policyholders Surplus," was suspended. In addition, the statute provided that distributions made during the two-year suspension period would first reduce the Policyholders Surplus account balance. Our 2005 and 2006 dividend activity along with that of our insurance subsidiaries eliminated the account balance during the suspension period.

As discussed in Note 2, we adopted FIN 48 on January 1, 2007 and had unrecognized tax benefits of $272 million, of which $134 million, if recognized, would impact our income tax expense and our effective tax rate. We anticipate a change to our unrecognized tax benefits within the next 12 months in the range of $0 to $12 million. A reconciliation of the unrecognized tax benefits (in millions) was as follows:

                                                 FOR THE YEAR
                                                    ENDED
                                                 DECEMBER 31,
                                                     2007
                                                 ------------
Balance at beginning-of-year                     $        272
  Increases for prior year tax positions                    5
  Decreases for prior year tax positions                   (1)
  Increases for current year tax positions                 21
  Decreases for current year tax positions                 (7)
                                                 ------------
    Balance at end-of-year                       $        290
                                                 ============

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense.

During the years ended December 31, 2007, 2006 and 2005, we recognized interest and penalty expense related to uncertain tax positions of $19 million, $13 million and $3 million, respectively. We had accrued interest and penalty expense related to the unrecognized tax benefits of $64 million and $45 million as of December 31, 2007 and 2006, respectively.

The LNC consolidated group is subject to annual tax examinations from the Internal Revenue Service ("IRS"). During the first quarter of 2006, the IRS completed its examination for the tax years 1999 through 2002 with assessments resulting in a payment that was not material to the results of operations. In addition to taxes assessed and interest, the payment included a deposit relating to a portion of the assessment, which LNC continues to challenge. LNC believes this portion of the assessment is inconsistent with existing law and is protesting it through the established IRS appeals process. We do not anticipate that any adjustments that might result from such audits would be material to our results of operations or financial condition. The LNC consolidated group is currently under audit by the IRS for years 2003 and 2004. The former Jefferson-Pilot Corporation and its subsidiaries are currently under examination by the IRS for the years 2004 and 2005.

--------------------------------------------------------------------------------
7. DAC, VOBA and DSI

Changes in DAC (in millions) were as follows:

                                                                     FOR THE YEARS
                                                                   ENDED DECEMBER 31,
                                                              ---------------------------
                                                                2007      2006      2005
                                                              -------   -------   -------
Balance at beginning-of-year                                  $ 4,577   $ 3,676   $ 2,904
  Cumulative effect of adoption of SOP 05-1                       (31)       --        --
  Dividend of FPP                                                (246)       --        --
  Deferrals                                                     2,002     1,479       934
  Amortization, net of interest:
    Unlocking                                                      29        25       111
    Other amortization                                           (710)     (651)     (538)
  Adjustment related to realized (gains) losses on
    available-for-sale securities and derivatives                  48       (38)      (48)
  Adjustment related to unrealized losses on
    available-for-sale securities and derivatives                  96        86       313
                                                              -------   -------   -------
      Balance at end-of-year                                  $ 5,765   $ 4,577   $ 3,676
                                                              =======   =======   =======

For the year ended December 31, 2007, the unlocking total includes $26 million in prospective unlocking from updates to assumptions for experience, $(50) million in model refinements and $53 million in retrospective unlocking. For the year ended December 31, 2006, the unlocking total includes $(9) million in prospective unlocking from updates to assumptions for experience, $(2) million in model refinements and $36 million in retrospective unlocking. For the year ended December 31, 2005, the unlocking total includes $90 million in prospective unlocking from updates to assumptions for experience and $21 million in retrospective unlocking.

Changes in VOBA (in millions) were as follows:

                                                                     FOR THE YEARS
                                                                   ENDED DECEMBER 31,
                                                              -------------------------
                                                                2007      2006     2005
                                                              -------   -------   -----
Balance at beginning-of-year                                  $ 3,032   $   742   $ 819
  Cumulative effect of adoption of SOP 05-1                       (35)       --      --
  Business acquired                                                14     2,478      --
  Deferrals                                                        46        96      --
  Amortization:
    Unlocking                                                      25         9     (11)
    Other amortization                                           (416)     (347)   (111)
  Accretion of interest                                           125       111      45
  Adjustment related to realized gains on
    available-for-sale securities and derivatives                  (6)       (9)     --
  Adjustment related to unrealized (gains) losses on
    available-for-sale securities and derivatives                  24       (48)     --
                                                              -------   -------   -----
      Balance at end-of-year                                  $ 2,809   $ 3,032   $ 742
                                                              =======   =======   =====

For the year ended December 31, 2007, the unlocking total includes $14 million in prospective unlocking from updates to assumptions for experience, $(2) million in model refinements and $13 million in retrospective unlocking. For the year ended December 31, 2006, the unlocking total includes $5 million in prospective unlocking from updates to assumptions for experience and $4 million in retrospective unlocking. For the year ended December 31, 2005, the unlocking total includes $(9) million in prospective unlocking from updates to assumptions for experience and $(2) million in retrospective unlocking.

Estimated future amortization of VOBA (in millions), net of interest, as of December 31, 2007 was as follows:

2008                $  276
2009                   252
2010                   238
2011                   208
2012                   191
Thereafter           1,668
                     -----
  Total             $2,833
                    ======

Changes in DSI (in millions) were as follows:

                                                          FOR THE YEARS
                                                       ENDED DECEMBER 31,
                                                     ---------------------
                                                      2007    2006    2005
                                                     -----   -----   -----
Balance at beginning-of-year                         $ 194   $ 129   $  85
  Cumulative effect of adoption of SOP 05-1             (3)     --      --
  Deferrals                                            117      86      60
  Amortization, net of interest:
    Unlocking                                            2       4       3
    Other amortization                                 (31)    (25)    (19)
                                                     -----   -----   -----
      Balance at end-of-year                         $ 279   $ 194   $ 129
                                                     =====   =====   =====

For the year ended December 31, 2007, the unlocking total includes $2 million in prospective unlocking from updates to assumptions for experience, $(1) million in model refinements and $1 million in retrospective unlocking. For the year ended December 31, 2006, the unlocking total includes $1 million in prospective unlocking from updates to assumptions for experience and $3 million in retrospective unlocking. For the year ended December 31, 2005, the unlocking total includes $2 million in prospective unlocking from updates to assumptions for experience and $1 million in retrospective unlocking.

--------------------------------------------------------------------------------
8. REINSURANCE

Reinsurance transactions included in insurance premiums (in millions), excluding amounts attributable to the indemnity reinsurance transaction with Swiss Re Life & Health America, Inc. ("Swiss Re"), were as follows:

                                                                FOR THE YEARS
                                                              ENDED DECEMBER 31,
                                                          -------------------------
                                                            2007      2006     2005
                                                          -------   -------   -----
Reinsurance assumed                                       $    12   $     8   $   1
Reinsurance ceded                                          (1,063)   (1,021)   (767)
                                                          -------   -------   -----
  Net reinsurance premiums and fees                       $(1,051)  $(1,013)  $(766)
                                                          =======   =======   =====

Reinsurance recoveries netted against benefits            $ 1,249   $   904   $ 722
                                                          =======   =======   =====

We cede insurance to other companies. The portion of risks exceeding our retention limits is reinsured with other insurers. We seek reinsurance coverage within the businesses that sell life insurance in order to limit our exposure to mortality losses and enhance our capital management.

Under our reinsurance program, we reinsure approximately 45% to 50% of the mortality risk on newly issued non-term life insurance contracts and approximately 40% to 45% of total mortality risk including term insurance contracts. Our policy for this program is to retain no more than $10 million on a single insured life issued on fixed and variable universal life insurance contracts. Additionally, the retention per single insured life for term life insurance and for corporate owned life insurance is $2 million for each type of insurance. Portions of our deferred annuity business have been reinsured on a Modco basis with other companies to limit our exposure to interest rate risks. As of December 31, 2007, the reserves associated with these reinsurance arrangements totaled $1.3 billion. To cover products other than life insurance, we acquire other insurance coverages with retentions and limits.

We obtain reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our principal reinsurers. Our reinsurance operations were acquired by Swiss Re in December 2001, through a series of indemnity reinsurance transactions. Swiss Re represents our largest reinsurance exposure. Under the indemnity reinsurance agreements, Swiss Re reinsured certain of our liabilities and obligations. As we are not relieved of our legal liability to the ceding companies, the liabilities and obligations associated with the reinsured contracts remain on our Consolidated Balance Sheets with a corresponding reinsurance receivable from Swiss Re, which totaled $4.0 billion at December 31, 2007. Swiss Re has funded a trust, with a balance of $1.8 billion as of December 31, 2007, to support this business. In addition to various remedies that we would have in the event of a default by Swiss Re, we continue to hold assets in support of certain of the transferred reserves. These assets consist of those reported as trading securities and certain mortgage loans. Our liabilities for funds withheld and embedded derivatives as of December 31, 2007, included $1.9 billion and $200 million, respectively, related to the business reinsured by Swiss Re.

We recorded the gain related to the indemnity reinsurance transactions on the business sold to Swiss Re as a deferred gain in the liability section of our Consolidated Balance Sheets in accordance with the requirements of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" ("SFAS 113"). The deferred gain is being amortized into income at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years. During 2007, 2006 and 2005 we amortized $55 million, $49 million and $49 million, after-tax, respectively, of deferred gain on the sale of the reinsurance operation.

Because of ongoing uncertainty related to personal accident business, the reserves related to these exited business lines carried on our Consolidated Balance Sheets as of December 31, 2007, may ultimately prove to be either excessive or deficient. For instance, in the event that future developments indicate that these reserves should be increased, under SFAS 113 we would record a current period non-cash charge to record the increase in reserves. Because Swiss Re is responsible for paying the underlying claims to the ceding companies, we would record a corresponding increase in reinsurance recoveries from Swiss Re. However, SFAS 113 does not permit us to take the full benefit in earnings for the recording of the increase in the reinsurance recoveries in the period of the change. Rather, we would increase the deferred gain recognized upon the closing of the indemnity reinsurance transaction with Swiss Re and would report a cumulative amortization "catch-up" adjustment to the deferred gain balance as increased earnings recognized in the period of change. Any amount of additional increase to the deferred gain above the cumulative amortization "catch-up" adjustment must continue to be deferred and will be amortized into income in future periods over the remaining period of expected run-off of the underlying business. We would not transfer any cash to Swiss Re as a result of these developments.

In the second quarter of 2007, we recognized increased reserves on the business sold and recognized a deferred gain that is being amortized into income at the rate that earnings are expected to emerge within a 15 year period. This adjustment resulted in a non-cash charge of $13 million, after-tax, to increase reserves, which was partially offset by a cumulative "catch-up" adjustment to the deferred gain amortization of $5 million, after-tax, for a total decrease to net income of $8 million. The impact of the accounting for reserve adjustments related to this reinsurance treaty is excluded from our definition of income from operations.

--------------------------------------------------------------------------------
9. GOODWILL AND SPECIFICALLY IDENTIFIABLE INTANGIBLE ASSETS

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

                                   FOR THE YEAR ENDED DECEMBER 31, 2007
                                --------------------------------------------
                                BALANCE AT   PURCHASE     DIVIDEND   BALANCE
                                BEGINNING-  ACCOUNTING       OF      AT END-
                                 OF-YEAR    ADJUSTMENTS     FPP      OF-YEAR
                                ----------  -----------   --------   -------
Individual Markets:
  Life Insurance                $    2,181  $        20   $     (2)  $ 2,199
  Annuities                          1,032           14         --     1,046
Employer Markets:
  Retirement Products                   20           --         --        20
  Group Protection                     281           (7)        --       274
                                ----------  -----------   --------   -------
    Total goodwill              $    3,514  $        27   $     (2)  $ 3,539
                                ==========  ===========   ========   =======

                                    FOR THE YEAR ENDED DECEMBER 31, 2006
                                --------------------------------------------
                                BALANCE AT   PURCHASE    DIVIDEND    BALANCE
                                BEGINNING-  ACCOUNTING     OF        AT END-
                                 OF-YEAR    ADJUSTMENTS    FPP       OF-YEAR
                                ----------  -----------  --------    -------
Individual Markets:
  Life Insurance                $      855  $     1,326  $     --    $ 2,181
  Annuities                             44          988        --      1,032
Employer Markets:
  Retirement Products                   20           --        --         20
  Group Protection                      --          281        --        281
                                ----------  -----------  --------    -------
    Total goodwill              $      919  $     2,595  $     --    $ 3,514
                                ==========  ===========  ========    =======

The gross carrying amounts and accumulated amortization (in millions) for each major specifically identifiable intangible asset class by reportable segment were as follows:

                                                                   AS OF DECEMBER 31,
                                                    ----------------------------------------------
                                                              2007                    2006
                                                    ----------------------  ----------------------
                                                     GROSS                   GROSS
                                                    CARRYING   ACCUMULATED  CARRYING   ACCUMULATED
                                                     AMOUNT   AMORTIZATION   AMOUNT   AMORTIZATION
                                                    --------  ------------  --------  ------------
Individual Markets -- Life Insurance:
  Sales force                                       $    100  $          7  $    100  $          3

Employer Markets -- Retirement Products:
  Mutual fund contract rights(1)                           3            --        --            --
                                                    --------  ------------  --------  ------------
    Total                                           $    103  $          7  $    100  $          3
                                                    ========  ============  ========  ============

----------
(1) No amortization recorded as the intangible asset has indefinite life.

Future estimated amortization of specifically identifiable intangible assets (in millions) as of December 31, 2007 was as follows:

2008                                                                                  $ 4
2009                                                                                    4
2010                                                                                    4
2011                                                                                    4
2012                                                                                    4
Thereafter                                                                             73
                                                                                      ---
  Total                                                                               $93
                                                                                      ===

--------------------------------------------------------------------------------
10. SEPARATE ACCOUNTS AND GUARANTEED BENEFIT FEATURES

We issue variable contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). We also issue variable annuity and life contracts through separate accounts that include various types of GMDB, GMWB and GIB features. The GMDB features include those where we contractually guarantee to the contract holder either (a) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"), (b) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), or (c) the highest contract value on any contract anniversary date through age 80 minus any payments or withdrawals following the contract anniversary ("anniversary contract value").

Information in the event of death on the GMDB features outstanding (dollars in millions) was as follows:

                                                         FOR THE YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                           2007       2006
                                                         --------   --------
RETURN OF NET DEPOSIT
Separate account value                                   $ 44,833   $ 38,306
Net amount at risk(1)                                          93         65
Average attained age of contract holders                 55 years   54 years
MINIMUM RETURN
Separate account value                                   $    355   $    405
Net amount at risk(1)                                          25         34
Average attained age of contract holders                 68 years   67 years
Guaranteed minimum return                                      5%         5%
ANNIVERSARY CONTRACT VALUE
Separate account value                                   $ 25,537   $ 22,487
Net amount at risk(1)                                         359        193
Average attained age of contract holders                 64 years   64 years

----------
(1) Represents the amount of death benefit in excess of the current account balance at the balance sheet date.

The determination of GMDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following summarizes the balances of and changes in the liabilities for GMDB (in millions), which were recorded in future contract benefits on our Consolidated Balance Sheets:

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                        -------------------
                                                         2007          2006
                                                        -----         -----
Balance at beginning-of-year                            $  23         $  15
  Cumulative effect of adoption of SOP 05-1                (4)           --
  Changes in reserves                                      25            14
  Benefits paid                                            (6)           (6)
                                                        -----         -----
Balance at end-of-year                                  $  38         $  23
                                                        =====         =====

The changes to the benefit reserves amounts above are reflected in benefits on our Consolidated Statements of Income.

Also included in benefits are the results of the hedging program, which included losses of $2 million and $5 million for GMDB in 2007 and 2006, respectively. We utilize a delta hedging strategy for variable annuity products with a GMDB feature, which uses futures on U.S.-based equity market indices to hedge against movements in equity markets. The hedging strategy is designed so that changes in the value of the hedge contracts move in the opposite direction of equity market driven changes in the reserve for GMDB contracts subject to the hedging strategy. While we actively manage our hedge positions, these hedge positions may not be totally effective to offset changes in the reserve due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments or our ability to purchase hedging instruments at prices consistent with our desired risk and return trade-off.

Account balances of variable annuity contracts with guarantees (in millions) were invested in separate account investment options as follows:

                                                                     AS OF DECEMBER 31,
                                                                   ---------------------
                                                                     2007          2006
                                                                   -------       -------
ASSET TYPE
Domestic equity                                                    $44,982       $39,260
International equity                                                 8,076         5,905
Bonds                                                                8,034         6,399
Money market                                                         6,545         5,594
                                                                   -------       -------
  Total                                                            $67,637       $57,158
                                                                   =======       =======
Percent of total variable annuity separate account values               97%           87%



--------------------------------------------------------------------------------
11. OTHER CONTRACT HOLDER FUNDS

Details of other contract holder funds (in millions) were as follows:

                                                            AS OF DECEMBER 31,
                                                          ---------------------
                                                            2007          2006
                                                          -------       -------
Account values and other contract holder funds            $56,668       $57,383
Deferred front-end loads                                      768           572
Contract holder dividends payable                             524           531
Premium deposit funds                                         113           130
Undistributed earnings on participating business               95           102
                                                          -------       -------
    Total other contract holder funds                     $58,168       $58,718
                                                          =======       =======

--------------------------------------------------------------------------------
12. SHORT-TERM AND LONG-TERM DEBT

Details underlying short-term and long-term debt (in millions) were as follows:

                                                AS OF DECEMBER 31,
                                               --------------------
                                                2007          2006
                                               ------        ------
Short-term debt(1)                             $   18        $   21
Note due LNC, due September 2008                  155            --
                                               ------        ------
  Total short-term debt                        $  173        $   21
                                               ======        ======
Long-term debt:
  Note due LNC, due September 2008             $   --        $  139
  LIBOR + 1.00% note, due 2037                    375            --
  Surplus Notes due LNC:
    9.76% surplus note, due 2024                   50            50
    6.56% surplus note, due 2028                  500           500
    6.03% surplus note, due 2028                  750           750
                                               ------        ------
      Total surplus notes                       1,300         1,300
                                               ------        ------
        Total long-term debt                   $1,675        $1,439
                                               ======        ======

----------
(1)  The short-term debt represents short-term notes payable to LNC.

A consolidated subsidiary of LNL issued a note for an amount not to exceed $150 million to LNC in 2006. Also in 2006, the Board of Directors of LNC issued a Board Certificate guaranteeing that the consolidated subsidiary of LNL will maintain capital and surplus sufficient to meet the statutory surplus requirements of the insurance regulatory authority for the consolidated subsidiary of LNL and provide funds in cash to the consolidated subsidiary of LNL to ensure the timely payment of its obligations. Pursuant to that Board Certificate, as of December 31, 2007, $155 million had been advanced to us. This note calls for us to pay the principal amount of the notes on or before September 30, 2008 and interest to be paid monthly at a rate equal to the Federal Reserve Board's 30 day AA- financial commercial paper rate plus ten basis points.

On October 9, 2007, we issued a note of $375 million to LNC. This note calls for us to pay the principal amount of the note on or before October 9, 2037 and interest to be paid quarterly at an annual rate of LIBOR + 1.00%.

During 2007, our surplus note for $50 million to HARCO Capital Corporation was transferred to LNC. This note calls for us to pay the principal amount of the note on or before September 30, 2024 and interest to be paid semiannually at an annual rate of 9.76%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part twice per year. Any payment of interest or repayment of principal may be paid only if we have obtained the prior written approval of the Indiana Insurance Commissioner, have adequate earned surplus funds for such payment and if such payment would not cause us to violate the statutory capital requirements as set forth in the General Statutes of Indiana.

We issued a surplus note for $500 million to LNC in 1998. This note calls for us to pay the principal amount of the notes on or before March 31, 2028 and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note. Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital surplus as of the date of note issuance of $2.3 billion, and subject to approval by the Indiana Insurance Commissioner.

We issued a surplus note for $750 million to LNC in 1998. This note calls for us to pay the principal amount of the notes on or before December 31, 2028 and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note. Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital surplus as of the date of note issuance of $2.4 billion, and subject to approval by the Indiana Insurance Commissioner.

--------------------------------------------------------------------------------
13. CONTINGENCIES AND COMMITMENTS

CONTINGENCIES

REGULATORY AND LITIGATION MATTERS
Federal and state regulators continue to focus on issues relating to fixed and variable insurance products, including, but not limited to, suitability, replacements and sales to seniors. Like others in the industry, we have received inquiries including requests for information regarding sales to seniors from the Financial Industry Regulation Authority. We are in the process of responding to these inquiries. We continue to cooperate fully with such authority.

In the ordinary course of its business, LNL is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of LNL. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is possible that an adverse outcome in certain matters could be material to our operating results for any particular reporting period.

COMMITMENTS

LEASES
We lease our home office in Fort Wayne, Indiana through sale-leaseback agreements. The agreements provide for a 25-year lease period with options to renew for six additional terms of five years each. The agreements also provide us with the right of first refusal to purchase the properties during the terms of the lease, including renewal periods, at a price defined in the agreements. We also have the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease period ending in 2009 or the last day of any of the renewal periods. In 2006, we exercised the right and option to extend the Fort Wayne lease for two extended terms such that the lease shall expire in 2019. We retain our right and option to exercise the remaining four extended terms of 5 years each in accordance with the lease agreement.

Total rental expense on operating leases for the years ended December 31, 2007, 2006 and 2005 was $56 million, $47 million and $55 million, respectively. Future minimum rental commitments (in millions) as of December 31, 2007 were as follows:

2008                                                                                    $ 47
2009                                                                                      32
2010                                                                                      21
2011                                                                                      16
2012                                                                                      12
Thereafter                                                                                33
----                                                                                    ----
  Total                                                                                 $161
                                                                                        ====

INFORMATION TECHNOLOGY COMMITMENT
In February 1998, LNC signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. In February 2004, LNC completed renegotiations and extended the contract through Febru-ary 2010. Annual costs are dependent on usage but are expected to be approximately $8 million.

VULNERABILITY FROM CONCENTRATIONS
As of December 31, 2007, we did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business; or 3) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to our financial position.

Although we do not have any significant concentration of customers, our American Legacy Variable Annuity product offered in our Individual Markets - Annuities segment is significant to this segment. The American Legacy Variable Annuity product accounted for 46%, 48% and 48% of Individual Markets - Annuities variable annuity product deposits in December 31, 2007, 2006 and 2005, respectively, and represented approximately 66%, 67% and 67% of our total Individual Markets - Annuities variable annuity product account values as of December 31, 2007, 2006 and 2005 respectively. In addition, fund choices for certain of our other variable annuity products offered in our Individual Markets -Annuities segment include American Fund Insurance Series(SM)("AFIS") funds. For the Individual Markets - Annuities segment, AFIS funds accounted for 55%, 58% and 57% of variable annuity product deposits in 2007, 2006 and 2005 respectively and represented 75% of the segment's total variable annuity product account values as of December 31, 2007, 2006 and 2005.

OTHER CONTINGENCY MATTERS
State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. We have accrued for expected assessments net of estimated future premium tax deductions.

GUARANTEES
We have guarantees with off-balance-sheet risks having contractual values of $2 million and $3 million as of December 31, 2007 and 2006, respectively, whose contractual amounts represent credit exposure. We have sold commercial mortgage loans through grantor trusts, which issued pass-through certificates. We have agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. In case of default by borrowers, we have recourse to the underlying real estate. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default, the impact would not be material to us. These guarantees expire in 2009.

--------------------------------------------------------------------------------
14. STOCKHOLDER'S EQUITY

STOCKHOLDER'S EQUITY

All authorized and issued shares of LNL are owned by LNC.

ACCUMULATED OCI

The following summarizes the components and changes in accumulated OCI (in millions):

                                                                                                       FOR THE YEARS ENDED
                                                                                                           DECEMBER 31,
                                                                                                      ---------------------

                                                                                                      2007    2006    2005
                                                                                                      -----   -----   -----
UNREALIZED GAINS ON AVAILABLE-FOR-SALE SECURITIES
Balance at beginning-of-year                                                                          $ 421   $ 452   $ 781
Other comprehensive income (loss):
  Unrealized holding losses arising during the year                                                    (871)    (96)   (805)
  Change in DAC, VOBA and other contract holder funds                                                   177      29     269
  Income tax benefit                                                                                    243      23     188
  Change in foreign currency exchange rate adjustment                                                    18       5       5
  Less:
    Reclassification adjustment for gains (losses) included in net income                              (164)     24      32
    Associated amortization of DAC, VOBA, DSI, DFEL and changes in other contract holder funds           29     (37)    (53)
    Income tax benefit                                                                                   47       5       7
                                                                                                      -----   -----   -----
        Balance at end-of-year                                                                        $  76   $ 421   $ 452
                                                                                                      =====   =====   =====

                                                                                                      FOR THE YEARS ENDED
                                                                                                         DECEMBER 31,
                                                                                                      -------------------
                                                                                                      2007    2006   2005
                                                                                                      ----    ----   ----
UNREALIZED GAINS (LOSSES) ON DERIVATIVE INSTRUMENTS
Balance at beginning-of-year                                                                          $ (9)   $  7   $ 14
Other comprehensive income (loss):
  Unrealized holding gains (losses) arising during the year                                             14     (22)     5
  Change in DAC, VOBA and other contract holder funds                                                   (6)      1     (7)
  Income tax benefit                                                                                    11       2     (6)
  Change in foreign currency exchange rate adjustment                                                  (30)      4     --
  Less:
    Reclassification adjustment for (gains) losses included in net income                               (2)      2     (2)
    Associated amortization of DAC, VOBA, DSI, DFEL and changes in other contract holder funds           1      --      1
    Income tax expense                                                                                  --      (1)    --
                                                                                                      ----    ----   ----
        Balance at end-of-year                                                                        $(19)   $ (9)  $  7
                                                                                                      ====    ====   ====

MINIMUM PENSION LIABILITY ADJUSTMENT
Balance at beginning-of-year                                                                          $ --    $ (6)  $(13)
Other comprehensive income (loss):
  Adjustment arising during the year                                                                    --       6      7
                                                                                                      ----    ----   ----
        Balance at end-of-year                                                                        $ --    $ --   $ (6)
                                                                                                      ====    ====   ====

FUNDED STATUS OF EMPLOYEE BENEFIT PLANS
Balance at beginning-of-year                                                                          $  4    $ --   $ --
Other comprehensive income (loss):
  Adjustment arising during the year                                                                   (13)     --     --
  Income tax benefit                                                                                     5      --     --
  Adjustment for adoption of SFAS 158, net of tax                                                       --       4     --
                                                                                                      ----    ----   ----
        Balance at end-of-year                                                                        $ (4)   $  4   $ --
                                                                                                      ====    ====   ====

--------------------------------------------------------------------------------
15. UNDERWRITING, ACQUISITION, INSURANCE, RESTRUCTURING AND OTHER EXPENSES

Details underlying underwriting, acquisition, insurance and other expenses (in millions) were as follows:

                                                                        FOR THE YEARS ENDED
                                                                           DECEMBER 31,
                                                                   ---------------------------
                                                                     2007      2006      2005
                                                                   -------   -------   -------
Commissions                                                        $ 2,051   $ 1,527   $   899
General and administrative expenses                                  1,234     1,093       965
DAC and VOBA deferrals and interest, net of amortization            (1,101)     (722)     (430)
Other intangibles amortization                                           4         3        --
Taxes, licenses and fees                                               192       158        81
Merger-related expenses                                                 92        27        29
                                                                   -------   -------   -------
    Total                                                          $ 2,472   $ 2,086   $ 1,544
                                                                   =======   =======   =======

All restructuring charges are included in underwriting, acquisition, insurance and other expenses primarily within Other Operations on our Consolidated Statements of Income in the year incurred and are reflected within merger-related expenses in the table above.

2006 RESTRUCTURING PLAN

Upon completion of LNC's merger with Jefferson-Pilot, a restructuring plan was implemented relating to the integration of LNC's legacy operations with those of Jefferson-Pilot. The realignment will enhance productivity, efficiency and scalability while positioning LNC and its affiliates for future growth.

Details underlying reserves for restructuring charges (in millions) were as follows:

                                                                                            TOTAL
                                                                                            -----
Restructuring reserve at December 31, 2006                                                  $   7
Amounts incurred in 2007
  Employee severance and termination benefits                                                   6
  Other                                                                                        14
                                                                                            -----
    Total 2007 restructuring charges                                                           20
Amounts expended in 2007                                                                      (25)
      Restructuring reserve at December 31, 2007                                            $   2
Additional amounts expended in 2007 that do not qualify as restructuring charges            $  72
Total expected costs                                                                          180
Expected completion date: 4th Quarter 2009

The total expected costs include both restructuring charges and additional expenses that do not qualify as restructuring charges that are associated with the integration activities. In addition, involuntary employee termination benefits were recorded in goodwill as part of the purchase price allocation, see
Note 3. Merger integration costs relating to employee severance and termination benefits of $13 million were included in other liabilities in the purchase price allocation. In the first quarter of 2007, an additional $9 million was recorded to goodwill and other liabilities as part of the final adjustment to the purchase price allocation related to employee severance and termination benefits.

--------------------------------------------------------------------------------
16. EMPLOYEE BENEFIT PLANS

Our employees, other than our U.S. insurance agents, are included in LNC's various benefit plans that provide for pension and other postretirement benefit plans, 401(k) and profit sharing plans and deferred compensation plans. Our U.S. insurance agents are included in various plans sponsored by either LNL or LNC, including pension and other postretirement benefit plans, 401(k) and profit sharing plans and deferred compensation plans.

PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

LNC maintains funded defined benefit pension plans for most of its U.S. employees, including those of LNL, and prior to January 1, 1995, most full-time agents, including those of LNL. All benefits accruing under the defined benefit plan for agents were frozen as of December 31, 1994. On May 1, 2007, LNC announced plans to change the retirement benefits provided to employees, including those of LNL, including the "freeze" or cessation of benefit accruals under LNC's primary traditional defined benefit pension plans. The freeze became effective December 31, 2007. This prospective change in benefits will not impact any of the pension retirement benefits that were accrued up through December 31, 2007.

Effective January 1, 2002, the employees' pension plan was converted to a cash balance formula. Eligible employees retiring before 2012 will have their benefits, which were frozen effective December 31, 2007, calculated under both the old final average pay formula and the cash balance formula and will receive the greater of the two calculations. Employees retiring in 2012 or after will receive their frozen benefit under the cash balance formula. Benefits under the cash balance formula will continue to accrue interest credits. Benefits under the final average pay formula are based on total years of service and the highest 60 months of compensation during the last 10 years of employment. Under the cash balance formula, employees have guaranteed account balances that earn annual benefit credits and interest credits each year. Annual benefit credits are based on years of service and base salary plus bonus.

As a result of the merger with Jefferson-Pilot, LNC maintains funded defined benefit pension plans for the former U.S. employees and agents of Jefferson-Pilot. Eligible retiring employees receive benefits based on years of service and final average earnings. The plans were funded through group annuity contracts with LNL. The assets of the plans were those of the related contracts, and were primarily held our separate accounts. During the fourth quarter of 2007, the group annuity contracts were liquidated. The assets were moved to a tax-exempt trust and are invested as described in the Plan Assets section below.

The plans are funded by contributions to tax-exempt trusts. Our funding policy is consistent with the funding requirements of Federal law and regulations. Contributions were intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future. Effective January 1, 2005, LNC amended the employees' pension plan to include 100% of eligible bonus amounts as compensation under the cash balance formula only.

During 2006 and 2007, LNC sponsored three types of unfunded, nonqualified, defined benefit plans for certain U.S. employees and agents, including those of
LNL: the Salary Continuation Plan for Executives of Lincoln National Corporation and Affiliates (the "ESC"), the Jefferson-Pilot Executive Special Supplemental Benefit Plan (the "ESSB") and supplemental retirement plans, a salary continuation plan and supplemental executive retirement plans. As a result of the merger with Jefferson-Pilot, LNC also sponsored an unfunded, nonqualified supplemental retirement plan for certain former employees of Jefferson-Pilot. The supplemental retirement plans provided defined benefit pension benefits in excess of limits imposed by Federal tax law.

The ESC and ESSB were terminated effective December 31, 2007. The accrued benefits under the ESC and the ESSB on that date were converted to actuarial equivalent lump sum amounts and credited to special opening accounts (the "ESC Opening Balance Account" and the "ESSB Opening Balance Account") in the Lincoln National Corporation Deferred Compensation & Supplemental/Excess Retirement Plan (the "DC SERP"), which was formerly known as The Lincoln National Corporation Executive Deferred Compensation Plan for Employees. In both cases, the accrued benefits were calculated as if our executives had received a distribution at age 62, reduced under the relevant age 62 early retirement reduction factors provided under each plan (as if the executive had remained employed until age
62).

The supplemental executive retirement plan provided defined pension benefits for certain executives who became our employees as a result of the acquisition of a block of individual life insurance and annuity business from CIGNA Corporation ("CIGNA"). Effective January 1, 2000, this plan was amended to freeze benefits payable under this plan and a second supplemental executive retirement plan was established for this same group of executives. The benefits payable to the executives under this plan will not be less than they would have been under the pre-acquisition plan. The benefit is based on an average compensation figure that is not less than the minimum three-year average compensation figure in effect for these executives as of December 31, 1999. Any benefits payable from this plan are reduced by benefits payable from our employees' defined benefit pension plan.

LNC also sponsors unfunded plans that provide postretirement medical, dental and life insurance benefits to full-time U.S. employees who, depending on the plan, have worked for LNC for 10 years and attained age 55 (age 60 for agents), including those of LNL. Medical and dental benefits are also available to spouses and other dependents of employees and agents. For medical and dental benefits, limited contributions are required from individuals who retired prior to November 1, 1988. Contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retirement. Effective April 1, 2004, the employees' postretirement plan was amended to provide that employees and agents not attaining age 50 by that date will not be eligible to receive life insurance benefits when they retire. Life insurance benefits for retirees are noncontributory for employees and agents that attained the age of 50 by April 1, 2004 and meet the eligibility requirements at the time they retire; however, these participants can elect supplemental contributory life benefits up to age 70. Effective July 1, 1999, the agents' postretirement plan was amended to require agents retiring on or after that date to pay the full medical and dental premium costs. Beginning January 1, 2002, the employees' postretire-ment plan was amended to require employees not yet age 50 with five years of service by the end of 2001 to pay the full medical and dental premium cost when they retire. Effective January 1, 2008, the postretirement plan providing benefits to former employees of Jefferson-Pilot was amended such that only employees attaining age 55 and having 10 years of service by December 31, 2007 who retire on or after age 60 with 15 years of service will be eligible to receive life insurance benefits when they retire.

OBLIGATIONS, FUNDED STATUS AND ASSUMPTIONS

Information (in millions) with respect to our defined benefit plan asset activity and defined benefit plan obligations subsequent to the adoption of SFAS 158 was as follows:

                                                                     AS OF AND FOR THE YEARS ENDED DECEMBER 31,
                                                                 -------------------------------------------------
                                                                  2007          2006    2007                  2006
                                                                 -----         -----    ----                  ----
                                                                                                   OTHER
                                                                   PENSION BENEFITS       POSTRETIREMENT BENEFITS
                                                                 -------------------    --------------------------
CHANGE IN PLAN ASSETS
Fair value at beginning-of-year                                  $ 141         $  93    $ --                  $ --
Actual return on plan assets                                         8            15      --                    --
Company contributions                                               (1)           --       2                     2
Benefits paid                                                       (8)           (7)     (2)                   (2)
Purchase accounting adjustments                                     --            40      --                    --
                                                                 -----         -----    ----                  ----
  Fair value at end-of-year                                        140           141      --                    --
                                                                 -----         -----    ----                  ----
CHANGE IN BENEFIT OBLIGATION
Balance at beginning-of-year                                       117            92      19                    22
Interest cost                                                        7             6       1                     1
Plan participants' contributions                                    --            --       1                     1
Actuarial gains                                                     --            (3)     (4)                   (3)
Benefits paid                                                       (8)           (7)     (3)                   (2)
Purchase accounting adjustments                                     --            29      --                    --
                                                                 -----         -----    ----                  ----
  Balance at end-of-year                                           116           117      14                    19
                                                                 -----         -----    ----                  ----
    Funded status of the plans                                   $  24         $  24    $(14)                 $(19)
                                                                 =====         =====    ====                  ====
AMOUNTS RECOGNIZED ON THE CONSOLIDATED BALANCE SHEETS
Other assets                                                     $  25         $  25    $ --                  $ --
Other liabilities                                                   (1)           (1)    (14)                  (19)
                                                                 -----         -----    ----                  ----
  Net amount recognized                                          $  24         $  24    $(14)                 $(19)
                                                                 =====         =====    ====                  ====
AMOUNTS RECOGNIZED IN ACCUMULATED OCI, NET OF TAX
Net (gain) loss                                                  $   8         $  (2)   $ (4)                 $ (2)
                                                                 -----         -----    ----                  ----
  Net amount recognized                                          $   8         $  (2)   $ (4)                 $ (2)
                                                                 =====         =====    ====                  ====
WEIGHTED-AVERAGE ASSUMPTIONS
Weighted-average discount rate                                    6.00%         5.75%   6.00%                 5.75%
Expected return on plan assets                                    8.00%         8.00%   0.00%                 0.00%

RATE OF INCREASE IN COMPENSATION
Salary continuation plan                                          4.00%         4.00%   4.00%                 4.00%

We use December 31 as the measurement date for the pension and postretirement plans.

The expected return on plan assets was determined based on historical and expected future returns of the various asset classes, using the target plan allocations. LNC reevaluates this assumption at an interim date each plan year. For 2008, the expected return on plan assets for the pension plan will be 8%. The calculation of the accumulated postretirement benefits obligation assumes a weighted-average annual rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) of 12% for 2007. It further assumes the rate will gradually decrease to 5% by 2017 and remain at that level in future periods. The health care cost trend rate assumption has a significant effect on the amounts reported. A one-percentage point increase and decrease in assumed health care cost trend rates would have an immaterial effect on accumulated postretirement benefit obligations and total service and interest cost components.

Information for our pension plans with accumulated benefit obligations in excess of plan assets (in millions) was as follows:

                                                                                AS OF DECEMBER 31,
                                                                                ------------------
                                                                                2007          2006
                                                                                ----          ----
Accumulated benefit obligation                                                  $ 1           $ 1
Projected benefit obligation                                                      1             1
Fair value of plan assets(1)                                                     --            --

----------
(1)  The plan is unfunded.

COMPONENTS OF NET PERIODIC BENEFIT COST

The components of net defined benefit pension plan and postretirement benefit plan expense (in millions) were as follows:

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                               ----------------------------------------------------
                                                 PENSION BENEFITS     OTHER POSTRETIREMENT BENEFITS
                                               ---------------------  ------------------------------
                                               2007     2006    2005  2007        2006          2005
                                               ----     ----    ----  ----        ----          ----
Interest cost                                  $  7     $ 6     $ 5   $ 1         $  1          $  1
Expected return on plan assets                  (11)     (9)     (6)   --           --            --
Recognized net actuarial (gain) loss             --       1       1    (1)          --            --
                                               ----     ----    ----  ----        ----          ----
  Net periodic benefit expense (recovery)      $ (4)    $(2)    $ --  $ --        $  1          $  1
                                               ====     ===     ====  ====        ====          ====

LNC maintains a defined contribution plan for its U.S. financial planners and advisors ("agents"), including those of LNL. Contributions to this plan are based on a percentage of the agents' annual compensation as defined in the plan. Effective January 1, 1998, LNC assumed the liabilities for a non-contributory defined contribution plan covering certain highly compensated former CIGNA agents and employees.

Contributions to this plan are made annually based upon varying percentages of annual eligible earnings as defined in the plan. Contributions to this plan are in lieu of any contributions to the qualified agent defined contribution plan. Effective January 1, 2000, this plan was expanded to include certain highly compensated LNC agents. The combined expenses for these plans were $4 million for the year ended December 31, 2007 and $3 million for the years ended December 31, 2006 and 2005. These expenses reflect both the contribution as well as changes in the measurement of the liabilities under these plans.

PLAN ASSETS

Our pension plan asset allocations by asset category (in millions) based on estimated fair values were as follows:

                                        AS OF DECEMBER 31,
                                        ------------------
                                        2007         2006
                                        ----         ----
Equity securities                        52%          66%
Fixed income securities                  48%          32%
Cash and cash equivalents                 0%           2%
                                        ----         ----
  Total plan asset allocations          100%         100%
                                        ====         ====

The primary investment objective of our defined benefit pension plan is for capital appreciation with an emphasis on avoiding undue risk. Investments can be made using the following asset classes: domestic and international equity, fixed income securities, real estate and other asset classes the investment managers deem prudent. Three- and five-year time horizons are utilized as there are inevitably short-run fluctuations, which will cause variations in investment performance.

Each managed fund is expected to rank in the upper 50% of similar funds over the three-year periods and above an appropriate index over five-year periods. Managers are monitored for adherence to guidelines, changes in material factors and legal or regulatory actions. Managers not meeting these criteria will be subject to additional due diligence review, corrective action or possible termination. The following short-term ranges have been established for weightings in the various asset categories:

                                            WEIGHTING RANGE
                                            ---------------
                                            TARGET    RANGE
                                            ------    -----
Domestic large cap equity                    35%     30%-40%
International equity                         15%     10%-20%
Fixed income                                 50%     45%-55%
Cash equivalents                              0%      0%-5%

Within the broad ranges provided above, we currently target asset weightings as follows: domestic equity allocations (35%) are split into large cap growth (15%), large cap value (15%) and small cap (5%). Fixed income allocations are weighted between core fixed income and long term bonds to track changes in the plan's liability duration. The performance of the plan and the managed funds are monitored on a quarterly basis relative to the plan's objectives. The performance of the managed fund is measured against the following indices:
Russell 1000, Europe, Australia and Far East, Lehman Aggregate and Citi-group 90-day T-Bill. LNC reviews this investment policy on an annual basis.

The expected return on plan assets was determined based on historical and expected future returns of the various asset classes, using the plan target allocations. LNC reevaluates this assumption at an interim date each plan year.

Prior to 2007, our plan assets were principally managed by LNC's Investment Management segment. During 2007, the management of the equity portion of the plan assets was transferred to third-party managers. LNC's Investment Management segment continues to manage the plan's fixed income securities, which comprise approximately 50% of plan assets.

PLAN CASH FLOWS

LNC does not expect to contribute to the qualified defined benefit pension plans in 2008. LNC expects to fund approximately the following amounts (in millions) for benefit payments for LNC's unfunded non-qualified defined benefit plan and postretirement benefit plan:

                              PENSION PLANS                         POSTRETIREMENT PLANS
                    -------------------------------            ------------------------------
                      NON-
                    QUALIFIED                                                         NOT
                     DEFINED             REFLECTING                                REFLECTING
                     BENEFIT              MEDICARE             MEDICARE             MEDICARE
                     PENSION               PART D               PART D               PART D
                      PLANS               SUBSIDY              SUBSIDY              SUBSIDY
                    ---------            ----------            --------            ----------
2008                  $ --                  $1                  $(1)                  $2
2009                    --                   1                   (1)                   2
2010                    --                   1                   (1)                   2
2011                    --                   1                   (1)                   2
2012                    --                   1                   (1)                   2
Thereafter              --                   6                   (1)                   7

401(k), MONEY PURCHASE AND PROFIT SHARING PLANS

LNC also sponsors contributory defined contribution plans for eligible U.S. employees and agents, including those of LNL. These plans include 401(k) plans and defined contribution money purchase plans for eligible agents of the former Jefferson-Pilot. LNC's contribution to both the employees' and agents' 401(k) plans, excluding the former Jefferson-Pilot agents, is equal to 50% of each participant's pre-tax contribution, not to exceed 6% of eligible compensation, and is invested as directed by the participant. As of April 3, 2006, LNC's contributions to the employees' 401(k) plan on behalf of the former Jefferson-Pilot employees were the same as the contribution provided to eligible Lincoln participants. LNC's contributions to the agents' 401(k) Plan on behalf of the former Jefferson-Pilot agents is equal to 10% of each participant's pre-tax contributions, not to exceed 6% of eligible compensation. An additional discretionary contribution of up to 100% may be made with respect to a participant's pre-tax contribution (up to 6% of base pay plus cash bonus). The amount of discretionary contribution varies according to whether LNC has met certain performance-based criteria as determined by the Compensation Committee of LNC's Board of Directors.

On May 1, 2007, simultaneous with LNC's announcement of the freeze of the primary defined benefit pension plans, LNC announced a number of enhancements to their employees' 401(k) plan effective January 1, 2008. For all participants, including those of LNL, a number of new features will apply: 1) an increase in the basic employer match from $0.50 per each $1.00 that a participant contributes each pay period, up to 6% of eligible compensation, to $1.00 per each $1.00 that a participant contributes each pay period, up to 6% of eligible compensation (the 50% match will become a 100% match); 2) a guaranteed "core" employer contribution of 4% of eligible compensation per pay period which will be made regardless of whether the eligible employee elects to defer salary into the Plan; and 3) certain eligible employees will also qualify for a "transition" employer contribution between 0.2% and 8.0% of eligible compensation per pay. Eligibility to receive the additional transition employer contributions will be based on a combination of age and years of service, with a minimum 10-year service requirement for legacy LNC employees and a minimum 5-year service requirement for former Jefferson-Pilot employees. Eligibility for transition employer contributions will be determined based on age and service on December 31, 2007 (i.e., participants will not "grow" into transition credits thereafter). Transition employer contributions will cease on December 31, 2017. The discretionary employer match feature will be eliminated effective January 1, 2008.

The Jefferson-Pilot Life Insurance Company Agents' Retirement Plan is a money purchase plan for eligible agents that provides for an employer contribution equal to 5% of a participant's eligible compensation.

Expense for the 401(k) and profit sharing plans was $31 million, $22 million and $25 million for the years ended December 31, 2007, 2006 and 2005, respectively.

DEFERRED COMPENSATION PLANS
LNC sponsors the DC SERP for certain U.S. employees, including those of LNL, and deferred compensation plans for certain agents, including those of LNL. Plan participants may elect to defer payment of a portion of their compensation as defined by the plans. Plan participants may select from a menu of "phantom" investment options (identical to those offered under LNC's qualified savings plans) used as investment measures for calculating the investment return notionally credited to their deferrals. Under the terms of these plans, LNC agrees to pay out amounts based upon the aggregate performance of the investment measures selected by the participant. LNC makes matching contributions to these plans based upon amounts placed into the deferred compensation plans by individuals when participants exceed applicable limits of the Internal Revenue Code. The amount of LNC's contribution is calculated in a manner similar to the employer match calculation described in the 401(k) plans section above. Expense for these plans was $11 million, $17 million and $11 million for the years ended December 31, 2007, 2006 and 2005, respectively. These expenses reflect both our employer matching contributions of $1 million, $4 million and $3 million, respectively, as well as increases in the measurement of our liabilities net of the total return swap, described in Note 5, under these plans of $10 million, $13 million and $8 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The terms of the deferred compensation plans provide that plan participants who select LNC stock as the measure for their investment return will receive shares of LNC stock in settlement of this portion of their accounts at the time of distribution. In addition, participants are precluded from diversifying any portion of their deferred compensation plan account that has been credited to the stock unit fund. Consequently, changes in value of our stock do not affect the expenses associated with this portion of the deferred compensation plans.

LNC also sponsors a deferred compensation plan for certain eligible agents, including those of LNL. Plan participants receive contributions based on their earnings. Plan participants may select from a menu of "phantom" investment options used as investment measures for calculating the investment return notionally credited to their deferrals. Under the terms of these plans, LNC agrees to pay out amounts based upon the aggregate performance of the investment measures selected by the participant.

As a result of the merger with Jefferson-Pilot, LNC also sponsors a deferred compensation plan for former agents of Jefferson-Pilot. Plan participants may elect to defer payment of a portion of their compensation, as defined by the plan. Plan participants may select from a menu of "phantom" investment options used as investment measures for calculating the investment return notionally credited to their deferrals. Under the terms of the plan, LNC agrees to pay out amounts based upon the aggregate performance of the investment measures selected by the participant. LNC does not make matching contributions to this plan, and LNC stock is not an investment option of the plan.

LNC also sponsors a deferred compensation plan for certain former agents of Jefferson-Pilot that participate in the Jefferson-Pilot Life Insurance Company Agents' Retirement Plan. The Plan provides for company contributions equal to 5% of eligible compensation for earnings in excess of the limits imposed by the Federal government.

The total liabilities associated with the employee and agent plans were $137 million and $158 million as of December 31, 2007 and 2006, respectively.

--------------------------------------------------------------------------------
17. STOCK-BASED INCENTIVE COMPENSATION PLANS

Our employees are included in LNC's various incentive plans that provide for the issuance of stock options, stock incentive awards, SARs, restricted stock awards, performance shares (performance-vested shares as opposed to time-vested shares) and deferred stock units - also referred to as "restricted stock units." LNC has a policy of issuing new shares to satisfy option exercises.

Total compensation expense (in millions) for all of our stock-based incentive compensation plans was as follows:

                                                          FOR THE YEARS ENDED
                                                              DECEMBER 31,
                                                          -------------------
                                                           2007  2006   2005
                                                           ----  ----   ----
Stock options                                              $ 10  $  3   $ --
Shares                                                        3    19     14
Cash awards                                                  --     1      1
SARs                                                          5    (1)     2
Restricted stock                                              6     1      1
                                                           ----  ----   ----
  Total stock-based incentive compensation expense         $ 24  $ 23   $ 18
                                                           ====  ====   ====
Recognized tax benefit                                     $  8  $  8   $  6

--------------------------------------------------------------------------------
18. STATUTORY INFORMATION AND RESTRICTIONS

We prepare financial statements on the basis of SAP prescribed or permitted by the insurance departments of LNL and LLANY's states of domicile. Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules. Permitted SAP encompasses all accounting practices not so prescribed. SAP differs from GAAP primarily due to charging policy acquisition costs to expense as incurred instead of deferring them to the extent recoverable and amortizing them as described in Note 1 above, establishing future contract benefit liabilities using different actuarial assumptions and valuing investments on a different basis. Statutory net income was $971 million, $299 million and $544 million for the years ended December 31, 2007, 2006 and 2005. The increase in statutory net income from 2006 to 2007 was driven primarily by two factors. The first factor was the release of statutory reserves as a result of the merger of JPL and JPFIC into LNL as described in
Note 1. The second factor was an internal transfer of ownership of FPP from LNL to our parent company, LNC, as referenced in Note 1. As a result of this transfer, we recognized a realized gain for the cumulative unrealized gain of our investment in FPP as the date of the transfer. Statutory capital and surplus was $5.1 billion and $3.0 billion as of December 31, 2007 and 2006, respectively.

LNL is domiciled in Indiana. The state of Indiana has adopted certain prescribed accounting practices that differ from those found in NAIC SAP. We calculate reserves on universal life policies based on the Indiana universal life method, which caused statutory surplus to be higher than NAIC statutory surplus by $246 million and $227 million as of December 31, 2007 and 2006, respectively. We are also permitted by Indiana to use a more conservative valuation interest rate on certain annuities, which caused statutory surplus to be lower than NAIC statutory surplus by $14 million as of December 31, 2007 and 2006. A new statutory reserving standard, Actuarial Guideline VACARVM, is being developed by the NAIC with an expected effective date of December 31, 2008. This standard could lead to higher benefit reserves, lower risk-based capital ratios and potentially reduce future dividend capacity from our insurance subsidiaries.

LNL is subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to the holding company. Generally, these restrictions pose no short-term liquidity concerns for the holding company. For example, under Indiana laws and regulations, we may pay dividends to LNC without prior approval of the Indiana Insurance Commissioner (the "Commissioner"), or must receive prior approval of the Commissioner to pay a dividend if such dividend, along with all other dividends paid within the preceding twelve consecutive months, exceed the statutory limitation.

The current statutory limitation is the greater of (i) 10% of the insurer's policyholders' surplus, as shown on its last annual statement on file with the Commissioner; or (ii) the insurer's statutory net gain from operations for the previous twelve months. Indiana law gives the Commissioner broad discretion to disapprove requests for dividends in excess of these limits.

We paid dividends of $144 million, $568 million and $200 million to LNC during the years ended December 31, 2007, 2006 and 2005, respectively, which did not require prior approval of the Commissioner. In addition, we paid cash dividends of $626 million and a non-cash dividend of $292 million (attributable to the FPP dividend) in 2007 after approval was received from the Commissioner. Based upon anticipated ongoing positive statutory earnings and favorable credit markets, LNL expects that we could pay dividends of approximately $895 million in 2008 without prior approval from the Commissioner.

--------------------------------------------------------------------------------
19. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

FIXED MATURITY AND EQUITY SECURITIES

Fair values for fixed maturity securities are based upon quoted market prices, where available. The fair value of private placements are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. For securities that are not actively traded and are not private placements, fair values are estimated using values obtained from independent pricing services.

The fair values for equity securities are based on quoted market prices.

MORTGAGE LOANS ON REAL ESTATE

The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, quality of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or 3) the fair value of the collateral if the loan is collateral dependent.

DERIVATIVE INSTRUMENTS

We employ several different methods for determining the fair value of our derivative instruments. Fair values for derivative contracts are based on current settlement values. These values are based on: 1) quoted market prices;
2) industry standard models that are commercially available; and 3) broker quotes. These techniques project cash flows of the derivatives using current and implied future market conditions. We calculate the present value of the cash flows to determine the derivatives' current fair market value.

OTHER INVESTMENTS AND CASH AND INVESTED CASH

The carrying value of our assets classified as other investments and cash and invested cash on our Consolidated Balance Sheets approximates their fair value. Other investments include limited partnership and other privately held investments that are accounted for using the equity method of accounting.

OTHER CONTRACT HOLDER FUNDS

Future contract benefits and other contract holder funds on our Consolidated Balance Sheets include account values of investment contracts and certain guaranteed interest contracts. The fair values for the investment contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of other contract holder funds that do not fit the definition of "investment type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts, nor have we determined the fair value of such contracts.

SHORT-TERM AND LONG-TERM DEBT

Fair values for our senior notes and capital securities are based on quoted market prices or estimated using discounted cash flow analysis based on our incremental borrowing rate at the balance sheet date for similar types of borrowing arrangements where quoted prices are not available. Fair values for junior subordinated debentures issued to affiliated trusts are based on quoted market prices. For short-term debt, excluding current maturities of long-term debt, the carrying value approximates fair value.

GUARANTEES

Our guarantees relate to mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status of the debt, none of the loans are delinquent and the fair value liability for the guarantees related to mortgage loan pass-through certificates is insignificant.

INVESTMENT COMMITMENTS

Fair values for commitments to make investments in fixed maturity securities (primarily private placements), limited partnerships, mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying Consolidated Balance Sheets and the commitment date. These estimates take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

SEPARATE ACCOUNTS

We report assets held in separate accounts at fair value. The related liabilities are reported at an amount equivalent to the separate account assets.

The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

                                                                                   AS OF DECEMBER 31,
                                                                        -----------------------------------------
                                                                                2007                 2006
                                                                        ------------------    -------------------
                                                                        CARRYING     FAIR     CARRYING     FAIR
                                                                          VALUE      VALUE      VALUE      VALUE
                                                                        --------   --------   --------   --------
ASSETS
Available-for-sale securities:
  Fixed maturities                                                      $ 53,405   $ 53,405   $ 54,697   $ 54,697
  Equity                                                                     134        134        218        218
Trading securities                                                         2,533      2,533      2,820      2,820
Mortgage loans on real estate                                              7,117      7,291      7,344      7,530
Derivative instruments                                                       172        172        245        245
Other investments                                                            986        986        783        783
Cash and invested cash                                                     1,395      1,395      1,762      1,762
LIABILITIES
Other contract holder funds:
  Account value of certain investment contracts                          (21,173)   (20,515)   (28,628)   (28,605)
  Remaining guaranteed interest and similar contracts                       (619)      (619)      (668)      (668)
  Embedded derivative instruments -- living benefits (liabilities)
    contra liabilities                                                      (229)      (229)        52         52
Reinsurance related derivative liability                                    (211)      (211)      (218)      (218)
Short-term debt                                                             (173)      (173)       (21)       (21)
Long-term debt                                                            (1,675)    (1,569)    (1,439)    (1,394)
OFF-BALANCE-SHEET
Guarantees                                                                    --         (2)        --         (3)
Investment commitments                                                        --         --         --     (1,308)

--------------------------------------------------------------------------------
20. SEGMENT INFORMATION

We provide products and services in two operating businesses, Individual Markets and Employer Markets, and report results through four business segments. We also have Other Operations which includes the financial data for operations that are not directly related to the business segments. Our reporting segments reflect the current manner by which our chief operating decision makers view and manage the business. The following is a brief description of these segments and Other Operations.

INDIVIDUAL MARKETS

The Individual Markets business provides its products through two segments:
Annuities and Life Insurance. The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering individual fixed annuities, including indexed annuities and variable annuities. The Annuities segment also offers broker-dealer services. The Life Insurance segment offers wealth protection and transfer opportunities through term insurance, a linked-benefit product (which is a universal life insurance policy linked with riders that provide for long-term care costs) and both single and survivorship versions of universal life and variable universal life.

EMPLOYER MARKETS

The Employer Markets business provides its products through two segments:
Retirement Products and Group Protection. The Retirement Products segment includes two major lines of business: Defined Contribution and Executive Benefits. The Defined Contribution business provides employer-sponsored fixed and variable annuities and mutual fund-based programs in the 401(k), 403(b) and 457 plan marketplaces through a wide range of intermediaries including advisors, consultants, brokers, banks, wirehouses, third-party administrators and individual planners. The Executive Benefits business offers corporate-owned universal and variable universal life insurance and bank-owned universal and variable universal life insurance to small to mid-sized banks and mid to large-sized corporations, mostly through executive benefit brokers. The Group Protection segment offers group term life, disability and dental insurance to employers.

OTHER OPERATIONS

Other Operations includes the financial data for operations that are not directly related to the business segments, unallocated corporate items (such as investment income on investments related to the amount of statutory surplus that is not allocated to our business units and other corporate investments, interest expense on short-term and long-term borrowings, and certain expenses, including restructuring and merger-related expenses), along with the ongoing amortization of deferred gain on the indemnity reinsurance portion of the transaction with Swiss Re. Other Operations also includes the eliminations of intercompany transactions.

Segment operating revenues and income (loss) from operations are internal measures used by our management to evaluate and assess the results of our segments. Operating revenues are GAAP revenues excluding net realized gains and losses and the amortization of deferred gain arising from reserve development on business sold through reinsurance. Income (loss) from operations is GAAP net income excluding net realized investment gains and losses, losses on early retirement of debt and reserve development net of related amortization on business sold through reinsurance. Our management and Board of Directors believe that operating revenues and income (loss) from operations explain the results of our ongoing businesses in a manner that allows for a better understanding of the underlying trends in our current businesses because the excluded items are unpredictable and not necessarily indicative of current operating fundamentals or future performance of the business segments, and in many instances, decisions regarding these items do not necessarily relate to the operations of the individual segments. Operating revenues and income (loss) from operations do not replace revenues and net income as the GAAP measures of our consolidated results of operations.

Segment information (in millions) was as follows:

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                    ---------------------------
                                                      2007      2006      2005
                                                    -------   -------   -------
REVENUES
Operating revenues:
  Individual Markets:
    Annuities                                       $ 2,237   $ 1,914   $ 1,309
    Life Insurance                                    3,696     3,178     1,840
                                                    -------   -------   -------
      Total Individual Markets                        5,933     5,092     3,149
                                                    -------   -------   -------
  Employer Markets:
    Retirement Products                               1,423     1,356     1,168
    Group Protection                                  1,500     1,032        --
                                                    -------   -------   -------
      Total Employer Markets                          2,923     2,388     1,168
                                                    -------   -------   -------
  Other Operations                                      285       310       309
Realized loss(1)                                       (112)       (2)      (16)
Amortization of deferred gain on indemnity
  reinsurance related to reserve developments             9         1         1
                                                    -------   -------   -------
      Total revenues                                $ 9,038   $ 7,789   $ 4,611
                                                    =======   =======   =======

----------
(1)  See Note 4 for the pre-tax detail of the realized loss.

                                                                   FOR THE YEARS ENDED
                                                                       DECEMBER 31,
                                                                --------------------------
                                                                  2007      2006     2005
                                                                -------   -------   -----
NET INCOME
Operating income:
  Individual Markets:
    Annuities                                                   $   401   $   323   $ 197
    Life Insurance                                                  623       470     238
                                                                -------   -------   -----
      Total Individual Markets                                    1,024       793     435
                                                                -------   -------   -----
Employer Markets:
  Retirement Products                                               225       249     206
  Group Protection                                                  114        99      --
                                                                -------   -------   -----
      Total Employer Markets                                        339       348     206
                                                                -------   -------   -----
  Other Operations                                                  (45)       20      12
Realized loss(1)                                                    (72)       (1)    (10)
Reserve development, net of related amortization on
  business sold through indemnity reinsurance                        (7)        1       1
                                                                -------   -------   -----
    Net income                                                  $ 1,239   $ 1,161   $ 644
                                                                =======   =======   =====

----------
(1)  See Note 4 for the pre-tax detail of the realized loss.

                                                       FOR THE YEARS ENDED
                                                           DECEMBER 31,
                                                      2007    2006     2005
                                                     ------  ------  ------
NET INVESTMENT INCOME
Individual Markets:
  Annuities                                          $1,028  $1,033  $  608
  Life Insurance                                      1,762   1,502     907
                                                     ------  ------  ------
    Total Individual Markets                          2,790   2,535   1,515
                                                     ------  ------  ------
Employer Markets:
  Retirement Products                                 1,100   1,054     892
  Group Protection                                      115      80      --
                                                     ------  ------  ------
    Total Employer Markets                            1,215   1,134     892
                                                     ------  ------  ------
Other Operations                                        183     200     185
                                                     ------  ------  ------
      Total net investment income                    $4,188  $3,869  $2,592
                                                     ======  ======  ======

                                                                            FOR THE YEARS ENDED
                                                                               DECEMBER 31,
                                                                            -------------------
                                                                             2007  2006  2005
                                                                             ----  ----  -----
AMORTIZATION OF DAC AND VOBA, NET OF INTEREST
Individual Markets:
  Annuities                                                                  $337  $316  $ 183
  Life Insurance                                                              467   436    259
                                                                             ----  ----  -----
    Total Individual Markets                                                  804   752    442
                                                                             ----  ----  -----
Employer Markets:
  Retirement Products                                                         112    84     63
  Group Protection                                                             31    16     --
                                                                             ----  ----  -----
    Total Employer Markets                                                    143   100     63
                                                                             ----  ----  -----
Other Operations                                                               --     1     (1)
                                                                             ----  ----  -----
      Total amortization of DAC and VOBA                                     $947  $853  $ 504
                                                                             ====  ====  =====

                                                                      FOR THE YEARS ENDED
                                                                          DECEMBER 31,
                                                                      -------------------
                                                                       2007   2006   2005
                                                                      -----   ----  -----
FEDERAL INCOME TAX EXPENSE (BENEFIT)
Individual Markets:
  Annuities                                                           $ 114   $ 46  $  40
  Life Insurance                                                        317    235    115
                                                                      -----   ----  -----
    Total Individual Markets                                            431    281    155
                                                                      -----   ----  -----
Employer Markets:
  Retirement Products                                                    90     97     80
  Group Protection                                                       61     53     --
                                                                      -----   ----  -----
     Total Employer Markets                                             151    150     80
                                                                      -----   ----  -----
Other Operations                                                        (35)    29     (6)
Realized loss                                                           (39)    --     (6)
Loss on early retirement of debt                                         --     --     --
Amortization of deferred gain on idemnity reinsurance
  related to reserve developments                                        (4)    --     --
                                                                      -----   ----  -----
      Total income tax expense                                        $ 504   $460   $223
                                                                      =====   ====   ====

                                     AS OF DECEMBER 31,
                                     ------------------
                                       2007      2006
                                     --------  --------
ASSETS
Individual Markets:
  Annuities                          $ 81,112  $ 70,736
  Life Insurance                       40,780    42,177
                                     --------  --------
    Total Individual Markets          121,892   112,913
                                     --------  --------
Employer Markets:
  Retirement Products                  38,271    37,274
  Group Protection                      1,471     1,849
                                     --------  --------
    Total Employer Markets             39,742    39,123
                                     --------  --------
Other Operations                       12,692    12,780
                                     --------  --------
    Total assets                     $174,326  $164,816
                                     ========  ========

--------------------------------------------------------------------------------
21. TRANSACTIONS WITH AFFILIATES

Cash and short-term investments at December 31, 2007 and 2006 include our participation in a cash management agreement with LNC of $420 million and $389 million, respectively. Related investment income was $30 million, $14 million and $6 million in 2007, 2006 and 2005, respectively. Short-term debt represents notes payable to LNC of $18 million and $21 million at December 31, 2007 and 2006, respectively. Total interest expense for this short-term debt was $1 million, $2 million and $1 million for the years ended December 31, 2007, 2006 and 2005, respectively. As shown in Note 12, LNC supplied funding to us totaling $1.7 billion in 2007 and $1.4 billion in 2006, in exchange for notes. The interest expense on these notes was $96 million, $84 million and $78 million for the years ended December 31, 2007, 2006 and 2005, respectively.

In accordance with service agreements with LNC and other subsidiaries of LNC for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and also receive an allocation of corporate overhead from LNC. Corporate overhead expenses are assigned based on specific methodologies for each function. The majority of the expenses are assigned based on the following methodologies: assets by product, assets under management, weighted number of policy applications, weighted policies in force, and sales. This resulted in net payments of $99 million, $59 million and $122 million for the years ended December 31, 2007, 2006 and 2005, respectively, which is reflected in underwriting, acquisition, insurance and other expenses on our Consolidated Statements of Income. Our related accounts payable to affiliates, which is included in other assets on our Consolidated Balance Sheets, was $10 million and $8 million as of December 31, 2007 and 2006, respectively.

A transfer pricing arrangement is in place between LFD and Delaware Management Holdings, Inc. ("DMH"), a wholly owned subsidiary of LNC, related to the wholesaling of DMH's investment products. As a result, we received fees of $62 million, $36 million and $41 million from DMH for transfer pricing in 2007, 2006, and 2005.

DMH is responsible for the management of our general account investments. We paid fees of $38 million, $57 million and $72 million for the years ended December 31, 2007, 2006 and 2005, respectively, to DMH for investment management services. These fees are reflected in net investment income on our Consolidated Statements of Income.

We cede and accept reinsurance from affiliated companies. As discussed in Note 8, we cede certain Guaranteed Benefit risks (including certain GMDB and GMWB benefits) to Lincoln National Reinsurance Company (Barbados) Ltd. ("LNR Barbados"). We also cede certain risks for certain UL policies, which resulted from recent actuarial reserving guidelines, to LNR Barbados. The caption insurance premiums, on the accompanying Consolidated Statements of Income, was reduced for premiums paid on these contracts for the years ended December 31, 2007, 2006 and 2005 by $308 million, $234 million and $219 million, respectively. Future contract benefits on the accompanying Consolidated Balance Sheets have been reduced by $1.3 billion and $1.1 billion as of December 31, 2007 and 2006, respectively.

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, we hold assets from the reinsurer, including funds held under reinsurance treaties, and are the beneficiary on letters of credit aggregating $1.4 billion and $1.1 billion at December 31, 2007 and 2006, respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement, and are guaranteed by LNC.

22. Supplemental Disclosures of Cash Flow Information

The following summarizes our supplemental cash flow data (in millions):

                                                                         FOR THE YEARS ENDED
                                                                            DECEMBER 31,
                                                                      -------------------------
                                                                        2007      2006     2005
                                                                      -------   --------   ----
Interest paid                                                         $   104   $     85   $59
Income taxes paid                                                         194        310    75
Significant non-cash investing and financing transactions:
  Business combinations:
    Fair value of assets acquired (includes cash and
      invested cash)                                                  $    41   $ 37,356   $--
    Fair value of liabilities assumed                                     (50)   (30,424)   --
                                                                      -------   --------   ----
      Total purchase price                                            $    (9)  $  6,932   $--
                                                                      =======   ========   ====

  Dividend of FPP:
    Carrying value of assets (includes cash and invested cash)        $ 2,772   $     --   $--
    Carrying value of liabilities                                      (2,280)        --    --
                                                                      -------   --------   ----
       Total dividend of FPP                                          $   492   $     --   $--
                                                                      =======   ========   ====

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company and its subsidiaries (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Lincoln National Life Insurance Company and its subsidiaries at December 31, 2007 and 2006, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the consolidated financial statements, in 2007 the Company changed its method of accounting for deferred acquisition costs in connection with modifications or exchanges of insurance contracts as well as its method of accounting for uncertainty in income taxes. Also, as discussed in Note 2 of the consolidated financial statements, in 2006 the Company changed its method of accounting for defined benefit pension and other post retirement plans.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
March 28, 2008

                    LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2007

                                                                                                        MORTALITY &
                                                                                                          EXPENSE
                                                            CONTRACT                       CONTRACT      GUARANTEE
                                                           PURCHASES                     REDEMPTIONS      CHARGES
                                                            DUE FROM                        DUE TO       PAYABLE TO
                                                          THE LINCOLN                    THE LINCOLN    THE LINCOLN
                                                         NATIONAL LIFE                  NATIONAL LIFE  NATIONAL LIFE
                                                           INSURANCE                      INSURANCE      INSURANCE
SUBACCOUNT                                 INVESTMENTS      COMPANY      TOTAL ASSETS      COMPANY        COMPANY       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation            $    7,878,192    $       --   $    7,878,192    $   11,640      $    950    $    7,865,602
AIM V.I. Capital Appreciation Class II        4,499,470           245        4,499,715            --           596         4,499,119
AIM V.I. Core Equity                         21,027,797            --       21,027,797        77,635         2,552        20,947,610
AIM V.I. Core Equity Class II                 6,678,152            --        6,678,152            78           867         6,677,207
AIM V.I. International Growth                10,319,777            --       10,319,777         4,355         1,255        10,314,167
AIM V.I. International Growth Class II        8,471,166            --        8,471,166           178         1,110         8,469,878
ABVPSF Global Technology Class B             33,758,869        13,331       33,772,200            --         4,559        33,767,641
ABVPSF Growth and Income Class B            238,613,108            --      238,613,108        27,325        32,189       238,553,594
ABVPSF International Value Class B          169,874,991       374,371      170,249,362            --        24,044       170,225,318
ABVPSF Large Cap Growth Class B              29,328,284            --       29,328,284         1,896         3,820        29,322,568
ABVPSF Small/Mid Cap Value Class B          109,928,662       231,987      110,160,649            --        15,443       110,145,206
American Century VP Inflation
   Protection Class 2                       144,664,346       115,543      144,779,889            --        19,838       144,760,051
American Funds Global Growth Class 2        278,143,329       501,608      278,644,937            --        38,906       278,606,031
American Funds Global Small
   Capitalization Class 2                   358,401,071       655,605      359,056,676            --        48,344       359,008,332
American Funds Growth Class 2             1,771,798,093       877,648    1,772,675,741            --       245,282     1,772,430,459
American Funds Growth-Income Class 2      1,837,232,780       384,491    1,837,617,271            --       254,406     1,837,362,865
American Funds International Class 2        904,026,860       991,660      905,018,520            --       123,946       904,894,574
Delaware VIPT Capital Reserves Service
   Class                                     18,252,313            --       18,252,313        40,346         2,512        18,209,455
Delaware VIPT Diversified Income
   Service Class                            301,534,841       664,074      302,198,915            --        41,714       302,157,201
Delaware VIPT Emerging Markets
   Service Class                            256,459,929       290,234      256,750,163            --        35,600       256,714,563
Delaware VIPT High Yield                     15,883,038            --       15,883,038         1,382         1,850        15,879,806
Delaware VIPT High Yield Service Class      202,613,694        53,018      202,666,712            --        27,536       202,639,176
Delaware VIPT International Value
   Equity                                     1,792,597            --        1,792,597        78,202           211         1,714,184
Delaware VIPT REIT                           13,655,772            --       13,655,772        13,131         1,591        13,641,050
Delaware VIPT REIT Service Class            191,854,557            --      191,854,557     1,013,612        25,782       190,815,163
Delaware VIPT Small Cap Value                20,442,282            --       20,442,282        18,903         2,384        20,420,995
Delaware VIPT Small Cap Value Service
   Class                                    327,906,080         1,180      327,907,260            --        45,815       327,861,445
Delaware VIPT Trend                          19,118,056            --       19,118,056        23,720         2,239        19,092,097
Delaware VIPT Trend Service Class           115,979,763            --      115,979,763       137,749        15,660       115,826,354
Delaware VIPT U.S. Growth Service Class      38,695,689         3,066       38,698,755            --         5,090        38,693,665
Delaware VIPT Value                          14,979,503            --       14,979,503        53,758         1,749        14,923,996
Delaware VIPT Value Service Class           158,706,539       190,308      158,896,847            --        22,369       158,874,478
DWS VIP Equity 500 Index                     51,894,736            --       51,894,736        12,151         6,559        51,876,026
DWS VIP Equity 500 Index Service Class       47,234,485        24,932       47,259,417            --         6,467        47,252,950
DWS VIP Small Cap Index                      13,417,109            --       13,417,109        10,091         1,743        13,405,275
DWS VIP Small Cap Index Service Class        37,471,746         3,693       37,475,439            --         5,226        37,470,213
Fidelity VIP Contrafund Service Class 2     723,330,643       853,939      724,184,582            --       101,703       724,082,879
Fidelity VIP Equity-Income                   19,799,959            --       19,799,959         1,995         2,305        19,795,659
Fidelity VIP Equity-Income Service
   Class 2                                  104,863,578        18,751      104,882,329            --        13,920       104,868,409
Fidelity VIP Growth                          13,812,813            --       13,812,813        18,089         1,608        13,793,116
Fidelity VIP Growth Service Class 2          78,381,564       217,356       78,598,920            --        10,840        78,588,080
Fidelity VIP Mid Cap Service Class 2        266,111,382       590,333      266,701,715            --        37,777       266,663,938
Fidelity VIP Overseas                         6,649,271            --        6,649,271        65,376           777         6,583,118
Fidelity VIP Overseas Service Class 2       130,997,497       155,158      131,152,655            --        17,812       131,134,843
FTVIPT Franklin Income Securities
   Class 2                                  349,074,572     1,000,371      350,074,943            --        50,668       350,024,275
FTVIPT Franklin Small-Mid Cap
   Growth Securities Class 2                 99,569,494        45,416       99,614,910            --        13,673        99,601,237
FTVIPT Mutual Shares Securities Class 2     222,625,391       420,499      223,045,890            --        31,644       223,014,246

See accompanying notes.

                                                                                                          MORTALITY &
                                                                                                           EXPENSE
                                                              CONTRACT                      CONTRACT      GUARANTEE
                                                              PURCHASES                   REDEMPTIONS      CHARGES
                                                              DUE FROM                       DUE TO       PAYABLE TO
                                                             THE LINCOLN                  THE LINCOLN    THE LINCOLN
                                                            NATIONAL LIFE                NATIONAL LIFE  NATIONAL LIFE
                                                              INSURANCE                    INSURANCE      INSURANCE
SUBACCOUNT                                    INVESTMENTS      COMPANY     TOTAL ASSETS     COMPANY        COMPANY      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton Global Income
   Securities Class 2                        $172,928,844      $388,551    $173,317,395     $     --       $25,123     $173,292,272
FTVIPT Templeton Growth
   Securities Class 2                         184,256,757            --     184,256,757       71,638        25,360      184,159,759
Janus Aspen Series Balanced Service Shares     35,527,593            --      35,527,593          356         4,594       35,522,643
Janus Aspen Series Mid Cap Growth
   Service Shares                              17,595,201            --      17,595,201          628         2,320       17,592,253
Janus Aspen Series Worldwide Growth
   Service Shares                               4,318,401            --       4,318,401           32           553        4,317,816
Lincoln VIPT Baron Growth Opportunities
   Service Class                               36,408,548       141,669      36,550,217           --         5,172       36,545,045
Lincoln VIPT Capital Growth Service Class       1,287,070        17,677       1,304,747           --           172        1,304,575
Lincoln VIPT Cohen & Steers Global
   Real Estate Service Class                   31,810,592       163,374      31,973,966           --         4,430       31,969,536
Lincoln VIPT Delaware Bond                    292,721,178            --     292,721,178      358,807        38,479      292,323,892
Lincoln VIPT Delaware Bond Service Class      525,052,299       337,438     525,389,737           --        72,729      525,317,008
Lincoln VIPT Delaware Growth and
   Income Service Class                        22,158,220       294,717      22,452,937           --         3,097       22,449,840
Lincoln VIPT Delaware Social Awareness         25,219,967            --      25,219,967       49,675         3,342       25,166,950
Lincoln VIPT Delaware Social Awareness
   Service Class                               75,368,754        45,202      75,413,956           --        10,020       75,403,936
Lincoln VIPT Delaware Special Opportunities
   Service Class                                3,327,057            --       3,327,057            5           457        3,326,595
Lincoln VIPT FI Equity-Income Service Class    23,238,266        55,098      23,293,364           --         3,215       23,290,149
Lincoln VIPT Janus Capital Appreciation         4,575,105            --       4,575,105       81,097           630        4,493,378
Lincoln VIPT Janus Capital Appreciation
   Service Class                               34,441,219        82,740      34,523,959           --         4,945       34,519,014
Lincoln VIPT Marsico International
   Growth Service Class                        20,536,613       147,018      20,683,631           --         2,985       20,680,646
Lincoln VIPT MFS Value Service Class           11,223,892       101,076      11,324,968           --         1,672       11,323,296
Lincoln VIPT Mid-Cap Growth Service Class      11,963,179        71,771      12,034,950           --         1,729       12,033,221
Lincoln VIPT Mid-Cap Value Service Class       13,800,406         2,384      13,802,790           --         1,948       13,800,842
Lincoln VIPT Mondrian International Value      60,109,653            --      60,109,653       18,385         8,216       60,083,052
Lincoln VIPT Mondrian International Value
   Service Class                              185,606,633       294,048     185,900,681           --        25,282      185,875,399
Lincoln VIPT Money Market                     124,694,780            --     124,694,780      466,543        16,113      124,212,124
Lincoln VIPT Money Market Service Class       273,031,697       364,285     273,395,982           --        38,424      273,357,558
Lincoln VIPT S&P 500 Index                        240,882        19,126         260,008           --            28          259,980
Lincoln VIPT S&P 500 Index Service Class       19,175,977       281,886      19,457,863           --         2,816       19,455,047
Lincoln VIPT Small-Cap Index Service Class      6,657,882        51,368       6,709,250           --           904        6,708,346
Lincoln VIPT T. Rowe Price Growth Stock
   Service Class                                6,698,095        28,933       6,727,028           --           959        6,726,069
Lincoln VIPT T. Rowe Price Structured
   Mid-Cap Growth                               2,744,934         1,356       2,746,290           --           368        2,745,922
Lincoln VIPT T. Rowe Price Structured
   Mid-Cap Growth Service Class                17,488,737            --      17,488,737       74,972         2,509       17,411,256
Lincoln VIPT Templeton Growth Service Class    45,237,582       325,703      45,563,285           --         6,484       45,556,801
Lincoln VIPT UBS Global Asset Allocation       36,193,743            --      36,193,743        2,259         5,327       36,186,157
Lincoln VIPT UBS Global Asset Allocation
   Service Class                               59,235,757       162,400      59,398,157           --         8,781       59,389,376
Lincoln VIPT Value Opportunities
   Service Class                                  809,610         5,077         814,687           --           115          814,572

See accompanying notes.

                                                                                                         MORTALITY &
                                                                                                           EXPENSE
                                                             CONTRACT                       CONTRACT      GUARANTEE
                                                             PURCHASES                    REDEMPTIONS      CHARGES
                                                             DUE FROM                        DUE TO       PAYABLE TO
                                                            THE LINCOLN                   THE LINCOLN    THE LINCOLN
                                                           NATIONAL LIFE                 NATIONAL LIFE  NATIONAL LIFE
                                                             INSURANCE                     INSURANCE      INSURANCE
SUBACCOUNT                                    INVESTMENTS     COMPANY      TOTAL ASSETS     COMPANY        COMPANY      NET ASSETS
---------------------------------------------------------------------------------------- ------------------------------------------
Lincoln VIPT Wilshire 2010 Profile
   Service Class                             $  1,280,956  $       --      $  1,280,956     $     --        $   208    $  1,280,748
Lincoln VIPT Wilshire 2020 Profile
   Service Class                                2,107,447      60,801         2,168,248           --            294       2,167,954
Lincoln VIPT Wilshire 2030 Profile
   Service Class                                  934,272          --           934,272           --            150         934,122
Lincoln VIPT Wilshire 2040 Profile
   Service Class                                  397,256          --           397,256           --             77         397,179
Lincoln VIPT Wilshire Aggressive Profile
   Service Class                              112,963,679     279,121       113,242,800           --         16,341     113,226,459
Lincoln VIPT Wilshire Conservative Profile
   Service Class                              153,835,348          --       153,835,348      419,138         22,022     153,394,188
Lincoln VIPT Wilshire Moderate Profile
   Service Class                              639,744,807   2,680,112       642,424,919           --         93,387     642,331,532
Lincoln VIPT Wilshire Moderately
   Aggressive Profile Service Class           467,260,752   1,829,358       469,090,110           --         67,429     469,022,681
MFS VIT Core Equity Service Class               6,075,850          --         6,075,850           56            818       6,074,976
MFS VIT Emerging Growth                         6,782,299          --         6,782,299        6,881            793       6,774,625
MFS VIT Emerging Growth Service Class          10,824,308          --        10,824,308          190          1,453      10,822,665
MFS VIT Total Return                           31,246,004          --        31,246,004       10,660          3,636      31,231,708
MFS VIT Total Return Service Class            346,652,602      57,617       346,710,219           --         47,936     346,662,283
MFS VIT Utilities                              32,828,161          --        32,828,161       18,745          3,843      32,805,573
MFS VIT Utilities Service Class               264,953,998   1,581,766       266,535,764           --         36,630     266,499,134
NB AMT Mid-Cap Growth                         114,745,371          --       114,745,371      106,042         15,636     114,623,693
NB AMT Regency                                122,158,632      23,575       122,182,207           --         16,609     122,165,598
Putnam VT Growth & Income Class IB              5,674,146         103         5,674,249           --            751       5,673,498
Putnam VT Health Sciences Class IB              5,316,572          --         5,316,572           30            695       5,315,847

See accompanying notes.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2007

                                         DIVIDENDS
                                            FROM       MORTALITY AND         NET
                                         INVESTMENT       EXPENSE         INVESTMENT
SUBACCOUNT                                 INCOME    GUARANTEE CHARGES  INCOME (LOSS)
-------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation           $        --    $   (129,072)    $   (129,072)
AIM V.I. Capital Appreciation Class II           --         (76,522)         (76,522)
AIM V.I. Core Equity                        238,184        (344,081)        (105,897)
AIM V.I. Core Equity Class II                64,330        (120,133)         (55,803)
AIM V.I. International Growth                42,625        (167,771)        (125,146)
AIM V.I. International Growth Class II       32,110        (140,420)        (108,310)
ABVPSF Global Technology Class B                 --        (392,737)        (392,737)
ABVPSF Growth and Income Class B          2,899,549      (3,918,509)      (1,018,960)
ABVPSF International Value Class B        1,136,327      (1,959,046)        (822,719)
ABVPSF Large Cap Growth Class B                  --        (477,637)        (477,637)
ABVPSF Small/Mid Cap Value Class B          755,553      (1,758,046)      (1,002,493)
American Century VP Inflation
   Protection Class 2                     5,823,892      (2,139,402)       3,684,490
American Funds Global Growth Class 2      6,441,028      (3,612,272)       2,828,756
American Funds Global Small
   Capitalization Class 2                 9,308,171      (5,051,770)       4,256,401
American Funds Growth Class 2            13,319,076     (26,732,683)     (13,413,607)
American Funds Growth-Income Class 2     28,027,998     (29,324,040)      (1,296,042)
American Funds International Class 2     12,559,368     (12,461,841)          97,527
Delaware VIPT Capital Reserves Service
   Class                                    606,611        (222,036)         384,575
Delaware VIPT Diversified Income
   Service Class                          6,223,181      (4,036,073)       2,187,108
Delaware VIPT Emerging Markets Service
   Class                                  2,301,842      (3,086,427)        (784,585)
Delaware VIPT High Yield                    950,045        (207,117)         742,928
Delaware VIPT High Yield Service Class   12,400,183      (3,324,441)       9,075,742
Delaware VIPT International Value
   Equity                                    54,306         (34,903)          19,403
Delaware VIPT REIT                          303,546        (286,419)          17,127
Delaware VIPT REIT Service Class          2,831,272      (4,047,937)      (1,216,665)
Delaware VIPT Small Cap Value               143,918        (374,998)        (231,080)
Delaware VIPT Small Cap Value Service
   Class                                    862,866      (5,710,923)      (4,848,057)
Delaware VIPT Trend                              --        (313,510)        (313,510)
Delaware VIPT Trend Service Class                --      (1,897,855)      (1,897,855)
Delaware VIPT U.S. Growth Service
   Class                                         --        (587,568)        (587,568)
Delaware VIPT Value                         294,097        (252,441)          41,656
Delaware VIPT Value Service Class         1,970,565      (2,647,384)        (676,819)
DWS VIP Equity 500 Index                    892,027        (879,912)          12,115
DWS VIP Equity 500 Index Service Class      583,800        (788,092)        (204,292)
DWS VIP Small Cap Index                     138,314        (241,692)        (103,378)
DWS VIP Small Cap Index Service Class       237,397        (652,534)        (415,137)
Fidelity VIP Contrafund Service
   Class 2                                5,084,067     (10,050,884)      (4,966,817)
Fidelity VIP Equity-Income                  378,572        (336,206)          42,366
Fidelity VIP Equity-Income Service
   Class 2                                1,773,948      (1,854,197)         (80,249)
Fidelity VIP Growth                         124,016        (198,573)         (74,557)
Fidelity VIP Growth Service Class 2         200,547        (959,676)        (759,129)
Fidelity VIP Mid Cap Service Class 2      1,001,432      (3,436,645)      (2,435,213)
Fidelity VIP Overseas                       232,403         (99,328)         133,075
Fidelity VIP Overseas Service Class 2     3,601,622      (2,004,895)       1,596,727
FTVIPT Franklin Income Securities
   Class 2                                6,740,454      (3,739,596)       3,000,858
FTVIPT Franklin Small-Mid Cap Growth
   Securities Class 2                            --      (1,472,770)      (1,472,770)
FTVIPT Mutual Shares Securities
   Class 2                                1,934,185      (2,438,080)        (503,895)
FTVIPT Templeton Global Income
   Securities Class 2                     2,788,267      (1,922,043)         866,224
FTVIPT Templeton Growth Securities
   Class 2                                2,591,631      (3,112,553)        (520,922)
Janus Aspen Series Balanced Service
   Shares                                   825,946        (584,740)         241,206
Janus Aspen Series Mid Cap Growth
   Service Shares                            11,549        (270,343)        (258,794)
Janus Aspen Series Worldwide Growth
   Service Shares                            26,518         (74,056)         (47,538)
Lincoln VIPT Baron Growth
   Opportunities Service Class                   --        (362,454)        (362,454)
Lincoln VIPT Capital Growth Service
   Class                                         --          (5,874)          (5,874)
Lincoln VIPT Cohen & Steers Global
   Real Estate Service Class                110,201        (185,287)         (75,086)
Lincoln VIPT Core                                --          (1,325)          (1,325)
Lincoln VIPT Core Service Class                  --         (21,254)         (21,254)

See accompanying notes.

                                                          DIVIDENDS                      NET CHANGE     NET INCREASE
                                              NET           FROM           TOTAL       IN UNREALIZED     (DECREASE)
                                            REALIZED    NET REALIZED   NET REALIZED     APPRECIATION    IN NET ASSETS
                                          GAIN (LOSS)      GAIN ON      GAIN (LOSS)   OR DEPRECIATION  RESULTING FROM
SUBACCOUNT                              ON INVESTMENTS   INVESTMENTS  ON INVESTMENTS   ON INVESTMENTS    OPERATIONS
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation            $   192,968    $         --    $    192,968   $    832,511    $    896,407
AIM V.I. Capital Appreciation Class II
AIM V.I. Core Equity                          79,296              --          79,296        458,305         461,079
AIM V.I. Core Equity Class II                827,697              --         827,697        848,477       1,570,277
AIM V.I. International Growth                298,760              --         298,760        242,087         485,044
AIM V.I. International Growth Class II     1,842,547              --       1,842,547       (289,630)      1,427,771
ABVPSF Global Technology Class B           1,046,433              --       1,046,433        108,004       1,046,127
ABVPSF Growth and Income Class B             668,204              --         668,204      3,562,342       3,837,809
ABVPSF International Value Class B         6,262,356      11,927,102      18,189,458     (9,635,624)      7,534,874
ABVPSF Large Cap Growth Class B              750,551       4,259,120       5,009,671     (3,224,018)        962,934
ABVPSF Small/Mid Cap Value Class B         1,071,475              --       1,071,475      2,791,338       3,385,176
American Century VP Inflation
   Protection Class 2                      1,832,681       7,066,641       8,899,322    (10,839,028)     (2,942,199)
American Funds Global Growth Class 2        (552,690)             --        (552,690)     6,771,604       9,903,404
American Funds Global Small
   Capitalization Class 2                  2,408,827       8,468,561      10,877,388     10,683,739      24,389,883
American Funds Growth Class 2             10,138,194      23,113,776      33,251,970     10,420,843      47,929,214
American Funds Growth-Income Class 2      24,527,302     108,559,881     133,087,183     30,583,664     150,257,240
American Funds International Class 2      22,981,761      57,128,874      80,110,635    (29,519,413)     49,295,180
Delaware VIPT Capital Reserves Service
   Class                                  16,305,545      36,031,948      52,337,493     70,044,516     122,479,536
Delaware VIPT Diversified Income
   Service Class                                (746)             --            (746)       (39,312)        344,517
Delaware VIPT Emerging Markets Service
   Class                                     982,924         548,484       1,531,408      9,377,803      13,096,319
Delaware VIPT High Yield                   8,517,047      11,242,422      19,759,469     36,429,906      55,404,790
Delaware VIPT High Yield Service Class       502,132              --         502,132       (922,051)        323,009
Delaware VIPT International Value
   Equity                                  2,002,091              --       2,002,091     (9,934,694)      1,143,139
Delaware VIPT REIT                            24,898         964,570         989,468       (887,134)        121,737
Delaware VIPT REIT Service Class           1,881,555       4,542,964       6,424,519     (9,149,166)     (2,707,520)
Delaware VIPT Small Cap Value              1,009,137      51,158,549      52,167,686    (90,327,296)    (39,376,275)
Delaware VIPT Small Cap Value Service
   Class                                   2,719,447       2,286,419       5,005,866     (6,429,443)     (1,654,657)
Delaware VIPT Trend                        3,961,084      25,876,276      29,837,360    (56,466,731)    (31,477,428)
Delaware VIPT Trend Service Class          1,644,318         159,507       1,803,825        631,676       2,121,991
Delaware VIPT U.S. Growth Service
   Class                                   5,936,171         793,239       6,729,410      4,831,492       9,663,047
Delaware VIPT Value                        1,237,396              --       1,237,396      3,053,799       3,703,627
Delaware VIPT Value Service Class          1,197,245         464,197       1,661,442     (2,270,849)       (567,751)
DWS VIP Equity 500 Index                   3,502,739       3,618,898       7,121,637    (15,069,686)     (8,624,868)
DWS VIP Equity 500 Index Service Class     3,197,545              --       3,197,545       (897,717)      2,311,943
DWS VIP Small Cap Index                    1,308,311              --       1,308,311        323,569       1,427,588
DWS VIP Small Cap Index Service Class        772,702       1,013,618       1,786,320     (2,122,461)       (439,519)
Fidelity VIP Contrafund Service
   Class 2                                   391,844       2,483,850       2,875,694     (4,151,136)     (1,690,579)
Fidelity VIP Equity-Income                 4,246,328     173,518,194     177,764,522    (89,013,123)     83,784,582
Fidelity VIP Equity-Income Service
   Class 2                                 1,119,779       1,668,607       2,788,386     (2,554,099)        276,653
Fidelity VIP Growth                        2,759,566       8,938,463      11,698,029    (11,564,010)         53,770
Fidelity VIP Growth Service Class 2         (549,268)         11,329        (537,939)     3,730,072       3,117,576
Fidelity VIP Mid Cap Service Class 2       3,792,818          48,902       3,841,720      8,694,876      11,777,467
Fidelity VIP Overseas                        556,857      13,764,832      14,321,689      9,678,350      21,564,826
Fidelity VIP Overseas Service Class 2        680,656         500,179       1,180,835       (297,200)      1,016,710
FTVIPT Franklin Income Securities
   Class 2                                 5,689,056       7,806,068      13,495,124      1,718,988      16,810,839
FTVIPT Franklin Small-Mid Cap Growth
   Securities Class 2                        144,186       1,250,040       1,394,226     (6,212,996)     (1,817,912)
FTVIPT Mutual Shares Securities
   Class 2                                 2,157,292       6,302,860       8,460,152        166,369       7,153,751
FTVIPT Templeton Global Income
   Securities Class 2                         72,968       4,735,506       4,808,474     (7,792,676)     (3,488,097)
FTVIPT Templeton Growth Securities
   Class 2                                 1,043,366              --       1,043,366      7,544,234       9,453,824
Janus Aspen Series Balanced Service
   Shares                                  4,229,179       8,269,105      12,498,284    (11,221,346)        756,016
Janus Aspen Series Mid Cap Growth
   Service Shares                          1,841,890              --       1,841,890      1,021,091       3,104,187
Janus Aspen Series Worldwide Growth
   Service Shares                          1,352,216          91,983       1,444,199      1,821,964       3,007,369
Lincoln VIPT Baron Growth
   Opportunities Service Class               552,948              --         552,948       (163,348)        342,062
Lincoln VIPT Capital Growth Service
   Class                                     (38,508)      1,732,326       1,693,818     (2,212,221)       (880,857)
Lincoln VIPT Cohen & Steers Global
   Real Estate Service Class                  26,861              --          26,861         44,905          65,892
Lincoln VIPT Core                            (94,548)             --         (94,548)    (3,119,975)     (3,289,609)
Lincoln VIPT Core Service Class               14,065              --          14,065        (15,944)         (3,204)
                                             330,340              --         330,340       (277,420)         31,666


                                          DIVIDENDS
                                            FROM       MORTALITY AND         NET
                                         INVESTMENT        EXPENSE       INVESTMENT
SUBACCOUNT                                 INCOME    GUARANTEE CHARGES  INCOME (LOSS)
-------------------------------------------------------------------------------------
Lincoln VIPT Delaware Bond              $14,533,969     $(4,932,448)     $ 9,601,521
Lincoln VIPT Delaware Bond
   Service Class                         23,764,534      (7,985,187)      15,779,347
Lincoln VIPT Delaware Growth and
   Income Service Class                     194,020        (272,370)         (78,350)
Lincoln VIPT Delaware Social Awareness      229,417        (438,053)        (208,636)
Lincoln VIPT Delaware Social Awareness
   Service Class                            506,588      (1,275,355)        (768,767)
Lincoln VIPT Delaware Special
   Opportunities Service Class               19,054         (17,380)           1,674
Lincoln VIPT FI Equity-Income
   Service Class                            223,468        (336,432)        (112,964)
Lincoln VIPT Growth                              --            (278)            (278)
Lincoln VIPT Growth Service Class                --         (41,701)         (41,701)
Lincoln VIPT Growth Opportunities
   Service Class                                 --         (30,536)         (30,536)
Lincoln VIPT Janus Capital
   Appreciation                              11,882         (76,295)         (64,413)
Lincoln VIPT Janus Capital
   Appreciation Service Class                19,196        (417,356)        (398,160)
Lincoln VIPT Marsico International
   Growth Service Class                      74,628         (79,978)          (5,350)
Lincoln VIPT MFS Value Service Class         58,938         (46,334)          12,604
Lincoln VIPT Mid-Cap Growth
   Service Class                                 --         (55,225)         (55,225)
Lincoln VIPT Mid-Cap Value
   Service Class                             22,678         (78,507)         (55,829)
Lincoln VIPT Mondrian
   International Value                    1,202,374      (1,053,623)         148,751
Lincoln VIPT Mondrian International
   Value Service Class                    3,284,117      (2,973,239)         310,878
Lincoln VIPT Money Market                 5,643,061      (1,838,539)       3,804,522
Lincoln VIPT Money Market
   Service Class                         10,134,083      (3,723,874)       6,410,209
Lincoln VIPT S&P 500 Index                    2,491          (2,166)             325
Lincoln VIPT S&P 500 Index
   Service Class                            103,776        (101,074)           2,702
Lincoln VIPT Small-Cap Index
   Service Class                             25,293         (30,150)          (4,857)
Lincoln VIPT T. Rowe Price Growth
   Stock Service Class                        5,910         (29,822)         (23,912)
Lincoln VIPT T. Rowe Price Structured
   Mid-Cap Growth                                --         (41,580)         (41,580)
Lincoln VIPT T. Rowe Price Structured
   Mid-Cap Growth Service Class                  --        (237,252)        (237,252)
Lincoln VIPT Templeton Growth
   Service Class                            555,835        (227,107)         328,728
Lincoln VIPT UBS Global
   Asset Allocation                         640,748        (680,067)         (39,319)
Lincoln VIPT UBS Global Asset
   Allocation Service Class                 712,551        (792,740)         (80,189)
Lincoln VIPT Value Opportunities
   Service Class                              3,033          (4,533)          (1,500)
Lincoln VIPT Wilshire 2010 Profile
   Service Class                              2,423          (5,350)          (2,927)
Lincoln VIPT Wilshire 2020 Profile
   Service Class                              2,733          (7,017)          (4,284)
Lincoln VIPT Wilshire 2030 Profile
   Service Class                              1,754          (4,794)          (3,040)
Lincoln VIPT Wilshire 2040 Profile
   Service Class                              2,189          (2,219)             (30)
Lincoln VIPT Wilshire Aggressive
   Profile Service Class                    634,530      (1,478,665)        (844,135)
Lincoln VIPT Wilshire Conservative
   Profile Service Class                  2,107,216      (1,895,621)         211,595
Lincoln VIPT Wilshire Moderate Profile
   Service Class                          6,390,458      (8,845,378)      (2,454,920)
Lincoln VIPT Wilshire Moderately
   Aggressive Profile Service Class       5,562,720      (6,211,357)        (648,637)
MFS VIT Core Equity Service Class             5,893        (105,682)         (99,789)
MFS VIT Emerging Growth                          --        (101,033)        (101,033)
MFS VIT Emerging Growth Service Class            --        (173,687)        (173,687)
MFS VIT Total Return                        966,160        (513,051)         453,109
MFS VIT Total Return Service Class        7,897,260      (5,718,171)       2,179,089
MFS VIT Utilities                           348,897        (490,181)        (141,284)
MFS VIT Utilities Service Class           1,418,633      (3,296,367)      (1,877,734)
NB AMT Mid-Cap Growth                            --      (1,800,592)      (1,800,592)
NB AMT Regency                              574,332      (2,189,848)      (1,615,516)
Putnam VT Growth & Income Class IB           90,700        (109,035)         (18,335)
Putnam VT Health Sciences Class IB           54,661        (103,358)         (48,697)

See accompanying notes.

                                                          DIVIDENDS                     NET CHANGE      NET INCREASE
                                                            FROM          TOTAL        IN UNREALIZED    (DECREASE)
                                         NET REALIZED   NET REALIZED   NET REALIZED    APPRECIATION     IN NET ASSETS
                                          GAIN (LOSS)     GAIN ON       GAIN (LOSS)   OR DEPRECIATION  RESULTING FROM
SUBACCOUNT                              ON INVESTMENTS  INVESTMENTS   ON INVESTMENTS   ON INVESTMENTS    OPERATIONS
---------------------------------------------------------------------------------------------------------------------
Lincoln VIPT Delaware Bond                $ (415,139)    $        --   $  (415,139)     $  1,997,972     $11,184,354
Lincoln VIPT Delaware Bond
   Service Class                            (458,513)             --      (458,513)        1,214,489      16,535,323
Lincoln VIPT Delaware Growth and
   Income Service Class                      198,893              --       198,893           213,752         334,295
Lincoln VIPT Delaware Social Awareness     1,469,068              --     1,469,068          (845,273)        415,159
Lincoln VIPT Delaware Social Awareness
   Service Class                           2,698,443              --     2,698,443        (1,100,388)        829,288
Lincoln VIPT Delaware Special
   Opportunities Service Class               (25,697)         94,195        68,498          (218,927)       (148,755)
Lincoln VIPT FI Equity-Income
   Service Class                              69,677       1,963,778     2,033,455        (1,674,791)        245,700
Lincoln VIPT Growth                           14,677              --        14,677            (8,994)          5,405
Lincoln VIPT Growth Service Class            942,550              --       942,550          (392,026)        508,823
Lincoln VIPT Growth Opportunities
   Service Class                             296,067              --       296,067          (100,716)        164,815
Lincoln VIPT Janus Capital
   Appreciation                              472,605              --       472,605           376,791         784,983
Lincoln VIPT Janus Capital
   Appreciation Service Class                818,493              --       818,493         3,640,243       4,060,576
Lincoln VIPT Marsico International
   Growth Service Class                      210,688              --       210,688           439,786         645,124
Lincoln VIPT MFS Value Service Class         (16,475)             --       (16,475)          (65,525)        (69,396)
Lincoln VIPT Mid-Cap Growth
   Service Class                            (124,145)             --      (124,145)          270,519          91,149
Lincoln VIPT Mid-Cap Value
   Service Class                            (104,253)             --      (104,253)       (1,211,196)     (1,371,278)
Lincoln VIPT Mondrian
   International Value                     5,500,338       1,594,405     7,094,743        (1,298,205)      5,945,289
Lincoln VIPT Mondrian International
   Value Service Class                     6,964,046       4,663,811    11,627,857         3,830,340      15,769,075
Lincoln VIPT Money Market                         --              --            --                --       3,804,522
Lincoln VIPT Money Market
   Service Class                                  --              --            --                --       6,410,209
Lincoln VIPT S&P 500 Index                       248              --           248            (5,372)         (4,799)
Lincoln VIPT S&P 500 Index
   Service Class                            (152,089)             --      (152,089)         (358,828)       (508,215)
Lincoln VIPT Small-Cap Index
   Service Class                              (3,497)             --        (3,497)         (291,716)       (300,070)
Lincoln VIPT T. Rowe Price Growth
   Stock Service Class                        13,545              --        13,545           (40,879)        (51,246)
Lincoln VIPT T. Rowe Price Structured
   Mid-Cap Growth                            121,629              --       121,629           181,714         261,763
Lincoln VIPT T. Rowe Price Structured
   Mid-Cap Growth Service Class              660,790              --       660,790           868,489       1,292,027
Lincoln VIPT Templeton Growth
   Service Class                             (38,228)             --       (38,228)         (809,786)       (519,286)
Lincoln VIPT UBS Global
   Asset Allocation                          972,911       1,757,636     2,730,547        (1,023,294)      1,667,934
Lincoln VIPT UBS Global Asset
   Allocation Service Class                  333,791       2,179,049     2,512,840          (927,488)      1,505,163
Lincoln VIPT Value Opportunities
   Service Class                               2,616              --         2,616           (40,266)        (39,150)
Lincoln VIPT Wilshire 2010 Profile
   Service Class                               2,872              --         2,872            23,314          23,259
Lincoln VIPT Wilshire 2020 Profile
   Service Class                              (2,146)             --        (2,146)           27,482          21,052
Lincoln VIPT Wilshire 2030 Profile
   Service Class                                 162              --           162            15,491          12,613
Lincoln VIPT Wilshire 2040 Profile
   Service Class                                  22              --            22            (5,328)         (5,336)
Lincoln VIPT Wilshire Aggressive
   Profile Service Class                   2,331,509       1,199,436     3,530,945         3,392,713       6,079,523
Lincoln VIPT Wilshire Conservative
   Profile Service Class                   2,083,936         461,762     2,545,698         2,903,120       5,660,413
Lincoln VIPT Wilshire Moderate Profile
   Service Class                           5,564,394       2,474,859     8,039,253        25,707,114      31,291,447
Lincoln VIPT Wilshire Moderately
   Aggressive Profile Service Class        2,975,090       4,204,863     7,179,953        16,061,556      22,592,872
MFS VIT Core Equity Service Class            390,630              --       390,630           281,063         571,904
MFS VIT Emerging Growth                     (470,617)             --      (470,617)        1,833,003       1,261,353
MFS VIT Emerging Growth Service Class        991,847              --       991,847           996,122       1,814,282
MFS VIT Total Return                       1,729,387         923,764     2,653,151        (1,948,416)      1,157,844
MFS VIT Total Return Service Class         4,226,087       8,231,952    12,458,039        (7,457,600)      7,179,528
MFS VIT Utilities                          3,725,165       2,528,970     6,254,135         1,895,815       8,008,666
MFS VIT Utilities Service Class            7,019,255      12,180,306    19,199,561        25,228,694      42,550,521
NB AMT Mid-Cap Growth                      6,430,815              --     6,430,815        14,951,317      19,581,540
NB AMT Regency                             4,069,011       3,451,275     7,520,286        (3,699,995)      2,204,775
Putnam VT Growth & Income Class IB           249,157       1,042,217     1,291,374        (1,727,719)       (454,680)
Putnam VT Health Sciences Class IB           457,374              --       457,374          (477,929)        (69,252)

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2006 AND 2007

                                                               AIM V.I.
                                                 AIM V.I.       CAPITAL      AIM V.I.     AIM V.I.
                                                  CAPITAL    APPRECIATION      CORE     CORE EQUITY
                                               APPRECIATION    CLASS II       EQUITY      CLASS II
                                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
----------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006                  $        --   $       --    $        --  $        --
Changes From Operations:
   - Net investment income (loss)                  (91,336)     (52,084)      (118,893)     (44,587)
   - Net realized gain (loss) on investments      (115,634)     (20,847)        67,266       15,179
   - Net change in unrealized appreciation
     or depreciation on investments                  7,066      (21,163)     2,014,836      637,261
                                               -----------   ----------    -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      (199,904)     (94,094)     1,963,209      607,853
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                         219,036       35,351        293,638       95,169
      - Contract withdrawals and transfers to
        annuity reserves                        (1,468,565)    (210,774)    (3,260,684)    (811,043)
      - Contract transfers                      10,861,873    5,178,342     26,613,005    8,345,514
                                               -----------   ----------    -----------  -----------
                                                 9,612,344    5,002,919     23,645,959    7,629,640
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                             --           --             --           --
      - Annuity Payments                            (1,014)          --         (2,059)          --
      - Receipt (reimbursement) of mortality
        guarantee adjustments                          233           --             63           --
                                               -----------   ----------    -----------  -----------
                                                      (781)          --         (1,996)          --
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS              9,611,563    5,002,919     23,643,963    7,629,640
                                               -----------   ----------    -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS          9,411,659    4,908,825     25,607,172    8,237,493
                                               -----------   ----------    -----------  -----------
NET ASSETS AT DECEMBER 31, 2006                  9,411,659    4,908,825     25,607,172    8,237,493
Changes From Operations:
   - Net investment income (loss)                 (129,072)     (76,522)      (105,897)     (55,803)
   - Net realized gain (loss) on investments       192,968       79,296        827,697      298,760
   - Net change in unrealized appreciation
     or depreciation on investments                832,511      458,305        848,477      242,087
                                               -----------   ----------    -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                       896,407      461,079      1,570,277      485,044
Changes From Unit Transactions:
   Accumulation Units:
     - Contract purchases                           68,832      105,707        172,596       30,380
     - Contract withdrawals and transfers to
       annuity reserves                         (1,718,232)    (491,990)    (4,315,369)  (1,563,907)
     - Contract transfers                         (791,301)    (484,502)    (2,083,577)    (511,803)
                                               -----------   ----------    -----------  -----------
                                                (2,440,701)    (870,785)    (6,226,350)  (2,045,330)
   Annuity Reserves:
     - Transfer from accumulation units and
       between subaccounts                              --           --             --           --
     - Annuity Payments                             (2,018)          --         (3,558)          --
     - Receipt (reimbursement) of mortality
       guarantee adjustments                           255           --             69           --
                                               -----------   ----------    -----------  -----------
                                                    (1,763)          --         (3,489)          --
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS             (2,442,464)    (870,785)    (6,229,839)  (2,045,330)
                                               -----------   ----------    -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS         (1,546,057)    (409,706)    (4,659,562)  (1,560,286)
                                               -----------   ----------    -----------  -----------
NET ASSETS AT DECEMBER 31, 2007                $ 7,865,602   $4,499,119    $20,947,610  $ 6,677,207
                                               ===========   ==========    ===========  ===========

                                                                 AIM V.I.       ABVPSF
                                                  AIM V.I.    INTERNATIONAL     GLOBAL        ABVPSF          ABVPSF
                                               INTERNATIONAL     GROWTH       TECHNOLOGY    GROWTH AND    INTERNATIONAL
                                                  GROWTH        CLASS II        CLASS B   INCOME CLASS B  VALUE CLASS B
                                                 SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006                   $11,255,535    $ 6,449,458   $15,883,898   $206,322,630   $         --
Changes From Operations:
   - Net investment income (loss)                   (57,942)       (41,486)     (263,899)      (959,435)       (91,316)
   - Net realized gain (loss) on investments      1,272,288        371,545      (618,267)    14,622,839         30,220
   - Net change in unrealized appreciation
     or depreciation on investments               1,459,736      1,398,584     1,765,515     17,572,384      2,334,992
                                               ------------    -----------   -----------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      2,674,082      1,728,643       883,349     31,235,788      2,273,896
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                          150,259        108,137     2,429,250     24,600,651     16,294,001
      - Contract withdrawals and transfers to
        annuity reserves                         (1,793,126)      (616,404)   (1,389,816)   (17,455,101)      (270,642)
      - Contract transfers                         (410,257)       876,213     1,813,157     (7,110,595)    16,127,228
                                               ------------    -----------   -----------   ------------   ------------
                                                 (2,053,124)       367,946     2,852,591         34,955     32,150,587
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                          14,963             --            --         45,205             --
      - Annuity Payments                             (3,775)            --        (5,098)       (35,746)            --
      - Receipt (reimbursement) of mortality
        guarantee adjustments                           230             --            33          2,381             --
                                               ------------    -----------   -----------   ------------   ------------
                                                     11,418             --        (5,065)        11,840             --
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS              (2,041,706)       367,946     2,847,526         46,795     32,150,587
                                               ------------    -----------   -----------   ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             632,376      2,096,589     3,730,875     31,282,583     34,424,483
                                               ------------    -----------   -----------   ------------   ------------
NET ASSETS AT DECEMBER 31, 2006                  11,887,911      8,546,047    19,614,773    237,605,213     34,424,483
Changes From Operations:
   - Net investment income (loss)                  (125,146)      (108,310)     (392,737)    (1,018,960)      (822,719)
   - Net realized gain (loss) on investments      1,842,547      1,046,433       668,204     18,189,458      5,009,671
   - Net change in unrealized appreciation
     or depreciation on investments                (289,630)       108,004     3,562,342     (9,635,624)    (3,224,018)
                                               ------------    -----------   -----------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      1,427,771      1,046,127     3,837,809      7,534,874        962,934
Changes From Unit Transactions:
   Accumulation Units:
     - Contract purchases                            51,809         58,281     9,373,479     23,809,101    108,320,348
     - Contract withdrawals and transfers to
       annuity reserves                          (2,352,920)      (806,909)   (4,958,586)   (22,470,046)    (5,709,611)
     - Contract transfers                          (678,555)      (373,668)    5,905,881     (7,862,815)    32,211,128
                                               ------------    -----------   -----------   ------------   ------------
                                                 (2,979,666)    (1,122,296)   10,320,774     (6,523,760)   134,821,865
   Annuity Reserves:
     - Transfer from accumulation units and
       between subaccounts                            5,680             --            --         28,037         16,547
     - Annuity Payments                             (27,528)            --        (5,711)       (91,341)          (724)
     - Receipt (reimbursement) of mortality
       guarantee adjustments                             (1)            --            (4)           571            213
                                               ------------    -----------   -----------   ------------   ------------
                                                    (21,849)            --        (5,715)       (62,733)        16,036
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS              (3,001,515)    (1,122,296)   10,315,059     (6,586,493)   134,837,901
                                               ------------    -----------   -----------   ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS          (1,573,744)       (76,169)   14,152,868        948,381    135,800,835
                                               ------------    -----------   -----------   ------------   ------------
NET ASSETS AT DECEMBER 31, 2007                 $10,314,167    $ 8,469,878   $33,767,641   $238,553,594   $170,225,318
                                               ============    ===========   ===========   ============   ============

                                                                              AMERICAN
                                                  ABVPSF                      CENTURY
                                                 LARGE CAP       ABVPSF     VP INFLATION    AMERICAN
                                                  GROWTH     SMALL/MID CAP   PROTECTION    FUNDS GLOBAL
                                                  CLASS B    VALUE CLASS B    CLASS 2     GROWTH CLASS 2
                                                SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006                   $38,794,594   $ 53,499,928  $100,042,811   $ 59,479,022
Changes From Operations:
   - Net investment income (loss)                  (531,050)      (942,011)    1,942,558       (819,921)
   - Net realized gain (loss) on investments        493,387      5,356,268      (476,728)       997,353
   - Net change in unrealized appreciation
     or depreciation on investments                (908,680)     3,515,362    (1,445,528)    18,050,559
                                                -----------   ------------  ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                       (946,343)     7,929,619        20,302     18,227,991
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                          560,055     19,267,922    24,336,929     59,192,035
      - Contract withdrawals and transfers to
        annuity reserves                         (2,810,470)    (4,199,871)   (8,198,612)    (4,436,144)
      - Contract transfers                       (3,892,766)     4,974,853     6,361,870     20,692,018
                                                -----------   ------------  ------------   ------------
                                                 (6,143,181)    20,042,904    22,500,187     75,447,909
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                              --             --         8,086             --
      - Annuity Payments                             (5,227)        (5,411)      (32,173)        (9,608)
      - Receipt (reimbursement) of mortality
        guarantee adjustments                            27             29           127            153
                                                -----------   ------------  ------------   ------------
                                                     (5,200)        (5,382)      (23,960)        (9,455)
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS              (6,148,381)    20,037,522    22,476,227     75,438,454
                                                -----------   ------------  ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS          (7,094,724)    27,967,141    22,496,529     93,666,445
                                                -----------   ------------  ------------   ------------
NET ASSETS AT DECEMBER 31, 2006                  31,699,870     81,467,069   122,539,340    153,145,467
Changes From Operations:
   - Net investment income (loss)                  (477,637)    (1,002,493)    3,684,490      2,828,756
   - Net realized gain (loss) on investments      1,071,475      8,899,322      (552,690)    10,877,388
   - Net change in unrealized appreciation
     or depreciation on investments               2,791,338    (10,839,028)    6,771,604     10,683,739
                                                -----------   ------------  ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      3,385,176     (2,942,199)    9,903,404     24,389,883
Changes From Unit Transactions:
   Accumulation Units:
     - Contract purchases                           200,911     30,163,584    20,765,216     80,024,563
     - Contract withdrawals and transfers to
       annuity reserves                          (4,038,220)    (6,088,654)   (8,165,995)    (9,843,667)
     - Contract transfers                        (1,919,729)     7,551,323      (256,496)    30,877,122
                                                -----------   ------------  ------------   ------------
                                                 (5,757,038)    31,626,253    12,342,725    101,058,018
   Annuity Reserves:
     - Transfer from accumulation units and
       between subaccounts                               --             --         6,760         28,016
     - Annuity Payments                              (5,437)        (5,915)      (32,518)       (15,433)
     - Receipt (reimbursement) of mortality
       guarantee adjustments                             (3)            (2)          340             80
                                                -----------   ------------  ------------   ------------
                                                     (5,440)        (5,917)      (25,418)        12,663
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS              (5,762,478)    31,620,336    12,317,307    101,070,681
                                                -----------   ------------  ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS          (2,377,302)    28,678,137    22,220,711    125,460,564
                                                -----------   ------------  ------------   ------------
NET ASSETS AT DECEMBER 31, 2007                 $29,322,568   $110,145,206  $144,760,051   $278,606,031
                                                ===========   ============  ============   ============

                                                  AMERICAN
                                                    FUNDS                                         AMERICAN
                                                GLOBAL SMALL                   AMERICAN FUNDS      FUNDS
                                               CAPITALIZATION  AMERICAN FUNDS   GROWTH-INCOME  INTERNATIONAL
                                                   CLASS 2     GROWTH CLASS 2      CLASS 2        CLASS 2
                                                 SUBACCOUNT      SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006                   $146,086,924   $1,027,944,645  $1,158,679,589  $413,015,292
Changes From Operations:
   - Net investment income (loss)                 (2,223,715)      (9,076,695)        736,535     1,119,738
   - Net realized gain (loss) on investments      16,381,244       19,206,302      42,762,358    12,510,452
   - Net change in unrealized appreciation or
    depreciation on investments                   23,251,088       90,916,755     130,816,178    69,604,313
                                                ------------   --------------  --------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      37,408,617      101,046,362     174,315,071    83,234,503
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                        53,651,291      311,111,946     305,952,629   136,675,439
      - Contract withdrawals and transfers to
        annuity reserves                         (13,265,650)     (84,829,449)    (97,709,386)  (34,186,111)
      - Contract transfers                        14,237,135       37,669,944      39,757,318    33,376,555
                                                ------------   --------------  --------------  ------------
                                                  54,622,776      263,952,441     248,000,561   135,865,883
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                           17,571           95,172         134,674        85,789
      - Annuity Payments                             (19,826)        (205,336)       (337,744)     (136,695)
      - Receipt (reimbursement) of mortality
        guarantee adjustments                          1,159           (1,541)         (3,644)        6,215
                                                ------------   --------------  --------------  ------------
                                                      (1,096)        (111,705)       (206,714)      (44,691)
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS               54,621,680      263,840,736     247,793,847   135,821,192
                                                ------------   --------------  --------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           92,030,297      364,887,098     422,108,918   219,055,695
                                                ------------   --------------  --------------  ------------
NET ASSETS AT DECEMBER 31, 2006                  238,117,221    1,392,831,743   1,580,788,507   632,070,987
Changes From Operations:
   - Net investment income (loss)                  4,256,401      (13,413,607)     (1,296,042)       97,527
   - Net realized gain (loss) on investments      33,251,970      133,087,183      80,110,635    52,337,493
   - Net change in unrealized appreciation or
     depreciation on investments                  10,420,843       30,583,664     (29,519,413)   70,044,516
                                                ------------   --------------  --------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      47,929,214      150,257,240      49,295,180   122,479,536
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                        80,472,258      345,288,976     338,236,577   172,903,198
      - Contract withdrawals and transfers to
        annuity reserves                         (25,821,972)    (123,130,960)   (138,885,811)  (59,030,181)
      - Contract transfers                        18,312,841        7,318,877       8,332,853    36,597,845
                                                ------------   --------------  --------------  ------------
                                                  72,963,127      229,476,893     207,683,619   150,470,862
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                           14,293           93,533          78,991        17,757
      - Annuity Payments                             (16,971)        (230,144)       (488,134)     (151,499)
      - Receipt (reimbursement) of mortality
        guarantee adjustments                          1,448            1,194           4,702         6,931
                                                ------------   --------------  --------------  ------------
                                                      (1,230)        (135,417)       (404,441)     (126,811)
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS               72,961,897      229,341,476     207,279,178   150,344,051
                                                ------------   --------------  --------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS          120,891,111      379,598,716     256,574,358   272,823,587
                                                ------------   --------------  --------------  ------------
NET ASSETS AT DECEMBER 31, 2007                 $359,008,332   $1,772,430,459  $1,837,362,865  $904,894,574
                                                ============   ==============  ==============  ============

See accompanying notes.

                                                              DELAWARE
                                                  DELAWARE       VIPT           DELAWARE                     DELAWARE
                                                VIPT CAPITAL  DIVERSIFIED    VIPT EMERGING    DELAWARE         VIPT
                                                  RESERVES       INCOME         MARKETS         VIPT        HIGH YIELD
                                               SERVICE CLASS  SERVICE CLASS  SERVICE CLASS   HIGH YIELD   SERVICE CLASS
                                                 SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006                  $  4,142,143   $117,668,130   $ 63,653,626   $ 15,016,454  $151,343,314
Changes From Operations:
   - Net investment income (loss)                   217,898       (599,409)      (684,442)       775,284     7,439,096
   - Net realized gain (loss) on investments        (17,182)       279,321      4,953,776        235,354     1,092,952
   - Net change in unrealized appreciation or
    depreciation on investments                      46,069      9,318,826     17,812,559        482,036     7,965,123
                                               ------------   ------------   ------------   ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                        246,785      8,998,738     22,081,893      1,492,674    16,497,171
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                        8,854,596     45,305,947     43,839,656         61,037    35,987,846
      - Contract withdrawals and transfers to
        annuity reserves                         (1,355,606)    (9,461,351)    (4,949,251)    (2,185,905)  (12,439,495)
      - Contract transfers                       (1,614,842)    24,453,000      5,294,374         15,907    (4,648,154)
                                               ------------   ------------   ------------   ------------  ------------
                                                  5,884,148     60,297,596     44,184,779     (2,108,961)   18,900,197
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                         776,475         28,789           (733)           162        24,813
      - Annuity Payments                           (170,808)        (9,799)          (187)          (973)      (36,097)
      - Receipt (reimbursement) of mortality
        guarantee adjustments                           109            323             --            248           269
                                               ------------   ------------   ------------   ------------  ------------
                                                    605,776         19,313           (920)          (563)      (11,015)
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS               6,489,924     60,316,909     44,183,859     (2,109,524)   18,889,182
                                               ------------   ------------   ------------   ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           6,736,709     69,315,647     66,265,752       (616,850)   35,386,353
                                               ------------   ------------   ------------   ------------  ------------
NET ASSETS AT DECEMBER 31, 2006                  10,878,852    186,983,777    129,919,378     14,399,604   186,729,667
Changes From Operations:
   - Net investment income (loss)                   384,575      2,187,108       (784,585)       742,928     9,075,742
   - Net realized gain (loss) on investments           (746)     1,531,408     19,759,469        502,132     2,002,091
   - Net change in unrealized appreciation or
     depreciation on investments                    (39,312)     9,377,803     36,429,906       (922,051)   (9,934,694)
                                               ------------   ------------   ------------   ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                        344,517     13,096,319     55,404,790        323,009     1,143,139
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                        5,461,905     68,102,044     61,279,813         82,753    41,143,172
      - Contract withdrawals and transfers to
        annuity reserves                         (1,194,224)   (16,521,595)   (12,621,632)    (2,747,229)  (16,276,614)
      - Contract transfers                        2,886,525     50,434,127     22,715,453      3,825,795   (10,072,423)
                                               ------------   ------------   ------------   ------------  ------------
                                                  7,154,206    102,014,576     71,373,634      1,161,319    14,794,135
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                              --         85,630         17,216         (3,615)       11,299
      - Annuity Payments                           (167,969)       (23,342)          (709)          (535)      (39,550)
      - Receipt (reimbursement) of mortality
        guarantee adjustments                          (151)           241            254             24           486
                                               ------------   ------------   ------------   ------------  ------------
                                                   (168,120)        62,529         16,761         (4,126)      (27,765)
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS               6,986,086    102,077,105     71,390,395      1,157,193    14,766,370
                                               ------------   ------------   ------------   ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           7,330,603    115,173,424    126,795,185      1,480,202    15,909,509
                                               ------------   ------------   ------------   ------------  ------------
NET ASSETS AT DECEMBER 31, 2007                $ 18,209,455   $302,157,201   $256,714,563   $ 15,879,806  $202,639,176
                                               ============   ============   ============   ============  ============

                                                  DELAWARE                                   DELAWARE
                                                    VIPT                       DELAWARE        VIPT
                                               INTERNATIONAL    DELAWARE     VIPT REIT       SMALL CAP
                                                VALUE EQUITY    VIPT REIT   SERVICE CLASS      VALUE
                                                 SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006                   $ 2,813,892   $ 22,971,856  $161,758,580   $32,285,750
Changes From Operations:
   - Net investment income (loss)                    39,463        124,456      (174,617)     (366,463)
   - Net realized gain (loss) on investments        380,655      3,772,459    16,443,617     4,967,354
   - Net change in unrealized appreciation or
    depreciation on investments                     104,853      2,461,794    37,317,795      (216,661)
                                                -----------   ------------  ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                        524,971      6,358,709    53,586,795     4,384,230
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                              711        122,841    44,809,819       243,175
      - Contract withdrawals and transfers to
        annuity reserves                           (689,370)    (4,313,859)  (15,307,272)   (5,227,475)
      - Contract transfers                           87,468       (703,317)    6,764,272    (1,020,116)
                                                -----------   ------------  ------------   -----------
                                                   (601,191)    (4,894,335)   36,266,819    (6,004,416)
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                              --        (26,492)       42,781        (4,396)
      - Annuity Payments                                 --        (19,192)      (48,073)       (4,587)
      - Receipt (reimbursement) of mortality
        guarantee adjustments                            --            701         1,377           951
                                                -----------   ------------  ------------   -----------
                                                         --        (44,983)       (3,915)       (8,032)
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                (601,191)    (4,939,318)   36,262,904    (6,012,448)
                                                -----------   ------------  ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (76,220)     1,419,391    89,849,699    (1,628,218)
                                                -----------   ------------  ------------   -----------
NET ASSETS AT DECEMBER 31, 2006                   2,737,672     24,391,247   251,608,279    30,657,532
Changes From Operations:
   - Net investment income (loss)                    19,403         17,127    (1,216,665)     (231,080)
   - Net realized gain (loss) on investments        989,468      6,424,519    52,167,686     5,005,866
   - Net change in unrealized appreciation or
     depreciation on investments                   (887,134)    (9,149,166)  (90,327,296)   (6,429,443)
                                                -----------   ------------  ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                        121,737     (2,707,520)  (39,376,275)   (1,654,657)
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                            1,171         97,442    32,306,436       122,751
      - Contract withdrawals and transfers to
        annuity reserves                           (610,149)    (4,178,191)  (18,017,917)   (5,564,258)
      - Contract transfers                         (552,292)    (3,957,054)  (35,660,128)   (3,099,525)
                                                -----------   ------------  ------------   -----------
                                                 (1,161,270)    (8,037,803)  (21,371,609)   (8,541,032)
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                          16,547         17,962         5,956        (5,631)
      - Annuity Payments                               (715)       (23,076)      (52,466)      (35,085)
      - Receipt (reimbursement) of mortality
        guarantee adjustments                           213            240         1,278          (132)
                                                -----------   ------------  ------------   -----------
                                                     16,045         (4,874)      (45,232)      (40,848)
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS              (1,145,225)    (8,042,677)  (21,416,841)   (8,581,880)
                                                -----------   ------------  ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS          (1,023,488)   (10,750,197)  (60,793,116)  (10,236,537)
                                                -----------   ------------  ------------   -----------
NET ASSETS AT DECEMBER 31, 2007                 $ 1,714,184   $ 13,641,050  $190,815,163   $20,420,995
                                                ===========   ============  ============   ===========

                                                                                               DELAWARE
                                                DELAWARE VIPT                  DELAWARE        VIPT U.S.
                                               SMALL CAP VALUE    DELAWARE    VIPT TREND        GROWTH
                                                SERVICE CLASS    VIPT TREND  SERVICE CLASS  SERVICE CLASS
                                                  SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006                    $196,817,038   $30,707,868   $107,820,967   $38,980,114
Changes From Operations:
   - Net investment income (loss)                  (4,073,655)     (393,458)    (1,818,264)     (566,622)
   - Net realized gain (loss) on investments       18,261,754       860,216      3,557,104     1,106,999
   - Net change in unrealized appreciation or
   depreciation on investments                     17,289,797     1,144,760      4,223,173      (399,202)
                                                 ------------   -----------  -------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                       31,477,896     1,611,518      5,962,013       141,175
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                         79,459,219       158,953     13,296,569     1,401,748
      - Contract withdrawals and transfers to
        annuity reserves                          (15,120,468)   (4,948,804)    (7,446,016)   (2,495,432)
      - Contract transfers                         14,327,485    (2,632,333)    (5,083,349)   (2,491,767)
                                                 ------------   -----------  -------------   -----------
                                                   78,666,236    (7,422,184)       767,204    (3,585,451)
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                            21,663            --             --        32,329
      - Annuity Payments                             (131,249)      (12,244)       (98,885)       (7,303)
      - Receipt (reimbursement) of mortality
        guarantee adjustments                             562         4,551            509            14
                                                 ------------   -----------  -------------   -----------
                                                     (109,024)       (7,693)       (98,376)       25,040
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                78,557,212    (7,429,877)       668,828    (3,560,411)
                                                 ------------   -----------  -------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS           110,035,108    (5,818,359)     6,630,841    (3,419,236)
                                                 ------------   -----------  -------------   -----------
NET ASSETS AT DECEMBER 31, 2006                   306,852,146    24,889,509    114,451,808    35,560,878
Changes From Operations:
   - Net investment income (loss)                  (4,848,057)     (313,510)    (1,897,855)     (587,568)
   - Net realized gain (loss) on investments       29,837,360     1,803,825      6,729,410     1,237,396
   - Net change in unrealized appreciation or
     depreciation on investments                  (56,466,731)      631,676      4,831,492     3,053,799
                                                 ------------   -----------  -------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      (31,477,428)    2,121,991      9,663,047     3,703,627
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                         86,717,339       149,359      8,961,055     3,473,433
      - Contract withdrawals and transfers to
        annuity reserves                          (22,101,313)   (5,407,922)    (9,739,492)   (2,721,615)
      - Contract transfers                        (12,012,071)   (2,655,663)    (7,404,768)   (1,320,371)
                                                 ------------   -----------  -------------   -----------
                                                   52,603,955    (7,914,226)    (8,183,205)     (568,553)
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                                --            --             --         6,760
      - Annuity Payments                             (117,050)       (9,745)      (105,263)      (10,067)
      - Receipt (reimbursement) of mortality
        guarantee adjustments                            (178)        4,568            (33)        1,020
                                                 ------------   -----------  -------------   -----------
                                                     (117,228)       (5,177)      (105,296)       (2,287)
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                52,486,727    (7,919,403)    (8,288,501)     (570,840)
                                                 ------------   -----------  -------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS            21,009,299    (5,797,412)     1,374,546     3,132,787
                                                 ------------   -----------  -------------   -----------
NET ASSETS AT DECEMBER 31, 2007                  $327,861,445   $19,092,097   $115,826,354   $38,693,665
                                                 ============   ===========  =============   ===========

See accompanying notes.

                                                                                            DWS VIP                     DWS VIP
                                                               DELAWARE       DWS VIP      EQUITY 500     DWS VIP      SMALL CAP
                                                 DELAWARE    VIPT VALUE     EQUITY 500       INDEX       SMALL CAP       INDEX
                                                VIPT VALUE  SERVICE CLASS     INDEX      SERVICE CLASS     INDEX     SERVICE CLASS
                                                SUBACCOUNT   SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006                  $17,634,039   $ 68,306,425  $ 68,258,386   $29,602,529   $16,288,832   $19,247,425
Changes From Operations:
   - Net investment income (loss)                   33,953       (439,010)     (198,782)     (249,635)     (151,625)     (326,118)
   - Net realized gain (loss) on investments     1,570,123      2,975,658     2,377,142       534,881     2,044,284     1,356,200
   - Net change in unrealized appreciation or
   depreciation on investments                   1,994,667     16,421,133     5,975,654     4,246,380       521,619     2,516,367
                                               -----------   ------------  ------------   -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                     3,598,743     18,957,781     8,154,014     4,531,626     2,414,278     3,546,449
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                         201,421     29,433,315     1,420,007    10,408,755       577,031     9,381,891
      - Contract withdrawals and transfers to
        annuity reserves                        (4,125,796)    (5,571,580)  (10,548,216)   (1,810,700)   (2,112,332)   (1,183,345)
      - Contract transfers                       1,275,046     17,897,320    (5,262,177)      (25,995)     (383,782)    1,955,443
                                               -----------   ------------  ------------   -----------   -----------   -----------
                                                (2,649,329)    41,759,055   (14,390,386)    8,572,060    (1,919,083)   10,153,989
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                             --             --       (35,683)           --       (58,916)           --
      - Annuity Payments                            (7,816)        (5,898)      (66,269)       (2,743)      (10,276)           --
      - Receipt (reimbursement) of mortality
        guarantee adjustments                        1,357            303        17,035            88            63            --
                                               -----------   ------------  ------------   -----------   -----------   -----------
                                                    (6,459)        (5,595)      (84,917)       (2,655)      (69,129)           --
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS             (2,655,788)    41,753,460   (14,475,303)    8,569,405    (1,988,212)   10,153,989
                                               -----------   ------------  ------------   -----------   -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS            942,955     60,711,241    (6,321,289)   13,101,031       426,066    13,700,438
                                               -----------   ------------  ------------   -----------   -----------   -----------
NET ASSETS AT DECEMBER 31, 2006                 18,576,994    129,017,666    61,937,097    42,703,560    16,714,898    32,947,863
Changes From Operations:
   - Net investment income (loss)                   41,656       (676,819)       12,115      (204,292)     (103,378)     (415,137)
   - Net realized gain (loss) on investments     1,661,442      7,121,637     3,197,545     1,308,311     1,786,320     2,875,694
   - Net change in unrealized appreciation or
     depreciation on investments                (2,270,849)   (15,069,686)     (897,717)      323,569    (2,122,461)   (4,151,136)
                                               -----------   ------------  ------------   -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      (567,751)    (8,624,868)    2,311,943     1,427,588      (439,519)   (1,690,579)
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                         136,856     42,180,878       544,704     7,492,249       255,103     5,639,486
      - Contract withdrawals and transfers to
        annuity reserves                        (3,390,987)    (9,538,988)   (8,710,005)   (2,452,991)   (1,611,352)   (1,547,364)
      - Contract transfers                         176,176      5,834,353    (4,149,446)   (1,914,531)   (1,503,861)    2,120,807
                                               -----------   ------------  ------------   -----------   -----------   -----------
                                                (3,077,955)    38,476,243   (12,314,747)    3,124,727    (2,860,110)    6,212,929
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                         12,801             --       (17,644)           --            --            --
      - Annuity Payments                           (21,535)         5,386       (57,064)       (2,934)       (9,988)           --
      - Receipt (reimbursement) of mortality
        guarantee adjustments                        1,442             51        16,441             9            (6)           --
                                               -----------   ------------  ------------   -----------   -----------   -----------
                                                    (7,292)         5,437       (58,267)       (2,925)       (9,994)           --
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS             (3,085,247)    38,481,680   (12,373,014)    3,121,802    (2,870,104)    6,212,929
                                               -----------   ------------  ------------   -----------   -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS         (3,652,998)    29,856,812   (10,061,071)    4,549,390    (3,309,623)    4,522,350
                                               -----------   ------------  ------------   -----------   -----------   -----------
NET ASSETS AT DECEMBER 31, 2007                $14,923,996   $158,874,478  $ 51,876,026   $47,252,950   $13,405,275   $37,470,213
                                               ===========   ============  ============   ===========   ===========   ===========


                                                FIDELITY VIP                    FIDELITY VIP
                                                 CONTRAFUND      FIDELITY VIP   EQUITY-INCOME
                                               SERVICE CLASS 2  EQUITY-INCOME  SERVICE CLASS 2
                                                SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006                   $242,707,287     $28,049,062    $108,463,653
Changes From Operations:
   - Net investment income (loss)                 (2,044,138)        501,850       1,518,431
   - Net realized gain (loss) on investments      37,954,270       3,874,525      15,269,208
   - Net change in unrealized appreciation or
   depreciation on investments                    (1,652,574)         78,421       1,757,899
                                                ------------     -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      34,257,558       4,454,796      18,545,538
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                       166,103,875         147,736       1,987,053
      - Contract withdrawals and transfers to
        annuity reserves                         (17,209,029)     (4,893,711)     (7,739,636)
      - Contract transfers                        47,410,307      (1,643,614)     (3,227,847)
                                                ------------     -----------    ------------
                                                 196,305,153      (6,389,589)     (8,980,430)
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                            9,938              --          26,731
      - Annuity Payments                              (7,984)        (18,209)        (42,459)
      - Receipt (reimbursement) of mortality
        guarantee adjustments                            108           1,091             400
                                                ------------     -----------    ------------
                                                       2,062         (17,118)        (15,328)
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS              196,307,215      (6,406,707)     (8,995,758)
                                                ------------     -----------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS          230,564,773      (1,951,911)      9,549,780
                                                ------------     -----------    ------------
NET ASSETS AT DECEMBER 31, 2006                  473,272,060      26,097,151     118,013,433
Changes From Operations:
   - Net investment income (loss)                 (4,966,817)         42,366         (80,249)
   - Net realized gain (loss) on investments     177,764,522       2,788,386      11,698,029
   - Net change in unrealized appreciation or
     depreciation on investments                 (89,013,123)     (2,554,099)    (11,564,010)
                                                ------------     -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      83,784,582         276,653          53,770
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                       171,852,579         114,662       1,935,778
      - Contract withdrawals and transfers to
        annuity reserves                         (37,817,234)     (5,770,621)     (9,823,162)
      - Contract transfers                        32,959,236        (917,625)     (5,270,262)
                                                ------------     -----------    ------------
                                                 166,994,581      (6,573,584)    (13,157,646)
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                           12,801              --              --
      - Annuity Payments                              18,937          (5,778)        (41,176)
      - Receipt (reimbursement) of mortality
        guarantee adjustments                            (82)          1,217              28
                                                ------------     -----------    ------------
                                                      31,656          (4,561)        (41,148)
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS              167,026,237      (6,578,145)    (13,198,794)
                                                ------------     -----------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS          250,810,819      (6,301,492)    (13,145,024)
                                                ------------     -----------    ------------
NET ASSETS AT DECEMBER 31, 2007                 $724,082,879     $19,795,659    $104,868,409
                                                ============     ===========    ============

                                                            FIDELITY VIP  FIDELITY VIP
                                                 FIDELITY      GROWTH        MID CAP
                                                   VIP         SERVICE       SERVICE    FIDELITY VIP
                                                  GROWTH       CLASS 2       CLASS 2      OVERSEAS
                                                SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006                  $19,401,348   $40,555,043  $ 29,265,696   $ 7,809,350
Changes From Operations:
   - Net investment income (loss)                 (167,939)     (630,933)   (1,311,003)      (37,482)
   - Net realized gain (loss) on investments    (1,569,744)      513,669     4,753,694       583,828
   - Net change in unrealized appreciation or
     depreciation on investments                 2,621,536     2,221,336     3,209,519       603,713
                                               -----------   -----------  ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                       883,853     2,104,072     6,652,210     1,150,059
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                         107,401     7,058,997    64,157,850         4,949
      - Contract withdrawals and transfers to
        annuity reserves                        (3,368,327)   (2,540,943)   (3,353,901)   (1,128,526)
      - Contract transfers                      (2,127,541)     (266,697)   37,689,754      (447,451)
                                               -----------   -----------  ------------   -----------
                                                (5,388,467)    4,251,357    98,493,703    (1,571,028)
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                             --            --        46,040            --
      - Annuity Payments                           (22,069)      (50,124)       (4,285)      (34,324)
      - Receipt (reimbursement) of mortality
        guarantee adjustments                        8,903           433           534        14,744
                                               -----------   -----------  ------------   -----------
                                                   (13,166)      (49,691)       42,289       (19,580)
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS             (5,401,633)    4,201,666    98,535,992    (1,590,608)
                                               -----------   -----------  ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS         (4,517,780)    6,305,738   105,188,202      (440,549)
                                               -----------   -----------  ------------   -----------
NET ASSETS AT DECEMBER 31, 2006                 14,883,568    46,860,781   134,453,898     7,368,801
Changes From Operations:
   - Net investment income (loss)                  (74,557)     (759,129)   (2,435,213)      133,075
   - Net realized gain (loss) on investments      (537,939)    3,841,720    14,321,689     1,180,835
   - Net change in unrealized appreciation or
     depreciation on investments                 3,730,072     8,694,876     9,678,350      (297,200)
                                               -----------   -----------  ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                     3,117,576    11,777,467    21,564,826     1,016,710
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                          61,959    13,191,355    86,751,861        26,580
      - Contract withdrawals and transfers to
        annuity reserves                        (3,508,661)   (4,200,768)   (8,650,245)   (1,806,633)
      - Contract transfers                        (754,943)   11,014,854    32,588,085        (4,154)
                                               -----------   -----------  ------------   -----------
                                                (4,201,645)   20,005,441   110,689,701    (1,784,207)
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                             --            --       (39,093)        2,461
      - Annuity Payments                           (17,025)      (55,851)       (5,140)      (37,694)
      - Receipt (reimbursement) of mortality
        guarantee adjustments                       10,642           242          (254)       17,047
                                               -----------   -----------  ------------   -----------
                                                    (6,383)      (55,609)      (44,487)      (18,186)
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS             (4,208,028)   19,949,832   110,645,214    (1,802,393)
                                               -----------   -----------  ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS         (1,090,452)   31,727,299   132,210,040      (785,683)
                                               -----------   -----------  ------------   -----------
NET ASSETS AT DECEMBER 31, 2007                $13,793,116   $78,588,080  $266,663,938   $ 6,583,118
                                               ===========   ===========  ============   ===========

See accompanying notes.

                                                                              FTVIPT
                                                                             FRANKLIN
                                                                FTVIPT       SMALL-MID                      FTVIPT
                                               FIDELITY VIP    FRANKLIN         CAP          FTVIPT       TEMPLETON
                                                 OVERSEAS       INCOME        GROWTH     MUTUAL SHARES  GLOBAL INCOME
                                                  SERVICE     SECURITIES    SECURITIES     SECURITIES     SECURITIES
                                                  CLASS 2      CLASS 2        CLASS 2       CLASS 2        CLASS 2
                                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006                  $ 93,652,564  $         --  $ 59,207,077   $         --   $  9,296,781
Changes From Operations:
   - Net investment income (loss)                  (960,466)     (263,977)   (1,083,805)      (181,594)       374,965
   - Net realized gain (loss) on investments      4,170,830        55,331     1,164,584         40,153         99,470
   - Net change in unrealized appreciation or
     depreciation on investments                 11,898,635     3,358,133     4,367,619      2,797,616      2,839,453
                                               ------------  ------------  ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                     15,108,999     3,149,487     4,448,398      2,656,175      3,313,888
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                       15,847,809    45,614,657    15,463,857     27,795,447     29,241,087
      - Contract withdrawals and transfers to
        annuity reserves                         (6,356,294)     (662,197)   (4,833,700)      (316,841)    (1,576,726)
      - Contract transfers                       (5,063,083)   29,918,292     1,298,085     19,921,049     23,119,229
                                               ------------  ------------  ------------   ------------   ------------
                                                  4,428,432    74,870,752    11,928,242     47,399,655     50,783,590
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                          11,795            --            35             --             --
      - Annuity Payments                             (9,332)           --        (9,721)            --             --
      - Receipt (reimbursement) of mortality
        guarantee adjustments                            98            --            78             --             --
                                               ------------  ------------  ------------   ------------   ------------
                                                      2,561            --        (9,608)            --             --
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS               4,430,993    74,870,752    11,918,634     47,399,655     50,783,590
                                               ------------  ------------  ------------   ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS          19,539,992    78,020,239    16,367,032     50,055,830     54,097,478
                                               ------------  ------------  ------------   ------------   ------------
NET ASSETS AT DECEMBER 31, 2006                 113,192,556    78,020,239    75,574,109     50,055,830     63,394,259
Changes From Operations:
   - Net investment income (loss)                 1,596,727     3,000,858    (1,472,770)      (503,895)       866,224
   - Net realized gain (loss) on investments     13,495,124     1,394,226     8,460,152      4,808,474      1,043,366
   - Net change in unrealized appreciation or
     depreciation on investments                  1,718,988    (6,212,996)      166,369     (7,792,676)     7,544,234
                                               ------------  ------------  ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                     16,810,839    (1,817,912)    7,153,751     (3,488,097)     9,453,824
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                       14,187,438   189,733,447    25,632,209    121,184,754     62,361,826
      - Contract withdrawals and transfers to
        annuity reserves                         (9,476,496)  (10,663,636)  (11,197,652)    (5,971,073)    (5,823,141)
      - Contract transfers                       (3,579,104)   94,730,438     2,433,449     61,221,987     43,905,504
                                               ------------  ------------  ------------   ------------   ------------
                                                  1,131,838   273,800,249    16,868,006    176,435,668    100,444,189
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                              --        23,825        11,947         11,912             --
      - Annuity Payments                               (852)       (2,131)       (6,407)        (1,069)            --
      - Receipt (reimbursement) of mortality
        guarantee adjustments                           462             5          (169)             2             --
                                               ------------  ------------  ------------   ------------   ------------
                                                       (390)       21,699         5,371         10,845             --
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS               1,131,448   273,821,948    16,873,377    176,446,513    100,444,189
                                               ------------  ------------  ------------   ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS          17,942,287   272,004,036    24,027,128    172,958,416    109,898,013
                                               ------------  ------------  ------------   ------------   ------------
NET ASSETS AT DECEMBER 31, 2007                $131,134,843  $350,024,275  $ 99,601,237   $223,014,246   $173,292,272
                                               ============  ============  ============   ============   ============

                                                  FTVIPT                          JANUS           JANUS
                                                TEMPLETON         JANUS       ASPEN SERIES    ASPEN SERIES
                                                  GROWTH      ASPEN SERIES       MID CAP        WORLDWIDE
                                                SECURITIES      BALANCED         GROWTH          GROWTH
                                                 CLASS 2     SERVICE SHARES  SERVICE SHARES  SERVICE SHARES
                                                SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
-----------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006                  $ 89,831,343   $ 39,730,293     $15,318,067    $ 4,361,767
Changes From Operations:
   - Net investment income (loss)                  (400,475)       122,337        (240,652)         1,759
   - Net realized gain (loss) on investments      5,600,909      1,278,415         606,638        102,359
   - Net change in unrealized appreciation or
     depreciation on investments                 16,743,943      1,780,075       1,242,129        551,610
                                               ------------   ------------     -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                     21,944,377      3,180,827       1,608,115        655,728
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                       39,279,428        588,948         148,713         56,792
      - Contract withdrawals and transfers to
        annuity reserves                         (7,394,393)    (4,584,624)       (831,891)      (296,821)
      - Contract transfers                       13,524,041     (1,396,358)       (896,783)      (111,441)
                                               ------------   ------------     -----------    -----------
                                                 45,409,076     (5,392,034)     (1,579,961)      (351,470)
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                          29,731             --              --             --
      - Annuity Payments                            (46,478)       (73,775)             --        (49,682)
      - Receipt (reimbursement) of mortality
        guarantee adjustments                           509            542              --            195
                                               ------------   ------------     -----------    -----------
                                                    (16,238)       (73,233)             --        (49,487)
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS              45,392,838     (5,465,267)     (1,579,961)      (400,957)
                                               ------------   ------------     -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS          67,337,215     (2,284,440)         28,154        254,771
                                               ------------   ------------     -----------    -----------
NET ASSETS AT DECEMBER 31, 2006                 157,168,558     37,445,853      15,346,221      4,616,538
Changes From Operations:
   - Net investment income (loss)                  (520,922)       241,206        (258,794)       (47,538)
   - Net realized gain (loss) on investments     12,498,284      1,841,890       1,444,199        552,948
   - Net change in unrealized appreciation or
     depreciation on investments                (11,221,346)     1,021,091       1,821,964       (163,348)
                                               ------------   ------------     -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                        756,016      3,104,187       3,007,369        342,062
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                       33,529,929        444,501         304,874         14,973
      - Contract withdrawals and transfers to
        annuity reserves                        (10,347,575)    (3,820,479)     (1,518,327)      (649,143)
      - Contract transfers                        3,065,248     (1,586,163)        452,116         49,123
                                               ------------   ------------     -----------    -----------
                                                 26,247,602     (4,962,141)       (761,337)      (585,047)
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                              --             --              --             --
      - Annuity Payments                            (12,671)       (65,249)             --        (55,726)
      - Receipt (reimbursement) of mortality
        guarantee adjustments                           254             (7)             --            (11)
                                               ------------   ------------     -----------    -----------
                                                    (12,417)       (65,256)             --        (55,737)
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS              26,235,185     (5,027,397)       (761,337)      (640,784)
                                               ------------   ------------     -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS          26,991,201     (1,923,210)      2,246,032       (298,722)
                                               ------------   ------------     -----------    -----------
NET ASSETS AT DECEMBER 31, 2007                $184,159,759   $ 35,522,643     $17,592,253    $ 4,317,816
                                               ============   ============     ===========    ===========

                                                                               LINCOLN VIPT
                                                LINCOLN VIPT                  COHEN & STEERS
                                                BARON GROWTH   LINCOLN VIPT       GLOBAL
                                               OPPORTUNITIES  CAPITAL GROWTH    REAL ESTATE   LINCOLN VIPT
                                               SERVICE CLASS  SERVICE CLASS    SERVICE CLASS       CORE
                                                 SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006                   $        --      $       --     $        --     $ 131,724
Changes From Operations:
   - Net investment income (loss)                   (16,381)             --              --          (852)
   - Net realized gain (loss) on investments         28,563              --              --         2,755
   - Net change in unrealized appreciation or
     depreciation on investments                    247,647              --              --        15,335
                                                -----------      ----------     -----------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                        259,829              --              --        17,238
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                        3,546,713              --              --         4,167
      - Contract withdrawals and transfers to
        annuity reserves                            (73,202)             --              --        (1,696)
      - Contract transfers                        1,102,010              --              --           400
                                                -----------      ----------     -----------     ---------
                                                  4,575,521              --              --         2,871
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                              --              --              --            --
      - Annuity Payments                                 --              --              --            --
      - Receipt (reimbursement) of mortality
        guarantee adjustments                            --              --              --            --
                                                -----------      ----------     -----------     ---------
                                                         --              --              --            --
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS               4,575,521              --              --         2,871
                                                -----------      ----------     -----------     ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS           4,835,350              --              --        20,109
                                                -----------      ----------     -----------     ---------
NET ASSETS AT DECEMBER 31, 2006                   4,835,350              --              --       151,833
Changes From Operations:
   - Net investment income (loss)                  (362,454)         (5,874)        (75,086)       (1,325)
   - Net realized gain (loss) on investments      1,693,818          26,861         (94,548)       14,065
   - Net change in unrealized appreciation or
     depreciation on investments                 (2,212,221)         44,905      (3,119,975)      (15,944)
                                                -----------      ----------     -----------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                       (880,857)         65,892      (3,289,609)       (3,204)
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                       19,049,911       1,341,504      21,372,854           840
      - Contract withdrawals and transfers to
        annuity reserves                           (727,798)         (7,684)       (391,595)       (1,026)
      - Contract transfers                       14,255,165         (95,137)     14,277,886      (148,443)
                                                -----------      ----------     -----------     ---------
                                                 32,577,278       1,238,683      35,259,145      (148,629)
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                          13,806              --              --            --
      - Annuity Payments                               (628)             --              --            --
      - Receipt (reimbursement) of mortality
        guarantee adjustments                            96              --              --            --
                                                -----------      ----------     -----------     ---------
                                                     13,274              --              --            --
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS              32,590,552       1,238,683      35,259,145      (148,629)
                                                -----------      ----------     -----------     ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS          31,709,695       1,304,575      31,969,536      (151,833)
                                                -----------      ----------     -----------     ---------
NET ASSETS AT DECEMBER 31, 2007                 $36,545,045      $1,304,575     $31,969,536     $      --
                                                ===========      ==========     ===========     =========

See accompanying notes.



                                                                                            LINCOLN VIPT
                                                                                              DELAWARE     LINCOLN VIPT
                                                LINCOLN VIPT                  LINCOLN VIPT     GROWTH        DELAWARE
                                                    CORE       LINCOLN VIPT  DELAWARE BOND   AND INCOME       SOCIAL
                                               SERVICE CLASS  DELAWARE BOND  SERVICE CLASS  SERVICE CLASS    AWARENESS
                                                 SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006                   $   795,382   $353,491,303   $322,429,439    $ 3,043,012   $29,133,651
Changes From Operations:
   - Net investment income (loss)                   (19,034)     8,939,045     10,917,700        (18,971)     (210,819)
   - Net realized gain (loss) on investments         23,604     (1,058,140)      (882,266)        53,026     1,235,887
   - Net change in unrealized appreciation or
     depreciation on investments                    266,951      1,859,902      1,352,450        786,539     1,781,910
                                                -----------   ------------   ------------    -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                        271,521      9,740,807     11,387,884        820,594     2,806,978
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                        2,002,209     11,248,481     99,980,090      4,862,883       621,042
      - Contract withdrawals and transfers to
        annuity reserves                           (217,522)   (46,788,453)   (24,569,613)      (262,821)   (2,771,451)
      - Contract transfers                          761,886     (2,333,471)    19,545,049      2,323,676    (1,881,034)
                                                -----------   ------------   ------------    -----------   -----------
                                                  2,546,573    (37,873,443)    94,955,526      6,923,738    (4,031,443)
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                              --        148,296        178,532             --        31,532
      - Annuity Payments                                 --       (126,020)       (13,639)            --        (6,399)
      - Receipt (reimbursement) of mortality
        guarantee adjustments                            --          2,597            444             --             2
                                                -----------   ------------   ------------    -----------   -----------
                                                         --         24,873        165,337             --        25,135
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS               2,546,573    (37,848,570)    95,120,863      6,923,738    (4,006,308)
                                                -----------   ------------   ------------    -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS           2,818,094    (28,107,763)   106,508,747      7,744,332    (1,199,330)
                                                -----------   ------------   ------------    -----------   -----------
NET ASSETS AT DECEMBER 31, 2006                   3,613,476    325,383,540    428,938,186     10,787,344    27,934,321
Changes From Operations:
   - Net investment income (loss)                   (21,254)     9,601,521     15,779,347        (78,350)     (208,636)
   - Net realized gain (loss) on investments        330,340       (415,139)      (458,513)       198,893     1,469,068
   - Net change in unrealized appreciation or
     depreciation on investments                   (277,420)     1,997,972      1,214,489        213,752      (845,273)
                                                -----------   ------------   ------------    -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                         31,666     11,184,354     16,535,323        334,295       415,159
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                          629,775      3,309,219    101,286,354      7,396,980       275,590
      - Contract withdrawals and transfers to
        annuity reserves                            (23,406)   (46,461,121)   (33,755,563)      (541,292)   (2,739,674)
      - Contract transfers                       (4,251,511)      (967,410)    12,319,624      4,472,513      (710,909)
                                                -----------   ------------   ------------    -----------   -----------
                                                 (3,645,142)   (44,119,312)    79,850,415     11,328,201    (3,174,993)
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                              --         13,816         11,677             --            --
      - Annuity Payments                                 --       (139,648)       (23,855)            --        (7,532)
      - Receipt (reimbursement) of mortality
        guarantee adjustments                            --          1,142          5,262             --            (5)
                                                -----------   ------------   ------------    -----------   -----------
                                                         --       (124,690)        (6,916)            --        (7,537)
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS              (3,645,142)   (44,244,002)    79,843,499     11,328,201    (3,182,530)
                                                -----------   ------------   ------------    -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS          (3,613,476)   (33,059,648)    96,378,822     11,662,496    (2,767,371)
                                                -----------   ------------   ------------    -----------   -----------
NET ASSETS AT DECEMBER 31, 2007                 $        --   $292,323,892   $525,317,008    $22,449,840   $25,166,950
                                                ===========   ============   ============    ===========   ===========

                                                LINCOLN VIPT   LINCOLN VIPT
                                                   DELAWARE      DELAWARE        LINCOLN
                                                   SOCIAL        SPECIAL         VIPT FI
                                                  AWARENESS   OPPORTUNITIES   EQUITY-INCOME   LINCOLN VIPT
                                               SERVICE CLASS  SERVICE CLASS   SERVICE CLASS      GROWTH
                                                 SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006                   $71,884,144     $       --     $ 4,781,806     $  50,956
Changes From Operations:
   - Net investment income (loss)                  (672,859)            --         (34,275)       (1,568)
   - Net realized gain (loss) on investments      1,670,870             --         714,522           339
   - Net change in unrealized appreciation or
     depreciation on investments                  6,231,153             --         339,059         5,481
                                                -----------     ----------     -----------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      7,229,164             --       1,019,306         4,252
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                        6,796,341             --       7,800,287            --
      - Contract withdrawals and transfers to
        annuity reserves                         (4,352,431)            --        (308,545)       (7,108)
      - Contract transfers                       (4,715,013)            --       2,507,693        67,996
                                                -----------     ----------     -----------     ---------
                                                 (2,271,103)            --       9,999,435        60,888
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                              --             --              --            --
      - Annuity Payments                             31,927             --              --            --
      - Receipt (reimbursement) of mortality
        guarantee adjustments                            --             --              --            --
                                                -----------     ----------     -----------     ---------
                                                     31,927             --              --            --
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS              (2,239,176)            --       9,999,435        60,888
                                                -----------     ----------     -----------     ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS           4,989,988             --      11,018,741        65,140
                                                -----------     ----------     -----------     ---------
NET ASSETS AT DECEMBER 31, 2006                  76,874,132             --      15,800,547       116,096
Changes From Operations:
   - Net investment income (loss)                  (768,767)         1,674        (112,964)         (278)
   - Net realized gain (loss) on investments      2,698,443         68,498       2,033,455        14,677
   - Net change in unrealized appreciation or
     depreciation on investments                 (1,100,388)      (218,927)     (1,674,791)       (8,994)
                                                -----------     ----------     -----------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                        829,288       (148,755)        245,700         5,405
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                        6,727,043      1,776,715       6,341,410            --
      - Contract withdrawals and transfers to
        annuity reserves                         (5,418,555)       (29,080)       (973,038)      (13,675)
      - Contract transfers                       (3,605,335)     1,727,715       1,875,530      (107,826)
                                                -----------     ----------     -----------     ---------
                                                 (2,296,847)     3,475,350       7,243,902      (121,501)
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                              --             --              --            --
      - Annuity Payments                             (4,338)            --              --            --
      - Receipt (reimbursement) of mortality
        guarantee adjustments                         1,701             --              --            --
                                                -----------     ----------     -----------     ---------
                                                     (2,637)            --              --            --
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS              (2,299,484)     3,475,350       7,243,902      (121,501)
                                                -----------     ----------     -----------     ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS          (1,470,196)     3,326,595       7,489,602      (116,096)
                                                -----------     ----------     -----------     ---------
NET ASSETS AT DECEMBER 31, 2007                 $75,403,936     $3,326,595     $23,290,149     $      --
                                                ===========     ==========     ===========     =========


                                                               LINCOLN VIPT                  LINCOLN VIPT
                                               LINCOLN VIPT       GROWTH      LINCOLN VIPT  JANUS CAPITAL
                                                   GROWTH     OPPORTUNITIES  JANUS CAPITAL   APPRECIATION
                                               SERVICE CLASS  SERVICE CLASS   APPRECIATION  SERVICE CLASS
                                                 SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006                   $ 2,448,531   $   931,405   $  3,928,463    $11,917,908
Changes From Operations:
   - Net investment income (loss)                   (97,645)       (50,867)       (59,260)      (225,228)
   - Net realized gain (loss) on investments         39,447       (118,470)        53,765        147,552
   - Net change in unrealized appreciation or
     depreciation on investments                    272,181         87,524        315,216      1,190,710
                                                -----------    -----------   ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                        213,983        (81,813)       309,721      1,113,034
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                        4,917,314      2,198,782        107,229      2,409,099
      - Contract withdrawals and transfers to
        annuity reserves                           (342,428)      (175,224)      (143,585)      (774,914)
      - Contract transfers                          418,541        921,417         70,193      1,500,946
                                                -----------    -----------   ------------    -----------
                                                  4,993,427      2,944,975         33,837      3,135,131
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                              --             --             --             --
      - Annuity Payments                                 --             --         (4,436)            --
      - Receipt (reimbursement) of mortality
        guarantee adjustments                            --             --              7             --
                                                -----------    -----------   ------------    -----------
                                                         --             --         (4,429)            --
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS               4,993,427      2,944,975         29,408      3,135,131
                                                -----------    -----------   ------------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS           5,207,410      2,863,162        339,129      4,248,165
                                                -----------    -----------   ------------    -----------
NET ASSETS AT DECEMBER 31, 2006                   7,655,941      3,794,567      4,267,592     16,166,073
Changes From Operations:
   - Net investment income (loss)                   (41,701)       (30,536)       (64,413)      (398,160)
   - Net realized gain (loss) on investments        942,550        296,067        472,605        818,493
   - Net change in unrealized appreciation or
     depreciation on investments                   (392,026)      (100,716)       376,791      3,640,243
                                                -----------    -----------   ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                        508,823        164,815        784,983      4,060,576
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                        1,497,365      1,078,002         64,950      5,121,889
      - Contract withdrawals and transfers to
        annuity reserves                           (115,702)      (112,380)      (609,111)    (1,460,952)
      - Contract transfers                       (9,546,427)    (4,925,004)       (14,650)    10,631,428
                                                -----------    -----------   ------------    -----------
                                                 (8,164,764)    (3,959,382)      (558,811)    14,292,365
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                              --             --             --            --
      - Annuity Payments                                 --             --           (386)           --
      - Receipt (reimbursement) of mortality
        guarantee adjustments                            --             --             --            --
                                                -----------    -----------   ------------    -----------
                                                         --             --           (386)           --
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS              (8,164,764)    (3,959,382)      (559,197)    14,292,365
                                                -----------    -----------   ------------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS          (7,655,941)    (3,794,567)       225,786     18,352,941
                                                -----------    -----------   ------------    -----------
NET ASSETS AT DECEMBER 31, 2007                 $        --    $        --   $  4,493,378    $34,519,014
                                                ===========    ===========   ============    ===========

See accompanying notes.

                                                LINCOLN VIPT
                                                  MARSICO                     LINCOLN VIPT   LINCOLN VIPT   LINCOLN VIPT
                                               INTERNATIONAL   LINCOLN VIPT     MID-CAP        MID-CAP        MONDRIAN
                                                  GROWTH        MFS VALUE        GROWTH         VALUE      INTERNATIONAL
                                               SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  SERVICE CLASS      VALUE
                                                 SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006                   $        --    $        --    $        --    $        --    $51,322,467
Changes From Operations:
   - Net investment income (loss)                        --             --             --             --        764,087
   - Net realized gain (loss) on investments             --             --             --             --      2,480,122
   - Net change in unrealized appreciation or
     depreciation on investments                         --             --             --             --     10,937,162
                                                -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                             --             --             --             --     14,181,371
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                               --             --             --             --      2,352,232
      - Contract withdrawals and transfers to
        annuity reserves                                 --             --             --             --     (4,182,575)
      - Contract transfers                               --             --             --             --        607,599
                                                -----------    -----------    -----------    -----------    -----------
                                                         --             --             --             --     (1,222,744)
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                              --             --             --             --         44,779
      - Annuity Payments                                 --             --             --             --        (11,749)
      - Receipt (reimbursement) of mortality
        guarantee adjustments                            --             --             --             --            258
                                                -----------    -----------    -----------    -----------    -----------
                                                         --             --             --             --         33,288
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                      --             --             --             --     (1,189,456)
                                                -----------    -----------    -----------    -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  --             --             --             --     12,991,915
                                                -----------    -----------    -----------    -----------    -----------
NET ASSETS AT DECEMBER 31, 2006                          --             --             --             --     64,314,382
Changes From Operations:
   - Net investment income (loss)                    (5,350)        12,604        (55,225)       (55,829)       148,751
   - Net realized gain (loss) on investments        210,688        (16,475)      (124,145)      (104,253)     7,094,743
   - Net change in unrealized appreciation or
     depreciation on investments                    439,786        (65,525)       270,519     (1,211,196)    (1,298,205)
                                                -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                        645,124        (69,396)        91,149     (1,371,278)     5,945,289
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                        8,227,618      6,257,451      7,037,192      7,416,950        473,909
      - Contract withdrawals and transfers to
        annuity reserves                           (227,019)       (82,722)      (143,471)      (153,587)    (5,063,291)
      - Contract transfers                       12,034,923      5,217,963      5,048,351      7,908,757     (5,573,014)
                                                -----------    -----------    -----------    -----------    -----------
                                                 20,035,522     11,392,692     11,942,072     15,172,120    (10,162,396)
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                              --             --             --             --             --
      - Annuity Payments                                 --             --             --             --        (14,461)
      - Receipt (reimbursement) of mortality
        guarantee adjustments                            --             --             --             --            238
                                                -----------    -----------    -----------    -----------    -----------
                                                         --             --             --             --        (14,223)
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS              20,035,522     11,392,692     11,942,072     15,172,120    (10,176,619)
                                                -----------    -----------    -----------    -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS          20,680,646     11,323,296     12,033,221     13,800,842     (4,231,330)
                                                -----------    -----------    -----------    -----------    -----------
NET ASSETS AT DECEMBER 31, 2007                 $20,680,646    $11,323,296    $12,033,221    $13,800,842    $60,083,052
                                                ===========    ===========    ===========    ===========    ===========

                                                LINCOLN VIPT
                                                 MONDRIAN
                                               INTERNATIONAL                 LINCOLN VIPT  LINCOLN VIPT
                                                   VALUE      LINCOLN VIPT   MONEY MARKET     S&P 500
                                               SERVICE CLASS  MONEY MARKET  SERVICE CLASS      INDEX
                                                 SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006                  $110,575,192   $106,859,269  $ 79,247,808     $     --
Changes From Operations:
   - Net investment income (loss)                 1,673,723      3,184,845     2,992,537           --
   - Net realized gain (loss) on investments      3,847,342             --            --           --
   - Net change in unrealized appreciation or
     depreciation on investments                 27,225,119             --            --           --
                                               ------------   ------------  ------------     --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                     32,746,184      3,184,845     2,992,537           --
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                       31,417,099      9,893,971   142,360,131           --
      - Contract withdrawals and transfers to
        annuity reserves                         (7,658,007)   (42,711,083)  (19,444,905)          --
      - Contract transfers                       (2,990,287)    29,181,242   (40,973,013)          --
                                               ------------   ------------  ------------     --------
                                                 20,768,805     (3,635,870)   81,942,213           --
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                          34,343        164,367     1,016,010           --
      - Annuity Payments                             (1,773)       (37,840)     (111,118)          --
      - Receipt (reimbursement) of mortality
        guarantee adjustments                            56             42           139           --
                                               ------------   ------------  ------------     --------
                                                     32,626        126,569       905,031           --
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS              20,801,431     (3,509,301)   82,847,244           --
                                               ------------   ------------  ------------     --------
TOTAL INCREASE (DECREASE) IN NET ASSETS          53,547,615       (324,456)   85,839,781           --
                                               ------------   ------------  ------------     --------
NET ASSETS AT DECEMBER 31, 2006                 164,122,807    106,534,813   165,087,589           --
Changes From Operations:
   - Net investment income (loss)                   310,878      3,804,522     6,410,209          325
   - Net realized gain (loss) on investments     11,627,857             --            --          248
   - Net change in unrealized appreciation or
     depreciation on investments                  3,830,340             --            --       (5,372)
                                               ------------   ------------  ------------     --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                     15,769,075      3,804,522     6,410,209       (4,799)
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                       26,024,940      6,245,700   166,093,451          420
      - Contract withdrawals and transfers to
        annuity reserves                        (10,170,214)   (66,590,478)  (64,453,135)      (4,076)
      - Contract transfers                       (9,874,779)    74,264,459       452,718      268,435
                                               ------------   ------------  ------------     --------
                                                  5,979,947     13,919,681   102,093,034      264,779
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                           9,743             --            --           --
      - Annuity Payments                             (8,252)       (46,915)     (236,157)          --
      - Receipt (reimbursement) of mortality
        guarantee adjustments                         2,079             23         2,883           --
                                               ------------   ------------  ------------     --------
                                                      3,570        (46,892)     (233,274)          --
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS               5,983,517     13,872,789   101,859,760      264,779
                                               ------------   ------------  ------------     --------
TOTAL INCREASE (DECREASE) IN NET ASSETS          21,752,592     17,677,311   108,269,969      259,980
                                               ------------   ------------  ------------     --------
NET ASSETS AT DECEMBER 31, 2007                $185,875,399   $124,212,124  $273,357,558     $259,980
                                               ============   ============  ============     ========

                                                                                             LINCOLN VIPT
                                                LINCOLN VIPT   LINCOLN VIPT   LINCOLN VIPT  T. ROWE PRICE
                                                   S&P 500      SMALL-CAP    T. ROWE PRICE    STRUCTURED
                                                   INDEX          INDEX       GROWTH STOCK      MID-CAP
                                               SERVICE CLASS  SERVICE CLASS  SERVICE CLASS      GROWTH
                                                 SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006                   $        --    $        --     $       --     $1,832,318
Changes From Operations:
   - Net investment income (loss)                        --             --             --        (35,738)
   - Net realized gain (loss) on investments             --             --             --         41,899
   - Net change in unrealized appreciation or
     depreciation on investments                         --             --             --        139,728
                                                -----------     ----------     ----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                             --             --             --        145,889
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                               --             --             --         86,129
      - Contract withdrawals and transfers to
        annuity reserves                                 --             --             --        (66,251)
      - Contract transfers                               --             --             --        285,924
                                                -----------     ----------     ----------     ----------
                                                         --             --             --        305,802
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                              --             --             --             --
      - Annuity Payments                                 --             --             --             --
      - Receipt (reimbursement) of mortality
        guarantee adjustments                            --             --             --             --
                                                -----------     ----------     ----------     ----------
                                                         --             --             --             --
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                      --             --             --        305,802
                                                -----------     ----------     ----------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  --             --             --        451,691
                                                -----------     ----------     ----------     ----------
NET ASSETS AT DECEMBER 31, 2006                          --             --             --      2,284,009
Changes From Operations:
   - Net investment income (loss)                     2,702         (4,857)       (23,912)       (41,580)
   - Net realized gain (loss) on investments       (152,089)        (3,497)        13,545        121,629
   - Net change in unrealized appreciation or
     depreciation on investments                   (358,828)      (291,716)       (40,879)       181,714
                                                -----------     ----------     ----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                       (508,215)      (300,070)       (51,246)       261,763
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                       13,908,189      4,962,567      4,594,700         12,795
      - Contract withdrawals and transfers to
        annuity reserves                           (232,444)      (104,044)       (43,135)       (59,184)
      - Contract transfers                        6,287,517      2,149,893      2,225,750        246,539
                                                -----------     ----------     ----------     ----------
                                                 19,963,262      7,008,416      6,777,315        200,150
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                              --             --             --             --
      - Annuity Payments                                 --             --             --             --
      - Receipt (reimbursement) of mortality
        guarantee adjustments                            --             --             --             --
                                                -----------     ----------     ----------     ----------
                                                         --             --             --             --
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS              19,963,262      7,008,416      6,777,315        200,150
                                                -----------     ----------     ----------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS          19,455,047      6,708,346      6,726,069        461,913
                                                -----------     ----------     ----------     ----------
NET ASSETS AT DECEMBER 31, 2007                 $19,455,047     $6,708,346     $6,726,069     $2,745,922
                                                ===========     ==========     ==========     ==========

See accompanying notes.

                                                LINCOLN VIPT                                LINCOLN VIPT
                                                T. ROWE PRICE   LINCOLN VIPT  LINCOLN VIPT       UBS        LINCOLN VIPT
                                                 STRUCTURED      TEMPLETON        UBS        GLOBAL ASSET      VALUE
                                               MID-CAP GROWTH     GROWTH      GLOBAL ASSET    ALLOCATION   OPPORTUNITIES
                                                SERVICE CLASS  SERVICE CLASS   ALLOCATION   SERVICE CLASS  SERVICE CLASS
                                                 SUBACCOUNT      SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006                   $ 5,537,906     $        --    $26,758,516   $ 9,590,351    $        --
Changes From Operations:
   - Net investment income (loss)                  (138,762)             --       (135,304)      (15,206)            --
   - Net realized gain (loss) on investments         95,049              --      2,140,279       854,797             --
   - Net change in unrealized appreciation or
     depreciation on investments                    645,829              --      2,101,083     1,725,216             --
                                                -----------     -----------    -----------   -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                        602,116              --      4,106,058     2,564,807             --
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                        3,872,605              --      9,147,751    18,874,048             --
      - Contract withdrawals and transfers to
        annuity reserves                           (274,424)             --     (1,740,305)   (1,161,661)            --
      - Contract transfers                        1,497,421              --        740,293     1,456,507             --
                                                -----------     -----------    -----------   -----------    -----------
                                                  5,095,602              --      8,147,739    19,168,894             --
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                              --              --         10,433        32,629             --
      - Annuity Payments                                 --              --         (9,214)      (32,629)            --
      - Receipt (reimbursement) of mortality
        guarantee adjustments                            --              --            131            --             --
                                                -----------     -----------    -----------   -----------    -----------
                                                         --              --          1,350            --             --
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS               5,095,602              --      8,149,089    19,168,894             --
                                                -----------     -----------    -----------   -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS           5,697,718              --     12,255,147    21,733,701             --
                                                -----------     -----------    -----------   -----------    -----------
NET ASSETS AT DECEMBER 31, 2006                  11,235,624              --     39,013,663    31,324,052             --
Changes From Operations:
   - Net investment income (loss)                  (237,252)        328,728        (39,319)      (80,189)        (1,500)
   - Net realized gain (loss) on investments        660,790         (38,228)     2,730,547     2,512,840          2,616
   - Net change in unrealized appreciation or
     depreciation on investments                    868,489        (809,786)    (1,023,294)     (927,488)       (40,266)
                                                -----------     -----------    -----------   -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      1,292,027        (519,286)     1,667,934     1,505,163        (39,150)
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                        5,498,894      36,632,607        434,692    23,794,071        659,019
      - Contract withdrawals and transfers to
        annuity reserves                           (618,609)       (433,735)    (2,882,548)   (2,320,050)        (9,178)
      - Contract transfers                            3,320       9,877,215     (2,037,038)    5,086,140        203,881
                                                -----------     -----------    -----------   -----------    -----------
                                                  4,883,605      46,076,087     (4,484,894)   26,560,161        853,722
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                              --              --             --            --             --
      - Annuity Payments                                 --              --        (10,535)           --             --
      - Receipt (reimbursement) of mortality
        guarantee adjustments                            --              --            (11)           --             --
                                                -----------     -----------    -----------   -----------    -----------
                                                         --              --        (10,546)           --             --
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS               4,883,605      46,076,087     (4,495,440)   26,560,161        853,722
                                                -----------     -----------    -----------   -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS           6,175,632      45,556,801     (2,827,506)   28,065,324        814,572
                                                -----------     -----------    -----------   -----------    -----------
NET ASSETS AT DECEMBER 31, 2007                 $17,411,256     $45,556,801    $36,186,157   $59,389,376    $   814,572
                                                ===========     ===========    ===========   ===========    ===========


                                                LINCOLN VIPT   LINCOLN VIPT   LINCOLN VIPT   LINCOLN VIPT
                                               WILSHIRE 2010  WILSHIRE 2020  WILSHIRE 2030  WILSHIRE 2040
                                                  PROFILE        PROFILE        PROFILE        PROFILE
                                               SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  SERVICE CLASS
                                                 SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006                   $       --     $       --      $     --       $     --
Changes From Operations:
   - Net investment income (loss)                       --             --            --             --
   - Net realized gain (loss) on investments            --             --            --             --
   - Net change in unrealized appreciation or
     depreciation on investments                        --             --            --             --
                                                ----------     ----------      --------       --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                            --             --            --             --
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                              --             --            --             --
      - Contract withdrawals and transfers to
        annuity reserves                                --             --            --             --
      - Contract transfers                              --             --            --             --
                                                ----------     ----------      --------       --------
                                                        --             --            --             --
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                             --             --            --             --
      - Annuity Payments                                --             --            --             --
      - Receipt (reimbursement) of mortality
        guarantee adjustments                           --             --            --             --
                                                ----------     ----------      --------       --------
                                                        --             --            --             --
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                     --             --            --             --
                                                ----------     ----------      --------       --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 --             --            --             --
                                                ----------     ----------      --------       --------
NET ASSETS AT DECEMBER 31, 2006                         --             --            --             --
Changes From Operations:
   - Net investment income (loss)                   (2,927)        (4,284)       (3,040)           (30)
   - Net realized gain (loss) on investments         2,872         (2,146)          162             22
   - Net change in unrealized appreciation or
     depreciation on investments                    23,314         27,482        15,491         (5,328)
                                                ----------     ----------      --------       --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                        23,259         21,052        12,613         (5,336)
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                         836,711      1,288,525       811,235        393,881
      - Contract withdrawals and transfers to
        annuity reserves                           (22,490)       (21,304)      (19,660)       (16,876)
      - Contract transfers                         443,268        879,681       129,934         25,510
                                                ----------     ----------      --------       --------
                                                 1,257,489      2,146,902       921,509        402,515
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                             --             --            --             --
      - Annuity Payments                                --             --            --             --
      - Receipt (reimbursement) of mortality
        guarantee adjustments                           --             --            --             --
                                                ----------     ----------      --------       --------
                                                        --             --            --             --
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS              1,257,489      2,146,902       921,509        402,515
                                                ----------     ----------      --------       --------
TOTAL INCREASE (DECREASE) IN NET ASSETS          1,280,748      2,167,954       934,122        397,179
                                                ----------     ----------      --------       --------
NET ASSETS AT DECEMBER 31, 2007                 $1,280,748     $2,167,954      $934,122       $397,179
                                                ==========     ==========      ========       ========

                                               LINCOLN VIPT                                 LINCOLN VIPT
                                                 WILSHIRE     LINCOLN VIPT   LINCOLN VIPT    WILSHIRE
                                                AGGRESSIVE     WILSHIRE        WILSHIRE      MODERATELY
                                                  PROFILE    CONSERVATIVE      MODERATE      AGGRESSIVE
                                                  SERVICE       PROFILE        PROFILE        PROFILE
                                                   CLASS     SERVICE CLASS  SERVICE CLASS  SERVICE CLASS
                                                 SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006                  $ 17,873,575  $ 30,523,299   $ 99,075,704   $ 62,178,857
Changes From Operations:
   - Net investment income (loss)                  (400,941)     (140,446)    (1,891,901)    (1,064,381)
   - Net realized gain (loss) on investments        473,760       821,194      1,782,299        668,767
   - Net change in unrealized appreciation or
     depreciation on investments                  5,514,152     4,295,185     25,616,206     19,658,986
                                               ------------  ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      5,586,971     4,975,933     25,506,604     19,263,372
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                       26,941,949    32,567,870    179,071,161    125,393,276
      - Contract withdrawals and transfers to
        annuity reserves                         (2,005,622)   (5,799,622)   (10,992,599)    (4,073,835)
      - Contract transfers                       10,140,881    13,833,662     75,111,123     44,150,963
                                               ------------  ------------   ------------   ------------
                                                 35,077,208    40,601,910    243,189,685    165,470,404
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                              --     2,235,649        182,598        109,739
      - Annuity Payments                                 --      (161,635)       (39,894)       (44,632)
      - Receipt (reimbursement) of mortality
        guarantee adjustments                            --           392             39            150
                                               ------------  ------------   ------------   ------------
                                                         --     2,074,406        142,743         65,257
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS              35,077,208    42,676,316    243,332,428    165,535,661
                                               ------------  ------------   ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS          40,664,179    47,652,249    268,839,032    184,799,033
                                               ------------  ------------   ------------   ------------
NET ASSETS AT DECEMBER 31, 2006                  58,537,754    78,175,548    367,914,736    246,977,890
Changes From Operations:
   - Net investment income (loss)                  (844,135)      211,595     (2,454,920)      (648,637)
   - Net realized gain (loss) on investments      3,530,945     2,545,698      8,039,253      7,179,953
   - Net change in unrealized appreciation or
     depreciation on investments                  3,392,713     2,903,120     25,707,114     16,061,556
                                               ------------  ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      6,079,523     5,660,413     31,291,447     22,592,872
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                       50,186,340    56,570,256    213,170,146    175,593,651
      - Contract withdrawals and transfers to
        annuity reserves                         (5,525,089)   (9,589,045)   (29,610,958)   (14,021,762)
      - Contract transfers                        3,947,931    23,138,701     59,345,033     37,928,739
                                               ------------  ------------   ------------   ------------
                                                 48,609,182    70,119,912    242,904,221    199,500,628
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                              --            --        272,484             --
      - Annuity Payments                                 --      (561,293)       (51,018)       (48,672)
      - Receipt (reimbursement) of mortality
        guarantee adjustments                            --          (392)          (338)           (37)
                                               ------------  ------------   ------------   ------------
                                                         --      (561,685)       221,128        (48,709)
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS              48,609,182    69,558,227    243,125,349    199,451,919
                                               ------------  ------------   ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS          54,688,705    75,218,640    274,416,796    222,044,791
                                               ------------  ------------   ------------   ------------
NET ASSETS AT DECEMBER 31, 2007                $113,226,459  $153,394,188   $642,331,532   $469,022,681
                                               ============  ============   ============   ============

See accompanying notes.

                                                                              MFS VIT
                                                 MFS VIT        MFS VIT       EMERGING                      MFS VIT
                                                CORE EQUITY     EMERGING       GROWTH         MFS VIT     TOTAL RETURN    MFS VIT
                                               SERVICE CLASS     GROWTH    SERVICE CLASS   TOTAL RETURN  SERVICE CLASS   UTILITIES
                                                 SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006                    $6,233,909   $ 9,143,587  $ 10,354,668   $ 46,128,539   $ 241,264,525  $33,244,903
Changes From Operations:
   - Net investment income (loss)                   (92,898)     (117,539)     (162,745)       414,362       1,107,472      214,082
   - Net realized gain (loss) on investments        157,722    (1,031,211)      369,545      2,555,874       9,788,670    3,169,362
   - Net change in unrealized appreciation or
     depreciation on investments                    634,794     1,623,120       374,148      1,126,383      16,558,841    5,110,931
                                                 ----------   -----------  ------------   ------------   -------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                        699,618       474,370       580,948      4,096,619      27,454,983    8,494,375
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                          143,121        50,330       244,138        117,796      62,107,288      239,184
      - Contract withdrawals and transfers to
        annuity reserves                           (331,639)   (1,420,586)     (684,592)    (7,574,500)    (19,929,816)  (7,205,531)
      - Contract transfers                         (280,962)     (727,232)     (407,511)    (2,339,567)     11,845,787     (467,480)
                                                 ----------   -----------  ------------   ------------   -------------  -----------
                                                   (469,480)   (2,097,488)     (847,965)    (9,796,271)     54,023,259   (7,433,827)
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                              --            --            --             --          49,246           --
      - Annuity Payments                                 --        (5,247)       (4,106)        (6,883)        (28,419)      (7,070)
      - Receipt (reimbursement) of mortality
        guarantee adjustments                            --         2,281            26            816             170        2,302
                                                 ----------   -----------  ------------   ------------   -------------  -----------
                                                         --        (2,966)       (4,080)        (6,067)         20,997       (4,768)
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                (469,480)   (2,100,454)     (852,045)    (9,802,338)     54,044,256   (7,438,595)
                                                 ----------   -----------  ------------   ------------   -------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS             230,138    (1,626,084)     (271,097)    (5,705,719)     81,499,239    1,055,780
                                                 ----------   -----------  ------------   ------------   -------------  -----------
NET ASSETS AT DECEMBER 31, 2006                   6,464,047     7,517,503    10,083,571     40,422,820     322,763,764   34,300,683
Changes From Operations:
   - Net investment income (loss)                   (99,789)     (101,033)     (173,687)       453,109       2,179,089     (141,284)
   - Net realized gain (loss) on investments        390,630      (470,617)      991,847      2,653,151      12,458,039    6,254,135
   - Net change in unrealized appreciation or
     depreciation on investments                    281,063     1,833,003       996,122     (1,948,416)     (7,457,600)   1,895,815
                                                 ----------   -----------  ------------   ------------   -------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                        571,904     1,261,353     1,814,282      1,157,844       7,179,528    8,008,666
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                           70,960        28,133       169,801        513,856      44,289,076      169,134
      - Contract withdrawals and transfers to
        annuity reserves                           (610,399)   (1,411,659)   (1,195,660)    (7,425,686)    (26,742,541)  (8,619,160)
      - Contract transfers                         (421,536)     (619,503)      (44,744)    (3,413,223)       (797,851)  (1,123,251)
                                                 ----------   -----------  ------------   ------------   -------------  -----------
                                                   (960,975)   (2,003,029)   (1,070,603)   (10,325,053)     16,748,684   (9,573,277)
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                              --            --            --             --              --      105,457
      - Annuity Payments                                 --        (3,806)       (4,582)       (23,603)        (30,148)     (38,027)
      - Receipt (reimbursement) of mortality
        guarantee adjustments                            --         2,604            (3)          (300)            455        2,071
                                                 ----------   -----------  ------------   ------------   -------------  -----------
                                                         --        (1,202)       (4,585)       (23,903)        (29,693)      69,501
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                (960,975)   (2,004,231)   (1,075,188)   (10,348,956)     16,718,991   (9,503,776)
                                                 ----------   -----------  ------------   ------------   -------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (389,071)     (742,878)      739,094     (9,191,112)     23,898,519   (1,495,110)
                                                 ----------   -----------  ------------   ------------   -------------  -----------
NET ASSETS AT DECEMBER 31, 2007                  $6,074,976   $ 6,774,625  $ 10,822,665   $ 31,231,708   $ 346,662,283  $32,805,573
                                                 ==========   ===========  ============   ============   =============  ===========




                                                  MFS VIT        NB AMT
                                                UTILITIES        MID-CAP       NB AMT
                                               SERVICE CLASS     GROWTH       REGENCY
                                                SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006                  $ 77,763,713   $ 71,406,285  $114,789,057
Changes From Operations:
   - Net investment income (loss)                    78,843     (1,326,833)   (1,489,223)
   - Net realized gain (loss) on investments      6,739,800      2,588,070     9,359,182
   - Net change in unrealized appreciation or
     depreciation on investments                 20,314,073      8,308,368     3,357,792
                                               ------------   ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                     27,132,716      9,569,605    11,227,751
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                       27,805,650     16,777,407    17,980,452
      - Contract withdrawals and transfers to
        annuity reserves                         (7,764,367)    (5,382,919)   (7,787,595)
      - Contract transfers                       12,625,324     (2,117,228)   (3,584,053)
                                               ------------   ------------  ------------
                                                 32,666,607      9,277,260     6,608,804
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                          25,483         11,777        12,581
      - Annuity Payments                             (9,887)        (8,636)       (8,889)
      - Receipt (reimbursement) of mortality
        guarantee adjustments                            55             47            81
                                               ------------   ------------  ------------
                                                     15,651          3,188         3,773
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS              32,682,258      9,280,448     6,612,577
                                               ------------   ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS          59,814,974     18,850,053    17,840,328
                                               ------------   ------------  ------------
NET ASSETS AT DECEMBER 31, 2006                 137,578,687     90,256,338   132,629,385
Changes From Operations:
   - Net investment income (loss)                (1,877,734)    (1,800,592)   (1,615,516)
   - Net realized gain (loss) on investments     19,199,561      6,430,815     7,520,286
   - Net change in unrealized appreciation or
     depreciation on investments                 25,228,694     14,951,317    (3,699,995)
                                               ------------   ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                     42,550,521     19,581,540     2,204,775
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                       60,599,558     10,178,399     7,846,684
      - Contract withdrawals and transfers to
        annuity reserves                        (12,952,541)    (8,151,499)  (10,376,473)
      - Contract transfers                       38,727,874      2,769,649   (10,129,046)
                                               ------------   ------------  ------------
                                                 86,374,891      4,796,549   (12,658,835)
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                           9,743             --            --
      - Annuity Payments                            (14,954)       (11,442)       (9,749)
      - Receipt (reimbursement) of mortality
        guarantee adjustments                           246            708            22
                                               ------------   ------------  ------------
                                                     (4,965)       (10,734)       (9,727)
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS              86,369,926      4,785,815   (12,668,562)
                                               ------------   ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS         128,920,447     24,367,355   (10,463,787)
                                               ------------   ------------  ------------
NET ASSETS AT DECEMBER 31, 2007                $266,499,134   $114,623,693  $122,165,598
                                               ============   ============  ============

                                                PUTNAM VT    PUTNAM VT
                                                 GROWTH &     HEALTH
                                                  INCOME       SCIENCES
                                                 CLASS IB     CLASS IB
                                                SUBACCOUNT   SUBACCOUNT
-----------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006                  $ 7,329,537  $10,374,349
Changes From Operations:
   - Net investment income (loss)                   (3,921)    (101,703)
   - Net realized gain (loss) on investments       455,958      489,239
   - Net change in unrealized appreciation or
     depreciation on investments                   511,375     (328,340)
                                               -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                       963,412       59,196
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                          77,413      125,720
      - Contract withdrawals and transfers to
        annuity reserves                          (589,492)    (714,754)
      - Contract transfers                        (422,114)  (2,400,896)
                                               -----------  -----------
                                                  (934,193)  (2,989,930)
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                             --           --
      - Annuity Payments                            (1,587)          --
      - Receipt (reimbursement) of mortality
        guarantee adjustments                            5           --
                                               -----------  -----------
                                                    (1,582)          --
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS               (935,775)  (2,989,930)
                                               -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS             27,637   (2,930,734)
                                               -----------  -----------
NET ASSETS AT DECEMBER 31, 2006                  7,357,174    7,443,615
Changes From Operations:
   - Net investment income (loss)                  (18,335)     (48,697)
   - Net realized gain (loss) on investments     1,291,374      457,374
   - Net change in unrealized appreciation or
     depreciation on investments                (1,727,719)    (477,929)
                                               -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      (454,680)     (69,252)
Changes From Unit Transactions:
   Accumulation Units:
      - Contract purchases                          51,136       97,431
      - Contract withdrawals and transfers to
        annuity reserves                          (983,210)  (1,163,329)
      - Contract transfers                        (295,126)    (992,618)
                                               -----------  -----------
                                                (1,227,200)  (2,058,516)
   Annuity Reserves:
      - Transfer from accumulation units and
        between subaccounts                             --           --
      - Annuity Payments                            (1,795)          --
      - Receipt (reimbursement) of mortality
        guarantee adjustments                           (1)          --
                                               -----------  -----------
                                                    (1,796)          --
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS             (1,228,996)  (2,058,516)
                                               -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS         (1,683,676)  (2,127,768)
                                               -----------  -----------
NET ASSETS AT DECEMBER 31, 2007                $ 5,673,498 $  5,315,847
                                               ===========  ===========

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2007

1.   ACCOUNTING POLICIES AND ACCOUNT INFORMATION

THE VARIABLE ACCOUNT: Lincoln Life Variable Annuity Account N (Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The operations of the Variable Account, which commenced on November 24, 1998, are part of the operations of the Company. The Variable Account consists of thirteen products. The available products are as follows:

Lincoln ChoicePlus
Lincoln ChoicePlus Access
Lincoln ChoicePlus Bonus
Lincoln ChoicePlus II
Lincoln ChoicePlus II Access
Lincoln ChoicePlus II Advance
Lincoln ChoicePlus II Bonus
Lincoln ChoicePlus Assurance A Share
Lincoln ChoicePlus Assurance B Share
Lincoln ChoicePlus Assurance Bonus
Lincoln ChoicePlus Assurance C Share
Lincoln ChoicePlus Assurance L Share
Lincoln ChoicePlus Design

The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising from any other business of the Company.

During 2007, Jefferson Pilot Life Insurance Company and Jefferson Pilot Financial Insurance Company merged into The Lincoln National Life Insurance Company. The merger did not affect the assets and liabilities of Lincoln Life Variable Annuity Account N.

BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

INVESTMENTS: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one hundred one available mutual funds (the Funds) of thirteen diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (AIM V.I.):
     AIM V.I. Capital Appreciation Fund
     AIM V.I. Capital Appreciation Class II Fund
     AIM V.I. Core Equity Fund
     AIM V.I. Core Equity Class II Fund
     AIM V.I. International Growth Fund
     AIM V.I. International Growth Class II Fund

AllianceBernstein Variable Products Series Fund, Inc.
     (ABVPSF):
     ABVPSF Global Technology Class B Fund
     ABVPSF Growth and Income Class B Fund
     ABVPSF International Value Class B Fund
     ABVPSF Large Cap Growth Class B Fund
     ABVPSF Small/Mid Cap Value Class B Fund

American Century Variable Portfolios, Inc. (American Century VP):
     American Century VP Inflation Protection (Class 2)

American Funds Insurance Series (American Funds):
     American Funds Global Growth Class 2 Fund
     American Funds Global Small Capitalization Class 2 Fund
     American Funds Growth Class 2 Fund
     American Funds Growth-Income Class 2 Fund
     American Funds International Class 2 Fund

Delaware VIP Trust (Delaware VIPT)*:
     Delaware VIPT Capital Reserves Service Class Series
     Delaware VIPT Diversified Income Service Class Series
     Delaware VIPT Emerging Markets Service Class Series
     Delaware VIPT High Yield Series
     Delaware VIPT High Yield Service Class Series
     Delaware VIPT International Value Equity Series
     Delaware VIPT REIT Series
     Delaware VIPT REIT Service Class Series
     Delaware VIPT Small Cap Value Series
     Delaware VIPT Small Cap Value Service Class Series
     Delaware VIPT Trend Series
     Delaware VIPT Trend Service Class Series
     Delaware VIPT U.S. Growth Service Class Series
     Delaware VIPT Value Series
     Delaware VIPT Value Service Class Series

DWS Scudder VIP Funds (DWS VIP):
     DWS VIP Equity 500 Index Fund
     DWS VIP Equity 500 Index Service Class Fund
     DWS VIP Small Cap Index Fund
     DWS VIP Small Cap Index Service Class Fund

Fidelity Variable Insurance Products Fund (Fidelity VIP):
     Fidelity VIP Contrafund Service Class 2 Portfolio
     Fidelity VIP Equity-Income Portfolio
     Fidelity VIP Equity-Income Service Class 2 Portfolio
     Fidelity VIP Growth Portfolio
     Fidelity VIP Growth Service Class 2 Portfolio
     Fidelity VIP Mid Cap Service Class 2 Portfolio
     Fidelity VIP Overseas Portfolio
     Fidelity VIP Overseas Service Class 2 Portfolio

Franklin Templeton Variable Insurance Products Trust (FTVIPT):
     FTVIPT Franklin Income Securities Class 2 Fund
     FTVIPT Franklin Small-Mid Cap Growth Securities Class 2 Fund
     FTVIPT Mutual Shares Securities Class 2 Fund
     FTVIPT Templeton Global Income Securities Class 2 Fund
     FTVIPT Templeton Growth Securities Class 2 Fund

Janus Aspen Series:
     Janus Aspen Series Balanced Service Shares Portfolio
     Janus Aspen Series Mid Cap Growth Service Shares Portfolio
     Janus Aspen Series Worldwide Growth Service Shares Portfolio

Lincoln Variable Insurance Products Trust (Lincoln VIPT)*:
     Lincoln VIPT Baron Growth Opportunities Service Class Fund
     Lincoln VIPT Capital Growth Service Class Fund
     Lincoln VIPT Cohen & Steers Global Real Estate Service Class Fund Lincoln VIPT Delaware Bond Fund
     Lincoln VIPT Delaware Bond Service Class Fund
     Lincoln VIPT Delaware Growth and Income Service Class Fund
     Lincoln VIPT Delaware Social Awareness Fund
     Lincoln VIPT Delaware Social Awareness Service Class Fund
     Lincoln VIPT Delaware Special Opportunities Service Class Fund
     Lincoln VIPT FI Equity-Income Service Class Fund
     Lincoln VIPT Janus Capital Appreciation Fund
     Lincoln VIPT Janus Capital Appreciation Service Class Fund
     Lincoln VIPT Marsico International Growth Service Class Fund
     Lincoln VIPT MFS Value Service Class Fund
     Lincoln VIPT Mid-Cap Growth Service Class Fund
     Lincoln VIPT Mid-Cap Value Service Class Fund
     Lincoln VIPT Mondrian International Value Fund
     Lincoln VIPT Mondrian International Value Service Class Fund
     Lincoln VIPT Money Market Fund
     Lincoln VIPT Money Market Service Class Fund
     Lincoln VIPT S&P 500 Index Fund
     Lincoln VIPT S&P 500 Index Service Class Fund
     Lincoln VIPT Small-Cap Index Service Class Fund
     Lincoln VIPT T. Rowe Price Growth Stock Service Class Fund
     Lincoln VIPT T. Rowe Price Structured Mid-Cap Growth Fund
     Lincoln VIPT T. Rowe Price Structured Mid-Cap Growth Service Class Fund Lincoln VIPT Templeton Growth Service Class Fund
     Lincoln VIPT UBS Global Asset Allocation Fund
     Lincoln VIPT UBS Global Asset Allocation Service Class Fund
     Lincoln VIPT Value Opportunities Service Class Fund
     Lincoln VIPT Wilshire 2010 Profile Service Class Fund
     Lincoln VIPT Wilshire 2020 Profile Service Class Fund
     Lincoln VIPT Wilshire 2030 Profile Service Class Fund
     Lincoln VIPT Wilshire 2040 Profile Service Class Fund
     Lincoln VIPT Wilshire Aggressive Profile Service Class Fund
     Lincoln VIPT Wilshire Conservative Profile Service Class Fund
     Lincoln VIPT Wilshire Moderate Profile Service Class Fund
     Lincoln VIPT Wilshire Moderately Aggressive Profile Service Class Fund

MFS Variable Insurance Trust (MFS VIT):
     MFS VIT Core Equity Service Class Series
     MFS VIT Emerging Growth Series
     MFS VIT Emerging Growth Service Class Series
     MFS VIT Total Return Series
     MFS VIT Total Return Service Class Series
     MFS VIT Utilities Series
     MFS VIT Utilities Service Class Series

Neuberger Berman Advisers Management Trust (NB AMT):
     NB AMT Mid-Cap Growth Portfolio
     NB AMT Regency Portfolio

Putnam Variable Trust (Putnam VT):
     Putnam VT Growth & Income Class IB Fund
     Putnam VT Health Sciences Class IB Fund

* Denotes an affiliate of The Lincoln National Life Insurance Company

Investments in the Funds are stated at the closing net asset value per share on December 31, 2007, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Investment transactions are accounted for on a trade date basis.
The cost of investments sold is determined by the average cost method.

DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

ANNUITY RESERVES: Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 4%. Reserves on contracts involving life contingencies are calculated using a modification of the 1971 Individual Annuitant Mortality Table and an assumed investment rate of 4%.

INVESTMENT FUND CHANGES: During 2006, the AIM V.I Core Equity Fund, the AIM V.I Core Equity Class II Fund, the AIM V.I Capital Appreciation Fund, the AIM V.I Capital Appreciation Class II Fund, the ABVPSF International Value Class B Fund, the Baron Capital Asset Fund, the FTVIPT Income Securities Class 2 Fund and the FTVIPT Mutual Shares Securities Class 2 Fund became available as investment options for Account Contract owners. Accordingly, the 2006 statement of changes in net assets and total return and investment income ratios in note 3 for these subaccounts are for the period from the commencement of operations to December 31, 2006.

Also during 2006, the Scudder Investments VIT Funds (Scudder VIT) family of funds changed its name to DWS Scudder VIP Funds (DWS VIP).

During 2006, the AIM V.I. Premier Equity Fund, the AIM V.I. Premier Equity Class II Fund, the AIM V.I. Growth Fund, and the AIM V.I. Growth Class II Fund ceased to be available as investment options to Variable Account Contract owners.

During 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I Core Equity Fund, the AIM V.I. Premier Equity Class II Fund merged into the AIM V.I Core Equity Class II Fund, AIM V.I. Growth Fund merged into the AIM V.I Capital Appreciation Fund, and the AIM V.I. Growth Class II Fund merged into the AIM V.I Capital Appreciation Class II Fund.

During 2007, the Lincoln VIPT Capital Growth Service Class Fund, the Lincoln VIPT Cohen & Steers Global Real Estate Service Class Fund, the Lincoln VIPT Delaware Special Opportunities Service Class Fund, the Lincoln VIPT Marsico International Growth Service Class Fund, the Lincoln VIPT MFS Value Service Class Fund, the Lincoln VIPT Mid-Cap Growth Service Class Fund, the Lincoln VIPT Mid-Cap Value Service Class Fund, the Lincoln VIPT S&P 500 Index Fund, the Lincoln VIPT S&P 500 Index Service Class Fund, the Lincoln VIPT Small-Cap Index Service Class Fund, the Lincoln VIPT T. Rowe Price Growth Stock Service Class Fund, the Lincoln VIPT Templeton Growth Service Class Fund, the Lincoln VIPT Value Opportunities Service Class Fund, the Lincoln VIPT Wilshire 2010 Profile Service Class Fund, the Lincoln VIPT Wilshire 2020 Profile Service Class Fund, the Lincoln VIPT Wilshire 2030 Profile Service Class Fund and the Lincoln VIPT Wilshire 2040 Profile Service Class Fund became available as investment options for Account Contract owners. Accordingly, the 2007 statement of operations and statements of changes in net assets and total return and investment income ratios in note 3 for these subaccounts are for the period from the commencement of operations to December 31, 2007.

Also during 2007 the following funds changed their names:

PREVIOUS FUND NAME                                              NEW FUND NAME
----------------------------------------------------------------------------------------------------------------------------------
Baron Capital Asset Fund                                        Lincoln VIPT Baron Growth Opportunities Service Class Fund
Lincoln VIPT Bond Fund                                          Lincoln VIPT Delaware Bond Fund
Lincoln VIPT Bond Service Class Fund                            Lincoln VIPT Delaware Bond Service Class Fund
Lincoln VIPT Growth and Income Service Class Fund               Lincoln VIPT Delaware Growth and Income Service Class Fund
Lincoln VIPT Social Awareness Fund                              Lincoln VIPT Delaware Social Awareness Fund
Lincoln VIPT Social Awareness Service Class Fund                Lincoln VIPT Delaware Social Awareness Service Class Fund
Lincoln VIPT Special Opportunities Service Class Fund           Lincoln VIPT Delaware Special Opportunities Service Class Fund
Lincoln VIPT Equity-Income Service Class Fund                   Lincoln VIPT FI Equity-Income Service Class Fund
Lincoln VIPT Capital Appreciation Fund                          Lincoln VIPT Janus Capital Appreciation Fund
Lincoln VIPT Capital Appreciation Service Class Fund            Lincoln VIPT Janus Capital Appreciation Service Class Fund
Lincoln VIPT International Fund                                 Lincoln VIPT Mondrian International Value Fund
Lincoln VIPT International Service Class Fund                   Lincoln VIPT Mondrian International Value Service Class Fund
Lincoln VIPT Aggressive Growth Fund                             Lincoln VIPT T. Rowe Price Structured Mid-Cap Growth Fund
Lincoln VIPT Aggressive Growth Service Class Fund               Lincoln VIPT T. Rowe Price Structured Mid-Cap Growth Service Class
                                                                Fund
Lincoln VIPT Global Asset Allocation Fund                       Lincoln VIPT UBS Global Asset Allocation Fund
Lincoln VIPT Global Asset Allocation Service Class Fund         Lincoln VIPT UBS Global Asset Allocation Service Class Fund
Lincoln VIPT Aggressive Profile Service Class Fund              Lincoln VIPT Wilshire Aggressive Profile Service Class Fund
Lincoln VIPT Conservative Profile Service Class Fund            Lincoln VIPT Wilshire Conservative Profile Service Class Fund
Lincoln VIPT Moderate Profile Service Class Fund                Lincoln VIPT Wilshire Moderate Profile Service Class Fund
Lincoln VIPT Moderately Aggressive Profile Service Class Fund   Lincoln VIPT Wilshire Moderately Aggressive Profile Service Class
                                                                Fund
MFS VIT Capital Opportunities Service Class Fund                MFS VIT Core Equity Service Class Fund

Also during 2007, the Lincoln VIPT Core Fund, the Lincoln VIPT Core Service Class Fund, the Lincoln VIPT Growth Fund, the Lincoln VIPT Growth Service Class Fund and the Lincoln VIPT Growth Opportunities Fund ceased to be available as investment options to Variable Account Contract owners.

During 2007, the Lincoln Variable Insurance Products Trust (Lincoln VIPT) acquired the Baron Capital Asset Fund and renamed the fund Lincoln VIPT Baron Growth Opportunities Fund. This fund acquisition had no impact on the units outstanding or the unit prices to the Variable Account Contract owner.

2.   MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES

Amounts are paid to the Company for mortality and expense guarantees at a percentage of each portfolio's average daily net assets within the Variable Account. The rates are as follows for the thirteen products:

- Lincoln ChoicePlus at a daily rate of .0038356% to .0064384% (1.40% to 2.35% on an annual basis)

- Lincoln ChoicePlus Access at a daily rate of .0038356% to .0071233% (1.40% to 2.60% on an annual basis)

- Lincoln ChoicePlus Bonus at a daily rate of .0038356% to .0069863% (1.40% to 2.55% on an annual basis)

- Lincoln ChoicePlus II at a daily rate of .0035616% to .0064384% (1.30% to 2.35% on an annual basis)

- Lincoln ChoicePlus II Access at a daily rate of .0038356% to .0071233% (1.40% to 2.60% on an annual basis)

- Lincoln ChoicePlus II Advance at a daily rate of .0038356% to .0072603% (1.40% to 2.65% on an annual basis)

- Lincoln ChoicePlus II Bonus at a daily rate of .0038356% to .0069863% (1.40% to 2.55% on an annual basis)

- Lincoln ChoicePlus Assurance A Share at a daily rate of .0016438% to .0049315% (60% to 1.80% on an annual basis)

- Lincoln ChoicePlus Assurance B Share at a daily rate of .0034247% to .0067123% (1.25% to 2.45% on an annual basis)

- Lincoln ChoicePlus Assurance Bonus at a daily rate of .0038356% to .0073973% (1.40% to 2.70% on an annual basis)

- Lincoln ChoicePlus Assurance C Share at a daily rate of .0038356% to .0078082% (1.40% to 2.85% on an annual basis)

- Lincoln ChoicePlus Assurance L Share at a daily rate of .0038356% to .0076712% (1.40% to 2.80% on an annual basis)

- Lincoln ChoicePlus Design at a daily rate of .0030137% to .0075342% (1.10% to 2.75% on an annual basis)

In addition, $9,724,817 and $8,076,249 was retained by the Company for contract charges and surrender charges during 2007 and 2006, respectively.

The Company is responsible for all sales, general and administrative expenses applicable to the Variable Account.

3.   FINANCIAL HIGHLIGHTS

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2007 follows.

                                  MINIMUM  MAXIMUM   MINIMUM   MAXIMUM                               MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT      FEE      FEE      UNIT      UNIT       UNITS                      TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)      RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS   RETURN(4)  RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION
            2007                   1.40%    2.35%    $ 5.41    $16.98      996,399    $ 7,865,602      9.63%     10.46%      0.00%
            2006     4/28/06       1.40%    2.55%      4.92     15.49    1,300,177      9,411,659     -1.98%     -1.22%      0.06%
AIM V.I. CAPITAL APPRECIATION
   CLASS II
            2007                   1.30%    2.35%     12.29     16.57      348,396      4,499,119      9.14%     10.29%      0.00%
            2006     4/28/06       1.30%    2.35%     11.22     15.51      417,948      4,908,825     -2.02%     -1.33%      0.00%
AIM V.I. CORE EQUITY
            2007                   1.40%    2.35%      7.94     16.21    2,005,117     20,947,610      5.61%      6.61%      1.01%
            2006     4/28/06       1.40%    2.35%      7.48     15.39    2,593,323     25,607,172      7.45%      8.14%      0.53%
AIM V.I. CORE EQUITY CLASS II
            2007                   1.30%    2.55%     12.04     15.84      519,086      6,677,207      5.37%      6.49%      0.84%
            2006     4/28/06       1.30%    2.35%     11.38     15.04      688,914      8,237,493      7.28%      8.04%      0.53%
AIM V.I. INTERNATIONAL GROWTH
            2007                   1.40%    2.35%     12.69     26.25      605,909     10,314,167     12.28%     13.12%      0.37%
            2006                   1.40%    2.55%     11.26     23.48      786,249     11,887,911     25.51%     26.45%      0.96%
            2005                   1.40%    2.15%      8.94     18.69      932,673     11,255,535     15.42%     16.29%      0.61%
            2004                   1.40%    2.15%      7.72     16.17    1,099,843     11,434,378     21.49%     22.28%      0.62%
            2003                   1.40%    2.05%      6.34     11.12    1,314,993     11,187,573     26.63%     27.27%      0.49%


3.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                  MINIMUM  MAXIMUM   MINIMUM   MAXIMUM                               MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT      FEE      FEE      UNIT      UNIT       UNITS                      TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)      RATE(2)  RATE(2)   VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS   RETURN(4)  RETURN(4)   RATIO(5)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH
   CLASS II
            2007                   1.30%    2.55%    $21.74    $25.55       371,367     $8,469,878    11.68%     12.97%      0.36%
            2006                   1.30%    2.45%     19.37     23.16       423,372      8,546,047    24.79%     26.23%      1.01%
            2005                   1.30%    2.45%     15.44     18.50       402,262      6,449,458    14.91%     16.18%      0.58%
            2004                   1.30%    2.40%     13.38     16.05       425,659      5,860,514    21.13%     22.11%      0.59%
            2003                   1.30%    2.10%     11.03     11.75       311,193      3,506,721    26.12%     26.81%      0.25%
ABVPSF GLOBAL TECHNOLOGY CLASS B
            2007                   1.15%    2.80%      5.17     20.19     3,842,419     33,767,641    16.76%     18.52%      0.00%
            2006                   1.15%    2.65%      4.38     17.19     3,154,151     19,614,773     5.55%      7.03%      0.00%
            2005                   1.25%    2.65%      4.11     16.19     2,865,931     15,883,898     1.03%      2.31%      0.00%
            2004                   1.30%    2.55%      4.03     15.94     3,240,821     16,596,090     2.95%      3.73%      0.00%
            2003                   1.30%    2.05%      3.90     10.45     3,521,618     16,241,721    41.02%     41.79%      0.00%
ABVPSF GROWTH AND INCOME CLASS B
            2007                   1.15%    2.80%     11.89     18.42    15,940,246    238,553,594     1.96%      3.55%      1.20%
            2006                   1.25%    2.80%     11.67     17.89    16,298,422    237,605,213    13.75%     15.53%      1.15%
            2005                   1.25%    2.80%     11.45     15.58    16,191,191    206,322,630     1.86%      3.25%      1.28%
            2004                   1.30%    2.65%     11.15     15.17    13,908,523    172,477,094     8.31%      9.79%      0.72%
            2003                   1.30%    2.65%     10.21     12.32     9,896,069    111,968,167    29.63%     30.35%      0.79%
ABVPSF INTERNATIONAL VALUE
   CLASS B
            2007                   1.10%    2.85%     11.78     12.38    13,859,734    170,225,318     2.63%      4.38%      0.99%
            2006  6/6/06           1.15%    2.80%     11.29     11.87     2,907,081     34,424,483     7.38%     27.27%      0.00%
ABVPSF LARGE CAP GROWTH CLASS B
            2007                   1.30%    2.65%      6.74     15.39     3,281,465     29,322,568    10.65%     12.15%      0.00%
            2006                   1.30%    2.65%      6.04     13.87     3,981,992     31,699,870    -3.24%     -1.92%      0.00%
            2005                   1.30%    2.65%      6.19     14.26     4,848,291     38,794,594    11.96%     13.36%      0.00%
            2004                   1.30%    2.55%      5.49     12.68     4,906,004     34,130,631     6.04%      6.95%      0.00%
            2003                   1.30%    2.15%      5.16      9.89     4,506,741     28,289,885    20.99%     21.65%      0.00%
ABVPSF SMALL/MID CAP VALUE
   CLASS B
            2007                   1.10%    2.85%     11.03     21.87     5,982,290    110,145,206    -1.34%      0.37%      0.72%
            2006                   1.15%    2.85%     11.73     21.76     4,266,114     81,467,069    11.05%     12.78%      0.23%
            2005                   1.25%    2.80%     15.89     19.45     3,060,293     53,499,928     3.84%      5.25%      0.56%
            2004                   1.30%    2.65%     15.40     18.62     2,055,473     35,366,991    16.31%     17.54%      0.07%
            2003                   1.30%    2.35%     15.06     15.24       967,864     14,514,469    38.17%     38.94%      0.42%
AMERICAN CENTURY VP INFLATION
   PROTECTION CLASS 2
            2007                   1.15%    2.85%     10.31     11.33    13,044,498    144,760,051     6.43%      8.15%      4.52%
            2006                   1.25%    2.85%      9.69     10.48    11,863,503    122,539,340    -1.27%      0.32%      3.33%
            2005                   1.25%    2.85%     10.23     10.45     9,646,622    100,042,811    -1.10%      0.25%      4.69%
            2004  5/24/04          1.30%    2.65%     10.34     10.43     3,079,182     32,042,442     0.81%      5.20%      2.06%
AMERICAN FUNDS GLOBAL GROWTH
   CLASS 2
            2007                   1.10%    2.85%     12.48     17.13    16,765,804    278,606,031    11.62%     13.59%      3.00%
            2006                   1.10%    2.85%     13.27     15.11    10,355,625    153,145,467    17.10%     18.93%      0.85%
            2005                   1.25%    2.80%     12.44     12.71     4,729,847     59,479,022    11.09%     12.60%      0.64%
            2004  5/24/04          1.30%    2.65%     11.20     11.29     1,552,710     17,496,155     9.02%     12.95%      0.09%
AMERICAN FUNDS GLOBAL SMALL
   CAPITALIZATION CLASS 2
            2007                   1.10%    2.85%     13.68     33.76    14,813,916    359,008,332    18.02%     20.10%      3.00%
            2006                   1.10%    2.85%     12.95     28.32    12,213,535    238,117,221    20.63%     22.51%      0.46%
            2005                   1.25%    2.80%     10.59     23.26     9,624,135    146,086,924    22.08%     23.73%      0.97%
            2004                   1.30%    2.65%      8.57     18.90     7,448,131     86,948,362    17.84%     19.32%      0.00%
            2003                   1.30%    2.55%      7.19     15.07     3,883,351     35,447,235    50.57%     51.40%      0.55%
AMERICAN FUNDS GROWTH CLASS 2
            2007                   1.10%    2.85%     10.82     21.45   114,062,671  1,772,430,459     9.19%     11.12%      0.83%
            2006                   1.10%    2.85%      9.81     19.45   102,526,103  1,392,831,743     7.12%      8.85%      0.87%
            2005                   1.25%    2.85%      9.06     17.97    85,725,228  1,027,944,645    13.15%     14.69%      0.76%
            2004                   1.30%    2.65%      7.93     15.76    68,042,386    685,173,120     9.56%     11.04%      0.21%
            2003                   1.30%    2.65%      7.17     12.34    41,130,557    348,311,333    34.17%     34.91%      0.15%
AMERICAN FUNDS GROWTH-INCOME
   CLASS 2
            2007                   1.10%    2.85%     11.31     18.55   119,952,131  1,837,362,865     2.09%      3.89%      1.59%
            2006                   1.10%    2.85%     11.75     17.99   106,178,440  1,580,788,507    11.97%     13.77%      1.68%
            2005                   1.25%    2.85%     12.35     15.91    87,562,380  1,158,679,589     3.06%      4.47%      1.46%
            2004                   1.30%    2.65%     11.88     15.31    68,627,474    873,734,564     7.49%      8.95%      1.08%
            2003                   1.30%    2.65%     10.96     11.99    37,515,991    436,956,266    29.87%     30.59%      1.40%

                                  MINIMUM  MAXIMUM   MINIMUM   MAXIMUM                              MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT      FEE      FEE      UNIT      UNIT       UNITS                     TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)      RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING   NET ASSETS   RETURN(4)  RETURN(4)   RATIO(5)
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
   CLASS 2
            2007                   1.10%    2.85%    $11.82    $27.70    48,317,076  $904,894,574    16.65%     18.71%      1.65%
            2006                   1.10%    2.85%      9.99     23.51    41,893,852   632,070,987    15.64%     17.50%      1.82%
            2005                   1.25%    2.85%      8.51     20.13    33,907,194   413,015,292    18.33%     19.93%      1.71%
            2004                   1.30%    2.65%      7.10     16.88    26,363,351   254,014,200    16.20%     17.78%      1.64%
            2003                   1.30%    2.65%      6.04     12.07    16,087,085   117,109,450    32.25%     32.98%      1.75%
DELAWARE VIPT CAPITAL RESERVES
   SERVICE CLASS
            2007                   1.15%    2.80%     10.14     10.55     1,745,444    18,209,455     1.35%      2.94%      4.55%
            2006                   1.25%    2.80%     10.05     10.25     1,068,351    10,878,852     1.75%      3.03%      4.31%
            2005  6/6/05           1.25%    2.50%      9.87      9.97       417,378     4,142,143    -0.75%      0.75%      2.23%
DELAWARE VIPT DIVERSIFIED INCOME
   SERVICE CLASS
            2007                   1.10%    2.85%     10.65     12.04    25,769,243   302,157,201     4.40%      6.08%      2.59%
            2006                   1.25%    2.85%     10.20     11.35    16,777,113   186,983,777     4.55%      6.23%      1.25%
            2005                   1.25%    2.85%     10.46     10.69    11,110,785   117,668,130    -3.19%     -1.87%      0.59%
            2004  5/24/04          1.30%    2.65%     10.81     10.89     3,955,275    43,006,321     0.10%      8.88%      0.00%
DELAWARE VIPT EMERGING MARKETS
   SERVICE CLASS
            2007                   1.10%    2.85%     18.56     54.30    10,582,568   256,714,563    34.62%     36.79%      1.24%
            2006                   1.25%    2.85%     14.74     39.94     6,958,755   129,919,378    23.31%     25.24%      0.94%
            2005                   1.25%    2.80%     16.74     32.08     3,755,710    63,653,626    24.04%     25.47%      0.07%
            2004  5/26/04          1.30%    2.45%     13.50     25.71       690,972    10,347,465    16.16%     34.46%      0.00%
DELAWARE VIPT HIGH YIELD
            2007                   1.40%    2.35%     12.32     17.54     1,277,232    15,879,806     0.41%      1.37%      6.52%
            2006                   1.40%    2.35%     12.16     17.43     1,175,099    14,399,604    10.06%     10.88%      6.73%
            2005                   1.40%    2.15%     10.96     15.84     1,361,372    15,016,454     1.38%      2.15%      7.55%
            2004                   1.40%    2.15%     10.73     14.75     1,781,940    19,188,007    12.38%     12.66%      6.68%
            2003                   1.40%    1.65%      9.53     13.12     2,496,030    23,797,308    26.64%     26.96%      6.27%
DELAWARE VIPT HIGH YIELD
   SERVICE CLASS
            2007                   1.10%    2.85%     10.72     17.64    14,288,786   202,639,176    -0.34%      1.37%      6.15%
            2006                   1.15%    2.85%     11.09     17.52    13,057,671   186,729,667     9.04%     10.80%      6.15%
            2005                   1.25%    2.85%     12.05     15.91    11,482,026   151,343,314     0.64%      2.01%      6.00%
            2004                   1.30%    2.65%     11.87     15.68     9,299,746   121,685,217    11.04%     12.55%      4.87%
            2003                   1.30%    2.65%     10.60     13.11     5,206,710    60,480,694    26.13%     26.82%      4.82%
DELAWARE VIPT INTERNATIONAL
   VALUE EQUITY
            2007                   1.40%    2.15%     20.84     22.81        81,729     1,714,184     3.51%      3.77%      2.21%
            2006                   1.40%    1.65%     20.08     22.04       136,295     2,737,672    21.56%     21.87%      2.83%
            2005                   1.40%    1.65%     16.48     18.13       170,735     2,813,892    11.03%     11.31%      1.40%
            2004                   1.40%    1.65%     14.80     16.33       149,061     2,207,313    19.80%     20.10%      2.70%
            2003                   1.40%    1.65%     12.32     13.63       175,704     2,166,408    41.09%     41.45%      2.39%
DELAWARE VIPT REIT
            2007                   1.40%    2.35%     20.51     27.95       497,495    13,641,050   -15.94%    -15.14%      1.51%
            2006                   1.40%    2.35%     24.60     32.93       745,569    24,391,247    29.81%     30.79%      1.93%
            2005                   1.40%    2.15%     19.78     25.18       917,113    22,971,856     5.42%      5.68%      2.04%
            2004                   1.40%    1.65%     18.77     23.83     1,227,905    29,150,435    29.23%     29.55%      2.11%
            2003                   1.40%    1.65%     14.52     18.39     1,279,047    23,460,839    31.83%     32.16%      2.55%
DELAWARE VIPT REIT SERVICE CLASS
            2007                   1.10%    2.85%      9.68     23.45    10,520,517   190,815,163   -16.59%    -15.16%      1.15%
            2006                   1.15%    2.85%     13.30     27.70    11,378,212   251,608,279    28.67%     30.68%      1.54%
            2005                   1.25%    2.80%     16.28     21.23     8,802,972   161,758,580     4.06%      5.48%      1.55%
            2004                   1.30%    2.65%     15.57     20.15     6,905,964   126,052,112    27.79%     29.39%      1.53%
            2003                   1.30%    2.55%     13.96     15.45     3,514,224    51,191,530    31.15%     31.87%      2.01%
DELAWARE VIPT SMALL CAP VALUE
            2007                   1.40%    2.35%     19.30     22.48       911,687    20,420,995    -8.79%     -7.92%      0.54%
            2006                   1.40%    2.35%     21.00     24.41     1,259,195    30,657,532    13.49%     14.57%      0.26%
            2005                   1.40%    2.35%     18.37     21.30     1,518,277    32,285,750     7.63%      7.90%      0.38%
            2004                   1.40%    1.65%     17.06     19.75     1,744,483    34,401,846    19.49%     19.79%      0.20%
            2003                   1.40%    1.65%     14.27     16.48     1,911,460    31,463,013    39.66%     40.01%      0.38%
DELAWARE VIPT SMALL CAP VALUE
   SERVICE CLASS
            2007                   1.25%    2.85%     10.53     22.89    19,715,307   327,861,445    -9.46%     -8.00%      0.25%
            2006                   1.25%    2.85%     12.05     24.91    15,981,027   306,852,146    12.69%     14.45%      0.02%
            2005                   1.25%    2.80%     16.59     21.80    10,633,977   196,817,038     6.29%      7.74%      0.14%
            2004                   1.30%    2.65%     15.54     20.25     7,036,912   128,023,938    18.35%     19.60%      0.02%
            2003                   1.30%    2.35%     14.13     16.81     4,064,442    63,655,137    38.93%     39.70%      0.20%

                                   MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                              MINIMUM    MAXIMUM    INVESTMENT
                    COMMENCEMENT     FEE      FEE      UNIT     UNIT        UNITS                    TOTAL      TOTAL       INCOME
SUBACCOUNT  YEAR      DATE(1)      RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING   NET ASSETS   RETURN(4)  RETURN(4)   RATIO(5)
-----------------------------------------------------------------------------------------------------------------------------------
DELAWARE VIPT TREND
            2007                    1.40%    2.35%    $15.84    $19.75      967,792   $ 19,092,097     8.18%      9.21%      0.00%
            2006                    1.40%    2.35%     14.53     18.09    1,376,772     24,889,509     5.30%      6.10%      0.00%
            2005                    1.40%    2.15%     13.73     17.05    1,802,451     30,707,868     4.13%      4.39%      0.00%
            2004                    1.40%    1.65%     13.18     16.33    2,361,636     38,545,101    10.76%     11.04%      0.00%
            2003                    1.40%    1.65%     11.89     14.71    2,681,212     39,417,437    32.89%     33.22%      0.00%
DELAWARE VIPT TREND SERVICE CLASS
            2007                    1.15%    2.80%      8.76     18.84    8,624,685    115,826,354     7.41%      9.20%      0.00%
            2006                    1.15%    2.80%      8.07     17.56    9,363,478    114,451,808     4.37%      6.00%      0.00%
            2005                    1.25%    2.80%      7.66     16.67    9,417,497    107,820,967     2.85%      4.25%      0.00%
            2004                    1.30%    2.65%      7.38     16.07    9,480,716    101,229,754     9.38%     10.87%      0.00%
            2003                    1.30%    2.65%      6.69     13.41    5,631,974     50,750,853    32.19%     32.92%      0.00%
DELAWARE VIPT U.S. GROWTH SERVICE
   CLASS
            2007                    1.25%    2.80%     11.37     15.46    2,918,817     38,693,665     9.27%     10.98%      0.00%
            2006                    1.25%    2.80%     11.08     14.02    2,954,477     35,560,878    -0.61%      0.74%      0.00%
            2005                    1.30%    2.65%     11.07     13.99    3,262,415     38,980,114    11.42%     12.93%      0.37%
            2004                    1.30%    2.65%      9.87     12.46    3,281,070     34,757,989     0.33%      1.70%      0.00%
            2003                    1.30%    2.65%      9.77      9.89      843,958      8,688,397    21.05%     21.65%      0.01%
DELAWARE VIPT VALUE
            2007                    1.40%    2.35%     14.07     18.08    1,057,669     14,923,996    -4.79%     -4.08%      1.64%
            2006                    1.40%    2.15%     14.66     18.99    1,264,708     18,576,994    21.46%     22.38%      1.59%
            2005                    1.40%    2.35%     11.98     13.22    1,470,232     17,634,039     4.29%      4.55%      1.68%
            2004                    1.40%    1.65%     11.46     11.80    1,499,570     17,193,059    13.11%     13.33%      1.57%
            2003                    1.40%    1.60%     10.11     10.43    1,637,137     16,557,842    26.26%     26.51%      1.66%
DELAWARE VIPT VALUE SERVICE CLASS
            2007                    1.15%    2.85%     10.71     17.96   11,006,428    158,874,478    -5.67%     -4.10%      1.26%
            2006                    1.15%    2.80%     12.38     19.06    8,374,330    129,017,666    20.38%     22.26%      1.17%
            2005                    1.25%    2.80%     12.08     15.69    5,229,714     68,306,425     3.03%      4.43%      1.08%
            2004                    1.30%    2.65%     11.63     15.10    2,352,748     30,019,065    12.21%     13.11%      1.08%
            2003                    1.30%    2.10%     10.34     11.23    1,125,234     12,558,833    25.63%     26.33%      1.50%
DWS VIP EAFE EQUITY INDEX
            2005                    0.00%    0.00%        --        --           --             --     0.00%      0.00%      2.26%
            2004                    1.30%    2.05%     12.42     15.87      246,903      3,152,537    16.65%     17.53%      1.98%
            2003                    1.30%    2.05%     10.64     10.78      173,615      1,884,156    30.78%     31.50%      3.73%
DWS VIP EAFE EQUITY INDEX SERVICE
   CLASS
            2005                    0.00%    0.00%        --        --           --            --      0.00%      0.00%      2.63%
            2004                    1.35%    2.65%     15.02     15.13      331,822      4,997,803    16.67%     17.19%      1.48%
            2003  5/19/03           1.35%    1.80%     12.87     12.91       57,081        736,266     2.21%     29.04%      0.00%
DWS VIP EQUITY 500 INDEX
            2007                    1.30%    2.65%      9.75     16.93    4,338,906     51,876,026     2.54%      3.94%      1.54%
            2006                    1.30%    2.65%      9.43     16.43    5,354,369     61,937,097    12.50%     14.03%      1.20%
            2005                    1.30%    2.65%      8.31     14.53    6,723,314     68,258,386     1.94%      3.32%      1.59%
            2004                    1.30%    2.65%      8.08     14.21    8,211,104     80,888,455     8.35%      9.16%      1.13%
            2003                    1.30%    2.15%      7.44     10.89    9,046,305     81,353,452    25.68%     26.38%      1.05%
DWS VIP EQUITY 500 INDEX SERVICE
   CLASS
            2007                    1.15%    2.85%     11.78     15.92    3,221,316     47,252,950     2.08%      3.73%      1.22%
            2006                    1.25%    2.85%     11.59     15.36    2,969,805     42,703,560    12.06%     13.81%      0.88%
            2005                    1.25%    2.80%     13.06     13.51    2,267,108     29,602,529     1.69%      3.02%      1.20%
            2004                    1.35%    2.65%     13.01     13.12    1,345,572     17,589,539     8.29%      8.84%      0.66%
            2003  6/10/03           1.35%    1.85%     12.01     12.05      299,786      3,609,750     7.46%     13.78%      0.00%
DWS VIP SMALL CAP INDEX
            2007                    1.30%    2.65%     17.72     20.69      735,210     13,405,275    -4.47%     -3.17%      0.89%
            2006                    1.30%    2.65%     18.42     21.71      885,927     16,714,898    14.42%     15.97%      0.70%
            2005                    1.30%    2.65%     15.99     18.82    1,000,507     16,288,832     1.53%      2.91%      0.61%
            2004                    1.30%    2.65%     15.64     18.39    1,037,248     16,459,324    15.25%     16.24%      0.41%
            2003                    1.30%    2.15%     13.54     13.71      854,106     11,685,822    43.60%     44.39%      0.29%

                                   MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                              MINIMUM    MAXIMUM    INVESTMENT
                  COMMENCEMENT       FEE      FEE      UNIT     UNIT        UNITS                    TOTAL      TOTAL       INCOME
SUBACCOUNT  YEAR     DATE(1)       RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS   RETURN(4)  RETURN(4)   RATIO(5)
-----------------------------------------------------------------------------------------------------------------------------------
DWS VIP SMALL CAP INDEX SERVICE
   CLASS
            2007                    1.10%    2.85%    $11.16    $17.98     2,539,796  $ 37,470,213    -4.91%     -3.38%      0.61%
            2006                    1.25%    2.85%     12.19     18.63     2,088,524    32,947,863    13.95%     15.73%      0.34%
            2005                    1.25%    2.80%     15.58     16.11     1,286,490    19,247,425     1.27%      2.60%      0.36%
            2004                    1.35%    2.65%     15.58     15.71       720,811    11,280,931    15.33%     15.90%      0.14%
            2003  6/17/03           1.35%    1.85%     13.51     13.55       201,394     2,724,738     6.41%     25.08%      0.00%
FIDELITY VIP CONTRAFUND SERVICE
   CLASS 2
            2007                    1.10%    2.85%     12.42     20.48    38,112,592   724,082,879    14.01%     15.96%      0.85%
            2006                    1.15%    2.85%     12.08     17.71    28,310,996   473,272,060     8.30%     10.05%      1.07%
            2005                    1.25%    2.85%     15.70     16.14    15,529,612   242,707,287    13.61%     15.16%      0.09%
            2004                    1.30%    2.65%     13.75     14.09     7,227,480   100,567,575    12.15%     13.67%      0.13%
            2003                    1.30%    2.65%     12.18     12.33     2,337,942    28,698,100    25.72%     26.42%      0.15%
FIDELITY VIP EQUITY-INCOME
            2007                    1.40%    2.15%     14.60     18.16     1,299,142    19,795,659    -0.63%      0.12%      1.59%
            2006                    1.40%    2.15%     14.61     18.28     1,717,020    26,097,151    17.64%     18.52%      3.32%
            2005                    1.40%    2.15%     12.35     15.54     2,187,704    28,049,062     3.62%      4.39%      1.71%
            2004                    1.40%    2.15%     11.86     12.76     2,706,796    33,239,120     9.70%      9.98%      1.56%
            2003                    1.40%    1.65%     10.80     11.63     2,927,303    32,683,551    28.20%     28.52%      1.84%
FIDELITY VIP EQUITY-INCOME
   SERVICE CLASS 2
            2007                    1.30%    2.65%     11.84     18.21     6,845,010   104,868,409    -1.38%     -0.04%      1.54%
            2006                    1.30%    2.65%     14.01     18.31     7,682,647   118,013,433    16.79%     18.38%      2.98%
            2005                    1.30%    2.65%     11.89     15.56     8,341,856   108,463,653     2.81%      4.21%      1.25%
            2004                    1.30%    2.65%     11.47     15.01     6,568,159    81,874,928     8.87%      9.80%      1.04%
            2003                    1.30%    2.15%     10.50     11.63     3,106,889    34,700,736    27.52%     28.22%      1.21%
FIDELITY VIP GROWTH
            2007                    1.40%    2.35%     12.97     18.20     1,060,215    13,793,116    24.26%     25.20%      0.88%
            2006                    1.40%    2.15%     10.36     14.65     1,434,303    14,883,568     4.58%      5.36%      0.42%
            2005                    1.40%    2.15%      9.83     14.01     1,972,496    19,401,348     3.55%      4.33%      0.54%
            2004                    1.40%    2.15%      9.42     10.76     2,565,999    24,186,820     1.69%      1.94%      0.28%
            2003                    1.40%    1.65%      9.24     10.58     3,068,551    28,369,256    30.68%     31.00%      0.28%
FIDELITY VIP GROWTH SERVICE
   CLASS 2
            2007                    1.15%    2.85%      8.21     18.06     6,111,259    78,588,080    23.10%     25.09%      0.35%
            2006                    1.25%    2.85%      6.60     14.55     4,789,808    46,860,781     3.63%      5.25%      0.16%
            2005                    1.25%    2.80%      6.30     13.94     4,476,186    40,555,043     2.74%      4.14%      0.21%
            2004                    1.30%    2.65%      6.08     13.47     2,742,063    22,976,078     0.73%      1.79%      0.11%
            2003                    1.30%    2.35%      6.01     10.59     1,693,187    12,346,857    29.98%     30.70%      0.10%
FIDELITY VIP MID CAP SERVICE
   CLASS 2
            2007                    1.10%    2.85%     12.02     14.66    18,422,757   266,663,938    12.10%     14.02%      0.50%
            2006                    1.15%    2.85%     12.55     12.87    10,522,063   134,453,898     9.24%     11.01%      0.09%
            2005  6/6/05            1.25%    2.85%     11.49     11.59     2,530,388    29,265,696     3.06%     16.25%      0.00%
FIDELITY VIP OVERSEAS
            2007                    1.40%    2.35%     17.35     25.02       377,037     6,583,118    14.82%     15.68%      3.30%
            2006                    1.40%    2.15%     15.00     21.79       488,806     7,368,801    15.57%     16.44%      0.92%
            2005                    1.40%    2.15%     12.88     18.86       605,539     7,809,350    16.51%     17.39%      0.67%
            2004                    1.40%    2.15%     10.97     13.46       695,470     7,639,894    11.83%     12.06%      1.13%
            2003                    1.40%    1.60%      9.79     12.03       730,313     7,151,986    41.10%     41.38%      0.85%
FIDELITY VIP OVERSEAS SERVICE
   CLASS 2
            2007                    1.15%    2.80%     12.61     25.03     7,192,637   131,134,843    13.82%     15.60%      2.94%
            2006                    1.25%    2.80%     10.97     21.67     7,119,275   113,192,556    14.52%     16.31%      0.68%
            2005                    1.25%    2.80%      9.48     18.78     6,857,887    93,652,564    15.68%     17.25%      0.39%
            2004                    1.30%    2.65%      8.13     16.12     4,295,700    49,857,492    10.35%     11.85%      0.60%
            2003                    1.30%    2.65%      7.30     12.07     1,514,804    13,712,180    40.28%     41.05%      0.23%
FTVIPT FRANKLIN INCOME SECURITIES
   CLASS 2
            2007                    1.10%    2.85%     11.00     11.53    30,630,668   350,024,275     0.84%      2.57%      3.16%
            2006  6/2/06            1.15%    2.85%     10.72     11.25     6,957,894    78,020,239     0.29%     12.36%      0.10%
FTVIPT FRANKLIN SMALL-MID CAP
   GROWTH SECURITIES CLASS 2
            2007                    1.10%    2.80%      8.01     20.38     8,116,799    99,601,237     8.17%      9.97%      0.00%
            2006                    1.15%    2.80%      7.30     18.66     7,258,566    75,574,109     5.69%      7.34%      0.00%
            2005                    1.25%    2.80%      6.81     17.49     6,525,815    59,207,077     2.05%      3.43%      0.00%
            2004                    1.30%    2.65%      6.59     17.00     5,959,921    49,278,519     9.16%     10.04%      0.00%
            2003                    1.30%    2.10%      6.00     11.67     4,577,044    31,394,991    34.60%     35.34%      0.00%

                                  MINIMUM  MAXIMUM   MINIMUM   MAXIMUM                               MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT      FEE      FEE      UNIT      UNIT       UNITS                      TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)      RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS   RETURN(4)  RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES
   CLASS 2
            2007                   1.10%    2.85%    $11.18    $11.54    19,477,930   $223,014,246     0.62%      2.30%      1.36%
            2006     6/2/06        1.15%    2.80%     10.92     11.29     4,444,345     50,055,830     2.61%     15.87%      0.03%
FTVIPT TEMPLETON GLOBAL INCOME
   SECURITIES CLASS 2
            2007                   1.10%    2.85%     11.44     12.08    14,537,470    173,292,272     7.94%      9.73%      2.53%
            2006                   1.15%    2.80%     10.76     11.02     5,794,344     63,394,259     9.66%     11.37%      2.84%
            2005     6/6/05        1.25%    2.80%      9.81      9.90       941,896      9,296,781    -1.70%      2.14%      0.11%
FTVIPT TEMPLETON GROWTH
   SECURITIES CLASS 2
            2007                   1.10%    2.80%     11.25     20.08    11,165,734    184,159,759    -0.48%      1.18%      1.38%
            2006                   1.15%    2.80%     12.73     19.99     9,557,112    157,168,558    18.45%     20.30%      1.27%
            2005                   1.25%    2.80%     12.51     16.72     6,482,117     89,831,343     6.02%      7.46%      1.09%
            2004                   1.30%    2.65%     11.70     15.64     3,921,711     51,068,185    13.28%     14.53%      1.14%
            2003                   1.30%    2.40%     10.27     11.67     2,086,334     23,332,586    29.59%     30.30%      1.46%
JANUS ASPEN SERIES BALANCED
   SERVICE SHARES
            2007                   1.30%    2.65%     14.05     14.78     2,436,050     35,522,643     7.40%      8.86%      2.22%
            2006                   1.30%    2.65%     13.02     13.77     2,786,799     37,445,853     7.53%      8.99%      1.89%
            2005                   1.30%    2.65%     12.05     12.70     3,213,240     39,730,293     4.85%      6.27%      2.10%
            2004                   1.30%    2.65%     11.55     11.94     3,249,338     37,916,501     5.78%      6.89%      2.48%
            2003                   1.30%    2.35%     10.87     11.01     2,319,319     25,413,234    11.53%     12.14%      2.22%
JANUS ASPEN SERIES MID CAP
   GROWTH SERVICE SHARES
            2007                   1.30%    2.55%     13.82     23.14       904,616     17,592,253    18.68%     20.17%      0.07%
            2006                   1.30%    2.65%     15.29     19.40       946,465     15,346,221    10.45%     11.84%      0.00%
            2005                   1.30%    2.55%     13.76     17.48     1,051,727     15,318,067     9.32%     10.58%      0.00%
            2004                   1.30%    2.45%     12.52     15.82       766,944     10,085,016    17.68%     18.92%      0.00%
            2003                   1.30%    2.35%     10.60     10.73       280,391      3,054,564    32.16%     32.90%      0.00%
JANUS ASPEN SERIES WORLDWIDE
   GROWTH SERVICE SHARES
            2007                   1.30%    2.45%     13.38     16.52       305,686      4,317,816     6.72%      7.95%      0.56%
            2006                   1.30%    2.45%     12.47     15.30       353,919      4,616,538    15.08%     16.41%      1.61%
            2005                   1.30%    2.45%     10.78     13.15       388,509      4,361,767     3.01%      4.20%      1.18%
            2004                   1.30%    2.45%     10.42     12.62       471,875      5,086,972     2.51%      3.18%      0.94%
            2003                   1.30%    1.95%     10.16     10.29       431,027      4,472,346    21.29%     21.96%      0.93%
LINCOLN VIPT BARON GROWTH
   OPPORTUNITIES SERVICE CLASS
            2007                   1.10%    2.85%     10.60     11.49     3,386,775     36,545,045     0.56%      2.24%      0.00%
            2006     6/2/06        1.15%    2.80%     10.54     11.24       455,476      4,835,350    -1.18%     16.51%      0.00%
LINCOLN VIPT CAPITAL GROWTH
   SERVICE CLASS
            2007     6/5/07        1.10%    2.70%     10.63     10.74       121,888      1,304,575    -2.84%      9.70%      0.00%
LINCOLN VIPT COHEN & STEERS
   GLOBAL REAL ESTATE SERVICE
   CLASS
            2007     6/1/07        1.10%    2.85%      8.16      8.25     3,891,548     31,969,536   -18.94%     -7.02%      0.59%
LINCOLN VIPT CORE
            2006                   1.40%    1.60%     11.54     11.54        13,155        151,833    12.36%     12.36%      0.79%
            2005     6/22/05       1.40%    1.40%     10.27     10.27        12,820        131,724     1.78%      1.78%      0.48%
LINCOLN VIPT CORE SERVICE CLASS
            2006                   1.25%    2.80%     11.28     11.53       315,822      3,613,476    10.69%     12.25%      0.80%
            2005     6/15/05       1.25%    2.65%     10.19     10.27        77,707        795,382    -1.39%      2.87%      0.37%
LINCOLN VIPT DELAWARE BOND
            2007                   1.30%    2.65%     10.44     14.70    21,356,530    292,323,892     2.69%      4.08%      4.72%
            2006                   1.30%    2.65%     10.15     14.13    24,595,170    325,383,540     1.98%      3.36%      4.24%
            2005                   1.30%    2.65%     10.53     13.69    27,381,711    353,491,303    -0.04%      1.31%      4.17%
            2004                   1.30%    2.65%     10.41     13.52    27,775,838    357,120,174     2.55%      3.94%      4.20%
            2003                   1.30%    2.65%     11.49     13.04    24,088,150    302,767,592     5.21%      5.79%      4.48%
LINCOLN VIPT DELAWARE BOND
   SERVICE CLASS
            2007                   1.10%    2.85%     10.18     11.23    48,409,964    525,317,008     2.22%      3.97%      4.98%
            2006                   1.15%    2.85%      9.96     10.82    40,643,042    428,938,186     1.52%      3.15%      4.59%
            2005                   1.25%    2.85%     10.15     10.50    31,108,567    322,429,439    -0.29%      1.01%      4.55%
            2004                   1.35%    2.65%     10.20     10.40    18,125,175    187,702,118     2.40%      3.64%      5.30%
            2003     6/10/03       1.35%    2.55%      9.96     10.03     4,003,602     40,119,444    -2.05%      3.94%      5.95%
LINCOLN VIPT DELAWARE GROWTH AND
   INCOME SERVICE CLASS
            2007                   1.15%    2.80%     11.55     12.02     1,889,411     22,449,840     2.93%      4.54%      1.19%
            2006                   1.25%    2.80%     11.28     11.50       944,449     10,787,344     9.32%     10.69%      1.43%
            2005     6/27/05       1.25%    2.50%     10.31     10.39       293,771      3,043,012    -1.56%      4.48%      1.65%

                                  MINIMUM  MAXIMUM   MINIMUM   MAXIMUM                               MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT      FEE      FEE      UNIT      UNIT       UNITS                      TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)      RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS   RETURN(4)  RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LINCOLN VIPT DELAWARE SOCIAL
   AWARENESS
            2007                   1.30%    2.65%    $11.43    $18.23    1,584,462    $25,166,950      0.27%      1.64%      0.84%
            2006                   1.30%    2.65%     15.19     18.07    1,777,660     27,934,321      9.37%     10.86%      0.85%
            2005                   1.30%    2.65%     13.79     16.43    2,050,578     29,133,651      9.10%     10.58%      0.88%
            2004                   1.30%    2.65%     12.55     14.84    1,843,970     23,648,064      9.76%     11.25%      1.18%
            2003                   1.30%    2.65%     11.35     12.03      928,999     10,713,994     29.33%     30.03%      1.43%
LINCOLN VIPT DELAWARE SOCIAL
   AWARENESS SERVICE CLASS
            2007                   1.25%    2.80%     11.43     16.82    4,848,658     75,403,936     -0.03%      1.43%      0.64%
            2006                   1.25%    2.70%     11.67     16.60    4,897,457     76,874,132      9.04%     10.63%      0.68%
            2005                   1.25%    2.70%     14.52     15.02    4,949,634     71,884,144      8.83%     10.25%      0.73%
            2004                   1.35%    2.65%     13.36     13.62    2,972,005     40,329,641      9.59%     10.91%      1.06%
            2003     6/11/03       1.35%    2.55%     12.19     12.28      566,516      6,949,285      1.19%     15.03%      1.09%
LINCOLN VIPT DELAWARE SPECIAL
   OPPORTUNITIES SERVICE CLASS
            2007     6/12/07       1.25%    2.65%      9.08      9.16      364,016      3,326,595     -9.80%      2.13%      0.99%
LINCOLN VIPT FI EQUITY-INCOME
   SERVICE CLASS
            2007                   1.15%    2.80%     11.02     11.83    1,991,296     23,290,149      1.22%      2.90%      1.11%
            2006                   1.15%    2.80%     11.23     11.50    1,382,666     15,800,547      7.93%      9.61%      1.35%
            2005     6/8/05        1.25%    2.80%     10.40     10.50      456,634      4,781,806     -0.71%      4.99%      1.46%
LINCOLN VIPT GROWTH
            2006                   1.40%    1.65%     11.31     11.36       10,237        116,096      4.44%      4.70%      0.00%
            2005     6/15/05       1.40%    1.65%     10.83     10.85        4,701         50,956      5.10%      7.49%      0.00%
LINCOLN VIPT GROWTH SERVICE
   CLASS
            2006                   1.15%    2.80%     11.07     11.34      679,394      7,655,941      2.99%      4.60%      0.00%
            2005     6/7/05        1.25%    2.80%     10.75     10.84      226,285      2,448,531     -0.83%      8.92%      0.00%
LINCOLN VIPT GROWTH
   OPPORTUNITIES SERVICE CLASS
            2006                   1.25%    2.80%     12.14     12.44      306,765      3,794,567      6.86%      8.53%      0.00%
            2005     6/22/05       1.25%    2.80%     11.36     11.47       81,392        931,405     -2.62%     11.91%      0.00%
LINCOLN VIPT JANUS CAPITAL
   APPRECIATION
            2007                   1.30%    2.55%     12.92     17.31      298,124      4,493,378     17.38%     18.86%      0.26%
            2006                   1.30%    2.55%     12.26     14.72      330,585      4,267,592      6.91%      8.26%      0.19%
            2005                   1.30%    2.55%     11.40     13.69      327,886      3,928,463      1.68%      2.86%      0.28%
            2004                   1.30%    2.45%     11.17     12.71      285,703      3,309,738      3.30%      3.92%      0.00%
            2003                   1.30%    1.90%     10.82     10.94      159,833      1,745,889     29.97%     30.62%      0.00%
LINCOLN VIPT JANUS CAPITAL
   APPRECIATION SERVICE CLASS
            2007                   1.15%    2.80%     12.91     16.59    2,223,674     34,519,014     16.80%     18.62%      0.08%
            2006                   1.25%    2.80%     11.11     14.00    1,196,126     16,166,073      6.54%      8.04%      0.00%
            2005                   1.25%    2.65%     12.54     12.97      938,655     11,917,908      1.23%      2.55%      0.06%
            2004                   1.35%    2.65%     12.58     12.65      286,650      3,610,787      3.25%      3.61%      0.00%
            2003     5/27/03       1.35%    1.70%     12.18     12.21       27,204        332,036      3.14%     18.14%      0.00%
LINCOLN VIPT MARSICO
   INTERNATIONAL GROWTH SERVICE
   CLASS
            2007     6/1/07        1.15%    2.85%     11.06     11.18    1,856,720     20,680,646     -4.83%     14.91%      0.98%
LINCOLN VIPT MFS VALUE SERVICE
   CLASS
            2007     6/5/07        1.15%    2.80%      9.64      9.74    1,167,639     11,323,296     -4.50%      5.67%      1.27%
LINCOLN VIPT MID-CAP GROWTH
   SERVICE CLASS
            2007     6/4/07        1.10%    2.80%     10.78     10.98    1,108,808     12,033,221      1.67%      9.71%      0.00%
LINCOLN VIPT MID-CAP VALUE
   SERVICE CLASS
            2007     6/5/07        1.10%    2.85%      8.57      8.66    1,598,830     13,800,842    -15.89%     -7.65%      0.28%
LINCOLN VIPT MONDRIAN
   INTERNATIONAL VALUE
            2007                   1.30%    2.65%     14.45     26.50    2,434,134     60,083,052      8.57%     10.05%      1.89%
            2006                   1.30%    2.65%     13.29     24.26    2,835,163     64,314,382     26.61%     28.33%      2.99%
            2005                   1.30%    2.65%     17.38     19.05    2,893,309     51,322,467      9.60%     11.09%      2.34%
            2004                   1.30%    2.65%     15.68     17.26    2,002,599     32,129,421     17.77%     19.37%      1.43%
            2003                   1.30%    2.65%     13.39     13.55      764,656     10,309,269     38.89%     39.65%      2.63%
LINCOLN VIPT MONDRIAN
   INTERNATIONAL VALUE SERVICE
      CLASS
            2007                   1.15%    2.85%     14.45     24.34    9,014,480    185,875,399      8.08%      9.83%      1.82%
            2006                   1.25%    2.85%     13.90     22.18    8,430,392    164,122,807     26.11%     28.07%      2.87%
            2005                   1.25%    2.80%     16.76     17.34    6,748,458    110,575,192      9.32%     10.75%      2.14%
            2004                   1.35%    2.65%     15.35     15.66    3,752,542     58,521,613     17.61%     19.02%      1.25%
            2003     6/9/03        1.35%    2.55%     13.06     13.15      783,969     10,298,202      5.07%     22.78%      2.75%

                                  MINIMUM  MAXIMUM   MINIMUM   MAXIMUM                              MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT      FEE      FEE      UNIT       UNIT      UNITS                     TOTAL      TOTAL     INCOME
SUBACCOUNT  YEAR    DATE(1)       RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING   NET ASSETS   RETURN(4)  RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LINCOLN VIPT MONEY MARKET
            2007                   1.30%    2.65%    $10.02    $11.89    11,203,496  $124,212,124      2.22%      3.61%     4.84%
            2006                   1.30%    2.65%      9.80     11.49     9,944,798   106,534,813      1.94%      3.33%     4.58%
            2005                   1.30%    2.65%      9.61     11.13    10,227,809   106,859,269      0.10%      1.46%     2.75%
            2004                   1.30%    2.65%      9.60     10.98     9,664,617   100,481,381     -1.76%     -0.42%     0.86%
            2003                   1.30%    2.65%      9.83     11.04    10,954,801   115,293,445     -1.26%     -0.72%     0.70%
LINCOLN VIPT MONEY MARKET
   SERVICE CLASS
            2007                   1.15%    2.85%     10.00     10.77    26,010,828   273,357,558      1.76%      3.40%     4.59%
            2006                   1.25%    2.85%      9.81     10.41    16,178,038   165,087,589      1.54%      3.12%     4.41%
            2005                   1.25%    2.80%      9.65      9.98     7,980,149    79,247,808     -0.15%      1.16%     2.59%
            2004                   1.35%    2.65%      9.68      9.87     5,260,840    51,684,873     -1.91%     -0.72%     0.74%
            2003    6/11/03        1.35%    2.55%      9.86      9.94     1,070,114    10,621,014     -0.81%     -0.04%     0.17%
LINCOLN VIPT S&P 500 INDEX
            2007    4/27/07        1.40%    1.60%     11.41     11.47        22,682       259,980     -1.64%     -1.51%     1.11%
LINCOLN VIPT S&P 500 INDEX
   SERVICE CLASS
            2007    4/27/07        1.15%    2.80%     10.79     11.44     1,724,252    19,455,047     -3.29%      1.87%     1.23%
LINCOLN VIPT SMALL-CAP INDEX
   SERVICE CLASS
            2007    6/5/07         1.10%    2.80%      9.08      9.18       733,570     6,708,346    -10.14%     -0.28%     0.79%
LINCOLN VIPT T. ROWE PRICE
   GROWTH STOCK SERVICE CLASS
            2007    6/1/07         1.25%    2.80%      9.85      9.94       678,322     6,726,069     -4.45%      2.43%     0.20%
LINCOLN VIPT T. ROWE PRICE
   STRUCTURED MID-CAP GROWTH
            2007                   1.30%    2.65%     15.81     19.12       166,583     2,745,922     10.62%     12.12%     0.00%
            2006                   1.30%    2.65%     14.19     17.02       154,402     2,284,009      6.41%      7.86%     0.00%
            2005                   1.30%    2.65%     13.24     16.08       133,778     1,832,318      6.94%      8.39%     0.00%
            2004                   1.30%    2.65%     12.31     13.87        97,110     1,220,901     11.53%     12.20%     0.00%
            2003                   1.30%    1.90%     11.04     11.16        91,201     1,017,546     30.14%     30.78%     0.00%
LINCOLN VIPT T. ROWE PRICE
   STRUCTURED MID-CAP GROWTH
   SERVICE CLASS
            2007                   1.15%    2.85%     12.22     17.94     1,103,701    17,411,256     10.12%     12.00%     0.00%
            2006                   1.15%    2.85%     11.55     16.05       771,700    11,235,624      5.94%      7.65%     0.00%
            2005                   1.25%    2.85%     14.59     14.92       398,136     5,537,906      7.16%      8.08%     0.00%
            2004                   1.35%    2.45%     13.73     13.81       122,805     1,688,413     11.46%     11.85%     0.00%
            2003    6/17/03        1.35%    1.70%     12.32     12.34        33,165       408,896      2.44%     12.32%     0.00%
LINCOLN VIPT TEMPLETON GROWTH
   SERVICE CLASS
            2007    6/1/07         1.10%    2.80%      9.72      9.82     4,655,053    45,556,801     -4.11%      3.03%     2.40%
LINCOLN VIPT UBS GLOBAL ASSET
   ALLOCATION
            2007                   1.30%    2.65%     11.87     16.54     2,317,237    36,186,157      3.59%      5.00%     1.67%
            2006                   1.30%    2.65%     11.45     15.89     2,597,901    39,013,663     11.63%     13.03%     1.39%
            2005                   1.30%    2.55%     13.01     14.18     2,005,959    26,758,516      4.11%      5.42%     1.53%
            2004                   1.30%    2.55%     12.43     13.03       884,987    11,179,606     11.35%     12.08%     1.94%
            2003                   1.30%    1.95%     11.16     11.66       276,370     3,130,361     18.08%     18.73%     3.24%
LINCOLN VIPT UBS GLOBAL ASSET
   ALLOCATION SERVICE CLASS
            2007                   1.15%    2.85%     11.28     15.75     4,099,903    59,389,376      3.18%      4.90%     1.60%
            2006                   1.15%    2.80%     11.67     15.04     2,226,993    31,324,052     11.07%     12.75%     1.63%
            2005                   1.30%    2.80%     12.97     13.35       749,347     9,590,351      3.95%      5.10%     1.23%
            2004                   1.35%    2.45%     12.62     12.70       281,278     3,560,394     11.30%     11.75%     1.73%
            2003    6/12/03        1.35%    1.75%     11.34     11.36        50,890       577,576      3.67%      9.91%     1.51%
LINCOLN VIPT VALUE OPPORTUNITIES
   SERVICE CLASS
            2007    6/1/07         1.15%    2.80%      9.29      9.38        87,108       814,572      -8.28%     2.76%     0.67%
LINCOLN VIPT WILSHIRE 2010
   PROFILE SERVICE CLASS
            2007    7/11/07        1.15%    2.70%     10.37     10.47       122,994     1,280,748      0.02%      6.47%     0.41%
LINCOLN VIPT WILSHIRE 2020
   PROFILE SERVICE CLASS
            2007    6/14/07        1.15%    2.70%     10.21     10.31       210,936     2,167,954     -1.81%      7.80%     0.36%
LINCOLN VIPT WILSHIRE 2030
   PROFILE SERVICE CLASS
            2007    6/5/07         1.30%    2.70%     10.32     10.41        90,098       934,122     -2.40%      8.65%     0.40%
LINCOLN VIPT WILSHIRE 2040
   PROFILE SERVICE CLASS
            2007    7/16/07        1.30%    2.70%     10.15     10.23        39,057       397,179     -2.92%      4.57%     1.08%

                                  MINIMUM  MAXIMUM   MINIMUM   MAXIMUM                              MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT      FEE      FEE      UNIT       UNIT      UNITS                     TOTAL      TOTAL     INCOME
SUBACCOUNT  YEAR    DATE(1)       RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING   NET ASSETS   RETURN(4)  RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LINCOLN VIPT WILSHIRE AGGRESSIVE
   PROFILE SERVICE CLASS
            2007                   1.10%    2.85%    $13.16    $13.69     8,376,524  $113,226,459     7.69%      9.37%      0.73%
            2006                   1.25%    2.80%     12.22     12.52     4,704,780    58,537,754    13.04%     14.81%      0.64%
            2005    6/6/05         1.25%    2.80%     10.81     10.91     1,642,617    17,873,575    -0.53%      8.81%      0.00%
LINCOLN VIPT WILSHIRE
   CONSERVATIVE PROFILE
   SERVICE CLASS
            2007                   1.15%    2.85%     11.23     11.75    13,219,924   153,394,188     4.49%      6.28%      1.94%
            2006                   1.15%    2.85%     10.79     11.07     7,119,991    78,175,548     6.00%      7.71%      1.52%
            2005    6/6/05         1.25%    2.85%     10.18     10.27     2,979,092    30,523,299    -0.58%      2.86%      0.00%
LINCOLN VIPT WILSHIRE MODERATE
   PROFILE SERVICE CLASS
            2007                   1.10%    2.85%     11.98     12.47    52,232,085   642,331,532     5.99%      7.65%      1.28%
            2006                   1.25%    2.80%     11.30     11.58    32,019,579   367,914,736     8.68%     10.38%      0.92%
            2005    6/6/05         1.25%    2.80%     10.40     10.49     9,467,285    99,075,704     1.01%      5.00%      0.00%
LINCOLN VIPT WILSHIRE MODERATELY
   AGGRESSIVE PROFILE
   SERVICE CLASS
            2007                   1.10%    2.85%     12.46     12.98    36,610,548   469,022,681     6.46%      8.18%      1.56%
            2006                   1.25%    2.85%     11.71     12.00    20,741,324   246,977,890    10.71%     12.44%      0.99%
            2005    6/6/05         1.25%    2.80%     10.58     10.67     5,843,065    62,178,857     0.30%      6.79%      0.00%
MFS VIT CORE EQUITY
   SERVICE CLASS
            2007                   1.30%    2.65%     13.49     17.47       424,313     6,074,976     7.97%      9.44%      0.09%
            2006                   1.30%    2.65%     12.41     16.22       491,941     6,464,047    10.53%     12.04%      0.17%
            2005                   1.30%    2.65%     11.15     14.56       530,004     6,233,909    -1.19%      0.15%      0.54%
            2004                   1.30%    2.65%     11.20     14.62       450,863     5,312,294     9.92%     10.64%      0.17%
            2003                   1.30%    1.95%     10.19     10.32       315,701     3,303,141    24.66%     25.35%      0.00%
MFS VIT EMERGING GROWTH
            2007                   1.40%    2.35%     13.00     19.24       517,426     6,774,625    18.60%     19.49%      0.00%
            2006                   1.40%    2.15%     10.88     16.22       687,510     7,517,503     5.60%      6.39%      0.00%
            2005                   1.40%    2.15%     10.23     12.11       891,376     9,143,587     7.40%      7.67%      0.00%
            2004                   1.40%    1.65%      9.50     11.27     1,097,291    10,435,949    11.11%     11.39%      0.00%
            2003                   1.40%    1.65%      8.53     10.14     1,329,911    11,350,490    28.16%     28.42%      0.00%
MFS VIT EMERGING GROWTH
   SERVICE CLASS
            2007                   1.30%    2.65%      6.56     18.98     1,044,638    10,822,665    17.71%     19.31%      0.00%
            2006                   1.30%    2.65%      5.52     16.05     1,182,456    10,083,571     5.01%      6.22%      0.00%
            2005                   1.30%    2.45%      5.23     15.14     1,298,284    10,354,668     6.29%      7.52%      0.00%
            2004                   1.30%    2.45%      4.89     14.23     1,250,577     8,924,947    10.11%     11.26%      0.00%
            2003                   1.30%    2.35%      4.41     10.15     1,032,525     5,967,597    27.43%     28.13%      0.00%
MFS VIT TOTAL RETURN
            2007                   1.40%    2.35%     13.76     15.77     1,988,068    31,231,708     1.79%      2.77%      2.67%
            2006                   1.40%    2.35%     13.42     15.35     2,647,641    40,422,820     9.30%     10.34%      2.40%
            2005                   1.40%    2.35%     12.18     13.91     3,328,787    46,128,539     0.63%      1.39%      2.05%
            2004                   1.40%    2.15%     12.04     13.72     3,709,086    50,715,329     9.50%      9.77%      1.68%
            2003                   1.40%    1.65%     10.99     12.50     4,023,962    50,213,967    14.42%     14.71%      1.75%
MFS VIT TOTAL RETURN
   SERVICE CLASS
            2007                   1.10%    2.85%     11.02     14.67    25,882,431   346,662,283     1.01%      2.75%      2.31%
            2006                   1.15%    2.85%     10.91     14.31    24,265,011   322,763,764     8.49%     10.24%      2.04%
            2005                   1.25%    2.85%     11.96     13.00    19,428,172   241,264,525    -0.09%      1.27%      1.72%
            2004                   1.30%    2.65%     11.87     12.90    13,898,886   173,052,340     8.34%      9.59%      1.37%
            2003                   1.30%    2.45%     10.89     11.65     8,005,593    91,456,755    13.77%     14.39%      1.41%
MFS VIT UTILITIES
            2007                   1.40%    2.35%     22.83     35.45     1,272,814    32,805,573    25.18%     26.12%      1.00%
            2006                   1.40%    2.15%     18.14     28.32     1,684,550    34,300,683    28.47%     29.44%      2.06%
            2005                   1.40%    2.35%     14.04     15.74     2,112,594    33,244,903    14.93%     15.21%      0.61%
            2004                   1.40%    1.65%     12.21     13.66     2,231,354    30,455,785    28.07%     28.39%      1.49%
            2003                   1.40%    1.65%      9.53     10.64     2,525,979    26,851,342    33.67%     34.01%      2.31%
MFS VIT UTILITIES SERVICE CLASS
            2007                   1.10%    2.85%     14.44     35.18    12,469,463   266,499,134    23.97%     26.10%      0.71%
            2006                   1.15%    2.85%     13.90     28.15     8,120,398   137,578,687    27.34%     29.34%      1.71%
            2005                   1.25%    2.80%     10.81     21.94     5,828,235    77,763,713    13.52%     15.07%      0.47%
            2004                   1.30%    2.65%      9.44     19.21     3,708,140    41,924,765    27.21%     28.17%      1.24%
            2003                   1.30%    2.05%      7.40     10.02     2,745,333    23,119,140    32.96%     33.69%      1.65%

                                  MINIMUM  MAXIMUM   MINIMUM   MAXIMUM                              MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT      FEE      FEE      UNIT       UNIT      UNITS                     TOTAL      TOTAL     INCOME
SUBACCOUNT  YEAR    DATE(1)       RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING   NET ASSETS   RETURN(4)  RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
NB AMT MID-CAP GROWTH
            2007                   1.15%    2.80%    $14.26    $21.59    6,187,385   $114,623,693    19.15%     21.01%      0.00%
            2006                   1.25%    2.80%     12.42     17.95    5,831,644     90,256,338    11.64%     13.27%      0.00%
            2005                   1.25%    2.70%     13.28     15.94    5,153,591     71,406,285    10.77%     12.27%      0.00%
            2004                   1.30%    2.65%     11.91     14.28    3,603,225     44,841,964    13.61%     14.81%      0.00%
            2003                   1.30%    2.35%     10.44     10.57    1,795,704     19,108,352    25.60%     26.29%      0.00%
NB AMT REGENCY
            2007                   1.15%    2.85%     11.29     20.14    6,588,064    122,165,598     0.40%      2.12%      0.43%
            2006                   1.15%    2.85%     11.82     19.90    7,198,734    132,629,385     8.04%      9.78%      0.41%
            2005                   1.25%    2.85%     16.73     18.28    6,722,953    114,789,057     9.07%     10.55%      0.09%
            2004                   1.30%    2.65%     15.27     16.65    3,996,020     62,810,341    19.16%     20.78%      0.03%
            2003                   1.30%    2.65%     13.02     13.18    1,149,687     15,018,457    33.22%     33.96%      0.00%
PUTNAM VT GROWTH & INCOME
   CLASS IB
            2007                   1.30%    2.35%     12.68     15.72      432,588      5,673,498    -8.22%     -7.25%      1.33%
            2006                   1.30%    2.35%     13.77     17.31      518,444      7,357,174    13.39%     14.41%      1.54%
            2005                   1.30%    2.65%     12.11     15.21      589,211      7,329,537     2.94%      3.87%      1.57%
            2004                   1.30%    2.20%     11.73     14.73      645,292      7,734,644     8.97%      9.68%      1.54%
            2003                   1.30%    1.95%     10.77     10.91      580,669      6,347,230    24.92%     25.61%      1.21%
PUTNAM VT HEALTH SCIENCES
   CLASS IB
            2007                   1.30%    2.65%     10.97     12.94      465,168      5,315,847    -2.96%     -1.88%      0.84%
            2006                   1.30%    2.40%     11.26     13.32      635,211      7,443,615     0.35%      1.46%      0.35%
            2005                   1.30%    2.40%     11.17     13.20      898,624     10,374,349    10.79%     11.74%      0.04%
            2004                   1.30%    2.15%     10.06     11.88      733,632      7,624,955     5.06%      5.74%      0.18%
            2003                   1.30%    1.95%      9.57      9.70      528,371      5,171,919    16.10%     16.74%      0.44%

(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received.
(2) These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.
(3) As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.
(4) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.
(5) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

4. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2007.

                                                                 AGGREGATE   AGGREGATE
                                                                  COST OF     PROCEEDS
SUBACCOUNT                                                       PURCHASES   FROM SALES
----------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                  $    176,584  $ 2,797,192
AIM V.I. Capital Appreciation Class II                              368,999    1,316,612
AIM V.I. Core Equity                                                423,062    6,682,986
AIM V.I. Core Equity Class II                                       330,636    2,444,763
AIM V.I. International Growth                                     1,115,092    4,237,590
AIM V.I. International Growth Class II                            1,884,158    3,114,707
ABVPSF Global Technology Class B                                 25,355,579   15,440,637
ABVPSF Growth and Income Class B                                 53,528,268   49,017,925
ABVPSF International Value Class B                              171,516,134   33,360,361
ABVPSF Large Cap Growth Class B                                   1,903,612    8,132,701
ABVPSF Small/Mid Cap Value Class B                               73,078,174   35,682,775
American Century VP Inflation Protection Class 2                 64,163,256   48,188,719
American Funds Global Growth Class 2                            137,024,529   24,935,902
American Funds Global Small Capitalization Class 2              165,253,411   65,442,010
American Funds Growth Class 2                                   538,219,193  214,131,665
American Funds Growth-Income Class 2                            498,457,542  234,994,390
American Funds International Class 2                            299,167,920  113,130,571
Delaware VIPT Capital Reserves Service Class                     15,261,556    7,777,206
Delaware VIPT Diversified Income Service Class                  139,351,104   34,985,223
Delaware VIPT Emerging Markets Service Class                    138,129,609   56,118,959
Delaware VIPT High Yield                                         10,515,448    8,614,901
Delaware VIPT High Yield Service Class                           81,261,542   57,431,065
Delaware VIPT International Value Equity                          1,202,496    1,285,657
Delaware VIPT REIT                                                6,208,488    9,696,261
Delaware VIPT REIT Service Class                                112,627,216   82,660,396
Delaware VIPT Small Cap Value                                     2,873,947    9,456,413
Delaware VIPT Small Cap Value Service Class                     147,843,589   73,795,095
Delaware VIPT Trend                                                 393,994    8,496,355
Delaware VIPT Trend Service Class                                18,449,430   27,870,491
Delaware VIPT U.S. Growth Service Class                           6,109,723    7,329,382
Delaware VIPT Value                                               2,211,659    4,738,763
Delaware VIPT Value Service Class                                78,643,778   37,303,374
DWS VIP Equity 500 Index                                          2,595,442   14,976,855
DWS VIP Equity 500 Index Service Class                           14,350,644   11,452,593
DWS VIP Small Cap Index                                           2,243,079    4,193,223
DWS VIP Small Cap Index Service Class                            18,064,939    9,787,330
Fidelity VIP Contrafund Service Class 2                         411,825,582   76,885,474
Fidelity VIP Equity-Income                                        2,968,241    7,844,352
Fidelity VIP Equity-Income Service Class 2                       16,957,371   21,363,974
Fidelity VIP Growth                                               1,001,579    5,266,731
Fidelity VIP Growth Service Class 2                              43,361,186   24,069,861
Fidelity VIP Mid Cap Service Class 2                            152,821,638   31,271,709
Fidelity VIP Overseas                                             1,357,715    2,461,563
Fidelity VIP Overseas Service Class 2                            37,028,676   26,661,294
FTVIPT Franklin Income Securities Class 2                       310,243,117   32,502,410
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2          43,416,711   21,490,634
FTVIPT Mutual Shares Securities Class 2                         208,164,615   27,527,654
FTVIPT Templeton Global Income Securities Class 2               130,894,831   29,791,943
FTVIPT Templeton Growth Securities Class 2                       76,721,583   42,447,774
Janus Aspen Series Balanced Service Shares                        4,852,337    9,669,124
Janus Aspen Series Mid Cap Growth Service Shares                  3,613,484    4,536,550
Janus Aspen Series Worldwide Growth Service Shares                1,364,123    2,061,904
Lincoln VIPT Baron Growth Opportunities Service Class            38,439,921    4,599,015
Lincoln VIPT Capital Growth Service Class                         2,174,388      959,084
Lincoln VIPT Cohen & Steers Global Real Estate Service Class     37,970,003    2,944,888
Lincoln VIPT Core                                                   375,301      525,273
Lincoln VIPT Core Service Class                                     991,905    4,658,825
Lincoln VIPT Delaware Bond                                       35,336,683   69,748,160
Lincoln VIPT Delaware Bond Service Class                        178,080,149   82,922,224

                                                                      AGGREGATE     AGGREGATE
                                                                       COST OF       PROCEEDS
SUBACCOUNT                                                            PURCHASES     FROM SALES
-----------------------------------------------------------------------------------------------
Lincoln VIPT Delaware Growth and Income Service Class                $ 14,683,876  $  3,724,710
Lincoln VIPT Delaware Social Awareness                                  1,940,278     5,280,985
Lincoln VIPT Delaware Social Awareness Service Class                   11,261,908    14,448,068
Lincoln VIPT Delaware Special Opportunities Service Class               3,877,548       305,867
Lincoln VIPT FI Equity-Income Service Class                            13,975,525     4,920,214
Lincoln VIPT Growth                                                        33,624       155,417
Lincoln VIPT Growth Service Class                                       1,941,548    10,155,874
Lincoln VIPT Growth Opportunities Service Class                         1,601,563     5,585,840
Lincoln VIPT Janus Capital Appreciation                                 1,399,737     1,942,443
Lincoln VIPT Janus Capital Appreciation Service Class                  22,169,462     8,355,524
Lincoln VIPT Marsico International Growth Service Class                22,981,604     3,095,465
Lincoln VIPT MFS Value Service Class                                   13,067,287     1,761,395
Lincoln VIPT Mid-Cap Growth Service Class                              19,412,691     7,595,886
Lincoln VIPT Mid-Cap Value Service Class                               17,139,254     2,023,399
Lincoln VIPT Mondrian International Value                               9,549,940    17,971,119
Lincoln VIPT Mondrian International Value Service Class                50,552,749    40,030,936
Lincoln VIPT Money Market                                             140,952,885   122,244,462
Lincoln VIPT Money Market Service Class                               447,601,080   339,610,810
Lincoln VIPT S&P 500 Index                                                273,731        27,725
Lincoln VIPT S&P 500 Index Service Class                               27,615,737     7,928,843
Lincoln VIPT Small-Cap Index Service Class                              7,423,443       470,348
Lincoln VIPT T. Rowe Price Growth Stock Service Class                   7,755,947     1,030,518
Lincoln VIPT T. Rowe Price Structured Mid-Cap Growth                      707,756       550,494
Lincoln VIPT T. Rowe Price Structured Mid-Cap Growth Service Class     10,778,938     6,048,081
Lincoln VIPT Templeton Growth Service Class                            50,139,513     4,053,917
Lincoln VIPT UBS Global Asset Allocation                                6,849,708     9,625,300
Lincoln VIPT UBS Global Asset Allocation Service Class                 38,583,686    10,082,781
Lincoln VIPT Value Opportunities Service Class                          1,112,797       265,537
Lincoln VIPT Wilshire 2010 Profile Service Class                        1,427,335       172,565
Lincoln VIPT Wilshire 2020 Profile Service Class                        2,584,813       502,702
Lincoln VIPT Wilshire 2030 Profile Service Class                          978,340        59,721
Lincoln VIPT Wilshire 2040 Profile Service Class                          421,509        18,947
Lincoln VIPT Wilshire Aggressive Profile Service Class                 73,416,836    24,724,891
Lincoln VIPT Wilshire Conservative Profile Service Class              109,541,820    38,823,070
Lincoln VIPT Wilshire Moderate Profile Service Class                  337,732,406    96,940,982
Lincoln VIPT Wilshire Moderately Aggressive Profile Service Class     251,913,015    50,671,721
MFS VIT Core Equity Service Class                                         372,338     1,443,933
MFS VIT Emerging Growth                                                   190,176     2,301,023
MFS VIT Emerging Growth Service Class                                   2,654,735     3,903,163
MFS VIT Total Return                                                    2,784,794    11,830,818
MFS VIT Total Return Service Class                                     88,042,235    60,912,465
MFS VIT Utilities                                                       4,611,844    11,712,983
MFS VIT Utilities Service Class                                       140,752,989    45,547,195
NB AMT Mid-Cap Growth                                                  30,021,371    26,816,056
NB AMT Regency                                                         22,342,816    33,285,805
Putnam VT Growth & Income Class IB                                      1,530,790     1,728,119
Putnam VT Health Sciences Class IB                                        777,714     2,907,359

5. INVESTMENTS

The following is a summary of investments owned at December 31, 2007.

                                                     NET
                                           SHARES    ASSET   FAIR VALUE
SUBACCOUNT                                 OWNED     VALUE    OF SHARES  COST OF SHARES
----------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation              268,239  $29.37  $ 7,878,192   $ 7,038,615
AIM V.I. Capital Appreciation Class II     155,422   28.95    4,499,470     4,062,328
AIM V.I. Core Equity                       722,356   29.11   21,027,797    18,164,484
AIM V.I. Core Equity Class II              231,238   28.88    6,678,152     5,798,804
AIM V.I. International Growth              306,862   33.63   10,319,777     5,570,924
AIM V.I. International Growth Class II     254,849   33.24    8,471,166     5,298,051
ABVPSF Global Technology Class B         1,662,180   20.31   33,758,869    30,922,607

                                                                                    NET
                                                                       SHARES      ASSET     FAIR VALUE
SUBACCOUNT                                                              OWNED      VALUE      OF SHARES    COST OF SHARES
-------------------------------------------------------------------------------------------------------------------------
ABVPSF Growth and Income Class B                                      8,987,311   $26.55   $  238,613,108  $  205,483,760
ABVPSF International Value Class B                                    6,827,773    24.88      169,874,991     170,764,017
ABVPSF Large Cap Growth Class B                                         978,915    29.96       29,328,284      23,885,961
ABVPSF Small/Mid Cap Value Class B                                    6,455,001    17.03      109,928,662     110,838,884
American Century VP Inflation Protection Class 2                     13,712,261    10.55      144,664,346     141,022,997
American Funds Global Growth Class 2                                 11,125,733    25.00      278,143,329     242,422,261
American Funds Global Small Capitalization Class 2                   13,298,741    26.95      358,401,071     282,641,488
American Funds Growth Class 2                                        26,555,727    66.72    1,771,798,093   1,444,502,012
American Funds Growth-Income Class 2                                 43,474,510    42.26    1,837,232,780   1,584,544,386
American Funds International Class 2                                 36,570,666    24.72      904,026,860     652,482,609
Delaware VIPT Capital Reserves Service Class                          1,899,305     9.61       18,252,313      18,260,401
Delaware VIPT Diversified Income Service Class                       29,620,318    10.18      301,534,841     282,468,520
Delaware VIPT Emerging Markets Service Class                          9,241,799    27.75      256,459,929     193,326,420
Delaware VIPT High Yield                                              2,669,418     5.95       15,883,038      15,378,162
Delaware VIPT High Yield Service Class                               34,110,049     5.94      202,613,694     197,663,618
Delaware VIPT International Value Equity                                121,945    14.70        1,792,597       1,979,878
Delaware VIPT REIT                                                      862,651    15.83       13,655,772      13,317,456
Delaware VIPT REIT Service Class                                     12,150,384    15.79      191,854,557     217,821,845
Delaware VIPT Small Cap Value                                           713,518    28.65       20,442,282      16,406,967
Delaware VIPT Small Cap Value Service Class                          11,477,287    28.57      327,906,080     334,537,287
Delaware VIPT Trend                                                     496,573    38.50       19,118,056      15,012,285
Delaware VIPT Trend Service Class                                     3,061,768    37.88      115,979,763      88,671,403
Delaware VIPT U.S. Growth Service Class                               4,347,830     8.90       38,695,689      29,436,370
Delaware VIPT Value                                                     698,671    21.44       14,979,503      12,023,699
Delaware VIPT Value Service Class                                     7,419,661    21.39      158,706,539     151,311,387
DWS VIP Equity 500 Index                                              3,341,580    15.53       51,894,736      40,255,858
DWS VIP Equity 500 Index Service Class                                3,043,459    15.52       47,234,485      40,347,130
DWS VIP Small Cap Index                                                 912,108    14.71       13,417,109      11,679,357
DWS VIP Small Cap Index Service Class                                 2,549,098    14.70       37,471,746      37,422,978
Fidelity VIP Contrafund Service Class 2                              26,341,247    27.46      723,330,643     773,728,076
Fidelity VIP Equity-Income                                              828,104    23.91       19,799,959      19,555,580
Fidelity VIP Equity-Income Service Class 2                            4,449,027    23.57      104,863,578     103,370,380
Fidelity VIP Growth                                                     306,135    45.12       13,812,813      13,449,828
Fidelity VIP Growth Service Class 2                                   1,755,466    44.65       78,381,564      64,548,485
Fidelity VIP Mid Cap Service Class 2                                  7,468,745    35.63      266,111,382     251,800,916
Fidelity VIP Overseas                                                   262,609    25.32        6,649,271       4,706,061
Fidelity VIP Overseas Service Class 2                                 5,214,869    25.12      130,997,497      98,496,096
FTVIPT Franklin Income Securities Class 2                            20,166,064    17.31      349,074,572     351,929,435
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2               4,346,115    22.91       99,569,494      88,257,315
FTVIPT Mutual Shares Securities Class 2                              11,026,518    20.19      222,625,391     227,620,451
FTVIPT Templeton Global Income Securities Class 2                    10,342,634    16.72      172,928,844     162,489,167
FTVIPT Templeton Growth Securities Class 2                           11,933,728    15.44      184,256,757     164,818,233
Janus Aspen Series Balanced Service Shares                            1,143,101    31.08       35,527,593      28,001,465
Janus Aspen Series Mid Cap Growth Service Shares                        451,738    38.95       17,595,201      11,581,732
Janus Aspen Series Worldwide Growth Service Shares                      123,277    35.03        4,318,401       3,334,548
Lincoln VIPT Baron Growth Opportunities Service Class                 1,215,888    29.94       36,408,548      38,373,122
Lincoln VIPT Capital Growth Service Class                                46,813    27.49        1,287,070       1,242,165
Lincoln VIPT Cohen & Steers Global Real Estate Service Class          3,952,117     8.05       31,810,592      34,930,567
Lincoln VIPT Delaware Bond                                           23,088,908    12.68      292,721,178     297,537,473
Lincoln VIPT Delaware Bond Service Class                             41,420,977    12.68      525,052,299     533,150,142
Lincoln VIPT Delaware Growth and Income Service Class                   602,060    36.80       22,158,220      21,131,059
Lincoln VIPT Delaware Social Awareness                                  688,055    36.65       25,219,967      18,407,572
Lincoln VIPT Delaware Social Awareness Service Class                  2,059,649    36.59       75,368,754      60,159,729
Lincoln VIPT Delaware Special Opportunities Service Class                79,225    42.00        3,327,057       3,545,984
Lincoln VIPT FI Equity-Income Service Class                           1,371,151    16.95       23,238,266      24,495,539
Lincoln VIPT Janus Capital Appreciation                                 189,289    24.17        4,575,105       3,432,866
Lincoln VIPT Janus Capital Appreciation Service Class                 1,432,842    24.04       34,441,219      28,871,784
Lincoln VIPT Marsico International Growth Service Class               1,136,755    18.07       20,536,613      20,096,827
Lincoln VIPT MFS Value Service Class                                    424,890    26.42       11,223,892      11,289,417
Lincoln VIPT Mid-Cap Growth Service Class                               848,332    14.10       11,963,179      11,692,660
Lincoln VIPT Mid-Cap Value Service Class                                941,622    14.66       13,800,406      15,011,602

                                                                                    NET
                                                                       SHARES      ASSET    FAIR VALUE
SUBACCOUNT                                                              OWNED      VALUE     OF SHARES    COST OF SHARES
------------------------------------------------------------------------------------------------------------------------
Lincoln VIPT Mondrian International Value                             2,487,673   $24.16   $ 60,109,653    $ 41,284,193
Lincoln VIPT Mondrian International Value Service Class               7,690,670    24.13    185,606,633     137,628,722
Lincoln VIPT Money Market                                            12,469,478    10.00    124,694,780     124,694,780
Lincoln VIPT Money Market Service Class                              27,303,170    10.00    273,031,697     273,031,697
Lincoln VIPT S&P 500 Index                                               23,346    10.32        240,882         246,254
Lincoln VIPT S&P 500 Index Service Class                              1,859,218    10.31     19,175,977      19,534,805
Lincoln VIPT Small-Cap Index Service Class                              348,763    19.09      6,657,882       6,949,598
Lincoln VIPT T. Rowe Price Growth Stock Service Class                   365,776    18.31      6,698,095       6,738,974
Lincoln VIPT T. Rowe Price Structured Mid-Cap Growth                    204,312    13.44      2,744,934       2,140,574
Lincoln VIPT T. Rowe Price Structured Mid-Cap Growth Service Class    1,316,824    13.28     17,488,737      15,444,120
Lincoln VIPT Templeton Growth Service Class                           1,361,593    33.22     45,237,582      46,047,368
Lincoln VIPT UBS Global Asset Allocation                              2,321,749    15.59     36,193,743      33,233,226
Lincoln VIPT UBS Global Asset Allocation Service Class                3,803,747    15.57     59,235,757      57,928,482
Lincoln VIPT Value Opportunities Service Class                           55,237    14.66        809,610         849,876
Lincoln VIPT Wilshire 2010 Profile Service Class                        120,754    10.61      1,280,956       1,257,642
Lincoln VIPT Wilshire 2020 Profile Service Class                        200,901    10.49      2,107,447       2,079,965
Lincoln VIPT Wilshire 2030 Profile Service Class                         87,667    10.66        934,272         918,781
Lincoln VIPT Wilshire 2040 Profile Service Class                         37,852    10.50        397,256         402,584
Lincoln VIPT Wilshire Aggressive Profile Service Class                7,915,611    14.27    112,963,679     103,437,351
Lincoln VIPT Wilshire Conservative Profile Service Class             12,819,612    12.00    153,835,348     146,240,463
Lincoln VIPT Wilshire Moderate Profile Service Class                 49,519,685    12.92    639,744,807     586,106,902
Lincoln VIPT Wilshire Moderately Aggressive Profile Service Class    34,930,160    13.38    467,260,752     429,677,199
MFS VIT Core Equity Service Class                                       355,937    17.07      6,075,850       4,387,851
MFS VIT Emerging Growth                                                 271,183    25.01      6,782,299       7,365,040
MFS VIT Emerging Growth Service Class                                   439,834    24.61     10,824,308       7,514,014
MFS VIT Total Return                                                  1,441,236    21.68     31,246,004      27,008,977
MFS VIT Total Return Service Class                                   16,168,498    21.44    346,652,602     324,166,908
MFS VIT Utilities                                                       952,093    34.48     32,828,161      20,881,528
MFS VIT Utilities Service Class                                       7,767,634    34.11    264,953,998     203,527,642
NB AMT Mid-Cap Growth                                                 4,026,153    28.50    114,745,371      76,678,022
NB AMT Regency                                                        7,526,718    16.23    122,158,632     108,022,300
Putnam VT Growth & Income Class IB                                      245,422    23.12      5,674,146       5,476,800
Putnam VT Health Sciences Class IB                                      396,463    13.41      5,316,572       4,679,534

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the year ended December 31, 2007 is as follows:

                                                        UNITS        UNITS      NET INCREASE
                                                       ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                            30,380      (334,158)     (303,778)
AIM V.I. Capital Appreciation Class II                   30,355       (99,907)      (69,552)
AIM V.I. Core Equity                                     48,230      (636,436)     (588,206)
AIM V.I. Core Equity Class II                            21,481      (191,309)     (169,828)
AIM V.I. International Growth                            71,649      (251,989)     (180,340)
AIM V.I. International Growth Class II                   87,789      (139,794)      (52,005)
ABVPSF Global Technology Class B                      2,579,307    (1,891,039)      688,268
ABVPSF Growth and Income Class B                      3,171,163    (3,529,339)     (358,176)
ABVPSF International Value Class B                   14,867,242    (3,914,589)   10,952,653
ABVPSF Large Cap Growth Class B                         244,454      (944,981)     (700,527)
ABVPSF Small/Mid Cap Value Class B                    3,824,437    (2,108,261)    1,716,176
American Century VP Inflation Protection Class 2      6,338,233    (5,157,238)    1,180,995
American Funds Global Growth Class 2                  8,965,777    (2,555,598)    6,410,179
American Funds Global Small Capitalization Class 2    6,562,884    (3,962,503)    2,600,381
American Funds Growth Class 2                        33,331,993   (21,795,425)   11,536,568
American Funds Growth-Income Class 2                 35,474,159   (21,700,468)   13,773,691
American Funds International Class 2                 16,498,204   (10,074,980)    6,423,224
Delaware VIPT Capital Reserves Service Class          1,469,860      (792,767)      677,093
Delaware VIPT Diversified Income Service Class       13,596,273    (4,604,143)    8,992,130
Delaware VIPT Emerging Markets Service Class          6,763,267    (3,139,454)    3,623,813
Delaware VIPT High Yield                                818,409      (716,276)      102,133

                                                                        UNITS        UNITS      NET INCREASE
                                                                       ISSUED       REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------------------------
Delaware VIPT High Yield Service Class                                5,914,676    (4,683,561)    1,231,115
Delaware VIPT International Value Equity                                  8,268       (62,834)      (54,566)
Delaware VIPT REIT                                                       74,449      (322,523)     (248,074)
Delaware VIPT REIT Service Class                                      3,969,731    (4,827,426)     (857,695)
Delaware VIPT Small Cap Value                                            46,639      (394,147)     (347,508)
Delaware VIPT Small Cap Value Service Class                           9,206,812    (5,472,532)    3,734,280
Delaware VIPT Trend                                                      45,769      (454,749)     (408,980)
Delaware VIPT Trend Service Class                                     1,527,350    (2,266,143)     (738,793)
Delaware VIPT U.S. Growth Service Class                                 557,421      (593,081)      (35,660)
Delaware VIPT Value                                                     141,708      (348,747)     (207,039)
Delaware VIPT Value Service Class                                     5,684,077    (3,051,979)    2,632,098
DWS VIP Equity 500 Index                                                229,221    (1,244,684)   (1,015,463)
DWS VIP Equity 500 Index Service Class                                1,064,563      (813,052)      251,511
DWS VIP Small Cap Index                                                  67,869      (218,586)     (150,717)
DWS VIP Small Cap Index Service Class                                 1,102,425      (651,153)      451,272
Fidelity VIP Contrafund Service Class 2                              16,712,465    (6,910,869)    9,801,596
Fidelity VIP Equity-Income                                              102,723      (520,601)     (417,878)
Fidelity VIP Equity-Income Service Class 2                              548,364    (1,386,001)     (837,637)
Fidelity VIP Growth                                                     106,386      (480,474)     (374,088)
Fidelity VIP Growth Service Class 2                                   3,560,101    (2,238,650)    1,321,451
Fidelity VIP Mid Cap Service Class 2                                 11,356,799    (3,456,105)    7,900,694
Fidelity VIP Overseas                                                    46,025      (157,794)     (111,769)
Fidelity VIP Overseas Service Class 2                                 1,743,228    (1,669,866)       73,362
FTVIPT Franklin Income Securities Class 2                            28,677,909    (5,005,135)   23,672,774
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2               2,922,370    (2,064,137)      858,233
FTVIPT Mutual Shares Securities Class 2                              18,703,610    (3,670,025)   15,033,585
FTVIPT Templeton Global Income Securities Class 2                    12,104,567    (3,361,441)    8,743,126
FTVIPT Templeton Growth Securities Class 2                            4,440,367    (2,831,745)    1,608,622
Janus Aspen Series Balanced Service Shares                              314,792      (665,541)     (350,749)
Janus Aspen Series Mid Cap Growth Service Shares                        208,303      (250,152)      (41,849)
Janus Aspen Series Worldwide Growth Service Shares                       95,338      (143,571)      (48,233)
Lincoln VIPT Baron Growth Opportunities Service Class                 3,463,848      (532,549)    2,931,299
Lincoln VIPT Capital Growth Service Class                               216,120       (94,232)      121,888
Lincoln VIPT Cohen & Steers Global Real Estate Service Class          4,429,098      (537,550)    3,891,548
Lincoln VIPT Core                                                        32,331       (45,486)      (13,155)
Lincoln VIPT Core Service Class                                          87,693      (403,515)     (315,822)
Lincoln VIPT Delaware Bond                                            2,570,468    (5,809,108)   (3,238,640)
Lincoln VIPT Delaware Bond Service Class                             18,103,723   (10,336,801)    7,766,922
Lincoln VIPT Delaware Growth and Income Service Class                 1,270,857      (325,895)      944,962
Lincoln VIPT Delaware Social Awareness                                  125,894      (319,092)     (193,198)
Lincoln VIPT Delaware Social Awareness Service Class                    880,776      (929,575)      (48,799)
Lincoln VIPT Delaware Special Opportunities Service Class               401,732       (37,716)      364,016
Lincoln VIPT FI Equity-Income Service Class                           1,071,663      (463,033)      608,630
Lincoln VIPT Growth                                                       2,892       (13,129)      (10,237)
Lincoln VIPT Growth Service Class                                       179,449      (858,843)     (679,394)
Lincoln VIPT Growth Opportunities Service Class                         129,697      (436,462)     (306,765)
Lincoln VIPT Janus Capital Appreciation                                 100,451      (132,912)      (32,461)
Lincoln VIPT Janus Capital Appreciation Service Class                 1,613,599      (586,051)    1,027,548
Lincoln VIPT Marsico International Growth Service Class               2,166,203      (309,483)    1,856,720
Lincoln VIPT MFS Value Service Class                                  1,369,284      (201,645)    1,167,639
Lincoln VIPT Mid-Cap Growth Service Class                             1,884,172      (775,364)    1,108,808
Lincoln VIPT Mid-Cap Value Service Class                              1,861,577      (262,747)    1,598,830
Lincoln VIPT Mondrian International Value                               373,242      (774,271)     (401,029)
Lincoln VIPT Mondrian International Value Service Class               2,961,578    (2,377,490)      584,088
Lincoln VIPT Money Market                                            14,511,556   (13,252,858)    1,258,698
Lincoln VIPT Money Market Service Class                              49,025,144   (39,192,354)    9,832,790
Lincoln VIPT S&P 500 Index                                               24,882        (2,200)       22,682
Lincoln VIPT S&P 500 Index Service Class                              2,440,264      (716,012)    1,724,252
Lincoln VIPT Small-Cap Index Service Class                              796,934       (63,364)      733,570
Lincoln VIPT T. Rowe Price Growth Stock Service Class                   792,335      (114,013)      678,322
Lincoln VIPT T. Rowe Price Structured Mid-Cap Growth                     45,174       (32,993)       12,181
Lincoln VIPT T. Rowe Price Structured Mid-Cap Growth Service Class      739,365      (407,364)      332,001

                                                                       UNITS        UNITS      NET INCREASE
                                                                      ISSUED       REDEEMED     (DECREASE)
-----------------------------------------------------------------------------------------------------------
Lincoln VIPT Templeton Growth Service Class                          5,231,695      (576,642)    4,655,053
Lincoln VIPT UBS Global Asset Allocation                               318,727      (599,391)    (280,664)
Lincoln VIPT UBS Global Asset Allocation Service Class               2,623,708      (750,798)    1,872,910
Lincoln VIPT Value Opportunities Service Class                         117,596       (30,488)       87,108
Lincoln VIPT Wilshire 2010 Profile Service Class                       139,156       (16,162)      122,994
Lincoln VIPT Wilshire 2020 Profile Service Class                       278,766       (67,830)      210,936
Lincoln VIPT Wilshire 2030 Profile Service Class                        95,562        (5,464)       90,098
Lincoln VIPT Wilshire 2040 Profile Service Class                        40,683        (1,626)       39,057
Lincoln VIPT Wilshire Aggressive Profile Service Class               5,605,612    (1,933,868)    3,671,744
Lincoln VIPT Wilshire Conservative Profile Service Class             9,871,873    (3,771,940)    6,099,933
Lincoln VIPT Wilshire Moderate Profile Service Class                30,499,839   (10,287,333)   20,212,506
Lincoln VIPT Wilshire Moderately Aggressive Profile Service Class   21,104,437    (5,235,213)   15,869,224
MFS VIT Core Equity Service Class                                       28,001       (95,629)      (67,628)
MFS VIT Emerging Growth                                                 27,636      (197,720)     (170,084)
MFS VIT Emerging Growth Service Class                                  309,594      (447,412)     (137,818)
MFS VIT Total Return                                                   140,437      (800,010)     (659,573)
MFS VIT Total Return Service Class                                   6,949,123    (5,331,703)     1,617,420
MFS VIT Utilities                                                      145,088      (556,824)     (411,736)
MFS VIT Utilities Service Class                                      7,479,568    (3,130,503)     4,349,065
NB AMT Mid-Cap Growth                                                1,996,758    (1,641,017)       355,741
NB AMT Regency                                                       1,286,016    (1,896,686)     (610,670)
Putnam VT Growth & Income Class IB                                      28,059      (113,915)      (85,856)
Putnam VT Health Sciences Class IB                                      66,394      (236,437)     (170,043)

The change in units outstanding for the year ended December 31, 2006 is as follows:

                                                           UNITS        UNITS      NET INCREASE
                                                          ISSUED       REDEEMED     (DECREASE)
-----------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                            1,620,564      (320,387)    1,300,177
AIM V.I. Capital Appreciation Class II                     445,448       (27,500)      417,948
AIM V.I. Core Equity                                     3,177,977      (584,654)    2,593,323
AIM V.I. Core Equity Class II                              809,908      (120,994)      688,914
AIM V.I. International Growth                              125,941      (272,365)     (146,424)
AIM V.I. International Growth Class II                      97,015       (75,905)       21,110
ABVPSF Global Technology Class B                         1,267,575      (979,355)      288,220
ABVPSF Growth and Income Class B                         3,532,927    (3,425,696)      107,231
ABVPSF International Value Class B                       3,093,523      (186,442)    2,907,081
ABVPSF Large Cap Growth Class B                            504,819    (1,371,118)     (866,299)
ABVPSF Small/Mid Cap Value Class B                       2,150,416      (944,595)    1,205,821
American Century VP Inflation Protection Class 2         5,548,245    (3,331,364)    2,216,881
American Funds Global Growth Class 2                     7,098,673    (1,472,895)    5,625,778
American Funds Global Small Capitalization Class 2       5,666,268    (3,076,868)    2,589,400
American Funds Growth Class 2                           34,022,282   (17,221,407)   16,800,875
American Funds Growth-Income Class 2                    36,390,669   (17,774,609)   18,616,060
American Funds International Class 2                    15,323,365    (7,336,707)    7,986,658
Lincoln VIPT Baron Growth Opportunities Service Class      562,654      (107,178)      455,476
Delaware VIPT Capital Reserves Service Class             2,139,854    (1,488,881)      650,973
Delaware VIPT Diversified Income Service Class           8,956,639    (3,290,311)    5,666,328
Delaware VIPT Emerging Markets Service Class             5,499,195    (2,296,150)    3,203,045
Delaware VIPT High Yield                                   221,806      (408,079)     (186,273)
Delaware VIPT High Yield Service Class                   5,523,167    (3,947,522)    1,575,645
Delaware VIPT International Value Equity                    37,323       (71,763)      (34,440)
Delaware VIPT REIT                                          88,381      (259,925)     (171,544)
Delaware VIPT REIT Service Class                         5,012,523    (2,437,283)    2,575,240
Delaware VIPT Small Cap Value                              141,304      (400,386)     (259,082)
Delaware VIPT Small Cap Value Service Class              8,470,007    (3,122,957)    5,347,050
Delaware VIPT Trend                                         49,602      (475,281)     (425,679)
Delaware VIPT Trend Service Class                        2,365,226    (2,419,245)      (54,019)
Delaware VIPT U.S. Growth Service Class                    374,173      (682,111)     (307,938)
Delaware VIPT Value                                        274,023      (479,547)     (205,524)
Delaware VIPT Value Service Class                        4,878,007    (1,733,391)    3,144,616
DWS VIP Equity 500 Index                                   464,748    (1,833,693)   (1,368,945)

                                                                       UNITS         UNITS      NET INCREASE
                                                                       ISSUED       REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------------------------
DWS VIP Equity 500 Index Service Class                                1,363,570      (660,873)      702,697
DWS VIP Small Cap Index                                                 271,229      (385,809)     (114,580)
DWS VIP Small Cap Index Service Class                                 1,301,679      (499,645)      802,034
Fidelity VIP Contrafund Service Class 2                              17,364,278    (4,582,894)   12,781,384
Fidelity VIP Equity-Income                                               81,464      (552,148)     (470,684)
Fidelity VIP Equity-Income Service Class 2                              637,416    (1,296,625)     (659,209)
Fidelity VIP Growth                                                      44,800      (582,993)     (538,193)
Fidelity VIP Growth Service Class 2                                   1,235,252      (921,630)      313,622
Fidelity VIP Mid Cap Service Class 2                                 10,224,130    (2,232,455)    7,991,675
Fidelity VIP Overseas                                                    47,068      (163,801)     (116,733)
Fidelity VIP Overseas Service Class 2                                 2,098,279    (1,836,891)      261,388
FTVIPT Franklin Income Securities Class 2                             7,618,348      (660,454)    6,957,894
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2               2,406,684    (1,673,933)      732,751
FTVIPT Mutual Shares Securities Class 2                               4,785,686      (341,341)    4,444,345
FTVIPT Templeton Global Income Securities Class 2                     5,976,026    (1,123,578)    4,852,448
FTVIPT Templeton Growth Securities Class 2                            4,524,253    (1,449,258)    3,074,995
Janus Aspen Series Balanced Service Shares                              290,653      (717,094)     (426,441)
Janus Aspen Series Mid Cap Growth Service Shares                         88,871      (194,133)     (105,262)
Janus Aspen Series Worldwide Growth Service Shares                       16,823       (51,413)      (34,590)
Lincoln VIPT T. Rowe Price Structured Mid-Cap Growth                     39,117       (18,493)       20,624
Lincoln VIPT T. Rowe Price Structured Mid-Cap Growth Service Class      533,926      (160,362)      373,564
Lincoln VIPT Wilshire Aggressive Profile Service Class                3,974,735      (912,572)    3,062,163
Lincoln VIPT Delaware Bond                                            3,103,245    (5,889,786)   (2,786,541)
Lincoln VIPT Delaware Bond Service Class                             18,122,148    (8,587,673)    9,534,475
Lincoln VIPT Janus Capital Appreciation                                  38,345       (35,646)        2,699
Lincoln VIPT Janus Capital Appreciation Service Class                   595,202      (337,731)      257,471
Lincoln VIPT Wilshire Conservative Profile Service Class              6,987,540    (2,846,641)    4,140,899
Lincoln VIPT Core                                                        23,538       (23,203)          335
Lincoln VIPT Core Service Class                                         338,980      (100,865)      238,115
Lincoln VIPT FI Equity-Income Service Class                           1,216,195      (290,163)      926,032
Lincoln VIPT UBS Global Asset Allocation                              1,067,746      (475,804)      591,942
Lincoln VIPT UBS Global Asset Allocation Service Class                2,202,088      (724,442)    1,477,646
Lincoln VIPT Growth                                                       6,584        (1,048)        5,536
Lincoln VIPT Growth Service Class                                       889,446      (436,337)      453,109
Lincoln VIPT Delaware Growth and Income Service Class                   876,912      (226,234)      650,678
Lincoln VIPT Growth Opportunities Service Class                         493,798      (268,425)      225,373
Lincoln VIPT Mondrian International Value                               580,518      (638,664)      (58,146)
Lincoln VIPT Mondrian International Value Service Class               3,817,713    (2,135,779)    1,681,934
Lincoln VIPT Wilshire Moderate Profile Service Class                 30,304,426    (7,752,132)   22,552,294
Lincoln VIPT Wilshire Moderately Aggressive Profile Service Class    18,186,975    (3,288,716)   14,898,259
Lincoln VIPT Money Market                                            10,682,005   (10,965,016)     (283,011)
Lincoln VIPT Money Market Service Class                              22,805,337   (14,607,448)    8,197,889
Lincoln VIPT Delaware Social Awareness                                  115,346      (388,264)     (272,918)
Lincoln VIPT Delaware Social Awareness Service Class                    961,306    (1,013,483)      (52,177)
MFS VIT Core Equity Service Class                                        40,589       (78,652)      (38,063)
MFS VIT Emerging Growth                                                  45,612      (249,478)     (203,866)
MFS VIT Emerging Growth Service Class                                   118,968      (234,796)     (115,828)
MFS VIT Total Return                                                     94,940      (776,086)     (681,146)
MFS VIT Total Return Service Class                                    9,652,153    (4,815,314)    4,836,839
MFS VIT Utilities                                                       176,250      (604,294)     (428,044)
MFS VIT Utilities Service Class                                       4,168,733    (1,876,570)    2,292,163
NB AMT Mid-Cap Growth                                                 2,070,287    (1,392,234)      678,053
NB AMT Regency                                                        2,359,869    (1,884,088)      475,781
Putnam VT Growth & Income Class IB                                       24,805       (95,572)      (70,767)
Putnam VT Health Sciences Class IB                                       90,036      (353,449)     (263,413)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors of The Lincoln National Life Insurance Company and Contract Owners of Lincoln Life Variable Annuity Account N

We have audited the accompanying statement of assets and liabilities of Lincoln Life Variable Annuity Account N ("Variable Account"), comprised of the subaccounts described in Note 1, as of December 31, 2007, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Variable Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Lincoln Life Variable Annuity Account N at December 31, 2007, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ Ernst & Young LLP
-------------------------------------
Fort Wayne, Indiana
March 7, 2008

                    Lincoln Life Variable Annuity Account N

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is included in Part A of this Registration Statement.

     2. Part B

     The following financial statements for the Variable Account are included in Part B of this Registration Statement:

     Statement of Assets and Liabilities - December 31, 2007

     Statement of Operations - Year ended December 31, 2007

     Statements of Changes in Net Assets - Years ended December 31, 2007 and
     2006

     Notes to Financial Statements - December 31, 2007

     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration
     Statement:

     Consolidated Balance Sheets - Years ended December 31, 2007 and 2006

     Consolidated Statements of Income - Years ended December 31, 2007, 2006, and 2005

     Consolidated Statements of Shareholder's Equity - Years ended December 31, 2007, 2006, and 2005

     Consolidated Statements of Cash Flows - Years ended December 31, 2007, 2006, and 2005

     Notes to Consolidated Financial Statements - December 31, 2007

     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolution of Board of Directors and Memorandum from the President of The Lincoln National Life Insurance Company authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 24, 1997.

(2) Not Applicable.

(3) (a) Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (b) Wholesaling Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (c) Amendment to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (d) Amendment to Schedule A of Selling Group Agreement dated February 14, 2000 incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (e) Form of Amendment to Wholesaling Agreement between Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

   (f) Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2004.

   (g) ChoicePlus Selling Agreement with Affiliates (11/03) incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2004.

   (h) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(4) (a) ChoicePlus Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-40937) filed on September 3, 1998.

   (b) ChoicePlus Settlement Contract Rider incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (c) ChoicePlus Form of Income Contract Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-40937) filed on September 3, 1998.

   (d) ChoicePlus Nursing Care Waiver of Surrender/Withdrawal Charges Rider incorporated herein by reference to Post-Effective Amendment No.3 (File No. 333-40937) filed on April 29, 1999.

   (e) ChoicePlus Section 403(b) Annuity Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (f) ChoicePlus Section 457 Government Deferred Compensation Plan Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (g) ChoicePlus IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (h) ChoicePlus Roth IRA Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (i) ChoicePlus Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (j) ChoicePlus Contract Amendment (Definitions) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (k) ChoicePlus Contract Amendment (Death Benefit) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 1, 2000.

   (l) ChoicePlus Contract Amendment (CRT) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (m) ChoicePlus Contract Amendment (AG) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (n) ChoicePlus Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

   (o) ChoicePlus and ChoicePlus II Income4Life Solution (IRA) Rider incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 19, 2002.

   (p) ChoicePlus and ChoicePlus II Income4Life Solution (NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 19, 2002.

   (q) ChoicePlus II Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

   (r) ChoicePlus II Annuity Payment Option Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

   (s) ChoicePlus II Interest Adjusted Fixed Account Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

   (t) ChoicePlus II 1% Step-up Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

   (u) ChoicePlus II Estate Enhancement Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

   (v) ChoicePlus II 1% Estate Enhancement Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

   (w) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-40937) filed on October 11, 2002.

   (x) Accumulation Benefit Enhancement (ABE) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 19, 2002.

   (y) Estate Enhancement Benefit Rider w/5% Step-Up Death Benefit incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 19, 2002.

   (z) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-40937) filed on October 11, 2002.

   (aa) 28877-E IRA Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (bb) 28877 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (cc) 5305 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (dd) Contract Benefit Data (I4LA-CB 8/02) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (ee) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (ff) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (gg) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (hh) Variable Annuity Income Rider (I4LA-NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (ii) Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (jj) Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (kk) 32793 GMWB Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (ll) ABE prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (mm) 1% stepup and EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (nn) EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (oo) 1% stepup and DB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (pp) EGMDB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (qq) GOP prorate incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (rr) Variable Annuity Income Rider (I4L-NQ-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2004.

   (ss) Variable Annuity Income Rider (I4L-NQ 8/03) incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2004.

   (tt) Variable Annuity Income Rider (I4L-Q-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2003.

   (uu) (Variable Annuity Income Rider (I4L-Q 8/03) incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2003.

   (vv) Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-18419) filed on May 28, 2004.

   (ww) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (xx) Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (yy) Variable Annuity Income Rider (i4LA-NQ PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (zz) Variable Annuity Income Rider (i4LA-Q PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (aaa) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

   (bbb) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 19, 2006.

   (ccc) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 19, 2006.

   (ddd) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 19, 2006.

   (eee) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 19, 2006.

   (fff) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 19, 2006.

   (ggg) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 19, 2006.

   (hhh) Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-40937) filed on December 21, 2006.

   (iii) Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-40937) filed on April 13, 2007.

   (jjj) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-40937) filed on April 13, 2007.

   (kkk) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(5) (a) ChoicePlus Application incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.

   (b) ChoicePlus II Application incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

     (c) ChoicePlus Assurance (B Share) Application (CPAB 1/08)

(6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 33-27783) filed on December 5, 1996.

   (b) By-Laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

(7) (a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of January 31, 2008 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-68842) filed on April 4, 2008.

   (b) Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.

(8) (a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

     (i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (ii) DWS Investment VIT Funds incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (iii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (iv) American Century Variable Products incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (v) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (vi) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (vii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (viii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (ix) Alliance Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (x) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (xi) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (xii) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (xiii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

   (b) Accounting and Financial Administration Services Agreement among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(9) (a) Opinion and Consent of Jeremy Sachs, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-40937) filed on September 3, 1998.

   (b) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-40937) filed on June 15, 2001.

   (c) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed April 24, 2003.

(10) (a) Consent of Independent Registered Public Accounting Firm

   (b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-04999) filed on April 4, 2008.

(11) Not Applicable

(12) Not Applicable

(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

Item 25. Directors and Officers of the Depositor

   The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.


Name                          Positions and Offices with Depositor
---------------------------   -------------------------------------------------------------
Michael J. Burns****          Senior Vice President
Kelly D. Clevenger*           Vice President
Frederick J. Crawford**       Chief Financial Officer and Director
Christine S. Frederick***     Vice President and Chief Compliance Officer
Dennis R. Glass**             President and Director
Mark E. Konen****             Senior Vice President and Director
See Yeng Quek*****            Senior Vice President, Chief Investment Officer and Director
Keith J. Ryan*                Vice President and Director
Dennis L. Schoff**            Senior Vice President and General Counsel
Rise' C.M. Taylor*            Treasurer and Vice President
Westley V. Thompson***        Senior Vice President and Director
C. Suzanne Womack**           Secretary and Second Vice President

         * Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802

   ** Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087

        *** Principal business address is 350 Church Street, Hartford, CT 06103

     **** Principal business address is 100 North Greene Street, Greensboro, NC 27401

   ***** Principal business address is One Commerce Square, 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of February 29, 2008 there were 102,366 contract owners under Account N.

Item 28. Indemnification

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   Lincoln Financial Distributors, Inc. (LFD) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y.


Name                       Positions and Offices with Underwriter
------------------------   ------------------------------------------------
Terrence Mullen*           Chief Executive Officer, President and Director
David M. Kittredge*        Senior Vice President
Randal J. Freitag*         Vice President and Treasurer
Patrick J. Caulfield**     Vice President and Chief Compliance Officer
Frederick J. Crawford*     Director
Dennis R. Glass*           Director
Keith J. Ryan***           Vice President and Chief Financial Officer
Marilyn K. Ondecker***     Secretary

    * Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19103

         ** Principal Business address is 350 Church Street, Hartford, CT 06103

  *** Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Mellon Bank, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

   (d) Lincoln Life hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

   (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs
      (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 28 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 10th day of April, 2008.


      Lincoln Life Variable Annuity Account N (Registrant)
      Lincoln ChoicePlus, Lincoln ChoicePlus II, and
      Lincoln ChoicePlus Assurance (B Share)

      By:   /s/ Robert L. Grubka
            ------------------------------------
            Robert L. Grubka
            Vice President, The Lincoln National Life Insurance Company
                                        (Title)
      THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
      (Depositor)

      By:   /s/ Brian A. Kroll
            ------------------------------------
            Brian A. Kroll
            (Signature-Officer of Depositor)
            Vice President, The Lincoln National Life Insurance Company
                                        (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 10, 2008.


Signature                        Title
*                                President and Director (Principal Executive Officer)
------------------------------
Dennis R. Glass
*                                Senior Vice President, Chief Financial Officer and Director (Prin-
------------------------------
                                 cipal Financial Officer)
Frederick J. Crawford
*                                Senior Vice President
------------------------------
Michael J. Burns
*                                Senior Vice President and Director
------------------------------
Mark E. Konen
*                                Senior Vice President, Chief Investment Officer and Director
------------------------------
See Yeng Quek
*                                Vice President and Director
------------------------------
Keith J. Ryan
*                                Senior Vice President and Director
------------------------------
Westley V. Thompson
*By:/s/ Robert L. Grubka         Pursuant to a Power of Attorney
 ---------------------------
  Robert L. Grubka